UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2005

Date of reporting period:         March 31, 2005


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                                                        [LOGO]
                                                                        WELLS
                                                                        FARGO

                                                                        FUNDS



Wells Fargo STOCK FUNDS
SEMI-ANNUAL REPORT

               WELLS FARGO DIVERSIFIED EQUITY FUND
               WELLS FARGO DIVERSIFIED SMALL CAP FUND
               WELLS FARGO EQUITY INCOME FUND
               WELLS FARGO EQUITY INDEX FUND
               WELLS FARGO GROWTH FUND
               WELLS FARGO GROWTH EQUITY FUND
               WELLS FARGO INDEX FUND
               WELLS FARGO INTERNATIONAL EQUITY FUND
               WELLS FARGO LARGE CAP APPRECIATION FUND
               WELLS FARGO LARGE CAP VALUE FUND
               WELLS FARGO LARGE COMPANY GROWTH FUND
               WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND(SM)
               WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND(SM) WELLS FARGO MONTGOMERY MID CAP GROWTH FUND(SM)
               WELLS FARGO MONTGOMERY SMALL CAP FUND(SM)
               WELLS FARGO SIFE SPECIALIZED FINANCIAL SERVICES FUND
               WELLS FARGO SMALL CAP GROWTH FUND
               WELLS FARGO SMALL CAP OPPORTUNITIES FUND
               WELLS FARGO SMALL COMPANY GROWTH FUND
               WELLS FARGO SMALL COMPANY VALUE FUND
               WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND(SM)
               WELLS FARGO SPECIALIZED TECHNOLOGY FUND(SM)


                                                                  MARCH 31, 2005

                                                         WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS....................................................     1
--------------------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   DIVERSIFIED EQUITY FUND................................................     2
   DIVERSIFIED SMALL CAP FUND.............................................     4
   EQUITY INCOME FUND.....................................................     6
   EQUITY INDEX FUND......................................................     8
   GROWTH FUND............................................................    10
   GROWTH EQUITY FUND.....................................................    12
   INDEX FUND.............................................................    14
   INTERNATIONAL EQUITY FUND..............................................    16
   LARGE CAP APPRECIATION FUND............................................    18
   LARGE CAP VALUE FUND...................................................    20
   LARGE COMPANY GROWTH FUND..............................................    22
   MONTGOMERY EMERGING MARKETS FOCUS FUND.................................    24
   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND.........................    26
   MONTGOMERY MID CAP GROWTH FUND.........................................    28
   MONTGOMERY SMALL CAP FUND..............................................    30
   SIFE SPECIALIZED FINANCIAL SERVICES FUND...............................    32
   SMALL CAP GROWTH FUND..................................................    34
   SMALL CAP OPPORTUNITIES FUND...........................................    36
   SMALL COMPANY GROWTH FUND..............................................    38
   SMALL COMPANY VALUE FUND...............................................    40
   SPECIALIZED HEALTH SCIENCES FUND.......................................    42
   SPECIALIZED TECHNOLOGY FUND............................................    44
FUND EXPENSES.............................................................    46
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   DIVERSIFIED EQUITY FUND................................................    54
   DIVERSIFIED SMALL CAP FUND.............................................    55
   EQUITY INCOME FUND.....................................................    56
   EQUITY INDEX FUND......................................................    57
   GROWTH FUND............................................................    72
   GROWTH EQUITY FUND.....................................................    75
   INDEX FUND.............................................................    76
   INTERNATIONAL EQUITY FUND..............................................    77
   LARGE CAP APPRECIATION FUND............................................    86
   LARGE CAP VALUE FUND...................................................    87
   LARGE COMPANY GROWTH FUND..............................................    88
   MONTGOMERY EMERGING MARKETS FOCUS FUND.................................    89
   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND.........................    91
   MONTGOMERY MID CAP GROWTH FUND.........................................    95
   MONTGOMERY SMALL CAP FUND..............................................    99
   SIFE SPECIALIZED FINANCIAL SERVICES FUND...............................   104
   SMALL CAP GROWTH FUND..................................................   106
   SMALL CAP OPPORTUNITIES FUND...........................................   111
   SMALL COMPANY GROWTH FUND..............................................   117
   SMALL COMPANY VALUE FUND...............................................   118
   SPECIALIZED HEALTH SCIENCES FUND.......................................   119
   SPECIALIZED TECHNOLOGY FUND............................................   121
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES....................................   126
   STATEMENT OF OPERATIONS................................................   130
   STATEMENTS OF CHANGES IN NET ASSETS....................................   134
   FINANCIAL HIGHLIGHTS...................................................   146
NOTES TO FINANCIAL HIGHLIGHTS.............................................   162
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS.............................................   163
--------------------------------------------------------------------------------
                                MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   C&B LARGE CAP VALUE PORTFOLIO..........................................   179
   DISCIPLINED GROWTH PORTFOLIO...........................................   182
   EQUITY INCOME PORTFOLIO................................................   184
   INDEX PORTFOLIO........................................................   188
   INTERNATIONAL EQUITY PORTFOLIO.........................................   204
   INTERNATIONAL GROWTH PORTFOLIO.........................................   208
   INTERNATIONAL INDEX PORTFOLIO..........................................   212
   LARGE CAP APPRECIATION PORTFOLIO.......................................   237
   LARGE CAP VALUE PORTFOLIO..............................................   241
   LARGE COMPANY GROWTH PORTFOLIO.........................................   245
   OVERSEAS PORTFOLIO.....................................................   248
   SMALL CAP INDEX PORTFOLIO..............................................   253
   SMALL COMPANY GROWTH PORTFOLIO.........................................   271
   SMALL COMPANY VALUE PORTFOLIO..........................................   277
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES....................................   282
   STATEMENT OF OPERATIONS................................................   286
   STATEMENTS OF CHANGES IN NET ASSETS....................................   290
   FINANCIAL HIGHLIGHTS...................................................   296
NOTES TO FINANCIAL HIGHLIGHTS.............................................   298
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS.............................................   299
--------------------------------------------------------------------------------
OTHER INFORMATION ........................................................   304
--------------------------------------------------------------------------------
LIST OF ABBREVIATIONS.....................................................   309
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Stock Funds semi-annual report for the six-month period ended March 31, 2005. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, and information about each Fund's portfolio.

THE ECONOMY: RALLY AND REST
--------------------------------------------------------------------------------

      The economy was on track for broad-based growth as it headed into 2005. But at the end of a generally solid first quarter of 2005, the economy showed signs of losing steam, raising questions about its ability to sustain the estimated 3.5% to 4% growth rate that it maintained during the opening months of the year. In the fourth quarter of 2004, consumer spending continued to hold up well, supported by solid gains in household wealth, an improving job market, and a boost to purchasing power from recent declines in fuel costs. Low mortgage rates and strong "affordability" conditions continued to power the housing "boom," while exports showed signs of responding to improved U.S. competitiveness in the wake of the U.S. dollar's recent declines. By the first quarter of 2005, rising interest rates and costlier energy looked to be twin threats countering the signs of this economic expansion.

      Interest rates were pushed higher in the fourth quarter of 2004 by the Federal Reserve Board's (the Fed) two interest-rate increases in November and December. This was followed by two more successive rate hikes at the February and March 2005 policy meetings, leaving the Federal funds target rate at 2.75% by end of the first quarter of 2005.

STOCKS AND BONDS: NO CONSISTENCY
--------------------------------------------------------------------------------

      Stocks ended 2004 with their best quarterly performance in a year, contributing a 9.2% gain in the S&P 500 Index. There were several factors contributing to this performance, including falling oil prices and steady, long-term interest rates, which helped prospective homeowners and refinancers. By the end of first quarter of 2005, the S&P 500 Index experienced its worst quarterly loss in two years. The weakness was fairly broad-based, with only energy and utility stocks showing gains.

      Bonds also finished 2004 on a high note, with corporate and mortgage-backed securities leading the way during the period and for the year as a whole. As with stocks, by the end of the first quarter of 2005, inflation worries and rising interest rates had a predictable effect on bond performance, leaving the benchmark Lehman Brothers Aggregate Bond Index, which consists of investment-grade taxable bonds, down. The corporate sector was hit hardest by a bond sell-off late in the first quarter of 2005. Government agencies followed, hurt by the fallout from regulatory-related issues at Fannie Mae. Mortgage-backed securities did better, despite the rise in interest rates earlier in the quarter.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The economy may be more sensitive to rising interest rates than it has been historically. Since housing-related gains have been a major factor influencing the growth of consumer spending, rising interest rates could dampen that growth. And while higher energy costs are more likely to slow down growth than to derail it, a fundamentally tight market still could send those prices high enough to pose a threat to the recovery.

      During all market conditions, we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds and keeping a long-term perspective. Thank you for choosing WELLS FARGO FUNDS(R). We appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM.


Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Diversified Equity Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER                              SUB-ADVISERS FOR MASTER PORTFOLIOS
   Wells Fargo Funds Management,        Artisan Partners L.P.
   LLC                                  Barclays Global Fund Advisors
                                        Cadence Capital Management
FUND MANAGERS                           Cooke & Bieler, L.P.
   Thomas C. Biwer, CFA                 LSV Asset Management
   Christian L. Chan, CFA               New Star Institutional Managers Limited
   Andrew Owen, CFA                     Peregrine Capital Management, Inc.
                                        Smith Asset Management, L.P.
INCEPTION DATE                          Systematic Financial Management, L.P.
   12/31/88                             Wells Capital Management Incorporated

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 7.27%(1) for the six-month period ended March 31, 2005, excluding sales charges, outperforming its benchmark, the S&P 500 Index(2), which returned 6.88%, for the same period. The Fund's Class A shares distributed $0.32 per share in dividend income and $3.19 per share in capital gains during the period.

      Strong performance from small cap stocks and international equity stocks helped the Fund's performance, as the two asset classes comprise approximately 10% and 15% of Fund holdings, respectively.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund experienced mixed performance across its underlying large-cap investment styles. Most notably, the Large Company Growth Portfolio, in which the Fund invests, struggled during the period as value stocks continued to significantly outperform growth stocks. Energy, utilities, basic materials, and housing- and real estate-related stocks all performed well during the period. However, the portfolio's style, consistent with its growth style, does not have holdings in those sectors, as they typically are not areas of the economy that produce consistent growth over time. The two other portfolios in which the Fund invests that follow the large cap growth style--Disciplined Growth and Large Cap Appreciation--performed extremely well, but their relatively small allocations minimized their overall impact on the Fund's performance. Within the large cap value style, the Large Cap Value Portfolio performed well. Its strength was offset by weakness from the C&B Large Cap Value Portfolio, which lagged due to its significant underweighting in energy and utilities stocks. In addition, the Fund's international equity and small cap equity holdings both experienced strong gains during the period, contributing positively to the Fund's performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In an effort to enhance the diversification of the Fund, we made some changes to the Fund's underlying investment styles. On January 12, 2005, the Fund invested 8.33% of its assets in the Wells Fargo C&B Large Cap Value Portfolio. At the same time, we also increased the the Fund's asset allocation to the Large Cap Value Portfolio from about 5% to 8.33%. This effectively divided the large cap value portion of the Fund evenly between its portfolios.

      Additionally, we also completed changes to the Fund's international equity component, adding three new portfolio sub-advisers on October 6, 2004: Artisan Partners, Barclays Global Fund Advisors, and New Star Institutional Managers. This restructuring enhanced the Fund's overall diversification and is expected to enhance the performance of the international component of the Fund. The Fund's current allocation is highly diversified across asset classes, investment styles, and individual investment teams.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Because the Fund leverages the investment expertise of various independent teams, there is a wide range of opinion regarding the outlook for the equity markets. It is important to note that the Fund is, by design, a diversified vehicle intended to provide broad exposure across the various segments of the equity markets.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Diversified Equity Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2005)
--------------------------------------------------------------------------------

                                                         Including Sales Charge                Excluding Sales Charge
                                                ------------------------------------   ------------------------------------
                                                6-Month*   1-Year  5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year

Wells Fargo Diversified Equity Fund - Class A    1.10     (0.77)   (3.37)    9.03       7.27      5.29    (2.22)     9.67
Wells Fargo Diversified Equity Fund - Class B    1.86     (0.52)   (3.41)    8.85       6.86      4.48    (2.95)     8.85
Wells Fargo Diversified Equity Fund - Class C    5.85      3.47    (2.97)    8.87       6.85      4.47    (2.97)     8.87
Wells Fargo Diversified Equity Fund -
       Institutional Class                                                              7.39      5.55    (2.02)     9.78
Benchmark
  S&P 500 Index(2)                                                                      6.88      6.69    (3.16)    10.79

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (as of March 31, 2005)
--------------------------------------------------------------------------------
Microsoft Corporation                                                      2.16%
ExxonMobil Corporation                                                     2.08%
General Electric Company                                                   1.95%
Intel Corporation                                                          1.68%
Goldman Sachs Group Incorporated                                           1.63%
eBay Incorporated                                                          1.40%
Medtronic Incorporated                                                     1.32%
Bank of America Corporation                                                1.23%
American International Group Incorporated                                  1.22%
Citigroup Incorporated                                                     1.21%

FUND CHARACTERISTICS(4)(as of March 31, 2005)
--------------------------------------------------------------------------------
Beta**                                                                     1.02
Price to Earnings Ratio (trailing 12 months)                              17.96x
Price to Book Ratio                                                        2.86x
Median Market Cap ($B)                                                  $ 26.68
Portfolio Turnover                                                           21%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       13%
Consumer Staples                                                              5%
Energy                                                                        6%
Financials                                                                   16%
Health Care                                                                  10%
Industrials                                                                  10%
Information Technology                                                       16%
Materials                                                                     3%
Telecommunications Services                                                   2%
Utilities                                                                     2%
International                                                                15%
Cash                                                                          2%

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                        Wells Fargo Diversified
             Wells Fargo Diversified         Equity Fund -
              Equity Fund - Class A       Institutional Class      S&P 500 Index
             -----------------------   -------------------------   -------------
 3/31/1995              9,425                      10,000             10,000
 4/30/1995              9,677                      10,267             10,294
 5/31/1995              9,976                      10,585             10,705
 6/30/1995             10,288                      10,916             10,953
 7/31/1995             10,739                      11,395             11,316
 8/31/1995             10,775                      11,433             11,345
 9/30/1995             11,191                      11,874             11,823
10/31/1995             10,999                      11,670             11,781
11/30/1995             11,371                      12,064             12,298
12/31/1995             11,467                      12,167             12,535
 1/31/1996             11,794                      12,514             12,961
 2/29/1996             12,015                      12,748             13,081
 3/31/1996             12,175                      12,918             13,207
 4/30/1996             12,515                      13,279             13,401
 5/31/1996             12,805                      13,581             13,745
 6/30/1996             12,758                      13,537             13,798
 7/31/1996             12,138                      12,879             13,188
 8/31/1996             12,386                      13,141             13,466
 9/30/1996             13,048                      13,844             14,223
10/31/1996             13,136                      13,937             14,615
11/30/1996             13,961                      14,813             15,719
12/31/1996             13,814                      14,653             15,408
 1/31/1997             14,483                      15,367             16,371
 2/28/1997             14,479                      15,363             16,498
 3/31/1997             13,891                      14,738             15,822
 4/30/1997             14,475                      15,358             16,765
 5/31/1997             15,462                      16,401             17,784
 6/30/1997             16,186                      17,169             18,581
 7/31/1997             17,304                      18,360             20,058
 8/31/1997             16,419                      17,420             18,935
 9/30/1997             17,389                      18,449             19,970
10/31/1997             16,681                      17,699             19,303
11/30/1997             17,122                      18,162             20,197
12/31/1997             17,362                      18,421             20,545
 1/31/1998             17,561                      18,633             20,771
 2/28/1998             18,802                      19,949             22,268
 3/31/1998             19,625                      20,818             23,408
 4/30/1998             19,915                      21,126             23,647
 5/31/1998             19,494                      20,684             23,240
 6/30/1998             20,119                      21,346             24,184
 7/31/1998             19,770                      20,977             23,928
 8/31/1998             16,855                      17,883             20,470
 9/30/1998             17,720                      18,801             21,782
10/31/1998             18,906                      20,059             23,553
11/30/1998             20,028                      21,250             24,980
12/31/1998             21,243                      22,539             26,419
 1/31/1999             21,857                      23,185             27,524
 2/28/1999             21,224                      22,519             26,668
 3/31/1999             21,978                      23,319             27,734
 4/30/1999             22,796                      24,187             28,808
 5/31/1999             22,433                      23,802             28,128
 6/30/1999             23,661                      25,104             29,689
 7/31/1999             23,172                      24,586             28,762
 8/31/1999             22,917                      24,315             28,620
 9/30/1999             22,322                      23,679             27,835
10/31/1999             23,405                      24,828             29,597
11/30/1999             24,079                      25,548             30,198
12/31/1999             25,586                      27,147             31,977
 1/31/2000             24,496                      25,986             30,371
 2/29/2000             24,491                      25,981             29,797
 3/31/2000             26,548                      28,163             32,711
 4/30/2000             25,910                      27,486             31,727
 5/31/2000             25,331                      26,877             31,076
 6/30/2000             26,033                      27,616             31,844
 7/31/2000             25,640                      27,200             31,347
 8/31/2000             27,039                      28,690             33,294
 9/30/2000             25,890                      27,465             31,536
10/31/2000             25,939                      27,517             31,404
11/30/2000             24,349                      25,835             28,929
12/31/2000             25,103                      26,630             29,071
 1/31/2001             25,509                      27,061             30,103
 2/28/2001             23,464                      24,896             27,360
 3/31/2001             21,830                      23,162             25,628
 4/30/2001             23,577                      25,023             27,617
 5/31/2001             23,626                      25,086             27,802
 6/30/2001             23,025                      24,448             27,127
 7/31/2001             22,679                      24,087             26,861
 8/31/2001             21,575                      22,921             25,182
 9/30/2001             19,660                      20,888             23,150
10/31/2001             20,163                      21,428             23,592
11/30/2001             21,597                      22,956             25,401
12/31/2001             21,921                      23,311             25,625
 1/31/2002             21,586                      22,955             25,251
 2/28/2002             21,164                      22,512             24,764
 3/31/2002             22,075                      23,486             25,695
 4/30/2002             21,251                      22,611             24,138
 5/31/2002             20,977                      22,325             23,961
 6/30/2002             19,748                      21,017             22,255
 7/31/2002             17,827                      18,981             20,522
 8/31/2002             17,903                      19,068             20,655
 9/30/2002             15,917                      16,949             18,412
10/31/2002             17,119                      18,239             20,030
11/30/2002             18,085                      19,272             21,208
12/31/2002             17,072                      18,192             19,963
 1/31/2003             16,510                      17,598             19,442
 2/28/2003             16,163                      17,234             19,150
 3/31/2003             16,240                      17,316             19,334
 4/30/2003             17,573                      18,744             20,927
 5/31/2003             18,592                      19,837             22,028
 6/30/2003             18,895                      20,160             22,310
 7/31/2003             19,423                      20,730             22,703
 8/31/2003             19,803                      21,141             23,146
 9/30/2003             19,611                      20,942             22,900
10/31/2003             20,811                      22,228             24,194
11/30/2003             21,037                      22,475             24,407
12/31/2003             22,035                      23,545             25,686
 1/31/2004             22,390                      23,931             26,159
 2/29/2004             22,706                      24,268             26,522
 3/31/2004             22,539                      24,097             26,122
 4/30/2004             22,013                      23,540             25,712
 5/31/2004             22,235                      23,777             26,064
 6/30/2004             22,617                      24,191             26,569
 7/31/2004             21,730                      23,249             25,690
 8/31/2004             21,736                      23,261             25,793
 9/30/2004             22,124                      23,682             26,071
10/31/2004             22,456                      24,043             26,470
11/30/2004             23,571                      25,240             27,542
12/31/2004             24,346                      26,079             28,479
 1/31/2005             23,689                      25,375             27,784
 2/28/2005             24,214                      25,944             28,367
 3/31/2005             23,731                      25,433             27,865

--------------------------------------------------------------------------------

      Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Diversified Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Diversified Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Diversified Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Diversified Small Cap Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small-capitalization equity investment styles.

ADVISER                                 SUB-ADVISERS FOR MASTER PORTFOLIOS
     Wells Fargo Funds Management,         Wells Capital Management Incorporated
     LLC                                   Peregrine Capital Management, Inc.

FUND MANAGERS                           INCEPTION DATE
     Thomas C. Biwer, CFA                  12/31/97
     Christian L. Chan, CFA
     Andrew Owen, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 9.10%(1) for the six-month period ended March 31, 2005, excluding sales charges, outperforming its benchmark, the Russell 2000(R) Index(2), which returned 8.00%, for the same period. The Fund distributed no dividend income and $1.05 per share in capital gains during the period. Strong performance of the Fund's small value component helped returns during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The small company value style used by the Fund resulted in strong gains during the period. The fourth quarter of 2004 was particularly successful as the investment team capitalized on the strong recovery of companies that carried greater economic sensitivity with attractive valuations. During what was a relatively difficult first quarter of 2005, the team successfully preserved capital by taking profits on fully valued positions and maintaining broad sector diversification. An uptick in takeover activity within the portfolio's holdings also helped. The small company growth style used by the Fund struggled amid a difficult market for growth styles. While the style continues to focus on companies that may exhibit rapid growth in their businesses, investors are not paying a premium to own these companies. The style's exposure to higher-growth companies negatively impacted the Fund's performance during the sell-off in the first quarter of 2005.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund is broadly diversified across many economic sectors. Modest adjustments were made to the Fund's holdings by selling assets at a profit in the energy sector and purchasing more attractively priced companies in utilities and specialty rural telecommunications. Additions were made to existing positions or new holdings were purchased on a stock-by-stock basis with an emphasis on companies that potentially exhibit strong growth.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that corporate takeover activity will continue to be a potential source of returns for the small company value style going forward. The Fund's small company growth style will continue to seek fast-growing companies that are trading at more reasonable valuations than in the past.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Diversified Small Cap Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for the Institutional Class shares of the Wells Fargo Diversified Small Cap Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Diversified Small Cap Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (March 31, 2005)
--------------------------------------------------------------------------------

                                                                            Excluding Sales Charge
                                                                  ------------------------------------------
                                                                  6-Month*   1-Year   5-Year    Life of Fund
Wells Fargo Diversified Small Cap Fund - Institutional Class
   (Inception date 12/31/97)                                        9.10       8.53     8.27        6.71
Benchmark
  Russell 2000(R) Index(2)                                          8.00       5.41     4.01        6.14

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Tibco Software Incorporated                                                0.68%
Performance Food Group Company                                             0.62%
Gaylord Entertainment Company                                              0.60%
Alpha Natural Resources Incorporated                                       0.57%
Airtran Holdings Incorporated                                              0.56%
Aztar Corporation                                                          0.53%
Pharmaceutical Product Development Incorporated                            0.53%
Tech Data Corporation                                                      0.52%
Jarden Corporation                                                         0.52%
Regal Beloit Corporation                                                   0.52%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.93
Price to Earnings Ratio (trailing 12 months)                              17.32x
Price to Book Ratio                                                        1.96x
Median Market Cap ($B)                                                  $  0.78
Portfolio Turnover                                                           38%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (as of March 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       16%
Consumer Staples                                                              2%
Energy                                                                        6%
Financial Services                                                           16%
Health Care                                                                  13%
Industrials                                                                  15%
Information Technology                                                       20%
Basic Materials                                                               5%
Telecommunications Services                                                   2%
Utilities                                                                     2%
Cash                                                                          3%

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Wells Fargo
              Diversified Small Cap
              Fund - Institutional          Russell 2000(R)
                      Class                      Index
             -----------------------      -------------------
12/31/1997          10,000                       10,000
 1/31/1998           9,880                        9,842
 2/28/1998          10,690                       10,569
 3/31/1998          11,170                       11,005
 4/30/1998          11,220                       11,065
 5/31/1998          10,520                       10,469
 6/30/1998          10,450                       10,491
 7/31/1998           9,660                        9,641
 8/31/1998           7,600                        7,769
 9/30/1998           7,970                        8,377
10/31/1998           8,320                        8,719
11/30/1998           8,750                        9,176
12/31/1998           9,140                        9,744
 1/31/1999           9,040                        9,873
 2/28/1999           8,260                        9,074
 3/31/1999           8,150                        9,215
 4/30/1999           8,720                       10,041
 5/29/1999           8,990                       10,187
 6/30/1999           9,500                       10,648
 7/31/1999           9,450                       10,356
 8/31/1999           9,070                        9,973
 9/30/1999           9,020                        9,975
10/31/1999           9,020                       10,016
11/30/1999           9,370                       10,614
12/31/1999          10,040                       11,815
 1/31/2000           9,570                       11,625
 2/29/2000          10,400                       13,544
 3/31/2000          10,760                       12,652
 4/30/2000          10,690                       11,890
 5/31/2000          10,350                       11,197
 6/30/2000          10,810                       12,173
 7/31/2000          10,520                       11,781
 8/31/2000          11,440                       12,680
 9/30/2000          11,180                       12,307
10/31/2000          11,090                       11,759
11/30/2000          10,180                       10,551
12/31/2000          11,219                       11,457
 1/31/2000          11,475                       12,054
 2/28/2000          11,016                       11,263
 3/31/2000          10,516                       10,713
 4/30/2001          11,261                       11,550
 5/31/2001          11,507                       11,835
 6/30/2001          11,805                       12,243
 7/31/2001          11,549                       11,580
 8/31/2001          11,208                       11,206
 9/30/2001           9,781                        9,698
10/31/2001          10,143                       10,265
11/30/2001          10,890                       11,060
12/31/2001          11,452                       11,742
 1/31/2002          11,560                       11,620
 2/28/2002          11,506                       11,302
 3/31/2002          12,411                       12,210
 4/30/2002          12,691                       12,322
 5/31/2002          12,239                       11,774
 6/30/2002          11,776                       11,190
 7/31/2002          10,020                        9,501
 8/31/2002          10,095                        9,477
 9/30/2002           9,373                        8,797
10/31/2002           9,621                        9,079
11/30/2002          10,149                        9,889
12/31/2002           9,786                        9,338
 1/31/2003           9,449                        9,079
 2/28/2003           9,144                        8,805
 3/31/2003           9,275                        8,919
 4/30/2003          10,036                        9,764
 5/31/2003          10,993                       10,812
 6/30/2003          11,275                       11,008
 7/31/2003          12,015                       11,697
 8/31/2003          12,569                       12,232
 9/30/2003          12,308                       12,006
10/31/2003          13,254                       13,015
11/30/2003          13,657                       13,477
12/31/2003          14,084                       13,750
 1/31/2004          14,467                       14,347
 2/29/2004          14,599                       14,476
 3/31/2004          14,752                       14,611
 4/30/2004          14,205                       13,865
 5/31/2004          14,380                       14,086
 6/30/2004          15,004                       14,679
 7/31/2004          14,139                       13,691
 8/31/2004          13,997                       13,621
 9/30/2004          14,675                       14,260
10/31/2004          15,026                       14,541
11/30/2004          16,240                       15,802
12/31/2004          16,776                       16,269
 1/31/2005          16,105                       15,591
 2/28/2005          16,458                       15,854
 3/31/2005          16,011                       15,401

--------------------------------------------------------------------------------

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Diversified Small Cap Fund Institutional Class shares for the life of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management,          Wells Capital Management Incorporated
   LLC

FUND MANAGERS                          INCEPTION DATE
   Gary J. Dunn, CFA                      03/31/89
   David L. Roberts, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 8.41%(1) for the six-month period ended March 31, 2005, excluding sales charges, outperforming the S&P 500 Index(2), which returned 6.88%, and underperforming the Russell 1000 Value(R) Index(3), which returned 10.48%, for the same period. The Fund's Class A shares distributed $0.34 per share in dividend income and $2.02 per share in capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Several sectors contributed to the Fund's performance during the period, including utilities, energy, and consumer discretionary. Our energy holdings in Public Service Enterprise Group increased nearly 28% as a result of a takeover bid from Exelon. With the price of oil on the rise, our holdings in ConocoPhillips and ExxonMobile produced record profits for the period. May Department Stores was the portfolio's best performer, rising more than 40% after agreeing to a merger with Federated Department Stores.

      There were also several sectors that detracted from Fund performance, including telecommunication services, health care, and insurance. The intense competition in the telecommunications sector, particularly the competition for local calling customers from cable and Internet companies, continued to be an issue that impacted returns of the Fund's holdings in this area. Drug companies were still making headlines, most recently regarding Pfizer and concerns surrounding the use of its two COX-2 inhibitors, Bextra and Celebrex. Insurance company AIG traded down sharply due to a number of issues, including increased regulatory scrutiny, questionable accounting for reinsurance transactions, and the departure of its long-time CEO.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We added new positions in Morgan Stanley, Wyeth, Alltel, and Masco, as well as increasing our existing positions in Bank of America, Citicorp, Wachovia, St. Paul Travelers, Intel, Microsoft, and Motorola. We trimmed a number of positions in the portfolio to either increase our diversification or decrease holdings in investments whose fundamentals have diverged from our goals. These sales included American Express, US Bancorp, JP Morgan Chase, Hewlett-Packard, IBM, Fortune Brands, Kimberly Clark, McDonalds, PepsiCo, Becton Dickinson, Johnson & Johnson, Merck, and Pfizer. The result of these transactions reduced our weightings in the consumer sector and diversified our holdings in the finance and health care sectors.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the recent outperformance of large cap stocks may continue in this environment of good economic growth and somewhat higher interest rates. We continue to position our portfolio to potentially benefit from moderate economic growth and somewhat higher interest rates.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Equity Income Fund.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Income Equity Fund (the accounting survivor of a merger of the Norwest Advantage Income Equity Fund and the Stagecoach Diversified Equity Income Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class A and Class B shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class C sales charges and expenses.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                  Including Sales Charge                  Excluding Sales Charge
                                           -------------------------------------    ------------------------------------
                                            6-Month*   1-Year   5-Year   10-Year    6-Month*   1-Year   5-Year   10-Year
Wells Fargo Equity Income Fund - Class A       2.18      1.78     1.07     9.64        8.41      7.98    2.27     10.29
Wells Fargo Equity Income Fund - Class B       3.02      2.20     1.13     9.46        8.02      7.20    1.51      9.46
Wells Fargo Equity Income Fund - Class C       7.00      6.17     1.52     9.46        8.00      7.17    1.52      9.46
Wells Fargo Equity Income Fund -
      Institutional Class                                                              8.55      8.30    2.53     10.43
Benchmarks
  S&P 500 Index(2)                                                                     6.88      6.69   (3.16)    10.79
  Russell 1000 Value(R) Index(3)                                                      10.48     13.17    5.19     12.81

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

ExxonMobil Corporation                                                     4.92%
General Electric Company                                                   4.09%
Fortune Brands Incorporated                                                3.39%
Emerson Electric Company                                                   3.34%
Citigroup Incorporated                                                     3.29%
Pepsico Incorporated                                                       3.13%
Target Corporation                                                         2.95%
JP Morgan Chase & Company                                                  2.91%
ChevronTexaco Corporation                                                  2.86%
Bank of America Corporation                                                2.66%

CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.85
Price to Earnings Ratio (trailing 12 months)                               15.6x
Price to Book Ratio                                                         2.7x
Median Market Cap ($B)                                                  $ 63.40
Portfolio Turnover(6)                                                         4%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       13%
Consumer Staples                                                             10%
Energy                                                                       12%
Financial Services                                                           23%
Health Care                                                                   7%
Industrials                                                                  13%
Information Technology                                                        9%
Basic Materials                                                               6%
Telecommunications Services                                                   3%
Utilities                                                                     4%

GROWTH OF $10,000 INVESTMENT(7) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Wells Fargo                Wells Fargo
              Equity Income Fund -        Equity Income Fund          S&P 500      Russell 1000
                     Class A              Institutional Class          Index      Value(R) Index
              --------------------        -------------------         -------     -------------
 3/31/1995          9425                         10,000                 10,000       10,000
 4/30/1995          9712                         10,305                 10,294       10,316
 5/31/1995         10082                         10,697                 10,705       10,749
 6/30/1995         10150                         10,770                 10,953       10,894
 7/31/1995         10410                         11,045                 11,316       11,274
 8/31/1995         10461                         11,099                 11,345       11,432
 9/30/1995         11008                         11,680                 11,823       11,846
10/31/1995         10958                         11,626                 11,781       11,729
11/30/1995         11555                         12,260                 12,298       12,323
12/31/1995         11834                         12,556                 12,535       12,632
 1/31/1996         12252                         13,000                 12,961       13,026
 2/29/1996         12322                         13,074                 13,081       13,125
 3/31/1996         12466                         13,226                 13,207       13,348
 4/30/1996         12645                         13,417                 13,401       13,399
 5/31/1996         12946                         13,736                 13,745       13,566
 6/30/1996         13087                         13,880                 13,798       13,577
 7/31/1996         12564                         13,330                 13,188       13,064
 8/31/1996         12733                         13,510                 13,466       13,438
 9/30/1996         13295                         14,106                 14,223       13,972
10/31/1996         13546                         14,372                 14,615       14,513
11/30/1996         14498                         15,388                 15,719       15,565
12/31/1996         14230                         15,098                 15,408       15,366
 1/31/1997         14934                         15,840                 16,371       16,111
 2/28/1997         15148                         16,072                 16,498       16,348
 3/31/1997         14671                         15,566                 15,822       15,760
 4/30/1997         15144                         16,068                 16,765       16,422
 5/31/1997         15846                         16,813                 17,784       17,339
 6/30/1997         16524                         17,527                 18,581       18,083
 7/31/1997         17618                         18,688                 20,058       19,443
 8/31/1997         16765                         17,783                 18,935       18,751
 9/30/1997         17613                         18,688                 19,970       19,884
10/31/1997         17067                         18,108                 19,303       19,329
11/30/1997         17881                         18,973                 20,197       20,183
12/31/1997         18224                         19,331                 20,545       20,773
 1/31/1998         18249                         19,363                 20,771       20,478
 2/28/1998         19472                         20,661                 22,268       21,856
 3/31/1998         20498                         21,749                 23,408       23,193
 4/30/1998         20686                         21,943                 23,647       23,349
 5/31/1998         20384                         21,623                 23,240       23,003
 6/30/1998         20708                         21,966                 24,184       23,298
 7/31/1998         20117                         21,345                 23,928       22,887
 8/31/1998         17591                         18,659                 20,470       19,482
 9/30/1998         18561                         19,693                 21,782       20,600
10/31/1998         19880                         21,088                 23,553       22,197
11/30/1998         20815                         22,079                 24,980       23,231
12/31/1998         21471                         22,782                 26,419       24,021
 1/31/1999         21411                         22,718                 27,524       24,213
 2/28/1999         21461                         22,766                 26,668       23,872
 3/31/1999         22299                         23,655                 27,734       24,366
 4/30/1999         23450                         24,881                 28,808       26,641
 5/31/1999         23389                         24,811                 28,128       26,348
 6/30/1999         24348                         25,833                 29,689       27,113
 7/31/1999         23700                         25,147                 28,762       26,318
 8/31/1999         23306                         24,723                 28,620       25,342
 9/30/1999         22416                         23,779                 27,835       24,457
10/31/1999         23035                         24,435                 29,597       25,866
11/30/1999         23208                         24,624                 30,198       25,664
12/31/1999         23246                         24,669                 31,977       25,787
 1/31/2000         22074                         23,430                 30,371       24,947
 2/29/2000         20387                         21,644                 29,797       23,093
 3/31/2000         22424                         23,816                 32,711       25,911
 4/30/2000         22315                         23,705                 31,727       25,610
 5/31/2000         22680                         24,093                 31,076       25,879
 6/30/2000         22149                         23,533                 31,844       24,696
 7/31/2000         21704                         23,066                 31,347       25,005
 8/31/2000         22922                         24,366                 33,294       26,395
 9/30/2000         22678                         24,110                 31,536       26,638
10/31/2000         23282                         24,758                 31,404       27,293
11/30/2000         22464                         23,894                 28,929       26,281
12/31/2000         23628                         25,137                 29,071       27,597
 1/31/2001         23612                         25,126                 30,103       27,702
 2/28/2001         22918                         24,393                 27,360       26,932
 3/31/2001         21634                         23,030                 25,628       25,982
 4/30/2001         23073                         24,569                 27,617       27,255
 5/31/2001         23487                         25,009                 27,802       27,868
 6/30/2001         22800                         24,287                 27,127       27,249
 7/31/2001         22551                         24,027                 26,861       27,192
 8/31/2001         22070                         23,521                 25,182       26,102
 9/30/2001         20645                         22,000                 23,150       24,264
10/31/2001         20900                         22,284                 23,592       24,055
11/30/2001         22031                         23,486                 25,401       25,453
12/31/2001         22288                         23,768                 25,625       26,054
 1/31/2002         21963                         23,427                 25,251       25,853
 2/28/2002         22088                         23,567                 24,764       25,894
 3/31/2002         22815                         24,350                 25,695       27,119
 4/30/2002         22101                         23,587                 24,138       26,189
 5/31/2002         22083                         23,575                 23,961       26,320
 6/30/2002         20908                         22,329                 22,255       24,809
 7/31/2002         18983                         20,273                 20,522       22,502
 8/31/2002         19069                         20,371                 20,655       22,673
 9/30/2002         16549                         17,680                 18,412       20,152
10/31/2002         17770                         18,985                 20,030       21,645
11/30/2002         18818                         20,118                 21,208       23,009
12/31/2002         17854                         19,090                 19,963       22,010
 1/31/2003         17301                         18,498                 19,442       21,477
 2/28/2003         16768                         17,934                 19,150       20,904
 3/31/2003         16800                         17,972                 19,334       20,939
 4/30/2003         18149                         19,417                 20,927       22,782
 5/31/2003         19214                         20,558                 22,028       24,254
 6/30/2003         19600                         20,981                 22,310       24,557
 7/31/2003         19948                         21,361                 22,703       24,925
 8/31/2003         20036                         21,455                 23,146       25,314
 9/30/2003         19880                         21,290                 22,900       25,066
10/31/2003         21010                         22,509                 24,194       26,600
11/30/2003         21232                         22,754                 24,407       26,961
12/31/2003         22498                         24,106                 25,686       28,623
 1/31/2004         22890                         24,534                 26,159       29,126
 2/29/2004         23501                         25,197                 26,522       29,750
 3/31/2004         23236                         24,913                 26,122       29,490
 4/30/2004         22856                         24,512                 25,712       28,770
 5/31/2004         22883                         24,548                 26,064       29,064
 6/30/2004         23249                         24,942                 26,569       29,750
 7/31/2004         22774                         24,439                 25,690       29,330
 8/31/2004         22955                         24,647                 25,793       29,747
 9/30/2004         23145                         24,854                 26,071       30,208
10/31/2004         23299                         25,027                 26,470       30,710
11/30/2004         24286                         26,088                 27,542       32,263
12/31/2004         25002                         26,860                 28,479       33,343
 1/31/2005         24838                         26,691                 27,784       32,751
 2/28/2005         25602                         27,521                 28,367       33,837
 3/31/2005         25091                         26,980                 27,865       33,372

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value(R) Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Sector distribution and portfolio characteristics are subject to change.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a single master portfolio.

(7) The chart compares the performance of the Wells Fargo Equity Income Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Russell 1000 Value(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO EQUITY INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
     The Wells Fargo Equity Index Fund (the Fund) seeks to approximate the total rate of return of substantially all common stocks comprising the S&P 500 Index(1) before fees and expenses.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Gregory T. Genung, CFA                 01/25/84
   Laurie R. White

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 6.51%(2) for the six-month period ended March 31, 2005, excluding sales charges, underperforming its benchmark, the S&P 500 Index(1), which returned 6.88%, during the same period. The Fund's Class A shares distributed $0.67 per share in dividend income and $1.89 per share in capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES,  THE  MAXIMUM  FRONT-END  SALES  CHARGE IS 5.75%.  THE
MAXIMUM CONTINGENT-DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund, which invests in each company comprising the S&P 500 Index (the Index), followed the general pattern of highs and lows exhibited by the Index throughout the reporting period. The markets rallied in the fourth quarter of 2004, at a time when corporate earnings improved, energy prices decreased from nearly $60-a-barrel highs, and uncertainties over the U.S. presidential election outcome and threatened terrorist events had passed. By the end of first quarter of 2005, oil prices and interest rates weighed on investors' minds and caused volatility in the markets, affecting the final returns for the Fund during the reporting period.

      Energy was the best performing sector during the reporting period. All industries within the energy sector improved, but the refiners and exploration companies led the way. The worst performing sector was telecommunications services, which declined nearly 9% on diminished earnings expectations.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our goal in managing an index fund is to replicate the performance of the S&P 500 Index less expenses. Any changes in holdings in the Index were also changed in the Fund.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that oil prices and interest rates will continue to be the main influences on the markets in the upcoming quarters of 2005. It remains to be seen whether OPEC will increase its production before the summer travel season. Meanwhile, we believe that the Federal Reserve Board (the Fed) may to continue to raise short-term rates. The high price of oil may accomplish the Fed's goals of slowing down the economy, as gas prices continue to tax consumers' pocketbooks.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Equity Index Fund.

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(2) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A and Class B shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for Class A shares for periods prior to December 12, 1997, reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objectives and policies as the Fund. Performance shown for the Class B shares prior to February 17, 1998, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                  Including Sales Charge                  Excluding Sales Charge
                                            ------------------------------------    ------------------------------------
                                            6-Month*   1-Year   5-Year   10-Year    6-Month*   1-Year   5-Year   10-Year
Wells Fargo Equity Index Fund - Class A        0.39     (0.10)  (4.90)    9.27        6.51      5.99    (3.77)     9.92
Wells Fargo Equity Index Fund - Class B        1.13      0.19   (4.97)    9.14        6.13      5.19    (4.48)     9.14
Benchmark
  S&P 500 Index(1)                                                                    6.88      6.69    (3.16)    10.79

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

General Electric Company                                                   3.49%
Exxon Mobil Corporation                                                    3.48%
Microsoft Corporation                                                      2.24%
Citigroup Incorporated                                                     2.15%
Johnson & Johnson                                                          1.83%
Pfizer Incorporated                                                        1.79%
Bank of America Corporation                                                1.63%
Wal-Mart Stores Incorporated                                               1.55%
International Business Machines Corporation                                1.36%
Intel Corporation                                                          1.32%

CHARACTERISTICS(4)(AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.00
Price to Earnings Ratio (trailing 12 months)                              18.01x
Price to Book Ratio                                                        2.81x
Median Market Cap. ($B)                                                 $ 10.38
5-Year Earnings Growth (historic)                                          8.01%
Portfolio Turnover                                                            2%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                             11%
Consumer Staples                                                   10%
Energy                                                              9%
Financial Services                                                 20%
Health Care                                                        13%
Industrials                                                        12%
Information Technology                                             15%
Basic Materials                                                     3%
Telecommunications Services                                         3%
Utilities                                                           3%
Cash                                                                1%

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


               Wells Fargo Equity               S&P 500
                 Index - Class A                 Index
               ------------------               -------
 3/31/1995             9,425                     10,000
 4/30/1995             9,692                     10,294
 5/31/1995            10,069                     10,705
 6/30/1995            10,292                     10,953
 7/31/1995            10,623                     11,316
 8/31/1995            10,643                     11,345
 9/30/1995            11,078                     11,823
10/31/1995            11,034                     11,781
11/30/1995            11,503                     12,298
12/31/1995            11,713                     12,535
 1/31/1996            12,100                     12,961
 2/29/1996            12,204                     13,081
 3/31/1996            12,312                     13,207
 4/30/1996            12,482                     13,401
 5/31/1996            12,788                     13,745
 6/30/1996            12,828                     13,798
 7/31/1996            12,254                     13,188
 8/31/1996            12,498                     13,466
 9/30/1996            13,189                     14,223
10/31/1996            13,540                     14,615
11/30/1996            14,544                     15,719
12/31/1996            14,250                     15,408
 1/31/1997            15,118                     16,371
 2/28/1997            15,224                     16,498
 3/31/1997            14,591                     15,822
 4/30/1997            15,447                     16,765
 5/31/1997            16,370                     17,784
 6/30/1997            17,097                     18,581
 7/31/1997            18,424                     20,058
 8/31/1997            17,383                     18,935
 9/30/1997            18,316                     19,970
10/31/1997            17,693                     19,303
11/30/1997            18,491                     20,197
12/31/1997            18,794                     20,545
 1/31/1998            18,991                     20,771
 2/28/1998            20,347                     22,268
 3/31/1998            21,373                     23,408
 4/30/1998            21,576                     23,647
 5/31/1998            21,190                     23,240
 6/30/1998            22,050                     24,184
 7/31/1998            21,803                     23,928
 8/31/1998            18,647                     20,470
 9/30/1998            19,830                     21,782
10/31/1998            21,412                     23,553
11/30/1998            22,698                     24,980
12/31/1998            23,994                     26,419
 1/31/1999            24,977                     27,524
 2/28/1999            24,189                     26,668
 3/31/1999            25,140                     27,734
 4/30/1999            26,099                     28,808
 5/31/1999            25,467                     28,128
 6/30/1999            26,858                     29,689
 7/31/1999            26,009                     28,762
 8/31/1999            25,868                     28,620
 9/30/1999            25,147                     27,835
10/31/1999            26,728                     29,597
11/30/1999            27,243                     30,198
12/31/1999            28,821                     31,977
 1/31/2000            27,356                     30,371
 2/29/2000            26,825                     29,797
 3/31/2000            29,413                     32,711
 4/30/2000            28,510                     31,727
 5/31/2000            27,908                     31,076
 6/30/2000            28,574                     31,844
 7/31/2000            28,136                     31,347
 8/31/2000            29,861                     33,294
 9/30/2000            28,273                     31,536
10/31/2000            28,136                     31,404
11/30/2000            25,905                     28,929
12/31/2000            26,021                     29,071
 1/31/2001            26,927                     30,103
 2/28/2001            24,484                     27,360
 3/31/2001            22,919                     25,628
 4/30/2001            24,693                     27,617
 5/31/2001            24,845                     27,802
 6/30/2001            24,225                     27,127
 7/31/2001            23,974                     26,861
 8/31/2001            22,459                     25,182
 9/30/2001            20,631                     23,150
10/31/2001            21,016                     23,592
11/30/2001            22,615                     25,401
12/31/2001            22,801                     25,625
 1/31/2002            22,455                     25,251
 2/28/2002            22,014                     24,764
 3/31/2002            22,827                     25,695
 4/30/2002            21,428                     24,138
 5/31/2002            21,261                     23,961
 6/30/2002            19,729                     22,255
 7/31/2002            18,192                     20,522
 8/31/2002            18,299                     20,655
 9/30/2002            16,301                     18,412
10/31/2002            17,730                     20,030
11/30/2002            18,757                     21,208
12/31/2002            17,650                     19,963
 1/31/2003            17,179                     19,442
 2/28/2003            16,912                     19,150
 3/31/2003            17,066                     19,334
 4/30/2003            18,464                     20,927
 5/31/2003            19,422                     22,028
 6/30/2003            19,662                     22,310
 7/31/2003            19,997                     22,703
 8/31/2003            20,372                     23,146
 9/30/2003            20,146                     22,900
10/31/2003            21,272                     24,194
11/30/2003            21,448                     24,407
12/31/2003            22,557                     25,686
 1/31/2004            22,961                     26,159
 2/29/2004            23,266                     26,522
 3/31/2004            22,904                     26,122
 4/30/2004            22,533                     25,712
 5/31/2004            22,829                     26,064
 6/30/2004            23,262                     26,569
 7/31/2004            22,477                     25,690
 8/31/2004            22,557                     25,793
 9/30/2004            22,792                     26,071
10/31/2004            23,125                     26,470
11/30/2004            24,046                     27,542
12/31/2004            24,849                     28,479
 1/31/2005            24,231                     27,784
 2/28/2005            24,730                     28,367
 3/31/2005            24,276                     27,865

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution and Fund characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Stephen M. Kensinger, CFA              08/02/90
   Deborah Meacock, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.08%(1) for the six-month period ended March 31, 2005, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned 6.88%, for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The biggest contributor to the Fund's performance during the period was its holdings in Apple Computer, whose iPod sales continued to accelerate, as did the sales of downloaded music from their iTunes site. Adobe Systems, developer of the popular Acrobat document management software and PhotoShop digital photography software, was also a significant contributor to performance.

      The biggest detractor from performance was AIG, the largest global insurer, who was involved in an investigation of unfair business practices by the New York Attorney General's Office and the U.S. Securities and Exchange Commission.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the six-month period, the Fund's exposure to pharmaceutical stocks was reduced while its exposure to managed care companies and biotechnology companies with a focus on new cancer treatments was increased. We selectively added to technology companies in faster-growing niche markets, such as software and storage. The Fund increased its holdings in energy, basic materials, and industrials, where we anticipate continued potential strength from global economic growth.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With rising interest rates and energy prices creating fears of inflation, we believe that stocks face strong headwinds. This may likely be a challenging environment for many companies. As such, we believe that the portfolio is well diversified with exposure to industrials, basic materials, and energy holdings. We also believe that there may be continued strength in these sectors due to global economic growth and a weak U.S. dollar.

      On January 14, 2005, the shareholders of the Fund approved the Fund's reorganization into the Large Company Growth Fund, effective in the second quarter of 2005.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Growth Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class B shares of the Fund for the period from January 1, 1992, to January 1, 1995, reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares of the Fund prior to September 6, 1996, reflects performance of the Fund's Class A shares.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of March 31, 2005)
--------------------------------------------------------------------------------


                                                  Including Sales Charge                  Excluding Sales Charge
                                            ------------------------------------    ------------------------------------
                                            6-Month*   1-Year   5-Year   10-Year    6-Month*   1-Year   5-Year   10-Year
Wells Fargo Growth Fund - Class A             (1.88)    (4.99)   (9.93)    5.23        4.08      0.84   (8.86)     5.85
Wells Fargo Growth Fund - Class B             (1.42)    (5.00)  (10.14)    5.09        3.58      0.00   (9.54)     5.09
Wells Fargo Growth Fund - Institutional Class                                          4.18      1.07   (8.71)     5.96
Benchmark
  S&P 500 Index(2)                                                                     6.88      6.69   (3.16)    10.79

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Apple Computer Incorporated                                                4.39%
Johnson & Johnson                                                          3.79%
Dell Incorporated                                                          2.83%
Microsoft Corporation                                                      2.80%
Walgreen Company                                                           2.56%
Target Corporation                                                         2.55%
Wal-Mart Stores Incorporated                                               2.40%
UnitedHealth Group Incorporated                                            2.35%
General Electric Company                                                   2.33%
WellPoint Incorporated                                                     2.22%

FUND CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.42
Price to Earnings Ratio (trailing 12 months)                              30.80x
Price to Book Ratio                                                        4.23x
Median Market Cap. ($B)                                                  $ 4.75
Portfolio Turnover                                                           24%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                        9%
Consumer Staples                                                             10%
Energy                                                                        5%
Financials                                                                    8%
Health Care                                                                  28%
Industrials                                                                  11%
Information Technology                                                       27%
Materials                                                                     1%
Cash                                                                          1%

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Wells Fargo          Wells Fargo Growth Fund -
               Growth Fund - Class A      Institutional Class      S&P 500 Index
              ----------------------    -------------------------  -------------
 3/31/1995              9,425                  10,000                  10,000
 4/28/1995              9,564                  10,146                  10,294
 5/31/1995             10,006                  10,615                  10,705
 6/30/1995             10,247                  10,871                  10,953
 7/31/1995             10,548                  11,189                  11,316
 8/31/1995             10,710                  11,362                  11,345
 9/29/1995             11,078                  11,752                  11,823
10/31/1995             10,733                  11,386                  11,781
11/30/1995             11,160                  11,839                  12,298
12/29/1995             11,296                  11,984                  12,535
 1/31/1996             11,545                  12,248                  12,961
 2/29/1996             11,990                  12,720                  13,081
 3/31/1996             12,017                  12,748                  13,207
 4/30/1996             12,443                  13,200                  13,401
 5/31/1996             12,770                  13,547                  13,745
 6/30/1996             12,493                  13,253                  13,798
 7/31/1996             11,719                  12,432                  13,188
 8/31/1996             12,082                  12,817                  13,466
 9/30/1996             12,703                  13,453                  14,223
10/31/1996             13,108                  13,882                  14,615
11/30/1996             13,966                  14,791                  15,719
12/31/1996             13,750                  14,559                  15,408
 1/31/1997             14,613                  15,472                  16,371
 2/28/1997             14,207                  15,047                  16,498
 3/31/1997             13,701                  14,517                  15,822
 4/30/1997             14,301                  15,156                  16,765
 5/31/1997             15,243                  16,161                  17,784
 6/30/1997             15,589                  16,524                  18,581
 7/31/1997             16,926                  17,945                  20,058
 8/31/1997             15,918                  16,880                  18,935
 9/30/1997             16,565                  17,564                  19,970
10/31/1997             16,035                  17,008                  19,303
11/30/1997             16,286                  17,279                  20,197
12/31/1997             16,370                  17,370                  20,545
 1/31/1998             16,662                  17,672                  20,771
 2/28/1998             17,612                  18,683                  22,268
 3/31/1998             18,449                  19,579                  23,408
 4/30/1998             18,583                  19,715                  23,647
 5/31/1998             18,291                  19,405                  23,240
 6/30/1998             19,196                  20,368                  24,184
 7/31/1998             19,071                  20,240                  23,928
 8/31/1998             16,362                  17,365                  20,470
 9/30/1998             17,142                  18,190                  21,782
10/31/1998             18,574                  19,712                  23,553
11/30/1998             19,813                  21,031                  24,980
12/31/1998             21,153                  22,449                  26,419
 1/31/1999             21,950                  23,302                  27,524
 2/28/1999             21,221                  22,528                  26,668
 3/31/1999             22,265                  23,647                  27,734
 4/30/1999             22,916                  24,342                  28,808
 5/29/1999             22,178                  23,559                  28,128
 6/30/1999             23,490                  24,946                  29,689
 7/31/1999             22,819                  24,241                  28,762
 8/31/1999             22,848                  24,268                  28,620
 9/30/1999             22,207                  23,590                  27,835
10/31/1999             23,509                  24,981                  29,597
11/30/1999             23,979                  25,480                  30,198
12/31/1999             25,615                  27,224                  31,977
 1/31/2000             24,435                  25,974                  30,371
 2/29/2000             24,291                  25,812                  29,797
 3/31/2000             26,472                  28,141                  32,711
 4/30/2000             25,426                  27,032                  31,727
 5/31/2000             24,736                  26,306                  31,076
 6/30/2000             25,660                  27,284                  31,844
 7/31/2000             25,382                  26,992                  31,347
 8/31/2000             26,996                  28,716                  33,294
 9/30/2000             25,404                  27,022                  31,536
10/31/2000             24,613                  26,185                  31,404
11/30/2000             21,931                  23,342                  28,929
12/31/2000             22,066                  23,482                  29,071
 1/31/2001             22,427                  23,872                  30,103
 2/28/2001             20,192                  21,495                  27,360
 3/31/2001             18,650                  19,847                  25,628
 4/30/2001             20,275                  21,583                  27,617
 5/31/2001             20,317                  21,633                  27,802
 6/30/2001             19,581                  20,841                  27,127
 7/31/2001             19,081                  20,325                  26,861
 8/31/2001             17,539                  18,677                  25,182
 9/30/2001             16,192                  17,244                  23,150
10/31/2001             16,623                  17,696                  23,592
11/30/2001             17,900                  19,067                  25,401
12/31/2001             17,900                  19,067                  25,625
 1/31/2002             17,248                  18,375                  25,251
 2/28/2002             16,720                  17,809                  24,764
 3/31/2002             17,359                  18,501                  25,695
 4/30/2002             16,567                  17,646                  24,138
 5/31/2002             16,470                  17,558                  23,961
 6/30/2002             15,553                  16,577                  22,255
 7/31/2002             13,817                  14,728                  20,522
 8/31/2002             13,873                  14,778                  20,655
 9/30/2002             13,040                  13,898                  18,412
10/31/2002             13,790                  14,690                  20,030
11/30/2002             13,929                  14,841                  21,208
12/31/2002             13,193                  14,074                  19,963
 1/31/2003             12,970                  13,822                  19,442
 2/28/2003             12,887                  13,747                  19,150
 3/31/2003             13,151                  14,024                  19,334
 4/30/2003             13,804                  14,728                  20,927
 5/31/2003             14,290                  15,244                  22,028
 6/30/2003             14,290                  15,244                  22,310
 7/31/2003             14,790                  15,785                  22,703
 8/31/2003             15,164                  16,200                  23,146
 9/30/2003             14,776                  15,785                  22,900
10/31/2003             15,762                  16,841                  24,194
11/30/2003             15,831                  16,904                  24,407
12/31/2003             16,248                  17,369                  25,686
 1/31/2004             16,470                  17,608                  26,159
 2/29/2004             16,553                  17,696                  26,522
 3/31/2004             16,512                  17,659                  26,122
 4/30/2004             16,248                  17,382                  25,712
 5/31/2004             16,553                  17,709                  26,064
 6/30/2004             16,678                  17,847                  26,569
 7/31/2004             15,734                  16,841                  25,690
 8/31/2004             15,567                  16,665                  25,793
 9/30/2004             15,998                  17,130                  26,071
10/31/2004             16,289                  17,457                  26,470
11/30/2004             17,053                  18,262                  27,542
12/31/2004             17,539                  18,791                  28,479
 1/31/2005             16,845                  18,048                  27,784
 2/28/2005             16,942                  18,162                  28,367
 3/31/2005             16,650                  17,847                  27,865

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of securities divided by total market value of the Fund.

(4) Sector distribution and Fund characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Growth Equity Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER                                SUB-ADVISERS FOR MASTER PORTFOLIOS
   Wells Fargo Funds Management,          Artisan Partners L.P.
   LLC                                    Barclays Global Fund Advisers
                                          LSV Asset Management
FUND MANAGERS                             New Star Institutional Manager Limited
   Thomas C. Biwer, CFA                   Peregrine Capital Management, Inc.
   Christian L. Chan, CFA                 Smith Asset Management, L.P.
   Andrew Owen, CFA                       Wells Capital Management Incorporated

INCEPTION DATE
   04/30/89

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 7.48%(1) for the six-month period ended March 31, 2005, excluding sales charges, outperforming its benchmark, the S&P 500 Index(2), which returned 6.88%, for the same period.

      Strong performance from small cap stocks and international equity stocks helped the Fund's returns, as the two asset classes comprise approximately 35% and 30% of the Fund's holdings, respectively.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund experienced mixed performance across its underlying large cap growth style. Most notably, the Large Company Growth Portfolio in which the Fund invests struggled during the period as value stocks continued to significantly outperform growth stocks. The portfolio's pure growth focus meant it was unlikely to perform well in such an environment. Energy, utilities, basic materials, and housing- and real estate-related stocks all performed well. However, the portfolio had no representation across those sectors, as the managers believe they are typically not areas of the economy that produce consistent growth over time. The other large cap growth style portfolio in which the Fund invests, Disciplined Growth, performed well, but its relatively small allocation minimized its overall impact on the Fund. International equities were an area of strength during the period, helped by a weak U.S. dollar, which translated into higher returns. The Fund's international equity component performed well. Small cap stocks also experienced strong gains.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      There were modest changes across the underlying investment portfolios. We completed the changes to the Fund's international equity component, adding three new portfolio subadvisers on October 6, 2004: Artisan Partners, Barclays Global Investors, and New Star Institutional Managers. The restructuring is expected to enhance the Fund's overall diversification and potentially improve the performance of the international component of the Fund. The Large Company Growth Portfolio management team continues to believe in the stocks of the portfolio and has not altered their emphasis on what they believe to be the high-quality, high-growth companies. Across the small cap style, the portfolio teams are making small adjustments to take advantage of lower equity prices from the first quarter of 2005. The international component remains broadly diversified across sectors and countries, with a slight overweighting in energy, mainly as a result of strong appreciation in that sector.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Fund is positioned to potentially benefit from continued economic recovery across the globe. We will continue to diversify the Fund's holdings across what we believe to be the best-positioned growth companies throughout the various equity markets.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Growth Equity Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                  Including Sales Charge                  Excluding Sales Charge
                                            ---------------------------------       ------------------------------------
                                            6-Month*   1-Year   5-Year   10-Year    6-Month*   1-Year   5-Year   10-Year
Wells Fargo Growth Equity Fund - Class A       1.30     (1.54)   (3.53)    8.34        7.48      4.46   (2.38)     8.98
Wells Fargo Growth Equity Fund - Class B       2.04     (1.31)   (3.59)    8.16        7.04      3.69   (3.13)     8.16
Wells Fargo Growth Equity Fund - Class C       6.10      2.67    (3.12)    8.24        7.10      3.67   (3.12)     8.24
Wells Fargo Growth Equity Fund -
     Institutional Class                                                               7.60      4.72   (2.15)     9.13
Benchmark
  S&P 500 Index(2)                                                                     6.88      6.69   (3.16)    10.79

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

eBay Incorporated                                                          2.41%
Goldman Sachs Group Incorporated                                           2.27%
Medtronic Incorporated                                                     2.18%
Microsoft Corporation                                                      2.09%
Intel Corporation                                                          1.95%
First Data Corporation                                                     1.62%
Cisco Systems Incorporated                                                 1.51%
Dell Incorporated                                                          1.45%
Paychex Incorporated                                                       1.34%
American International Group Incorporated                                  1.34%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.05
Price to Earnings Ratio (trailing 12 months)                              18.04x
Price to Book Ratio                                                        2.64x
Median Market Cap. ($B)                                                 $ 17.25
Portfolio Turnover                                                           26%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       12%
Consumer Staples                                                              2%
Energy                                                                        2%
Financial Services                                                           12%
Health Care                                                                  10%
Industrials                                                                   8%
Information Technology                                                       20%
International                                                                30%
Basic Materials                                                               2%
Utilities                                                                     1%
Cash                                                                          1%

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                          Wells Fargo Growth
              Wells Fargo Growth             Equity Fund -
             Equity Fund - Class A        Institutional Class      S&P 500 Index
             ---------------------        -------------------      -------------
 3/31/1995            9,425                     10,000                10,000
 4/30/1995            9,640                     10,228                10,294
 5/31/1995            9,831                     10,431                10,705
 6/30/1995           10,277                     10,904                10,953
 7/31/1995           10,959                     11,628                11,316
 8/31/1995           11,020                     11,693                11,345
 9/30/1995           11,316                     12,007                11,823
10/31/1995           10,951                     11,619                11,781
11/30/1995           11,162                     11,843                12,298
12/31/1995           11,166                     11,847                12,535
 1/31/1996           11,369                     12,062                12,961
 2/29/1996           11,677                     12,390                13,081
 3/31/1996           11,884                     12,610                13,207
 4/30/1996           12,418                     13,176                13,401
 5/31/1996           12,684                     13,458                13,745
 6/30/1996           12,431                     13,190                13,798
 7/31/1996           11,703                     12,417                13,188
 8/31/1996           12,082                     12,820                13,466
 9/30/1996           12,684                     13,458                14,223
10/31/1996           12,588                     13,356                14,615
11/30/1996           13,225                     14,032                15,719
12/31/1996           13,263                     14,072                15,408
 1/31/1997           13,704                     14,540                16,371
 2/28/1997           13,535                     14,360                16,498
 3/31/1997           12,960                     13,751                15,822
 4/30/1997           13,276                     14,082                16,765
 5/31/1997           14,475                     15,358                17,784
 6/30/1997           15,214                     16,143                18,581
 7/31/1997           16,145                     17,130                20,058
 8/31/1997           15,526                     16,469                18,935
 9/30/1997           16,560                     17,570                19,970
10/31/1997           15,776                     16,733                19,303
11/30/1997           15,771                     16,733                20,197
12/31/1997           15,927                     16,899                20,545
 1/31/1998           16,175                     17,157                20,771
 2/28/1998           17,342                     18,400                22,268
 3/31/1998           17,983                     19,075                23,408
 4/30/1998           18,305                     19,422                23,647
 5/31/1998           17,739                     18,816                23,240
 6/30/1998           18,231                     19,343                24,184
 7/31/1998           17,819                     18,906                23,928
 8/31/1998           14,865                     15,772                20,470
 9/30/1998           15,475                     16,420                21,782
10/31/1998           16,324                     17,320                23,553
11/30/1998           17,377                     18,437                24,980
12/31/1998           18,555                     19,687                26,419
 1/31/1999           19,119                     20,286                27,524
 2/28/1999           18,164                     19,273                26,668
 3/31/1999           18,634                     19,771                27,734
 4/30/1999           19,299                     20,476                28,808
 5/31/1999           19,082                     20,247                28,128
 6/30/1999           20,285                     21,517                29,689
 7/31/1999           20,058                     21,282                28,762
 8/31/1999           19,752                     20,958                28,620
 9/30/1999           19,431                     20,611                27,835
10/31/1999           20,296                     21,534                29,597
11/30/1999           21,261                     22,559                30,198
12/31/1999           23,315                     24,750                31,977
 1/31/2000           22,518                     23,904                30,371
 2/29/2000           23,833                     25,306                29,797
 3/31/2000           25,130                     26,695                32,711
 4/30/2000           24,369                     25,887                31,727
 5/31/2000           23,358                     24,821                31,076
 6/30/2000           24,649                     26,197                31,844
 7/31/2000           24,278                     25,810                31,347
 8/31/2000           25,587                     27,205                33,294
 9/30/2000           24,290                     25,829                31,536
10/31/2000           24,004                     25,538                31,404
11/30/2000           22,244                     23,665                28,929
12/31/2000           23,244                     24,732                29,071
 1/31/2001           23,699                     25,223                30,103
 2/28/2001           21,400                     22,777                27,360
 3/31/2001           19,736                     21,013                25,628
 4/30/2001           21,479                     22,876                27,617
 5/31/2001           21,363                     22,754                27,802
 6/30/2001           21,074                     22,455                27,127
 7/31/2001           20,575                     21,933                26,861
 8/31/2001           19,498                     20,783                25,182
 9/30/2001           17,263                     18,405                23,150
10/31/2001           18,001                     19,203                23,592
11/30/2001           19,411                     20,706                25,401
12/31/2001           19,885                     21,223                25,625
 1/31/2002           19,623                     20,937                25,251
 2/28/2002           19,077                     20,364                24,764
 3/31/2002           20,199                     21,565                25,695
 4/30/2002           19,788                     21,136                24,138
 5/31/2002           19,301                     20,611                23,961
 6/30/2002           18,298                     19,545                22,255
 7/31/2002           16,143                     17,246                20,522
 8/31/2002           16,166                     17,278                20,655
 9/30/2002           14,594                     15,599                18,412
10/31/2002           15,552                     16,625                20,030
11/30/2002           16,480                     17,612                21,208
12/31/2002           15,567                     16,648                19,963
 1/31/2003           14,983                     16,027                19,442
 2/28/2003           14,654                     15,677                19,150
 3/31/2003           14,706                     15,733                19,334
 4/30/2003           15,948                     17,070                20,927
 5/31/2003           17,004                     18,200                22,028
 6/30/2003           17,311                     18,534                22,310
 7/31/2003           18,074                     19,354                22,703
 8/31/2003           18,635                     19,959                23,146
 9/30/2003           18,441                     19,752                22,900
10/31/2003           19,676                     21,081                24,194
11/30/2003           19,967                     21,399                24,407
12/31/2003           20,806                     22,298                25,686
 1/31/2004           21,127                     22,648                26,159
 2/29/2004           21,292                     22,831                26,522
 3/31/2004           21,322                     22,871                26,122
 4/30/2004           20,701                     22,211                25,712
 5/31/2004           20,910                     22,441                26,064
 6/30/2004           21,337                     22,903                26,569
 7/31/2004           20,244                     21,733                25,690
 8/31/2004           20,147                     21,630                25,793
 9/30/2004           20,723                     22,258                26,071
10/31/2004           21,127                     22,696                26,470
11/30/2004           22,445                     24,113                27,542
12/31/2004           23,229                     24,958                28,479
 1/31/2005           22,384                     24,059                27,784
 2/28/2005           22,850                     24,572                28,367
 3/31/2005           22,274                     23,950                27,865

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Growth Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Index Fund (the Fund) seeks to replicate the total rate of return of the S&P 500 Index(1), before fees and expenses.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Gregory T. Genung, CFA                 01/31/87
   Laurie R. White

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 6.77%(2) for the six-month period ended March 31, 2005, excluding sales charges, underperforming its benchmark, the S&P 500 Index(1), which returned 6.88%, for the same period. The Fund distributed $0.80 per share in dividend income and no capital gains during the six-month period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund, which invests in each company comprising the S&P 500 Index (the Index), followed the general pattern of highs and lows exhibited by the Index throughout the reporting period. The markets rallied in the fourth quarter of 2004, at a time when corporate earnings improved, energy prices decreased from nearly $60-a-barrel highs, and uncertainties over the U.S. presidential election outcome and threatened terrorist events had passed. By the end of first quarter of 2005, oil prices and interest rates weighed on investors' minds and caused volatility in the markets, affecting the final returns for the Fund during the reporting period.

      Energy was the best performing sector during the reporting period. All industries within the energy sector improved, but the refiners and exploration companies led the way. The worst performing sector was telecommunications services, which declined nearly 9% on diminished earnings expectations.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our goal in managing an index fund is to replicate the performance of the S&P 500 Index less expenses. Any changes in holdings in the Index were also changed in the Fund.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that oil prices and interest rates may continue to be the main influences on the markets in the upcoming quarters of 2005. It remains to be seen whether OPEC will increase its production before the summer travel season. Meanwhile, we believe that the Federal Reserve Board (the Fed) may continue to raise short-term rates. The high price of oil may accomplish the Fed's goals of slowing down the economy as gas prices continue to tax consumers' pocketbooks.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Index Fund.

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(2) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for Institutional Class shares of the Wells Fargo Index Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                           Excluding Sales Charge
                                                    -------------------------------------
                                                     6-Month*   1-Year   5-Year   10-Year
Wells Fargo Index Fund - Institutional Class            6.77      6.46   (3.28)    10.49
Benchmark
  S&P 500 Index(1)                                      6.88      6.69   (3.16)    10.79

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

General Electric Company                                                   3.50%
Exxon Mobil Corporation                                                    3.48%
Microsoft Corporation                                                      2.24%
Citigroup Incorporated                                                     2.15%
Johnson & Johnson                                                          1.83%
Pfizer Incorporated                                                        1.79%
Bank of America Corporation                                                1.64%
Wal-Mart Stores Incorporated                                               1.55%
International Business Machines Corporation                                1.37%
Intel Corporation                                                          1.32%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.00
Price to Earnings Ratio (trailing 12 months)                              18.01x
Price to Book Ratio                                                        2.81x
Median Market Cap ($B)                                                  $ 10.38
Portfolio Turnover(5)                                                         3%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       12%
Consumer Staples                                                             10%
Energy                                                                        9%
Financial Services                                                           20%
Health Care                                                                  13%
Industrials                                                                  12%
Information Technology                                                       15%
Basic Materials                                                               3%
Telecommunications Services                                                   3%
Utilities                                                                     3%

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Wells Fargo Index
              Fund Institutional
                      Class                    S&P 500 Index
              ------------------               -------------
 3/31/1995            10,000                       10,000
 4/30/1995            10,283                       10,294
 5/31/1995            10,681                       10,705
 6/30/1995            10,931                       10,953
 7/31/1995            11,277                       11,316
 8/31/1995            11,303                       11,345
 9/30/1995            11,760                       11,823
10/31/1995            11,705                       11,781
11/30/1995            12,212                       12,298
12/31/1995            12,438                       12,535
 1/31/1996            12,861                       12,961
 2/29/1996            12,965                       13,081
 3/31/1996            13,090                       13,207
 4/30/1996            13,276                       13,401
 5/31/1996            13,609                       13,745
 6/30/1996            13,665                       13,798
 7/31/1996            13,060                       13,188
 8/31/1996            13,324                       13,466
 9/30/1996            14,067                       14,223
10/31/1996            14,452                       14,615
11/30/1996            15,541                       15,719
12/31/1996            15,207                       15,408
 1/31/1997            16,167                       16,371
 2/28/1997            16,292                       16,498
 3/31/1997            15,625                       15,822
 4/30/1997            16,554                       16,765
 5/31/1997            17,559                       17,784
 6/30/1997            18,359                       18,581
 7/31/1997            19,796                       20,058
 8/31/1997            18,693                       18,935
 9/30/1997            19,707                       19,970
10/31/1997            19,044                       19,303
11/30/1997            19,916                       20,197
12/31/1997            20,253                       20,545
 1/31/1998            20,475                       20,771
 2/28/1998            21,946                       22,268
 3/31/1998            23,061                       23,408
 4/30/1998            23,293                       23,647
 5/31/1998            22,884                       23,240
 6/30/1998            23,812                       24,184
 7/31/1998            23,555                       23,928
 8/31/1998            20,139                       20,470
 9/30/1998            21,423                       21,782
10/31/1998            23,160                       23,553
11/30/1998            24,552                       24,980
12/31/1998            25,990                       26,419
 1/31/1999            27,026                       27,524
 2/28/1999            26,186                       26,668
 3/31/1999            27,227                       27,734
 4/30/1999            28,269                       28,808
 5/31/1999            27,590                       28,128
 6/30/1999            29,120                       29,689
 7/31/1999            28,214                       28,762
 8/31/1999            28,081                       28,620
 9/30/1999            27,313                       27,835
10/31/1999            29,038                       29,597
11/30/1999            29,613                       30,198
12/31/1999            31,341                       31,977
 1/31/2000            29,759                       30,371
 2/29/2000            29,195                       29,797
 3/31/2000            32,044                       32,711
 4/30/2000            31,077                       31,727
 5/31/2000            30,436                       31,076
 6/30/2000            31,175                       31,844
 7/31/2000            30,705                       31,347
 8/31/2000            32,602                       33,294
 9/30/2000            30,880                       31,536
10/31/2000            30,746                       31,404
11/30/2000            28,326                       28,929
12/31/2000            28,457                       29,071
 1/31/2001            29,455                       30,103
 2/28/2001            26,801                       27,360
 3/31/2001            25,107                       25,628
 4/30/2001            27,055                       27,617
 5/31/2001            27,233                       27,802
 6/30/2001            26,564                       27,127
 7/31/2001            26,299                       26,861
 8/31/2001            24,649                       25,182
 9/30/2001            22,658                       23,150
10/31/2001            23,084                       23,592
11/30/2001            24,848                       25,401
12/31/2001            25,062                       25,625
 1/31/2002            24,696                       25,251
 2/28/2002            24,216                       24,764
 3/31/2002            25,122                       25,695
 4/30/2002            23,599                       24,138
 5/31/2002            23,419                       23,961
 6/30/2002            21,743                       22,255
 7/31/2002            20,078                       20,522
 8/31/2002            20,209                       20,655
 9/30/2002            18,004                       18,412
10/31/2002            19,609                       20,030
11/30/2002            20,760                       21,208
12/31/2002            19,542                       19,963
 1/31/2003            19,015                       19,442
 2/28/2003            18,727                       19,150
 3/31/2003            18,904                       19,334
 4/30/2003            20,452                       20,927
 5/31/2003            21,533                       22,028
 6/30/2003            21,805                       22,310
 7/31/2003            22,182                       22,703
 8/31/2003            22,609                       23,146
 9/30/2003            22,365                       22,900
10/31/2003            23,624                       24,194
11/30/2003            23,829                       24,407
12/31/2003            25,069                       25,686
 1/31/2004            25,518                       26,159
 2/29/2004            25,867                       26,522
 3/31/2004            25,473                       26,122
 4/30/2004            25,069                       25,712
 5/31/2004            25,406                       26,064
 6/30/2004            25,895                       26,569
 7/31/2004            25,041                       25,690
 8/31/2004            25,136                       25,793
 9/30/2004            25,400                       26,071
10/31/2004            25,782                       26,470
11/30/2004            26,822                       27,542
12/31/2004            27,725                       28,479
 1/31/2005            27,051                       27,784
 2/28/2005            27,611                       28,367
 3/31/2005            27,120                       27,865

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single master portfolio.

(6) The chart compares the performance of the Wells Fargo Index Fund Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily in equity securities of non-U.S. companies.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management,         Artisan Partners L.P.
   LLC                                   LSV Asset Management
                                         New Star Institutional Managers Limited

FUND MANAGERS                          INCEPTION DATE
   Mark Beale                            09/24/97
   Josef Lakonishok
   Richard Lewis
   Menno Vermeulen, CFA
   Robert W. Vishny
   Mark L. Yockey, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 14.10%(1) for the six-month period ended March 31, 2005, excluding sales charges, underperforming its benchmark, the MSCI EAFE Index(2) (the Index), which returned 15.13%, for the same period. The Fund's Class A shares distributed less than $0.01 per share in dividend income and no capital gains during the six-month period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund uses three different styles of international equity management: an international value style, sub-advised by LSV Asset Management; an international blend style, sub-advised by New Star Institutional Managers Limited; and an international growth style, sub-advised by Artisan Partners Limited Partnership.

      The portion of the Fund managed by LSV experienced strong gains during the period. The style was slightly overweighted in energy stocks, which performed well on the heels of higher oil prices. The overweighting toward mid cap stocks relative to the benchmark also contributed to strong performance.

      In contrast, the portion of the Fund managed by New Star underperformed. While the style experienced solid returns from its consumer and energy stocks, its underweighting in utilities and relatively weak stock selection in the financials sector detracted from overall returns. The lack of holdings in the Japanese financials sector turned out to be a missed opportunity, since Japanese banks performed well during the period because of consolidation within the industry and relatively cheap stock prices.

      The portion of the Fund managed by Artisan Partners outperformed for the period. Holdings in the consumer discretionary sector, most notably media stocks, performed well. A leading gainer in the media group was UK-based ITV. The company benefited from an increase in earnings due in part to cost cutting efforts. Reports that ITV had successfully renegotiated better-than-expected deals with major advertisers also likely impacted the company's share price. On the other hand, holdings in the technology and industrials sectors lagged due to investor pessimism.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The primary change to the portion of the Fund managed by New Star was an increase in technology and health care holdings. These increases were made possible by reducing energy holdings in Japan and the UK.

      The most significant changes to the portion of the Fund managed by Artisan Partners were reductions in exposure to the European markets and additions to holdings in the Far East that fit within Artisan's global financial theme.

      LSV purchased several holdings in financial, energy, and pharmaceutical companies, mostly in Japan, and trimmed a number of stocks to meet redemptions or sold holdings that either met their price point or didn't meet expectations.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Because the Fund leverages the investment expertise of three independent teams, there is a wide range of opinion regarding the outlook for the international equity markets. It is important to note that the Fund is, by design, a diversified vehicle intended to provide broad exposure across international equity markets.

      INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES. FOR EXAMPLE, INVESTMENTS IN FOREIGN AND EMERGING MARKETS PRESENT SPECIAL RISKS INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo International Equity Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                        Including Sales Charge                         Excluding Sales Charge
                                                  --------------------------------------    ----------------------------------------
                                                  6-Month*   1-Year   5-Year  Life of Fund  6-Month*   1-Year   5-Year  Life of Fund
Wells Fargo International Equity Fund - Class A
 (Inception date 9/24/97)                          7.51       3.04    (7.00)     2.94        14.10      9.37     (5.89)      3.75
Wells Fargo International Equity Fund - Class B
 (Inception date 9/24/97)                          8.75       3.54    (7.18)     2.97        13.75      8.54     (6.64)      2.97
Wells Fargo International Equity Fund - Class C
 (Inception date 9/24/97)                         12.77       7.55    (6.64)     2.96        13.77      8.55     (6.64)      2.96
Wells Fargo International Equity Fund -
Institutional Class (Inception date 9/24/97)                                                 14.34      9.69     (5.70)      3.93
Benchmark
  MSCI EAFE Index(2)                                                                         15.13     15.06     (1.15)      3.96

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

UBS AG                                                                     2.26%
Shell Transport & Trading Company plc                                      1.23%
ING Groep NV                                                               1.17%
Roche Holding AG-Genusschein                                               1.17%
ENI SpA                                                                    1.15%
Barclays plc                                                               1.14%
Total SA                                                                   1.12%
Fortis                                                                     1.04%
Royal Dutch Petroleum Company                                              0.96%
Nestle SA                                                                  0.94%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.93
Price to Earnings Ratio (trailing 12 months)                               14.7x
Price to Book Ratio                                                         2.1x
Median Market Cap. ($B)                                                 $ 10.06
Portfolio Turnover                                                           24%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Continental Europe                                                           47%
United Kingdom                                                               19%
Australia                                                                     2%
Emerging Markets                                                              3%
Southeast Asia                                                                6%
Japan                                                                        21%
Canada                                                                        1%
Cash                                                                          1%

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Wells Fargo                Wells Fargo
                  International        International Equity Fund     MSCI EAFE
              Equity Fund - Class A      - Institutional Class         Index
             -----------------------   -------------------------   -------------
 9/24/1997              9,425                     10,000              10,000
 9/30/1997              9,510                     10,090              10,112
10/31/1997              8,954                      9,500               9,334
11/30/1997              9,029                      9,580               9,239
12/31/1997              9,116                      9,672               9,320
 1/31/1998              9,323                      9,892               9,745
 2/28/1998              9,955                     10,562              10,371
 3/31/1998             10,417                     11,052              10,691
 4/30/1998             10,605                     11,252              10,775
 5/31/1998             10,596                     11,242              10,722
 6/30/1998             10,746                     11,402              10,804
 7/31/1998             10,869                     11,532              10,913
 8/31/1998              9,135                      9,692               9,561
 9/30/1998              8,823                      9,362               9,267
10/31/1998              9,606                     10,192              10,233
11/30/1998             10,162                     10,782              10,757
12/31/1998             10,577                     11,222              11,182
 1/31/1999             10,756                     11,412              11,148
 2/28/1999             10,567                     11,212              10,883
 3/31/1999             10,897                     11,562              11,337
 4/30/1999             11,312                     12,002              11,796
 5/31/1999             10,926                     11,592              11,188
 6/30/1999             11,548                     12,252              11,625
 7/31/1999             11,906                     12,632              11,970
 8/31/1999             11,802                     12,522              12,014
 9/30/1999             11,972                     12,702              12,135
10/31/1999             12,670                     13,442              12,591
11/30/1999             14,065                     14,933              13,027
12/31/1999             15,988                     17,002              14,197
 1/31/2000             15,310                     16,286              13,296
 2/29/2000             16,638                     17,697              13,653
 3/31/2000             16,839                     17,922              14,183
 4/30/2000             15,807                     16,828              13,437
 5/31/2000             14,822                     15,774              13,109
 6/30/2000             15,606                     16,613              13,622
 7/31/2000             15,291                     16,286              13,051
 8/31/2000             15,568                     16,582              13,165
 9/30/2000             14,564                     15,518              12,524
10/31/2000             14,172                     15,099              12,228
11/30/2000             13,408                     14,291              11,769
12/31/2000             13,878                     14,792              12,187
 1/31/2001             14,220                     15,169              12,181
 2/28/2001             13,106                     13,977              11,268
 3/31/2001             12,208                     13,026              10,516
 4/30/2001             12,813                     13,674              11,247
 5/31/2001             12,706                     13,559              10,850
 6/30/2001             12,315                     13,151              10,406
 7/31/2001             11,983                     12,785              10,217
 8/31/2001             11,524                     12,304               9,958
 9/30/2001             10,255                     10,945               8,949
10/31/2001             10,635                     11,364               9,179
11/30/2001             11,085                     11,834               9,517
12/31/2001             11,329                     12,106               9,573
 1/31/2002             10,782                     11,531               9,065
 2/28/2002             10,635                     11,364               9,129
 3/31/2002             11,173                     11,949               9,622
 4/30/2002             11,173                     11,959               9,686
 5/31/2002             11,075                     11,855               9,809
 6/30/2002             10,567                     11,311               9,418
 7/31/2002              9,463                     10,120               8,489
 8/31/2002              9,356                     10,005               8,469
 9/30/2002              8,262                      8,844               7,560
10/31/2002              8,624                      9,231               7,966
11/30/2002              9,073                      9,712               8,327
12/31/2002              8,692                      9,306               8,048
 1/31/2003              8,174                      8,762               7,712
 2/28/2003              7,989                      8,563               7,535
 3/31/2003              7,823                      8,385               7,387
 4/30/2003              8,477                      9,097               8,111
 5/31/2003              8,946                      9,599               8,602
 6/30/2003              9,073                      9,736               8,811
 7/31/2003              9,190                      9,830               9,024
 8/31/2003              9,444                     10,112               9,241
 9/30/2003              9,649                     10,332               9,526
10/31/2003             10,255                     10,981              10,119
11/30/2003             10,479                     11,232              10,344
12/31/2003             11,197                     12,003              11,152
 1/31/2004             11,187                     11,992              11,309
 2/29/2004             11,325                     12,140              11,570
 3/31/2004             11,364                     12,182              11,635
 4/30/2004             10,971                     11,760              11,372
 5/31/2004             10,961                     11,750              11,411
 6/30/2004             11,099                     11,908              11,661
 7/31/2004             10,726                     11,507              11,282
 8/31/2004             10,677                     11,465              11,331
 9/30/2004             10,893                     11,686              11,627
10/31/2004             11,177                     12,003              12,024
11/30/2004             11,894                     12,783              12,845
12/31/2004             12,409                     13,331              13,408
 1/31/2005             12,222                     13,140              13,162
 2/28/2005             12,762                     13,712              13,731
 3/31/2005             12,428                     13,362              13,386

--------------------------------------------------------------------------------

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo International Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach International Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares of the Stagecoach Fund, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares, adjusted to reflect the expenses of the Institutional Class shares.

(2) The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI/EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings and characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo International Equity Fund Class A and Institutional Class shares for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Large Cap Appreciation Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Cadence Capital Management

FUND MANAGERS                          INCEPTION DATE
   William B. Bannick, CFA                08/31/01
   Robert L. Fitzpatrick, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 11.03%(1) for the six-month period ended March 31, 2005, excluding sales charges, outperforming its benchmark, the S&P 500 Index(2), which returned 6.88%, for the same period. The Fund's Class A shares distributed $0.04 per share in dividend income and $0.12 in capital gains during the six-month period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The consumer discretionary sector had the greatest favorable impact on relative performance of the Fund, led by hotels and gaming companies. This group benefited from rising revenue per available room and general improvements in the economy. Low exposure to the financial's sector, which underperformed during the period, and outperformance by specific financial companies held by the Fund, also had a positive impact on performance. The sector that detracted most from performance of the Fund was industrials, although there was no single stock that had a substantial negative effect.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We trimmed several energy holdings late in 2004 as oil prices retreated. However, we recognized that the supply and demand dynamics continue to favor the energy sector. As a result, we added exposure through service companies, integrated oil companies, and refiners to complement the exploration and production companies that we already held. We also purchased ExxonMobil in the first quarter of 2005, but missed some of the 25% gain it experienced during the reporting period since we purchased it later in the rise. We believe there may be earnings growth to come for ExxonMobil over the next several quarters.

      We reduced exposure to the information technology, health care, and consumer discretionary sectors, where we believe the fundamentals have been less compelling.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that high oil prices and further increases in interest rates may continue to impact market returns over the next several quarters. We expect economic growth to continue, although at a slower rate. We have positioned the Fund to potentially benefit from what we believe to be favorable energy dynamics, and have been selectively increasing exposure to cyclical industrials. We will remain underweighted in technology, where we see little near-term improvement for that sector. Within the financial sector, we expect further pressure on profit margins as interest rates continue to rise; however, there may be potential opportunities that we will prepare for in the capital markets and certain insurance segments.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Large Cap Appreciation Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                            Including Sales Charge                   Excluding Sales Charge
                                                         ------------------------------          ------------------------------
                                                         6-Month*  1-Year  Life of Fund            6-Month*  1-Year  Life of Fund
Wells Fargo Large Cap Appreciation Fund - Class A
(Inception date 8/31/01)                                    4.64     1.84     0.71                   11.03    8.05      2.38
Wells Fargo Large Cap Appreciation Fund - Class B
(Inception date 8/31/01)                                    5.67     2.31     0.80                   10.67    7.31      1.62
Wells Fargo Large Cap Appreciation Fund - Class C
(Inception date 8/31/01)                                    9.56     6.20     1.62                   10.56    7.20      1.62
Wells Fargo Large Cap Appreciation Fund -
Institutional Class (Inception date 8/31/01)                                                         11.16    8.31      2.62
Benchmark
  S&P 500 Index(2)                                                                                    6.88    6.69      2.87

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   General Electric Company                                                2.84%
   Johnson & Johnson                                                       2.17%
   Microsoft Corporation                                                   1.75%
   Marriott International Incorporated Class A                             1.48%
   United Health Group Incorporated                                        1.43%
   Hershey Foods Corporation                                               1.36%
   Valero Energy Corporation                                               1.36%
   Yahoo! Incorporated                                                     1.31%
   Apple Computer Incorporated                                             1.30%
   Goldman Sachs Group Incorporated                                        1.28%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

   Beta**                                                                  1.03
   Price to Earnings Ratio (trailing 12 months)                           19.02x
   Price to Book Ratio                                                     3.03x
   Median Market Cap ($B)                                               $ 17.53
   Portfolio Turnover(5)                                                     67%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       16%
Consumer Staples                                                              6%
Energy                                                                       12%
Financial Services                                                           12%
Health Care                                                                  11%
Industrials                                                                  15%
Information Technology                                                       16%
Basic Materials                                                               6%
Telecommunications Services                                                   1%
Utilities                                                                     2%
Cash                                                                          3%

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Wells Fargo Large Cap      Wells Fargo Large Cap
               Appreciation Fund -        Appreciation Fund -
                     Class A              institutional Class      S&P 500 Index
             -----------------------   -------------------------   -------------
 8/31/2001            9,425                       10,000              10,000
 9/30/2001            8,982                        9,530               9,193
10/31/2001            8,944                        9,500               9,369
11/30/2001            9,340                        9,910              10,087
12/31/2001            9,500                       10,090              10,176
 1/31/2002            9,378                        9,960              10,027
 2/28/2002            9,114                        9,670               9,834
 3/31/2002            9,444                       10,030              10,204
 4/30/2002            9,123                        9,690               9,585
 5/31/2002            8,982                        9,540               9,515
 6/30/2002            8,454                        8,980               8,838
 7/31/2002            7,681                        8,160               8,149
 8/31/2002            7,710                        8,190               8,202
 9/30/2002            7,097                        7,550               7,312
10/31/2002            7,474                        7,950               7,954
11/30/2002            7,568                        8,050               8,422
12/31/2002            7,238                        7,700               7,928
 1/31/2003            7,163                        7,620               7,721
 2/28/2003            7,088                        7,550               7,605
 3/31/2003            7,238                        7,710               7,678
 4/30/2003            7,653                        8,150               8,310
 5/31/2003            8,077                        8,610               8,748
 6/30/2003            8,143                        8,680               8,860
 7/31/2003            8,313                        8,860               9,016
 8/31/2003            8,539                        9,100               9,191
 9/30/2003            8,407                        8,960               9,094
10/31/2003            8,954                        9,540               9,608
11/30/2003            9,029                        9,630               9,692
12/31/2003            9,218                        9,830              10,200
 1/31/2004            9,321                        9,950              10,388
 2/29/2004            9,491                       10,120              10,532
 3/31/2004            9,491                       10,130              10,373
 4/30/2004            9,029                        9,640              10,210
 5/31/2004            9,180                        9,800              10,350
 6/30/2004            9,434                       10,080              10,551
 7/31/2004            8,963                        9,570              10,202
 8/31/2004            8,954                        9,560              10,243
 9/30/2004            9,237                        9,870              10,353
10/31/2004            9,444                       10,090              10,512
11/30/2004           10,038                       10,720              10,937
12/31/2004           10,312                       11,022              11,309
 1/31/2005           10,111                       10,809              11,033
 2/28/2005           10,408                       11,124              11,265
 3/31/2005           10,255                       10,972              11,066

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for the discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single master portfolio.

(6) The chart compares the performance of the Wells Fargo Large Cap Appreciation Fund Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Large Cap Value Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Systematic Financial Management, L.P.

FUND MANAGERS                          INCEPTION DATE
   D. Kevin McCreesh, CFA                 08/29/03
   Ronald M. Mushock, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 11.69%(1) for the six-month period ended March 31, 2005, excluding sales charges, outperforming its benchmark, the S&P 500 Index(2), which returned 6.88%, for the same period. The Fund's Class A shares distributed $0.07 per share in dividend income and no capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The two most prominent themes in the markets during the reporting period were the rise in oil prices and the Federal Reserve Board's "measured pace" of raising interest rates. Except for the two-month boost that the markets received after the November 2004 U.S. presidential election, the overall broad market was flat-to-slightly negative during the six-month period. On a positive note, and very favorable for our strategy, corporate earnings continued to exceed analyst expectations.

      Strong performers for the period included specialty retailer Abercrombie & Fitch, unregulated power-company AES, and Kerr-McGee, an exploration and production company specializing in oil and gas. Detractors from performance were flash memory card manufacturer SanDisk and pharmaceutical giant Pfizer. We eliminated our positions in both companies due to a deterioration of business fundamentals.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      New additions to the Fund included disk-drive manufacturer, Seagate Technology, information technology services provider, IBM, energy services company, Duke Energy, and oil refiner, Sunoco. We did not make any major changes with regards to our sector weightings. The Fund is currently overweighted in the information technology, consumer discretionary, and health care sectors, and underweighted in the financials, industrials, utilities, consumer staples, and telecommunication services sectors.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Pressures that we believe continue to weigh on the markets include the rise in oil prices, the probability of additional interest rate hikes, an increase in the trade deficit, and the pace of expansion in China. Despite these issues, we believe that the broad U.S. stock market is attractively valued and that buying opportunities may still exist. We believe that the ultimate driver for higher stock prices may be the continued improvement in the corporate earnings cycle. If this is the case, then it has the potential to provide a positive environment for our investment style, which focuses on companies that exceed their earnings expectations.

      On April 11, 2005, the name of the Large Cap Value Fund was changed to the Equity Value Fund.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Large Cap Value Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                              Including Sales Charge              Excluding Sales Charge
                                                          ------------------------------      ------------------------------
                                                          6-Month*  1-Year  Life of Fund      6-Month*  1-Year  Life of Fund
Wells Fargo Large Cap Value Fund - Class A
(Inception date 8/29/03)                                     5.27     6.01     12.69            11.69    12.48      16.97
Wells Fargo Large Cap Value Fund - Class B
(Inception date 8/29/03)                                     6.23     6.62     13.80            11.23    11.62      16.12
Wells Fargo Large Cap Value Fund - Class C
(Inception date 8/29/03)                                    10.33    10.82     16.18            11.33    11.82      16.18
Wells Fargo Large Cap Value Fund - Institutional Class
(Inception date 8/29/03)                                                                        11.92    12.80      17.33
Benchmark
S&P 500 Index(2)                                                                                 6.88     6.69      12.44

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
General Electric Company                                                   4.43%
Exxon Mobil Corporation                                                    4.40%
Bank of America Corporation                                                3.82%
Citigroup Incorporated                                                     3.60%
Dow Chemical Company                                                       2.64%
ConocoPhillips                                                             2.23%
Goldman Sachs Group Incorporated                                           2.23%
Chesapeake Energy Corporation                                              2.16%
Seagate Technology                                                         2.03%
United Technologies Corporation                                            1.99%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
Beta**                                                                     0.95
Price to Earnings Ratio (trailing 12 months)                              15.30x
Price to Book Ratio                                                        2.40x
Median Market Cap ($B)                                                  $ 17.60
Portfolio Turnover(5)                                                        75%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       13%
Consumer Staples                                                              4%
Energy                                                                       13%
Financial Services                                                           26%
Health Care                                                                   6%
Industrials                                                                  10%
Information Technology                                                       10%
Basic Materials                                                               5%
Telecommunications Services                                                   5%
Utilities                                                                     6%
Cash                                                                          2%

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Wells Fargo                Wells Fargo
                Large Cap Value -          Large Cap Value -          S&P 500
                     Class A              Institutional Class          Index
                -----------------         -------------------         -------
 8/29/2003             9,425                    10,000                10,000
 8/31/2003             9,425                    10,000                10,007
 9/30/2003             9,255                     9,820                 9,900
10/31/2003             9,689                    10,280                10,460
11/30/2003            10,028                    10,650                10,552
12/31/2003            10,438                    11,088                11,105
 1/31/2004            10,618                    11,278                11,309
 2/29/2004            10,910                    11,599                11,466
 3/31/2004            10,750                    11,428                11,293
 4/30/2004            10,306                    10,958                11,116
 5/31/2004            10,476                    11,138                11,268
 6/30/2004            10,825                    11,519                11,487
 7/31/2004            10,580                    11,258                11,107
 8/31/2004            10,599                    11,278                11,151
 9/30/2004            10,825                    11,519                11,271
10/31/2004            11,080                    11,799                11,444
11/30/2004            11,664                    12,419                11,907
12/31/2004            11,996                    12,782                12,312
 1/31/2005            11,816                    12,581                12,012
 2/28/2005            12,271                    13,072                12,264
 3/31/2005            12,091                    12,892                12,047

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for the discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single master portfolio.

(6) The chart compares the performance of the Wells Fargo Large Cap Value Fund Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, domestic companies that we believe have superior growth potential.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Peregrine Capital Management, Inc.

FUND MANAGERS                          INCEPTION DATE
   John S. Dale, CFA                      12/31/82
   Gary E. Nussbaum, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.62%(1) for the six-month period ended March 31, 2005, excluding sales charges, underperforming the S&P 500 Index(2), which returned 6.88%, during the same period.

      The Fund outperformed during the fourth quarter of 2004, but then underperformed during the first quarter of 2005 market correction. Certain portfolio holdings, such as Goldman Sachs, Charles Schwab, and Intel, did perform reasonably well. However, these gains were offset by declines in our holdings of eBay, American International Group, and Pfizer.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS AND SELECT CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The period was marked by a substantial difference between the returns for growth stocks versus value stocks. Energy stocks, utilities, housing- and real estate-related areas, and basic materials all performed well during the period. These sectors are typically not associated with growth investing. Technology, healthcare, and consumer discretionary sectors are typical growth areas and have significantly underperformed the rest of the market.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We added positions in Target Corp. because we believe there is opportunity to grow their own mass-merchandising niche. We also added Genzyme (biotech), Yahoo (Internet), and Legg Mason (finance) to the Fund's portfolio.

      We sold our positions in Cardinal Health, IMS Health, and Sungard Data Systems to pursue better potential growth opportunities elsewhere. We liquidated positions in Veritas Software and Family Dollar Stores as they were not meeting their long-term growth and profitability expectations.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe the same high-quality, high-growth holdings characteristics that have worked well historically may be the same key drivers of portfolio returns over the long-term.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Large Company Growth Fund.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo Large Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Large Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS((R)). Performance shown for the Class A shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to November 8, 1999, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Performance shown for the Select Class shares for periods prior to June 30, 2004, reflects performance of the Institutional Class shares adjusted to reflect expenses of the Select Class shares.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                  Excluding Sales Charge
                                               ------------------------------------    ------------------------------------
                                               6-Month*   1-Year   5-Year   10-Year    6-Month*   1-Year   5-Year   10-Year
Wells Fargo Large Company Growth Fund -
      Class A                                   (5.16)   (10.31)  (11.27)    9.16        0.62     (4.84)   (10.22)    9.81
Wells Fargo Large Company Growth Fund -
      Class B                                   (4.75)   (10.53)  (11.43)    9.09        0.25     (5.53)   (10.79)    9.09
Wells Fargo Large Company Growth Fund -
      Class C                                   (0.75)    (6.54)  (10.77)    9.10        0.25     (5.54)   (10.77)    9.10
Wells Fargo Large Company Growth Fund -
      Institutional Class                                                                0.75     (4.59)   (10.01)    9.97
Wells Fargo Large Company Growth Fund -
      Select Class                                                                       0.87     (4.43)    (9.98)    9.98
Benchmark
  S&P 500 Index(2)                                                                       6.88      6.69     (3.16)   10.79

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

eBay Incorporated                                                          6.97%
Medtronic Incorporated                                                     6.31%
Goldman Sachs Group Incorporated                                           6.13%
Microsoft Corporation                                                      5.50%
Intel Corporation                                                          5.21%
First Data Corporation                                                     4.69%
Cisco Systems Incorporated                                                 3.94%
Paychex Incorporated                                                       3.88%
American International Group Incorporated                                  3.88%
Dell Incorporated                                                          3.75%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.28
Price to Earnings Ratio (trailing 12 months)                              22.00x
Price to Book Ratio                                                        3.80x
Median Market Cap ($B)                                                  $ 44.90
Portfolio Turnover(5)                                                         6%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       19%
Consumer Staples                                                              2%
Financial Services                                                           19%
Health Care                                                                  14%
Industrials                                                                   7%
Information Technology                                                       38%
Cash                                                                          1%

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Wells Fargo                Wells Fargo
             Large Company Growth -     Large Company Growth -        S&P 500
                     Class A              Institutional Class          Index
             -----------------------   -------------------------   -------------
 3/31/1995              9,425                    10,000               10,000
 4/30/1995              9,672                    10,262               10,294
 5/31/1995              9,973                    10,581               10,705
 6/30/1995             10,695                    11,348               10,953
 7/31/1995             11,219                    11,903               11,316
 8/31/1995             11,321                    12,011               11,345
 9/30/1995             11,801                    12,521               11,823
10/31/1995             11,437                    12,135               11,781
11/30/1995             11,670                    12,382               12,298
12/31/1995             11,310                    12,000               12,535
 1/31/1996             11,608                    12,316               12,961
 2/29/1996             12,152                    12,893               13,081
 3/31/1996             12,288                    13,038               13,207
 4/30/1996             12,792                    13,573               13,401
 5/31/1996             13,199                    14,004               13,745
 6/30/1996             13,023                    13,817               13,798
 7/31/1996             12,299                    13,049               13,188
 8/31/1996             12,430                    13,189               13,466
 9/30/1996             13,585                    14,414               14,223
10/31/1996             13,478                    14,300               14,615
11/30/1996             14,334                    15,209               15,719
12/31/1996             14,150                    15,013               15,408
 1/31/1997             15,284                    16,216               16,371
 2/28/1997             14,939                    15,850               16,498
 3/31/1997             13,879                    14,725               15,822
 4/30/1997             14,963                    15,876               16,765
 5/31/1997             16,093                    17,074               17,784
 6/30/1997             16,941                    17,975               18,581
 7/31/1997             18,505                    19,633               20,058
 8/31/1997             17,484                    18,550               18,935
 9/30/1997             18,702                    19,843               19,970
10/31/1997             17,997                    19,094               19,303
11/30/1997             18,549                    19,680               20,197
12/31/1997             18,869                    20,020               20,545
 1/31/1998             19,364                    20,546               20,771
 2/28/1998             20,900                    22,174               22,268
 3/31/1998             21,438                    22,746               23,408
 4/30/1998             21,998                    23,339               23,647
 5/31/1998             21,289                    22,587               23,240
 6/30/1998             23,229                    24,646               24,184
 7/31/1998             23,277                    24,697               23,928
 8/31/1998             19,391                    20,574               20,470
 9/30/1998             21,214                    22,508               21,782
10/31/1998             22,769                    24,159               23,553
11/30/1998             24,932                    26,461               24,980
12/31/1998             27,920                    29,631               26,419
 1/31/1999             30,196                    32,054               27,524
 2/28/1999             28,925                    30,706               26,668
 3/31/1999             30,719                    32,615               27,734
 4/30/1999             30,847                    32,759               28,808
 5/31/1999             29,771                    31,614               28,128
 6/30/1999             32,389                    34,407               29,689
 7/31/1999             30,806                    32,736               28,762
 8/31/1999             30,883                    32,817               28,620
 9/30/1999             29,704                    31,574               27,835
10/31/1999             32,266                    34,297               29,597
11/30/1999             33,445                    35,558               30,198
12/31/1999             37,123                    39,470               31,977
 1/31/2000             36,168                    38,469               30,371
 2/29/2000             36,845                    39,192               29,797
 3/31/2000             41,183                    43,815               32,711
 4/30/2000             39,588                    42,120               31,727
 5/31/2000             36,949                    39,322               31,076
 6/30/2000             39,793                    42,357               31,844
 7/31/2000             39,918                    42,493               31,347
 8/31/2000             42,310                    45,048               33,294
 9/30/2000             39,357                    41,913               31,536
10/31/2000             39,336                    41,895               31,404
11/30/2000             36,005                    38,356               28,929
12/31/2000             35,706                    38,042               29,071
 1/31/2001             36,269                    38,649               30,103
 2/28/2001             30,767                    32,787               27,360
 3/31/2001             27,538                    29,357               25,628
 4/30/2001             30,491                    32,511               27,617
 5/31/2001             30,209                    32,222               27,802
 6/30/2001             29,360                    31,321               27,127
 7/31/2001             28,834                    30,763               26,861
 8/31/2001             26,221                    27,982               25,182
 9/30/2001             23,671                    25,261               23,150
10/31/2001             24,766                    26,439               23,592
11/30/2001             27,665                    29,544               25,401
12/31/2001             27,931                    29,832               25,625
 1/31/2002             27,756                    29,646               25,251
 2/28/2002             25,902                    27,670               24,764
 3/31/2002             27,055                    28,913               25,695
 4/30/2002             24,941                    26,655               24,138
 5/31/2002             24,181                    25,844               23,961
 6/30/2002             22,593                    24,150               22,255
 7/31/2002             20,379                    21,790               20,522
 8/31/2002             20,618                    22,048               20,655
 9/30/2002             18,334                    19,610               18,412
10/31/2002             20,421                    21,844               20,030
11/30/2002             21,818                    23,345               21,208
12/31/2002             20,044                    21,448               19,963
 1/31/2003             19,322                    20,679               19,442
 2/28/2003             19,141                    20,493               19,150
 3/31/2003             19,385                    20,769               19,334
 4/30/2003             21,127                    22,625               20,927
 5/31/2003             22,126                    23,700               22,028
 6/30/2003             22,381                    23,976               22,310
 7/31/2003             23,533                    25,213               22,703
 8/31/2003             23,980                    25,700               23,146
 9/30/2003             23,348                    25,021               22,900
10/31/2003             24,760                    26,547               24,194
11/30/2003             24,654                    26,439               24,407
12/31/2003             25,350                    27,189               25,686
 1/31/2004             25,621                    27,484               26,159
 2/29/2004             25,594                    27,466               26,522
 3/31/2004             25,249                    27,099               26,122
 4/30/2004             24,829                    26,655               25,712
 5/31/2004             25,206                    27,063               26,064
 6/30/2004             25,201                    27,063               26,569
 7/31/2004             23,629                    25,381               25,690
 8/31/2004             23,608                    25,363               25,793
 9/30/2004             23,879                    25,664               26,071
10/31/2004             24,335                    26,156               26,470
11/30/2004             25,355                    27,261               27,542
12/31/2004             26,109                    28,075               28,479
 1/31/2005             24,659                    26,523               27,784
 2/28/2005             24,702                    26,577               28,367
 3/31/2005             24,027                    25,855               27,865

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single master portfolio.

(6) The chart compares the performance of the Wells Fargo Large Company Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Josephine Jimenez, CFA                 12/31/97
   Frank Chiang

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 12.51%(1) for the six-month period ended March 31, 2005, excluding sales charges, underperforming its benchmark, the MSCI EMF Index(2), which returned 19.54%, for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75% AND A 2.00% REDEMPTION FEE IS ASSESSED ON CLASS A SHARES REDEEMED OR EXCHANGED WITHIN THREE MONTHS AFTER PURCHASE. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's overweighted position and stock selection in South Africa was a source of strength for the portfolio during the fourth quarter of 2004. But for the first quarter of 2005, those gains were offset by weaknesses in the finance and retail sectors, which were hurt by the depreciating Rand, South Africa's currency. Portfolio holdings that underperformed during the period included Standard Bank and Edgars retailer, both in South Africa. In Turkey, our position in Akbank, detracted from performance, however the portfolio's overweighted positions in Brazil and Mexico were beneficial to performance during the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In South Africa, a depreciating Rand currency caused us to reduce our weighting in domestic-oriented stocks. In Mexico, we reduced our positions in Cemex and Grupo Mexico as part of our strategy to take basic materials profits and reallocate them to information technology and telecommunication stocks. In Asia, we added to finance and real estate sectors to take advantage of strong domestic demand fueled by rising personal income and rapid wealth creation. We added to Korea, although we are still underweighted relative to the benchmark, in response to the improved investment climate and accelerated commercial and consumer lending.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although rising interest rates may continue to influence equity values, we believe that inflationary pressures remain contained, as higher commodity prices are unlikely to be effectively passed through to consumers. We will be monitoring the impact of pricing power on profit margins closely. We believe that Asia remains very attractive due to the potential opportunity to benefit from consumer, banking, real estate, and technology growth opportunities. Additionally, the enormous influx of financial aid to countries impacted by December 2004's tsunami is likely to create an infrastructure investment boom that could push Asian markets higher in the coming months. We believe we are well-positioned to potentially benefit from a rotation back into larger markets, which we believe are more liquid, carry less county-specific risk and possess more attractively-valued companies.

      INVESTING IN FOREIGN SECURITIES ENTAILS ADDITIONAL RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, POLITICAL AND DIPLOMATIC INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. IN ADDITION TO THE GREATER EXPOSURE TO THE RISKS OF FOREIGN INVESTING, EMERGING MARKETS PRESENT CONSIDERABLE ADDITIONAL RISKS, INCLUDING POTENTIAL INSTABILITY OF EMERGING MARKET COUNTRIES AND THE INCREASED SUSCEPTIBILITY OF EMERGING MARKET ECONOMIES TO FINANCIAL, ECONOMIC AND MARKET EVENTS.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C and Institutional Class shares of the WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND for periods prior to June 9, 2003, reflects the performance of the Class A, Class B, Class C and Class R shares, respectively, of the Montgomery Emerging Markets Focus Fund (the accounting survivor of a merger of the Montgomery Emerging Markets Focus Fund and Montgomery Emerging Markets Fund with the WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND), its predecessor fund, adjusted to reflect applicable sales charges. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS(R). Performance shown for the Class A, Class B and Class C shares of the Fund for periods prior to October 31, 2001, reflects the performance of the predecessor fund's Class R shares, adjusted to reflect each Class's fees and expenses. Performance shown for the Institutional Class shares of the Fund prior to June 9, 2003, reflects the performance of the predecessor fund's Class R shares.

(2) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is a free, float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of approximately 26 emerging market country indices. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                  Including Sales Charge                  Excluding Sales Charge
                                           -------------------------------------  -------------------------------------
                                                                        Life of                                 Life of
                                            6-Month*   1-Year   5-Year    Fund      6-Month*   1-Year   5-Year    Fund
                                            --------   ------   ------  -------     --------   ------   ------  -------
WELLS FARGO MONTGOMERY EMERGING
  MARKETS FOCUS FUND - Class A
   (Inception date 10/31/01)                  6.04     (1.01)    3.73    11.81       12.51       5.03    4.97     12.73
WELLS FARGO MONTGOMERY EMERGING
  MARKETS FOCUS FUND - Class B
   (Inception date 10/31/01)                  7.05     (0.79)    4.23    12.40       12.05       4.21    4.57     12.40
WELLS FARGO MONTGOMERY EMERGING
  MARKETS FOCUS FUND - Class C
   (Inception date 10/31/01)                 11.01      3.18     4.09    11.67       12.01       4.18    4.09     11.67
WELLS FARGO MONTGOMERY EMERGING
  MARKETS FOCUS FUND - Institutional Class
   (Inception date 12/31/97)                                                         12.65       5.32    5.23     13.11
Benchmark
  MSCI EMF Index(2)                                                                  19.54      17.02    4.52      6.58

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Samsung Electronics Company Limited                                        6.31%
Hon Hai Precision Industry Company Limited                                 5.78%
MTN Group Limited                                                          4.88%
Petroleo Brasileiro SA                                                     4.70%
United Microelectronics Corporation                                        4.59%
Standard Bank Group Limited                                                4.40%
Natura Cosmeticos SA                                                       4.29%
Shinhan Financial Group Company Limited                                    3.98%
Cathay Financial Holding Company                                           3.72%
Braskem SA                                                                 3.60%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.09
Price to Earnings Ratio (trailing 12 months)                              13.80x
Price to Book Ratio                                                        2.29x
Median Market Cap. ($B)                                                  $ 6.82
Portfolio Turnover(5)                                                       107%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Brazil                                                                       27%
Hong Kong                                                                     3%
Hungary                                                                       2%
Korea (South)                                                                10%
Mexico                                                                        8%
Philippines                                                                   1%
South Africa                                                                 16%
Taiwan                                                                       17%
Thailand                                                                      4%
Turkey                                                                        5%
U.S.                                                                          7%

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Wells Fargo Montgomery     Wells Fargo Montgomery
             Emerging Markets Focus     Emerging Markets Focus
                 Fund - Class A       Fund - Institutional Class  MSCI EMF Index
             -----------------------  --------------------------  --------------
12/31/97                9,425                     10,000               10,000
01/31/98                8,921                      9,470                9,216
02/28/98                9,963                     10,580               10,178
03/31/98               10,768                     11,440               10,619
04/30/98               11,281                     11,990               10,504
05/31/98                9,743                     10,360                9,064
06/30/98                8,780                      9,340                8,113
07/31/98                9,029                      9,610                8,371
08/31/98                6,518                      6,940                5,950
09/30/98                7,210                      7,680                6,328
10/31/98                7,769                      8,280                6,994
11/30/98                7,972                      8,500                7,576
12/31/98                7,429                      7,924                7,466
01/31/99                7,780                      8,302                7,346
02/28/99                7,672                      8,190                7,417
03/31/99                9,207                      9,834                8,395
04/30/99               10,226                     10,927                9,433
05/31/99               10,690                     11,427                9,378
06/30/99               12,556                     13,429               10,443
07/31/99               12,455                     13,327               10,159
08/31/99               11,543                     12,356               10,251
09/30/99               11,405                     12,214                9,904
10/31/99               12,057                     12,918               10,115
11/30/99               14,701                     15,757               11,022
12/31/99               16,434                     17,623               12,424
01/31/00               16,465                     17,664               12,498
02/29/00               16,584                     17,799               12,663
03/31/00               17,619                     18,918               12,725
04/30/00               15,845                     17,021               11,519
05/31/00               14,989                     16,109               11,043
06/30/00               15,976                     17,177               11,432
07/31/00               15,410                     16,576               10,844
08/31/00               16,337                     17,581               10,897
09/30/00               14,992                     16,140                9,945
10/31/00               14,350                     15,456                9,224
11/30/00               12,958                     13,963                8,418
12/31/00               13,530                     14,586                8,621
01/31/01               14,778                     15,938                9,808
02/28/01               13,933                     15,033                9,040
03/31/01               12,983                     14,014                8,152
04/30/01               13,632                     14,721                8,555
05/31/01               14,117                     15,252                8,657
06/30/01               13,466                     14,555                8,480
07/31/01               12,412                     13,422                7,944
08/31/01               12,233                     13,235                7,865
09/30/01               10,393                     11,249                6,648
10/31/01               10,917                     11,821                7,060
11/30/01               12,002                     13,006                7,798
12/31/01               13,052                     14,039                8,417
01/31/02               13,633                     14,678                8,702
02/28/02               13,952                     14,982                8,845
03/31/02               14,513                     15,611                9,377
04/30/02               14,784                     15,904                9,438
05/31/02               15,084                     16,239                9,287
06/30/02               14,029                     15,108                8,590
07/31/02               13,333                     14,354                7,937
08/31/02               13,110                     14,113                8,059
09/30/02               11,552                     12,447                7,190
10/31/02               12,278                     13,243                7,656
11/30/02               12,742                     13,746                8,183
12/31/02               12,329                     13,298                7,912
01/31/03               12,087                     13,057                7,877
02/28/03               11,739                     12,680                7,665
03/31/03               11,661                     12,596                7,447
04/30/03               13,452                     14,545                8,111
05/31/03               14,090                     15,237                8,693
06/30/03               14,777                     15,986                9,188
07/31/03               15,765                     17,062                9,763
08/31/03               16,887                     18,285               10,418
09/30/03               17,197                     18,612               10,494
10/31/03               18,726                     20,278               11,387
11/30/03               19,190                     20,784               11,527
12/31/03               21,116                     22,882               12,363
01/31/04               20,894                     22,640               12,802
02/29/04               21,358                     23,156               13,393
03/31/04               21,377                     23,178               13,565
04/30/04               18,939                     20,531               12,455
05/31/04               18,465                     20,035               12,210
06/30/04               18,445                     20,004               12,266
07/31/04               18,010                     19,540               12,049
08/31/04               19,036                     20,657               12,554
09/30/04               19,955                     21,670               13,279
10/31/04               20,284                     22,028               13,598
11/30/04               22,287                     24,211               14,857
12/31/04               23,710                     25,761               15,572
01/31/05               23,100                     25,097               15,622
02/28/05               24,890                     27,058               16,993
03/31/05               22,452                     24,411               15,873

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings and characteristics are subject to change.

(5) The fund's investment process may, at times, result in higher than average portfolio turnover and increased trading expenses, and may generate higher short-term capital gains.

(6) The chart compares the performance of the WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND Class A and Institutional Class shares for the life of the Fund with the MSCI EMF Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND(SM) (the
Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Frank Chiang                           12/17/93
   Josephine Jimenez, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 14.40%(1) for the six-month period ended March 31, 2005, excluding sales charges, underperforming its benchmark, the MSCI EMF Index(2), which returned 19.54%, for the same period. The Fund's shares distributed $0.45 per share in dividend income and no capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      SELECT CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's lack of exposure to many smaller cap markets was a major factor behind its underperformance relative to its benchmark. With no holdings in Jordan, Egypt, or Pakistan, the portfolio did not benefit from a rotation into small cap markets. A lack of exposure to Korea, one of the few large cap markets to perform well, also detracted from the Fund's performance.

      The Fund's overweighted position and stock selection in South Africa was a source of strength during the fourth quarter of 2004, but for the first quarter of 2005, those gains were offset by weaknesses in domestic holdings, particularly within the finance and retail sectors. Standard Bank was one of the Fund's biggest disappointments during the period, as well as Edgars, a large retailer in South Africa. In Turkey, our overweighted position in Akbank detracted from performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In Mexico, we reduced our positions in Cemex and Grupo Mexico as part of our strategy to take basic materials profits and reallocate them to information technology and telecom stocks. We also trimmed our exposure to Malaysia and invested in the property sector in China instead. In Asia, we raised our holdings in the finance and real estate sectors to take advantage of very strong domestic demand fueled by rising personal income and rapid wealth creation. We added to the Fund's Korea holdings in response to the improved investment climate and accelerated commercial and consumer lending. In South Africa, a weak Rand currency caused us to reduce our weighting in domestic-oriented companies.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Within the current investment environment, we believe that currencies may continue to impact international performance and add to volatility. Expectations for monetary policy are influencing our weightings in Brazil, where we expect interest rates to fall in the short term, and in China, which is being pressured to allow the Renminbi to float against the U.S. dollar. Although potential rising interest rates may continue to influence equity values, inflationary pressures should remain contained, as higher commodity prices are unlikely to be effectively passed to consumers. We believe that Asia remains very attractive due to the opportunity to potentially benefit from both internal and external growth opportunities. Additionally, the enormous influx of financial aid to countries impacted by December 2004's tsunami is likely to create an infrastructure investment boom that could push Asian markets higher in the coming months. We believe that we are well positioned to potentially benefit from a rotation back into larger markets, which are typically more liquid, carry less country-specific risk, and possess more attractively valued companies.

      INVESTING IN FOREIGN SECURITIES ENTAILS ADDITIONAL RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, POLITICAL AND DIPLOMATIC INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. IN ADDITION TO THE GREATER EXPOSURE TO THE RISKS OF FOREIGN INVESTING, EMERGING MARKETS PRESENT CONSIDERABLE ADDITIONAL RISKS, INCLUDING POTENTIAL INSTABILITY OF EMERGING MARKET COUNTRIES AND THE INCREASED SUSCEPTIBILITY OF EMERGING MARKET ECONOMIES TO FINANCIAL, ECONOMIC AND MARKET EVENTS.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Select Class shares of the WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND for periods prior to June 9, 2003, reflects the performance of the single class of shares of the Montgomery Institutional Series: Emerging Markets Portfolio (the accounting survivor of a merger of the Montgomery Institutional Series: Emerging Markets Portfolio and the WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND), its predecessor fund. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS(R).

(2) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is a free, float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of approximately 26 emerging market country indices. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                                          Excluding Sales Charge
                                                                                   ----------------------------------------
                                                                                    6-Month*   1-Year   5-Year      10-Year
                                                                                    --------   ------   ------      -------
WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND - Select Class            14.40      11.02    3.96         4.57
Benchmark
  MSCI EMF Index(2)                                                                  19.54      17.02    4.52         4.88

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Samsung Electronics Company Limited                                        5.70%
Asustek Computer                                                           3.03%
Taiwan Semiconductor Manufacturing Company Limited                         2.76%
Standard Bank Group Limited                                                2.58%
Shinhan Financial Group Company Limited                                    2.37%
China Trust Financial Holding Company Limited                              2.31%
Companhia Vale Do Rio Doce Preferreda                                      2.31%
MTN Group Limited                                                          2.12%
Hon Hai Precision Industry Company Limited                                 2.08%
Public Bank Berhad                                                         1.83%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.09
Price to Earnings Ratio (trailing 12 months)                              12.40x
Price to Book Ratio                                                        2.27x
Median Market Cap. ($B)                                                  $ 5.58
Portfolio Turnover                                                           62%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Argentina                                                                     1%
Brazil                                                                       15%
Chile                                                                         1%
China                                                                         1%
Czech Republic                                                                1%
Hong Kong                                                                     7%
Hungary                                                                       2%
India                                                                         5%
Indonesia                                                                     2%
Israel                                                                        1%
Korea (South)                                                                12%
Luxemburg                                                                     1%
Malaysia                                                                      2%
Mexico                                                                        7%
Philippines                                                                   2%
Russia                                                                        2%
South Africa                                                                 11%
Taiwan                                                                       14%
Thailand                                                                      3%
Turkey                                                                        3%
U.S.A.                                                                        7%

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Wells Fargo Montgomery
             Institutional Emerging
                 Markets Fund -
                  Select Class                MSCI EMF Index
             -----------------------          --------------
 3/31/1995             10,000                     10,000
 4/30/1995             10,181                     10,449
 5/31/1995             10,859                     11,004
 6/30/1995             10,920                     11,037
 7/31/1995             11,231                     11,285
 8/31/1995             10,796                     11,019
 9/30/1995             10,710                     10,967
10/31/1995             10,360                     10,547
11/30/1995             10,082                     10,359
12/31/1995             10,472                     10,818
 1/31/1996             11,202                     11,587
 2/29/1996             10,969                     11,403
 3/31/1996             11,141                     11,492
 4/30/1996             11,739                     11,951
 5/31/1996             11,935                     11,898
 6/30/1996             12,028                     11,972
 7/31/1996             11,293                     11,154
 8/31/1996             11,628                     11,439
 9/30/1996             11,726                     11,539
10/31/1996             11,481                     11,231
11/30/1996             11,724                     11,419
12/31/1996             11,839                     11,471
 1/31/1997             12,799                     12,253
 2/28/1997             13,237                     12,778
 3/31/1997             12,930                     12,442
 4/30/1997             12,940                     12,464
 5/31/1997             13,425                     12,821
 6/30/1997             14,487                     13,507
 7/31/1997             14,975                     13,709
 8/31/1997             13,435                     11,964
 9/30/1997             13,933                     12,296
10/31/1997             11,536                     10,278
11/30/1997             11,153                      9,903
12/31/1997             11,606                     10,142
 1/31/1998             10,324                      9,346
 2/28/1998             11,024                     10,322
 3/31/1998             11,327                     10,770
 4/30/1998             11,488                     10,652
 5/31/1998             10,024                      9,193
 6/30/1998              8,973                      8,228
 7/31/1998              9,401                      8,489
 8/31/1998              6,589                      6,035
 9/30/1998              6,849                      6,418
10/31/1998              7,287                      7,093
11/30/1998              7,915                      7,683
12/31/1998              7,545                      7,572
 1/31/1999              7,328                      7,450
 2/28/1999              7,147                      7,522
 3/31/1999              8,122                      8,514
 4/30/1999              9,047                      9,567
 5/31/1999              8,850                      9,511
 6/30/1999              9,848                     10,591
 7/31/1999              9,622                     10,303
 8/31/1999              9,647                     10,397
 9/30/1999              9,312                     10,045
10/31/1999              9,619                     10,259
11/30/1999             10,705                     11,179
12/31/1999             12,590                     12,600
 1/31/2000             12,633                     12,675
 2/29/2000             12,978                     12,843
 3/31/2000             12,880                     12,905
 4/30/2000             11,678                     11,682
 5/31/2000             11,403                     11,199
 6/30/2000             11,859                     11,594
 7/31/2000             11,310                     10,997
 8/31/2000             11,771                     11,051
 9/30/2000             10,561                     10,086
10/31/2000              9,828                      9,355
11/30/2000              8,750                      8,537
12/31/2000              9,135                      8,743
 1/31/2001             10,211                      9,947
 2/28/2001              9,241                      9,168
 3/31/2001              8,404                      8,268
 4/30/2001              8,810                      8,676
 5/31/2001              9,238                      8,780
 6/30/2001              8,898                      8,600
 7/31/2001              8,223                      8,056
 8/31/2001              8,079                      7,977
 9/30/2001              6,902                      6,742
10/31/2001              7,351                      7,161
11/30/2001              8,251                      7,908
12/31/2001              8,785                      8,536
 1/31/2002              9,057                      8,825
 2/28/2002              9,144                      8,970
 3/31/2002              9,651                      9,510
 4/30/2002              9,699                      9,571
 5/31/2002              9,572                      9,419
 6/30/2002              8,757                      8,712
 7/31/2002              8,095                      8,050
 8/31/2002              8,136                      8,174
 9/30/2002              7,298                      7,292
10/31/2002              7,810                      7,765
11/30/2002              8,340                      8,299
12/31/2002              8,054                      8,024
 1/31/2003              8,039                      7,989
 2/28/2003              7,786                      7,773
 3/31/2003              7,587                      7,553
 4/30/2003              8,430                      8,225
 5/31/2003              9,010                      8,816
 6/30/2003              9,432                      9,318
 7/30/2003             10,042                      9,902
 8/31/2003             10,684                     10,566
 9/30/2003             10,842                     10,643
10/31/2003             11,698                     11,549
11/30/2003             11,966                     11,691
12/31/2003             13,042                     12,538
 1/31/2004             13,228                     12,984
 2/29/2004             13,891                     13,583
 3/31/2004             14,088                     13,757
 4/30/2004             12,776                     12,632
 5/31/2004             12,558                     12,383
 6/30/2004             12,581                     12,440
 7/31/2004             12,385                     12,220
 8/31/2004             12,936                     12,732
 9/30/2004             13,671                     13,468
10/31/2004             13,899                     13,791
11/30/2004             15,136                     15,068
12/31/2004             15,932                     15,793
 1/31/2005             15,856                     15,843
 2/28/2005             16,977                     17,234
 3/31/2005             15,640                     16,098

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings and characteristics are subject to change.

(5) The chart compares the performance of the WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND Select Class shares for the most recent ten years with the MSCI EMF Index. The chart assumes a hypothetical investment of $10,000 in the Select Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO MONTGOMERY MID CAP GROWTH FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Jerome "Cam" Philpott, CFA             12/30/94
   Stuart Roberts

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 9.64%(1) for the six-month period ended March 31, 2005, excluding sales charges. The Fund's Class A shares outperformed the Russell 2000(R) Index(2), which returned 8.00%, and underperformed the Russell Midcap(R) Growth Index(3), which returned 12.04%, for the same period. The Fund's Class A shares distributed $0.43 per share in capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our stock selection and overweighted positions in the industrials and health care sectors detracted from relative performance during the period. Our stock selection and overweighted positions in the financials, consumer discretionary, and telecommunication sectors contributed to performance for the period.

      Corporate earnings reported in October 2004 were positive, and those reports helped to focus investor attention on company fundamentals, which was significant because oil prices were peaking around $55 a barrel at that time. Oil prices did, however, correct by the end of 2004, and investor sentiment improved as a result. The markets advanced again after the U.S. presidential election and ended the year on a high note.

      The equity markets began 2005 with a sharp sell-off, which was not surprising given the magnitude of positive performance during the fourth quarter of 2004. What was surprising was that the selling pressure lasted through the entire first quarter of 2005. Although the markets experienced some brief rallies, investor sentiment consistently remained negative in 2005, even in the face of strong corporate earnings and economic growth. This was due to concerns over rising oil prices and interest rates. Stocks performed poorly as a result, and this affected the Fund's performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      By sector, we reduced our weightings in the consumer discretionary, energy, and technology sectors while adding to our positions in the consumer staples, finance, health care, and industrials sectors. Our investment process is a bottom-up investment approach and the changes to the Fund's portfolio occur from our assessment of individual company fundamentals and valuations.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Investors seem to be focused on whether the economy will continue to grow or slow substantially and they are reluctant to take long-term positions in the equity markets. Our conversations with company management convey a broadly positive economic backdrop. Based on our individual company work, we see some weak areas in the economy, but we continue to believe economic activity is solid.

      On April 11, 2005, the name of the Montgomery Mid Cap Growth Fund changed to the Mid Cap Growth Fund.

      STOCKS OF MEDIUM-SIZED COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID, IN PART BECAUSE THE ISSUERS MAY BE MORE VULNERABLE TO ADVERSE BUSINESS OR ECONOMIC EVENTS, THAN THE STOCKS OF LARGER, MORE ESTABLISHED COMPANIES. IN PARTICULAR, MEDIUM-SIZED COMPANIES MAY HAVE LIMITED PRODUCT LINES, MARKETS AND FINANCIAL RESOURCES, AND MAY DEPEND UPON A RELATIVELY SMALL MANAGEMENT GROUP. SOME OF THE MEDIUM-SIZED COMPANIES IN WHICH WE INVEST MAY HAVE MORE AGGRESSIVE CAPITAL STRUCTURES, INCLUDING HIGHER DEBT LEVELS, OR ARE INVOLVED IN RAPIDLY GROWING OR CHANGING INDUSTRIES, AND/OR NEW TECHNOLOGIES.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO MONTGOMERY MID CAP GROWTH FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B and Class C shares of the WELLS FARGO MONTGOMERY MID CAP GROWTH FUND for periods prior to June 9, 2003, reflects the performance of the Class R shares of the Montgomery Mid Cap Fund (the accounting survivor of a merger of the Montgomery Mid Cap Fund and the WELLS FARGO MONTGOMERY MID CAP GROWTH FUND), its predecessor fund. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS(R). Performance shown for the Class A shares reflects the performance of the predecessor fund's Class R shares, adjusted to reflect applicable sales charges. Performance shown for the Class B and Class C shares reflects the performance of the predecessor fund's Class R shares, adjusted to reflect each Class's fees and expenses.

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot directly invest in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                  Excluding Sales Charge
                                               ------------------------------------   -------------------------------------
                                               6-Month*   1-Year   5-Year   10-Year    6-Month*   1-Year   5-Year   10-Year
WELLS FARGO MONTGOMERY MID CAP
  GROWTH FUND - Class A                          3.33     (1.56)   (3.73)    8.22        9.64      4.45    (2.59)     8.87
WELLS FARGO MONTGOMERY MID CAP
  GROWTH FUND - Class B                          4.18     (1.29)   (3.76)    8.07        9.18      3.71    (3.29)     8.07
WELLS FARGO MONTGOMERY MID CAP
  GROWTH FUND - Class C                          8.18      2.71    (3.29)    8.07        9.18      3.71    (3.29)     8.07
Benchmarks
  Russell 2000(R) Index(2)                                                               8.00      5.41     4.01     10.43
  Russell Midcap(R) Growth Index(3)                                                     12.04      8.31    (7.30)     9.91

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Marvel Enterprises Incorporated                                            3.60%
Alliance Data Systems Corporation                                          3.48%
CB Richard Ellis Group Incorporated                                        3.47%
Navigant Consulting Incorporated                                           2.80%
NII Holdings Incorporated Class B                                          2.60%
Masco Corporation                                                          2.42%
Corporate Executive Board Company                                          2.28%
InfoSpace Incorporated                                                     2.23%
Advanced Medical Optics Incorporated                                       2.10%
Quest Software Incorporated                                                2.09%

CHARACTERISTICS(5) (as of March 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.25
Price to Earnings (trailing 12 months)                                    33.10x
Price to Book Ratio                                                        3.52x
Median Market Cap. ($B)                                                  $ 3.51
Portfolio Turnover                                                           70%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       15%
Energy                                                                        1%
Financial Services                                                            7%
Health Care                                                                  19%
Industrials                                                                  29%
Information Technology                                                       20%
Telecommunications Services                                                   4%
Cash                                                                          5%

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Wells Fargo Montgomery                                 Russell
              Mid Cap Growth Fund -         Russell 2000(R)     Midcap(R) Growth
                     Class A                     Index               Index
             -----------------------        ----------------    ----------------
 3/31/1995              9,425                   10,000                 10,000
 4/30/1995              9,537                   10,222                 10,084
 5/31/1995              9,633                   10,398                 10,332
 6/30/1995             10,228                   10,937                 10,803
 7/31/1995             10,786                   11,567                 11,483
 8/31/1995             10,972                   11,807                 11,608
 9/30/1995             11,136                   12,018                 11,867
10/31/1995             10,764                   11,481                 11,567
11/30/1995             11,222                   11,963                 12,084
12/31/1995             11,485                   12,279                 12,091
 1/31/1996             11,417                   12,266                 12,304
 2/29/1996             11,748                   12,648                 12,770
 3/31/1996             12,131                   12,906                 12,870
 4/30/1996             13,169                   13,597                 13,492
 5/31/1996             14,138                   14,132                 13,767
 6/30/1996             13,394                   13,552                 13,351
 7/31/1996             12,019                   12,369                 12,315
 8/31/1996             12,567                   13,087                 12,980
 9/30/1996             13,018                   13,599                 13,805
10/31/1996             12,982                   13,389                 13,643
11/30/1996             13,270                   13,941                 14,447
12/31/1996             13,681                   14,306                 14,203
 1/31/1997             14,296                   14,593                 14,832
 2/28/1997             13,463                   14,239                 14,505
 3/31/1997             12,937                   13,567                 13,685
 4/30/1997             12,888                   13,605                 14,021
 5/31/1997             14,345                   15,120                 15,277
 6/30/1997             15,372                   15,768                 15,700
 7/31/1997             16,230                   16,501                 17,203
 8/31/1997             17,023                   16,879                 17,035
 9/30/1997             18,228                   18,115                 17,897
10/31/1997             17,638                   17,320                 17,001
11/30/1997             17,330                   17,207                 17,180
12/31/1997             17,382                   17,508                 17,405
 1/31/1998             17,434                   17,231                 17,092
 2/28/1998             18,786                   18,505                 18,699
 3/31/1998             19,582                   19,267                 19,482
 4/30/1998             19,573                   19,373                 19,747
 5/31/1998             18,803                   18,329                 18,935
 6/30/1998             18,717                   18,368                 19,471
 7/31/1998             17,425                   16,880                 18,636
 8/31/1998             14,806                   13,602                 15,080
 9/30/1998             15,491                   14,667                 16,220
10/31/1998             16,509                   15,265                 17,414
11/30/1998             17,459                   16,065                 18,589
12/31/1998             18,762                   17,059                 20,514
 1/31/1999             17,847                   17,286                 21,129
 2/28/1999             16,215                   15,886                 20,096
 3/31/1999             16,297                   16,134                 21,215
 4/30/1999             17,122                   17,580                 22,182
 5/31/1999             16,850                   17,836                 21,897
 6/30/1999             17,956                   18,642                 23,425
 7/31/1999             17,394                   18,132                 22,679
 8/31/1999             16,632                   17,461                 22,444
 9/30/1999             16,804                   17,464                 22,253
10/31/1999             17,593                   17,536                 23,973
11/30/1999             19,306                   18,583                 26,456
12/31/1999             22,296                   20,686                 31,037
 1/31/2000             21,195                   20,353                 31,031
 2/29/2000             24,262                   23,714                 37,554
 3/31/2000             25,127                   22,151                 37,593
 4/30/2000             23,850                   20,817                 33,943
 5/31/2000             22,759                   19,604                 31,469
 6/30/2000             25,580                   21,313                 34,808
 7/31/2000             24,478                   20,627                 32,604
 8/31/2000             28,586                   22,201                 37,521
 9/30/2000             27,762                   21,548                 35,687
10/31/2000             26,506                   20,587                 33,244
11/30/2000             23,130                   18,473                 26,020
12/31/2000             25,552                   20,059                 27,390
 1/31/2001             25,352                   21,105                 28,955
 2/28/2001             22,279                   19,720                 23,947
 3/31/2001             19,979                   18,756                 20,519
 4/30/2001             22,187                   20,223                 23,940
 5/31/2001             22,650                   20,720                 23,827
 6/30/2001             22,573                   21,435                 23,840
 7/31/2001             21,368                   20,275                 22,232
 8/31/2001             20,133                   19,620                 20,621
 9/30/2001             17,616                   16,979                 17,213
10/31/2001             17,647                   17,973                 19,022
11/30/2001             18,697                   19,364                 21,070
12/31/2001             19,436                   20,559                 21,871
 1/31/2002             18,374                   20,345                 21,161
 2/28/2002             17,826                   19,787                 19,961
 3/31/2002             19,077                   21,378                 21,484
 4/30/2002             18,683                   21,573                 20,347
 5/31/2002             17,707                   20,615                 19,740
 6/30/2002             16,594                   19,592                 17,561
 7/31/2002             14,624                   16,634                 15,855
 8/31/2002             14,693                   16,592                 15,800
 9/30/2002             13,836                   15,401                 14,545
10/31/2002             14,316                   15,895                 15,671
11/30/2002             14,932                   17,313                 16,898
12/31/2002             13,888                   16,349                 15,877
 1/31/2003             13,665                   15,896                 15,721
 2/28/2003             13,426                   15,416                 15,584
 3/31/2003             13,819                   15,615                 15,875
 4/30/2003             15,018                   17,095                 16,956
 5/31/2003             16,148                   18,929                 18,587
 6/30/2003             16,421                   19,272                 18,852
 7/31/2003             16,972                   20,479                 19,526
 8/31/2003             17,970                   21,416                 20,602
 9/30/2003             17,522                   21,020                 20,202
10/31/2003             18,865                   22,786                 21,830
11/30/2003             19,244                   23,595                 22,414
12/31/2003             19,175                   24,074                 22,659
 1/31/2004             20,242                   25,119                 23,407
 2/29/2004             20,655                   25,345                 23,800
 3/31/2004             21,103                   25,580                 23,754
 4/30/2004             20,173                   24,276                 23,084
 5/31/2004             20,862                   24,662                 23,629
 6/30/2004             21,240                   25,700                 24,005
 7/31/2004             19,450                   23,970                 22,416
 8/31/2004             18,934                   23,848                 22,140
 9/30/2004             20,104                   24,967                 22,966
10/31/2004             20,999                   25,459                 23,744
11/30/2004             21,757                   27,666                 24,970
12/31/2004             23,295                   28,485                 26,166
 1/31/2005             22,705                   27,297                 25,465
 2/28/2005             22,189                   27,758                 26,110
 3/31/2005             22,041                   26,964                 25,729

--------------------------------------------------------------------------------

(3) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to book ratios and higher forecasted growth values. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Sector distribution and portfolio characteristics are subject to change.

(6) The chart compares the performance of the WELLS FARGO MONTGOMERY MID CAP GROWTH FUND Class A shares for the life of the Fund with the Russell 2000(R) Index and the Russell Midcap(R) Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY SMALL CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO MONTGOMERY SMALL CAP FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Jerome "Cam" Philpott, CFA             7/13/90
   Stuart Roberts

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 6.17%(1) for the six-month period ended March 31, 2005, excluding sales charges, underperforming the Russell 2000(R) Index(2), which returned 8.00%, and underperforming the Russell 2000 Growth(R) Index(3), which returned 7.23%, over the same period. The Fund's Class A shares distributed $0.19 in capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our underweighted positions in the information technology and energy sectors detracted from performance for the reporting period, as well as our stock selection in the technology and materials sectors. Superior stock selection in the consumer discretionary, telecommunication services, and financials sectors contributed positively to the Fund's performance.

      Corporate earnings reported in October 2004 were good, and those reports helped to focus investor attention on company fundamentals, which was significant because oil prices were peaking around $55 a barrel at that time. Oil prices did, however, correct by the end of 2004, and investor sentiment improved as a result. The markets advanced again after the U.S. presidential election and ended the year on a high note.

      The equity markets began 2005 with a sharp sell-off, which was not surprising given the magnitude of positive performance during the fourth quarter of 2004. What was surprising was the selling pressure lasted through the entire first quarter of 2005. Although the markets experienced some brief rallies, investor sentiment remained negative in the first quarter of 2005, even in the face of strong corporate earnings and economic growth. This was due to concerns over rising oil prices and interest rates. Stocks performed poorly as a result, and this affected the Fund's performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      By sector, we reduced our weightings in the consumer discretionary, energy, and technology sectors while adding to our positions in the consumer staples, finance, health care, and industrials sectors. Our investment process is a bottom-up investment approach and the changes to the Fund's portfolio occur from our assessment of individual company fundamentals and valuation.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Investors seem to be focused on whether the economy will continue to grow or slow substantially and they are reluctant to take long-term positions in the equity markets. Our conversations with company management convey a broadly positive economic backdrop. Based on our individual company work, we see some potentially weak areas in the economy, but we continue to believe economic activity is solid. We continue to look for growth companies that can achieve our expectations.

      On April 11, 2005, the name of the Montgomery Small Cap Fund changed to the Small Cap Growth Fund.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO MONTGOMERY SMALL CAP FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C and Institutional Class shares of the WELLS FARGO MONTGOMERY SMALL CAP FUND for periods prior to June 9, 2003, reflects the performance of the Class R shares of the Montgomery Small Cap Fund (the accounting survivor of a merger of the Montgomery Small Cap Fund's Class P and Class R and the WELLS FARGO MONTGOMERY SMALL CAP FUND'S Class
A), its predecessor fund. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS(R). Performance shown the Class A shares reflects the performance of the predecessor fund's Class R shares, adjusted to reflect applicable sales charges. Performance shown for the Class B and Class C shares of the Fund for periods prior to June 9, 2003, reflects the performance of the predecessor fund's Class R shares, adjusted to reflect each Class's fees and expenses. Performance shown for the Institutional Class shares of the Fund for periods prior to June 9, 2003, reflects the performance of the predecessor fund's Class R shares, and includes expenses that are not applicable to the Institutional Class shares.

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell(R) 3000 Index. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                  Excluding Sales Charge
                                               ------------------------------------    -------------------------------------
                                               6-Month*    1-Year   5-Year   10-Year    6-Month*   1-Year   5-Year   10-Year
WELLS FARGO MONTGOMERY SMALL CAP FUND -
   Class A                                      0.06       (9.21)   (9.01)    6.11         6.17    (3.67)   (7.93)     6.74
WELLS FARGO MONTGOMERY SMALL CAP FUND -
   Class B                                      0.85       (9.30)   (9.19)    5.94         5.85    (4.30)   (8.61)     5.94
WELLS FARGO MONTGOMERY SMALL CAP FUND -
   Class C                                      4.75       (5.38)   (8.59)    5.95         5.75    (4.38)   (8.59)     5.95
WELLS FARGO MONTGOMERY
  SMALL CAP FUND - Institutional Class                                                     6.25    (3.41)   (7.86)     6.77
Benchmarks
  Russell 2000(R) Index(2)                                                                 8.00     5.41     4.01     10.43
  Russell 2000 Growth(R) Index(3)                                                          7.23     0.87    (6.60)     5.80

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Marvel Enterprises Incorporated                                            3.60%
CB Richard Ellis Group Incorporated                                        3.36%
Navigant Consulting Incorporated                                           2.79%
Open Solutions Incorporated                                                2.40%
Ubiquitel Incorporated                                                     2.23%
InfoSpace Incorporated                                                     2.22%
iVillage Incorporated                                                      2.22%
Advanced Medical Optics Incorporated                                       2.09%
Kindred Healthcare Incorporated                                            2.08%
Hughes Supply Incorporated                                                 2.01%

CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.66
Price to Earnings Ratio (trailing 12 months)                              41.50x
Price to Book Ratio                                                        3.21x
Median Market Cap. ($B)                                                  $ 0.84
Portfolio Turnover                                                           82%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       12%
Consumer Staples                                                              1%
Financials                                                                    7%
Health Care                                                                  21%
Industrials                                                                  25%
Information Technology                                                       27%
Materials                                                                     2%
Telecommunications Services                                                   4%
Cash                                                                          1%

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Wells Fargo Montgomery     Wells Fargo Montgomery
                Small Cap Fund -           Small Cap Fund -        Russell 2000(R)       Russell 2000
                     Class A              Institutional Class           Index           Growth(R) Index
             -----------------------   -------------------------   ---------------      ---------------
 3/31/1995             9,425                     10,000                10,000               10,000
 4/30/1995             9,407                      9,981                10,222               10,151
 5/31/1995             9,591                     10,176                10,398               10,284
 6/30/1995            10,161                     10,781                10,937               10,993
 7/31/1995            10,785                     11,443                11,567               11,849
 8/31/1995            11,284                     11,972                11,807               11,995
 9/30/1995            11,498                     12,199                12,018               12,242
10/31/1995            10,910                     11,575                11,481               11,639
11/30/1995            11,269                     11,957                11,963               12,153
12/31/1995            12,005                     12,737                12,279               12,422
 1/31/1996            11,985                     12,716                12,266               12,319
 2/29/1996            12,452                     13,211                12,648               12,881
 3/31/1996            13,023                     13,817                12,906               13,136
 4/30/1996            13,824                     14,668                13,597               14,145
 5/31/1996            14,619                     15,511                14,132               14,871
 6/30/1996            14,152                     15,016                13,552               13,904
 7/31/1996            13,154                     13,957                12,369               12,206
 8/31/1996            13,653                     14,486                13,087               13,110
 9/30/1996            14,376                     15,253                13,599               13,785
10/31/1996            14,063                     14,921                13,389               13,191
11/30/1996            14,432                     15,312                13,941               13,557
12/31/1996            14,249                     15,118                14,306               13,822
 1/31/1997            14,520                     15,406                14,593               14,167
 2/28/1997            13,691                     14,527                14,239               13,312
 3/31/1997            12,584                     13,352                13,567               12,372
 4/30/1997            12,274                     13,023                13,605               12,228
 5/31/1997            14,179                     15,044                15,120               14,066
 6/30/1997            15,116                     16,039                15,768               14,543
 7/31/1997            15,960                     16,934                16,501               15,288
 8/31/1997            16,061                     17,041                16,879               15,746
 9/30/1997            17,726                     18,808                18,115               17,003
10/31/1997            17,200                     18,249                17,320               15,981
11/30/1997            17,083                     18,126                17,207               15,601
12/31/1997            17,649                     18,726                17,508               15,610
 1/31/1998            16,840                     17,868                17,231               15,402
 2/28/1998            18,673                     19,813                18,505               16,762
 3/31/1998            19,725                     20,928                19,267               17,465
 4/30/1998            19,491                     20,680                19,373               17,571
 5/31/1998            18,116                     19,222                18,329               16,294
 6/30/1998            18,629                     19,765                18,368               16,460
 7/31/1998            16,975                     18,011                16,880               15,086
 8/31/1998            12,383                     13,139                13,602               11,604
 9/30/1998            12,599                     13,367                14,667               12,781
10/31/1998            13,417                     14,235                15,265               13,448
11/30/1998            14,666                     15,560                16,065               14,491
12/31/1998            16,250                     17,241                17,059               15,803
 1/31/1999            16,347                     17,344                17,286               16,514
 2/28/1999            14,935                     15,846                15,886               15,003
 3/31/1999            15,236                     16,166                16,134               15,537
 4/30/1999            16,207                     17,196                17,580               16,909
 5/31/1999            16,304                     17,299                17,836               16,936
 6/30/1999            17,857                     18,946                18,642               17,828
 7/31/1999            17,900                     18,992                18,132               17,277
 8/31/1999            17,824                     18,912                17,461               16,631
 9/30/1999            17,188                     18,237                17,464               16,952
10/31/1999            19,226                     20,399                17,536               17,386
11/30/1999            20,650                     21,909                18,583               19,224
12/31/1999            25,319                     26,864                20,686               22,613
 1/31/2000            24,942                     26,463                20,353               22,403
 2/29/2000            29,341                     31,131                23,714               27,616
 3/31/2000            27,336                     29,003                22,151               24,714
 4/30/2000            24,101                     25,571                20,817               22,217
 5/31/2000            20,553                     21,807                19,604               20,271
 6/30/2000            23,950                     25,411                21,313               22,890
 7/31/2000            22,257                     23,615                20,627               20,929
 8/31/2000            25,071                     26,601                22,201               23,130
 9/30/2000            24,672                     26,177                21,548               21,981
10/31/2000            21,858                     23,191                20,587               20,196
11/30/2000            17,879                     18,969                18,473               16,528
12/31/2000            18,955                     20,111                20,059               17,540
 1/31/2001            18,813                     19,960                21,105               18,959
 2/28/2001            17,594                     18,668                19,720               16,360
 3/31/2001            16,344                     17,341                18,756               14,872
 4/30/2001            17,768                     18,852                20,223               16,693
 5/31/2001            18,528                     19,658                20,720               17,080
 6/30/2001            18,749                     19,893                21,435               17,567
 7/31/2001            17,658                     18,735                20,275               16,068
 8/31/2001            16,297                     17,291                19,620               15,064
 9/30/2001            14,208                     15,075                16,979               12,633
10/31/2001            14,556                     15,444                17,973               13,848
11/30/2001            15,696                     16,653                19,364               15,004
12/31/2001            16,558                     17,568                20,559               15,938
 1/31/2002            15,344                     16,280                20,345               15,371
 2/28/2002            14,242                     15,111                19,787               14,376
 3/31/2002            15,631                     16,585                21,378               15,626
 4/30/2002            15,679                     16,636                21,573               15,288
 5/31/2002            14,546                     15,433                20,615               14,394
 6/30/2002            13,747                     14,586                19,592               13,173
 7/31/2002            11,799                     12,519                16,634               11,149
 8/31/2002            11,831                     12,553                16,592               11,143
 9/30/2002            11,448                     12,147                15,401               10,339
10/31/2002            12,007                     12,740                15,895               10,862
11/30/2002            12,518                     13,282                17,313               11,938
12/31/2002            11,672                     12,384                16,349               11,115
 1/31/2003            11,336                     12,028                15,896               10,813
 2/28/2003            11,257                     11,943                15,416               10,525
 3/31/2003            11,448                     12,147                15,615               10,684
 4/30/2003            12,582                     13,349                17,095               11,695
 5/31/2003            13,731                     14,569                18,929               13,013
 6/30/2003            14,258                     15,145                19,272               13,264
 7/31/2003            14,961                     15,874                20,479               14,267
 8/31/2003            15,600                     16,551                21,416               15,033
 9/30/2003            15,073                     15,992                21,020               14,652
10/31/2003            16,605                     17,635                22,786               15,918
11/30/2003            17,148                     18,211                23,595               16,437
12/31/2003            17,260                     18,330                24,074               16,511
 1/31/2004            18,266                     19,397                25,119               17,378
 2/29/2004            18,250                     19,380                25,345               17,351
 3/31/2004            18,777                     19,939                25,580               17,432
 4/30/2004            17,867                     18,991                24,276               16,557
 5/31/2004            18,569                     19,736                24,662               16,887
 6/30/2004            18,841                     20,041                25,700               17,449
 7/31/2004            16,685                     17,737                23,970               15,882
 8/31/2004            15,999                     17,009                23,848               15,541
 9/30/2004            17,037                     18,127                24,967               16,400
10/31/2004            17,579                     18,703                25,459               16,798
11/30/2004            18,378                     19,550                27,666               18,218
12/31/2004            19,612                     20,859                28,485               18,873
 1/31/2005            18,769                     19,982                27,297               18,023
 2/28/2005            18,477                     19,672                27,758               18,270
 3/31/2005            18,088                     19,259                26,964               17,585

--------------------------------------------------------------------------------

(3) The Russell 2000 Growth(R) Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Sector distribution and portfolio characteristics are subject to change.

(6) The chart compares the performance of the WELLS FARGO MONTGOMERY SMALL CAP FUND Class A and Institutional Class shares for the most recent 10 years with the Russell 2000(R) Index and Russell 2000 Growth(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SIFE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo SIFE Specialized Financial Services Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           INCEPTION DATE
     Allen J. Ayvazian                    07/02/62
     Allen Wisniewski, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.79%(1) for the six-month period ended March 31, 2005, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned 6.88% for the same period. The Fund's Class A shares distributed $0.02 per share in dividend income and $0.29 in capital gains during the period.

      For the six-month period, the Fund's focus on the financials services sector strongly impacted its returns, as the financials portion of the S&P 500 Index trailed all other sectors, with the exception of the telecommunications sector. Within the Fund, commercial banks contributed most to overall returns, with Zions Bancorp and City National Bank being top performers.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Bank stocks benefited from good credit conditions, reasonable loan growth, and continued industry consolidation. Thrift stocks were helped by strong mortgage originations.

      Brokerage stocks benefited from profitable fixed-income trading, an improving equity market, and an acceleration of merger and acquisitions and IPO activity. Some insurance stocks were hurt by the uncertain impact from continuing regulatory investigations, while others did well as they reported solid financial results. The Fund's holdings in Doral Financial negatively impacted its performance over the period as it became apparent that the company would change accounting methods for portions of its securities portfolio.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced our holdings in commercial banks and thrifts to take advantage of the solid returns being generated in this area. In anticipation of improving equity, merger and acquisition, and IPO markets, we increased our exposure to brokers, such as Lehman Brothers, and asset managers, such as Amvescap plc.

      We took advantage of what we believe to be financially strong, attractively valued insurance stocks that are underperforming because of current insurance industry scrutiny by various state and federal regulatory agencies. We believe these may pay off as long-term investments.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that higher interest rates and a narrowing between short- and long-term interest rates coupled with high valuations could moderate bank stock returns. We believe that an environment of favorable equity markets, along with strong merger and acquisition and IPO activities, is positive for capital markets-related companies, such as brokers, custody banks, and asset management companies. Reflecting on this outlook, the Fund has reduced its exposure to bank stocks and increased its exposure to capital markets stocks.

      THE WELLS FARGO SIFE SPECIALIZED FINANCIAL SERVICES FUND FOCUSES ON THE FINANCIAL SERVICES SECTOR. BECAUSE OF THE FUND'S FOCUS IN THE FINANCIAL SERVICES SECTOR, IT WILL BE MORE SUSCEPTIBLE THAN FUNDS THAT DO NOT CONCENTRATE THEIR INVESTMENTS TO MARKET AND OTHER CONDITIONS AFFECTING A SINGLE GROUP OF INDUSTRIES. THE FINANCIAL SERVICES SECTOR INVOLVES ADDITIONAL RISKS BECAUSE THE SECTOR MAY BE MORE IMPACTED BY CHANGING INTEREST RATES AND/OR ECONOMIC CONDITIONS AND IS GENERALLY SUBJECT TO GREATER REGULATION THAN OTHER INDUSTRIES IN THE OVERALL STOCK MARKETS.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo SIFE Specialized Financial Services Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo SIFE Specialized Financial Services Fund for periods prior to February 25, 2002, reflects performance of the Class A, Class B and Class C of the SIFE Trust Fund, its predecessor fund. Effective at the close of business on February 22, 2002, the SIFE Trust Fund was reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class A shares prior to February 25, 2002, reflects the performance of the predecessor portfolio's Class A-1 shares. Performance shown for the Class B and Class C shares of the Fund for the period form May 1, 1997, to February 22, 2002, reflects the performance of the Class A shares adjusted to reflect each Class's fees and expenses.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                  Including Sales Charge                  Excluding Sales Charge
                                           -------------------------------------   -------------------------------------
                                            6-Month*   1-Year   5-Year   10-Year    6-Month*   1-Year   5-Year   10-Year
Wells Fargo SIFE Specialized Financial
   Services Fund - Class A                   (5.01)    (8.31)    4.95     11.34        0.79     (2.71)   6.20     12.00
Wells Fargo SIFE Specialized Financial
  Services Fund - Class B                    (4.78)    (8.57)    4.97     11.00        0.22     (3.57)   5.30     11.00
Wells Fargo SIFE Specialized Financial
  Services Fund - Class C                    (0.67)    (4.48)    5.25     10.97        0.33     (3.48)   5.25     10.97
Benchmark
  S&P 500 Index(2)                                                                     6.88      6.69   (3.16)    10.79

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Citigroup Incorporated                                                     7.08%
Bank of America Corporation                                                6.95%
Goldman Sachs Group Incorporated                                           4.86%
Zions Bancorporation                                                       4.85%
U.S. Bancorp                                                               4.33%
JP Morgan Chase & Company                                                  4.29%
Golden West Financial Corporation                                          4.22%
American International Group Incorporated                                  4.17%
City National Corporation                                                  3.84%
Capital One Financial Corporation                                          3.11%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.90
Price to Earnings Ratio (trailing 12 months)                              13.80x
Price to Book Ratio                                                        1.90x
Median Market Cap. ($B)                                                 $ 11.74
Portfolio Turnover                                                           36%


** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash                                                                          1%
Financial Services                                                           99%

GROWTH OF $10,000 INVESTMENT(5)(AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Wells Fargo SIFE
              Specialized Financial
             Services Fund - Class A          S&P 500 Index
             -----------------------          -------------
 3/31/1995             9,425                       10,000
 4/28/1995             9,688                       10,294
 5/31/1995            10,212                       10,705
 6/30/1995            10,436                       10,953
 7/31/1995            10,951                       11,316
 8/31/1995            11,428                       11,345
 9/29/1995            11,758                       11,823
10/31/1995            11,607                       11,781
11/30/1995            12,243                       12,298
12/29/1995            12,409                       12,535
 1/31/1996            12,651                       12,961
 2/29/1996            13,026                       13,081
 3/31/1996            13,235                       13,207
 4/30/1996            13,101                       13,401
 5/31/1996            13,377                       13,745
 6/30/1996            13,292                       13,798
 7/31/1996            13,246                       13,188
 8/31/1996            13,884                       13,466
 9/30/1996            14,497                       14,223
10/31/1996            15,162                       14,615
11/30/1996            16,210                       15,719
12/31/1996            15,805                       15,408
 1/31/1997            16,646                       16,371
 2/28/1997            17,433                       16,498
 3/31/1997            16,375                       15,822
 4/30/1997            17,157                       16,765
 5/31/1997            17,872                       17,784
 6/30/1997            18,460                       18,581
 7/31/1997            20,159                       20,058
 8/31/1997            19,669                       18,935
 9/30/1997            21,287                       19,970
10/31/1997            20,992                       19,303
11/30/1997            21,671                       20,197
12/31/1997            22,885                       20,545
 1/31/1998            21,820                       20,771
 2/28/1998            23,380                       22,268
 3/31/1998            24,481                       23,408
 4/30/1998            24,730                       23,647
 5/31/1998            23,972                       23,240
 6/30/1998            24,577                       24,184
 7/31/1998            24,542                       23,928
 8/31/1998            19,117                       20,470
 9/30/1998            20,117                       21,782
10/31/1998            22,083                       23,553
11/30/1998            22,941                       24,980
12/31/1998            24,060                       26,419
 1/31/1999            23,637                       27,524
 2/28/1999            23,797                       26,668
 3/31/1999            23,682                       27,734
 4/30/1999            25,569                       28,808
 5/29/1999            24,475                       28,128
 6/30/1999            24,939                       29,689
 7/31/1999            23,549                       28,762
 8/31/1999            22,767                       28,620
 9/30/1999            22,225                       27,835
10/31/1999            25,206                       29,597
11/30/1999            23,770                       30,198
12/31/1999            22,027                       31,977
 1/31/2000            21,435                       30,371
 2/29/2000            18,922                       29,797
 3/31/2000            21,680                       32,711
 4/30/2000            20,831                       31,727
 5/31/2000            22,545                       31,076
 6/30/2000            20,500                       31,844
 7/31/2000            21,565                       31,347
 8/31/2000            23,988                       33,294
 9/30/2000            24,373                       31,536
10/31/2000            24,415                       31,404
11/30/2000            23,952                       28,929
12/31/2000            26,641                       29,071
 1/31/2001            27,146                       30,103
 2/28/2001            26,104                       27,360
 3/31/2001            25,276                       25,628
 4/30/2001            25,598                       27,617
 5/31/2001            26,964                       27,802
 6/30/2001            27,103                       27,127
 7/31/2001            27,195                       26,861
 8/31/2001            25,971                       25,182
 9/30/2001            24,721                       23,150
10/31/2001            23,657                       23,592
11/30/2001            25,204                       25,401
12/31/2001            25,870                       25,625
 1/31/2002            25,918                       25,251
 2/28/2002            25,804                       24,764
 3/31/2002            27,634                       25,695
 4/30/2002            27,489                       24,138
 5/31/2002            27,406                       23,961
 6/30/2002            26,489                       22,255
 7/31/2002            24,414                       20,522
 8/31/2002            24,973                       20,655
 9/30/2002            22,520                       18,412
10/31/2002            22,824                       20,030
11/30/2002            23,249                       21,208
12/31/2002            22,328                       19,963
 1/31/2003            21,901                       19,442
 2/28/2003            21,474                       19,150
 3/31/2003            21,505                       19,334
 4/30/2003            23,711                       20,927
 5/31/2003            25,120                       22,028
 6/30/2003            25,365                       22,310
 7/31/2003            26,101                       22,703
 8/31/2003            26,101                       23,146
 9/30/2003            26,150                       22,900
10/31/2003            27,868                       24,194
11/30/2003            27,991                       24,407
12/31/2003            28,837                       25,686
 1/31/2004            29,592                       26,159
 2/29/2004            30,498                       26,522
 3/31/2004            30,101                       26,122
 4/30/2004            28,361                       25,712
 5/31/2004            28,891                       26,064
 6/30/2004            28,859                       26,569
 7/31/2004            28,556                       25,690
 8/31/2004            29,011                       25,793
 9/30/2004            29,055                       26,071
10/31/2004            29,282                       26,470
11/30/2004            30,041                       27,542
12/31/2004            30,948                       28,479
 1/31/2005            30,292                       27,784
 2/28/2005            30,127                       28,367
 3/31/2005            29,284                       27,865

--------------------------------------------------------------------------------

(3) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo SIFE Specialized Financial Services Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Allen J. Ayvazian                      11/01/94
   Jerome "Cam" Philpott, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 6.57%(1) for the six-month period ended March 31, 2005, excluding sales charges, underperforming its benchmark, the Russell 2000(R) Index(2), which returned 8.00% for the same period.

      Our underweighted positions in the information technology, energy, and materials sectors hurt relative performance for the six-month period. Our stock selection in the consumer discretionary, telecommunication services, and financials sectors contributed positively to the portfolio.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Generally, positive corporate earnings, lower oil prices, and an end to the uncertainty over the U.S. presidential election led to the Fund's strong performance for the fourth quarter of 2004. This was followed by a sell-off in the equity markets in early 2005 as a result of increasing oil prices and the Federal Reserve Board (the Fed) raising interest rates at its February and March 2005 policy meetings. Except for a few brief rallies, major U.S. indices posted negative returns and the Fund's performance followed suit.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      By sector, we reduced our weightings in consumer discretionary, energy, and technology while adding to our positions in consumer staples, finance, health care, and industrials. We maintained an underweighted position in energy as we found less compelling valuations. We liquidated our position in Patina Oil & Gas as a result of the company being acquired in the fourth quarter of 2004. Our investment process remains a bottom-up, fundamental, active-management approach, emphasizing growth companies at attractive valuations. We seek superior, long-term returns by identifying growth companies at an early or transitional stage of development, before the market discovers their potential.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that investors are unsure whether the economy will continue to grow or slow substantially. The combination of the Fed continuing to raise interest rates coupled with dramatically higher oil prices appears to be making investors reluctant to take long-term positions in the equity market. In spite of that, our conversations with companies leave us believing that, although some weak areas may remain in the economy, economic activity appears to be solid. We will continue to follow our investment process of looking for growth companies that can achieve our expectations.

      Effective in the second quarter of 2005, the Small Cap Growth Fund will merge into the Montgomery Small Cap Fund.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Small Cap Growth Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Small Cap Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund (the accounting survivor of a merger of the Stagecoach Small Cap Fund, the Stagecoach Strategic Growth Fund and the Norwest Advantage Small Company Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class A shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the Small
Capitalization Growth Fund for BRP Employee Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to December 15, 1997, reflects the performance of the Class B shares, which as discussed above, reflects performance of the shares of the predecessor portfolio for periods prior to September 16, 1996, adjusted for Class C sales charges and expenses.

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                  Excluding Sales Charge
                                               ------------------------------------    ------------------------------------
                                               6-Month*   1-Year   5-Year   10-Year    6-Month*   1-Year   5-Year   10-Year
Wells Fargo Small Cap Growth Fund - Class A     0.45      (8.81)   (14.57)    7.62       6.57     (3.26)   (13.55)     8.26
Wells Fargo Small Cap Growth Fund - Class B     1.09      (9.02)   (14.97)    7.49       6.09     (4.02)   (14.22)     7.49
Wells Fargo Small Cap Growth Fund - Class C     5.10      (4.96)   (14.22)    7.49       6.10     (3.96)   (14.22)     7.49
Wells Fargo Small Cap Growth Fund -
   Institutional Class                                                                   6.60     (3.06)   (13.40)     8.79
Benchmark
  Russell 2000(R) Index(2)                                                               8.00      5.41      4.01     10.43

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Marvel Enterprises Incorporated                                            3.64%
CB Richard Ellis Group Incorporated                                        3.58%
Navigant Consulting Incorporated                                           2.84%
Open Solutions Incorporated                                                2.44%
iVillage Incorporated                                                      2.30%
Ubiquitel Incorporated                                                     2.26%
InfoSpace Incorporated                                                     2.26%
Advanced Medical Optics Incorporated                                       2.22%
Kindred Healthcare Incorporated                                            2.15%
Quest Software Incorporated                                                2.03%

FUND CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.66
Price to Earnings Ratio (trailing 12 months)                              41.70x
Price to Book Ratio                                                        3.20x
Median Market Cap. ($B)                                                  $ 0.84
Portfolio Turnover                                                           75%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       12%
Consumer Staples                                                              1%
Financials                                                                    7%
Health Care                                                                  21%
Industrials                                                                  26%
Information Technology                                                       27%
Materials                                                                     2%
Telecommunications Services                                                   3%
Cash                                                                          1%

GROWTH OF $10,000 INVESTMENT(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                         Wells Fargo Small Cap
              Wells Fargo Small Cap          Growth Fund -       Russell 2000(R)
              Growth Fund - Class A       Institutional Class         Index
              ---------------------      ---------------------   ---------------
 3/31/1995             9,425                    10,000                 10,000
 4/30/1995             9,687                    10,280                 10,222
 5/31/1995             9,896                    10,510                 10,398
 6/30/1995            10,938                    11,614                 10,937
 7/31/1995            12,133                    12,889                 11,567
 8/31/1995            12,157                    12,914                 11,807
 9/30/1995            12,911                    13,721                 12,018
10/31/1995            12,510                    13,297                 11,481
11/30/1995            13,697                    14,571                 11,963
12/31/1995            14,306                    15,217                 12,279
 1/31/1996            14,587                    15,514                 12,266
 2/29/1996            15,429                    16,415                 12,648
 3/31/1996            16,135                    17,171                 12,906
 4/30/1996            18,284                    19,465                 13,597
 5/31/1996            19,695                    20,969                 14,132
 6/30/1996            18,212                    19,397                 13,552
 7/31/1996            15,541                    16,559                 12,369
 8/31/1996            17,201                    18,335                 13,087
 9/30/1996            17,569                    19,074                 13,599
10/31/1996            16,387                    17,783                 13,389
11/30/1996            16,771                    18,207                 13,941
12/31/1996            17,295                    18,785                 14,306
 1/31/1997            17,553                    19,065                 14,593
 2/28/1997            15,973                    17,358                 14,239
 3/31/1997            14,854                    16,151                 13,567
 4/30/1997            14,055                    15,293                 13,605
 5/31/1997            17,131                    18,641                 15,120
 6/30/1997            18,524                    20,161                 15,768
 7/31/1997            19,260                    20,977                 16,501
 8/31/1997            19,870                    21,640                 16,879
 9/30/1997            22,014                    23,985                 18,115
10/31/1997            20,433                    22,268                 17,320
11/30/1997            19,698                    21,478                 17,207
12/31/1997            19,214                    20,958                 17,508
 1/31/1998            18,898                    20,625                 17,231
 2/28/1998            20,169                    22,023                 18,505
 3/31/1998            21,839                    23,856                 19,267
 4/30/1998            21,780                    23,800                 19,373
 5/31/1998            20,058                    21,930                 18,329
 6/30/1998            20,671                    22,615                 18,368
 7/31/1998            18,813                    20,597                 16,880
 8/31/1998            14,099                    15,441                 13,602
 9/30/1998            15,224                    16,681                 14,667
10/31/1998            15,224                    16,691                 15,265
11/30/1998            16,375                    17,959                 16,065
12/31/1998            18,066                    19,829                 17,059
 1/31/1999            19,034                    20,890                 17,286
 2/28/1999            16,997                    18,668                 15,886
 3/31/1999            18,426                    20,250                 16,134
 4/30/1999            20,159                    22,162                 17,580
 5/29/1999            20,647                    22,712                 17,836
 6/30/1999            22,776                    25,065                 18,642
 7/31/1999            23,053                    25,395                 18,132
 8/31/1999            22,795                    25,105                 17,461
 9/30/1999            24,178                    26,686                 17,464
10/31/1999            27,514                    30,390                 17,536
11/30/1999            31,508                    34,807                 18,583
12/31/1999            39,511                    43,662                 20,686
 1/31/2000            40,035                    44,241                 20,353
 2/29/2000            49,688                    54,921                 23,714
 3/31/2000            43,155                    47,706                 22,151
 4/30/2000            37,669                    41,628                 20,817
 5/31/2000            33,431                    36,949                 19,604
 6/30/2000            42,098                    46,537                 21,313
 7/31/2000            39,501                    43,673                 20,627
 8/31/2000            44,786                    49,510                 22,201
 9/30/2000            43,769                    48,395                 21,548
10/31/2000            37,699                    41,683                 20,587
11/30/2000            28,206                    31,188                 18,473
12/31/2000            30,287                    33,481                 20,059
 1/31/2001            30,459                    33,682                 21,105
 2/28/2001            24,198                    26,767                 19,720
 3/31/2001            20,730                    22,929                 18,756
 4/30/2001            24,039                    26,595                 20,223
 5/31/2001            24,066                    26,624                 20,720
 6/30/2001            24,608                    27,228                 21,435
 7/31/2001            23,086                    25,560                 20,275
 8/31/2001            21,219                    23,504                 19,620
 9/30/2001            17,513                    19,393                 16,979
10/31/2001            19,591                    21,707                 17,973
11/30/2001            21,153                    23,432                 19,364
12/31/2001            22,808                    25,258                 20,559
 1/31/2002            21,643                    23,993                 20,345
 2/28/2002            19,697                    21,837                 19,787
 3/31/2002            21,392                    23,720                 21,378
 4/30/2002            20,412                    22,642                 21,573
 5/31/2002            19,168                    21,247                 20,615
 6/30/2002            17,447                    19,350                 19,592
 7/31/2002            14,111                    15,655                 16,634
 8/31/2002            14,045                    15,583                 16,592
 9/30/2002            12,867                    14,289                 15,401
10/31/2002            13,860                    15,368                 15,895
11/30/2002            14,932                    16,561                 17,313
12/31/2002            13,912                    15,425                 16,349
 1/31/2003            13,290                    14,749                 15,896
 2/28/2003            13,012                    14,433                 15,416
 3/31/2003            13,039                    14,462                 15,615
 4/30/2003            14,402                    15,986                 17,095
 5/31/2003            15,607                    17,323                 18,929
 6/30/2003            16,216                    17,998                 19,272
 7/31/2003            17,023                    18,904                 20,479
 8/31/2003            17,765                    19,738                 21,416
 9/30/2003            17,169                    19,077                 21,020
10/31/2003            18,890                    21,003                 22,786
11/30/2003            19,538                    21,736                 23,595
12/31/2003            19,724                    21,937                 24,074
 1/31/2004            20,928                    23,274                 25,119
 2/29/2004            20,915                    23,274                 25,345
 3/31/2004            21,537                    23,964                 25,580
 4/30/2004            20,531                    22,843                 24,276
 5/31/2004            21,312                    23,734                 24,662
 6/30/2004            21,643                    24,108                 25,700
 7/31/2004            19,154                    21,333                 23,970
 8/31/2004            18,360                    20,442                 23,848
 9/30/2004            19,552                    21,794                 24,967
10/31/2004            20,174                    22,484                 25,459
11/30/2004            21,114                    23,533                 27,666
12/31/2004            22,517                    25,100                 28,485
 1/31/2005            21,577                    24,065                 27,297
 2/28/2005            21,246                    23,691                 27,758
 3/31/2005            20,836                    23,231                 26,964

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Small Cap Growth Fund Class A and Institutional Class shares for the most recent ten years of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Small Cap Opportunities Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Schroder Investment Management North
                                          America Inc.

FUND MANAGER                           INCEPTION DATE
   Jenny B. Jones                         08/01/93

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional Class shares returned 9.34%(1), for the six-month period ended March 31, 2005, outperforming its benchmark, the Russell 2000(R) Index(2), which returned 8.00%, for the same period. The Fund distributed no dividend income and $4.49 per share in capital gains during the period.

      Small cap stocks ended 2004 with a strong show, but then declined in the first quarter of 2005, as did much of the market, due to interest rate hikes and higher energy prices.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Strong stock selection in health care, technology, and energy holdings contributed to positive performance of the Fund during the period. Among the top contributors to returns during the period were Ascential Sofware and Boyd Gaming. Ascential Software gained on the news that it would be acquired by IBM. The stock has since been liquidated from the portfolio. Gaming industry activity, in general, was higher than projected. Our holding in Boyd Gaming reflected this increased activity and was up 86% during the period.

      We could have benefited further from having more weighting in the materials and processing sectors since these were other better-performing sectors during the six-month period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our sector weightings remained fairly consistent throughout the period, with a reduction in consumer discretionary being the biggest change. There was no strategy shift in the portfolio, but the number of holdings was increased slightly from 134 to 141, with additions to energy, utilities, and materials, to reflect changes in the markets in the last quarter of 2004.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We are monitoring the overall level of small cap valuations along with possible economic challenges we may face with the continuing rise in interest rates and potential deceleration of corporate earnings growth. We will focus on stock selection as our key strategy by identifying stocks that we believe are selling at a discount.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Small Cap Opportunities Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Institutional Class shares of the Wells Fargo Small Cap Opportunities Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                          Excluding Sales Charge
                                                                   ------------------------------------
                                                                   6-Month*   1-Year   5-Year   10-Year
Wells Fargo Small Cap Opportunities Fund - Institutional Class      9.34      12.40     10.95    15.94
Benchmark
  The Russell 2000(R) Index(2)                                      8.00       5.41      4.01    10.43

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Reinsurance Group Of America Incorporated                                  1.79%
Platinum Underwriters Holdings Limited                                     1.71%
Conseco Incorporated                                                       1.65%
Scientific Games Corporation Class A                                       1.62%
Davita Incorporated                                                        1.46%
Petco Animal Supplies Incorporated                                         1.34%
Denbury Resources Incorporated                                             1.27%
Renal Care Group Incorporated                                              1.27%
Forest Oil Corporation                                                     1.26%
Perot Systems Corporation Class A                                          1.25%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.79
Price to Earnings Ratio (trailing 12 months)                              25.50x
Price to Book Ratio                                                        2.70x
Median Market Cap. ($B)                                                  $ 0.52
Portfolio Turnover                                                           51%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       10%
Consumer Staples                                                              2%
Energy                                                                        6%
Financial Services                                                           12%
Health Care                                                                  13%
Industrials                                                                  15%
Information Technology                                                       20%
Materials                                                                     6%
Telecommunications Services                                                   2%
Utilities                                                                     3%
Cash                                                                         11%

GROWTH OF $10,000 INVESTMENT(5)(as of March 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Wells Fargo Small Cap
              Opportunities Fund -          Russell 2000(R)
               Institutional Class               Index
               -------------------          --------------
 3/31/1995             10,000                   10,000
 4/30/1995             10,262                   10,222
 5/31/1995             10,491                   10,398
 6/30/1995             10,942                   10,937
 7/31/1995             11,851                   11,567
 8/31/1995             12,293                   11,807
 9/30/1995             12,719                   12,018
10/31/1995             12,400                   11,481
11/30/1995             13,079                   11,963
12/31/1995             13,675                   12,279
 1/31/1996             13,610                   12,266
 2/29/1996             13,982                   12,648
 3/31/1996             14,727                   12,906
 4/30/1996             15,658                   13,597
 5/31/1996             16,589                   14,132
 6/30/1996             16,040                   13,552
 7/31/1996             14,829                   12,369
 8/31/1996             15,286                   13,087
 9/30/1996             16,161                   13,599
10/31/1996             16,049                   13,389
11/30/1996             16,579                   13,941
12/31/1996             16,770                   14,306
 1/31/1997             17,114                   14,593
 2/28/1997             17,114                   14,239
 3/31/1997             16,481                   13,567
 4/30/1997             16,537                   13,605
 5/31/1997             18,484                   15,120
 6/30/1997             19,555                   15,768
 7/31/1997             20,496                   16,501
 8/31/1997             20,943                   16,879
 9/30/1997             22,378                   18,115
10/31/1997             21,353                   17,320
11/30/1997             21,195                   17,207
12/31/1997             21,367                   17,508
 1/31/1998             20,928                   17,231
 2/28/1998             22,341                   18,505
 3/31/1998             23,726                   19,267
 4/30/1998             23,754                   19,373
 5/31/1998             22,542                   18,329
 6/30/1998             22,570                   18,368
 7/31/1998             21,014                   16,880
 8/31/1998             16,890                   13,602
 9/30/1998             17,319                   14,667
10/31/1998             17,959                   15,265
11/30/1998             19,038                   16,065
12/31/1998             19,367                   17,059
 1/31/1999             18,984                   17,286
 2/28/1999             17,761                   15,886
 3/31/1999             17,770                   16,134
 4/30/1999             18,956                   17,580
 5/31/1999             19,606                   17,836
 6/30/1999             20,896                   18,642
 7/31/1999             20,590                   18,132
 8/31/1999             19,529                   17,461
 9/30/1999             19,596                   17,464
10/31/1999             19,654                   17,536
11/30/1999             20,753                   18,583
12/31/1999             22,043                   20,686
 1/31/2000             21,862                   20,353
 2/29/2000             23,535                   23,714
 3/31/2000             26,106                   22,151
 4/30/2000             26,115                   20,817
 5/31/2000             25,064                   19,604
 6/30/2000             26,632                   21,313
 7/31/2000             26,364                   20,627
 8/31/2000             29,079                   22,201
 9/30/2000             28,649                   21,548
10/31/2000             27,655                   20,587
11/30/2000             26,058                   18,473
12/31/2000             28,857                   20,059
 1/31/2001             29,389                   21,105
 2/28/2001             28,387                   19,720
 3/31/2001             27,395                   18,756
 4/30/2001             29,389                   20,223
 5/31/2001             30,558                   20,720
 6/30/2001             31,227                   21,435
 7/31/2001             30,924                   20,275
 8/31/2001             30,256                   19,620
 9/30/2001             27,656                   16,979
10/31/2001             28,658                   17,973
11/30/2001             30,548                   19,364
12/31/2001             32,591                   20,559
 1/31/2002             32,140                   20,345
 2/28/2002             31,514                   19,787
 3/31/2002             33,415                   21,378
 4/30/2002             33,206                   21,573
 5/31/2002             32,514                   20,615
 6/30/2002             30,206                   19,592
 7/31/2002             26,723                   16,634
 8/31/2002             26,943                   16,592
 9/30/2002             24,943                   15,401
10/31/2002             25,998                   15,895
11/30/2002             27,712                   17,313
12/31/2002             26,419                   16,349
 1/31/2003             25,965                   15,896
 2/28/2003             24,977                   15,416
 3/31/2003             25,198                   15,615
 4/30/2003             26,384                   17,095
 5/31/2003             28,836                   18,929
 6/30/2003             29,626                   19,272
 7/31/2003             31,254                   20,479
 8/31/2003             32,869                   21,416
 9/30/2003             32,044                   21,020
10/31/2003             34,264                   22,786
11/30/2003             35,368                   23,595
12/31/2003             36,166                   24,074
 1/31/2004             38,013                   25,119
 2/29/2004             38,733                   25,345
 3/31/2004             39,044                   25,580
 4/30/2004             38,601                   24,276
 5/31/2004             38,840                   24,662
 6/30/2004             39,824                   25,700
 7/31/2004             37,845                   23,970
 8/31/2004             38,361                   23,848
 9/30/2004             40,136                   24,967
10/31/2004             41,575                   25,459
11/30/2004             44,406                   27,666
12/31/2004             45,508                   28,485
 1/31/2005             44,211                   27,297
 2/28/2005             44,866                   27,758
 3/31/2005             43,884                   26,964

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Small Cap Growth Fund Class A and Institutional Class shares for the most recent ten years of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Small Company Growth Fund (the Fund) seeks to provide long-term capital appreciation by investing in smaller domestic companies.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Peregrine Capital Management, Inc.

FUND MANAGERS                          INCEPTION DATE
   Daniel J. Hagen, CFA                   12/31/82
   Robert B. Mersky, CFA
   Paul E. von Kuster, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.87%(1) for the six-month period ended March 31, 2005, excluding sales charges, underperforming its benchmark, the Russell 2000(R) Index(2), which returned 8.00%, for the same period. The
Fund's Class A shares distributed $0.17 in capital gains during the period.

      In the last three months of 2004, the markets rallied, and so did returns on most small growth stocks. However, during the first quarter of 2005, worries over the effects on economic growth from higher interest rates and rising oil prices caused a sharp market reversal, this time led by a nearly 7% decline for small growth stocks measured by the Russell 2000(R) Growth Index(3). The Fund, which focuses on fast growing small companies, followed the ups and downs of the markets during the period, turning in a positive performance the last three months of 2004 and then declining the first quarter of 2005.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The most significant factor impacting the performance of the Fund during the reporting period was the high growth rate of its holdings. The Fund has 75% of its weighting in companies with projected earnings growth rates in excess of 20%, or "rapidly growing companies." The Fund's significant overweighting in these companies, which is characteristic of our style, was a key factor impacting six-month returns, because these types of companies were the weakest part of the small growth market during the final three months of the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      There were minimal changes in the Fund's overall sector exposure during the period. We took advantage of this period of weakness in high-growth companies to add to existing positions or initiate new holdings on a stock-by-stock basis. Because of declining prices, however, these additions had little impact on overall sector exposure.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that investor aversion to risk contributed to the underperformance of fast growing small companies ever since the market peaked in 2000. However, we remain consistent in our focus of seeking fast-growing small companies. We believe we will be entering a period of slower corporate earnings growth, and in this environment, we believe the prospect for above-average earnings gains could bring investors back into small growth stocks.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Small Company Growth Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo Small Company Growth Fund for periods prior to January 30, 2004, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect applicable sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                  Excluding Sales Charge
                                               ------------------------------------    ------------------------------------
                                               6-Month*   1-Year   5-Year   10-Year    6-Month*   1-Year   5-Year   10-Year
Wells Fargo Small Company Growth Fund -
   Class A                                      (1.16)    (6.37)   (2.30)    7.73        4.87     (0.66)  (1.14)     8.37
Wells Fargo Small Company Growth Fund -
   Class B                                      (0.52)    (6.37)   (2.30)    7.57        4.48     (1.37)  (1.87)     7.57
Wells Fargo Small Company Growth Fund -
   Class C                                       3.49     (1.69)   (1.74)    7.64        4.49     (0.69)  (1.74)     7.64
Wells Fargo Small Company Growth Fund -
   Institutional Class                                                                   5.01     (0.37)  (0.89)     8.64
Benchmark
  Russell 2000(R) Index(2)                                                               8.00      5.41    4.01     10.43

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Jarden Corporation                                                         1.56%
Comstock Resources Incorporated                                            1.42%
Endo Pharmaceuticals Holdings Incorporated                                 1.40%
Regal-Beloit Corporation                                                   1.39%
Marvel Enterprises Incorporated                                            1.38%
Tommy Hilfiger Corporation                                                 1.31%
Tekelec                                                                    1.29%
Instinet Group Incorporated                                                1.28%
Neurocrine Biosciences Incorporated                                        1.27%
Parametric Technology Corporation                                          1.25%

FUND CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.30
Price to Earnings Ratio (trailing 12 months)                              24.00x
Price to Book Ratio                                                         3.0x
Median Market Cap ($B)                                                   $ 0.90
Portfolio Turnover(6)                                                        64%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       12%
Consumer Staples                                                              1%
Energy                                                                        6%
Financials                                                                    7%
Health Care                                                                  22%
Industrials                                                                  13%
Information Technology                                                       32%
Materials                                                                     3%
Cash                                                                          4%

GROWTH OF $10,000 INVESTMENT(7) (as of March 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Wells Fargo        Wells Fargo Small Company
                  Small Company             Growth Fund -        Russell 2000(R)
              Growth Fund - Class A      Institutional Class          Index
              ----------------------  -------------------------  --------------
 3/31/1995             9,425                 10,000                 10,000
 4/28/1995             9,568                 10,154                 10,222
 5/31/1995             9,660                 10,253                 10,398
 6/30/1995            10,428                 11,071                 10,937
 7/31/1995            11,462                 12,171                 11,567
 8/31/1995            11,889                 12,628                 11,807
 9/29/1995            12,148                 12,906                 12,018
10/31/1995            11,716                 12,449                 11,481
11/30/1995            12,061                 12,819                 11,963
12/29/1995            12,092                 12,854                 12,279
 1/31/1996            12,107                 12,872                 12,266
 2/29/1996            12,505                 13,298                 12,648
 3/31/1996            12,774                 13,587                 12,906
 4/30/1996            13,779                 14,659                 13,597
 5/31/1996            14,206                 15,117                 14,132
 6/30/1996            13,351                 14,210                 13,552
 7/31/1996            12,453                 13,257                 12,369
 8/31/1996            13,427                 14,297                 13,087
 9/30/1996            13,954                 14,860                 13,599
10/31/1996            13,645                 14,535                 13,389
11/30/1996            14,145                 15,071                 13,941
12/31/1996            14,452                 15,401                 14,306
 1/31/1997            14,946                 15,930                 14,593
 2/28/1997            14,340                 15,288                 14,239
 3/31/1997            13,672                 14,579                 13,567
 4/30/1997            13,559                 14,460                 13,605
 5/31/1997            14,972                 15,971                 15,120
 6/30/1997            16,043                 17,117                 15,768
 7/31/1997            17,258                 18,417                 16,501
 8/31/1997            17,534                 18,715                 16,879
 9/30/1997            18,833                 20,107                 18,115
10/31/1997            18,357                 19,603                 17,320
11/30/1997            17,862                 19,078                 17,207
12/31/1997            17,612                 18,814                 17,508
 1/31/1998            17,494                 18,693                 17,231
 2/28/1998            18,805                 20,097                 18,505
 3/31/1998            19,767                 21,129                 19,267
 4/30/1998            19,882                 21,257                 19,373
 5/31/1998            18,277                 19,545                 18,329
 6/30/1998            17,905                 19,151                 18,368
 7/31/1998            16,800                 17,973                 16,880
 8/31/1998            12,519                 13,396                 13,602
 9/30/1998            13,486                 14,434                 14,667
10/31/1998            14,427                 15,444                 15,265
11/30/1998            15,258                 16,337                 16,065
12/31/1998            15,969                 17,101                 17,059
 1/31/1999            16,452                 17,623                 17,286
 2/28/1999            14,674                 15,721                 15,886
 3/31/1999            14,576                 15,619                 16,134
 4/30/1999            15,629                 16,751                 17,580
 5/29/1999            16,278                 17,451                 17,836
 6/30/1999            17,307                 18,558                 18,642
 7/31/1999            17,286                 18,538                 18,132
 8/31/1999            16,221                 17,400                 17,461
 9/30/1999            16,022                 17,190                 17,464
10/31/1999            16,155                 17,336                 17,536
11/30/1999            17,455                 18,736                 18,583
12/31/1999            18,974                 20,370                 20,686
 1/31/2000            18,780                 20,167                 20,353
 2/29/2000            22,116                 23,753                 23,714
 3/31/2000            22,295                 23,951                 22,151
 4/30/2000            21,580                 23,187                 20,817
 5/31/2000            20,528                 22,062                 19,604
 6/30/2000            21,909                 23,550                 21,313
 7/31/2000            20,466                 22,004                 20,627
 8/31/2000            22,248                 23,925                 22,201
 9/30/2000            21,416                 23,035                 21,548
10/31/2000            20,909                 22,494                 20,587
11/30/2000            17,955                 19,321                 18,473
12/31/2000            19,370                 20,848                 20,059
 1/31/2001            20,317                 21,872                 21,105
 2/28/2001            19,211                 20,685                 19,720
 3/31/2001            17,622                 18,978                 18,756
 4/30/2001            19,241                 20,726                 20,223
 5/31/2001            20,142                 21,701                 20,720
 6/30/2001            20,810                 22,424                 21,435
 7/31/2001            20,232                 21,807                 20,275
 8/31/2001            19,640                 21,173                 19,620
 9/30/2001            16,379                 17,661                 16,979
10/31/2001            17,401                 18,767                 17,973
11/30/2001            18,588                 20,051                 19,364
12/31/2001            19,442                 20,978                 20,559
 1/31/2002            18,873                 20,368                 20,345
 2/28/2002            17,800                 19,214                 19,787
 3/31/2002            19,197                 20,726                 21,378
 4/30/2002            18,568                 20,051                 21,573
 5/31/2002            17,910                 19,344                 20,615
 6/30/2002            16,860                 18,214                 19,592
 7/31/2002            14,096                 15,231                 16,634
 8/31/2002            14,221                 15,369                 16,592
 9/30/2002            13,045                 14,102                 15,401
10/31/2002            13,410                 14,500                 15,895
11/30/2002            14,317                 15,483                 17,313
12/31/2002            13,653                 14,768                 16,349
 1/31/2003            13,349                 14,443                 15,896
 2/28/2003            13,174                 14,256                 15,416
 3/31/2003            13,419                 14,524                 15,615
 4/30/2003            14,295                 15,475                 17,095
 5/31/2003            15,838                 17,149                 18,929
 6/30/2003            16,315                 17,670                 19,272
 7/31/2003            17,340                 18,783                 20,479
 8/31/2003            18,162                 19,677                 21,416
 9/30/2003            17,903                 19,401                 21,020
10/31/2003            19,316                 20,937                 22,786
11/30/2003            19,755                 21,416                 23,595
12/31/2003            20,478                 22,205                 24,074
 1/31/2004            21,305                 23,107                 25,119
 2/29/2004            21,290                 23,091                 25,345
 3/31/2004            21,193                 22,985                 25,580
 4/30/2004            20,383                 22,124                 24,276
 5/31/2004            20,645                 22,408                 24,662
 6/30/2004            21,238                 23,066                 25,700
 7/31/2004            19,543                 21,221                 23,970
 8/31/2004            19,011                 20,652                 23,848
 9/30/2004            20,076                 21,807                 24,967
10/31/2004            20,743                 22,538                 25,459
11/30/2004            22,242                 24,180                 27,666
12/31/2004            23,143                 25,156                 28,485
 1/31/2005            21,748                 23,652                 27,297
 2/28/2005            21,868                 23,783                 27,758
 3/31/2005            21,054                 22,900                 26,964

--------------------------------------------------------------------------------

(3) Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the Master Portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Sector distribution and portfolio characteristics are subject to change.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a single master portfolio.

(7) The chart compares the performance of the Wells Fargo Small Company Growth Fund Class A and Institutional Class shares for the most recent ten years with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SMALL COMPANY VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Small Company Value Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                   SUB-ADVISER
   Wells Fargo Funds Management, LLC         Peregrine Capital Management, Inc.

FUND MANAGERS                             INCEPTION DATE
   Tasso H. Coin, Jr., CFA                   06/01/97
   Douglas G. Pugh, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 12.31%(1), excluding sales charges, for the six-month period ended March 31, 2005, outperforming its benchmark, the Russell 2000(R) Index(2), which returned 8.00%, during the same period. The Fund's Class A shares distributed no dividend income and $0.88 per share in capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our top-performing holding was Walter Industries, returning 144.8% for the period. Its disparate mix of coal, home building, and pipe and valve businesses caused many investors to shy away from it since it lacked a clear business focus. As a result, Walter was priced low. It turned out that the size and quality of its coal assets, as well as the appreciation in coal prices and consumption, greatly increased the value of these assets. We have sold this position as we believe that the shares have achieved fair value.

      Materials and processing stocks were the holdings that detracted from performance for the six-month period. High costs of energy inputs hurt earning performance in this sector. Our holding in GrafTech was the poorest performer during period, falling (59.2%). GrafTech designs and distributes graphite electrodes used in the manufacturing of steel. When GrafTech announced that it was unable to meet analyst expectations, a sell-off of the stock followed. At this time, we are still holders of GrafTech and are evaluating the company's business plan to determine if we will maintain this position going forward.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Changes at a sector level were minor over the reporting period. We remain invested in all major economic sectors and carry a minimum of cash. Outperformance for our style is derived from strong stock selection, not sector rotation or market timing. Positions are sold in the portfolio as they approach fair valuation relative to their sector peers. This helps ensure that the portfolio does not hold stocks that are expensive and, therefore, we believe more prone to stock price corrections. Many of the sales in the past six months were driven by fair valuations being reached due to the appreciation in the markets in the fourth quarter of 2004. The proceeds from these sales were then applied to new small-company value stocks in sectors that we felt had potential.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We are encouraged by the results of company reports and expect that takeover activity may continue to be a source of returns for the small-company value style. We believe that the increase in value of energy stocks that we have been observing will push many small-company energy holdings to the growth side. We will maintain an underweighted position in financials sector and an overweighted position in the technology sector.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Small Company Value Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for the Wells Fargo Small Company Value Fund Class A, Class B and Institutional Class shares prior to January 31, 2002 and Class C shares prior to August 31, 2002 in the average annual total return table reflects the performance of the Wells Fargo Small Company Value Master Portfolio, a master portfolio in which the Fund invests, adjusted to reflect the fees and expenses of each share class of the Fund. The Wells Fargo Small Company Value Master Portfolio, which incepted on June 1, 1997, has a substantially identical investment objective and investment strategy as the Fund.

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                                                           Life of                                Life of
                                              6-Month*   1-Year   5-Year    Fund     6-Month*   1-Year   5-Year     Fund
Wells Fargo Small Company Value Fund -
  Class A (Inception Date 6/1/97)               5.85      7.99    16.66     12.26     12.31     14.58    18.05     13.11
Wells Fargo Small Company Value Fund -
Class B (Inception Date 6/1/97)                 6.89      8.76    16.95     12.26     11.89     13.76    17.16     12.26
Wells Fargo Small Company Value Fund -
  Class C (Inception Date 8/30/02)             10.89     12.76    17.15     12.25     11.89     13.76    17.15     12.25
Wells Fargo Small Company Value Fund -
Institutional Class (Inception Date 6/1/97)                                           12.39     14.90    18.27     13.31
Benchmark
  Russell 2000(R) Index(2)                                                             8.00      5.41     4.01     7.67

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Performance Food Group Company                                             1.64%
Tech Data Corporation                                                      1.59%
CKE Restaurants Incorporated                                               1.52%
Gatx Corporation                                                           1.42%
Aztar Corporation                                                          1.40%
Emulex Corporation                                                         1.40%
URS Corporation                                                            1.33%
Universal American Financial Corporation                                   1.32%
Adesa Incorporated                                                         1.26%
Great Lakes Chemical Corporation                                           1.26%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.06
Price to Earnings Ratio (trailing 12 months)                              16.50x
Price to Book Ratio                                                        1.80x
Median Market Cap ($B)                                                    $0.82
Portfolio Turnover(5)                                                        41%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       20%
Consumer Staples                                                              3%
Energy                                                                        4%
Financials                                                                   28%
Health Care                                                                   3%
Industrials                                                                  14%
Information Technology                                                       13%
Materials                                                                     6%
Telecommunications Services                                                   4%
Utilities                                                                     2%
Cash                                                                          3%

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Wells Fargo Small      Wells Fargo Small
             Company Value Fund    Company Value Fund -        Russell
                 - Class A         Institutional Class      2000(R) Index
             ------------------   ---------------------   ------------------

  6/1/1997         9,425                 10,000                10,000
 6/30/1997        10,112                 10,730                10,429
 7/31/1997        10,667                 11,320                10,914
 8/31/1997        10,847                 11,512                11,164
 9/30/1997        11,620                 12,334                11,981
10/31/1997        11,249                 11,942                11,455
11/30/1997        11,370                 12,072                11,381
12/31/1997        11,783                 12,512                11,580
 1/31/1998        11,621                 12,342                11,397
 2/28/1998        12,409                 13,181                12,239
 3/31/1998        12,921                 13,726                12,743
 4/30/1998        13,115                 13,934                12,813
 5/31/1998        12,502                 13,284                12,123
 6/30/1998        12,392                 13,169                12,148
 7/31/1998        11,672                 12,406                11,164
 8/31/1998         9,584                 10,188                 8,996
 9/30/1998         9,995                 10,626                 9,701
10/31/1998        10,137                 10,778                10,096
11/30/1998        10,473                 11,137                10,625
12/31/1998        10,671                 11,349                11,283
 1/31/1999        10,435                 11,100                11,433
 2/28/1999         9,807                 10,433                10,507
 3/31/1999         9,674                 10,293                10,671
 4/30/1999        10,487                 11,159                11,627
 5/31/1999        11,049                 11,759                11,797
 6/30/1999        11,327                 12,056                12,330
 7/31/1999        11,186                 11,907                11,992
 8/31/1999        10,925                 11,631                11,548
 9/30/1999        10,567                 11,251                11,551
10/31/1999        10,453                 11,132                11,598
11/30/1999        10,345                 11,018                12,291
12/31/1999        10,718                 11,416                13,682
 1/31/2000         9,945                 10,595                13,462
 2/29/2000         9,906                 10,555                15,684
 3/31/2000        10,787                 11,494                14,651
 4/30/2000        10,867                 11,581                13,769
 5/31/2000        10,965                 11,687                12,966
 6/30/2000        10,927                 11,648                14,096
 7/31/2000        11,216                 11,957                13,643
 8/31/2000        12,139                 12,943                14,683
 9/30/2000        11,978                 12,773                14,252
10/31/2000        11,961                 12,757                13,616
11/30/2000        11,910                 12,704                12,218
12/31/2000        13,558                 14,464                13,267
 1/31/2001        13,805                 14,729                13,959
 2/28/2001        13,804                 14,730                13,043
 3/31/2001        13,610                 14,524                12,405
 4/30/2001        14,163                 15,117                13,375
 5/31/2001        14,826                 15,826                13,704
 6/30/2001        15,408                 16,450                14,177
 7/31/2001        15,093                 16,117                13,410
 8/31/2001        15,178                 16,209                12,977
 9/30/2001        13,177                 14,074                11,230
10/31/2001        13,534                 14,458                11,887
11/30/2001        14,661                 15,664                12,807
12/31/2001        15,307                 16,356                13,597
 1/31/2002        15,506                 16,570                13,456
 2/28/2002        16,343                 17,465                13,087
 3/31/2002        17,894                 19,139                14,139
 4/30/2002        18,343                 19,603                14,268
 5/31/2002        17,956                 19,205                13,635
 6/30/2002        17,413                 18,608                12,958
 7/31/2002        14,358                 15,344                11,002
 8/31/2002        14,048                 15,029                10,974
 9/30/2002        13,071                 13,985                10,186
10/31/2002        13,568                 14,515                10,513
11/30/2002        14,715                 15,742                11,451
12/31/2002        14,319                 15,319                10,813
 1/31/2003        13,668                 14,639                10,514
 2/28/2003        12,969                 13,893                10,196
 3/31/2003        13,187                 14,125                10,328
 4/30/2003        14,490                 15,518                11,307
 5/31/2003        15,886                 17,010                12,520
 6/30/2003        16,212                 17,374                12,747
 7/31/2003        17,530                 18,784                13,544
 8/31/2003        18,322                 19,646                14,165
 9/30/2003        17,934                 19,231                13,903
10/31/2003        19,128                 20,524                15,071
11/30/2003        19,733                 21,154                15,606
12/31/2003        20,516                 22,011                15,922
 1/31/2004        20,838                 22,355                16,613
 2/29/2004        21,064                 22,596                16,763
 3/31/2004        21,579                 23,147                16,919
 4/30/2004        20,709                 22,217                16,056
 5/31/2004        20,886                 22,424                16,311
 6/30/2004        21,886                 23,492                16,998
 7/31/2004        21,080                 22,648                15,854
 8/31/2004        21,225                 22,803                15,773
 9/30/2004        22,015                 23,664                16,513
10/31/2004        22,450                 24,129                16,838
11/30/2004        24,351                 26,161                18,298
12/31/2004        25,289                 27,182                18,840
 1/31/2005        24,348                 26,195                18,054
 2/28/2005        25,135                 27,035                18,359
 3/31/2005        24,725                 26,597                17,834

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Portfolio securities allocable to the Fund divided by the total market value of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single master portfolio.

(6) The chart compares the performance of the Wells Fargo Small Company Value Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                          SUB-ADVISER
   Wells Fargo Funds Management, LLC                RCM Capital Management, LLC

FUND MANAGER                                     INCEPTION DATE
   Selena A. Chaisson, M.D.                         04/02/01

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.11%(1) for the six-month period ended March 31, 2005, excluding sales charges, underperforming the S&P 500 Index(2), which returned 6.88%, for the same period. The Fund's Class A shares distributed $0.02 per share in capital gains during the period.

      The majority of the Fund's underperformance was due to sell-offs in Elan and Biogen-Idec following the development of a potentially fatal illness in three patients in clinical trials of their newly approved drug for multiple sclerosis, Tysabri.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The disappointing news on Tysabri resulted in a sell-off in other biotechnology names, including our holdings in Vion Pharmaceuticals and NitroMed. However, we continue to have confidence in the long-term prospects of these positions.

      Orthopedic stocks came under pressure as several recent OIG (Office of the Inspector General) decisions lowered the hurdle for legal gainsharing arrangements by hospitals. This fueled concerns that years of pricing power in orthopedics were finally ending, and our Biomet position lost nearly 0.30% in a subsequent sell-off.

      The best performing subsector was health care providers and services. Especially strong were the HMO's, as investors bet on a continuation in reducing costs. Our holdings in Aetna, UnitedHealth, Pacificare, and WellPoint contributed to performance. Hospitals were also strong, as lower levels of bad debt and the possibility of cost containment on device expenses led to higher valuations. Lifepoint Hospitals added nearly 0.30% to performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As a result of the failed clinical trials of Tysabri, we sold our holdings in Elan, though we only trimmed positions in Biogen-Idec, as we do not believe that any prospect of Tysabri returning to the U.S. market is reflected in the present valuation. We also believe there may be substantial upside to Biogen-Idec as the company continues to benefit from operating the dominant franchise in the multiple sclerosis market, and is the developer of Rituxan for the treatment of rheumatoid arthritis. Medical device valuations had also been extended for some time and we have selectively added to our positions.

      Due to an increase in market volatility, portfolio turnover was higher.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      While we are disappointed with the recent developments in the trials of Tysabri, we remain committed to the promise of biotechnology and are investing in the products that derive from it. We believe that Biogen-Idec and other biotechnology stocks could recover from oversold levels to more reasonable valuations. We believe that the real outperformance may continue to be in more defensive areas of the market, such as pharmaceuticals. We believe that services, such as HMO's and hospitals, may continue to benefit from improving fundamentals and high earnings visibility and may outperform for an extended period going forward.

      THE WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND IS A NON-DIVERSIFIED FUND AND ENTAILS ADDITIONAL RISKS. NON-DIVERSIFIED FUNDS ARE MORE SUSCEPTIBLE TO FINANCIAL, MARKET AND ECONOMIC EVENTS AFFECTING THE PARTICULAR ISSUERS AND INDUSTRY SECTORS IN WHICH THEY INVEST. THE HEALTH SCIENCES SECTOR INVOLVES ADDITIONAL RISKS BECAUSE THE SECTOR IS RAPIDLY CHANGING AND MAY BE IMPACTED BY SUCH FACTORS AS GOVERNMENT REGULATION, UNCERTAIN DEMAND AND THE RISK THAT PRODUCTS MAY BECOME OBSOLETE. FOREIGN SECURITIES INVOLVE ADDITIONAL RISKS INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC AND POLITICAL INSTABILITY AND MARKET ILLIQUIDITY.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND.

(1) The Fund's Adviser has committed through January 31, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                      Including Sales Charge             Excluding Sales Charge
                                                 --------------------------------   --------------------------------
                                                 6-Month*   1-Year   Life of Fund   6-Month*   1-Year   Life of Fund
WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND -
  Class A (Inception date 04/02/01)               (5.65)    (8.78)      (0.26)        0.11     (3.21)       1.23
WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND -
  Class B (Inception date 04/02/01)               (5.18)    (8.95)      (0.02)       (0.18)    (3.95)       0.47
WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND -
  Class C (Inception date 04/02/01)               (1.18)    (4.94)       0.50        (0.18)    (3.94)       0.50
Benchmark
  S&P 500 Index(2)                                                                    6.88      6.69        2.11

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Pfizer Incorporated                                                        9.17%
Johnson & Johnson                                                          7.17%
Abbott Laboratories                                                        5.57%
UnitedHealth Group Incorporated                                            5.14%
PacifiCare Health Systems Incorporated                                     4.75%
Novartis AG                                                                4.54%
GlaxoSmithKline plc                                                        3.75%
Medtronic Incorporated                                                     3.72%
WellPoint Incorporated                                                     3.71%
Roche Holding AG                                                           3.56%

FUND CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.97
Price to Earnings Ratio (trailing 12 months)                              20.80x
Price to Book Ratio                                                        3.75x
Median Market Cap. ($B)                                                  $10.20
Portfolio Turnover(5)                                                       108%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Health Care                                                                  98%
Cash                                                                          2%

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Specialized Health Sciences
                   Fund - Class A          S&P 500 Index
             ---------------------------   -------------
  4/1/2001              9,425                 10,000
 4/30/2001              9,991                 10,776
 5/31/2001             10,481                 10,848
 6/30/2001             10,283                 10,585
 7/31/2001              9,943                 10,481
 8/31/2001              9,670                  9,826
 9/30/2001              9,142                  9,033
10/31/2001              9,500                  9,205
11/30/2001              9,925                  9,911
12/31/2001             10,028                  9,999
 1/31/2002              9,538                  9,853
 2/28/2002              9,406                  9,663
 3/31/2002              9,614                 10,026
 4/30/2002              8,973                  9,418
 5/31/2002              8,671                  9,350
 6/30/2002              7,983                  8,684
 7/31/2002              7,559                  8,007
 8/31/2002              7,597                  8,059
 9/30/2002              7,361                  7,184
10/31/2002              7,568                  7,816
11/30/2002              7,597                  8,275
12/31/2002              7,417                  7,789
 1/31/2003              7,531                  7,586
 2/28/2003              7,436                  7,472
 3/31/2003              7,729                  7,544
 4/30/2003              8,030                  8,166
 5/31/2003              8,718                  8,595
 6/30/2003              9,180                  8,705
 7/31/2003              9,284                  8,858
 8/31/2003              8,973                  9,031
 9/30/2003              8,963                  8,935
10/31/2003              9,076                  9,440
11/30/2003              9,302                  9,523
12/31/2003              9,557                 10,022
 1/31/2004              9,915                 10,207
 2/29/2004             10,188                 10,349
 3/31/2004             10,226                 10,192
 4/30/2004             10,358                 10,032
 5/31/2004             10,311                 10,170
 6/30/2004             10,198                 10,367
 7/31/2004              9,651                 10,024
 8/31/2004              9,830                 10,064
 9/30/2004              9,887                 10,173
10/31/2004              9,830                 10,328
11/30/2004             10,075                 10,747
12/31/2004             10,719                 11,112
 1/31/2005             10,398                 10,841
 2/28/2005             10,096                 11,069
 3/31/2005              9,898                 10,873

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The Fund's investment process may, at times, result in higher than average portfolio turnover and increased trading expenses, and may generate higher short-term capital gains.

(6) The chart compares the performance of the WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO SPECIALIZED TECHNOLOGY FUND(SM) (the Fund) seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

ADVISER                                           SUB-ADVISER
   Wells Fargo Funds Management, LLC                 RCM Capital Management LLC

FUND MANAGERS                                     INCEPTION DATE
   Huachen Chen, CFA                                 09/18/00
   Walter C. Price, Jr., CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 9.93%(1) for the six-month period ended March 31, 2005, excluding sales charges, outperforming its benchmark, the S&P 500 Index(2), which returned 6.88%, for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Internet holdings helped Fund performance during the period. Specifically, we trimmed our position in eBay at the right time, before disappointing fourth quarter 2004 results were announced. Our largest holding, NCR, outperformed overall, despite the decline of the stock right before the end of the first quarter of 2005 due to the departure of its CEO. We believe that the plan for earnings improvement and shareholder returns for NCR may be underway and, therefore, the stock will continue to remain one of the largest holdings in the Fund.

      The biggest detractor from performance during the period was the combined holdings of Biogen-Idec and Elan. Historically, we had diversified our holdings in the biotechnology sector among several small positions, which generally were a small part of the Fund. During the first quarter of 2005, we built this area up in an attempt to protect the portfolio from, what we believed would be, a weak period for many conventional technology companies. Our assumption was correct, but we put too much emphasis on these two companies. When the trial of the new multiple sclerosis drug, Tysabri, developed serious problems, the Biogen-Idec and Elan stocks declined sharply.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We believe the Fund is positioned in those areas of technology that are receiving funding, and as investor confidence returns, we hope for a rebound in this sector and further potential appreciation in our holdings. In particular, we continue to favor the Internet and have holdings in Google, Verisign, Shanda, and Yahoo. We have built up our semiconductor holdings with companies such as National Semiconductor, Cypress Semiconductor, and Samsung. We have also used the recent weakness in software to add to existing holdings in Red Hat and Autodesk. Finally, we completely exited Elan after its decline from the failed Tysabri drug trial.

      Due to an increase in market volatility, portfolio turnover was higher.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We have been focused on companies whose fundamentals we consider to be very good, although the first quarter 2005 downtrend of the markets overwhelmed our efforts. It now appears that the markets are more concerned about the prospects for high oil prices, which is causing a decline in technology spending. While we cannot rule out a further spike in oil prices, which could possibly lead to a recession, we believe this is unlikely. We are already seeing some moderate growth in commodity prices and consumer spending, and as long as economic growth stays above 2.5% annually, we feel that technology spending may be healthy, and the need for renewed investments in telecom, wireless data technology, and Internet infrastructure in most companies may continue. During this period of uncertainty regarding technology spending and the economy, we expect to position the portfolio for potential opportunities for the remainder of 2005.

      THE WELLS FARGO SPECIALIZED TECHNOLOGY FUND IS A NON-DIVERSIFIED FUND AND ENTAILS ADDITIONAL RISKS. NON-DIVERSIFIED FUNDS ARE MORE SUSCEPTIBLE TO FINANCIAL, MARKET AND ECONOMIC EVENTS AFFECTING THE PARTICULAR ISSUERS AND INDUSTRY SECTORS IN WHICH THEY INVEST. TECHNOLOGY STOCKS INVOLVE ADDITIONAL RISKS BECAUSE SUCH COMPANIES ARE SUBJECT TO EXTREME PRICE AND VOLUME FLUCTUATION AND INVESTING IN THE SECURITIES OF SMALLER, "START-UP" TECHNOLOGY COMPANIES CAN RESULT IN SIGNIFICANT LOSSES BECAUSE THEY MAY HAVE MORE LIMITED TRADING MARKETS. FOREIGN SECURITIES INVOLVE ADDITIONAL RISKS, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC AND POLITICAL INSTABILITY AND MARKET ILLIQUIDITY. OUR ACTIVE TRADING INVESTMENT STRATEGY RESULTS IN A HIGHER-THAN-AVERAGE PORTFOLIO TURNOVER RATIO AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO SPECIALIZED TECHNOLOGY FUND.

(1) The Fund's Adviser has committed through April, 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                 Including Sales Charge             Excluding Sales Charge
                                            --------------------------------   --------------------------------
                                            6-Month*   1-Year   Life of Fund   6-Month*   1-Year   Life of Fund
WELLS FARGO SPECIALIZED TECHNOLOGY FUND -
  Class A (Inception Date 9/18/00)            3.65     (2.78)     (17.08)        9.93      3.18      (15.99)
WELLS FARGO SPECIALIZED TECHNOLOGY FUND -
  Class B (Inception Date 9/18/00)            4.23     (2.66)     (17.51)        9.23      2.34      (16.65)
WELLS FARGO SPECIALIZED TECHNOLOGY FUND -
  Class C (Inception Date 9/18/00)            8.50      1.58      (16.65)        9.50      2.58      (16.65)
Benchmark
  S&P 500 Index(2)                                                               6.88      6.69       (2.81)

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Google Incorporated                                                        6.45%
Marvell Technology Group Limited                                           4.86%
NCR Corporation                                                            4.79%
Yahoo! Incorporated                                                        4.46%
Comverse Technology Incorporated                                           4.13%
Verisign Incorporated                                                      4.06%
Apple Computer Incorporated                                                4.03%
F5 Networks Incorporated                                                   2.88%
Amdocs Limited                                                             2.80%
Shanda Interactive Entertainment Limited                                   2.71%

CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.47
Price to Earnings Ratio (trailing 12 months)                              31.80x
Price to Book Ratio                                                        4.24x
Median Market Cap. ($B)                                                   $7.10
Portfolio Turnover(5)                                                       114%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                        1%
Energy                                                                        6%
Health Care                                                                   9%
Industrials                                                                   6%
Information Technology                                                       69%
Telecommunication Services                                                    2%
Cash                                                                          7%

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Wells Fargo Specialized
             Technology Fund - Class A   S&P 500 Index
             -------------------------   -------------
 9/18/2000             9,425                10,000
 9/30/2000             9,529                 9,945
10/31/2000             8,426                 9,903
11/30/2000             6,909                 9,123
12/31/2000             6,437                 9,168
 1/31/2001             6,795                 9,493
 2/28/2001             5,014                 8,628
 3/31/2001             4,326                 8,082
 4/30/2001             4,637                 8,709
 5/31/2001             4,373                 8,768
 6/30/2001             4,232                 8,554
 7/31/2001             3,827                 8,471
 8/31/2001             3,327                 7,941
 9/30/2001             2,846                 7,300
10/31/2001             3,261                 7,440
11/30/2001             3,789                 8,010
12/31/2001             3,968                 8,081
 1/31/2002             3,817                 7,963
 2/28/2002             3,252                 7,809
 3/31/2002             3,582                 8,103
 4/30/2002             3,167                 7,612
 5/31/2002             2,950                 7,556
 6/30/2002             2,686                 7,018
 7/31/2002             2,432                 6,472
 8/31/2002             2,375                 6,514
 9/30/2002             2,102                 5,806
10/31/2002             2,432                 6,317
11/30/2002             2,714                 6,688
12/31/2002             2,328                 6,295
 1/31/2003             2,337                 6,131
 2/28/2003             2,319                 6,039
 3/31/2003             2,300                 6,097
 4/30/2003             2,573                 6,600
 5/31/2003             3,025                 6,947
 6/30/2003             3,205                 7,036
 7/31/2003             3,421                 7,159
 8/31/2003             3,648                 7,299
 9/30/2003             3,704                 7,222
10/31/2003             4,090                 7,630
11/30/2003             4,053                 7,697
12/31/2003             4,015                 8,100
 1/31/2004             4,298                 8,249
 2/29/2004             4,156                 8,364
 3/31/2004             4,147                 8,238
 4/30/2004             3,921                 8,108
 5/31/2004             4,147                 8,219
 6/30/2004             4,279                 8,379
 7/31/2004             3,808                 8,101
 8/31/2004             3,695                 8,134
 9/30/2004             3,893                 8,222
10/31/2004             4,270                 8,347
11/30/2004             4,590                 8,686
12/31/2004             4,741                 8,981
 1/31/2005             4,364                 8,762
 2/28/2005             4,373                 8,946
 3/31/2005             4,279                 8,787

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The Fund's investment process may,at times,result in higher than average portfolio turnover and increased trading expenses,and may generate higher short-term capital gains.

(6) The chart compares the performance of the WELLS FARGO SPECIALIZED TECHNOLOGY FUND Class A shares for the life of the Fund with the S&P 500 Index.The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                            FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Beginning    Ending
                                                                Account     Account     Expenses
                                                                 Value       Value     Paid During    Net Annual
                                                               10/1/2004   3/31/2005     Period*     Expense Ratio
Wells Fargo Diversified Equity Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Diversified Equity Fund - Class A
Actual                                                         $1,000.00   $1,072.70   $      6.46       1.25%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.70   $      6.29       1.25%
Wells Fargo Diversified Equity Fund - Class B
Actual                                                         $1,000.00   $1,068.60   $     10.31       2.00%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.96   $     10.05       2.00%
Wells Fargo Diversified Equity Fund - Class C
Actual                                                         $1,000.00   $1,068.50   $     10.31       2.00%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.96   $     10.05       2.00%

Wells Fargo Diversified Equity Fund - Institutional Class
Actual                                                         $1,000.00   $1,073.90   $      5.17       1.00%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,019.95   $      5.04       1.00%

Wells Fargo Diversified Small Cap Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Diversified Small Cap Fund - Institutional Class
Actual                                                         $1,000.00   $1,091.00   $      6.20       1.19%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,019.00   $      5.99       1.19%

Wells Fargo Equity Income Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Equity Income Fund - Class A
Actual                                                         $1,000.00   $1,084.10   $      5.72       1.10%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,019.45   $      5.54       1.10%

FUND EXPENSES                                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                               Beginning    Ending
                                                                Account     Account     Expenses
                                                                 Value       Value     Paid During    Net Annual
                                                               10/1/2004   3/31/2005     Period*     Expense Ratio
Wells Fargo Equity Income Fund - Class B
------------------------------------------------------------------------------------------------------------------
Actual                                                         $1,000.00   $1,080.20   $      9.59       1.85%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,015.71   $      9.30       1.85%
Wells Fargo Equity Income Fund - Class C
Actual                                                         $1,000.00   $1,080.00   $      9.59       1.85%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,015.71   $      9.30       1.85%
Wells Fargo Equity Income Fund - Institutional Class
Actual                                                         $1,000.00   $1,085.50   $      4.42       0.85%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,020.69   $      4.28       0.85%

Wells Fargo Equity Index Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Equity Index Fund - Class A
Actual                                                         $1,000.00   $1,065.10   $      3.30       0.64%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,021.74   $      3.23       0.64%
Wells Fargo Equity Index Fund - Class B
Actual                                                         $1,000.00   $1,061.30   $      7.14       1.39%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.00   $      6.99       1.39%

Wells Fargo Growth Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Growth Fund - Class A
Actual                                                         $1,000.00   $1,040.80   $      6.36       1.25%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.70   $      6.29       1.25%
Wells Fargo Growth Fund - Class B
Actual                                                         $1,000.00   $1,035.80   $     10.15       2.00%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.96   $     10.05       2.00%
Wells Fargo Growth Fund - Institutional Class
Actual                                                         $1,000.00   $1,041.80   $      5.09       1.00%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,019.95   $      5.04       1.00%

Wells Fargo Growth Equity Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Growth Equity Fund - Class A
Actual                                                         $1,000.00   $1,074.80   $      7.76       1.50%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,017.45   $      7.54       1.50%
Wells Fargo Growth Equity Fund - Class B
Actual                                                         $1,000.00   $1,070.40   $     11.61       2.25%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,013.71   $     11.30       2.25%
Wells Fargo Growth Equity Fund - Class C
Actual                                                         $1,000.00   $1,071.00   $     11.62       2.25%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,013.71   $     11.30       2.25%

WELLS FARGO STOCK FUNDS                                            FUND EXPENSES
--------------------------------------------------------------------------------

                                                               Beginning    Ending
                                                                Account     Account     Expenses
                                                                 Value       Value     Paid During    Net Annual
                                                               10/1/2004   3/31/2005     Period*     Expense Ratio
Wells Fargo Growth Equity Fund - Institutional Class
------------------------------------------------------------------------------------------------------------------
Actual                                                         $1,000.00   $1,076.00   $      6.47       1.25%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.70   $      6.29       1.25%

Wells Fargo Index Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Index Fund - Institutional Class
Actual                                                         $1,000.00   $1,067.70   $      1.29       0.25%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,023.68   $      1.26       0.25%

Wells Fargo International Equity Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo International Equity Fund - Class A
Actual                                                         $1,000.00   $1,141.00   $      8.01       1.50%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,017.45   $      7.54       1.50%
Wells Fargo International Equity Fund - Class B
Actual                                                         $1,000.00   $1,137.50   $     11.99       2.25%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,013.71   $     11.30       2.25%
Wells Fargo International Equity Fund - Class C
Actual                                                         $1,000.00   $1,137.70   $     11.99       2.25%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,013.71   $     11.30       2.25%
Wells Fargo International Equity Fund - Institutional Class
Actual                                                         $1,000.00   $1,143.40   $      6.68       1.25%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.70   $      6.29       1.25%

Wells Fargo Large Cap Appreciation Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Large Cap Appreciation Fund - Class A
Actual                                                         $1,000.00   $1,110.30   $      6.58       1.25%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.70   $      6.29       1.25%
Wells Fargo Large Cap Appreciation Fund - Class B
Actual                                                         $1,000.00   $1,106.70   $     10.50       2.00%
  Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.96   $     10.05       2.00%
Wells Fargo Large Cap Appreciation Fund - Class C
Actual                                                         $1,000.00   $1,105.60   $     10.50       2.00%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.96   $     10.05       2.00%
Wells Fargo Large Cap Appreciation Fund - Institutional Class
Actual                                                         $1,000.00   $1,111.60   $      5.26       1.00%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,019.95   $      5.04       1.00%

FUND EXPENSES                                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                               Beginning    Ending
                                                                Account     Account     Expenses
                                                                 Value       Value     Paid During    Net Annual
                                                               10/1/2004   3/31/2005     Period*     Expense Ratio
Wells Fargo Large Cap Value Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Large Cap Value Fund - Class A
Actual                                                         $1,000.00   $1,116.90   $      6.60       1.25%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.70   $      6.29       1.25%
Wells Fargo Large Cap Value Fund - Class B
Actual                                                         $1,000.00   $1,112.30   $     10.53       2.00%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.96   $     10.05       2.00%
Wells Fargo Large Cap Value Fund - Class C
Actual                                                         $1,000.00   $1,113.30   $     10.54       2.00%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.96   $     10.05       2.00%
Wells Fargo Large Cap Value Fund - Institutional Class
Actual                                                         $1,000.00   $1,119.20   $      5.28       1.00%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,019.95   $      5.04       1.00%

Wells Fargo Large Company Growth Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Large Company Growth Fund - Class A
Actual                                                         $1,000.00   $1,006.20   $      6.00       1.20%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.95   $      6.04       1.20%
Wells Fargo Large Company Growth Fund - Class B
Actual                                                         $1,000.00   $1,002.50   $      9.74       1.95%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,015.21   $      9.80       1.95%
Wells Fargo Large Company Growth Fund - Class C
Actual                                                         $1,000.00   $1,002.50   $      9.74       1.95%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,015.21   $      9.80       1.95%
Wells Fargo Large Company Growth Fund - Institutional Class
Actual                                                         $1,000.00   $1,007.50   $      4.75       0.95%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,020.19   $      4.78       0.95%
Wells Fargo Large Company Growth Fund - Select Class
Actual                                                         $1,000.00   $1,008.70   $      3.76       0.75%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,021.19   $      3.78       0.75%

Wells Fargo Montgomery Emerging Markets Focus Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Montgomery Emerging Markets Focus Fund - Class A
Actual                                                         $1,000.00   $1,125.10   $     10.07       1.90%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,015.46   $      9.55       1.90%

WELLS FARGO STOCK FUNDS                                            FUND EXPENSES
--------------------------------------------------------------------------------

                                                               Beginning    Ending
                                                                Account     Account     Expenses
                                                                 Value       Value     Paid During    Net Annual
                                                               10/1/2004   3/31/2005     Period*     Expense Ratio
Wells Fargo Montgomery Emerging Markets Focus Fund - Class B
Actual                                                         $1,000.00   $1,120.50   $     14.01       2.65%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,011.72   $     13.29       2.65%
Wells Fargo Montgomery Emerging Markets Focus Fund - Class C
Actual                                                         $1,000.00   $1,120.10   $     14.01       2.65%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,011.72   $     13.29       2.65%
Wells Fargo Montgomery Emerging Markets Focus Fund -
Institutional Class
Actual                                                         $1,000.00   $1,126.50   $      8.48       1.60%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,016.95   $      8.05       1.60%

Wells Fargo Montgomery Institutional Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Montgomery Institutional Emerging Markets Fund -
Select Class
Actual                                                         $1,000.00   $1,144.00   $      6.68       1.25%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.70   $      6.29       1.25%

Wells Fargo Montgomery Mid Cap Growth Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Montgomery Mid Cap Growth Fund - Class A
Actual                                                         $1,000.00   $1,096.40   $      7.42       1.42%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,017.85   $      7.14       1.42%
Wells Fargo Montgomery Mid Cap Growth Fund - Class B
Actual                                                         $1,000.00   $1,091.80   $     11.32       2.17%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.11   $     10.90       2.17%
Wells Fargo Montgomery Mid Cap Growth Fund - Class C
Actual                                                         $1,000.00   $1,091.80   $     11.32       2.17%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.11   $     10.90       2.17%

Wells Fargo Montgomery Small Cap Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Montgomery Small Cap Fund - Class A
Actual                                                         $1,000.00   $1,061.70   $      7.20       1.40%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,017.95   $      7.04       1.40%
Wells Fargo Montgomery Small Cap Fund - Class B
Actual                                                         $1,000.00   $1,058.50   $     11.03       2.15%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.21   $     10.80       2.15%
Wells Fargo Montgomery Small Cap Fund - Class C
Actual                                                         $1,000.00   $1,057.50   $     11.03       2.15%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.21   $     10.80       2.15%

FUND EXPENSES                                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                               Beginning    Ending
                                                                Account     Account     Expenses
                                                                 Value       Value     Paid During    Net Annual
                                                               10/1/2004   3/31/2005     Period*     Expense Ratio
Wells Fargo Montgomery Small Cap Fund - Institutional Class
Actual                                                         $1,000.00   $1,062.50   $      6.17     1.20%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.95   $      6.04     1.20%

Wells Fargo SIFE Specialized Financial Services Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo SIFE Specialized Financial Services Fund - Class A
Actual                                                         $1,000.00   $1,007.90   $      6.76     1.35%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.20   $      6.79     1.35%
Wells Fargo SIFE Specialized Financial Services Fund - Class B
Actual                                                         $1,000.00   $1,002.20   $     10.48     2.10%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.46   $     10.55     2.10%
Wells Fargo SIFE Specialized Financial Services Fund - Class C
Actual                                                         $1,000.00   $1,003.30   $     10.49     2.10%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.46   $     10.55     2.10%

Wells Fargo Small Cap Growth Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Small Cap Growth Fund - Class A
Actual                                                         $1,000.00   $1,065.70   $      7.47     1.45%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,017.70   $      7.29     1.45%
Wells Fargo Small Cap Growth Fund - Class B
Actual                                                         $1,000.00   $1,060.90   $     11.30     2.20%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,013.96   $     11.05     2.20%
Wells Fargo Small Cap Growth Fund - Class C
Actual                                                         $1,000.00   $1,061.00   $     11.30     2.20%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,013.96   $     11.05     2.20%
Wells Fargo Small Cap Growth Fund - Institutional Class
Actual                                                         $1,000.00   $1,066.00   $      6.18     1.20%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.95   $      6.04     1.20%

Wells Fargo Small Cap Opportunities Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Small Cap Opportunities Fund - Institutional Class
Actual                                                         $1,000.00   $1,093.40   $      6.21     1.19%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,019.00   $      5.99     1.19%

Wells Fargo Small Company Growth Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Small Company Growth Fund - Class A
Actual                                                         $1,000.00   $1,048.70   $      7.41     1.45%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,017.70   $      7.29     1.45%

WELLS FARGO STOCK FUNDS                                            FUND EXPENSES
--------------------------------------------------------------------------------

                                                               Beginning    Ending
                                                                Account     Account     Expenses
                                                                 Value       Value     Paid During    Net Annual
                                                               10/1/2004   3/31/2005     Period*     Expense Ratio
Wells Fargo Small Company Growth Fund - Class B
Actual                                                         $1,000.00   $1,044.80   $     11.22       2.20%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,013.96   $     11.05       2.20%
Wells Fargo Small Company Growth Fund - Class C
Actual                                                         $1,000.00   $1,044.90   $     11.22       2.20%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,013.96   $     11.05       2.20%
Wells Fargo Small Company Growth Fund - Institutional Class
Actual                                                         $1,000.00   $1,050.10   $      6.13       1.20%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,018.95   $      6.04       1.20%

Wells Fargo Small Company Value Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Small Company Value Fund - Class A
Actual                                                         $1,000.00   $1,123.10   $      7.62       1.44%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,017.75   $      7.24       1.44%
Wells Fargo Small Company Value Fund - Class B
Actual                                                         $1,000.00   $1,118.90   $     11.57       2.19%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.01   $     11.00       2.19%
Wells Fargo Small Company Value Fund - Class C
Actual                                                         $1,000.00   $1,118.90   $     11.57       2.19%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,014.01   $     11.00       2.19%
Wells Fargo Small Company Value Fund - Institutional Class
Actual                                                         $1,000.00   $1,123.90   $      6.30       1.19%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,019.00   $      5.99       1.19%

Wells Fargo Specialized Health Sciences Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Specialized Health Sciences Fund - Class A
Actual                                                         $1,000.00   $1,001.10   $      8.23       1.65%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,016.70   $      8.30       1.65%
Wells Fargo Specialized Health Sciences Fund - Class B
Actual                                                         $1,000.00   $  998.20   $     11.96       2.40%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,012.96   $     12.04       2.40%
Wells Fargo Specialized Health Sciences Fund - Class C
Actual                                                         $1,000.00   $  998.20   $     11.96       2.40%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,012.96   $     12.04       2.40%

FUND EXPENSES                                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                               Beginning    Ending
                                                                Account     Account     Expenses
                                                                 Value       Value     Paid During    Net Annual
                                                               10/1/2004   3/31/2005     Period*     Expense Ratio
Wells Fargo Specialized Health Sciences Fund - Class C
Actual                                                         $1,000.00   $  998.20   $     11.96       2.40%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,012.96   $     12.04       2.40%

Wells Fargo Specialized Technology Fund
------------------------------------------------------------------------------------------------------------------
Wells Fargo Specialized Technology Fund - Class A
Actual                                                         $1,000.00   $1,099.30   $      9.16       1.75%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,016.21   $      8.80       1.75%
Wells Fargo Specialized Technology Fund - Class B
Actual                                                         $1,000.00   $1,092.30   $     13.04       2.50%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,012.47   $     12.54       2.50%
Wells Fargo Specialized Technology Fund - Class C
Actual                                                         $1,000.00   $1,095.00   $     13.06       2.50%
Hypothetical
  (5% return before expenses)                                  $1,000.00   $1,012.47   $     12.54       2.50%

* EXPENSES ARE EQUAL TO THE FUND'S ANNAULIZED EXPENSES RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.98%
        N/A  WELLS FARGO C&B LARGE CAP VALUE PORTFOLIO                                                           $  117,073,933
        N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                                70,518,105
        N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                                    116,877,192
        N/A  WELLS FARGO INDEX PORTFOLIO                                                                            349,668,116
        N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                              52,630,497
        N/A  WELLS FARGO INTERNATIONAL GROWTH PORTFOLIO                                                              52,631,925
        N/A  WELLS FARGO INTERNATIONAL INDEX PORTFOLIO                                                               52,425,160
        N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                            35,186,530
        N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                                  117,421,282
        N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                             238,459,260
        N/A  WELLS FARGO OVERSEAS PORTFOLIO                                                                          52,345,020
        N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                   46,441,659
        N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                              45,423,136
        N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                               46,743,014

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,072,575,786)                                           1,393,844,829
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,072,575,786)                        99.98%                                                              $1,393,844,829
OTHER ASSETS AND LIABILITIES, NET             0.02                                                                      215,309
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $1,394,060,138
                                            ======                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.73%
        N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                               $  166,179,453
        N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                             166,130,659
        N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                              166,372,381

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $440,179,685)                                               498,682,493
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $440,179,685)                          99.73%                                                              $  498,682,493
OTHER ASSETS AND LIABILITIES, NET             0.27                                                                    1,357,932
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  500,040,425
                                            ======                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.06%
        N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                                 $1,088,735,317

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,144,849,859)                                           1,088,735,317
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,144,849,859)                       100.06%                                                              $1,088,735,317
OTHER ASSETS AND LIABILITIES, NET            (0.06)                                                                    (665,344)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $1,088,069,973
                                            ======                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 99.39%

AMUSEMENT & RECREATION SERVICES - 0.15%
      4,097  HARRAH'S ENTERTAINMENT INCORPORATED<<                                                               $      264,584
     12,420  INTERNATIONAL GAME TECHNOLOGY<<                                                                            331,117

                                                                                                                        595,701
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 0.45%
     26,510  GAP INCORPORATED                                                                                           578,978
     11,732  KOHL'S CORPORATION+                                                                                        605,723
     13,752  LIMITED BRANDS<<                                                                                           334,174
      4,538  NORDSTROM INCORPORATED                                                                                     251,315

                                                                                                                      1,770,190
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.13%
      4,406  JONES APPAREL GROUP INCORPORATED                                                                           147,557
      3,907  LIZ CLAIBORNE INCORPORATED                                                                                 156,788
      3,599  VF CORPORATION                                                                                             212,845

                                                                                                                        517,190
                                                                                                                 --------------

APPLICATIONS SOFTWARE - 0.04%
      6,100  CITRIX SYSTEMS INCORPORATED+<<                                                                             145,302
                                                                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.09%
      8,128  AUTONATION INCORPORATED+                                                                                   153,945
      2,436  AUTOZONE INCORPORATED+                                                                                     208,765

                                                                                                                        362,710
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
      2,307  RYDER SYSTEM INCORPORATED                                                                                   96,202
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.19%
      4,555  CENTEX CORPORATION                                                                                         260,865
      1,499  KB HOME<<                                                                                                  176,072
      4,265  PULTE HOMES INCORPORATED<<                                                                                 314,032

                                                                                                                        750,969
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.23%
     79,047  HOME DEPOT INCORPORATED                                                                                  3,022,757
     27,816  LOWE'S COMPANIES INCORPORATED                                                                            1,588,016
      4,556  SHERWIN-WILLIAMS COMPANY                                                                                   200,418

                                                                                                                      4,811,191
                                                                                                                 --------------

BUSINESS SERVICES - 6.27%
      8,759  ADOBE SYSTEMS INCORPORATED                                                                                 588,342
      4,559  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                       242,721
      8,261  AUTODESK INCORPORATED+                                                                                     245,847
     20,989  AUTOMATIC DATA PROCESSING INCORPORATED                                                                     943,456
      7,974  BMC SOFTWARE INCORPORATED+                                                                                 119,610
     37,982  CENDANT CORPORATION<<                                                                                      780,150
     19,158  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<                                                           519,182

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
      6,878  COMPUTER SCIENCES CORPORATION+                                                                      $      315,356
     13,942  COMPUWARE CORPORATION+                                                                                     100,382
      5,115  CONVERGYS CORPORATION+<<                                                                                    76,367
     43,567  EBAY INCORPORATED+                                                                                       1,623,306
     11,084  ELECTRONIC ARTS INCORPORATED+<<                                                                            573,930
     18,633  ELECTRONIC DATA SYSTEMS CORPORATION<<                                                                      385,144
      4,862  EQUIFAX INCORPORATED                                                                                       149,215
     28,865  FIRST DATA CORPORATION                                                                                   1,134,683
      6,956  FISERV INCORPORATED+                                                                                       276,849
      8,349  IMS HEALTH INCORPORATED                                                                                    203,632
     15,222  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                             186,926
      6,674  INTUIT INCORPORATED+<<                                                                                     292,121
      3,038  MERCURY INTERACTIVE CORPORATION+<<                                                                         143,941
    364,237  MICROSOFT CORPORATION                                                                                    8,803,608
      4,345  MONSTER WORLDWIDE INCORPORATED+                                                                            121,877
      6,703  NCR CORPORATION+<<                                                                                         226,159
     13,641  NOVELL INCORPORATED+<<                                                                                      81,300
      6,707  OMNICOM GROUP INCORPORATED<<                                                                               593,704
    161,747  ORACLE CORPORATION+                                                                                      2,018,603
      9,736  PARAMETRIC TECHNOLOGY CORPORATION+                                                                          54,424
      5,794  ROBERT HALF INTERNATIONAL INCORPORATED                                                                     156,206
     18,531  SIEBEL SYSTEMS INCORPORATED+                                                                               169,188
    121,592  SUN MICROSYSTEMS INCORPORATED+                                                                             491,232
     10,398  SUNGARD DATA SYSTEMS INCORPORATED+                                                                         358,731
     25,541  SYMANTEC CORPORATION+<<                                                                                    544,790
     12,141  UNISYS CORPORATION+                                                                                         85,716
     15,195  VERITAS SOFTWARE CORPORATION+                                                                              352,828
     46,937  YAHOO! INCORPORATED+                                                                                     1,591,164

                                                                                                                     24,550,690
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 10.31%
     56,116  ABBOTT LABORATORIES                                                                                      2,616,128
      8,192  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                      518,472
      3,051  ALBERTO-CULVER COMPANY CLASS B                                                                             146,021
     45,093  AMGEN INCORPORATED+                                                                                      2,624,864
      3,658  AVERY DENNISON CORPORATION<<                                                                               226,540
     16,974  AVON PRODUCTS INCORPORATED<<                                                                               728,864
     12,006  BIOGEN IDEC INCORPORATED+                                                                                  414,327
     70,340  BRISTOL-MYERS SQUIBB COMPANY                                                                             1,790,856
      5,313  CHIRON CORPORATION+<<                                                                                      186,274
      5,521  CLOROX COMPANY<<                                                                                           347,768
     18,916  COLGATE PALMOLIVE COMPANY                                                                                  986,848
     34,325  DOW CHEMICAL COMPANY                                                                                     1,711,101
     35,888  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                      1,838,901
      2,805  EASTMAN CHEMICAL COMPANY<<                                                                                 165,495
      7,948  ECOLAB INCORPORATED                                                                                        262,681
     40,774  ELI LILLY & COMPANY                                                                                      2,124,325
     12,648  FOREST LABORATORIES INCORPORATED+                                                                          467,344

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      8,922  GENZYME CORPORATION+                                                                                $      510,695
     15,583  GILEAD SCIENCES INCORPORATED+<<                                                                            557,871
     35,684  GILLETTE COMPANY                                                                                         1,801,328
      1,851  GREAT LAKES CHEMICAL CORPORATION                                                                            59,454
      5,618  HOSPIRA INCORPORATED+                                                                                      181,293
      3,188  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            125,926
      8,695  KING PHARMACEUTICALS INCORPORATED+                                                                          72,255
      8,953  MEDIMMUNE INCORPORATED+                                                                                    213,171
     79,482  MERCK & COMPANY INCORPORATED                                                                             2,572,832
      9,585  MONSANTO COMPANY                                                                                           618,232
      9,691  MYLAN LABORATORIES INCORPORATED                                                                            171,725
    268,559  PFIZER INCORPORATED                                                                                      7,055,045
      6,234  PPG INDUSTRIES INCORPORATED                                                                                445,856
     11,617  PRAXAIR INCORPORATED<<                                                                                     555,990
     90,804  PROCTER & GAMBLE COMPANY                                                                                 4,812,612
      6,998  ROHM & HAAS COMPANY                                                                                        335,904
     53,094  SCHERING-PLOUGH CORPORATION<<                                                                              963,656
      2,478  SIGMA-ALDRICH CORPORATION<<                                                                                151,777
     48,093  WYETH                                                                                                    2,028,563

                                                                                                                     40,390,994
                                                                                                                 --------------

COMMUNICATIONS - 4.03%
     10,890  ALLTEL CORPORATION<<                                                                                       597,316
     28,809  AT&T CORPORATION                                                                                           540,169
     17,278  AVAYA INCORPORATED+<<                                                                                      201,807
     65,930  BELLSOUTH CORPORATION<<                                                                                  1,733,300
      4,844  CENTURYTEL INCORPORATED<<                                                                                  159,077
     18,972  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                  653,965
     79,627  COMCAST CORPORATION CLASS A+                                                                             2,689,800
     40,558  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                              1,152,658
     60,161  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                         222,596
    118,913  SBC COMMUNICATIONS INCORPORATED                                                                          2,817,049
     53,203  SPRINT CORPORATION-FON GROUP                                                                             1,210,368
     10,506  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                           290,911
     99,709  VERIZON COMMUNICATIONS INCORPORATED                                                                      3,539,670

                                                                                                                     15,808,686
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.13%
     12,782  AMSOUTH BANCORPORATION                                                                                     331,693
    145,917  BANK OF AMERICA CORPORATION                                                                              6,434,940
     28,020  BANK OF NEW YORK COMPANY INCORPORATED                                                                      813,981
     19,742  BB&T CORPORATION<<                                                                                         771,517
    188,095  CITIGROUP INCORPORATED                                                                                   8,452,989
      6,126  COMERICA INCORPORATED                                                                                      337,420
      4,447  COMPASS BANCSHARES INCORPORATED                                                                            201,894
     18,721  FIFTH THIRD BANCORP                                                                                        804,629
      4,432  FIRST HORIZON NATIONAL CORPORATION                                                                         180,781
     10,164  GOLDEN WEST FINANCIAL CORPORATION                                                                          614,922

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
      8,346  HUNTINGTON BANCSHARES INCORPORATED<<                                                                $      199,469
    127,921  JP MORGAN CHASE & COMPANY                                                                                4,426,067
     14,626  KEYCORP<<                                                                                                  474,614
      3,540  M&T BANK CORPORATION<<                                                                                     361,292
      7,479  MARSHALL & ILSLEY CORPORATION                                                                              312,248
     15,254  MELLON FINANCIAL CORPORATION<<                                                                             435,349
     21,390  NATIONAL CITY CORPORATION<<                                                                                716,565
     16,941  NORTH FORK BANCORPORATION INCORPORATED                                                                     469,943
      7,321  NORTHERN TRUST CORPORATION                                                                                 318,024
     10,174  PNC FINANCIAL SERVICES GROUP<<                                                                             523,758
     16,723  REGIONS FINANCIAL CORPORATION<<                                                                            541,825
     13,491  SOVEREIGN BANCORP INCORPORATED                                                                             298,961
     12,006  STATE STREET CORPORATION                                                                                   524,902
     12,209  SUNTRUST BANKS INCORPORATED<<                                                                              879,903
     11,189  SYNOVUS FINANCIAL CORPORATION                                                                              311,726
     66,715  US BANCORP                                                                                               1,922,726
     57,073  WACHOVIA CORPORATION                                                                                     2,905,586
     31,434  WASHINGTON MUTUAL INCORPORATED                                                                           1,241,643
     61,042  WELLS FARGO & COMPANY++                                                                                  3,650,312
      3,234  ZIONS BANCORPORATION<<                                                                                     223,211

                                                                                                                     39,682,890
                                                                                                                 --------------

EATING & DRINKING PLACES - 0.59%
      5,318  DARDEN RESTAURANTS INCORPORATED                                                                            163,156
     45,792  MCDONALD'S CORPORATION                                                                                   1,425,963
      4,102  WENDY'S INTERNATIONAL INCORPORATED<<                                                                       160,142
     10,488  YUM! BRANDS INCORPORATED<<                                                                                 543,383

                                                                                                                      2,292,644
                                                                                                                 --------------

EDUCATIONAL SERVICES - 0.11%
      5,965  APOLLO GROUP INCORPORATED CLASS A+                                                                         441,768
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.63%
     23,354  AES CORPORATION+                                                                                           382,539
      4,948  ALLEGHENY ENERGY INCORPORATED+<<                                                                           102,226
      9,768  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                     71,404
      7,030  AMEREN CORPORATION<<                                                                                       344,540
     13,799  AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                                             469,994
     19,233  CALPINE CORPORATION+<<                                                                                      53,852
     10,415  CENTERPOINT ENERGY INCORPORATED                                                                            125,292
      6,889  CINERGY CORPORATION                                                                                        279,142
     12,075  CITIZENS COMMUNICATIONS COMPANY                                                                            156,251
      7,756  CMS ENERGY CORPORATION+                                                                                    101,138
      8,731  CONSOLIDATED EDISON INCORPORATED                                                                           368,274
      6,365  CONSTELLATION ENERGY GROUP INCORPORATED                                                                    329,071
     12,260  DOMINION RESOURCES INCORPORATED<<                                                                          912,512
      6,261  DTE ENERGY COMPANY                                                                                         284,750
     33,763  DUKE ENERGY CORPORATION<<                                                                                  945,702
     11,920  DYNEGY INCORPORATED CLASS A+<<                                                                              46,607

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     11,728  EDISON INTERNATIONAL                                                                                $      407,196
     23,152  EL PASO CORPORATION                                                                                        244,948
      7,672  ENTERGY CORPORATION                                                                                        542,104
     23,930  EXELON CORPORATION<<                                                                                     1,098,148
     11,873  FIRSTENERGY CORPORATION                                                                                    498,072
     14,081  FPL GROUP INCORPORATED                                                                                     565,352
      5,788  KEYSPAN CORPORATION                                                                                        225,558
      3,953  KINDER MORGAN INCORPORATED<<                                                                               299,242
      1,587  NICOR INCORPORATED                                                                                          58,862
      9,763  NISOURCE INCORPORATED                                                                                      222,499
      1,364  PEOPLES ENERGY CORPORATION                                                                                  57,179
     12,984  PG&E CORPORATION                                                                                           442,754
      3,296  PINNACLE WEST CAPITAL CORPORATION                                                                          140,113
      6,807  PPL CORPORATION                                                                                            367,510
      8,892  PROGRESS ENERGY INCORPORATED                                                                               373,019
      8,579  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                               466,612
      8,567  SEMPRA ENERGY                                                                                              341,309
     26,739  SOUTHERN COMPANY<<                                                                                         851,102
      7,434  TECO ENERGY INCORPORATED<<                                                                                 116,565
      8,647  TXU CORPORATION<<                                                                                          688,561
     20,463  WASTE MANAGEMENT INCORPORATED                                                                              590,358
     20,525  WILLIAMS COMPANIES INCORPORATED                                                                            386,075
     14,431  XCEL ENERGY INCORPORATED                                                                                   247,925

                                                                                                                     14,204,357
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.33%
     29,185  ADC TELECOMMUNICATIONS INCORPORATED+                                                                        58,078
     14,180  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                     228,582
     13,401  ALTERA CORPORATION+                                                                                        265,072
      6,471  AMERICAN POWER CONVERSION CORPORATION                                                                      168,958
     13,409  ANALOG DEVICES INCORPORATED                                                                                484,601
      5,795  ANDREW CORPORATION+                                                                                         67,860
     11,089  APPLIED MICRO CIRCUITS CORPORATION+                                                                         36,483
     10,469  BROADCOM CORPORATION CLASS A+<<                                                                            313,233
     20,598  CIENA CORPORATION+                                                                                          35,429
    232,681  CISCO SYSTEMS INCORPORATED+                                                                              4,162,663
      7,114  COMVERSE TECHNOLOGY INCORPORATED+                                                                          179,415
      3,335  COOPER INDUSTRIES LIMITED CLASS A                                                                          238,519
     15,094  EMERSON ELECTRIC COMPANY                                                                                   980,054
     14,453  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                              249,314
    381,536  GENERAL ELECTRIC COMPANY                                                                                13,758,188
    224,151  INTEL CORPORATION                                                                                        5,207,028
      6,606  JABIL CIRCUIT INCORPORATED+<<                                                                              188,403
     52,003  JDS UNIPHASE CORPORATION+<<                                                                                 86,845
      7,075  KLA-TENCOR CORPORATION+<<                                                                                  325,521
      4,145  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                   294,378
     11,053  LINEAR TECHNOLOGY CORPORATION                                                                              423,441
     13,856  LSI LOGIC CORPORATION+                                                                                      77,455

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
    159,499  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                 $      438,622
     11,760  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                     480,631
      2,861  MAYTAG CORPORATION<<                                                                                        39,968
     22,095  MICRON TECHNOLOGY INCORPORATED+<<                                                                          228,462
      6,036  MOLEX INCORPORATED                                                                                         159,109
     88,257  MOTOROLA INCORPORATED                                                                                    1,321,207
     12,789  NATIONAL SEMICONDUCTOR CORPORATION                                                                         263,581
     13,179  NETWORK APPLIANCE INCORPORATED+<<                                                                          364,531
      5,031  NOVELLUS SYSTEMS INCORPORATED+<<                                                                           134,479
      5,983  NVIDIA CORPORATION+                                                                                        142,156
      6,471  PMC-SIERRA INCORPORATED+                                                                                    56,945
      3,306  QLOGIC CORPORATION+                                                                                        133,893
     59,242  QUALCOMM INCORPORATED                                                                                    2,171,219
      6,421  ROCKWELL COLLINS INCORPORATED                                                                              305,575
     18,841  SANMINA-SCI CORPORATION+                                                                                    98,350
      5,473  SCIENTIFIC-ATLANTA INCORPORATED                                                                            154,448
     16,630  TELLABS INCORPORATED+                                                                                      121,399
     61,961  TEXAS INSTRUMENTS INCORPORATED                                                                           1,579,386
      2,406  WHIRLPOOL CORPORATION                                                                                      162,958
     12,545  XILINX INCORPORATED<<                                                                                      366,690

                                                                                                                     36,553,129
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.34%
      3,079  FLUOR CORPORATION                                                                                          170,669
      4,937  MOODY'S CORPORATION                                                                                        399,206
     12,801  PAYCHEX INCORPORATED                                                                                       420,129
      3,285  QUEST DIAGNOSTICS INCORPORATED                                                                             345,352

                                                                                                                      1,335,356
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.39%
      3,957  BALL CORPORATION                                                                                           164,136
      5,215  FORTUNE BRANDS INCORPORATED                                                                                420,486
      9,889  ILLINOIS TOOL WORKS INCORPORATED                                                                           885,362
      2,085  SNAP-ON INCORPORATED                                                                                        66,282

                                                                                                                      1,536,266
                                                                                                                 --------------

FINANCIAL SERVICES - 0.03%
      8,505  JANUS CAPITAL GROUP INCORPORATED                                                                           118,645
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 3.43%
     27,968  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    1,325,404
     22,431  ARCHER-DANIELS-MIDLAND COMPANY                                                                             551,354
     11,721  CAMPBELL SOUP COMPANY                                                                                      340,143
     81,550  COCA-COLA COMPANY<<                                                                                      3,398,189
     12,696  COCA-COLA ENTERPRISES INCORPORATED                                                                         260,522
     18,556  CONAGRA FOODS INCORPORATED<<                                                                               501,383
     13,141  GENERAL MILLS INCORPORATED                                                                                 645,880
      4,030  HERCULES INCORPORATED+<<                                                                                    58,354
      7,875  HERSHEY FOODS CORPORATION                                                                                  476,123

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS (continued)
     12,601  HJ HEINZ COMPANY                                                                                    $      464,221
     12,633  KELLOGG COMPANY                                                                                            546,630
      4,887  MCCORMICK & COMPANY INCORPORATED                                                                           168,259
      2,893  MOLSON COORS BREWING COMPANY                                                                               223,253
      7,117  PEPSI BOTTLING GROUP INCORPORATED                                                                          198,208
     60,408  PEPSICO INCORPORATED                                                                                     3,203,436
     28,413  SARA LEE CORPORATION                                                                                       629,632
      7,040  WM. WRIGLEY JR. COMPANY<<                                                                                  461,613

                                                                                                                     13,452,604
                                                                                                                 --------------

FOOD STORES - 0.37%
     13,248  ALBERTSON'S INCORPORATED                                                                                   273,571
     26,355  KROGER COMPANY+<<                                                                                          422,471
     14,385  STARBUCKS CORPORATION+                                                                                     743,129

                                                                                                                      1,439,171
                                                                                                                 --------------

FORESTRY - 0.15%
      8,737  WEYERHAEUSER COMPANY                                                                                       598,484
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.25%
      6,869  LEGGETT & PLATT INCORPORATED                                                                               198,377
     16,126  MASCO CORPORATION                                                                                          559,088
      9,891  NEWELL RUBBERMAID INCORPORATED                                                                             217,009

                                                                                                                        974,474
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 2.65%
      4,062  BIG LOTS INCORPORATED+<<                                                                                    48,825
     10,851  DOLLAR GENERAL CORPORATION                                                                                 237,745
      6,036  FAMILY DOLLAR STORES INCORPORATED<<                                                                        183,253
      6,090  FEDERATED DEPARTMENT STORES INCORPORATED<<                                                                 387,568
     10,280  JC PENNEY COMPANY INCORPORATED                                                                             533,738
     10,510  MAY DEPARTMENT STORES COMPANY                                                                              389,080
      3,455  SEARS HOLDINGS CORPORATION+<<                                                                              460,102
     32,232  TARGET CORPORATION                                                                                       1,612,245
     17,345  TJX COMPANIES INCORPORATED                                                                                 427,207
    121,953  WAL-MART STORES INCORPORATED                                                                             6,111,065

                                                                                                                     10,390,828
                                                                                                                 --------------

HEALTH SERVICES - 0.60%
     16,450  CAREMARK RX INCORPORATED+                                                                                  654,381
     14,818  HCA INCORPORATED                                                                                           793,800
      8,783  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                       229,939
      4,861  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                234,300
      3,102  MANOR CARE INCORPORATED                                                                                    112,789
     16,858  TENET HEALTHCARE CORPORATION+<<                                                                            194,373
      3,941  WATSON PHARMACEUTICALS INCORPORATED+                                                                       121,107

                                                                                                                      2,340,689
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES - 0.54%
      3,443  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                   $      128,080
      7,191  ARCHSTONE-SMITH TRUST                                                                                      245,285
     14,515  EQUITY OFFICE PROPERTIES TRUST                                                                             437,337
     10,178  EQUITY RESIDENTIAL                                                                                         327,833
      6,616  PLUM CREEK TIMBER COMPANY                                                                                  236,191
      6,619  PROLOGIS<<                                                                                                 245,565
      7,961  SIMON PROPERTY GROUP INCORPORATED<<                                                                        482,277

                                                                                                                      2,102,568
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.31%
     10,892  BED BATH & BEYOND INCORPORATED+                                                                            397,994
     10,746  BEST BUY COMPANY INCORPORATED<<                                                                            580,391
      6,885  CIRCUIT CITY STORES INCORPORATED                                                                           110,504
      5,704  RADIO SHACK CORPORATION                                                                                    139,748

                                                                                                                      1,228,637
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.32%
     13,848  HILTON HOTELS CORPORATION<<                                                                                309,503
      7,232  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                483,532
      7,648  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                         459,109

                                                                                                                      1,252,144
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.76%
     27,804  3M COMPANY                                                                                               2,382,525
      6,485  AMERICAN STANDARD COMPANIES INCORPORATED<<                                                                 301,423
     29,415  APPLE COMPUTER INCORPORATED+<<                                                                           1,225,723
     60,036  APPLIED MATERIALS INCORPORATED+<<                                                                          975,585
     12,173  BAKER HUGHES INCORPORATED<<                                                                                541,577
      2,887  BLACK & DECKER CORPORATION<<                                                                               228,044
     12,344  CATERPILLAR INCORPORATED                                                                                 1,128,735
      1,540  CUMMINS INCORPORATED<<                                                                                     108,339
      8,886  DEERE & COMPANY                                                                                            596,517
     88,516  DELL INCORPORATED+                                                                                       3,400,785
      7,332  DOVER CORPORATION                                                                                          277,076
      5,503  EATON CORPORATION                                                                                          359,896
     86,590  EMC CORPORATION+                                                                                         1,066,789
     10,760  GATEWAY INCORPORATED+                                                                                       43,363
    104,230  HEWLETT-PACKARD COMPANY                                                                                  2,286,806
      6,238  INGERSOLL-RAND COMPANY CLASS A                                                                             496,857
     58,769  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              5,370,311
      4,558  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                      364,503
      6,040  NATIONAL-OILWELL INCORPORATED+                                                                             282,068
      4,463  PALL CORPORATION                                                                                           121,036
      4,325  PARKER HANNIFIN CORPORATION                                                                                263,479
      8,309  PITNEY BOWES INCORPORATED                                                                                  374,902
     34,955  SOLECTRON CORPORATION+                                                                                     121,294
      2,706  STANLEY WORKS<<                                                                                            122,501
      8,734  SYMBOL TECHNOLOGIES INCORPORATED                                                                           126,556

                                                                                                                     22,566,690
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
     11,391  AON CORPORATION<<                                                                                   $      260,170
      5,788  HUMANA INCORPORATED+                                                                                       184,869
      4,914  JEFFERSON-PILOT CORPORATION                                                                                241,032
     19,039  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    579,166
     10,711  UNUMPROVIDENT CORPORATION<<                                                                                182,301

                                                                                                                      1,447,538
                                                                                                                 --------------

INSURANCE CARRIERS - 5.17%
     10,230  ACE LIMITED                                                                                                422,192
     10,596  AETNA INCORPORATED                                                                                         794,170
     18,065  AFLAC INCORPORATED<<                                                                                       673,102
     24,449  ALLSTATE CORPORATION                                                                                     1,321,713
      3,911  AMBAC FINANCIAL GROUP INCORPORATED                                                                         292,347
     93,756  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                5,195,020
      6,895  CHUBB CORPORATION<<                                                                                        546,567
      4,735  CIGNA CORPORATION<<                                                                                        422,835
      5,719  CINCINNATI FINANCIAL CORPORATION                                                                           249,406
     10,644  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                           729,753
      6,275  LINCOLN NATIONAL CORPORATION                                                                               283,253
      5,746  LOEWS CORPORATION                                                                                          422,561
      5,065  MBIA INCORPORATED<<                                                                                        264,798
     26,382  METLIFE INCORPORATED                                                                                     1,031,536
      3,483  MGIC INVESTMENT CORPORATION<<                                                                              214,797
     10,782  PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                                   414,999
      7,206  PROGRESSIVE CORPORATION<<                                                                                  661,223
     18,862  PRUDENTIAL FINANCIAL INCORPORATED                                                                        1,082,679
      4,577  SAFECO CORPORATION                                                                                         222,946
     24,098  ST. PAUL COMPANIES INCORPORATED                                                                            885,119
      3,891  TORCHMARK CORPORATION                                                                                      203,110
     23,091  UNITEDHEALTH GROUP INCORPORATED                                                                          2,202,420
     10,978  WELLPOINT INCORPORATED+                                                                                  1,376,092
      5,004  XL CAPITAL LIMITED CLASS A<<                                                                               362,139

                                                                                                                     20,274,777
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.10%
      6,882  COACH INCORPORATED+                                                                                        389,728
                                                                                                                 --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
      9,353  GEORGIA-PACIFIC CORPORATION                                                                                331,938
      3,987  LOUISIANA-PACIFIC CORPORATION<<                                                                            100,233

                                                                                                                        432,171
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.00%
     15,558  AGILENT TECHNOLOGIES INCORPORATED+                                                                         345,388
      4,737  ALLERGAN INCORPORATED<<                                                                                    329,079
      7,067  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                               139,503
      1,931  BAUSCH & LOMB INCORPORATED<<                                                                               141,542
     22,307  BAXTER INTERNATIONAL INCORPORATED                                                                          757,992
      9,104  BECTON DICKINSON & COMPANY                                                                                 531,856

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      9,095  BIOMET INCORPORATED                                                                                 $      330,148
     27,358  BOSTON SCIENTIFIC CORPORATION+                                                                             801,316
      3,770  C.R. BARD INCORPORATED                                                                                     256,662
      9,905  DANAHER CORPORATION                                                                                        529,026
     10,319  EASTMAN KODAK COMPANY                                                                                      335,883
      4,221  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                            240,259
     11,612  GUIDANT CORPORATION                                                                                        858,127
     43,538  MEDTRONIC INCORPORATED                                                                                   2,218,261
      1,790  MILLIPORE CORPORATION+                                                                                      77,686
      4,663  PERKINELMER INCORPORATED                                                                                    96,198
     16,309  RAYTHEON COMPANY                                                                                           631,158
      6,298  ROCKWELL AUTOMATION INCORPORATED                                                                           356,719
     12,991  ST. JUDE MEDICAL INCORPORATED+                                                                             467,676
     13,487  STRYKER CORPORATION<<                                                                                      601,655
      3,217  TEKTRONIX INCORPORATED                                                                                      78,913
      6,989  TERADYNE INCORPORATED+<<                                                                                   102,039
      5,757  THERMO ELECTRON CORPORATION+                                                                               145,595
      4,349  WATERS CORPORATION+                                                                                        155,651
     34,462  XEROX CORPORATION+<<                                                                                       522,099
      8,880  ZIMMER HOLDINGS INCORPORATED+<<                                                                            690,953

                                                                                                                     11,741,384
                                                                                                                 --------------

METAL MINING - 0.33%
      6,443  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                        255,207
     15,979  NEWMONT MINING CORPORATION                                                                                 675,113
      3,479  PHELPS DODGE CORPORATION<<                                                                                 353,919

                                                                                                                      1,284,239
                                                                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
      3,704  VULCAN MATERIALS COMPANY<<                                                                                 210,498
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.62%
      6,008  HASBRO INCORPORATED                                                                                        122,864
    107,042  JOHNSON & JOHNSON<<                                                                                      7,188,941
     14,999  MATTEL INCORPORATED                                                                                        320,229
      5,237  TIFFANY & COMPANY                                                                                          180,781
     72,468  TYCO INTERNATIONAL LIMITED                                                                               2,449,418

                                                                                                                     10,262,233
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.14%
     17,003  COSTCO WHOLESALE CORPORATION<<                                                                             751,192
     14,401  CVS CORPORATION<<                                                                                          757,781
      2,542  DILLARDS INCORPORATED CLASS A                                                                               68,380
      2,738  EXPRESS SCRIPTS INCORPORATED+<<                                                                            238,726
     11,258  OFFICE DEPOT INCORPORATED+                                                                                 249,702
     17,827  STAPLES INCORPORATED                                                                                       560,303
      7,741  TOYS R US INCORPORATED+                                                                                    199,408
     36,766  WALGREEN COMPANY<<                                                                                       1,633,146

                                                                                                                      4,458,638
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MOTION PICTURES - 1.73%
    103,188  NEWS CORPORATION CLASS A<<                                                                          $    1,745,941
    165,436  TIME WARNER INCORPORATED+<<                                                                              2,903,402
     73,698  WALT DISNEY COMPANY                                                                                      2,117,343

                                                                                                                      6,766,686
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.75%
     40,288  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                             2,930,549
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.38%
     42,228  AMERICAN EXPRESS COMPANY                                                                                 2,169,252
      8,897  CAPITAL ONE FINANCIAL CORPORATION                                                                          665,229
      7,589  CIT GROUP INCORPORATED                                                                                     288,382
     20,894  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                        678,219
     34,841  FANNIE MAE<<                                                                                             1,897,092
     24,765  FREDDIE MAC                                                                                              1,565,148
     45,992  MBNA CORPORATION                                                                                         1,129,104
     10,551  PROVIDIAN FINANCIAL CORPORATION+<<                                                                         181,055
     15,472  SLM CORPORATION<<                                                                                          771,125

                                                                                                                      9,344,606
                                                                                                                 --------------

OIL & GAS EXTRACTION - 2.47%
      8,525  ANADARKO PETROLEUM CORPORATION                                                                             648,752
     11,751  APACHE CORPORATION                                                                                         719,514
      5,847  BJ SERVICES COMPANY<<                                                                                      303,342
     13,927  BURLINGTON RESOURCES INCORPORATED                                                                          697,325
     17,257  DEVON ENERGY CORPORATION                                                                                   824,022
      8,602  EOG RESOURCES INCORPORATED                                                                                 419,261
     18,158  HALLIBURTON COMPANY                                                                                        785,333
      5,875  KERR-MCGEE CORPORATION                                                                                     460,189
      5,097  NABORS INDUSTRIES LIMITED+                                                                                 301,437
      4,880  NOBLE CORPORATION<<                                                                                        274,305
     14,298  OCCIDENTAL PETROLEUM CORPORATION                                                                         1,017,589
      3,860  ROWAN COMPANIES INCORPORATED+                                                                              115,530
     21,223  SCHLUMBERGER LIMITED<<                                                                                   1,495,797
     11,560  TRANSOCEAN INCORPORATED+                                                                                   594,878
      9,739  UNOCAL CORPORATION                                                                                         600,799
     12,504  XTO ENERGY INCORPORATED                                                                                    410,631

                                                                                                                      9,668,704
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.65%
      3,853  BEMIS COMPANY INCORPORATED                                                                                 119,905
     17,650  INTERNATIONAL PAPER COMPANY                                                                                649,344
     17,324  KIMBERLY-CLARK CORPORATION                                                                               1,138,707
      7,294  MEADWESTVACO CORPORATION                                                                                   232,095
      3,364  OFFICEMAX INCORPORATED                                                                                     112,694
      5,342  PACTIV CORPORATION+                                                                                        124,736
      2,059  TEMPLE-INLAND INCORPORATED                                                                                 149,380

                                                                                                                      2,526,861
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PERSONAL SERVICES - 0.13%
      5,377  CINTAS CORPORATION                                                                                  $      222,124
      5,948  H & R BLOCK INCORPORATED<<                                                                                 300,850

                                                                                                                        522,974
                                                                                                                 --------------


PETROLEUM REFINING & RELATED INDUSTRIES - 5.82%
      3,068  AMERADA HESS CORPORATION<<                                                                                 295,172
      2,387  ASHLAND INCORPORATED<<                                                                                     161,051
     75,753  CHEVRONTEXACO CORPORATION                                                                                4,417,157
     25,046  CONOCOPHILLIPS                                                                                           2,700,961
    229,852  EXXONMOBIL CORPORATION                                                                                  13,699,179
     12,491  MARATHON OIL CORPORATION                                                                                   586,078
      2,496  SUNOCO INCORPORATED<<                                                                                      258,386
      9,238  VALERO ENERGY CORPORATION                                                                                  676,868

                                                                                                                     22,794,852
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.43%
     31,371  ALCOA INCORPORATED                                                                                         953,365
      3,222  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                         77,682
      4,398  ENGELHARD CORPORATION                                                                                      132,072
      5,751  NUCOR CORPORATION                                                                                          331,027
      4,109  UNITED STATES STEEL CORPORATION<<                                                                          208,943

                                                                                                                      1,703,089
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.19%
      2,541  DOW JONES & COMPANY INCORPORATED<<                                                                          94,957
      9,041  GANNETT COMPANY INCORPORATED                                                                               714,962
      2,717  KNIGHT-RIDDER INCORPORATED<<                                                                               182,718
      6,855  MCGRAW-HILL COMPANIES INCORPORATED                                                                         598,099
      1,637  MEREDITH CORPORATION                                                                                        76,530
      5,247  NEW YORK TIMES COMPANY CLASS A<<                                                                           191,935
      7,753  RR DONNELLEY & SONS COMPANY                                                                                245,150
     10,736  TRIBUNE COMPANY<<                                                                                          428,045
     61,375  VIACOM INCORPORATED CLASS B                                                                              2,137,691

                                                                                                                      4,670,087
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.57%
     13,619  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                   734,473
      7,761  CSX CORPORATION                                                                                            323,246
     14,408  NORFOLK SOUTHERN CORPORATION                                                                               533,816
      9,395  UNION PACIFIC CORPORATION                                                                                  654,831

                                                                                                                      2,246,366
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
      2,525  COOPER TIRE & RUBBER COMPANY<<                                                                              46,359
      6,327  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                           84,465
      2,016  REEBOK INTERNATIONAL LIMITED<<                                                                              89,309
      3,008  SEALED AIR CORPORATION+                                                                                    156,236

                                                                                                                        376,369
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.23%
      4,078  BEAR STEARNS COMPANIES INCORPORATED<<                                                               $      407,392
     41,323  CHARLES SCHWAB CORPORATION                                                                                 434,305
     13,341  E*TRADE FINANCIAL CORPORATION+                                                                             160,092
      3,424  FEDERATED INVESTORS INCORPORATED CLASS B                                                                    96,933
      7,120  FRANKLIN RESOURCES INCORPORATED                                                                            488,788
     16,118  GOLDMAN SACHS GROUP INCORPORATED                                                                         1,772,819
      9,936  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                      935,574
     33,506  MERRILL LYNCH & COMPANY INCORPORATED                                                                     1,896,440
     40,054  MORGAN STANLEY                                                                                           2,293,091
      4,455  T ROWE PRICE GROUP INCORPORATED                                                                            264,538

                                                                                                                      8,749,972
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.14%
     50,745  CORNING INCORPORATED+                                                                                      564,792
                                                                                                                 --------------

TOBACCO PRODUCTS - 1.41%
     74,463  ALTRIA GROUP INCORPORATED                                                                                4,869,135
      4,191  REYNOLDS AMERICAN INCORPORATED<<                                                                           337,753
      5,950  UST INCORPORATED                                                                                           307,615

                                                                                                                      5,514,503
                                                                                                                 --------------

TRANSPORTATION BY AIR - 0.36%
      5,033  DELTA AIR LINES INCORPORATED+<<                                                                             20,383
     10,846  FEDEX CORPORATION<<                                                                                      1,018,982
     26,520  SOUTHWEST AIRLINES COMPANY                                                                                 377,645

                                                                                                                      1,417,010
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.91%
     29,964  BOEING COMPANY                                                                                           1,751,695
      3,487  BRUNSWICK CORPORATION<<                                                                                    163,366
      5,405  DANA CORPORATION                                                                                            69,130
     20,201  DELPHI CORPORATION                                                                                          90,500
     65,906  FORD MOTOR COMPANY<<                                                                                       746,715
      7,204  GENERAL DYNAMICS CORPORATION                                                                               771,188
     20,331  GENERAL MOTORS CORPORATION<<                                                                               597,528
      6,289  GENUINE PARTS COMPANY<<                                                                                    273,509
      4,322  GOODRICH CORPORATION                                                                                       165,489
     10,510  HARLEY-DAVIDSON INCORPORATED<<                                                                             607,058
     30,625  HONEYWELL INTERNATIONAL INCORPORATED                                                                     1,139,556
      3,321  ITT INDUSTRIES INCORPORATED                                                                                299,687
      6,881  JOHNSON CONTROLS INCORPORATED                                                                              383,685
     14,450  LOCKHEED MARTIN CORPORATION                                                                                882,317
      2,367  NAVISTAR INTERNATIONAL CORPORATION+                                                                         86,159
     12,968  NORTHROP GRUMMAN CORPORATION                                                                               700,013
      6,252  PACCAR INCORPORATED                                                                                        452,582
      4,865  TEXTRON INCORPORATED                                                                                       363,026
     18,436  UNITED TECHNOLOGIES CORPORATION                                                                          1,874,204

                                                                                                                     11,417,407
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION SERVICES - 0.03%
      4,734  SABRE HOLDINGS CORPORATION                                                                          $      103,580
                                                                                                                 --------------

WATER TRANSPORTATION - 0.25%
     18,964  CARNIVAL CORPORATION                                                                                       982,525
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.06%
      3,999  AMERISOURCE-BERGEN CORPORATION<<                                                                           229,103
      3,244  BROWN-FORMAN CORPORATION CLASS B                                                                           177,609
     15,608  CARDINAL HEALTH INCORPORATED                                                                               870,926
     10,626  MCKESSON CORPORATION<<                                                                                     401,132
      9,911  MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                     491,288
      8,269  NIKE INCORPORATED CLASS B                                                                                  688,890
     16,108  SAFEWAY INCORPORATED+<<                                                                                    298,481
      4,863  SUPERVALU INCORPORATED                                                                                     162,181
     22,926  SYSCO CORPORATION                                                                                          820,751

                                                                                                                      4,140,361
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
      4,662  VISTEON CORPORATION                                                                                         26,620
      3,002  W.W. GRAINGER INCORPORATED                                                                                 186,935

                                                                                                                        213,555
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $218,761,349)                                                                             389,467,223
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 15.14%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.68%
  2,673,255  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          2,673,255
                                                                                                                 --------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 14.46%
$ 1,000,000  BLUE RIDGE ASSET FUNDING CORPORATION                                       2.65%        04/05/2005         999,690
  3,675,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.82         04/25/2005       3,668,201
  2,000,000  CIESCO LLC                                                                 2.84         04/01/2005       2,000,000
  1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                                          2.75         04/07/2005       1,000,000
  2,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                           2.81         04/22/2005       1,996,760
 42,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $42,003,360)                                               2.88         04/01/2005      42,000,000
  2,000,000  LIQUID FUNDING LIMITED                                                     2.82         12/19/2005       2,000,000
  3,000,000  UBS FINANCE (DELAWARE) LLC                                                 2.79         04/01/2005       3,000,000

                                                                                                                     56,664,651
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $59,337,906)                                                         59,337,906
                                                                                                                 --------------

SHARES

RIGHTS - 0.00%
     12,100  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                    0

TOTAL RIGHTS (COST $0)                                                                                                        0
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE    MATURITY DATE    VALUE
SHORT-TERM INVESTMENTS - 0.59%

MUTUAL FUND  - 0.55%
  2,152,076  WELLS FARGO MONEY MARKET TRUST~++                                                                   $    2,152,076
                                                                                                                 --------------
US TREASURY BILLS - 0.04%
    165,000  US TREASURY BILL^#                                                         2.27%        05/12/2005         164,511
      5,000  US TREASURY BILL^#                                                         2.70         08/11/2005           4,947

                                                                                                                        169,458
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,321,600)                                                                        2,321,534
                                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $280,420,855)*                        115.12%                                                              $  451,126,663
OTHER ASSETS AND LIABILITIES, NET           (15.12)                                                                 (59,257,874)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  391,868,789
                                            ======                                                               ==============


+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,042,564.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $9,217,065. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.91% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE

COMMON STOCKS - 98.81%
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.35%
     38,830  HOME DEPOT INCORPORATED                                                                             $    1,484,859
     36,100  LOWE'S COMPANIES INCORPORATED                                                                            2,060,949

                                                                                                                      3,545,808
                                                                                                                 --------------

BUSINESS SERVICES - 10.05%
     48,430  ADOBE SYSTEMS INCORPORATED                                                                               3,253,043
     43,960  AUTODESK INCORPORATED+                                                                                   1,308,249
     59,320  EBAY INCORPORATED+                                                                                       2,210,263
     27,170  ELECTRONIC ARTS INCORPORATED+                                                                            1,406,863
    174,928  MICROSOFT CORPORATION                                                                                    4,228,010
     82,290  YAHOO! INCORPORATED+                                                                                     2,789,631

                                                                                                                     15,196,059
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 9.93%
     47,400  AMGEN INCORPORATED+                                                                                      2,759,154
     46,470  GENENTECH INCORPORATED+                                                                                  2,630,667
     40,940  GENZYME CORPORATION+                                                                                     2,343,405
     80,880  GILEAD SCIENCES INCORPORATED+                                                                            2,895,504
     56,680  PROCTER & GAMBLE COMPANY                                                                                 3,004,040
     44,290  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                               1,372,990

                                                                                                                     15,005,760
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 0.00%
          1  CITIGROUP INCORPORATED                                                                                          45
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.54%
    138,093  CISCO SYSTEMS INCORPORATED+                                                                              2,470,484
     97,620  GENERAL ELECTRIC COMPANY                                                                                 3,520,177
    128,720  INTEL CORPORATION                                                                                        2,990,166
     49,810  LINEAR TECHNOLOGY CORPORATION                                                                            1,908,221
     40,890  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   1,671,174
     58,380  NETWORK APPLIANCE INCORPORATED+                                                                          1,614,791
     89,280  QUALCOMM INCORPORATED                                                                                    3,272,112

                                                                                                                     17,447,125
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.41%
     28,760  MOODY'S CORPORATION                                                                                      2,325,534
     40,070  PAYCHEX INCORPORATED                                                                                     1,315,097

                                                                                                                      3,640,631
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.92%
     32,340  ILLINOIS TOOL WORKS INCORPORATED                                                                         2,895,400
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 2.72%
     44,930  PEPSICO INCORPORATED                                                                                     2,382,638
     26,410  WM. WRIGLEY JR. COMPANY                                                                                  1,731,703

                                                                                                                      4,114,341
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD STORES - 1.72%
     50,220  STARBUCKS CORPORATION+                                                                              $    2,594,365
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 4.95%
     77,060  TARGET CORPORATION                                                                                       3,854,541
     72,340  WAL-MART STORES INCORPORATED                                                                             3,624,958

                                                                                                                      7,479,499
                                                                                                                 --------------

HEALTH SERVICES - 2.09%
     79,410  CAREMARK RX INCORPORATED+                                                                                3,158,930
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.99%
     16,770  ALCON INCORPORATED                                                                                       1,497,393
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.35%
     37,830  BEST BUY COMPANY INCORPORATED                                                                            2,043,198
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.67%
     35,420  3M COMPANY                                                                                               3,035,140
    159,350  APPLE COMPUTER INCORPORATED+                                                                             6,640,115
     16,640  BAKER HUGHES INCORPORATED                                                                                  740,314
    111,344  DELL INCORPORATED+                                                                                       4,277,836
    164,570  EMC CORPORATION+                                                                                         2,027,502
     26,650  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                       913,562

                                                                                                                     17,634,469
                                                                                                                 --------------

INSURANCE CARRIERS - 5.70%
     30,790  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                1,706,074
     37,310  UNITEDHEALTH GROUP INCORPORATED                                                                          3,558,628
     26,780  WELLPOINT INCORPORATED+                                                                                  3,356,873

                                                                                                                      8,621,575
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 9.72%
     62,370  DANAHER CORPORATION                                                                                      3,331,182
     27,790  GUIDANT CORPORATION                                                                                      2,053,681
     44,460  MEDTRONIC INCORPORATED                                                                                   2,265,237
     70,570  ST. JUDE MEDICAL INCORPORATED+                                                                           2,540,520
     35,020  STRYKER CORPORATION                                                                                      1,562,242
     37,800  ZIMMER HOLDINGS INCORPORATED+                                                                            2,941,218

                                                                                                                     14,694,080
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.79%
     85,270  JOHNSON & JOHNSON                                                                                        5,726,733
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 2.56%
     87,240  WALGREEN COMPANY                                                                                         3,875,201
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.95%
     57,310  AMERICAN EXPRESS COMPANY                                                                                 2,944,015
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
OIL & GAS EXTRACTION - 2.48%
     49,476  APACHE CORPORATION                                                                                  $    3,029,416
     13,840  BJ SERVICES COMPANY                                                                                        718,019

                                                                                                                      3,747,435
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.80%
     67,460  SUNCOR ENERGY INCORPORATED                                                                               2,712,567
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.43%
     37,630  NUCOR CORPORATION                                                                                        2,165,983
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.72%
     28,490  GOLDMAN SACHS GROUP INCORPORATED                                                                         3,133,615
     42,010  T ROWE PRICE GROUP INCORPORATED                                                                          2,494,554

                                                                                                                      5,628,169
                                                                                                                 --------------

TRANSPORTATION BY AIR - 1.97%
     31,700  FEDEX CORPORATION                                                                                        2,978,215
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $128,470,616)                                                                             149,346,996
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 1.21%

MUTUAL FUND - 1.21%
  1,829,444  WELLS FARGO MONEY MARKET TRUST~++                                                                        1,829,444
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,829,444)                                                                        1,829,444
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $130,300,060)*                        100.02%                                                              $  151,176,440
OTHER ASSETS AND LIABILITIES, NET            (0.02)                                                                     (23,533)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  151,152,907
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,829,444.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.94%
        N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                            $   27,355,593
        N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                              41,146,155
        N/A  WELLS FARGO INTERNATIONAL GROWTH PORTFOLIO                                                              41,037,007
        N/A  WELLS FARGO INTERNATIONAL INDEX PORTFOLIO                                                               40,957,973
        N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                             157,959,656
        N/A  WELLS FARGO OVERSEAS PORTFOLIO                                                                          40,851,932
        N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                   63,343,233
        N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                              61,258,602
        N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                               63,843,624

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $366,920,959)                                               537,753,775
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $366,920,959)                          99.94%                                                              $  537,753,775
OTHER ASSETS AND LIABILITIES, NET             0.06                                                                      320,320
                                            ======                                                               ==============
TOTAL NET ASSETS                            100.00%                                                              $  538,074,095
                                            ======                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
        N/A  WELLS FARGO INDEX PORTFOLIO                                                                         $1,111,124,776

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $753,115,126)                                             1,111,124,776
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $753,115,126)                         100.01%                                                              $1,111,124,776
OTHER ASSETS AND LIABILITIES, NET            (0.01)                                                                     (70,271)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $1,111,054,505
                                            ======                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.12%

AUSTRALIA - 1.64%
    230,000  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    $    1,545,376
    264,000  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   1,243,715
    499,700  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               949,361
    222,900  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                445,858
     25,531  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               303,455
    393,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                             1,548,428
    101,000  WESTFIELD GROUP (PROPERTIES)                                                                             1,262,861
     77,561  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        1,455,583

                                                                                                                      8,754,637
                                                                                                                 --------------

AUSTRIA - 0.25%
      6,500  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                   339,985
      3,100  OMV AG (OIL & GAS EXTRACTION)                                                                              984,937

                                                                                                                      1,324,922
                                                                                                                 --------------

BELGIUM - 2.18%
    193,287  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         5,514,754
    130,700  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         3,723,975
     68,208  INBEV (FOOD & KINDRED PRODUCTS)                                                                          2,388,160

                                                                                                                     11,626,889
                                                                                                                 --------------

BRAZIL - 0.25%
        300  BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                              8,700
        100  BANCO ITAU HOLDING FINANCEIRA SA ADR (DEPOSITORY INSTITUTIONS)                                               8,115
    218,190  TELESP CELULAR PARTICIPACOES SA ADR (COMMUNICATIONS)+                                                    1,304,776

                                                                                                                      1,321,591
                                                                                                                 --------------

CANADA - 0.92%
     47,200  CORUS ENTERTAINMENT INCORPORATED CLASS B (COMMUNICATIONS)                                                1,141,275
     37,200  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                                2,627,094
    308,300  NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)+                                                                                841,659
      3,600  RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                       275,112

                                                                                                                      4,885,140
                                                                                                                 --------------

CHINA - 0.07%
    186,000  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)        364,872
                                                                                                                 --------------

CZECH REPUBLIC - 0.38%
    109,281  CESKY TELECOM AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       2,044,447
                                                                                                                 --------------

DENMARK - 1.07%
     74,900  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                2,173,120
     63,100  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)<<                                                 3,513,302

                                                                                                                      5,686,422
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FINLAND - 0.67%
     22,400  ELCOTEQ NETWORK (COMMUNICATIONS)<<                                                                  $      445,718
     38,100  KESKO OYJ (FOOD STORES)<<                                                                                  978,886
     55,900  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)<<                                                               752,164
     41,400  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                             601,065
     22,751  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                 777,704

                                                                                                                      3,555,537
                                                                                                                 --------------

FRANCE - 9.08%
      1,990  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                  366,049
     94,400  ALCATEL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+<<          1,145,385
     74,200  AXA (INSURANCE CARRIERS)                                                                                 1,976,602
     48,500  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 3,435,859
     44,600  BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              1,767,974
     38,378  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  1,338,253
     35,901  CARREFOUR SA (FOOD STORES)                                                                               1,905,276
     10,000  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                       708,425
     41,900  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       2,552,792
      9,500  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 624,360
     73,100  FRANCE TELECOM SA (COMMUNICATIONS)+                                                                      2,188,935
    103,600  JC DECAUX SA (BUSINESS SERVICES)+                                                                        2,828,275
     16,800  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      1,626,797
      8,500  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    635,767
     19,702  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                   551,655
     67,890  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                               1,666,822
     16,900  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              1,073,899
     24,100  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    2,152,483
     42,401  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                       3,575,418
     18,400  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               1,911,722
     60,800  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                            2,026,325
     25,300  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       5,919,720
     29,700  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                      1,322,088
     14,723  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 2,122,289
     96,500  VIVENDI UNIVERSAL SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          2,955,932

                                                                                                                     48,379,102
                                                                                                                 --------------

GERMANY - 6.25%
     13,200  ALLIANZ AG (INSURANCE CARRIERS)                                                                          1,676,030
     37,400  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    2,651,447
     22,800  BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                                   1,035,920
     87,423  BAYERISCHE VEREINSBANK AG (DEPOSITORY INSTITUTIONS)+                                                     2,138,460
     21,100  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                               1,725,078
     78,700  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                                                1,707,787
    121,000  DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                                                    2,415,514
     47,300  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              4,058,420
     10,800  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           1,243,198
     16,500  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              1,335,734
     36,700  IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                                                    986,209
     30,100  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          1,346,136

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
GERMANY (CONTINUED)
      7,600  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)<<                                                          $      541,851
     51,000  METRO AG (FOOD STORES)                                                                                   2,737,656
    110,900  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                 2,078,755
     10,800  SAP AG (BUSINESS SERVICES)                                                                               1,740,337
    108,300  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)<<                                                             2,230,775
     61,600  TUI AG (TRANSPORTATION BY AIR)<<                                                                         1,626,579

                                                                                                                     33,275,886
                                                                                                                 --------------

GREECE - 0.59%
     13,574  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    458,549
     93,000  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                        1,641,964
     53,400  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                               534,395
     17,700  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                            510,283

                                                                                                                      3,145,191
                                                                                                                 --------------

HONG KONG - 3.44%
    263,300  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               2,337,796
  1,526,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        4,990,833
  3,822,000  CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       1,543,609
    280,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                               820,314
  1,974,800  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                  1,063,429
    136,000  COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                         295,559
  2,745,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)+                                                          818,279
     26,000  HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                       45,503
    386,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                 559,245
     20,100  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                    89,426
    272,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                               535,320
    250,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                             1,206,177
    709,900  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                               782,765
    274,000  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           2,485,496
    146,000  TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                                             735,667

                                                                                                                     18,309,418
                                                                                                                 --------------

HUNGARY - 0.18%
     14,346  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                                     987,005
                                                                                                                 --------------

INDIA - 0.13%
     40,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                                                  685,600
                                                                                                                 --------------

IRELAND - 0.28%
     82,800  IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        1,470,464
                                                                                                                 --------------

ISRAEL - 0.23%
     39,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (CHEMICALS & ALLIED PRODUCTS)                                 1,209,000
                                                                                                                 --------------

ITALY - 4.22%
     77,349  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                          2,496,649
    358,435  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                               1,821,378
    468,300  COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 1,381,049
     76,400  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               730,892

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ITALY (CONTINUED)
    234,630  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   $    6,092,113
     97,100  ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,330,447
    174,000  MEDIASET SPA (COMMUNICATIONS)                                                                            2,503,662
     16,700  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                   289,868
     44,900  RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                                                   1,056,395
    188,310  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                        2,387,348
     93,600  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                   521,126
    321,500  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        1,887,916

                                                                                                                     22,498,843
                                                                                                                 --------------

JAPAN - 20.71%
      9,000  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  608,505
    161,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              2,719,118
     95,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)<<                                               1,158,818
     34,300  ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)<<                                                                               493,564
     34,000  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)<<                                                                               541,248
    127,300  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                        1,648,976
     66,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,213,149
     16,300  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       874,056
    145,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                           469,225
    111,400  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     4,010,109
     75,800  DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         1,774,298
        816  EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                 692,493
        216  EAST JAPAN RAILWAY COMPANY (TRANSPORTATION BY AIR)                                                       1,160,272
    345,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,528,257
        339  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)<<                                                    799,841
     31,700  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           608,990
     73,000  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                               1,484,100
     79,000  HOKUETSU PAPER MILLS LIMITED (PAPER & ALLIED PRODUCTS)                                                     464,879
     88,500  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   4,432,015
         78  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                              865,616
    320,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              1,721,906
      1,081  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                                861,937
    202,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         2,230,421
     44,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             890,236
     15,700  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)    3,636,930
     45,000  KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        637,462
    112,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                  925,413
    564,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 1,809,344
    454,000  MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                            1,447,990
     93,400  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               1,209,854
    230,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 2,121,328
        576  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                            2,723,417

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE

JAPAN (CONTINUED)
     46,600  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          $    2,498,834
     40,800  NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     530,023
     59,500  NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              617,029
    305,500  NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                         1,527,073
    246,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            1,745,836
    655,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      1,655,367
        600  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                2,624,266
        376  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                          1,735,708
    326,800  NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                3,349,372
     61,200  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 856,104
    144,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                     741,285
      2,129  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 3,573,813
     97,400  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      2,125,487
     24,400  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  3,110,585
     49,455  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             3,380,632
     93,000  RENGO COMPANY LIMITED (PAPER & ALLIED PRODUCTS)<<                                                          459,666
     30,400  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 796,643
      7,700  SANYO SHINPAN FINANCE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                 522,764
     66,600  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                       4,049,538
    152,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                        1,491,224
     53,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          1,383,941
    215,400  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             2,089,117
     12,700  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,436,641
    101,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            630,132
    366,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                 658,752
    347,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       2,261,988
     94,900  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      1,697,456
     38,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                         807,983
     37,400  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                2,518,213
    117,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             1,165,308
     88,000  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,776,742
    289,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                       1,032,239
    227,000  TOKAI TOKYO SECURITIES COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                749,398
     35,000  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                    682,179
    225,000  TOKYO CORPORATION (TRANSPORTATION SERVICES)                                                              1,172,946
    209,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,009,624
    110,300  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      4,104,234

                                                                                                                    110,331,909
                                                                                                                 --------------

KOREA (SOUTH) - 0.89%
     42,240  HANA BANK (DEPOSITORY INSTITUTIONS)                                                                      1,164,668
     54,130  KOOKMIN BANK (FINANCIAL SERVICES)                                                                        2,417,327
     41,200  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                             1,103,535
      7,080  WOORI FINANCE HOLDINGS COMPANY LIMITED (FINANCIAL SERVICES)                                                 69,719

                                                                                                                      4,755,249
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
LUXEMBOURG - 0.18%
     12,100  RTI GROUP (COMMUNICATIONS)                                                                          $      914,444
      9,100  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         70,225

                                                                                                                        984,669
                                                                                                                 --------------

MEXICO - 0.84%
     48,400  GRUPO TELEVISA SA ADR (COMMUNICATIONS)+                                                                  2,845,920
    469,700  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                  1,648,181

                                                                                                                      4,494,101
                                                                                                                 --------------

NETHERLANDS - 4.67%
     64,600  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                           1,602,795
    169,900  AEGON NV (INSURANCE CARRIERS)                                                                            2,292,702
    242,430  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       4,094,815
     23,300  ASML HOLDING NV- NY REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                   390,741
    205,287  ING GROEP NV (INSURANCE CARRIERS)                                                                        6,200,416
    203,600  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                      1,704,959
     41,800  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            668,102
     84,800  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                  5,069,774
     12,400  UNILEVER NV CVA (FOOD & KINDRED PRODUCTS)                                                                  843,887
    111,700  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             2,040,176

                                                                                                                     24,908,367
                                                                                                                 --------------

NORWAY - 0.54%
     13,400  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                   1,105,978
    199,600  TELENOR ASA (COMMUNICATIONS)                                                                             1,795,460

                                                                                                                      2,901,438
                                                                                                                 --------------

PORTUGAL - 0.28%
    387,353  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                                                 1,054,459
    148,500  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT) 413,874

                                                                                                                      1,468,333
                                                                                                                 --------------

RUSSIA - 0.98%
     40,202  AFK SISTEMA GDR (BUSINESS SERVICES)                                                                        652,478
      2,975  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                         100,258
     18,700  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        2,531,980
     27,600  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                    971,244
     61,533  SIBNEFT ADR (OIL & GAS EXTRACTION)+                                                                        959,915

                                                                                                                      5,215,875
                                                                                                                 --------------

SINGAPORE - 1.80%
     30,500  CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                     293,776
    236,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     2,130,183
     97,700  FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                           899,615
     26,900  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                             177,622
    433,101  MOBILONE LIMITED (COMMUNICATIONS)                                                                          524,732
    158,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                     1,138,998
    437,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              1,207,160

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SINGAPORE (CONTINUED)
  1,085,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                               $    1,695,775
    172,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   1,500,409

                                                                                                                      9,568,270
                                                                                                                 --------------

SPAIN - 4.03%
     55,900  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                               1,384,040
     30,750  ALTADIS SA (TOBACCO PRODUCTS)<<                                                                          1,257,616
    220,013  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             3,582,131
    218,200  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             2,655,974
    111,700  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                            2,512,211
     76,023  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,363,906
     42,200  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               1,262,012
    116,030  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 2,344,876
    104,000  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                     2,752,914
    135,800  TELEFONICA SA (COMMUNICATIONS)                                                                           2,365,933

                                                                                                                     21,481,613
                                                                                                                 --------------

SWEDEN - 2.54%
     31,200  AUTOLIV INCORPORATED (TRANSPORTATION EQUIPMENT)<<                                                        1,489,202
     37,000  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                              544,203
    282,300  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      2,854,580
     91,600  SECURITAS AB (BUSINESS SERVICES)                                                                         1,463,859
    405,000  SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)<<                                                            2,056,245
     43,100  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                 816,784
     60,500  TELEFONAKTIEBOLAGET LM ERICSSON ADR (COMMUNICATIONS)+                                                    1,706,100
    916,700  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+<<                                              2,579,916

                                                                                                                     13,510,889
                                                                                                                 --------------

SWITZERLAND - 8.12%
     14,800  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                  957,752
    151,890  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                2,622,406
     62,348  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                2,676,786
      3,100  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                                964,822
      3,756  JULIUS BAER HOLDING LIMITED AG CLASS B (DEPOSITORY INSTITUTIONS)                                         1,302,455
     18,255  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      4,994,731
     66,600  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                3,107,128
      3,600  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                          1,137,745
     57,664  ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           6,180,782
     16,895  SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                      1,108,864
      1,900  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                         818,110
        600  SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                     90,197
      2,500  SWISSCOM AG (COMMUNICATIONS)                                                                               916,559
    141,806  UBS AG (DEPOSITORY INSTITUTIONS)                                                                        11,974,755
      6,400  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                 1,078,216
     29,900  VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                                                             743,719
     14,600  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)+                                                       2,562,217

                                                                                                                     43,237,244
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TAIWAN - 0.50%
     79,600  CHUNGHWA TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                               $    1,686,724
    117,917  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                        999,936

                                                                                                                      2,686,660
                                                                                                                 --------------

THAILAND - 0.36%
    750,500  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                1,918,456
                                                                                                                 --------------

UNITED KINGDOM - 18.85%
     77,100  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                       1,286,529
     90,815  ALLIED DOMECQ PLC (EATING & DRINKING PLACES)                                                               915,581
    134,600  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                       1,335,393
     46,000  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            1,813,329
    303,400  AVIVA PLC (INSURANCE CARRIERS)                                                                           3,640,775
    590,100  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   6,032,919
     93,600  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                1,166,528
     96,100  BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     547,993
     56,300  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+              862,315
     91,000  BHP BILLITON PLC (COAL MINING)                                                                           1,222,688
     34,600  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                               407,678
    193,700  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              1,125,588
     91,500  BRITANNIC GROUP PLC (INSURANCE CARRIERS)                                                                   813,120
    350,985  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            3,850,307
    199,900  BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)                                                           1,339,164
    526,500  BT GROUP PLC (COMMUNICATIONS)                                                                            2,044,630
     16,018  CARNIVAL PLC (WATER TRANSPORTATION)                                                                        879,647
    387,000  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              1,766,171
    478,600  DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                            1,381,524
    108,600  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      1,703,384
    376,000  EMI GROUP PLC (COMMUNICATIONS)                                                                           1,678,666
     99,700  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                   646,711
     93,000  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         773,286
    218,000  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                       1,045,363
    182,600  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        4,185,681
    104,500  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        988,382
     57,700  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                         899,569
    197,000  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              3,115,992
    110,000  HSBC HOLDINGS PLC (HONG KONG REGISTERED) (NON-DEPOSITORY CREDIT INSTITUTIONS)                            1,748,841
  1,812,083  ITV PLC (COMMUNICATIONS)                                                                                 4,366,092
    135,900  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      1,535,767
    862,856  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       4,708,308
  1,005,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           2,150,844
    350,300  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           3,164,263
     81,000  MARCONI CORPORATION PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                825,046
    142,900  MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                                                         930,306
    348,700  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                             1,016,440
    347,500  NORTHUMBRIAN WATER GROUP PLC (FOOD & KINDRED PRODUCTS)                                                   1,157,413
    753,300  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      1,914,674

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
    103,900  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              $    1,266,426
     83,200  PENDRAGON PLC (TRANSPORTATION EQUIPMENT)                                                                   484,260
    594,500  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  1,331,297
  8,900,000  ROLLS ROYCE GROUP CLASS B (AEROSPACE, DEFENSE)                                                              17,239
    178,000  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                                820,757
    258,000  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       2,245,194
    236,300  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   1,826,382
     50,200  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                    868,019
    729,400  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                          6,547,326
     41,093  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                           386,336
     98,500  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         1,772,057
    113,000  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                1,134,975
    741,124  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                      4,432,709
    149,400  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 1,781,495
    387,961  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)+                                             1,436,973
     59,100  WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD & KINDRED PRODUCTS)                                           1,256,448
    160,300  WPP GROUP PLC (BUSINESS SERVICES)                                                                        1,825,137

                                                                                                                    100,419,937
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $449,300,631)                                                                             517,407,976
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 5.87%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.87%
 31,287,120  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                        31,287,120
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $31,287,120)                                                           31,287,120
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 1.85%

MUTUAL FUND - 1.85%
  9,846,814  WELLS FARGO MONEY MARKET TRUST~++                                                                        9,846,814
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,846,814)                                                                        9,846,814
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $490,434,565)*                        104.84%                                                              $  558,541,910
OTHER ASSETS AND LIABILITIES, NET            (4.84)                                                                 (25,792,149)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  532,749,761
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,846,814.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.75%
        N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                        $   43,800,589

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $39,324,991)                                                 43,800,589
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $39,324,991)                           99.75%                                                              $   43,800,589
OTHER ASSETS AND LIABILITIES, NET             0.25                                                                      109,202
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $   43,909,791
                                            ======                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.04%
        N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                               $    8,015,190

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $7,585,953)                                                   8,015,190
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $7,585,953)                           100.04%                                                              $    8,015,190
OTHER ASSETS AND LIABILITIES, NET            (0.04)                                                                      (3,165)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $    8,012,025
                                            ======                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.02%
        N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                          $2,533,725,993

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,444,656,080)                                           2,533,725,993
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,444,656,080)                       100.02%                                                              $2,533,725,993
OTHER ASSETS AND LIABILITIES, NET            (0.02)                                                                    (460,790)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $2,533,265,203
                                            ======                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 89.49%

BRAZIL - 23.55%
    828,000  ALL AMERICA LATINA LOGISTICA (RAILROAD TRANSPORTATION)                                              $    4,543,146
    176,000  BANCO DO BRASIL SA (DEPOSITORY INSTITUTIONS)                                                             1,944,569
    192,700  BRASKEM SA (CHEMICALS & ALLIED PRODUCTS)                                                                 7,804,350
    215,600  COMPANHIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR ADR (FOOD STORES)                               4,525,444
    178,100  COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC, GAS & SANITARY SERVICES)                             4,064,242
    213,212  COMPANHIA SIDERURGICA NACIONAL SA (PRIMARY METAL INDUSTRIES)                                             5,054,791
    342,100  NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                                                              9,302,045
    230,600  PETROLEO BRASILEIRO SA (OIL COMPANIES)                                                                  10,187,908
     23,300  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                                 896,351
    179,600  TELE NORTE LESTE PARTICIPACOES SA ADR (COMMUNICATIONS)                                                   2,778,412

                                                                                                                     51,101,258
                                                                                                                 --------------

HONG KONG - 2.68%
 26,214,000  CHINA OVERSEAS LAND AND INVESTMENT LIMITED (REAL ESTATE)                                                 5,814,541
                                                                                                                 --------------

KOREA (SOUTH) - 12.69%
     26,500  POSCO (PRIMARY METAL INDUSTRIES)                                                                         5,245,199
     27,650  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                              13,668,439
    322,290  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                             8,632,485

                                                                                                                     27,546,123
                                                                                                                 --------------

MEXICO - 8.02%
    725,500  GRUPO FINANCIERO BANORTE SA DE CV (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)          4,721,392
    912,972  GRUPO MEXICO SA SERIES B (METAL MINING)+                                                                 4,801,352
    321,300  ORGANIZACION SORIANA SA CLASS B (MISCELLANEOUS RETAIL)                                                   1,215,166
    115,700  TELEFONOS DE MEXICO SA DE CV ADR SERIES L (COMMUNICATIONS)                                               3,995,121
    761,032  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                  2,670,467

                                                                                                                     17,403,498
                                                                                                                 --------------

PHILIPPINES - 1.43%
 20,482,600  AYALA LAND INCORPORATED (FINANCIAL SERVICES)                                                             3,102,292
                                                                                                                 --------------

SOUTH AFRICA - 15.38%
    157,378  EDGARS CONSOLIDATED STORES LIMITED (GENERAL MERCHANDISE STORES)                                          6,928,149
  1,500,100  MTN GROUP LIMITED (COMMUNICATIONS)                                                                      10,566,452
    347,500  SAPPI LIMITED (PAPER & ALLIED PRODUCTS)                                                                  4,250,152
    946,300  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                    9,525,717
    804,100  TRUWORTHS INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                             2,098,235

                                                                                                                     33,368,705
                                                                                                                 --------------

TAIWAN - 17.24%
  2,479,000  ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                               6,845,458
  4,250,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                           8,066,718
  2,821,000  HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)     12,535,390
 16,457,000  UNITED MICROELECTRONICS CORPORATION (SEMICONDUCTORS)+                                                    9,950,671

                                                                                                                     37,398,237
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
THAILAND - 3.73%
  1,143,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)           $    2,921,779
    763,600  BANPU PUBLIC COMPANY LIMITED (METAL MINING)                                                              3,162,147
  8,653,900  TRUE CORPORATION PUBLIC COMPANY LIMITED (COMMUNICATIONS)+                                                2,001,989

                                                                                                                      8,085,915
                                                                                                                 --------------

TURKEY - 4.77%
  4,217,100  IS GAYRIMENKUL YATIRIM ORTAKLIGI AS (REAL ESTATE)+                                                       5,986,567
    758,300  TURKIYE IS BANKASI (DEPOSITORY INSTITUTIONS)                                                             4,373,190

                                                                                                                     10,359,757
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $185,562,939)                                                                             194,180,326
                                                                                                                 --------------

RIGHTS - 1.92%
    122,300  OTP BANK RIGHTS                                                                                          4,177,687

TOTAL RIGHTS (COST $4,614,043)                                                                                        4,177,687
                                                                                                                 --------------

PREFERRED STOCKS - 5.77%
    122,868  BANCO BRADESCO SA                                                                                        3,547,986
  3,518,900  CAEMI MINERACAO E METALURGICA SA                                                                         3,255,312
    212,700  COMPANHIA VALE DO RIO DOCE                                                                               5,719,798

TOTAL PREFERRED STOCKS (COST $10,392,988)                                                                            12,523,096
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 4.99%

MUTUAL FUND - 4.99%
 10,822,493  WELLS FARGO MONEY MARKET TRUST~++                                                                       10,822,493
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,822,493)                                                                      10,822,493
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $211,392,463)*                        102.17%                                                              $  221,703,602
OTHER ASSETS AND LIABILITIES, NET            (2.17)                                                                  (4,707,452)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  216,996,150
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,822,493.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 88.39%

ARGENTINA - 0.51%
     45,700  TELECOM ARGENTINA SA ADR (COMMUNICATIONS)+                                                          $      560,282
                                                                                                                 --------------

BRAZIL - 10.87%
    161,000  ALL AMERICA LATINA LOGISTICA (RAILROAD TRANSPORTATION)                                                     883,390
     58,000  BANCO DO BRASIL SA (DEPOSITORY INSTITUTIONS)                                                               640,824
     30,900  BRASKEM SA (CHEMICALS & ALLIED PRODUCTS)                                                                 1,251,450
     46,289  COMPANHIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR ADR (FOOD STORES)                                 971,606
     43,500  COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC, GAS & SANITARY SERVICES)                               992,670
     40,844  COMPANHIA SIDERURGICA NACIONAL SA (PRIMARY METAL INDUSTRIES)                                               968,324
    144,600  MARCOPOLO SA PREFERRED (TRANSPORTATION EQUIPMENT)                                                          303,281
     58,800  NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                                                              1,598,831
     31,500  PETROLEO BRASILEIRO SA (OIL COMPANIES)                                                                   1,391,670
     30,500  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                                                               1,173,335
    138,900  RANDOM SA IMPLEMENTOS E PARTICIPACOES PREFERRED (AUTOMOTIVE REPAIR, SERVICES & PARKING)                    366,238
     89,666  TELE NORTE LESTE PARTICIPACOES SA ADR (COMMUNICATIONS)                                                   1,387,133

                                                                                                                     11,928,752
                                                                                                                 --------------

CHILE - 0.77%
      5,372  EMBOTELLADORA ANDINA SA ADR (FOOD & KINDRED PRODUCTS)                                                       71,770
     92,500  ENERSIS SA ADR (ELECTRIC, GAS & SANITARY SERVICES)+                                                        777,000

                                                                                                                        848,770
                                                                                                                 --------------

CHINA - 1.04%
  1,510,400  CHINA TELECOM CORPORATION LIMITED (COMMUNICATIONS)                                                         527,709
    453,000  YANZHOU COAL MINING COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                             615,659

                                                                                                                      1,143,368
                                                                                                                 --------------

CZECH REPUBLIC - 1.12%
     21,738  CESKY TELECOM AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         406,678
     46,700  CEZ AS (ELECTRIC, GAS & SANITARY SERVICES)                                                                 822,481

                                                                                                                      1,229,159
                                                                                                                 --------------

HONG KONG - 8.33%
  1,462,000  CHINA EASTERN AIRLINES CORPORATION LIMITED CLASS H (TRANSPORTATION BY AIR)+                                258,680
  6,354,000  CHINA OVERSEAS LAND AND INVESTMENT LIMITED (REAL ESTATE)                                                 1,409,384
  3,746,000  CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       1,512,914
  1,060,000  CHINA UNICOM LIMITED (BUSINESS SERVICES)                                                                   822,237
    118,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                               345,704
  1,542,000  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    830,366
    538,000  COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                       1,169,198
  3,078,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                        1,914,020
  1,000,000  SHANGHAI FORTE LAND COMPANY LIMITED CLASS H (REAL ESTATE)                                                  298,098
    760,493  VICTORY CITY INTERNATIONAL HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
             FABRICS & SIMILAR MATERIALS)                                                                               268,141
    575,200  XINAO GAS HOLDINGS LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                      309,745

                                                                                                                      9,138,487
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INDIA - 4.42%
     48,600  ASSOCIATED CEMENT COMPANIES LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                        $      401,096
     22,250  BAJAJ AUTO LIMITED (AUTOMOTIVE REPAIR, SERVICES & PARKING)                                                 550,888
     17,570  BHARAT HEAVY ELECTRICAL LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                        308,717
    111,790  BHARTI TELEVENTURES LIMITED (COMMUNICATIONS)+                                                              529,451
     40,900  HDFC BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                509,670
     66,900  OIL AND NATURAL GAS CORPORATION LIMITED (OIL & GAS EXTRACTION)                                           1,352,169
     23,877  PUNJAB NATIONAL BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     215,016
     78,500  RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  981,272

                                                                                                                      4,848,279
                                                                                                                 --------------

INDONESIA - 1.74%
    307,900  PT GUDANG GARAM TBK (TOBACCO PRODUCTS)                                                                     523,407
  2,931,400  PT TELEKOMUNIKASI INDONESIA (TOBACCO PRODUCTS)                                                           1,385,072

                                                                                                                      1,908,479
                                                                                                                 --------------

ISRAEL - 1.41%
    354,366  BANK LEUMI LE-ISRAEL (DEPOSITORY INSTITUTIONS)                                                             991,705
    118,500  UNITED MIZRAHI BANK LIMITED (DEPOSITORY INSTITUTIONS)+                                                     553,253

                                                                                                                      1,544,958
                                                                                                                 --------------

KOREA (SOUTH) - 12.31%
     30,000  HYUNDAI MOBIS (TRANSPORTATION EQUIPMENT)                                                                 1,955,687
      7,270  POSCO (PRIMARY METAL INDUSTRIES)                                                                         1,438,966
     12,620  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                               6,238,543
     96,620  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                             2,587,951
      1,900  SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                     586,558
      4,180  SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                                703,870

                                                                                                                     13,511,575
                                                                                                                 --------------

LUXEMBOURG - 0.63%
     11,300  TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    695,063
                                                                                                                 --------------

MALAYSIA - 1.83%
    983,171  PUBLIC BANK BERHAD (DEPOSITORY INSTITUTIONS)                                                             2,005,151
                                                                                                                 --------------

MEXICO - 6.61%
    224,100  ALFA SA (WHOLESALE TRADE NON-DURABLE GOODS)                                                              1,191,790
     87,100  GRUPO FINANCIERO BANORTE SA DE CV (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)            566,827
    218,477  GRUPO MEXICO SA SERIES B (METAL MINING)+                                                                 1,148,978
    318,800  GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                                            938,885
    145,964  INDUSTRIAS CH SA SERVICE B (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                       306,399
    155,200  ORGANIZACION SORIANA SA CLASS B (MISCELLANEOUS RETAIL)                                                     586,971
     41,500  TELEFONOS DE MEXICO SA DE CV ADR SERIES L (COMMUNICATIONS)                                               1,432,995
    306,302  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                  1,074,817

                                                                                                                      7,247,662
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PHILIPPINES - 1.58%
  6,655,500  AYALA LAND INCORPORATED (FINANCIAL SERVICES)                                                        $    1,008,041
    790,300  BANCO DE ORO (DEPOSITORY INSTITUTIONS)                                                                     389,381
  2,740,000  MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)+                                                            330,000

                                                                                                                      1,727,422
                                                                                                                 --------------

RUSSIA - 1.61%
      8,900  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        1,205,060
     16,000  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                                    563,040

                                                                                                                      1,768,100
                                                                                                                 --------------

SOUTH AFRICA - 10.62%
     54,200  ABSA GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                               654,225
    361,500  AVENG LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                            653,948
     30,400  EDGARS CONSOLIDATED STORES LIMITED (GENERAL MERCHANDISE STORES)                                          1,338,279
    311,200  METROPOLITAN HOLDINGS LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                        515,628
    329,700  MTN GROUP LIMITED (COMMUNICATIONS)                                                                       2,322,351
    227,000  MURRAY & ROBERTS HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)          494,948
     41,400  SAPPI LIMITED (PAPER & ALLIED PRODUCTS)                                                                    506,349
     28,200  SASOL NPV (COAL MINING)                                                                                    655,679
    280,800  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                    2,826,610
    250,000  STEINHOFF INTERNATIONAL HOLDINGS LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                          532,290
     48,400  TELKOM SOUTH AFRICA LIMITED (COMMUNICATIONS)                                                               832,546
    122,600  TRUWORTHS INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                               319,915

                                                                                                                     11,652,768
                                                                                                                 --------------

TAIWAN - 13.80%
  1,200,713  ASUSTEK COMPUTER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                               3,315,622
    369,000  AU OPTRONICS CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                               539,926
    678,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                           1,286,879
  2,243,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED (FINANCIAL SERVICES)                                       2,530,904
    319,060  FORMOSA PLASTICS CORPORATION (REAL ESTATE)                                                                 572,173
    512,000  HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)      2,275,122
    223,453  QUANTA COMPUTER INCORPORATED (APPAREL & ACCESSORY STORES)                                                  375,188
  1,845,386  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                      3,016,485
  2,036,000  UNITED MICROELECTRONICS CORPORATION (SEMICONDUCTORS)+                                                    1,231,061

                                                                                                                     15,143,360
                                                                                                                 --------------

THAILAND - 3.29%
    254,600  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                  650,818
    383,900  BANGKOK BANK PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (FINANCIAL SERVICES)                            1,099,100
     75,500  BANPU PUBLIC COMPANY LIMITED (METAL MINING)                                                                312,654
  3,087,100  PROFESSIONAL WASTE TECHNOLOGY (1999) PUBLIC COMPANY LIMITED (FOREIGN REGISTERED)
             (ELECTRIC, GAS & SANITARY SERVICES)                                                                        209,910
    125,800  SIAM CEMENT PUBLIC COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                   848,957
  3,110,300  THAI MILITARY BANK PUBLIC COMPANY LIMITED (DEPOSITORY INSTITUTIONS)+                                       278,273
    920,900  TRUE CORPORATION PUBLIC COMPANY LIMITED (COMMUNICATIONS)+                                                  213,041

                                                                                                                      3,612,753
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TURKEY - 3.21%
    236,290  AKBANK TAS (DEPOSITORY INSTITUTIONS)                                                                $    1,144,325
     77,180  HACI OMER SABANCI HOLDING AS (HOLDING & OTHER INVESTMENT OFFICES)                                          267,063
    352,740  IS GAYRIMENKUL YATIRIM ORTAKLIGI AS (REAL ESTATE)+                                                         500,747
    180,800  TURKIYE IS BANKASI (DEPOSITORY INSTITUTIONS)                                                             1,042,691
    140,700  YAPI VE KREDI BANKASI AS (INSURANCE CARRIERS)+                                                             561,760

                                                                                                                      3,516,586
                                                                                                                 --------------

USA - 2.69%
     21,100  BANCOLOMBIA SA ADR (DEPOSITORY INSTITUTIONS)                                                               281,896
     13,900  PETROKAZAKHSTAN INCORPORATED CLASS A (OIL & GAS EXTRACTION)                                                558,363
     72,400  TIM PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                1,086,724
     92,200  UTI BANK LIMITED GDR (DEPOSITORY INSTITUTIONS)++,+                                                         475,752
     27,000  WIPRO LIMITED (APPLICATIONS SOFTWARE)+                                                                     551,070

                                                                                                                      2,953,805
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $82,775,254)                                                                               96,984,779
                                                                                                                 --------------

RIGHTS - 1.81%
     58,300  OTP BANK RIGHTS                                                                                          1,991,489

TOTAL RIGHTS (COST $1,175,425)                                                                                        1,991,489
                                                                                                                 --------------

PREFERRED STOCKS - 4.71%
     58,900  BANCO BRADESCO SA                                                                                        1,700,820
    507,000  CAEMI MINERACAO E METALURGICA SA                                                                           469,023
     94,000  COMPANHIA VALE DO RIO DOCE                                                                               2,527,790
  6,400,000  LOJAS AMERICANAS SA                                                                                        107,865
 22,655,000  ULTRAPAR PARTICICIPACOES SA                                                                                358,916

TOTAL PREFERRED STOCKS (COST $3,708,036)                                                                              5,164,414
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 3.33%

MUTUAL FUND - 3.33%
  3,649,466  WELLS FARGO MONEY MARKET TRUST~>>                                                                        3,649,466
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,649,466)                                                                        3,649,466
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $91,308,181)*                          98.24%                                                              $  107,790,148
OTHER ASSETS AND LIABILITIES, NET             1.76                                                                    1,932,564
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  109,722,712
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,649,466.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 95.22%

APPLICATIONS SOFTWARE - 1.20%
     53,800  CITRIX SYSTEMS INCORPORATED+                               `                                        $    1,281,516
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.83%
     51,789  WRIGHT EXPRESS CORPORATION+<<                                                                              885,592
                                                                                                                 --------------

BUSINESS SERVICES - 26.19%
     91,900  ALLIANCE DATA SYSTEMS CORPORATION+                                                                       3,712,760
     21,200  CHECKFREE CORPORATION+                                                                                     864,112
     25,500  CHOICEPOINT INCORPORATED+                                                                                1,022,805
    220,487  CNET NETWORKS INCORPORATED+                                                                              2,081,397
     24,000  COGENT INCORPORATED+                                                                                       604,320
     28,000  DST SYSTEMS INCORPORATED+<<                                                                              1,293,040
     21,000  GETTY IMAGES INCORPORATED+<<                                                                             1,493,310
      9,000  GOOGLE INCORPORATED+<<                                                                                   1,624,590
     48,150  GTECH HOLDINGS CORPORATION                                                                               1,132,969
     58,200  INFOSPACE INCORPORATED+<<                                                                                2,376,306
     28,100  INTUIT INCORPORATED+                                                                                     1,229,937
     24,300  MANPOWER INCORPORATED                                                                                    1,057,536
     76,800  MONSTER WORLDWIDE INCORPORATED+                                                                          2,154,240
     17,500  PIXAR+<<                                                                                                 1,707,125
    161,475  QUEST SOFTWARE INCORPORATED+<<                                                                           2,234,814
     32,777  SI INTERNATIONAL INCORPORATED+                                                                             905,629
     71,000  SYMANTEC CORPORATION+<<                                                                                  1,514,430
     32,900  VERISIGN INCORPORATED+                                                                                     944,230

                                                                                                                     27,953,550
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 6.85%
     33,409  ANDRX CORPORATION+                                                                                         757,382
     41,300  EYETECH PHARMACEUTICALS INCORPORATED+<<                                                                  1,135,750
     22,600  HUNTSMAN CORPORATION+<<                                                                                    527,032
     16,000  INVITROGEN CORPORATION+<<                                                                                1,107,200
     72,016  MEDICINES COMPANY+<<                                                                                     1,631,882
     53,000  MEDIMMUNE INCORPORATED+                                                                                  1,261,930
     23,300  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                       886,798

                                                                                                                      7,307,974
                                                                                                                 --------------

COMMUNICATIONS - 3.80%
     58,200  NEXTEL PARTNERS INCORPORATED CLASS A+                                                                    1,278,072
     48,287  NII HOLDINGS INCORPORATED CLASS B+<<                                                                     2,776,502

                                                                                                                      4,054,574
                                                                                                                 --------------

EDUCATIONAL SERVICES - 1.52%
     38,000  LAUREATE EDUCATION INCORPORATED+                                                                         1,626,020
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.77%
     21,432  LINEAR TECHNOLOGY CORPORATION                                                                              821,060
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 7.37%
     38,021  CORPORATE EXECUTIVE BOARD COMPANY                                                                   $    2,431,443
    109,689  NAVIGANT CONSULTING INCORPORATED+                                                                        2,986,832
     74,542  RESOURCES CONNECTION INCORPORATED+<<                                                                     1,560,164
     25,060  SFBC INTERNATIONAL INCORPORATED+                                                                           883,114

                                                                                                                      7,861,553
                                                                                                                 --------------

FURNITURE & FIXTURES - 2.42%
     74,400  MASCO CORPORATION                                                                                        2,579,448
                                                                                                                 --------------

HEALTH SERVICES - 6.27%
     34,979  COVANCE INCORPORATED+                                                                                    1,665,350
     51,500  SHIRE PHARMACEUTICALS GROUP PLC ADR<<                                                                    1,765,420
     70,000  VALEANT PHARMACEUTICALS INTERNATIONAL                                                                    1,576,400
     55,000  WATSON PHARMACEUTICALS INCORPORATED+                                                                     1,690,150

                                                                                                                      6,697,320
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.57%
     10,100  MGM MIRAGE+                                                                                                715,282
     33,600  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         2,017,008
     31,798  STATION CASINOS INCORPORATED                                                                             2,147,955

                                                                                                                      4,880,245
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.39%
     32,999  ACTUANT CORPORATION CLASS A+                                                                             1,482,315
                                                                                                                 --------------

INSURANCE CARRIERS - 1.29%
     36,200  PMI GROUP INCORPORATED                                                                                   1,375,962
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.49%
     61,900  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                  2,241,399
     69,482  PERKINELMER INCORPORATED                                                                                 1,433,414
     44,400  THERMO ELECTRON CORPORATION+                                                                             1,122,876

                                                                                                                      4,797,689
                                                                                                                 --------------

MEDICAL MANAGEMENT SERVICES - 0.79%
     12,400  COVENTRY HEALTH CARE INCORPORATED+                                                                         844,936
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 3.60%
    192,161  MARVEL ENTERPRISES INCORPORATED+<<                                                                       3,843,220
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 2.98%
     23,400  HUNT (J.B.) TRANSPORT SERVICES INCORPORATED                                                              1,024,218
     33,700  LANDSTAR SYSTEM INCORPORATED+<<                                                                          1,103,675
     18,000  YELLOW ROADWAY CORPORATION+<<                                                                            1,053,720

                                                                                                                      3,181,613
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.63%
     84,800  CAPITALSOURCE INCORPORATED+<<                                                                            1,950,400
     50,200  PROVIDIAN FINANCIAL CORPORATION+<<                                                                         861,432

                                                                                                                      2,811,832
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
OIL & GAS EXTRACTION - 1.00%
     32,400  XTO ENERGY INCORPORATED                                                                             $    1,064,016
                                                                                                                 --------------

PERSONAL SERVICES - 0.97%
     25,000  CINTAS CORPORATION                                                                                       1,032,750
                                                                                                                 --------------

REAL ESTATE - 3.47%
    105,963  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                             3,707,645
                                                                                                                 --------------

THEATERS & ENTERTAINMENT - 1.70%
     86,400  REGAL ENTERTAINMENT GROUP CLASS A+<<                                                                     1,816,992
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.74%
     22,800  ITT INDUSTRIES INCORPORATED                                                                              2,057,472
     10,530  OSHKOSH TRUCK CORPORATION                                                                                  863,355

                                                                                                                      2,920,827
                                                                                                                 --------------

TRANSPORTATION SERVICES - 2.09%
     43,300  CH ROBINSON WORLDWIDE INCORPORATED                                                                       2,231,249
                                                                                                                 --------------

WATER TRANSPORTATION - 0.97%
     23,100  ROYAL CARIBBEAN CRUISES LIMITED<<                                                                        1,032,339
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 3.32%
     72,183  HUGHES SUPPLY INCORPORATED                                                                               2,147,444
     22,505  W.W. GRAINGER INCORPORATED                                                                               1,401,387

                                                                                                                      3,548,831
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $92,582,771)                                                                              101,641,068
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 29.34%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.17%
  1,267,644  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,267,644
  1,050,351  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          1,050,351

                                                                                                                      2,317,995
                                                                                                                 --------------

PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 27.17%
  2,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
             (MATURITY VALUE $2,000,163)                                                2.93%        04/01/2005       2,000,000
 27,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $27,002,130)                                               2.88         04/01/2005      27,000,000

                                                                                                                     29,000,000
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $31,317,995)                                                         31,317,995
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 4.64%

SHARES

MUTUAL FUND - 4.64%
  4,949,032  WELLS FARGO MONEY MARKET TRUST~++                                                                        4,949,032
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,949,032)                                                                        4,949,032
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $128,849,798)*                        129.20%                                                              $  137,908,095
OTHER ASSETS AND LIABILITIES, NET           (29.20)                                                                 (31,167,873)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  106,740,222
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,949,032.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $2,128,800. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.23% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.84%

AGRICULTURAL SERVICES - 0.72%
     34,232  VCA ANTECH INCORPORATED+                                                                            $      692,513
                                                                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.76%
     26,088  WMS INDUSTRIES INCORPORATED+<<                                                                             734,638
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 0.59%
     11,900  CHILDRENS PLACE RETAIL STORES INCORPORATED+                                                                568,225
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.82%
     46,403  WRIGHT EXPRESS CORPORATION+<<                                                                              793,491
                                                                                                                 --------------

BUSINESS SERVICES - 25.23%
     29,932  ALLIANCE DATA SYSTEMS CORPORATION+                                                                       1,209,253
     47,800  ARIBA INCORPORATED+<<                                                                                      370,928
    197,316  CNET NETWORKS INCORPORATED+                                                                              1,862,663
     10,600  COGENT INCORPORATED+                                                                                       266,908
     88,714  CONCUR TECHNOLOGIES INCORPORATED+                                                                          720,358
     21,167  EFUNDS CORPORATION+                                                                                        472,447
      5,304  FASTCLICK INCORPORATED                                                                                      63,648
     48,128  GEVITY HR INCORPORATED                                                                                     920,207
     26,987  HUDSON HIGHLAND GROUP INCORPORATED+                                                                        461,208
    245,586  HYPERCOM CORPORATION+                                                                                    1,161,622
     52,400  INFOSPACE INCORPORATED+                                                                                  2,139,492
     75,103  INTERSECTIONS INCORPORATED+                                                                              1,092,749
     18,500  IPAYMENT INCORPORATED+<<                                                                                   780,700
    350,517  IVILLAGE INCORPORATED+                                                                                   2,134,648
     27,000  JAMDAT MOBILE INCORPORATED+<<                                                                              465,480
     64,400  LABOR READY INCORPORATED+                                                                                1,201,060
        279  NIKU CORPORATION+                                                                                            5,036
    116,306  OPEN SOLUTIONS INCORPORATED+                                                                             2,306,348
    135,255  QUEST SOFTWARE INCORPORATED+<<                                                                           1,871,929
     95,445  SAPIENT CORPORATION+<<                                                                                     701,044
     35,671  SI INTERNATIONAL INCORPORATED+                                                                             985,590
     47,592  TNS INCORPORATED+                                                                                          854,276
     31,268  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                       723,854
     48,900  VALUECLICK INCORPORATED+                                                                                   518,829
     22,400  WEBEX COMMUNICATIONS INCORPORATED+                                                                         483,616
    103,600  WEBMETHODS INCORPORATED+<<                                                                                 567,728

                                                                                                                     24,341,621
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 8.82%
     29,983  ANDRX CORPORATION+                                                                                         679,715
     73,900  ENCYSIVE PHARMACEUTICALS INCORPORATED+                                                                     755,258
     36,900  EYETECH PHARMACEUTICALS INCORPORATED+                                                                    1,014,750
     41,918  FIRST HORIZON PHARMACEUTICAL CORPORATION+<<                                                                707,576
     86,128  INSPIRE PHARMACEUTICALS INCORPORATED+                                                                      702,804
      8,008  MARTEK BIOSCIENCES CORPORATION+                                                                            465,986
     60,420  MEDICINES COMPANY+<<                                                                                     1,369,117
     32,400  MGI PHARMA INCORPORATED+<<                                                                                 818,748

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     20,750  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                $      789,745
     29,077  NITROMED INCORPORATED+<<                                                                                   503,323
     31,710  OLIN CORPORATION                                                                                           707,133

                                                                                                                      8,514,155
                                                                                                                 --------------

COMMUNICATIONS - 4.60%
     17,355  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                   595,450
     23,025  LODGENET ENTERTAINMENT CORPORATION+                                                                        433,791
     21,820  NII HOLDINGS INCORPORATED CLASS B+<<                                                                     1,254,650
    321,079  UBIQUITEL INCORPORATED+                                                                                  2,151,229

                                                                                                                      4,435,120
                                                                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.70%
     29,416  DYCOM INDUSTRIES INCORPORATED+                                                                             676,274
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 2.04%
     27,700  EURONET WORLDWIDE INCORPORATED+                                                                            790,835
     21,550  FIDELITY BANKSHARES INCORPORATED                                                                           495,219
     21,000  FIRST REPUBLIC BANK                                                                                        679,770

                                                                                                                      1,965,824
                                                                                                                 --------------

EDUCATIONAL SERVICES - 1.52%
     34,300  LAUREATE EDUCATION INCORPORATED+                                                                         1,467,697
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.33%
     43,826  HEXEL CORPORATION+                                                                                         679,741
     32,200  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                     888,076
    139,524  NMS COMMUNICATIONS CORPORATION+                                                                            598,558
    101,372  PIXELWORKS INCORPORATED+                                                                                   826,182
     18,200  RAYOVAC CORPORATION+                                                                                       757,120
     61,685  UNIVERSAL DISPLAY CORPORATION+                                                                             431,178

                                                                                                                      4,180,855
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 6.83%
     11,034  ADVISORY BOARD COMPANY+                                                                                    482,186
     18,941  CORPORATE EXECUTIVE BOARD COMPANY                                                                        1,211,277
     98,604  NAVIGANT CONSULTING INCORPORATED+                                                                        2,684,987
     67,233  RESOURCES CONNECTION INCORPORATED+<<                                                                     1,407,187
     22,686  SFBC INTERNATIONAL INCORPORATED+                                                                           799,454

                                                                                                                      6,585,091
                                                                                                                 --------------

HEALTH SERVICES - 4.01%
     13,680  COVANCE INCORPORATED+                                                                                      651,305
     55,467  KINDRED HEALTHCARE INCORPORATED+<<                                                                       1,946,892
     20,548  MATRIA HEALTHCARE INCORPORATED+<<                                                                          631,029
     46,200  NEKTAR THERAPEUTICS+<<                                                                                     644,028

                                                                                                                      3,873,254
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.71%
     31,000  GAMESTOP CORPORATION CLASS A+<<                                                                            686,960
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.13%
      9,615  CHOICE HOTELS INTERNATIONAL INCORPORATED                                                            $      595,649
     35,958  GAYLORD ENTERTAINMENT COMPANY+                                                                           1,452,703
     14,330  STATION CASINOS INCORPORATED                                                                               967,992

                                                                                                                      3,016,344
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.86%
     29,451  ACTUANT CORPORATION CLASS A+                                                                             1,322,939
     21,333  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                  1,141,742
     42,371  GARDNER DENVER INCORPORATED+                                                                             1,674,078
     25,500  JLG INDUSTRIES INCORPORATED                                                                                549,525

                                                                                                                      4,688,284
                                                                                                                 --------------

INSURANCE CARRIERS - 1.60%
     39,070  PRIMUS GUARANTY LIMITED+<<                                                                                 509,082
     33,900  WELLCARE HEALTH PLANS INCORPORATED+                                                                      1,032,594

                                                                                                                      1,541,676
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.71%
     55,700  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                  2,016,897
     43,515  DJ ORTHOPEDICS INCORPORATED+                                                                             1,090,051
     19,400  KYPHON INCORPORATED+                                                                                       488,298
     57,922  PERKINELMER INCORPORATED                                                                                 1,194,931
     37,500  PHOTON DYNAMICS INCORPORATED+                                                                              714,750

                                                                                                                      5,504,927
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.64%
    122,000  IDENTIX INCORPORATED+                                                                                      616,100
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 4.73%
    173,242  MARVEL ENTERPRISES INCORPORATED+<<                                                                       3,464,840
     43,500  PRICELINE.COM INCORPORATED+<<                                                                            1,096,200

                                                                                                                      4,561,040
                                                                                                                 --------------

MOTION PICTURES - 0.86%
     74,900  LIONS GATE ENTERTAINMENT CORPORATION+<<                                                                    827,645
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.43%
     18,200  ACCREDITED HOME LENDERS HOLDING COMPANY+                                                                   659,386
    273,840  E-LOAN INCORPORATED+<<                                                                                     725,676

                                                                                                                      1,385,062
                                                                                                                 --------------

PERSONAL SERVICES - 0.32%
     14,774  FIRST ADVANTAGE CORPORATION+                                                                               310,254
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.36%
     10,500  HEADWATERS INCORPORATED+                                                                                   344,610
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.94%
     35,049  GENESEE & WYOMING INCORPORATED+                                                                            908,120
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
REAL ESTATE - 3.36%
     92,607  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                        $    3,240,319
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.57%
     11,100  OSHKOSH TRUCK CORPORATION                                                                                  910,089
     38,367  RUSH ENTERPRISES INCORPORATED+                                                                             601,595

                                                                                                                      1,511,684
                                                                                                                 --------------

TRANSPORTATION SERVICES - 0.93%
     14,400  HUB GROUP INCORPORATED CLASS A+                                                                            902,448
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.79%
     31,785  AIRGAS INCORPORATED                                                                                        759,344
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 4.93%
     36,900  BLUELINX HOLDINGS INCORPORATED                                                                             498,519
     65,064  HUGHES SUPPLY INCORPORATED                                                                               1,935,654
     10,640  NUCO2 INCORPORATED+                                                                                        279,832
     99,330  PSS WORLD MEDICAL INCORPORATED+                                                                          1,129,382
     42,759  WEST MARINE INCORPORATED+<<                                                                                909,056

                                                                                                                      4,752,443
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $90,086,053)                                                                               94,386,018
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 18.72%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.10%
  1,063,239  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          1,063,239
                                                                                                                 --------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 17.62%
  7,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
             (MATURITY VALUE $7,000,570)                                                2.93%        04/01/2005       7,000,000
 10,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $10,000,800)                                               2.88         04/01/2005      10,000,000

                                                                                                                     17,000,000
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $18,063,239)                                                         18,063,239
                                                                                                                 --------------

SHARES

WARRANTS - 0.00%
      2,851  TIMCO AVIATION SERVICES INCORPORATED (EXPIRE ON FEB 27, 2007)+(A)                                                0

TOTAL WARRANTS (COST $0)                                                                                                      0
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 1.98%

MUTUAL FUND - 1.98%
  1,912,269  WELLS FARGO MONEY MARKET TRUST~++                                                                        1,912,269
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,912,269)                                                                        1,912,269
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $110,061,561)*                        118.54%                                                              $  114,361,526
OTHER ASSETS AND LIABILITIES, NET           (18.54)                                                                 (17,889,289)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $   96,472,237
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,912,269.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $2,351,600. THE TOTAL COLLATERAL RECEIVED REPRESENTS 105.35% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SIFE SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 99.21%

DEPOSITORY INSTITUTIONS - 54.69%
    185,000  AMSOUTH BANCORPORATION                                                                              $    4,800,750
    660,984  BANK OF AMERICA CORPORATION                                                                             29,149,394
    372,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                   10,806,600
    127,250  BANK OF THE OZARKS INCORPORATED                                                                          4,040,188
     26,000  CAPITAL CORPORATION OF THE WEST                                                                          1,208,480
    660,900  CITIGROUP INCORPORATED                                                                                  29,700,846
    230,700  CITY NATIONAL CORPORATION                                                                               16,107,474
     74,800  COMERICA INCORPORATED                                                                                    4,119,984
    281,500  COMPASS BANCSHARES INCORPORATED                                                                         12,780,100
    274,742  CULLEN FROST BANKERS INCORPORATED                                                                       12,404,601
    293,000  GOLDEN WEST FINANCIAL CORPORATION                                                                       17,726,500
    520,000  JP MORGAN CHASE & COMPANY                                                                               17,992,000
     77,000  NORTHERN TRUST CORPORATION                                                                               3,344,880
    334,065  SUMMIT BANCSHARES INCORPORATED                                                                           5,695,808
     52,600  SUNTRUST BANKS INCORPORATED                                                                              3,790,882
    147,850  TEXAS REGIONAL BANCSHARES INCORPORATED CLASS A                                                           4,451,764
    630,700  US BANCORP                                                                                              18,176,774
    234,000  WACHOVIA CORPORATION                                                                                    11,912,940
     29,900  WESTERN SIERRA BANCORP+                                                                                  1,020,487
    295,000  ZIONS BANCORPORATION                                                                                    20,360,900

                                                                                                                    229,591,352
                                                                                                                 --------------

FINANCIAL SERVICES - 1.39%
    200,800  INDEPENDENT BANK CORPORATION MASSACHUSETTS                                                               5,823,200
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.41%
     67,700  ASPEN INSURANCE HOLDINGS LIMITED                                                                         1,706,717
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.72%
    181,200  NATIONAL FINANCIAL PARTNERS CORPORATION                                                                  7,211,760
                                                                                                                 --------------

INSURANCE CARRIERS - 18.01%
    109,000  ACE LIMITED                                                                                              4,498,430
    210,600  ALLSTATE CORPORATION                                                                                    11,385,036
    316,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               17,509,560
     65,500  CHUBB CORPORATION                                                                                        5,192,185
    104,000  GENWORTH FINANCIAL INCORPORATED                                                                          2,862,080
     77,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           5,279,120
    108,800  PRUDENTIAL FINANCIAL INCORPORATED                                                                        6,245,120
     46,000  RENAISSANCERE HOLDINGS LIMITED                                                                           2,148,200
     36,600  SELECTIVE INSURANCE GROUP INCORPORATED                                                                   1,692,018
    273,000  ST. PAUL COMPANIES INCORPORATED                                                                         10,027,290
    121,000  XL CAPITAL LIMITED CLASS A                                                                               8,756,770

                                                                                                                     75,595,809
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SIFE SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 10.91%
    204,000  AMERICAN CAPITAL STRATEGIES LIMITED                                                                 $    6,407,640
    133,000  AMERICAN EXPRESS COMPANY                                                                                 6,832,210
    174,500  CAPITAL ONE FINANCIAL CORPORATION                                                                       13,047,365
    140,000  FREDDIE MAC                                                                                              8,848,000
    434,850  MBNA CORPORATION                                                                                        10,675,567

                                                                                                                     45,810,782
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 12.08%
    328,000  AMVESCAP PLC ADR                                                                                         4,159,040
    124,100  BEAR STEARNS COMPANIES INCORPORATED                                                                     12,397,590
    185,300  GOLDMAN SACHS GROUP INCORPORATED                                                                        20,381,147
    400,000  INSTINET GROUP INCORPORATED+                                                                             2,352,000
     46,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    4,331,360
    124,000  MORGAN STANLEY                                                                                           7,099,000

                                                                                                                     50,720,137
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $358,254,131)                                                                             416,459,757
                                                                                                                 --------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE

REPURCHASE AGREEMENTS - 0.76%
  3,193,000  GOLDMAN SACHS AND COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
             SECURITIES (MATURITY VALUE $3,193,235)                                     2.65%        04/01/2005       3,193,000

TOTAL REPURCHASE AGREEMENTS (COST $3,193,000)                                                                         3,193,000
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $361,447,131)*                         99.97%                                                              $  419,652,757
OTHER ASSETS AND LIABILITIES, NET             0.03                                                                      143,804
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  419,796,561
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 99.29%

AGRICULTURAL SERVICES - 0.72%
     43,190  VCA ANTECH INCORPORATED+<<                                                                          $      873,734
                                                                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.80%
     34,078  WMS INDUSTRIES INCORPORATED+<<                                                                             959,636
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 0.60%
     15,100  CHILDRENS PLACE RETAIL STORES INCORPORATED+                                                                721,025
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.85%
     59,858  WRIGHT EXPRESS CORPORATION+<<                                                                            1,023,572
                                                                                                                 --------------

BUSINESS SERVICES - 25.92%
     39,000  ALLIANCE DATA SYSTEMS CORPORATION+                                                                       1,575,600
     60,700  ARIBA INCORPORATED+<<                                                                                      471,032
    254,472  CNET NETWORKS INCORPORATED+                                                                              2,402,216
    114,444  CONCUR TECHNOLOGIES INCORPORATED+                                                                          929,285
     27,718  EFUNDS CORPORATION+                                                                                        618,666
      6,653  FASTCLICK INCORPORATED                                                                                      79,836
     61,900  GEVITY HR INCORPORATED                                                                                   1,183,528
     34,388  HUDSON HIGHLAND GROUP INCORPORATED+                                                                        587,691
    317,908  HYPERCOM CORPORATION+                                                                                    1,503,705
     66,500  INFOSPACE INCORPORATED+                                                                                  2,715,195
     99,249  INTERSECTIONS INCORPORATED+<<                                                                            1,444,073
     24,900  IPAYMENT INCORPORATED+<<                                                                                 1,050,780
    454,785  IVILLAGE INCORPORATED+                                                                                   2,769,641
     34,200  JAMDAT MOBILE INCORPORATED+                                                                                589,608
     81,800  LABOR READY INCORPORATED+                                                                                1,525,570
        354  NIKU CORPORATION+                                                                                            6,390
    148,094  OPEN SOLUTIONS INCORPORATED+                                                                             2,936,704
    176,779  QUEST SOFTWARE INCORPORATED+                                                                             2,446,621
    128,873  SAPIENT CORPORATION+                                                                                       946,572
     46,383  SI INTERNATIONAL INCORPORATED+                                                                           1,281,562
     69,126  TNS INCORPORATED+                                                                                        1,240,812
     41,483  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                       960,331
     62,100  VALUECLICK INCORPORATED+                                                                                   658,881
     28,400  WEBEX COMMUNICATIONS INCORPORATED+                                                                         613,156
    131,800  WEBMETHODS INCORPORATED+<<                                                                                 722,264

                                                                                                                     31,259,719
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 8.09%
     38,424  ANDRX CORPORATION+                                                                                         871,072
     93,900  ENCYSIVE PHARMACEUTICALS INCORPORATED+                                                                     959,658
     47,000  EYETECH PHARMACEUTICALS INCORPORATED+<<                                                                  1,292,500
    111,442  INSPIRE PHARMACEUTICALS INCORPORATED+                                                                      909,367
     10,311  MARTEK BIOSCIENCES CORPORATION+                                                                            599,997
     64,984  MEDICINES COMPANY+<<                                                                                     1,472,537
     42,000  MGI PHARMA INCORPORATED+<<                                                                               1,061,340
     26,900  NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                                   1,023,814

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     37,140  NITROMED INCORPORATED+<<                                                                            $      642,893
     41,712  OLIN CORPORATION<<                                                                                         930,178

                                                                                                                      9,763,356
                                                                                                                 --------------

COMMUNICATIONS - 4.40%
     21,674  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                   743,635
     29,844  LODGENET ENTERTAINMENT CORPORATION+                                                                        562,261
     22,140  NII HOLDINGS INCORPORATED CLASS B+<<                                                                     1,273,050
    406,756  UBIQUITEL INCORPORATED+                                                                                  2,725,265

                                                                                                                      5,304,211
                                                                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.73%
     38,019  DYCOM INDUSTRIES INCORPORATED+<<                                                                           874,057
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 2.10%
     35,200  EURONET WORLDWIDE INCORPORATED+                                                                          1,004,960
     28,350  FIDELITY BANKSHARES INCORPORATED                                                                           651,483
     27,150  FIRST REPUBLIC BANK                                                                                        878,846

                                                                                                                      2,535,289
                                                                                                                 --------------

EDUCATIONAL SERVICES - 1.56%
     44,000  LAUREATE EDUCATION INCORPORATED+                                                                         1,882,760
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.44%
     55,771  HEXEL CORPORATION+                                                                                         865,008
     42,200  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                   1,163,876
    177,177  NMS COMMUNICATIONS CORPORATION+                                                                            760,089
    128,864  PIXELWORKS INCORPORATED+                                                                                 1,050,242
     23,200  RAYOVAC CORPORATION+                                                                                       965,120
     79,398  UNIVERSAL DISPLAY CORPORATION+<<                                                                           554,992

                                                                                                                      5,359,327
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 6.92%
     13,955  ADVISORY BOARD COMPANY+                                                                                    609,834
     24,149  CORPORATE EXECUTIVE BOARD COMPANY                                                                        1,544,329
    125,327  NAVIGANT CONSULTING INCORPORATED+                                                                        3,412,654
     84,294  RESOURCES CONNECTION INCORPORATED+<<                                                                     1,764,273
     28,737  SFBC INTERNATIONAL INCORPORATED+                                                                         1,012,692

                                                                                                                      8,343,782
                                                                                                                 --------------

HEALTH SERVICES - 4.10%
     17,280  COVANCE INCORPORATED+                                                                                      822,701
     71,060  KINDRED HEALTHCARE INCORPORATED+<<                                                                       2,494,206
     26,565  MATRIA HEALTHCARE INCORPORATED+<<                                                                          815,811
     58,600  NEKTAR THERAPEUTICS+<<                                                                                     816,884

                                                                                                                      4,949,602
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.72%
     39,300  GAMESTOP CORPORATION CLASS A+<<                                                                            870,888
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.23%
     13,273  CHOICE HOTELS INTERNATIONAL INCORPORATED                                                            $      822,262
     45,503  GAYLORD ENTERTAINMENT COMPANY+                                                                           1,838,321
     18,283  STATION CASINOS INCORPORATED                                                                             1,235,017

                                                                                                                      3,895,600
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.01%
     37,555  ACTUANT CORPORATION CLASS A+<<                                                                           1,686,970
     28,565  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                  1,528,799
     53,953  GARDNER DENVER INCORPORATED+                                                                             2,131,683
     32,300  JLG INDUSTRIES INCORPORATED                                                                                696,065

                                                                                                                      6,043,517
                                                                                                                 --------------

INSURANCE CARRIERS - 1.71%
     57,563  PRIMUS GUARANTY LIMITED+<<                                                                                 750,046
     43,000  WELLCARE HEALTH PLANS INCORPORATED+                                                                      1,309,780

                                                                                                                      2,059,826
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.89%
     73,800  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                  2,672,298
     54,783  DJ ORTHOPEDICS INCORPORATED+                                                                             1,372,314
     24,800  KYPHON INCORPORATED+                                                                                       624,216
     73,197  PERKINELMER INCORPORATED                                                                                 1,510,054
     48,700  PHOTON DYNAMICS INCORPORATED+                                                                              928,222

                                                                                                                      7,107,104
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.65%
    155,100  IDENTIX INCORPORATED+                                                                                      783,255
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 4.80%
    218,977  MARVEL ENTERPRISES INCORPORATED+<<                                                                       4,379,540
     56,100  PRICELINE.COM INCORPORATED+<<                                                                            1,413,720

                                                                                                                      5,793,260
                                                                                                                 --------------

MOTION PICTURES - 0.88%
     96,500  LIONS GATE ENTERTAINMENT CORPORATION+<<                                                                  1,066,325
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.45%
     23,200  ACCREDITED HOME LENDERS HOLDING COMPANY+<<                                                                 840,536
    344,090  E-LOAN INCORPORATED+<<                                                                                     911,839

                                                                                                                      1,752,375
                                                                                                                 --------------

PERSONAL SERVICES - 0.35%
     20,110  FIRST ADVANTAGE CORPORATION+                                                                               422,310
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.36%
     13,300  HEADWATERS INCORPORATED+<<                                                                                 436,506
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.97%
     44,995  GENESEE & WYOMING INCORPORATED+                                                                          1,165,820
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARE        SECURITY NAME                                                                                           VALUE
REAL ESTATE - 3.57%
    123,059  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                        $    4,305,834
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.73%
     15,200  OSHKOSH TRUCK CORPORATION                                                                                1,246,248
     53,943  RUSH ENTERPRISES INCORPORATED+<<                                                                           845,826

                                                                                                                      2,092,074
                                                                                                                 --------------

TRANSPORTATION SERVICES - 0.95%
     18,300  HUB GROUP INCORPORATED CLASS A+                                                                          1,146,861
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.81%
     40,902  AIRGAS INCORPORATED                                                                                        977,149
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 4.98%
     47,300  BLUELINX HOLDINGS INCORPORATED                                                                             639,023
     81,624  HUGHES SUPPLY INCORPORATED                                                                               2,428,314
     13,453  NUCO2 INCORPORATED+                                                                                        353,814
    125,859  PSS WORLD MEDICAL INCORPORATED+                                                                          1,431,017
     54,211  WEST MARINE INCORPORATED+<<                                                                              1,152,526

                                                                                                                      6,004,694
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $113,021,030)                                                                             119,773,468
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 26.67%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.80%
    482,774  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     482,774
  1,688,871  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          1,688,871

                                                                                                                      2,171,645
                                                                                                                 --------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 24.87%
    999,999  BLUE RIDGE ASSET FUNDING CORPORATION                                       2.65%        04/05/2005         999,689
    999,999  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.82         04/25/2005         998,149
    999,999  CONCORD MINUTEMEN CAPITAL COMPANY                                          2.74         04/06/2005         999,999
 25,999,974  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $26,002,054)                                               2.88         04/01/2005      25,999,974
    999,999  UBS FINANCE (DELAWARE) LLC                                                 2.79         04/01/2005         999,999

                                                                                                                     29,997,810
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $32,169,455)                                                         32,169,455
                                                                                                                 --------------

SHARES

WARRANTS - 0.00%
        108  IMPERIAL CREDIT INDUSTRY (EXPIRES JANUARY 31, 2008)+(A)                                                          0

TOTAL WARRANTS (COST $0)                                                                                                      0
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 0.42%

MUTUAL FUND - 0.42%
    508,270  WELLS FARGO MONEY MARKET TRUST~++                                                                   $     508,270
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $508,270)                                                                           508,270
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $145,698,755)*                        126.38%                                                              $  152,451,193
OTHER ASSETS AND LIABILITIES, NET           (26.38)                                                                 (31,824,092)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  120,627,101
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $901,600. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.89% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $508,270.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE

COMMON STOCKS - 89.73%

AGRICULTURAL PRODUCTION CROPS - 0.88%
    216,100  DELTA & PINE LAND COMPANY                                                                           $    5,834,700
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 0.46%
    335,900  GOODY'S FAMILY CLOTHING INCORPORATED                                                                     3,033,177
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.69%
    158,300  QUIKSILVER INCORPORATED+<<                                                                               4,595,449
                                                                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.51%
     67,045  ADVANCE AUTO PARTS INCORPORATED+                                                                         3,382,420
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.47%
    198,200  STANDARD PARKING CORPORATION+                                                                            3,117,686
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.42%
     63,900  CENTRAL GARDEN & PET COMPANY+                                                                            2,802,654
                                                                                                                 --------------

BUSINESS SERVICES - 10.90%
    112,300  ABM INDUSTRIES INCORPORATED                                                                              2,159,529
    133,400  AVOCENT CORPORATION+                                                                                     3,423,044
     40,900  CHOICEPOINT INCORPORATED+                                                                                1,640,499
    495,900  CONCUR TECHNOLOGIES INCORPORATED+                                                                        4,026,708
    263,513  COVANSYS CORPORATION+                                                                                    3,930,296
    266,000  CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                                4,333,140
    813,900  DOUBLECLICK INCORPORATED+                                                                                6,267,030
  1,366,300  E.PIPHANY INCORPORATED+                                                                                  4,850,365
    194,800  EFUNDS CORPORATION+                                                                                      4,347,936
     14,100  FASTCLICK INCORPORATED                                                                                     169,200
    219,300  FILENET CORPORATION+                                                                                     4,995,654
    179,700  GEVITY HR INCORPORATED                                                                                   3,435,864
    432,600  INFORMATICA CORPORATION+                                                                                 3,577,602
    162,900  MAPINFO CORPORATION+                                                                                     1,961,316
    260,700  MONEYGRAM INTERNATIONAL INCORPORATED                                                                     4,924,623
    620,900  PEROT SYSTEMS CORPORATION CLASS A+                                                                       8,344,896
    484,000  VALUECLICK INCORPORATED+                                                                                 5,135,240
    215,900  WEBEX COMMUNICATIONS INCORPORATED+<<                                                                     4,661,281

                                                                                                                     72,184,223
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 6.80%
    266,800  ABLE LABORATORIES INCORPORATED+<<                                                                        6,259,128
    245,842  ANGIOTECH PHARMACEUTICALS INCORPORATED+                                                                  3,773,675
    185,300  ARRAY BIOPHARMA INCORPORATED+                                                                            1,298,953
    104,300  CYTEC INDUSTRIES INCORPORATED                                                                            5,658,275
    160,500  ENDEAVOR INTERNATIONAL CORPORATION+                                                                        560,145
     55,800  FMC CORPORATION+                                                                                         2,982,510
     67,725  IMMUCOR INCORPORATED+<<                                                                                  2,044,618
    157,400  INSPIRE PHARMACEUTICALS INCORPORATED+                                                                    1,284,384
    104,500  NABI BIOPHARMACEUTICALS+                                                                                 1,304,160
    164,000  NUVELO INCORPORATED+<<                                                                                   1,066,000
    231,900  OLIN CORPORATION                                                                                         5,171,370

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
    169,300  PERRIGO COMPANY<<                                                                                   $    3,242,095
    252,600  POLYONE CORPORATION+                                                                                     2,243,088
    170,400  SALIX PHARMACEUTICALS LIMITED+                                                                           2,809,896
    218,600  SEROLOGICALS CORPORATION+<<                                                                              5,342,584

                                                                                                                     45,040,881
                                                                                                                 --------------

COAL MINING - 0.86%
    143,000  MASSEY ENERGY COMPANY<<                                                                                  5,725,720
                                                                                                                 --------------

COMMUNICATIONS - 2.61%
    227,600  CENTENNIAL COMMUNICATIONS CORPORATION+<<                                                                 2,469,460
    329,400  CROWN CASTLE INTERNATIONAL CORPORATION+<<                                                                5,290,164
    187,600  FAIRPOINT COMMUNICATIONS INCORPORATED                                                                    2,808,372
    182,600  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                            3,560,700
    310,100  SPANISH BROADCASTING SYSTEMS INCORPORATED+                                                               3,181,626

                                                                                                                     17,310,322
                                                                                                                 --------------

COMPUTER SOFTWARE & SERVICES - 0.54%
    297,200  NESS TECHNOLOGIES INCORPORATED+                                                                          3,560,456
                                                                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.20%
    172,800  QUANTA SERVICES INCORPORATED+<<                                                                          1,318,464
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 2.31%
     29,000  BANK OF HAWAII CORPORATION                                                                               1,312,540
     71,500  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                         1,698,125
    167,397  CULLEN FROST BANKERS INCORPORATED                                                                        7,557,975
    210,700  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                               2,783,347
    137,800  GOLD BANC CORPORATION INCORPORATED                                                                       1,933,334

                                                                                                                     15,285,321
                                                                                                                 --------------

EATING & DRINKING PLACES - 1.49%
    112,250  CEC ENTERTAINMENT INCORPORATED+<<                                                                        4,108,350
    168,600  CENTERPLATE INCORPORATED                                                                                 2,137,848
     44,200  P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                                2,643,160
     31,100  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                               960,368

                                                                                                                      9,849,726
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.66%
    219,600  AGL RESOURCES INCORPORATED                                                                               7,670,628
    301,200  ORMAT TECHNOLOGIES INCORPORATED                                                                          4,716,792
    202,950  PNM RESOURCES INCORPORATED<<                                                                             5,414,706
    184,400  WASTE CONNECTIONS INCORPORATED+<<                                                                        6,407,900

                                                                                                                     24,210,026
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.62%
    746,600  AEROFLEX INCORPORATED+                                                                                   6,965,778
    128,900  AMPHENOL CORPORATION CLASS A                                                                             4,774,456
    608,700  ANDREW CORPORATION+                                                                                      7,127,877
    196,800  HEXEL CORPORATION+                                                                                       3,052,368

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
    686,700  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                          $    8,261,001
    278,900  METHODE ELECTRONICS                                                                                      3,377,479
    409,500  MICROSEMI CORPORATION+                                                                                   6,670,755
    377,400  MIPS TECHNOLOGIES INCORPORATED+                                                                          4,340,100
    184,800  SOHU.COM INCORPORATED+<<                                                                                 3,248,784
    159,200  VOLTERRA SEMICONDUCTOR CORPORATION+                                                                      2,149,200
    122,200  WESTAR ENERGY INCORPORATED                                                                               2,644,408
    814,300  WESTELL TECHNOLOGIES INCORPORATED+                                                                       4,486,793

                                                                                                                     57,098,999
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.00%
    619,996  DIVERSA CORPORATION+                                                                                     3,087,580
    373,300  LEXICON GENETICS INCORPORATED+                                                                           1,907,563
    219,021  MTC TECHNOLOGIES INCORPORATED+                                                                           7,118,183
    217,200  SEATTLE GENETICS INCORPORATED+                                                                           1,116,408

                                                                                                                     13,229,734
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 0.86%
    251,700  DEL MONTE FOODS COMPANY+                                                                                 2,730,945
    249,400  SENOMYX INCORPORATED+                                                                                    2,970,354

                                                                                                                      5,701,299
                                                                                                                 --------------

HEALTH SERVICES - 5.03%
    231,912  DAVITA INCORPORATED+                                                                                     9,705,517
    210,000  EDUCATE INCORPORATED+                                                                                    2,912,700
    222,900  RENAL CARE GROUP INCORPORATED+                                                                           8,456,826
    204,144  SYMBION INCORPORATED+<<                                                                                  4,362,557
    172,416  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                     7,891,481

                                                                                                                     33,329,081
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.87%
     95,908  BRANDYWINE REALTY TRUST                                                                                  2,723,787
    102,705  COUSINS PROPERTIES INCORPORATED                                                                          2,656,978
     82,411  HEALTH CARE REIT INCORPORATED<<                                                                          2,637,152
    207,963  UNITED DOMINION REALTY TRUST INCORPORATED                                                                4,340,188

                                                                                                                     12,358,105
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.54%
    162,800  GAMESTOP CORPORATION CLASS A+<<                                                                          3,607,648
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.07%
     47,800  BOYD GAMING CORPORATION                                                                                  2,492,770
    176,200  ORIENT EXPRESS HOTELS LIMITED CLASS A                                                                    4,598,820

                                                                                                                      7,091,590
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.12%
    127,400  ACTUANT CORPORATION CLASS A+                                                                        $    5,722,808
     29,500  CARLISLE COMPANIES INCORPORATED                                                                          2,058,215
    101,000  FMC TECHNOLOGIES INCORPORATED+<<                                                                         3,351,180
     88,000  IDEX CORPORATION                                                                                         3,550,800
    110,900  KENNAMETAL INCORPORATED                                                                                  5,266,641
     65,100  MANITOWOC COMPANY INCORPORATED                                                                           2,629,389
    471,700  SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                 10,778,345
    489,300  ULTRATECH INCORPORATED+<<                                                                                7,143,780

                                                                                                                     40,501,158
                                                                                                                 --------------

INSURANCE CARRIERS - 5.82%
     72,700  ARGONAUT GROUP INCORPORATED+                                                                             1,542,694
    538,000  CONSECO INCORPORATED+<<                                                                                 10,985,960
    383,332  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                  11,384,960
    279,600  REINSURANCE GROUP OF AMERICA INCORPORATED                                                               11,905,368
     88,900  WELLCARE HEALTH PLANS INCORPORATED+                                                                      2,707,894

                                                                                                                     38,526,876
                                                                                                                 --------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.95%
    301,800  LAIDLAW INTERNATIONAL INCORPORATED+                                                                      6,277,440
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.32%
    179,400  DJ ORTHOPEDICS INCORPORATED+                                                                             4,493,970
    118,800  DRS TECHNOLOGIES INCORPORATED+                                                                           5,049,000
    128,150  FOSSIL INCORPORATED+                                                                                     3,322,289
    214,376  II-VI INCORPORATED+                                                                                      3,738,717
    130,600  ITRON INCORPORATED+<<                                                                                    3,870,984
    114,200  ROFIN-SINAR TECHNOLOGIES INCORPORATED+                                                                   3,670,388
    123,700  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                  4,440,830

                                                                                                                     28,586,178
                                                                                                                 --------------

METAL MINING - 2.09%
    324,100  AGNICO-EAGLE MINES LIMITED<<                                                                             4,715,655
    558,630  GOLDCORP INCORPORATED<<                                                                                  7,938,132
    212,200  HECLA MINING COMPANY+                                                                                    1,162,856

                                                                                                                     13,816,643
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.34%
    242,000  PETCO ANIMAL SUPPLIES INCORPORATED+                                                                      8,908,020
                                                                                                                 --------------

MISCELLANEOUS SERVICES - 0.76%
    274,100  AGCO CORPORATION+                                                                                        5,002,325
                                                                                                                 --------------

MOTION PICTURES - 0.88%
    156,700  CARMIKE CINEMAS INCORPORATED                                                                             5,841,776
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.33%
     67,200  LANDSTAR SYSTEM INCORPORATED+                                                                            2,200,800
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.38%
    269,315  APOLLO INVESTMENT CORPORATION                                                                       $    4,519,106
    318,100  ENCORE CAPITAL GROUP INCORPORATED+                                                                       4,628,355

                                                                                                                      9,147,461
                                                                                                                 --------------

OIL & GAS EXTRACTION - 4.69%
    230,797  DENBURY RESOURCES INCORPORATED+                                                                          8,130,978
    141,700  FOREST OIL CORPORATION+<<                                                                                5,738,850
    111,300  ST. MARY LAND & EXPLORATION COMPANY                                                                      5,570,565
    406,100  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                   6,984,920
    229,310  WILLBROS GROUP INCORPORATED+<<                                                                           4,632,062

                                                                                                                     31,057,375
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.29%
     56,700  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                            1,902,285
                                                                                                                 --------------

PERSONAL SERVICES - 1.38%
    166,800  JACKSON HEWITT TAX SERVICE INCORPORATED                                                                  3,489,456
    138,100  REGIS CORPORATION                                                                                        5,652,433

                                                                                                                      9,141,889
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.65%
    224,100  KANSAS CITY SOUTHERN+<<                                                                                  4,316,166
                                                                                                                 --------------

RESTAURANTS - 0.39%
    156,100  MCCORMICK & SCHMICK'S SEAFOOD, INCORPORATED+                                                             2,609,992
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.47%
     93,500  ARCHIPELAGO HOLDINGS INCORPORATED+                                                                       1,654,950
     32,900  GABELLI ASSET MANAGEMENT INCORPORATED CLASS A<<                                                          1,468,985

                                                                                                                      3,123,935
                                                                                                                 --------------

TEXTILE MILL PRODUCTS - 0.91%
    194,800  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                 6,015,424
                                                                                                                 --------------

TRANSPORTATION BY AIR - 1.86%
    234,900  EGL INCORPORATED+<<                                                                                      5,355,720
    174,400  JETBLUE AIRWAYS CORPORATION+<<                                                                           3,320,576
    543,000  NORTHWEST AIRLINES CORPORATION+<<                                                                        3,632,670

                                                                                                                     12,308,966
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.11%
    149,500  AIRGAS INCORPORATED                                                                                      3,571,555
    362,600  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                            8,176,630
     72,300  FRESH DEL MONTE PRODUCE INCORPORATED                                                                     2,206,596

                                                                                                                     13,954,781
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.20%
     49,800  NUCO2 INCORPORATED+                                                                                      1,309,740
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $539,904,038)                                                                             594,216,911
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INVESTMENT COMPANIES - 1.17%
     54,000  ISHARES RUSSELL 2000 INDEX FUND                                                                     $    6,596,100
     79,640  TECHNOLOGY INVESTMENT CAPITAL CORPORATION                                                                1,190,618

TOTAL INVESTMENT COMPANIES (COST $7,996,763)                                                                          7,786,718
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 11.05%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.63%
  1,662,612  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,662,612
  2,484,215  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          2,484,215

                                                                                                                      4,146,827
                                                                                                                 --------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 10.42%
$21,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
             (MATURITY VALUE $21,001,709)                                               2.93%        04/01/2005      21,000,000
 48,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $48,003,840)                                               2.88         04/01/2005      48,000,000

                                                                                                                     69,000,000
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $73,146,827)                                                         73,146,827
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 9.33%

SHARES

MUTUAL FUND - 9.33%
 61,770,593  WELLS FARGO MONEY MARKET TRUST~++                                                                       61,770,593
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $61,770,593)                                                                      61,770,593
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $682,818,221)*                        111.28%                                                              $  736,921,049
OTHER ASSETS AND LIABILITIES, NET           (11.28)                                                                 (74,711,906)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  662,209,143
                                            ======                                                               ==============


+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $61,770,593.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $20,097,600. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.28% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.02%
        N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                          $  513,615,607

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $530,157,353)                                               513,615,607
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $530,157,353)                         100.02%                                                              $  513,615,607
OTHER ASSETS AND LIABILITIES, NET            (0.02)                                                                    (100,129)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  513,515,478
                                            ======                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.70%
        N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                           $  153,804,675

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $141,406,750)                                               153,804,675
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $141,406,750)                          99.70%                                                              $  153,804,675
OTHER ASSETS AND LIABILITIES, NET             0.30                                                                      468,051
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  154,272,726
                                            ======                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 95.21%

CHEMICALS & ALLIED PRODUCTS - 47.01%
     33,670  ABBOTT LABORATORIES                                                                                 $    1,569,695
      6,400  ANDRX CORPORATION+                                                                                         145,088
     19,120  BIOGEN IDEC INCORPORATED+                                                                                  659,831
     12,800  EISAI COMPANY LIMITED                                                                                      434,505
     11,200  ELI LILLY & COMPANY                                                                                        583,520
      3,880  FOREST LABORATORIES INCORPORATED+                                                                          143,366
      7,000  GENENTECH INCORPORATED+                                                                                    396,270
      8,460  GILEAD SCIENCES INCORPORATED+                                                                              302,868
     46,170  GLAXOSMITHKLINE PLC                                                                                      1,058,340
      8,870  IMPAX LABORATORIES INCORPORATED+                                                                           141,920
     29,697  IVAX CORPORATION+                                                                                          587,110
     21,000  KYOWA HAKKO KOGYO COMPANY LIMITED                                                                          160,785
     24,550  MERCK & COMPANY INCORPORATED                                                                               794,683
     14,800  NITROMED INCORPORATED+                                                                                     256,188
     27,430  NOVARTIS AG                                                                                              1,279,707
     98,350  PFIZER INCORPORATED                                                                                      2,583,655
      9,350  ROCHE HOLDING AG                                                                                         1,002,191
     31,610  SMITH & NEPHEW PLC                                                                                         297,182
     45,470  VION PHARMACEUTICALS INCORPORATED+                                                                         129,590
     21,470  WYETH                                                                                                      905,605
      4,600  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED                                                                  155,721

                                                                                                                     13,587,820
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.12%
     13,730  GEN-PROBE INCORPORATED+                                                                                    611,809
                                                                                                                 --------------

FURNITURE & FIXTURES - 1.72%
      8,330  KINETIC CONCEPTS INCORPORATED+                                                                             496,884
                                                                                                                 --------------

HEALTH SERVICES - 5.23%
      8,990  COMMUNITY HEALTH SYSTEMS+                                                                                  313,841
      5,570  COVANCE INCORPORATED+                                                                                      265,188
     14,720  LIFEPOINT HOSPITALS INCORPORATED+                                                                          645,325
     20,510  NEKTAR THERAPEUTICS+                                                                                       285,909

                                                                                                                      1,510,263
                                                                                                                 --------------

INSURANCE CARRIERS - 15.82%
      9,860  AETNA INCORPORATED                                                                                         739,007
     23,500  PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                                  1,337,620
     15,200  UNITEDHEALTH GROUP INCORPORATED                                                                          1,449,776
      8,350  WELLPOINT INCORPORATED+                                                                                  1,046,673

                                                                                                                      4,573,076
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 14.86%
     19,160  BAXTER INTERNATIONAL INCORPORATED                                                                          651,057
      6,310  BECKMAN COULTER INCORPORATED                                                                               419,299
     14,850  BIOMET INCORPORATED                                                                                        539,055
      2,650  BIOSITE INCORPORATED+                                                                                      137,880

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
     14,820  BOSTON SCIENTIFIC CORPORATION+                                                                      $      434,078
      7,990  C.R. BARD INCORPORATED                                                                                     543,959
      9,400  DAIICHI PHARMACEUTICAL COMPANY LIMITED                                                                     220,032
      5,270  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                              299,968
     20,600  MEDTRONIC INCORPORATED                                                                                   1,049,570

                                                                                                                      4,294,898
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 6.99%
     30,090  JOHNSON & JOHNSON                                                                                        2,020,844
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.46%
      8,530  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                       422,832
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $26,962,266)                                                                               27,518,426
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 2.32%

MUTUAL FUND - 2.32%
    670,284  WELLS FARGO MONEY MARKET TRUST~++                                                                          670,284
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $670,284)                                                                            670,284
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $27,632,550)*                          97.53%                                                              $   28,188,710
OTHER ASSETS AND LIABILITIES, NET             2.47                                                                      714,602
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $   28,903,312
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $670,284.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 94.20%

BUSINESS SERVICES - 41.68%
    134,440  AMDOCS LIMITED+                                                                                     $    3,818,096
     70,340  AUTODESK INCORPORATED+                                                                                   2,093,318
     44,460  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+<<                                                            2,054,052
     77,820  F5 NETWORKS INCORPORATED+<<                                                                              3,929,132
     48,770  GOOGLE INCORPORATED+<<                                                                                   8,803,473
     15,780  INFOSYS TECHNOLOGIES LIMITED ADR<<                                                                       1,163,459
     34,240  INTUIT INCORPORATED+                                                                                     1,498,685
     19,970  JUNIPER NETWORKS INCORPORATED+                                                                             440,538
      2,490  MACROMEDIA INCORPORATED+                                                                                    83,415
      2,860  MCAFEE INCORPORATED+<<                                                                                      64,522
     54,860  MERCURY INTERACTIVE CORPORATION+<<                                                                       2,599,267
     84,350  MONSTER WORLDWIDE INCORPORATED+                                                                          2,366,017
    193,850  NCR CORPORATION+<<                                                                                       6,540,499
      3,840  NETEASE.COM INCORPORATED ADR+<<                                                                            185,126
    327,410  RED HAT INCORPORATED+<<                                                                                  3,572,043
      2,450  SAP AG<<                                                                                                    98,196
    122,620  SHANDA INTERACTIVE ENTERTAINMENT LIMITED+<<                                                              3,703,124
      5,070  SINA CORPORATION+<<                                                                                        157,474
      9,510  SUN MICROSYSTEMS INCORPORATED+                                                                              38,420
     69,310  SYMANTEC CORPORATION+<<                                                                                  1,478,382
     63,100  TELVENT GIT SA+                                                                                            627,845
    113,550  TIBCO SOFTWARE INCORPORATED+                                                                               845,948
    192,950  VERISIGN INCORPORATED+                                                                                   5,537,665
     17,330  VERITAS SOFTWARE CORPORATION+                                                                              402,403
    179,734  YAHOO! INCORPORATED+                                                                                     6,092,983

                                                                                                                     58,194,082
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 2.24%
     33,780  BIOGEN IDEC INCORPORATED+                                                                                1,165,748
     99,150  IVAX CORPORATION+<<                                                                                      1,960,195

                                                                                                                      3,125,943
                                                                                                                 --------------

COMMUNICATIONS - 4.13%
    134,580  NEXTEL PARTNERS INCORPORATED CLASS A+                                                                    2,955,377
  2,913,000  TENCENT HOLDINGS LIMITED+                                                                                2,110,206
     22,100  XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                                696,150

                                                                                                                      5,761,733
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 17.43%
        460  BROADCOM CORPORATION CLASS A+                                                                               13,763
     15,280  CISCO SYSTEMS INCORPORATED+                                                                                273,359
    223,650  COMVERSE TECHNOLOGY INCORPORATED+                                                                        5,640,453
    193,880  CYPRESS SEMICONDUCTOR+<<                                                                                 2,442,888
      2,672  INTERNATIONAL RECTIFIER CORPORATION+                                                                       121,576
    173,230  MARVELL TECHNOLOGY GROUP LIMITED+<<                                                                      6,641,638
     41,860  MICROCHIP TECHNOLOGY INCORPORATED                                                                        1,088,779

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
    152,440  NATIONAL SEMICONDUCTOR CORPORATION                                                                  $    3,141,789
        600  NINTENDO COMPANY LIMITED                                                                                    65,467
      1,880  QUALCOMM INCORPORATED                                                                                       68,902
      3,500  SAMSUNG ELECTRONICS COMPANY LIMITED                                                                      1,730,182
    166,850  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR+<<                                                1,414,888
     39,270  TESSERA TECHNOLOGIES INCORPORATED+<<                                                                     1,697,642

                                                                                                                     24,341,326
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.17%
     83,250  GREENFIELD ONLINE INCORPORATED+<<                                                                        1,635,862
                                                                                                                 --------------

HEALTH SERVICES - 0.24%
     21,320  VICURON PHARMACEUTICALS INCORPORATED+                                                                      336,003
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.05%
      1,690  SOFTBANK CORPORATION                                                                                        69,661
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 12.34%
    132,040  APPLE COMPUTER INCORPORATED+<<                                                                           5,502,107
     14,280  COOPER CAMERON CORPORATION+                                                                                816,959
    159,310  EMC CORPORATION+                                                                                         1,962,699
    193,260  HEWLETT-PACKARD COMPANY                                                                                  4,240,124
     27,210  NATIONAL-OILWELL INCORPORATED+<<                                                                         1,270,707
    124,100  SEAGATE TECHNOLOGY+<<                                                                                    2,426,155
     11,960  SMITH INTERNATIONAL INCORPORATED                                                                           750,251
      6,000  TREND MICRO INCORPORATED                                                                                   257,950

                                                                                                                     17,226,952
                                                                                                                 --------------

INSURANCE CARRIERS - 2.25%
     21,350  PACIFICARE HEALTH SYSTEMS INCORPORATED+<<                                                                1,215,242
     15,370  WELLPOINT INCORPORATED+                                                                                  1,926,630

                                                                                                                      3,141,872
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.80%
     15,160  GUIDANT CORPORATION                                                                                      1,120,324
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.05%
     54,920  JOHNSON & JOHNSON                                                                                        3,688,427
     58,180  TYCO INTERNATIONAL LIMITED                                                                               1,966,484

                                                                                                                      5,654,911
                                                                                                                 --------------

MOTION PICTURES - 1.40%
     35,740  AVID TECHNOLOGY INCORPORATED+                                                                            1,934,249
        350  DREAMWORKS ANIMATION SKG INCORPORATED+                                                                      14,248

                                                                                                                      1,948,497
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
OIL & GAS EXTRACTION - 4.01%
     17,410  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                            $      868,759
     12,350  HALLIBURTON COMPANY                                                                                        534,138
      8,740  NABORS INDUSTRIES LIMITED+                                                                                 516,884
     22,930  SCHLUMBERGER LIMITED                                                                                     1,616,106
     16,890  TRANSOCEAN INCORPORATED+                                                                                   869,159
     10,080  ULTRA PETROLEUM CORPORATION+                                                                               512,064
     11,890  WEATHERFORD INTERNATIONAL LIMITED+                                                                         688,907

                                                                                                                      5,606,017
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.88%
     25,860  UNITED TECHNOLOGIES CORPORATION                                                                          2,628,928
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.53%
      5,900  NIDEC CORPORATION                                                                                          734,543
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $120,061,621)                                                                             131,526,654
                                                                                                                 --------------

CONTRACTS                                                                          STRIKE PRICE  EXPIRATION DATE

OPTIONS - 1.20%
      9,637  NASDAQ-100 INDEX PUT+                                                      $ 38         05/21/2005       1,590,105
        100  RED HAT INCORPORATED CALL+                                                   10         04/16/2005          14,500
        550  RED HAT INCORPORATED CALL+                                                   10         05/21/2005          68,750

TOTAL OPTIONS (PREMIUMS $1,436,567)                                                                                   1,673,355
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 28.52%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.38%
  1,684,714  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,684,714
  1,636,614  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          1,636,614

                                                                                                                      3,321,328
                                                                                                                 --------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 26.14%
$25,500,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
             (MATURITY VALUE $25,502,075)                                               2.93%        04/01/2005      25,500,000
 11,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $11,000,880)                                               2.88         04/01/2005      11,000,000

                                                                                                                     36,500,000
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $39,821,328)                                                           39,821,328
                                                                                                                 --------------

WELLS FARGO STOCK FUNDS   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 6.65%

MUTUAL FUND - 6.65%
  9,278,117  WELLS FARGO MONEY MARKET TRUST~++                                                                   $   9,278,117
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,278,117)                                                                       9,278,117
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $170,597,633)*                        130.57%                                                              $  182,299,454
OTHER ASSETS AND LIABILITIES, NET           (30.57)                                                                 (42,679,461)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  139,619,993
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,278,117.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

SCHEDULE OF INVESTMENTS SOLD SHORT

SHARES        SECURITY NAME                                                                                           VALUE
SHORT SALES - (3.07%)
   (52,464)  EBAY INCORPORATED+                                                                                    $ (1,954,809)
    (9,600)  TELEFONAKTIEBOLAGET LM ERICSSON ADR+                                                                      (270,720)
   (22,500)  APPLIED MATERIALS INCORPORATED+                                                                           (365,625)
   (19,300)  NASDAQ-100 INDEX TRACKING STOCK+                                                                          (705,415)
   (50,850)  TECHNOLOGY SELECT SECTOR SPDR FUND+                                                                       (994,626)

TOTAL SHORT SALES (COST $(4,386,744))                                                                            $   (4,291,195)
                                                                                                                 --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                    THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                         STATEMENT OF ASSETS AND LIABILITIES --
WELLS FARGO STOCK FUNDS                               MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     DIVERSIFIED      DIVERSIFIED           EQUITY          EQUITY
                                                                          EQUITY        SMALL CAP           INCOME           INDEX
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................  $             0  $             0  $             0  $  385,986,369
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ................    1,393,844,829      498,682,493    1,088,735,317               0
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................                0                0                0      59,337,906
   INVESTMENTS IN AFFILIATES ..................................                0                0                0       5,802,388
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........    1,393,844,829      498,682,493    1,088,735,317     451,126,663
                                                                 ---------------  ---------------  ---------------  --------------
   CASH .......................................................                0                0                0          50,000
   FOREIGN CURRENCY, AT VALUE .................................                0                0                0               0
   RECEIVABLE FOR FUND SHARES ISSUED ..........................        1,296,079        1,595,844           65,518         108,586
   RECEIVABLE FOR INVESTMENTS SOLD ............................                0                0                0               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................                0                0                0         523,673
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ..........                0                0                0               0
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY
     CONTRACTS ................................................                0                0                0               0
   PREPAID EXPENSES AND OTHER ASSETS ..........................                0                0                0          23,029
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL ASSETS ..................................................    1,395,140,908      500,278,337    1,088,800,835     451,831,951
                                                                 ---------------  ---------------  ---------------  --------------

LIABILITIES
   SECURITIES SOLD SHORT, AT FAIR VALUE .......................                0                0                0               0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....                0                0                0          17,625
   FOREIGN TAXES PAYABLE ......................................                0                0                0               0
   PAYABLE FOR FUND SHARES REDEEMED ...........................          407,431                0          386,558         369,435
   PAYABLE FOR INVESTMENTS PURCHASED ..........................                0                0                0           9,396
   DIVIDENDS PAYABLE ..........................................               11                0                0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......          497,060          214,343          217,142         113,831
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ....................           95,257               21          112,652         114,969
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY
     CONTRACTS ................................................                0                0                0               0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................                0                0                0      59,337,906
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................           81,011           23,548           14,510               0
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL LIABILITIES .............................................        1,080,770          237,912          730,862      59,963,162
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL NET ASSETS ..............................................  $ 1,394,060,138  $   500,040,425  $ 1,088,069,973  $  391,868,789
                                                                 ===============  ===============  ===============  ==============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................  $   991,949,823  $   410,563,010  $ 1,023,839,311  $  204,533,672
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................         (970,004)        (666,572)      (1,199,930)      1,095,691
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......       81,811,276       31,641,179      121,545,134      15,549,018
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
     LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ............      321,269,043       58,502,808      (56,114,542)    170,705,808
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURREN CYCONTRACTS AND TRANSACTIONS ..............                0                0                0               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ......                0                0                0         (15,400)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
     SWAP AGREEMENTS, AND SHORT SALES .........................                0                0                0               0
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL NET ASSETS ..............................................  $ 1,394,060,138  $   500,040,425  $ 1,088,069,973  $  391,868,789
                                                                 ---------------  ---------------  ---------------  --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .......................................  $   112,022,287              N/A  $   189,104,593  $  346,410,971
   SHARES OUTSTANDING - CLASS A ...............................        2,848,599              N/A        5,403,799       7,050,469
   NET ASSET VALUE PER SHARE - CLASS A ........................  $         39.33              N/A  $         34.99  $        49.13
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..............  $         41.73              N/A  $         37.12  $        52.13
   NET ASSETS - CLASS B .......................................  $    73,391,831              N/A  $    72,476,707  $   45,457,818
   SHARES OUTSTANDING - CLASS B ...............................        1,929,387              N/A        2,071,045         925,944
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .....  $         38.04              N/A  $         35.00  $        49.09
   NET ASSETS - CLASS C .......................................  $     7,472,356              N/A  $     8,343,776             N/A
   SHARES OUTSTANDING - CLASS C ...............................          193,762              N/A          230,402             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .....  $         38.56              N/A  $         36.21             N/A
   NET ASSETS - INSTITUTIONAL CLASS ...........................  $ 1,201,173,664  $   500,040,425  $   818,144,897             N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................       30,527,338       36,755,149       23,411,289             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     INSTITUTIONAL CLASS ......................................  $         39.35  $         13.60  $         34.95             N/A
   NET ASSETS - SELECT CLASS ..................................              N/A              N/A              N/A             N/A
   SHARES OUTSTANDING - SELECT CLASS ..........................              N/A              N/A              N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT CLASS               N/A              N/A              N/A             N/A
                                                                 ---------------  ---------------  ---------------  --------------
INVESTMENTS AT COST ...........................................  $ 1,072,575,786  $   440,179,685  $ 1,144,849,859  $  280,420,855
                                                                 ===============  ===============  ===============  ==============
FOREIGN CURRENCIES AT COST ....................................  $             0  $             0  $             0  $            0
                                                                 ===============  ===============  ===============  ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................  $             0  $             0  $             0  $   65,976,295
                                                                 ===============  ===============  ===============  ==============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --
MARCH 31, 2005 (UNAUDITED)                               WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                           GROWTH                    INTERNATIONAL
                                                                          GROWTH           EQUITY            INDEX          EQUITY
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................  $   149,346,996  $             0  $             0  $  517,407,976
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ................                0      537,753,775    1,111,124,776               0
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................                0                0                0      31,287,120
   INVESTMENTS IN AFFILIATES ..................................        1,829,444                0                0       9,846,814
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........      151,176,440      537,753,775    1,111,124,776     558,541,910
                                                                 ---------------  ---------------  ---------------  --------------
   CASH .......................................................           50,000                0                0          50,000
   FOREIGN CURRENCY, AT VALUE .................................                0                0                0       3,932,850
   RECEIVABLE FOR FUND SHARES ISSUED ..........................           36,034          546,284          184,934         378,890
   RECEIVABLE FOR INVESTMENTS SOLD ............................                0                0                0         987,698
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................           88,081                0                0       2,375,230
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ..........                0                0                0               0
   UNREALIZED APPRECIATION ON FORWARD FOREIGN
     CURRENCY CONTRACTS .......................................                0                0                0               0
   PREPAID EXPENSES AND OTHER ASSETS ..........................            5,587           16,798                0               0
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL ASSETS ..................................................      151,356,142      538,316,857    1,111,309,710     566,266,578
                                                                 ---------------  ---------------  ---------------  --------------

LIABILITIES
   SECURITIES SOLD SHORT, AT FAIR VALUE .......................                0                0                0               0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....                0                0                0               0
   FOREIGN TAXES PAYABLE ......................................                0                0                0               0
   PAYABLE FOR FUND SHARES REDEEMED ...........................           47,875           14,024           11,677          67,771
   PAYABLE FOR INVESTMENTS PURCHASED ..........................                0                0                0       1,503,588
   DIVIDENDS PAYABLE ..........................................                0                0                0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......          124,950          213,089          226,275         560,190
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ....................           30,410           15,649            1,207          27,920
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN
    CURRENCY CONTRACTS ........................................                0                0                0           4,498
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................                0                0                0      31,287,120
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................                0                0           16,046          65,730
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL LIABILITIES .............................................          203,235          242,762          255,205      33,516,817
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL NET ASSETS ..............................................  $   151,152,907  $   538,074,095  $ 1,111,054,505  $  532,749,761
                                                                 ===============  ===============  ===============  ==============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................  $   181,692,285  $   334,840,499  $   774,958,204  $  592,147,603
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................          131,557         (341,659)       4,636,126         960,927
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......      (51,547,315)      32,742,439      (26,549,475)   (128,417,178)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
      LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...........       20,876,380      170,832,816      358,009,650      68,053,911
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURRENCY CONTRACTS AND TRANSACTIONS ..............                0                0                0           4,498
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ......                0                0                0               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
     SWAP AGREEMENTS, AND SHORT SALES .........................                0                0                0               0
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL NET ASSETS ..............................................  $   151,152,907  $   538,074,095  $ 1,111,054,505  $  532,749,761
                                                                 ---------------  ---------------  ---------------  --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .......................................  $   115,644,942  $    21,312,235              N/A  $   56,500,710
   SHARES OUTSTANDING - CLASS A ...............................        9,643,354          755,145              N/A       4,465,862
   NET ASSET VALUE PER SHARE - CLASS A ........................  $         11.99  $         28.22              N/A  $        12.65
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..............  $         12.72  $         29.94              N/A  $        13.42
   NET ASSETS - CLASS B .......................................  $     5,118,549  $    10,174,699              N/A  $   15,293,555
   SHARES OUTSTANDING - CLASS B ...............................          630,775          391,906              N/A       1,265,852
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .....  $          8.11  $         25.96              N/A  $        12.08
   NET ASSETS - CLASS C .......................................              N/A  $       920,143              N/A  $    1,490,741
   SHARES OUTSTANDING - CLASS C ...............................              N/A           34,120              N/A         123,599
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .....              N/A  $         26.97              N/A  $        12.06
   NET ASSETS - INSTITUTIONAL CLASS ...........................  $    30,389,416  $   505,667,018  $ 1,111,054,505  $  459,464,755
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................        2,141,040       17,727,731       23,402,144      36,380,670
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
     CLASS ....................................................  $         14.19  $         28.52  $         47.48  $        12.63
   NET ASSETS - SELECT CLASS ..................................              N/A              N/A              N/A             N/A
   SHARES OUTSTANDING - SELECT CLASS ..........................              N/A              N/A              N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT CLASS               N/A              N/A              N/A             N/A
                                                                 ---------------  ---------------  ---------------  --------------
INVESTMENTS AT COST ...........................................  $   130,300,060  $   366,920,959  $   753,115,126  $  490,434,565
                                                                 ===============  ===============  ===============  ==============
FOREIGN CURRENCIES AT COST ....................................  $             0  $             0  $             0  $    3,977,744
                                                                 ===============  ===============  ===============  ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................  $             0  $             0  $             0  $   23,622,276
                                                                 ===============  ===============  ===============  ==============

                                                                       LARGE CAP        LARGE CAP   LARGE COMPANY
                                                                    APPRECIATION            VALUE          GROWTH
                                                                            FUND             FUND            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................  $             0  $             0  $            0
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ................       43,800,589        8,015,190   2,533,725,993
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................                0                0               0
   INVESTMENTS IN AFFILIATES ..................................                0                0               0
                                                                 ---------------  ---------------  --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........       43,800,589        8,015,190   2,533,725,993
                                                                 ---------------  ---------------  --------------
   CASH .......................................................                0                0               0
   FOREIGN CURRENCY, AT VALUE .................................                0                0               0
   RECEIVABLE FOR FUND SHARES ISSUED ..........................          181,985           16,304       2,653,094
   RECEIVABLE FOR INVESTMENTS SOLD ............................                0                0               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................                0                0               0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ..........                0            4,630               0
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY
     CONTRACTS ................................................                0                0               0
   PREPAID EXPENSES AND OTHER ASSETS ..........................                0                0               0
                                                                 ---------------  ---------------  --------------
TOTAL ASSETS ..................................................       43,982,574        8,036,124   2,536,379,087
                                                                 ---------------  ---------------  --------------

LIABILITIES
   SECURITIES SOLD SHORT, AT FAIR VALUE .......................                0                0               0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....                0                0               0
   FOREIGN TAXES PAYABLE ......................................                0                0               0
   PAYABLE FOR FUND SHARES REDEEMED ...........................            2,000            6,084       2,026,251
   PAYABLE FOR INVESTMENTS PURCHASED ..........................                0                0               0
   DIVIDENDS PAYABLE ..........................................                0              652               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......            6,188                0         531,346
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ....................            8,341            3,652         284,612
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY
     CONTRACTS ................................................                0                0               0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................                0                0               0
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................           56,254           13,711         271,675
                                                                 ---------------  ---------------  --------------
TOTAL LIABILITIES .............................................           72,783           24,099       3,113,884
                                                                 ---------------  ---------------  --------------
TOTAL NET ASSETS ..............................................  $    43,909,791  $     8,012,025  $2,533,265,203
                                                                 ===============  ===============  ==============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................  $    37,535,777  $     7,424,413  $2,850,742,267
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................           29,494           10,765       5,277,842
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......        1,868,922          147,610    (411,824,819)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
      LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...........        4,475,598          429,237      89,069,913
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURRENCY CONTRACTS AND TRANSACTIONS ..............                0                0               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ......                0                0               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
     SWAP AGREEMENTS, AND SHORT SALES .........................                0                0               0
                                                                 ---------------  ---------------  --------------
TOTAL NET ASSETS ..............................................  $    43,909,791  $     8,012,025  $2,533,265,203
                                                                 ---------------  ---------------  --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
-----------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .......................................  $    24,666,559  $     3,247,142  $  412,929,205
   SHARES OUTSTANDING - CLASS A ...............................        2,300,139          254,638       9,126,603
   NET ASSET VALUE PER SHARE - CLASS A ........................  $         10.72  $         12.75  $        45.24
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..............  $         11.37  $         13.53  $        48.00
   NET ASSETS - CLASS B .......................................  $     2,209,155  $     1,818,709  $  194,422,480
   SHARES OUTSTANDING - CLASS B ...............................          211,021          143,404       4,762,993
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .....  $         10.47  $         12.68  $        40.82
   NET ASSETS - CLASS C .......................................  $       690,372  $       429,048  $   24,546,898
   SHARES OUTSTANDING - CLASS C ...............................           65,911           33,840         600,232
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .....  $         10.47  $         12.68  $        40.90
   NET ASSETS - INSTITUTIONAL CLASS ...........................  $    16,343,705  $     2,517,126  $1,856,212,814
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................        1,512,535          195,665      43,187,466
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
     CLASS ....................................................  $         10.81  $         12.86  $        42.98
   NET ASSETS - SELECT CLASS ..................................              N/A              N/A  $   45,153,806
   SHARES OUTSTANDING - SELECT CLASS ..........................              N/A              N/A       1,050,937
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT CLASS               N/A              N/A  $        42.97
                                                                 ---------------  ---------------  --------------
INVESTMENTS AT COST ...........................................  $    39,324,991  $     7,585,953  $2,444,656,080
                                                                 ===============  ===============  ==============
FOREIGN CURRENCIES AT COST ....................................  $             0  $             0  $            0
                                                                 ===============  ===============  ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................  $             0  $             0  $            0
                                                                 ===============  ===============  ==============

                                          STATEMENT OF ASSETS AND LIABILITIES --
WELLS FARGO STOCK FUNDS                               MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       MONTGOMERY
                                                                      MONTGOMERY    INSTITUTIONAL       MONTGOMERY
                                                                        EMERGING         EMERGING          MID CAP      MONTGOMERY
                                                                   MARKETS FOCUS          MARKETS           GROWTH       SMALL CAP
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................  $   210,881,109  $   104,140,682  $   101,641,068  $   94,386,018
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ................                0                0                0               0
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................                0                0       31,317,995      18,063,239
   INVESTMENTS IN AFFILIATES ..................................       10,822,493        3,649,466        4,949,032       1,912,269
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........      221,703,602      107,790,148      137,908,095     114,361,526
                                                                 ---------------  ---------------  ---------------  --------------
   CASH .......................................................                0                0           50,000               0
   FOREIGN CURRENCY, AT VALUE .................................          237,559        1,356,363                0               0
   RECEIVABLE FOR FUND SHARES ISSUED ..........................          171,743            4,910           41,594         142,644
   RECEIVABLE FOR INVESTMENTS SOLD ............................                0          287,075          756,607       1,154,322
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................        1,039,879          470,315           30,863           7,543
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ..........                0                0                0               0
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY
     CONTRACTS ................................................                0                0                0               0
   PREPAID EXPENSES AND OTHER ASSETS ..........................                0                0                0               0
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL ASSETS ..................................................      223,152,783      109,908,811      138,787,159     115,666,035
                                                                 ---------------  ---------------  ---------------  --------------

LIABILITIES
   SECURITIES SOLD SHORT, AT FAIR VALUE .......................                0                0                0               0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....                0                0                0               0
   FOREIGN TAXES PAYABLE ......................................          299,640           31,587                0               0
   PAYABLE FOR FUND SHARES REDEEMED ...........................           88,022           18,987           11,430          23,566
   PAYABLE FOR INVESTMENTS PURCHASED ..........................        5,274,433                0          563,484         966,375
   DIVIDENDS PAYABLE ..........................................                0                0                0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......          302,045          112,848           98,226          87,554
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ....................           38,730              328           30,282          11,167
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY
     CONTRACTS ................................................           37,927            2,265                0               0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................                0                0       31,317,995      18,063,239
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................          115,836           20,084           25,520          41,897
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL LIABILITIES .............................................        6,156,633          186,099       32,046,937      19,193,798
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL NET ASSETS ..............................................  $   216,996,150  $   109,722,712  $   106,740,222  $   96,472,237
                                                                 ===============  ===============  ===============  ==============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................  $   485,857,992  $   121,134,439  $    94,037,438  $   89,749,517
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................         (282,981)         262,000         (499,296)       (473,557)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......     (278,845,641)     (28,133,847)       4,143,783       2,896,312
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
       LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..........       10,304,707       16,462,385        9,058,297       4,299,965
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURRENCY CONTRACTS AND TRANSACTIONS ..............          (37,927)          (2,265)               0               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ......                0                0                0               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
     SWAP AGREEMENTS, AND SHORT SALES .........................                0                0                0               0
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL NET ASSETS ..............................................  $   216,996,150  $   109,722,712  $   106,740,222  $   96,472,237
                                                                 ---------------  ---------------  ---------------  --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .......................................  $   143,497,240              N/A  $    98,455,547  $   41,989,192
   SHARES OUTSTANDING - CLASS A ...............................        6,187,954              N/A       16,465,520       3,764,546
   NET ASSET VALUE PER SHARE - CLASS A ........................  $         23.19              N/A  $          5.98  $        11.15
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..............  $         24.60              N/A  $          6.34  $        11.83
   NET ASSETS - CLASS B .......................................  $     3,613,375              N/A  $     7,154,369  $      791,500
   SHARES OUTSTANDING - CLASS B ...............................          158,565              N/A        1,238,334          71,959
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .....  $         22.79              N/A  $          5.78  $        11.00
   NET ASSETS - CLASS C .......................................  $     2,552,138              N/A  $     1,130,306  $      193,921
   SHARES OUTSTANDING - CLASS C ...............................          112,606              N/A          195,609          17,601
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .....  $         22.66              N/A  $          5.78  $        11.02
   NET ASSETS - INSTITUTIONAL CLASS ...........................  $    67,333,397              N/A              N/A  $   53,497,624
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................        2,909,946              N/A              N/A       4,780,285
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     INSTITUTIONAL CLASS ......................................  $         23.14              N/A              N/A  $        11.19
   NET ASSETS - SELECT CLASS ..................................              N/A  $   109,722,712              N/A             N/A
   SHARES OUTSTANDING - SELECT CLASS ..........................              N/A        1,829,400              N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT CLASS               N/A  $         59.98              N/A             N/A
                                                                 ---------------  ---------------  ---------------  --------------
INVESTMENTS AT COST ...........................................  $   211,392,463  $    91,308,181  $   128,849,798  $  110,061,561
                                                                 ===============  ===============  ===============  ==============
FOREIGN CURRENCIES AT COST ....................................  $       243,477  $     1,355,838  $             0  $            0
                                                                 ===============  ===============  ===============  ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................  $             0  $             0  $    32,089,701  $   19,379,022
                                                                 ===============  ===============  ===============  ==============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --
MARCH 31, 2005 (UNAUDITED)                               WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                            SIFE
                                                                     SPECIALIZED            SMALL            SMALL           SMALL
                                                                       FINANCIAL              CAP              CAP         COMPANY
                                                                        SERVICES           GROWTH    OPPORTUNITIES          GROWTH
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................  $   419,652,757  $   119,773,468  $   602,003,629  $            0
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ................                0                0                0     513,615,607
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................                0       32,169,455       73,146,827               0
   INVESTMENTS IN AFFILIATES ..................................                0          508,270       61,770,593               0
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........      419,652,757      152,451,193      736,921,049     513,615,607
                                                                 ---------------  ---------------  ---------------  --------------
   CASH .......................................................           51,700           50,000           50,000               0
   FOREIGN CURRENCY, AT VALUE .................................                0                0                0               0
   RECEIVABLE FOR FUND SHARES ISSUED ..........................              851           14,852          185,849          42,003
   RECEIVABLE FOR INVESTMENTS SOLD ............................                0        1,591,237        6,142,378               0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................          883,741            5,666          328,134               0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ..........                0                0                0               0
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY
     CONTRACTS ................................................                0                0                0               0
   PREPAID EXPENSES AND OTHER ASSETS ..........................                0            7,622                0               0
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL ASSETS ..................................................      420,589,049      154,120,570      743,627,410     513,657,610
                                                                 ---------------  ---------------  ---------------  --------------
LIABILITIES
   SECURITIES SOLD SHORT, AT FAIR VALUE .......................                0                0                0               0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....                0                0                0               0
   FOREIGN TAXES PAYABLE ......................................                0                0                0               0
   PAYABLE FOR FUND SHARES REDEEMED ...........................          103,127           46,594            5,478           6,600
   PAYABLE FOR INVESTMENTS PURCHASED ..........................                0        1,127,909        7,587,788               0
   DIVIDENDS PAYABLE ..........................................                0                0                0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......          396,208          113,967          660,402         111,657
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ....................          101,023           35,544            1,228           2,058
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY
     CONTRACTS ................................................                0                0                0               0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................                0       32,169,455       73,146,827               0
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................          192,130                0           16,544          21,817
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL LIABILITIES .............................................          792,488       33,493,469       81,418,267         142,132
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL NET ASSETS ..............................................  $   419,796,561  $   120,627,101  $   662,209,143  $  513,515,478
                                                                 ===============  ===============  ===============  ==============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................  $   356,726,200  $   403,078,792  $   565,091,086  $  502,968,793
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................          199,026       (1,045,537)         453,059      (3,271,069)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......        4,665,709     (288,158,592)      42,562,170      30,359,500
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
       LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..........       58,205,626        6,752,438       54,102,828     (16,541,746)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURRENCY CONTRACTS AND TRANSACTIONS ..............                0                0                0               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ......                0                0                0               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
     SWAP AGREEMENTS, AND SHORT SALES .........................                0                0                0               0
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL NET ASSETS ..............................................  $   419,796,561  $   120,627,101  $   662,209,143  $  513,515,478
                                                                 ---------------  ---------------  ---------------  --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .......................................  $   410,805,502  $    58,598,998              N/A  $    1,486,868
   SHARES OUTSTANDING - CLASS A ...............................      115,556,389        3,724,014              N/A          53,262
   NET ASSET VALUE PER SHARE - CLASS A ........................  $          3.56  $         15.74              N/A  $        27.92
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..............  $          3.78  $         16.70              N/A  $        29.62
   NET ASSETS - CLASS B .......................................  $     7,477,190  $    20,125,739              N/A  $      432,634
   SHARES OUTSTANDING - CLASS B ...............................        2,108,957        1,359,410              N/A          15,622
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .....  $          3.55  $         14.80              N/A  $        27.69
   NET ASSETS - CLASS C .......................................  $     1,513,869  $     5,414,139              N/A  $       64,185
   SHARES OUTSTANDING - CLASS C ...............................          429,252          366,094              N/A           2,303
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .....  $          3.53  $         14.79              N/A  $        27.87
   NET ASSETS - INSTITUTIONAL CLASS ...........................              N/A  $    36,488,225  $   662,209,143  $  511,531,791
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................              N/A        2,257,324       20,588,316      18,261,429
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     INSTITUTIONAL CLASS ......................................              N/A  $         16.16  $         32.16  $        28.01
   NET ASSETS - SELECT CLASS ..................................              N/A              N/A              N/A             N/A
   SHARES OUTSTANDING - SELECT CLASS ..........................              N/A              N/A              N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT CLASS               N/A              N/A              N/A             N/A
                                                                 ---------------  ---------------  ---------------  --------------
INVESTMENTS AT COST ...........................................  $   361,447,131  $   145,698,755  $   682,818,221  $  530,157,353
                                                                 ===============  ===============  ===============  ==============
FOREIGN CURRENCIES AT COST ....................................  $             0  $             0  $             0  $            0
                                                                 ===============  ===============  ===============  ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................  $             0  $    31,529,729  $    89,415,259  $            0
                                                                 ===============  ===============  ===============  ==============
                                                                           SMALL      SPECIALIZED
                                                                         COMPANY           HEALTH     SPECIALIZED
                                                                           VALUE         SCIENCES      TECHNOLOGY
                                                                            FUND             FUND            FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................  $             0  $    27,518,426  $  133,200,009
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ................      153,804,675                0               0
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................                0                0      39,821,328
   INVESTMENTS IN AFFILIATES ..................................                0          670,284       9,278,117
                                                                 ---------------  ---------------  --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........      153,804,675       28,188,710     182,299,454
                                                                 ---------------  ---------------  --------------
   CASH .......................................................                0          150,000         166,336
   FOREIGN CURRENCY, AT VALUE .................................                0                0               0
   RECEIVABLE FOR FUND SHARES ISSUED ..........................          567,092            9,476          61,423
   RECEIVABLE FOR INVESTMENTS SOLD ............................                0          678,777      10,180,298
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................                0           46,287          35,803
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ..........                0                0               0
   UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY
   CONTRACTS ..................................................                0               66               0
   PREPAID EXPENSES AND OTHER ASSETS ..........................                0                0               0
                                                                 ---------------  ---------------  --------------
TOTAL ASSETS ..................................................      154,371,767       29,073,316     192,743,314
                                                                 ---------------  ---------------  --------------
LIABILITIES
   SECURITIES SOLD SHORT, AT FAIR VALUE .......................                0                0       4,291,195
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....                0                0               0
   FOREIGN TAXES PAYABLE ......................................                0                0               0
   PAYABLE FOR FUND SHARES REDEEMED ...........................           39,090           53,416         290,257
   PAYABLE FOR INVESTMENTS PURCHASED ..........................                0           68,467       8,468,835
   DIVIDENDS PAYABLE ..........................................               14                0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......           28,637           26,129         169,779
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ....................           25,627           18,590          53,043
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY
     CONTRACTS ................................................                0                0               0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................                0                0      39,821,328
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................            5,673            3,402          28,884
                                                                 ---------------  ---------------  --------------
TOTAL LIABILITIES .............................................           99,041          170,004      53,123,321
                                                                 ---------------  ---------------  --------------
TOTAL NET ASSETS ..............................................  $   154,272,726  $    28,903,312  $  139,619,993
                                                                 ===============  ===============  ==============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ............................................  $   129,018,639  $    29,705,500  $  341,990,239
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................           35,086         (115,467)     (2,701,417)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ......       12,821,076       (1,244,497)   (211,466,199)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
       LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..........       12,397,925          557,711      11,701,821
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
   FOREIGN CURRENCY CONTRACTS AND TRANSACTIONS ................                0               65               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ......                0                0               0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
     SWAP AGREEMENTS, AND SHORT SALES .........................                0                0          95,549
                                                                 ---------------  ---------------  --------------
TOTAL NET ASSETS ..............................................  $   154,272,726  $    28,903,312  $  139,619,993
                                                                 ---------------  ---------------  --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
-----------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .......................................  $    45,915,032  $    11,548,585  $  105,442,520
   SHARES OUTSTANDING - CLASS A ...............................        3,177,468        1,101,487      23,246,271
   NET ASSET VALUE PER SHARE - CLASS A ........................  $         14.45  $         10.48  $         4.54
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..............  $         15.33  $         11.12  $         4.82
   NET ASSETS - CLASS B .......................................  $    13,823,528  $    15,488,788  $   28,272,237
   SHARES OUTSTANDING - CLASS B ...............................          982,068        1,523,736       6,451,346
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .....  $         14.08  $         10.17  $         4.38
   NET ASSETS - CLASS C .......................................  $     3,463,126  $     1,865,939  $    5,905,236
   SHARES OUTSTANDING - CLASS C ...............................          246,088          183,344       1,349,268
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .....  $         14.07  $         10.18  $         4.38
   NET ASSETS - INSTITUTIONAL CLASS ...........................  $    91,071,040              N/A             N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................        6,258,952              N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     INSTITUTIONAL CLASS ......................................  $         14.55              N/A             N/A
   NET ASSETS - SELECT CLASS ..................................              N/A              N/A             N/A
   SHARES OUTSTANDING - SELECT CLASS ..........................              N/A              N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT CLASS               N/A              N/A             N/A
                                                                 ---------------  ---------------  --------------
INVESTMENTS AT COST ...........................................  $   141,406,750  $    27,632,550  $  170,597,633
                                                                 ===============  ===============  ==============
FOREIGN CURRENCIES AT COST ....................................  $             0  $             0  $            0
                                                                 ===============  ===============  ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................  $             0  $             0  $   38,217,695
                                                                 ===============  ===============  ==============

                                   STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS
WELLS FARGO STOCK FUNDS                         ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     DIVERSIFIED      DIVERSIFIED           EQUITY          EQUITY
                                                                          EQUITY        SMALL CAP           INCOME           INDEX
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................  $             0  $             0  $             0  $    4,821,052
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) ...       15,114,570        2,536,953       16,008,287               0
   INTEREST ...................................................                2                0                0           3,288
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS            17,304            1,875                0               0
   INCOME FROM AFFILIATED SECURITIES ..........................                0                0                0          89,402
   SECURITIES LENDING INCOME, NET .............................                0                0                0          18,895
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......       (4,241,529)      (1,659,936)      (4,067,192)              0
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ........          331,139           66,224          782,022               0
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL INVESTMENT INCOME .......................................       11,221,486          945,116       12,723,117       4,932,637
                                                                 ---------------  ---------------  ---------------  --------------

EXPENSES
   ADVISORY FEES ..............................................        1,758,766          604,207                0         200,781
   ADMINISTRATION FEES
     FUND LEVEL ...............................................          351,753          120,841          280,546         100,390
     CLASS A ..................................................          153,129              N/A          266,327         492,499
     CLASS B ..................................................          111,205              N/A          108,948          69,687
     CLASS C ..................................................           10,830              N/A           12,377             N/A
     INSTITUTIONAL CLASS ......................................        1,210,467          483,365          845,288             N/A
     SELECT CLASS .............................................              N/A              N/A              N/A             N/A
   CUSTODY FEES ...............................................                0                0                0          40,156
   SHAREHOLDER SERVICING FEES .................................          245,682          159,908          346,117         501,952
   ACCOUNTING FEES ............................................           50,072           23,748           41,954          21,416
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..................................................          297,871              N/A          291,825         186,663
     CLASS C ..................................................           29,009              N/A           33,153             N/A
   AUDIT FEES .................................................            4,239            4,388            3,689           9,473
   LEGAL FEES .................................................            6,982            2,493               49              49
   REGISTRATION FEES ..........................................               49               49           17,636           2,302
   SHAREHOLDER REPORTS ........................................           72,301            6,907          118,511          53,877
   TRUSTEES' FEES .............................................            3,684            3,684            3,684           3,684
   OTHER FEES AND EXPENSES ....................................           11,480            4,364            4,836          17,217
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL EXPENSES ................................................        4,317,519        1,413,954        2,374,940       1,700,146
                                                                 ---------------  ---------------  ---------------  --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............         (619,431)        (135,280)        (219,092)       (228,434)
   NET EXPENSES ...............................................        3,698,088        1,278,674        2,155,848       1,471,712
                                                                 ---------------  ---------------  ---------------  --------------
NET INVESTMENT INCOME (LOSS) ..................................        7,523,398         (333,558)      10,567,269       3,460,925
                                                                 ---------------  ---------------  ---------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................                0                0                0      15,615,839
   FUTURES TRANSACTIONS .......................................                0                0                0          78,838
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......                0                0                0               0
   AFFILIATED SECURITIES ......................................                0                0                0         152,223
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...      108,697,767       32,183,367      123,779,443               0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ......          569,513          142,325                0               0
                                                                 ---------------  ---------------  ---------------  --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................      109,267,280       32,325,692      123,779,443      15,846,900
                                                                 ---------------  ---------------  ---------------  --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................                0                0                0       6,099,433
   FORWARD FOREIGN CURRENCY CONTRACTS .........................                0                0                0               0
   FUTURES TRANSACTIONS .......................................                0                0                0          (1,100)
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......                0                0                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...      (17,553,394)       7,970,074      (41,634,573)              0
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
     FROM MASTER PORTFOLIOS ...................................           77,422         (103,669)               0               0
                                                                 ---------------  ---------------  ---------------  --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS .................................................      (17,475,972)       7,866,405      (41,634,573)      6,098,333
                                                                 ===============  ===============  ===============  ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........       91,791,308       40,192,097       82,144,870      21,945,233
                                                                 ---------------  ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................  $    99,314,706  $    39,858,539  $    92,712,139  $   25,406,158
                                                                 ===============  ===============  ===============  ==============

   (1)  NET OF FOREIGN WITHHOLDING TAXES OF ...................  $       218,853  $         1,251  $        18,054  $            0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS
ENDED MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                           GROWTH                    INTERNATIONAL
                                                                          GROWTH           EQUITY            INDEX          EQUITY
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................  $     1,047,646  $             0  $             0  $    4,846,125
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) ...                0        4,448,580       14,027,277               0
   INTEREST ...................................................                0                0                0               0
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS                 0           11,144           10,512               0
   INCOME FROM AFFILIATED SECURITIES ..........................           31,654                0                0         126,882
   SECURITIES LENDING INCOME, NET .............................           38,728                0                0          33,509
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......                0       (2,099,624)        (652,865)              0
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ........                0           27,918          540,408               0
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL INVESTMENT INCOME .......................................        1,118,028        2,388,018       13,925,332       5,006,516
                                                                 ---------------  ---------------  ---------------  --------------

EXPENSES
   ADVISORY FEES ..............................................          602,705          681,425                0       2,451,386
   ADMINISTRATION FEES
     FUND LEVEL ...............................................           40,180          136,285          287,751         129,330
     CLASS A ..................................................          171,641           29,026              N/A          79,359
     CLASS B ..................................................            8,292           15,589              N/A          21,540
     CLASS C ..................................................              N/A            1,318              N/A           2,295
     INSTITUTIONAL CLASS ......................................           32,198          512,331        1,151,003         443,609
     SELECT CLASS .............................................              N/A              N/A              N/A             N/A
   CUSTODY FEES ...............................................           16,072                0                0         258,660
   SHAREHOLDER SERVICING FEES .................................          160,654           41,011                0          92,138
   ACCOUNTING FEES ............................................           14,552           25,508           42,775          57,122
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..................................................           22,211           41,757              N/A          57,696
     CLASS C ..................................................              N/A            3,529              N/A           6,147
   AUDIT FEES .................................................            9,273            4,188            3,791           9,473
   LEGAL FEES .................................................               49               49            5,584              49
   REGISTRATION FEES ..........................................            9,358            4,295           10,221              49
   SHAREHOLDER REPORTS ........................................            1,995           29,418           45,873          24,932
   TRUSTEES' FEES .............................................            3,684            3,684            3,684           3,684
   OTHER FEES AND EXPENSES ....................................              996            2,193           11,293           1,944
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL EXPENSES ................................................        1,093,860        1,531,606        1,561,975       3,639,413
                                                                 ---------------  ---------------  ---------------  --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............         (107,389)        (109,092)        (239,267)       (250,186)
   NET EXPENSES ...............................................          986,471        1,422,514        1,322,708       3,389,227
                                                                 ---------------  ---------------  ---------------  --------------
NET INVESTMENT INCOME (LOSS) ..................................          131,557          965,504       12,602,624       1,617,289
                                                                 ---------------  ---------------  ---------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................        7,645,271                0                0      14,096,943
   FUTURES TRANSACTIONS .......................................                0                0                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......                0                0                0               0
   AFFILIATED SECURITIES ......................................                0                0                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...                0       52,704,970       21,096,157               0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ......                0          154,200           15,303               0
                                                                 ---------------  ---------------  ---------------  --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................        7,645,271       52,859,170       21,111,460      14,096,943
                                                                 ---------------  ---------------  ---------------  --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................       (1,170,908)               0                0      51,810,701
   FORWARD FOREIGN CURRENCY CONTRACTS .........................                0                0                0          (1,281)
   FUTURES TRANSACTIONS .......................................                0                0                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......                0                0                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...                0      (14,333,400)      39,356,393               0
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
     FROM MASTER PORTFOLIOS ...................................                0           39,325           77,372               0
                                                                 ---------------  ---------------  ---------------  --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS .................................................       (1,170,908)     (14,294,075)      39,433,765      51,809,420
                                                                 ===============  ===============  ===============  ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........        6,474,363       38,565,095       60,545,225      65,906,363
                                                                 ---------------  ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................  $     6,605,920  $    39,530,599  $    73,147,849  $   67,523,652
                                                                 ===============  ===============  ===============  ==============

   (1)  NET OF FOREIGN WITHHOLDING TAXES OF ...................  $         2,048  $       170,209  $             0  $      542,137

                                                                       LARGE CAP        LARGE CAP   LARGE COMPANY
                                                                    APPRECIATION            VALUE          GROWTH
                                                                            FUND             FUND            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................  $             0  $             0  $            0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) ...          418,973           62,867      28,189,566
   INTEREST ...................................................                0                0           3,042
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS                 0                0               0
   INCOME FROM AFFILIATED SECURITIES ..........................                0                0               0
   SECURITIES LENDING INCOME, NET .............................                0                0               0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......         (151,014)         (22,753)     (9,490,763)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ........                1                0           5,542
                                                                 ---------------  ---------------  --------------
TOTAL INVESTMENT INCOME .......................................          267,960           40,114      18,707,387
                                                                 ---------------  ---------------  --------------

EXPENSES
   ADVISORY FEES ..............................................                0                0               0
   ADMINISTRATION FEES
     FUND LEVEL ...............................................           10,215            1,463         685,078
     CLASS A ..................................................           31,556            3,453         626,630
     CLASS B ..................................................            2,474            2,185         302,849
     CLASS C ..................................................              918              511          40,627
     INSTITUTIONAL CLASS ......................................           15,895            1,458       1,995,226
     SELECT CLASS .............................................              N/A              N/A          26,077
   CUSTODY FEES ...............................................                0                0               0
   SHAREHOLDER SERVICING FEES .................................           31,204            5,490         866,166
   ACCOUNTING FEES ............................................           11,136           19,115          88,071
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..................................................            6,628            5,853         811,202
     CLASS C ..................................................            2,458            1,369         108,822
   AUDIT FEES .................................................            3,740            3,689           3,690
   LEGAL FEES .................................................               49               49          17,359
   REGISTRATION FEES ..........................................               49           12,363              48
   SHAREHOLDER REPORTS ........................................            1,198            2,493          49,041
   TRUSTEES' FEES .............................................            3,684            3,684           3,684
   OTHER FEES AND EXPENSES ....................................              981               60           6,928
                                                                 ---------------  ---------------  --------------
TOTAL EXPENSES ................................................          122,185           63,235       5,631,498
                                                                 ---------------  ---------------  --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............          (28,619)         (44,021)       (366,588)
   NET EXPENSES ...............................................           93,566           19,214       5,264,910
                                                                 ---------------  ---------------  --------------
NET INVESTMENT INCOME (LOSS) ..................................          174,394           20,900      13,442,477
                                                                 ---------------  ---------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................                0                0               0
   FUTURES TRANSACTIONS .......................................                0                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......                0                0               0
   AFFILIATED SECURITIES ......................................                0                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...        1,808,853          213,549      17,629,151
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ......                0                0               0
                                                                 ---------------  ---------------  --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................        1,808,853          213,549      17,629,151
                                                                 ---------------  ---------------  --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................                0                0               0
   FORWARD FOREIGN CURRENCY CONTRACTS .........................                0                0               0
   FUTURES TRANSACTIONS .......................................                0                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......                0                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...        2,135,211          262,793      (4,850,809)
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
     FROM MASTER PORTFOLIOS ...................................                0                0               0
                                                                 ---------------  ---------------  --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS .................................................        2,135,211          262,793      (4,850,809)
                                                                 ===============  ===============  ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........        3,944,064          476,342      12,778,342
                                                                 ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..................................................  $     4,118,458  $       497,242  $   26,220,819
                                                                 ===============  ===============  ==============

   (1)  NET OF FOREIGN WITHHOLDING TAXES OF ...................  $             0  $             0  $            0

                                   STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS
WELLS FARGO STOCK FUNDS                         ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       MONTGOMERY
                                                                      MONTGOMERY    INSTITUTIONAL       MONTGOMERY
                                                                        EMERGING         EMERGING          MID CAP      MONTGOMERY
                                                                   MARKETS FOCUS          MARKETS           GROWTH       SMALL CAP
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................  $     1,575,093  $       957,327  $       245,892  $       81,125
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) ...                0                0                0               0
   INTEREST ...................................................            2,077              620                0               0
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS                 0                0                0               0
   INCOME FROM AFFILIATED SECURITIES ..........................          110,637           38,639           42,239          26,498
   SECURITIES LENDING INCOME, NET .............................            6,302            5,225           15,397          21,966
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......                0                0                0               0
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ........                0                0                0               0
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL INVESTMENT INCOME .......................................        1,694,109        1,001,811          303,528         129,589
                                                                 ---------------  ---------------  ---------------  --------------

EXPENSES
   ADVISORY FEES ..............................................        1,196,210          597,448          407,141         415,221
   ADMINISTRATION FEES
     FUND LEVEL ...............................................           54,373           27,157           27,143          23,068
     CLASS A ..................................................          209,633              N/A          140,180          62,775
     CLASS B ..................................................            4,576              N/A           10,278           1,088
     CLASS C ..................................................            3,635              N/A            1,541             290
     INSTITUTIONAL CLASS ......................................           61,890              N/A              N/A          46,447
     SELECT CLASS .............................................              N/A           54,313              N/A             N/A
   CUSTODY FEES ...............................................          271,866          135,784           10,857           9,227
   SHAREHOLDER SERVICING FEES .................................          194,503                0          135,714          72,161
   ACCOUNTING FEES ............................................           30,552           20,395           13,066          21,578
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..................................................           12,257              N/A           27,530           2,916
     CLASS C ..................................................            9,736              N/A            4,129             778
   AUDIT FEES .................................................            9,473            9,175            5,884           6,732
   LEGAL FEES .................................................               49               49               49              49
   REGISTRATION FEES ..........................................            8,226            4,987            7,979          15,985
   SHAREHOLDER REPORTS ........................................           31,912            3,889           12,465           2,712
   TRUSTEES' FEES .............................................            3,684            3,684            3,684           3,684
   OTHER FEES AND EXPENSES ....................................            1,919            5,284              419           5,966
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL EXPENSES ................................................        2,104,494          862,165          808,059         690,677
                                                                 ---------------  ---------------  ---------------  --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............         (108,088)        (183,219)          (5,235)        (87,531)
   NET EXPENSES ...............................................        1,996,406          678,946          802,824         603,146
                                                                 ---------------  ---------------  ---------------  --------------
NET INVESTMENT INCOME (LOSS) ..................................         (302,297)         322,865         (499,296)       (473,557)
                                                                 ---------------  ---------------  ---------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................       37,298,748       14,306,425        7,859,103       4,331,450
   FUTURES TRANSACTIONS .......................................                0                0                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......                0                0                0               0
   AFFILIATED SECURITIES ......................................                0                0                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...                0                0                0               0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ......                0                0                0               0
                                                                 ---------------  ---------------  ---------------  --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................       37,298,748       14,306,425        7,859,103       4,331,450
                                                                 ---------------  ---------------  ---------------  --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................      (12,419,281)        (257,956)       2,242,669       1,140,697
   FORWARD FOREIGN CURRENCY CONTRACTS .........................          (37,927)          (2,265)               0               0
   FUTURES TRANSACTIONS .......................................                0                0                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......                0                0                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...                0                0                0               0
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
     FROM MASTER PORTFOLIOS ...................................                0                0                0               0
                                                                 ---------------  ---------------  ---------------  --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS ..............................................      (12,457,208)        (260,221)       2,242,669       1,140,697
                                                                 ===============  ===============  ===============  ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........       24,841,540       14,046,204       10,101,772       5,472,147
                                                                 ---------------  ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $    24,539,243  $    14,369,069  $     9,602,476  $    4,998,590
                                                                 ===============  ===============  ===============  ==============

   (1)  NET OF FOREIGN WITHHOLDING TAXES OF ...................  $       196,900  $       232,447  $             0  $            0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS
ENDED MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                            SIFE
                                                                     SPECIALIZED            SMALL            SMALL           SMALL
                                                                       FINANCIAL              CAP              CAP         COMPANY
                                                                        SERVICES           GROWTH    OPPORTUNITIES          GROWTH
                                                                            FUND             FUND             FUND            FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................  $     5,900,394  $       119,001  $     3,585,948  $            0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) ...                0                0                0       1,354,633
   INTEREST ...................................................          156,308                0              949               0
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS                 0                0                0               0
   INCOME FROM AFFILIATED SECURITIES ..........................                0           11,191          548,505               0
   SECURITIES LENDING INCOME, NET .............................            5,582           33,236           62,598               0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......                0                0                0      (2,355,909)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ........                0                0                0             141
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL INVESTMENT INCOME .......................................        6,062,284          163,428        4,198,000      (1,001,135)
                                                                 ---------------  ---------------  ---------------  --------------

EXPENSES
   ADVISORY FEES ..............................................        2,220,336          592,931        2,791,484               0
   ADMINISTRATION FEES
     FUND LEVEL ...............................................          116,860           32,941          156,872         130,028
     CLASS A ..................................................          639,324           87,439              N/A           1,694
     CLASS B ..................................................           12,674           30,431              N/A             424
     CLASS C ..................................................            2,417            8,219              N/A              75
     INSTITUTIONAL CLASS ......................................              N/A           41,699          627,488         518,545
     SELECT CLASS .............................................              N/A              N/A              N/A             N/A
   CUSTODY FEES ...............................................           46,744           13,176           62,749               0
   SHAREHOLDER SERVICING FEES .................................          584,299          127,159          205,240         176,251
   ACCOUNTING FEES ............................................           23,294           13,727           27,855          33,771
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..................................................           33,948           81,511              N/A           1,136
     CLASS C ..................................................            6,473           22,014              N/A             201
   AUDIT FEES .................................................            9,335            9,025            9,025           3,689
   LEGAL FEES .................................................               49               49               49              49
   REGISTRATION FEES ..........................................               49           22,439           10,470          48,367
   SHAREHOLDER REPORTS ........................................           24,932           22,439           26,927          22,937
   TRUSTEES' FEES .............................................            3,684            3,684            3,684           3,684
   OTHER FEES AND EXPENSES ....................................            2,648              984            2,242           3,413
                                                                 ---------------  ---------------  ---------------  --------------
TOTAL EXPENSES ................................................        3,727,066        1,109,867        3,924,085         944,264
                                                                 ---------------  ---------------  ---------------  --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............         (531,431)        (102,639)        (179,144)       (177,228)
   NET EXPENSES ...............................................        3,195,635        1,007,228        3,744,941         767,036
                                                                 ---------------  ---------------  ---------------  --------------
NET INVESTMENT INCOME (LOSS) ..................................        2,866,649         (843,800)         453,059      (1,768,171)
                                                                 ---------------  ---------------  ---------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................        7,625,494        8,912,017       50,399,665               0
   FUTURES TRANSACTIONS .......................................                0                0                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......                0                0                0               0
   AFFILIATED SECURITIES ......................................                0                0                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...                0                0                0      38,984,721
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ......                0                0                0               0
                                                                 ---------------  ---------------  ---------------  --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................        7,625,494        8,912,017       50,399,665      38,984,721
                                                                 ---------------  ---------------  ---------------  --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................       (5,710,619)         798,549         (409,336)              0
   FORWARD FOREIGN CURRENCY CONTRACTS .........................                0                0                0               0
   FUTURES TRANSACTIONS .......................................                0                0                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......                0                0                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...                0                0                0     (13,721,896)
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
     FROM MASTER PORTFOLIOS ...................................                0                0                0               0
                                                                 ---------------  ---------------  ---------------  --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS ..............................................       (5,710,619)         798,549         (409,336)    (13,721,896)
                                                                 ===============  ===============  ===============  ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........        1,914,875        9,710,566       49,990,329      25,262,825
                                                                 ---------------  ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $     4,781,524  $     8,866,766  $    50,443,388  $   23,494,654
                                                                 ===============  ===============  ===============  ==============

   (1)  NET OF FOREIGN WITHHOLDING TAXES OF ...................  $         3,303  $             0  $        31,213  $        3,593

                                                                           SMALL      SPECIALIZED
                                                                         COMPANY           HEALTH     SPECIALIZED
                                                                           VALUE         SCIENCES      TECHNOLOGY
                                                                            FUND             FUND            FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................  $             0  $       209,662  $      130,129
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) ...          957,515                0               0
   INTEREST ...................................................                0                0           8,568
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS                 0                0               0
   INCOME FROM AFFILIATED SECURITIES ..........................                0            5,532          69,267
   SECURITIES LENDING INCOME, NET .............................                0            1,166          59,591
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......         (624,851)               0               0
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ........            9,834                0               0
                                                                 ---------------  ---------------  --------------
TOTAL INVESTMENT INCOME .......................................          342,498          216,360         267,555
                                                                 ---------------  ---------------  --------------

EXPENSES
   ADVISORY FEES ..............................................                0          150,031         796,926
   ADMINISTRATION FEES
     FUND LEVEL ...............................................           33,791            7,896          37,949
     CLASS A ..................................................           54,723           17,723         160,406
     CLASS B ..................................................           18,281           23,506          43,148
     CLASS C ..................................................            4,349            2,991           8,960
     INSTITUTIONAL CLASS ......................................           79,914              N/A             N/A
     SELECT CLASS .............................................              N/A              N/A             N/A
   CUSTODY FEES ...............................................                0           11,055          53,128
   SHAREHOLDER SERVICING FEES .................................           94,318           39,482         189,744
   ACCOUNTING FEES ............................................           13,824           11,371          17,410
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..................................................           48,967           62,961         115,574
     CLASS C ..................................................           11,649            8,011          23,999
   AUDIT FEES .................................................            3,689            6,830           7,879
   LEGAL FEES .................................................               49               49              49
   REGISTRATION FEES ..........................................           16,620           19,447          14,959
   SHAREHOLDER REPORTS ........................................            8,403           11,468          27,424
   TRUSTEES' FEES .............................................            3,684            3,684           3,684
   OTHER FEES AND EXPENSES ....................................              593              520           5,566
                                                                 ---------------  ---------------  --------------
TOTAL EXPENSES ................................................          392,854          377,025       1,506,805
                                                                 ---------------  ---------------  --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............          (73,981)         (45,409)        (39,021)
   NET EXPENSES ...............................................          318,873          331,616       1,467,784
                                                                 ---------------  ---------------  --------------
NET INVESTMENT INCOME (LOSS) ..................................           23,625         (115,256)     (1,200,229)
                                                                 ---------------  ---------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................                0         (778,827)     14,725,599
   FUTURES TRANSACTIONS .......................................                0                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......                0                0        (698,544)
   AFFILIATED SECURITIES ......................................                0                0               0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...       12,538,339                0               0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ......                0                0               0
                                                                 ---------------  ---------------  --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................       12,538,339         (778,827)     14,027,055
                                                                 ---------------  ---------------  --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..............................................                0          977,485       1,124,754
   FORWARD FOREIGN CURRENCY CONTRACTS .........................                0               65               0
   FUTURES TRANSACTIONS .......................................                0                0               0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......                0                0        (180,152)
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ...        1,854,571                0               0
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
     FROM MASTER PORTFOLIOS ...................................                0                0               0
                                                                 ---------------  ---------------  --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS ..............................................        1,854,571          977,550         944,602
                                                                 ===============  ===============  ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........       14,392,910          198,723      14,971,657
                                                                 ---------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $    14,416,535  $        83,467  $   13,771,428
                                                                 ===============  ===============  ==============

   (1)  NET OF FOREIGN WITHHOLDING TAXES OF ...................  $             0  $        10,795  $        1,783

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         DIVERSIFIED EQUITY FUND
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $  1,369,558,672    $  1,330,747,695
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............          7,523,398           7,356,897
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....        109,267,280          95,317,225
    NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ............        (17,475,972)         67,644,545
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................         99,314,706         170,318,667
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................           (884,827)           (578,321)
        CLASS B ................................                  0                   0
        CLASS C ................................                  0              (9,113)
        INSTITUTIONAL CLASS ....................        (12,443,279)        (10,528,516)
        SELECT CLASS ...........................                N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................         (8,227,714)                  0
        CLASS B ................................         (6,298,862)                  0
        CLASS C ................................           (588,145)                  0
        INSTITUTIONAL CLASS ....................        (91,862,270)                  0
        SELECT CLASS ...........................                N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........         15,835,443          32,613,526
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....          8,869,043             563,843
    COST OF SHARES REDEEMED - CLASS A ..........        (12,528,856)        (17,075,571)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....         12,175,630          16,101,798
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........          3,347,459           8,470,633
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....          6,133,671                   0
    COST OF SHARES REDEEMED - CLASS B ..........        (17,336,597)        (29,790,073)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....         (7,855,467)        (21,319,440)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........            463,461           2,930,554
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....            566,003               8,804
    COST OF SHARES REDEEMED - CLASS C ..........         (1,286,937)         (5,723,214)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....           (257,473)         (2,783,856)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................         67,408,787          89,554,860
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................         99,029,018           9,771,273
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................       (125,008,638)       (211,716,375)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................         41,429,167        (112,390,242)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............         45,491,857        (120,391,740)
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........         24,501,466          38,810,977
                                                   ================    ================
ENDING NET ASSETS ..............................   $  1,394,060,138    $  1,369,558,672
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $       (970,004)   $      4,834,704
                                                   ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                        DIVERSIFIED SMALL CAP FUND                  EQUITY INCOME FUND
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $    441,079,970    $    285,649,964    $  1,129,725,841    $  1,179,002,933
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............           (333,558)         (1,307,984)         10,567,269          17,487,078
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         32,325,692          39,448,576         123,779,443          80,760,341
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............          7,866,405          20,537,133         (41,634,573)         90,350,904
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................         39,858,539          58,677,725          92,712,139         188,598,323
                                                   ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................                N/A                 N/A          (1,874,123)         (2,566,601)
        CLASS B ................................                N/A                 N/A            (451,740)           (544,949)
        CLASS C ................................                N/A                 N/A             (48,527)            (60,888)
        INSTITUTIONAL CLASS ....................                  0                   0          (9,265,330)        (14,939,285)
        SELECT CLASS ...........................                N/A                 N/A                 N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................                N/A                 N/A         (10,623,933)         (7,361,116)
        CLASS B ................................                N/A                 N/A          (4,382,815)         (4,069,787)
        CLASS C ................................                N/A                 N/A            (483,616)           (473,510)
        INSTITUTIONAL CLASS ....................        (34,661,689)         (2,149,514)        (48,226,560)        (39,639,161)
        SELECT CLASS ...........................                N/A                 N/A                 N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........                N/A                 N/A          10,327,589          50,304,418
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....                N/A                 N/A          11,825,552           9,424,243
    COST OF SHARES REDEEMED - CLASS A ..........                N/A                 N/A         (22,367,909)        (52,183,846)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....                N/A                 N/A            (214,768)          7,544,815
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........                N/A                 N/A             990,507           6,219,524
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....                N/A                 N/A           4,622,965           4,441,413
    COST OF SHARES REDEEMED - CLASS B ..........                N/A                 N/A         (14,799,687)        (39,000,992)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....                N/A                 N/A          (9,186,215)        (28,340,055)
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........                N/A                 N/A             253,236           3,016,093
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....                N/A                 N/A             494,653             511,729
    COST OF SHARES REDEEMED - CLASS C ..........                N/A                 N/A          (1,657,304)         (6,251,133)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....                N/A                 N/A            (909,415)         (2,723,311)
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................        136,515,004         165,066,978          36,252,085          88,345,659
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................         30,040,513           1,848,585          25,076,517          28,204,721
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................       (112,791,912)        (68,013,768)       (110,029,567)       (261,251,947)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................         53,763,605          98,901,795         (48,700,965)       (144,701,567)
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A                 N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A                 N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............         53,763,605          98,901,795         (59,011,363)       (168,220,118)
                                                   ================    ================    ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........         58,960,455         155,430,006         (41,655,868)        (49,277,092)
                                                   ================    ================    ================    ================
ENDING NET ASSETS ..............................   $    500,040,425    $    441,079,970    $  1,088,069,973    $  1,129,725,841
                                                   ================    ================    ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS) .....................   $       (666,572)   $       (333,014)   $     (1,199,930)   $       (127,479)
                                                   ================    ================    ================    ================

                                                            EQUITY INDEX FUND
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $    392,786,664    $    370,479,206
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............          3,460,925           3,943,398
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         15,846,900          15,042,773
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............          6,098,333          28,991,411
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         25,406,158          47,977,582
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................         (4,793,751)         (3,594,201)
        CLASS B ................................           (242,251)           (238,636)
        CLASS C ................................                N/A                 N/A
        INSTITUTIONAL CLASS ....................                N/A                 N/A
        SELECT CLASS ...........................                N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................        (13,042,762)         (9,179,216)
        CLASS B ................................         (1,871,580)         (1,662,278)
        CLASS C ................................                N/A                 N/A
        INSTITUTIONAL CLASS ....................                N/A                 N/A
        SELECT CLASS ...........................                N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........         25,350,941          30,654,791
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....         17,593,350          12,579,788
    COST OF SHARES REDEEMED - CLASS A ..........        (42,055,468)        (43,188,440)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....            888,823              46,139
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........          1,515,926           5,708,041
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....          1,975,611           1,799,806
    COST OF SHARES REDEEMED - CLASS B ..........        (10,754,049)        (18,549,779)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....         (7,262,512)        (11,041,932)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....                N/A                 N/A
    COST OF SHARES REDEEMED - CLASS C ..........                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....                N/A                 N/A
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................                N/A                 N/A
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................                N/A                 N/A
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............         (6,373,689)        (10,995,793)
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........           (917,875)         22,307,458
                                                   ================    ================
ENDING NET ASSETS ..............................   $    391,868,789    $    392,786,664
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $      1,095,691    $      2,670,768
                                                   ================    ================

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               GROWTH FUND
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $    156,650,767    $    182,181,653
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            131,557            (978,658)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          7,645,271          18,755,944
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............         (1,170,908)         (2,157,608)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................          6,605,920          15,619,678
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................                  0                   0
        CLASS B ................................                  0                   0
        CLASS C ................................                N/A                 N/A
        INSTITUTIONAL CLASS ....................                  0                   0
        SELECT CLASS ...........................                N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................                  0                   0
        CLASS B ................................                  0                   0
        CLASS C ................................                N/A                 N/A
        INSTITUTIONAL CLASS ....................                  0                   0
        SELECT CLASS ...........................                N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........          2,008,421          13,509,271
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....                  0                   0
    COST OF SHARES REDEEMED - CLASS A ..........        (12,740,059)        (28,111,949)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....        (10,731,638)        (14,602,678)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........            167,804             525,505
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....                  0                   0
    COST OF SHARES REDEEMED - CLASS B ..........         (1,705,820)         (6,823,250)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....         (1,538,016)         (6,297,745)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....                N/A                 N/A
    COST OF SHARES REDEEMED - CLASS C ..........                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....                N/A                 N/A
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................          7,854,018           4,768,365
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................                  0                   0
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................         (7,688,144)        (25,018,506)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................            165,874         (20,250,141)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............        (12,103,780)        (41,150,564)
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........         (5,497,860)        (25,530,886)
                                                   ================    ================
ENDING NET ASSETS ..............................   $    151,152,907    $    156,650,767
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $        131,557    $              0
                                                   ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                            GROWTH EQUITY FUND                          INDEX FUND
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $    525,438,936    $    483,415,617    $  1,087,211,965    $    839,581,398
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            965,504            (452,789)         12,602,624          15,264,330
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         52,859,170          53,348,831          21,111,460           6,837,519
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............        (14,294,075)          7,935,511          39,433,765          94,101,464
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................         39,530,599          60,831,553          73,147,849         116,203,313
                                                   ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................                  0                   0                 N/A                 N/A
        CLASS B ................................                  0                   0                 N/A                 N/A
        CLASS C ................................                  0                   0                 N/A                 N/A
        INSTITUTIONAL CLASS ....................           (599,922)                  0         (19,362,331)        (12,191,997)
        SELECT CLASS ...........................                N/A                 N/A                 N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................         (1,105,103)                  0                 N/A                 N/A
        CLASS B ................................           (643,047)                  0                 N/A                 N/A
        CLASS C ................................            (52,253)                  0                 N/A                 N/A
        INSTITUTIONAL CLASS ....................        (26,827,315)                  0                   0                   0
        SELECT CLASS ...........................                N/A                 N/A                 N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........          3,290,137           8,155,721                 N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....          1,095,308                   0                 N/A                 N/A
    COST OF SHARES REDEEMED - CLASS A ..........         (2,090,125)         (6,829,491)                N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....          2,295,320           1,326,230                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........            679,006           1,403,248                 N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....            633,928                   0                 N/A                 N/A
    COST OF SHARES REDEEMED - CLASS B ..........         (3,032,611)         (5,785,750)                N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....         (1,719,677)         (4,382,502)                N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........             60,485           1,057,856                 N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....             50,214                   0                 N/A                 N/A
    COST OF SHARES REDEEMED - CLASS C ..........           (301,687)         (3,213,537)                N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....           (190,988)         (2,155,681)                N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................         35,759,108          47,653,149         279,167,066         363,731,981
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................         27,200,769                   0          17,112,058          10,206,039
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................        (61,012,332)        (61,249,430)       (326,222,102)       (230,318,769)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................          1,947,545         (13,596,281)        (29,942,978)        143,619,251
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A                 N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A                 N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............          2,332,200         (18,808,234)        (29,942,978)        143,619,251
                                                   ================    ================    ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........         12,635,159          42,023,319          23,842,540         247,630,567
                                                   ================    ================    ================    ================
ENDING NET ASSETS ..............................   $    538,074,095    $    525,438,936    $  1,111,054,505    $  1,087,211,965
                                                   ================    ================    ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $       (341,659)   $       (707,241)   $      4,636,126    $     11,395,833
                                                   ================    ================    ================    ================

                                                         INTERNATIONAL EQUITY FUND
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $    467,171,367    $    341,539,379
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............          1,617,289           1,956,363
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         14,096,943          50,948,829
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............         51,809,420          (7,460,321)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................         67,523,652          45,444,871
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................            (16,267)           (343,354)
        CLASS B ................................                  0                   0
        CLASS C ................................                  0                   0
        INSTITUTIONAL CLASS ....................         (1,410,206)         (2,172,125)
        SELECT CLASS ...........................                N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................                  0                   0
        CLASS B ................................                  0                   0
        CLASS C ................................                  0                   0
        INSTITUTIONAL CLASS ....................                  0                   0
        SELECT CLASS ...........................                N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........         12,292,164          34,019,095
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....             14,027             308,442
    COST OF SHARES REDEEMED - CLASS A ..........        (19,441,321)        (37,815,062)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....         (7,135,130)         (3,487,525)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........          1,032,238           1,672,912
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....                  0                   0
    COST OF SHARES REDEEMED - CLASS B ..........         (2,508,635)         (9,380,119)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....         (1,476,397)         (7,707,207)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........            142,252           2,315,404
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....                  0                   0
    COST OF SHARES REDEEMED - CLASS C ..........           (488,323)         (3,532,703)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....           (346,071)         (1,217,299)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................         51,263,997         183,796,592
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................            991,065           1,217,270
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................        (43,816,249)        (89,899,235)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................          8,438,813          95,114,627
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............           (518,785)         82,702,596
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........         65,578,394         125,631,988
                                                   ================    ================
ENDING NET ASSETS ..............................   $    532,749,761    $    467,171,367
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $        960,927    $        770,111
                                                   ================    ================

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       LARGE CAP APPRECIATION FUND
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $     37,400,421    $     19,886,345
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            174,394              (2,257)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          1,808,853           1,842,329
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............          2,135,211             510,488
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................          4,118,458           2,350,560
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................            (83,495)                  0
        CLASS B ................................                  0                   0
        CLASS C ................................                  0                   0
        INSTITUTIONAL CLASS ....................            (59,487)                  0
        SELECT CLASS ...........................                N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................           (254,198)                  0
        CLASS B ................................            (19,836)                  0
        CLASS C ................................             (7,690)                  0
        INSTITUTIONAL CLASS ....................           (178,894)                  0
        SELECT CLASS ...........................                N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........         12,459,171          46,131,464
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....            341,568                   0
    COST OF SHARES REDEEMED - CLASS A ..........        (10,444,096)        (27,267,749)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....          2,356,643          18,863,715
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........            679,544             331,706
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....             20,190                   0
    COST OF SHARES REDEEMED - CLASS B ..........           (140,674)           (402,549)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....            559,060             (70,843)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........             99,619             200,948
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....              7,092                   0
    COST OF SHARES REDEEMED - CLASS C ..........           (144,914)            (75,202)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....            (38,203)            125,746
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................          1,710,108           5,063,404
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................            241,307                   0
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................         (1,834,403)         (8,818,506)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................            117,012          (3,755,102)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............          2,994,512          15,163,516
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........          6,509,370          17,514,076
                                                   ================    ================
ENDING NET ASSETS ..............................   $     43,909,791    $     37,400,421
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $         29,494    $         (1,918)
                                                   ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                           LARGE CAP VALUE FUND                 LARGE COMPANY GROWTH FUND
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $      3,447,414    $        135,376    $  2,735,592,632    $  2,413,164,172
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............             20,900               5,150          13,442,477         (13,524,259)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....            213,549             (65,970)         17,629,151          (8,745,855)
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............            262,793             167,829          (4,850,809)         70,319,943
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................            497,242             107,009          26,220,819          48,049,829
                                                   ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................            (14,200)               (215)                  0                   0
        CLASS B ................................                  0                   0                   0                   0
        CLASS C ................................               (343)                  0                   0                   0
        INSTITUTIONAL CLASS ....................               (485)                 (8)         (3,294,215)                  0
        SELECT CLASS ...........................                N/A                 N/A            (195,867)                  0
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................                  0                   0                   0                   0
        CLASS B ................................                  0                   0                   0                   0
        CLASS C ................................                  0                   0                   0                   0
        INSTITUTIONAL CLASS ....................                  0                   0                   0                   0
        SELECT CLASS ...........................                N/A                 N/A                   0                   0
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........          1,778,916           1,700,518          63,333,731         226,871,741
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....             13,506                 212                   0                   0
    COST OF SHARES REDEEMED - CLASS A ..........           (406,818)           (188,030)       (109,464,888)       (143,572,856)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....          1,385,604           1,512,700         (46,131,157)         83,298,885
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........            575,231           1,176,569           3,037,670          15,638,671
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....                  0                   0               3,424                   0
    COST OF SHARES REDEEMED - CLASS B ..........            (50,898)           (105,393)        (30,672,228)        (46,690,878)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....            524,333           1,071,176         (27,631,134)        (31,052,207)
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........            110,729             346,565             786,156           8,428,654
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....                270                   0                   0                   0
    COST OF SHARES REDEEMED - CLASS C ..........            (12,095)            (70,027)         (8,518,996)        (17,578,056)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....             98,904             276,538          (7,732,840)         (9,149,402)
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................          2,086,331             377,495         300,571,392         724,672,537
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................                 13                   8           2,634,629              10,259
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................            (12,788)            (32,665)       (438,581,898)       (548,030,082)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................          2,073,556             344,838        (135,375,877)        176,652,714
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A           2,223,265          56,224,521
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A             195,867                   0
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A         (10,606,290)         (1,595,880)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A          (8,187,158)         54,628,641
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............          4,082,397           3,205,252        (225,058,166)        274,378,631
                                                   ================    ================    ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........          4,564,611           3,312,038        (202,327,429)        322,428,460
                                                   ================    ================    ================    ================
ENDING NET ASSETS ..............................   $      8,012,025    $      3,447,414    $  2,533,265,203    $  2,735,592,632
                                                   ================    ================    ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $         10,765    $          4,893    $      5,277,842    $     (4,674,553)
                                                   ================    ================    ================    ================

                                                           MONTGOMERY EMERGING
                                                            MARKETS FOCUS FUND
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $    195,485,641    $    147,923,625
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............           (302,297)            109,589
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         37,298,748          22,364,001
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............        (12,457,208)         (1,822,458)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................         24,539,243          20,651,132
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................                  0                   0
        CLASS B ................................                  0                   0
        CLASS C ................................                  0                   0
        INSTITUTIONAL CLASS ....................                  0                   0
        SELECT CLASS ...........................                N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................                  0                   0
        CLASS B ................................                  0                   0
        CLASS C ................................                  0                   0
        INSTITUTIONAL CLASS ....................                  0                   0
        SELECT CLASS ...........................                N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........          7,877,598          42,622,949
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....                  0                   0
    COST OF SHARES REDEEMED - CLASS A ..........        (21,707,786)        (38,155,402)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....        (13,830,188)          4,467,547
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........            714,321           3,225,548
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....                  0                   0
    COST OF SHARES REDEEMED - CLASS B ..........           (202,824)           (638,967)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....            511,497           2,586,581
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........            493,124           3,089,595
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....                  0                   0
    COST OF SHARES REDEEMED - CLASS C ..........           (679,844)         (1,114,195)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....           (186,720)          1,975,400
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................         24,387,619          40,096,075
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................                  0                   0
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................        (13,910,941)        (22,214,719)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................         10,476,678          17,881,356
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............         (3,028,733)         26,910,884
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........         21,510,510          47,562,016
                                                   ================    ================
ENDING NET ASSETS ..............................   $    216,996,151    $    195,485,641
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $       (282,981)   $         19,317
                                                   ================    ================

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         MONTGOMERY INSTITUTIONAL
                                                          EMERGING MARKETS FUND
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    101,260,179    $     82,432,357
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            322,865           1,347,944
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         14,306,425          19,513,352
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............           (260,221)            658,500
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         14,369,069          21,519,796
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................                N/A                 N/A
        CLASS B ................................                N/A                 N/A
        CLASS C ................................                N/A                 N/A
        INSTITUTIONAL CLASS ....................                N/A                 N/A
        SELECT CLASS ...........................           (857,339)         (1,191,535)
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................                N/A                 N/A
        CLASS B ................................                N/A                 N/A
        CLASS C ................................                N/A                 N/A
        INSTITUTIONAL CLASS ....................                N/A                 N/A
        SELECT CLASS ...........................                  0                   0
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....                N/A                 N/A
    COST OF SHARES REDEEMED - CLASS A ..........                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....                N/A                 N/A
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....                N/A                 N/A
    COST OF SHARES REDEEMED - CLASS B ..........                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....                N/A                 N/A
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....                N/A                 N/A
    COST OF SHARES REDEEMED - CLASS C ..........                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....                N/A                 N/A
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................                N/A                 N/A
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................                N/A                 N/A
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...          3,154,891           4,739,711
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS            761,776           1,096,518
    COST OF SHARES REEDEMED - SELECT CLASS .....         (8,965,864)         (7,336,668)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS         (5,049,197)         (1,500,439)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............         (5,049,197)         (1,500,439)
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........          8,462,533          18,827,822
                                                   ================    ================
ENDING NET ASSETS ..............................   $    109,722,712    $    101,260,179
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $        262,000    $        796,474
                                                   ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                      MONTGOMERY MID CAP GROWTH FUND            MONTGOMERY SMALL CAP FUND
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    100,935,469    $     93,802,876    $     77,405,074    $     83,683,988
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............           (499,296)           (459,372)           (473,557)           (996,692)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          7,859,103          20,496,573           4,331,450          15,982,760
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............          2,242,669          (6,512,512)          1,140,697          (2,732,511)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................          9,602,476          13,524,689           4,998,590          12,253,557
                                                   ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................                  0                   0                   0                   0
        CLASS B ................................                  0                   0                   0                   0
        CLASS C ................................                  0                   0                   0                   0
        INSTITUTIONAL CLASS ....................                N/A                 N/A                   0                   0
        SELECT CLASS ...........................                N/A                 N/A                 N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................         (6,766,534)                  0            (734,681)                  0
        CLASS B ................................           (516,365)                  0             (12,594)                  0
        CLASS C ................................            (77,755)                  0              (3,390)                  0
        INSTITUTIONAL CLASS ....................                N/A                 N/A            (752,142)                  0
        SELECT CLASS ...........................                N/A                 N/A                 N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........          8,158,986           9,114,792             420,030          16,727,066
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....          6,512,508                   0             625,705                   0
    COST OF SHARES REDEEMED - CLASS A ..........        (11,347,563)        (16,773,631)         (4,269,623)        (68,651,262)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....          3,323,931          (7,658,839)         (3,223,888)        (51,924,196)
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........            710,935           2,459,175              99,276             610,998
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....            493,517                   0              12,126                   0
    COST OF SHARES REDEEMED - CLASS B ..........         (1,046,763)         (1,522,399)            (48,533)            (23,149)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....            157,689             936,776              62,869             587,849
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........             97,603             601,492              22,627             236,688
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....             75,368                   0               3,266                   0
    COST OF SHARES REDEEMED - CLASS C ..........            (91,660)           (271,525)            (41,436)           (127,737)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....             81,311             329,967             (15,543)            108,951
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................                N/A                 N/A          18,768,370          33,083,387
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................                N/A                 N/A             750,684                   0
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................                N/A                 N/A            (771,112)           (388,462)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................                N/A                 N/A          18,747,942          32,694,925
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A                 N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A                 N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............          3,562,931          (6,392,096)         15,571,380         (18,532,471)
                                                   ================    ================    ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........          5,804,753           7,132,593          19,067,163          (6,278,914)
                                                   ================    ================    ================    ================
ENDING NET ASSETS ..............................   $    106,740,222    $    100,935,469    $     96,472,237    $     77,405,074
                                                   ================    ================    ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $       (499,296)   $              0    $       (473,557)   $              0
                                                   ================    ================    ================    ================

                                                             SIFE SPECIALIZED
                                                         FINANCIAL SERVICES FUND
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    493,651,523    $    534,868,373
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............          2,866,649           3,666,968
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          7,625,494          52,856,927
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............         (5,710,619)          1,834,539
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................          4,781,524          58,358,434
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................         (2,762,739)         (3,565,380)
        CLASS B ................................             (3,269)                  0
        CLASS C ................................             (2,540)               (663)
        INSTITUTIONAL CLASS ....................                N/A                 N/A
        SELECT CLASS ...........................                N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................        (34,065,237)        (97,627,103)
        CLASS B ................................           (683,262)         (3,561,855)
        CLASS C ................................           (137,845)           (390,033)
        INSTITUTIONAL CLASS ....................                N/A                 N/A
        SELECT CLASS ...........................                N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........          7,517,237          30,592,379
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....         32,990,841          88,714,507
    COST OF SHARES REDEEMED - CLASS A ..........        (78,704,930)       (105,433,261)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....        (38,196,852)         13,873,625
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........            245,318             940,133
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....            620,937           3,261,292
    COST OF SHARES REDEEMED - CLASS B ..........         (3,430,528)        (12,622,515)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....         (2,564,273)         (8,421,090)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........             76,415             291,874
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....            112,683             328,271
    COST OF SHARES REDEEMED - CLASS C ..........           (409,567)           (502,930)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....           (220,469)            117,215
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................                N/A                 N/A
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................                N/A                 N/A
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............        (40,981,594)          5,569,750
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........        (73,854,962)        (41,216,850)
                                                   ================    ================
ENDING NET ASSETS ..............................   $    419,796,561    $    493,651,523
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $        199,026    $        100,925
                                                   ================    ================

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SMALL CAP GROWTH FUND
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $    131,274,075    $    147,490,363
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............           (843,800)         (1,902,948)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          8,912,017          29,765,125
    NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ............            798,549          (7,651,652)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................          8,866,766          20,210,525
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................                  0                   0
        CLASS B ................................                  0                   0
        CLASS C ................................                  0                   0
        INSTITUTIONAL CLASS ....................                  0                   0
        SELECT CLASS ...........................                N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................                  0                   0
        CLASS B ................................                  0                   0
        CLASS C ................................                  0                   0
        INSTITUTIONAL CLASS ....................                  0                   0
        SELECT CLASS ...........................                N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........          2,750,011          25,750,738
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....                  0                   0
    COST OF SHARES REDEEMED - CLASS A ..........         (9,059,631)        (28,001,887)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....         (6,309,620)         (2,251,149)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........            382,706           1,919,024
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....                  0                   0
    COST OF SHARES REDEEMED - CLASS B ..........         (3,484,494)        (11,865,975)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....         (3,101,788)         (9,946,951)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........             61,827           4,263,583
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....                  0                   0
    COST OF SHARES REDEEMED - CLASS C ..........           (995,575)         (8,817,354)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....           (933,748)         (4,553,771)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................          5,332,394          16,693,159
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................                  0                   0
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................        (14,500,978)        (36,368,101)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................         (9,168,584)        (19,674,942)
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............        (19,513,740)        (36,426,813)
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........        (10,646,974)        (16,216,288)
                                                   ================    ================
ENDING NET ASSETS ..............................   $    120,627,101    $    131,274,075
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $     (1,045,537)   $       (201,737)
                                                   ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                       SMALL CAP OPPORTUNITIES FUND             SMALL COMPANY GROWTH FUND
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $    534,599,946    $    381,786,103    $    487,289,383    $    432,327,842
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            453,059          (1,285,817)         (1,768,171)         (4,865,993)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         50,399,665          89,139,718          38,984,721          85,747,063
    NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ............           (409,336)         12,126,460         (13,721,896)        (28,490,050)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................         50,443,388          99,980,361          23,494,654          52,391,020
                                                   ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................                N/A                 N/A                   0                   0
        CLASS B ................................                N/A                 N/A                   0                   0
        CLASS C ................................                N/A                 N/A                   0                   0
        INSTITUTIONAL CLASS ....................                  0                   0                   0                   0
        SELECT CLASS ...........................                N/A                 N/A                 N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................                N/A                 N/A              (6,766)                  0
        CLASS B ................................                N/A                 N/A              (1,419)                  0
        CLASS C ................................                N/A                 N/A                (277)                  0
        INSTITUTIONAL CLASS ....................        (77,157,592)        (13,757,861)         (3,114,794)                  0
        SELECT CLASS ...........................                N/A                 N/A                 N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........                N/A                 N/A           1,238,407           1,126,380
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....                N/A                 N/A               6,736                   0
    COST OF SHARES REDEEMED - CLASS A ..........                N/A                 N/A            (609,612)           (267,825)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....                N/A                 N/A             635,531             858,555
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........                N/A                 N/A             325,012             164,284
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....                N/A                 N/A               1,370                   0
    COST OF SHARES REDEEMED - CLASS B ..........                N/A                 N/A             (29,374)            (16,000)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....                N/A                 N/A             297,008             148,284
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........                N/A                 N/A              36,148              62,000
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....                N/A                 N/A                 277                   0
    COST OF SHARES REDEEMED - CLASS C ..........                N/A                 N/A                  (3)            (33,345)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....                N/A                 N/A              36,422              28,655
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................        285,589,880         147,842,686          86,340,505          94,460,412
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................         73,211,174          12,814,552           3,041,362                   0
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................       (204,477,653)        (94,065,895)        (84,496,131)        (92,925,385)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................        154,323,401          66,591,343           4,885,736           1,535,027
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A                 N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A                 N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............        154,323,401          66,591,343           5,854,697           2,570,521
                                                   ================    ================    ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........        127,609,197         152,813,843          26,226,095          54,961,541
                                                   ================    ================    ================    ================
ENDING NET ASSETS ..............................   $    662,209,143    $    534,599,946    $    513,515,478    $    487,289,383
                                                   ================    ================    ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $        453,059    $              0    $     (3,271,069)   $     (1,502,898)
                                                   ================    ================    ================    ================

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SMALL COMPANY VALUE FUND
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $    105,204,995    $     51,381,646
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............             23,625             (45,507)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         12,538,339           8,595,704
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............          1,854,571           5,544,381
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................         14,416,535          14,094,578
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................                  0                   0
        CLASS B ................................                  0                   0
        CLASS C ................................                  0                   0
        INSTITUTIONAL CLASS ....................                  0              (6,676)
        SELECT CLASS ...........................                N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................         (2,264,229)           (489,154)
        CLASS B ................................           (780,300)           (345,335)
        CLASS C ................................           (187,151)            (72,713)
        INSTITUTIONAL CLASS ....................         (4,617,320)         (1,538,455)
        SELECT CLASS ...........................                N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........         23,297,207          27,195,204
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....          2,197,603             480,131
    COST OF SHARES REDEEMED - CLASS A ..........        (12,485,432)         (8,040,236)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....         13,009,378          19,635,099
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........          2,014,459           4,817,935
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....            756,145             338,265
    COST OF SHARES REDEEMED - CLASS B ..........         (1,119,724)         (2,560,385)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....          1,650,880           2,595,815
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........            847,300           1,781,257
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....            176,872              71,379
    COST OF SHARES REDEEMED - CLASS C ..........           (467,296)           (906,284)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....            556,876             946,352
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................         70,074,463          37,177,934
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................          4,411,297           1,464,701
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................        (47,202,698)        (19,638,797)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................         27,283,062          19,003,838
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............         42,500,196          42,181,104
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........         49,067,731          53,823,349
                                                   ================    ================
ENDING NET ASSETS ..............................   $    154,272,726    $    105,204,995
                                                   ================    ================
ENDING BALANCE UNDISTRIBUTED NET INVESTMENT
 INCOME (LOSS) .................................   $         35,086    $         11,461
                                                   ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                     SPECIALIZED HEALTH SCIENCES FUND          SPECIALIZED TECHNOLOGY FUND
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
        BEGINNING NET ASSETS ...................   $     32,279,696    $     32,278,535    $    138,469,918    $    149,563,405
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............           (115,256)           (449,319)         (1,200,229)         (2,507,281)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....           (778,827)          7,377,089          14,027,055          21,073,396
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............            977,550          (3,837,308)            944,602         (11,092,162)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................             83,467           3,090,462          13,771,428           7,473,953
                                                   ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................               (211)                  0                   0                   0
        CLASS B ................................                  0                   0                   0                   0
        CLASS C ................................                  0                   0                   0                   0
        INSTITUTIONAL CLASS ....................                N/A                 N/A                 N/A                 N/A
        SELECT CLASS ...........................                N/A                 N/A                 N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................            (26,495)                  0                   0                   0
        CLASS B ................................            (36,166)                  0                   0                   0
        CLASS C ................................             (4,769)                  0                   0                   0
        INSTITUTIONAL CLASS ....................                N/A                 N/A                 N/A                 N/A
        SELECT CLASS ...........................                N/A                 N/A                 N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........          1,129,195           2,726,838          19,331,309          21,842,996
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....             25,169                   0                   0                   0
    COST OF SHARES REDEEMED - CLASS A ..........         (2,532,323)         (3,904,415)        (28,377,943)        (34,249,853)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....         (1,377,959)         (1,177,577)         (9,046,634)        (12,406,857)
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........            164,923           1,219,265             488,465           1,711,178
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....             34,857                   0                   0                   0
    COST OF SHARES REDEEMED - CLASS B ..........         (1,822,999)         (2,834,555)         (3,635,041)         (6,236,082)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS B ....         (1,623,219)         (1,615,290)         (3,146,576)         (4,524,904)
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........             29,896             269,583             558,684             748,996
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....              4,198                   0                   0                   0
    COST OF SHARES REDEEMED - CLASS C ..........           (425,126)           (566,017)           (986,827)         (2,384,675)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - CLASS C ....           (391,032)           (296,434)           (428,143)         (1,635,679)
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD -
      INSTITUTIONAL CLASS ......................                N/A                 N/A                 N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ......................                N/A                 N/A                 N/A                 N/A
    COST OF SHARES REDEEMED -
      INSTITUTIONAL CLASS ......................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - SELECT CLASS ...                N/A                 N/A                 N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS                N/A                 N/A                 N/A                 N/A
    COST OF SHARES REEDEMED - SELECT CLASS .....                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS - SELECT CLASS                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ..............         (3,392,210)         (3,089,301)        (12,621,353)        (18,567,440)
                                                   ================    ================    ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........         (3,376,384)              1,161           1,150,075         (11,093,487)
                                                   ================    ================    ================    ================
ENDING NET ASSETS ..............................   $     28,903,312    $     32,279,696    $    139,619,993    $    138,469,918
                                                   ================    ================    ================    ================
ENDING BALANCE UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ................................   $       (115,467)   $              0    $     (2,701,417)   $     (1,501,188)
                                                   ================    ================    ================    ================

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                    BEGINNING          NET              AND  DISTRIBUTIONS  DISTRIBUTIONS
                                                    NET ASSET   INVESTMENT       UNREALIZED       FROM NET       FROM NET
                                                    VALUE PER       INCOME   GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                        SHARE       (LOSS)      INVESTMENTS         INCOME          GAINS
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUIT
-------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    $39.91        0.18(7)        2.75          (0.32)        (3.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    $35.61        0.15           4.41          (0.26)         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    $29.00        0.13           6.59          (0.11)         0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    $36.33        0.09(7)       (6.85)         (0.15)        (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    $52.73        0.09         (11.70)         (0.17)        (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    $48.01        0.16           7.39          (0.16)        (2.67)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    $38.55        0.03(7)        2.65           0.00         (3.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    $34.43       (0.40)          4.52           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    $28.15       (0.19)          6.47           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    $35.41       (0.20)(7)      (6.64)          0.00         (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    $51.70       (0.17)        (11.50)          0.00         (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    $47.33       (0.18)          7.22           0.00         (2.67)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    $39.04        0.03(7)        2.68           0.00         (3.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    $34.90       (0.37)          4.54          (0.03)         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    $28.56       (0.05)          6.39           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    $35.91       (0.20)(7)      (6.73)          0.00         (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    $52.36       (0.16)        (11.67)          0.00         (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    $47.90       (0.07)          7.20           0.00         (2.67)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    $39.96        0.23(7)        2.75          (0.40)        (3.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    $35.64        0.26           4.39          (0.33)         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    $29.04        0.24           6.57          (0.21)         0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    $36.38        0.18(7)       (6.87)         (0.23)        (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    $52.72        0.15         (11.70)         (0.17)        (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    $48.00        0.18           7.37          (0.16)        (2.67)

DIVERSIFIED SMALL CAP
-------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    $13.41       (0.02)          1.26           0.00         (1.05)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    $11.32       (0.04)          2.21           0.00         (0.08)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    $ 8.70       (0.01)          2.71           0.00         (0.08)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    $ 9.18       (0.02)         (0.34)          0.00         (0.12)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    $11.18        0.01          (1.34)         (0.01)        (0.66)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    $ 9.02        0.00           2.16           0.00          0.00

EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    $34.49        0.30           2.56          (0.34)        (2.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    $31.32        0.45           4.59          (0.47)        (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    $28.74        0.46           5.04          (0.46)        (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    $37.23        0.44          (7.51)         (0.43)        (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    $41.28        0.36          (4.05)         (0.36)         0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    $44.20        0.44           0.10          (0.42)        (3.04)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    $34.49        0.17           2.56          (0.20)        (2.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    $31.31        0.21           4.57          (0.20)        (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    $28.72        0.25           5.02          (0.22)        (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    $37.18        0.16          (7.49)         (0.14)        (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    $41.22        0.05          (4.03)         (0.06)         0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    $44.17        0.11           0.11          (0.13)        (3.04)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    $35.61        0.19           2.63          (0.20)        (2.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    $32.26        0.22           4.70          (0.17)        (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    $29.52        0.25           5.19          (0.24)        (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    $38.18        0.18          (7.70)         (0.15)        (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    $42.32        0.05          (4.14)         (0.05)         0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    $45.30        0.19           0.03          (0.16)        (3.04)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                      IN EXCESS OF   NET ASSET   --------------------------------------------------
                                                          REALIZED   VALUE PER   NET INVESTMENT      GROSS    EXPENSES          NET
                                                             GAINS       SHARE    INCOME (LOSS)   EXPENSES      WAIVED     EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....      0.00         $39.33          0.90%          1.41%(4)   (0.16)%(4)   1.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............      0.00         $39.91          0.37%          1.37%(4)   (0.12)%(4)   1.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............      0.00         $35.61          0.42%          1.54%(4)   (0.29)%(4)   1.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............      0.00         $29.00          0.22%          1.58%(4)   (0.33)%(4)   1.25%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............      0.00         $36.33          0.23%          1.61%(4)   (0.46)%(4)   1.15%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............      0.00         $52.73          0.31%          1.51%(4)   (0.51)%(4)   1.00%(4)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....      0.00         $38.04          0.15%          2.16%(4)   (0.16)%(4)   2.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............      0.00         $38.55         (0.40)%         2.12%(4)   (0.12)%(4)   2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............      0.00         $34.43         (0.33)%         2.31%(4)   (0.31)%(4)   2.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............      0.00         $28.15         (0.53)%         2.39%(4)   (0.39)%(4)   2.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............      0.00         $35.41         (0.52)%         2.41%(4)   (0.51)%(4)   1.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............      0.00         $51.70         (0.44)%         2.28%(4)   (0.53)%(4)   1.75%(4)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....      0.00         $38.56          0.16%          2.16%(4)   (0.16)%(4)   2.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............      0.00         $39.04         (0.38)%         2.12%(4)   (0.12)%(4)   2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............      0.00         $34.90         (0.33)%         2.28%(4)   (0.28)%(4)   2.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............      0.00         $28.56         (0.52)%         2.13%(4)   (0.13)%(4)   2.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............      0.00         $35.91         (0.52)%         2.01%(4)   (0.11)%(4)   1.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............      0.00         $52.36         (0.40)%         2.95%(4)   (1.20)%(4)   1.75%(4)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....      0.00         $39.35          1.15%          1.08%(4)   (0.08)%(4)   1.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............      0.00         $39.96          0.61%          1.04%(4)   (0.04)%(4)   1.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............      0.00         $35.64          0.67%          1.17%(4)   (0.17)%(4)   1.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............      0.00         $29.04          0.47%          1.14%(4)   (0.14)%(4)   1.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............      0.00         $36.38          0.38%          1.07%(4)   (0.07)%(4)   1.00%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............      0.00         $52.72          0.31%          1.10%(4)   (0.10)%(4)   1.00%(4)

DIVERSIFIED SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....      0.00         $13.60         (0.14)%         1.24%(4)   (0.05)%(4)   1.19%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............      0.00         $13.41         (0.33)%         1.21%(4)   (0.01)%(4)   1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............      0.00         $11.32         (0.13)%         1.27%(4)   (0.10)%(4)   1.17%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............      0.00         $ 8.70         (0.24)%         1.38%(4)   (0.18)%(4)   1.20%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............      0.00         $ 9.18          0.13%          1.28%(4)   (0.08)%(4)   1.20%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............      0.00         $11.18          0.05%          1.39%(4)   (0.19)%(4)   1.20%(4)

EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....      0.00         $34.99          1.74%          1.20%(4)   (0.10)%(4)   1.10%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............      0.00         $34.49          1.32%          1.18%(4)   (0.08)%(4)   1.10%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............      0.00         $31.32          1.57%          1.33%(4)   (0.23)%(4)   1.10%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............      0.00         $28.74          1.19%          1.36%(4)   (0.26)%(4)   1.10%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............      0.00         $37.23          0.86%          1.51%(4)   (0.41)%(4)   1.10%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............      0.00         $41.28          1.07%          1.28%(4)   (0.18)%(4)   1.10%(4)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....      0.00         $35.00          1.00%          1.95%(4)   (0.10)%(4)   1.85%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............      0.00         $34.49          0.57%          1.93%(4)   (0.08)%(4)   1.85%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............      0.00         $31.31          0.82%          2.13%(4)   (0.28)%(4)   1.85%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............      0.00         $28.72          0.43%          2.18%(4)   (0.33)%(4)   1.85%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............      0.00         $37.18          0.12%          2.20%(4)   (0.35)%(4)   1.85%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............      0.00         $41.22          0.28%          2.03%(4)   (0.18)%(4)   1.85%(4)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....      0.00         $36.21          1.01%          1.95%(4)   (0.10)%(4)   1.85%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............      0.00         $35.61          0.58%          1.93%(4)   (0.08)%(4)   1.85%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............      0.00         $32.26          0.82%          2.07%(4)   (0.22)%(4)   1.85%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............      0.00         $29.52          0.46%          2.12%(4)   (0.27)%(4)   1.85%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............      0.00         $38.18          0.14%          2.02%(4)   (0.17)%(4)   1.85%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............      0.00         $42.32          0.29%          1.96%(4)   (0.11)%(4)   1.85%(4)

                                                                 PORTFOLIO     NET ASSETS AT
                                                         TOTAL    TURNOVER     END OF PERIOD
                                                     RETURN(2)        RATE   (000'S OMITTED)
--------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY
--------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....     7.27%        21%(6)      $  112,022
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    12.82%        32%(6)      $  101,649
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    23.21%        32%(6)      $   76,292
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   (19.04)%       30%(6)      $   57,876
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   (24.07)%       34%(6)      $   74,038
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    15.99%        38%(6)      $   95,646

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....     6.86%        21%(6)      $   73,392
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    11.97%        32%(6)      $   81,966
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    22.31%        32%(6)      $   92,300
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   (19.64)%       30%(6)      $   85,035
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   (24.65)%       34%(6)      $  111,956
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    15.10%        38%(6)      $  143,472

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....     6.85%        21%(6)      $    7,472
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    11.92%        32%(6)      $    7,798
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    22.23%        32%(6)      $    9,463
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   (19.62)%       30%(6)      $    6,730
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   (24.64)%       34%(6)      $    7,693
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    15.11%        38%(6)      $    8,526

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....     7.39%        21%(6)      $ 1,201,174
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    13.08%        32%(6)      $ 1,178,146
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    23.55%        32%(6)      $ 1,152,692
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   (18.86)%       30%(6)      $ 1,014,998
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   (23.95)%       34%(6)      $ 1,398,810
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    15.99%        38%(6)      $ 1,938,206

DIVERSIFIED SMALL CAP
--------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....     9.10%        38%(6)      $  500,040
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    19.23%        75%(6)      $  441,080
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    31.32%        84%(6)      $  285,650
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    (4.17)%       93%(6)      $  192,987
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   (12.52)%      113%(6)      $  138,795
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    23.95%       121%(6)      $  115,700

EQUITY INCOME
--------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....     8.41%         4%(5)      $  189,105
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    16.43%        11%(5)      $  186,501
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    20.12%         9%(5)      $  161,962
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   (19.84)%       12%(5)      $  124,015
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    (8.97)%        3%(5)      $  165,304
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............     1.17%         9%(5)      $  196,314

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....     8.02%         4%(5)      $   72,477
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    15.56%        11%(5)      $   80,298
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    19.22%         9%(5)      $   98,690
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   (20.43)%       12%(5)      $   91,889
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    (9.67)%        3%(5)      $  134,403
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............     0.41%         9%(5)      $  152,682

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....     8.00%         4%(5)      $    8,344
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    15.54%        11%(5)      $    9,083
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    19.27%         9%(5)      $   10,689
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   (20.41)%       12%(5)      $    7,415
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    (9.66)%        3%(5)      $    7,508
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............     0.41%         9%(5)      $    7,115

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                   BEGINNING          NET              AND  DISTRIBUTIONS  DISTRIBUTIONS
                                                   NET ASSET   INVESTMENT       UNREALIZED       FROM NET       FROM NET
                                                   VALUE PER       INCOME   GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                       SHARE       (LOSS)      INVESTMENTS         INCOME          GAINS
------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME (CONTINUED)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....   $34.45        0.36           2.55          (0.39)        (2.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   $31.28        0.54           4.59          (0.56)        (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   $28.72        0.55           5.02          (0.55)        (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   $37.21        0.54          (7.51)         (0.53)        (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   $41.27        0.46          (4.05)         (0.47)         0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............   $44.19        0.52           0.12          (0.52)        (3.04)

EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....   $48.51        0.44           2.74          (0.67)        (1.89)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   $44.55        0.52           5.25          (0.50)        (1.31)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   $38.09        0.47           8.23          (0.51)        (1.73)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   $54.20        0.41          (9.85)         (0.43)        (6.24)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   $84.54        0.43         (21.00)         (0.35)        (9.42)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   $78.14        0.33           9.36          (0.10)        (3.19)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....   $48.22        0.33           2.65          (0.23)        (1.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   $44.32        0.12           5.27          (0.18)        (1.31)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   $37.80        0.16           8.20          (0.12)        (1.72)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   $53.78        0.06          (9.84)         (0.02)        (6.18)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   $84.06       (0.02)        (20.91)          0.00         (9.35)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   $78.19       (0.16)          9.22           0.00         (3.19)

GROWTH
------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....   $11.52        0.01(7)        0.46           0.00          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   $10.64       (0.07)(7)       0.95           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   $ 9.39       (0.05)(7)       1.30           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   $11.66       (0.02)(7)      (2.25)          0.00          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   $22.82       (0.02)         (7.01)          0.00         (4.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   $22.85       (0.05)          3.07           0.00         (3.05)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....   $ 7.83       (0.02)(7)       0.30           0.00          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   $ 7.28       (0.10)(7)       0.65           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   $ 6.47       (0.08)(7)       0.89           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   $ 8.10       (0.07)(7)      (1.56)          0.00          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   $15.96       (0.09)         (4.88)          0.00         (2.89)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   $16.11       (0.14)          2.14           0.00         (2.15)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....   $13.62        0.03(7)        0.54           0.00          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   $12.55       (0.04)(7)       1.11           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   $11.05       (0.03)(7)       1.53           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   $13.71        0.00 (7)      (2.66)          0.00          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   $26.80       (0.06)         (8.18)          0.00         (4.85)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   $26.80       (0.02)          3.59           0.00         (3.57)

GROWTH EQUITY
------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....   $27.70        0.02(7)        0.50           0.00          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   $24.64       (0.08)(7)       3.14           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   $19.50       (0.08)(7)       5.22           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   $23.87       (0.10)         (3.34)         (0.01)        (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   $39.89       (0.07)         (9.86)          0.00         (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   $36.83       (0.21)          8.90           0.00         (5.63)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....   $25.69       (0.08)(7)       0.35           0.00          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   $23.02       (0.28)(7)       2.95           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   $18.37       (0.23)(7)       4.88           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   $22.69       (0.31)         (3.09)          0.00         (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   $38.48       (0.19)         (9.51)          0.00         (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   $35.93       (0.35)          8.53           0.00         (5.63)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS       ENDING
                                                     IN EXCESS OF    NET ASSET
                                                         REALIZED    VALUE PER
                                                            GAINS        SHARE
------------------------------------------------------------------------------

EQUITY INCOME (CONTINUED)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    0.00            $34.95
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    0.00            $34.45
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    0.00            $31.28
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    0.00            $28.72
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    0.00            $37.21
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............    0.00            $41.27

EQUITY INDEX
------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    0.00            $49.13
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    0.00            $48.51
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    0.00            $44.55
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    0.00            $38.09
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    0.00            $54.20
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    0.00            $84.54

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    0.00            $49.09
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    0.00            $48.22
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    0.00            $44.32
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    0.00            $37.80
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    0.00            $53.78
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    0.00            $84.06

GROWTH
------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    0.00            $11.99
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    0.00            $11.52
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    0.00            $10.64
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    0.00            $ 9.39
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    0.00            $11.66
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    0.00            $22.82

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    0.00            $ 8.11
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    0.00            $ 7.83
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    0.00            $ 7.28
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    0.00            $ 6.47
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    0.00            $ 8.10
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    0.00            $15.96

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    0.00            $14.19
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    0.00            $13.62
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    0.00            $12.55
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    0.00            $11.05
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    0.00            $13.71
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    0.00            $26.80

GROWTH EQUITY
------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    0.00            $28.22
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    0.00            $27.70
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    0.00            $24.64
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    0.00            $19.50
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    0.00            $23.87
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    0.00            $39.89

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    0.00            $25.96
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    0.00            $25.69
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    0.00            $23.02
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    0.00            $18.37
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    0.00            $22.69
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    0.00            $38.48

                                                         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   -----------------------------------------------------
                                                    NET INVESTMENT      GROSS    EXPENSES          NET
                                                     INCOME (LOSS)   EXPENSES      WAIVED     EXPENSES
--------------------------------------------------------------------------------------------------------
EQUITY INCOME (CONTINUED)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    2.01%          0.87%(4)   (0.02)%(4)     0.85%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    1.58%          0.85%(4)   (0.01)%(4)     0.84%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    1.83%          0.94%(4)   (0.09)%(4)     0.85%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    1.44%          0.91%(4)   (0.06)%(4)     0.85%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    1.11%          0.85%(4)    0.00%(4)      0.85%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ............    1.21%          0.87%(4)   (0.02)%(4)     0.85%(4)

EQUITY INDEX
--------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    1.82%          0.75%       (0.11)%       0.64%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    1.09%          0.82%       (0.17)%       0.65%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    1.14%          1.03%       (0.36)%       0.67%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    0.86%          0.99%       (0.32)%       0.67%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    0.67%          0.88%       (0.21)%       0.67%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    0.54%          0.85%       (0.14)%       0.71%

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    1.08%          1.50%       (0.11)%       1.39%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    0.34%          1.57%       (0.17)%       1.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............    0.40%          1.88%       (0.47)%       1.41%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............    0.11%          1.97%       (0.56)%       1.41%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   (0.07)%         1.63%       (0.22)%       1.41%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   (0.21)%         1.72%       (0.26)%       1.46%

GROWTH
--------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    0.15%          1.40%       (0.15)%       1.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   (0.57)%         1.43%       (0.18)%       1.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   (0.49)%         1.56%       (0.35)%       1.21%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   (0.17)%         1.70%       (0.58)%       1.12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   (0.12)%         1.53%       (0.41)%       1.12%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   (0.22)%         1.42%       (0.30)%       1.12%

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....   (0.58)%         2.15%       (0.15)%       2.00%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   (1.31)%         2.18%       (0.18)%       2.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   (1.23)%         2.48%       (0.54)%       1.94%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   (0.91)%         2.69%       (0.82)%       1.87%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   (0.87)%         2.23%       (0.36)%       1.87%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   (0.96)%         2.22%       (0.35)%       1.87%

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    0.35%          1.07%       (0.07)%       1.00%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   (0.32)%         1.10%       (0.10)%       1.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   (0.29)%         1.11%       (0.11)%       1.00%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   (0.02)%         1.00%        0.00%        1.00%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............    0.06%          1.03%       (0.03)%       1.00%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   (0.05)%         1.02%       (0.02)%       1.00%

GROWTH EQUITY
--------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    0.14%          1.62%(4)   (0.12)%(4)     1.50%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   (0.28)%         1.60%(4)   (0.10)%(4)     1.50%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   (0.38)%         1.82%(4)   (0.32)%(4)     1.50%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   (0.43)%         1.88%(4)   (0.41)%(4)     1.47%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   (0.31)%         1.93%(4)   (0.43)%(4)     1.50%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   (0.48)%         1.72%(4)   (0.22)%(4)     1.50%(4)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....   (0.62)%         2.36%(4)   (0.11)%(4)     2.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   (1.08)%         2.34%(4)   (0.09)%(4)     2.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   (1.13)%         2.59%(4)   (0.34)%(4)     2.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............   (1.18)%         2.63%(4)   (0.41)%(4)     2.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   (1.06)%         2.65%(4)   (0.40)%(4)     2.25%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   (1.20)%         2.58%(4)   (0.33)%(4)     2.25%(4)

                                                                PORTFOLIO     NET ASSETS AT
                                                        TOTAL    TURNOVER     END OF PERIOD
                                                    RETURN(2)        RATE   (000'S OMITTED)
-------------------------------------------------------------------------------------------
EQUITY INCOME (CONTINUED)

INSTITUTIONAL CLASS

OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    8.55%       4%(5)        $   818,144
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   16.74%      11%(5)        $   853,843
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   20.42%       9%(5)        $   907,662
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............  (19.64)%     12%(5)        $   902,521
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............   (8.75)%      3%(5)        $ 1,163,331
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............    1.39%       9%(5)        $ 1,403,624

EQUITY INDEX
-------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    6.51%       2%           $   346,411
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   13.13%       2%           $   341,142
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   23.59%       2%           $   312,974
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............  (20.99)%      4%           $   271,640
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............  (27.03)%      4%           $   382,462
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   12.43%       8%           $   596,083

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    6.13%       2%           $    45,458
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   12.26%       2%           $    51,644
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   22.71%       2%           $    57,505
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............  (21.60)%      4%           $    50,635
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............  (27.57)%      4%           $    71,450
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   11.58%       8%           $    96,378

GROWTH
-------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    4.08%      24%               115,645
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    8.27%      56%           $   121,258
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   13.31%      52%           $   125,317
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............  (19.47)%     88%           $   120,777
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............  (36.26)%     80%           $   174,828
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   14.40%      51%           $   311,038

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    3.58%      24%           $     5,119
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    7.55%      56%           $     6,390
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   12.52%      52%           $    11,714
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............  (20.12)%     88%           $    19,918
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............  (36.69)%     80%           $    36,453
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   13.48%      51%           $    69,433

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    4.18%      24%                30,389
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............    8.53%      56%           $    29,003
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   13.57%      52%           $    45,151
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............  (19.40)%     88%           $    67,930
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............  (36.19)%     80%           $   156,641
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   14.55%      51%           $    52,561

GROWTH EQUITY
-------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    7.48%      26%(6)        $    21,312
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   12.38%      44%(6)        $    18,742
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   26.36%      58%(6)        $    15,576
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............  (15.46)%     40%(6)        $    11,210
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............  (28.93)%     75%(6)        $    12,473
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   25.01%      78%(6)        $    17,726

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).....    7.04%      26%(6)        $    10,175
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004.............   11.60%      44%(6)        $    11,700
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.............   25.31%      58%(6)        $    14,379
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.............  (16.09)%     40%(6)        $    13,670
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.............  (29.46)%     75%(6)        $    17,319
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.............   24.11%      78%(6)        $    25,124

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                                  BEGINNING          NET              AND  DISTRIBUTIONS  DISTRIBUTIONS
                                                  NET ASSET   INVESTMENT       UNREALIZED       FROM NET       FROM NET
                                                  VALUE PER       INCOME   GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                      SHARE       (LOSS)      INVESTMENTS         INCOME          GAINS
------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY (CONTINUED)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $26.61       (0.09)(7)       0.45           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $23.87       (0.28)(7)       3.02           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $19.04       (0.25)(7)       5.08           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $23.49       (0.25)         (3.28)          0.00          (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $39.61       (0.22)         (9.81)          0.00          (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $36.84       (0.15)          8.55           0.00          (5.63)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $27.97        0.06(7)        0.49           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $24.82       (0.01)(7)       3.16           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $19.61       (0.03)(7)       5.25          (0.01)          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $24.00       (0.05)         (3.35)         (0.07)         (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $39.98       (0.02)         (9.87)          0.00          (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $36.82       (0.09)          8.88           0.00          (5.63)

INDEX
------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $45.21        0.53           2.54          (0.80)          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $40.33        0.65           4.81          (0.58)          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $32.98        0.55           7.37          (0.57)          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $42.00        0.51          (8.99)         (0.54)          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $59.73        0.54         (15.94)         (0.60)         (1.73)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $53.67        0.59           6.42          (0.26)         (0.69)

INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $11.09        0.02           1.54           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.88        0.04(7)        1.23          (0.06)          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 8.46        0.04(7)        1.38           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $10.50       (0.01)(7)      (2.03)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $15.24        0.01          (4.44)          0.00          (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $12.70        0.11           2.64          (0.13)         (0.08)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $10.62       (0.14)          1.60           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.48       (0.05)(7)       1.19           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 8.19       (0.03)(7)       1.32           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $10.25       (0.09)(7)      (1.97)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $14.99       (0.11)         (4.32)          0.00          (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $12.54        0.06           2.54          (0.07)         (0.08)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $10.60       (0.13)          1.59           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.47       (0.04)(7)       1.17           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 8.18       (0.02)(7)       1.31           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $10.24       (0.09)(7)      (1.97)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $14.98       (0.07)         (4.36)          0.00          (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $12.54        0.07           2.54          (0.09)         (0.08)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $11.08        0.05           1.54          (0.04)          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.87        0.07(7)        1.22          (0.08)          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 8.46        0.08(7)        1.34          (0.01)          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $10.47        0.02(7)       (2.03)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $15.17        0.01          (4.40)          0.00          (0.31)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000........   $13.61        0.12           1.66          (0.14)         (0.08)

LARGE CAP APPRECIATION
------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $ 9.80        0.01(7)        1.07          (0.04)         (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 8.92        0.00(7)        0.88           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 7.53       (0.01)          1.40           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $ 9.53       (0.01)         (1.99)          0.00           0.00
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001.........   $10.00        0.00          (0.47)          0.00           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    IN EXCESS OF   NET ASSET   ------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY (CONTINUED)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $26.97        (0.63)%       2.36%(4)   (0.11)%(4)  2.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $26.61        (1.05)%       2.34%(4)   (0.09)%(4)  2.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $23.87        (1.11)%       2.68%(4)   (0.43)%(4)  2.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $19.04        (1.17)%       2.74%(4)   (0.52)%(4)  2.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............      0.00         $23.49        (1.06)%       2.32%(4)   (0.07)%(4)  2.25%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............      0.00         $39.61        (1.16)%       2.75%(4)   (0.50)%(4)  2.25%(4)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $28.52         0.39%        1.29%(4)   (0.04)%(4)  1.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $27.97        (0.04)%       1.27%(4)   (0.03)%(4)  1.24%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $24.82        (0.12)%       1.45%(4)   (0.20)%(4)  1.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $19.61        (0.19)%       1.41%(4)   (0.19)%(4)  1.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............      0.00         $24.00        (0.06)%       1.29%(4)   (0.04)%(4)  1.25%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............      0.00         $39.98        (0.23)%       1.34%(4)   (0.09)%(4)  1.25%(4)

INDEX
--------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $47.48         2.19%        0.29%(4)   (0.04)%(4)  0.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $45.21         1.49%        0.31%(4)   (0.06)%(4)  0.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $40.33         1.58%        0.44%(4)   (0.19)%(4)  0.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $32.98         1.28%        0.39%(4)   (0.14)%(4)  0.25%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............      0.00         $42.00         1.11%        0.30%(4)   (0.05)%(4)  0.25%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............      0.00         $59.73         1.02%        0.33%(4)   (0.08)%(4)  0.25%(4)

INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $12.65         0.40%        1.66%      (0.16)%     1.50%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $11.09         0.36%        1.71%      (0.21)%     1.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $ 9.88         0.42%        1.76%      (0.26)%     1.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $ 8.46        (0.08)%       1.96%      (0.24)%     1.72%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............      0.00         $10.50         0.05%        1.81%      (0.06)%     1.75%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............      0.00         $15.24        (0.31)%       2.00%      (0.25)%     1.75%

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $12.08        (0.34)%       2.41%      (0.16)%     2.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $10.62        (0.43)%       2.46%      (0.21)%     2.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $ 9.48        (0.31)%       2.82%      (0.57)%     2.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $ 8.19        (0.83)%       3.06%      (0.59)%     2.47%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............      0.00         $10.25        (0.72)%       2.70%      (0.20)%     2.50%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............      0.00         $14.99        (1.01)%       2.95%      (0.45)%     2.50%

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $12.06        (0.39)%       2.41%      (0.16)%     2.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $10.60        (0.39)%       2.45%      (0.20)%     2.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $ 9.47        (0.27)%       2.70%      (0.45)%     2.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $ 8.18        (0.78)%       2.96%      (0.49)%     2.47%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............      0.00         $10.24        (0.69)%       2.50%       0.00%      2.50%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............      0.00         $14.98        (0.86)%       3.02%      (0.52)%     2.50%

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $12.63         0.69%        1.34%      (0.09)%     1.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $11.08         0.64%        1.38%      (0.13)%     1.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $ 9.87         0.76%        1.34%      (0.09)%     1.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $ 8.46         0.31%        1.46%      (0.02)%     1.44%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............      0.00         $10.47         0.31%        1.53%      (0.03)%     1.50%
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000........      0.00         $15.17         0.32%        1.92%      (0.42)%     1.50%

LARGE CAP APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $10.72         0.80%        1.42%(4)   (0.17)%(4)  1.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $ 9.80        (0.11)%       1.42%(4)   (0.17)%(4)  1.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $ 8.92        (0.19)%       2.45%(4)   (1.24)%(4)  1.21%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $ 7.53        (0.15)%       6.48%(4)   (5.28)%(4)  1.20%(4)
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001.........      0.00         $ 9.53         1.17%        1.24%(4)   (0.29)%(4)  0.95%(4)

                                                               PORTFOLIO     NET ASSETS AT
                                                       TOTAL    TURNOVER     END OF PERIOD
                                                   RETURN(2)        RATE   (000'S OMITTED)
------------------------------------------------------------------------------------------
GROWTH EQUITY (CONTINUED)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    7.10%      26%(6)        $       920
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   11.52%      44%(6)        $     1,097
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   25.37%      58%(6)        $     2,980
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (16.10)%     40%(6)        $     1,721
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............  (29.46)%     75%(6)        $     1,799
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   24.11%      78%(6)        $     2,240

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    7.60%      26%(6)        $   505,667
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   12.69%      44%(6)        $   493,899
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   26.62%      58%(6)        $   450,480
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (15.25)%     40%(6)        $   363,946
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............  (28.74)%     75%(6)        $   476,031
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   25.32%      78%(6)        $   751,174

INDEX
------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    6.77%       3%(5)        $ 1,111,055
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   13.57%       3%(5)        $ 1,087,212
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   24.22%       3%(5)        $   839,581
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (20.54)%      4%(5)        $   596,168
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............  (26.63)%      2%(5)        $   733,380
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   13.06%       8%(5)        $   982,975

INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   14.10%      24%           $    56,501
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   12.89%     112%           $    56,108
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   16.78%      73%           $    52,762
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (19.43)%     52%           $    22,806
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............  (29.59)%     36%           $    30,727
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   21.65%      26%           $    43,659

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   13.75%      24%           $    15,294
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   12.03%     112%           $    14,796
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   15.75%      73%           $    20,149
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (20.10)%     52%           $    29,107
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............  (30.12)%     36%           $    41,122
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   20.65%      26%           $    63,019

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   13.77%      24%           $     1,491
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   11.93%     112%           $     1,618
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   15.77%      73%           $     2,530
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (20.12)%     52%           $     2,167
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............  (30.14)%     36%           $     2,704
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   20.72%      26%           $     2,857

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   14.34%      24%           $   459,464
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   13.11%     112%           $   394,649
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   16.83%      73%           $   266,099
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (19.20)%     52%           $   372,380
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............  (29.47)%     36%           $   108,796
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000........   13.01%      26%           $   122,397

LARGE CAP APPRECIATION
------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   11.03%      67%(5)        $    24,667
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    9.87%     149%(5)        $    20,393
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   18.46%     153%(5)        $     1,033
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (20.99)%    123%(5)        $       898
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001.........   (4.70)%     10%(5)        $        41

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           NET REALIZED
                                                  BEGINNING         NET             AND  DISTRIBUTIONS  DISTRIBUTIONS
                                                  NET ASSET  INVESTMENT      UNREALIZED       FROM NET       FROM NET
                                                  VALUE PER      INCOME  GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                      SHARE      (LOSS)     INVESTMENTS         INCOME          GAINS
---------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION (CONTINUED)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $ 9.57      (0.19)(7)       1.21          0.00        (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 8.78      (0.21)(7)       1.00          0.00         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 7.47      (0.06)          1.37          0.00         0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $ 9.52      (0.07)         (1.98)         0.00         0.00
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001.........   $10.00       0.00          (0.48)         0.00         0.00

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $ 9.58      (0.14)          1.15          0.00        (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 8.79      (0.15)(7)       0.94          0.00         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 7.47      (0.03)          1.35          0.00         0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $ 9.53      (0.05)         (2.01)         0.00         0.00
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001.........   $10.00       0.00          (0.47)         0.00         0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $ 9.87       0.04           1.06         (0.04)       (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 8.96       0.02(7)        0.89          0.00         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 7.55       0.00           1.41          0.00         0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $ 9.53       0.00          (1.98)         0.00         0.00
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001.........   $10.00       0.01          (0.48)         0.00         0.00

LARGE CAP VALUE
---------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $11.48       0.06(7)        1.28         (0.07)        0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.82       0.05           1.62         (0.01)        0.00
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003.........   $10.00       0.00          (0.18)         0.00         0.00

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $11.40       0.01(7)        1.27          0.00         0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.81       0.00           1.59          0.00         0.00
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003.........   $10.00      (0.01)         (0.18)         0.00         0.00

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $11.40       0.01(7)        1.28         (0.01)        0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.81       0.00           1.59          0.00         0.00
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003.........   $10.00      (0.01)         (0.18)         0.00         0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $11.51       0.07(7)        1.29         (0.01)        0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.82       0.05           1.65         (0.01)        0.00
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003.........   $10.00       0.00          (0.18)         0.00         0.00

LARGE COMPANY GROWTH
---------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $44.97       0.20(7)        0.07          0.00         0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $43.96      (0.28)(7)       1.29          0.00         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $34.52      (0.46)          9.90          0.00         0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $44.57      (0.34)         (9.71)         0.00         0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $75.03      (0.37)        (29.21)         0.00        (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $57.96      (0.49)         19.16          0.00        (1.60)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $40.72       0.02(7)        0.08          0.00         0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $40.11      (0.58)(7)       1.19          0.00         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $31.72      (0.68)          9.07          0.00         0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $41.18      (0.69)         (8.77)         0.00         0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $69.77      (0.62)        (27.09)         0.00        (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $54.29      (0.72)         17.80          0.00        (1.60)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $40.80       0.03(7)        0.07          0.00         0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $40.18      (0.58)(7)       1.20          0.00         0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $31.76      (0.62)          9.04          0.00         0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $41.22      (0.89)         (8.57)         0.00         0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $69.85      (0.43)        (27.32)         0.00        (0.84)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000........   $59.32      (0.40)         12.53          0.00        (1.60)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS     ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    IN EXCESS OF  NET ASSET  -----------------------------------------------------
                                                        REALIZED  VALUE PER  NET INVESTMENT      GROSS     EXPENSES            NET
                                                           GAINS      SHARE   INCOME (LOSS)   EXPENSES       WAIVED       EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION (CONTINUED)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00        $10.47        0.04%          2.17%(4)     (0.17)%(4)    2.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00        $ 9.57       (0.88)%         2.16%(4)     (0.16)%(4)    2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00        $ 8.78       (0.95)%         3.11%(4)     (1.16)%(4)    1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00        $ 7.47       (0.90)%         8.45%(4)     (6.50)%(4)    1.95%(4)
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001.........      0.00        $ 9.52       (0.24)%         1.78%(4)      0.00%(4)     1.78%(4)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00        $10.47        0.09%          2.17%(4)     (0.17)%(4)    2.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00        $ 9.58       (0.88)%         2.16%(4)     (0.16)%(4)    2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00        $ 8.79       (0.94)%         3.96%(4)     (2.01)%(4)    1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00        $ 7.47       (0.93)%         8.37%(4)     (6.42)%(4)    1.95%(4)
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001.........      0.00        $ 9.53        0.00%          1.83%(4)      0.00%(4)     1.83%(4)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00        $10.81        1.05%          1.09%(4)     (0.09)%(4)    1.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00        $ 9.87        0.12%          1.08%(4)     (0.08)%(4)    1.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00        $ 8.96       (0.06)%         1.61%(4)     (0.66)%(4)    0.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00        $ 7.55        0.05%          5.81%(4)     (4.86)%(4)    0.95%(4)
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001.........      0.00        $ 9.53        1.00%          0.86%(4)      0.00%(4)     0.86%(4)

LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00        $12.75        0.92%          2.82%(4)     (1.57)%(4)    1.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00        $11.48        0.54%         10.90%(4)     (9.65)%(4)    1.25%(4)
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003.........      0.00        $ 9.82       (0.26)%       196.38%(4)   (195.13)%(4)    1.25%(4)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00        $12.68        0.20%          3.60%(4)     (1.60)%(4)    2.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00        $11.40       (0.19)%        11.20%(4)     (9.20)%(4)    2.00%(4)
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003.........      0.00        $ 9.81       (1.08)%       189.72%(4)   (187.72)%(4)    2.00%(4)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00        $12.68        0.18%          3.59%(4)     (1.59)%(4)    2.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00        $11.40       (0.19)%        11.11%(4)     (9.11)%(4)    2.00%(4)
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003.........      0.00        $ 9.81       (0.64)%       209.42%(4)   (207.42)%(4)    2.00%(4)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00        $12.86        1.05%          2.28%(4)     (1.28)%(4)    1.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00        $11.51        0.77%          9.22%(4)     (8.22)%(4)    1.00%(4)
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003.........      0.00        $ 9.82       (0.33)%       211.67%(4)   (210.67)%(4)    1.00%(4)

LARGE COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00        $45.24        0.86%          1.29%(4)     (0.09)%(4)    1.20%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00        $44.97       (0.61)%         1.28%(4)     (0.08)%(4)    1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00        $43.96       (0.69)%         1.41%(4)     (0.21)%(4)    1.20%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00        $34.52       (0.76)%         1.45%(4)     (0.25)%(4)    1.20%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............     (0.04)       $44.57       (0.71)%         1.36%(4)     (0.16)%(4)    1.20%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............      0.00        $75.03       (0.73)%         1.31%(4)     (0.11)%(4)    1.20%(4)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00        $40.82        0.11%          2.03%(4)     (0.08)%(4)    1.95%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00        $40.72       (1.36)%         2.03%(4)     (0.08)%(4)    1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00        $40.11       (1.35)%         2.33%(4)     (0.45)%(4)    1.88%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00        $31.72       (1.31)%         2.46%(4)     (0.71)%(4)    1.75%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............     (0.04)       $41.18       (1.26)%         2.19%(4)     (0.44)%(4)    1.75%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............      0.00        $69.77       (1.28)%         2.15%(4)     (0.40)%(4)    1.75%(4)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00        $40.90        0.14%          2.03%(4)     (0.08)%(4)    1.95%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00        $40.80       (1.36)%         2.03%(4)     (0.08)%(4)    1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00        $40.18       (1.34)%         2.16%(4)     (0.30)%(4)    1.86%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00        $31.76       (1.31)%         2.28%(4)     (0.53)%(4)    1.75%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............     (0.04)       $41.22       (1.26)%         2.15%(4)     (0.40)%(4)    1.75%(4)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000........      0.00        $69.85       (1.29)%         2.16%(4)     (0.41)%(4)    1.75%(4)

                                                                PORTFOLIO     NET ASSETS AT
                                                       TOTAL     TURNOVER     END OF PERIOD
                                                   RETURN(2)         RATE   (000'S OMITTED)
-------------------------------------------------------------------------------------------
LARGE CAP APPRECIATION (CONTINUED)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....     10.67%       67%(5)      $   2,209
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      9.00%      149%(5)      $   1,509
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............     17.57%      153%(5)      $   1,449
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............    (21.53)%     123%(5)      $   1,041
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001.........     (4.80)%      10%(5)      $      91

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....     10.56%       67%(5)      $     690
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      8.99%      149%(5)      $     669
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............     17.67%      153%(5)      $     499
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............    (21.62)%     123%(5)      $     200
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001.........     (4.70)%      10%(5)      $      26

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....     11.16%       67%(5)      $  16,344
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............     10.16%      149%(5)      $  14,830
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............     18.68%      153%(5)      $  16,905
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............    (20.78)%     123%(5)      $   4,155
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001.........     (4.70)%      10%(5)      $      10

LARGE CAP VALUE
-------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....     11.69%       75%(5)      $   3,247
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............     16.96%      122%(5)      $   1,645
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003.........     (1.80)%       3%(5)      $      76

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....     11.23%       75%(5)      $   1,819
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............     16.21%      122%(5)      $   1,142
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003.........     (1.90)%       3%(5)      $      37

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....     11.33%       75%(5)      $     429
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............     16.21%      122%(5)      $     295
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003.........     (1.90)%       3%(5)      $      12

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....     11.92%      75% (5)      $   2,517
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............     17.30%      122%(5)      $     366
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003.........     (1.80)%      3% (5)      $      10

LARGE COMPANY GROWTH
-------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.62%        6%(5)      $ 412,929
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      2.28%       14%(5)      $ 454,499
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............     27.35%       13%(5)      $ 364,406
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............    (22.55)%      18%(5)      $ 141,774
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............    (39.85)%      13%(5)      $ 202,514
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............     32.50%        9%(5)      $ 303,948

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.25%        6%(5)      $ 194,422
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      1.52%       14%(5)      $ 220,657
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............     26.45%       13%(5)      $ 246,894
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............    (22.97)%      18%(5)      $ 218,625
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............    (40.18)%      13%(5)      $ 307,706
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............     31.75%        9%(5)      $ 461,918

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.25%        6%(5)      $  24,547
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      1.54%       14%(5)      $  31,937
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............     26.51%       13%(5)      $  40,436
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............    (22.95)%      18%(5)      $  27,092
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............    (40.19)%      13%(5)      $  27,189
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000........     20.72%        9%(5)      $  25,463

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                    BEGINNING          NET              AND  DISTRIBUTIONS  DISTRIBUTIONS
                                                    NET ASSET   INVESTMENT       UNREALIZED       FROM NET       FROM NET
                                                    VALUE PER       INCOME   GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                        SHARE       (LOSS)      INVESTMENTS         INCOME          GAINS
-------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH (CONTINUED)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      $42.73       0.25(7)        0.07          (0.07)          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      $41.67      (0.16)(7)       1.22           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      $32.65      (0.16)          9.18           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      $42.06      (0.21)         (9.20)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............      $70.71      (0.24)        (27.53)          0.00          (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............      $54.60      (0.30)         18.01           0.00          (1.60)

SELECT CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      $42.75       0.29(7)        0.09          (0.16)          0.00
JUNE 30, 2004(3) TO SEPTEMBER 30, 2004...........      $44.93      (0.02)(7)      (2.16)          0.00           0.00

MONTGOMERY EMERGING MARKETS FOCUS
--------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      $20.62      (0.04)(7)       2.61           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      $17.76       0.00(7)        2.86           0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............      $15.27       0.02(7)        2.47           0.00           0.00
JULY 1, 2002 TO JUNE 30, 2003....................      $14.50       0.00           0.77           0.00           0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002.............      $11.37       0.29           2.94          (0.10)          0.00

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      $20.34      (0.12)(7)       2.57           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      $17.62      (0.13)(7)       2.85           0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............      $15.18      (0.02)(7)       2.46           0.00           0.00
JULY 1, 2002 TO JUNE 30, 2003....................      $14.52       0.10           0.56           0.00           0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002.............      $11.37       0.08           3.17          (0.10)          0.00

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      $20.24      (0.12)(7)       2.54           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      $17.56      (0.14)(7)       2.82           0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............      $15.12      (0.02)(7)       2.46           0.00           0.00
JULY 1, 2002 TO JUNE 30, 2003....................      $14.48       0.02           0.62           0.00           0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002.............      $11.37       0.05           3.16          (0.10)          0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      $20.55       0.00(7)        2.59           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      $17.64       0.06(7)        2.85           0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............      $15.16       0.03(7)        2.45           0.00           0.00
JULY 1, 2002 TO JUNE 30, 2003....................      $14.41       0.30           0.54          (0.09)          0.00
JULY 1, 2001 TO JUNE 30, 2002....................      $14.00       0.07           0.44          (0.10)          0.00
JULY 1, 2000 TO JUNE 30, 2001....................      $16.57       0.20          (2.73)         (0.04)          0.00
JULY 1, 1999 TO JUNE 30, 2000....................      $13.15       0.19           3.47          (0.16)         (0.08)

MONTGOMERY INSTITUTIONAL EMERGING MARKETS
--------------------------------------------------------------------------------------------------------------------------

SELECT CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      $52.83       0.17           7.43          (0.45)          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      $42.29       0.71          10.45          (0.62)          0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............      $36.91       0.07           5.31           0.00           0.00
JULY 1, 2002 TO JUNE 30, 2003....................      $34.41       0.54           2.08          (0.12)          0.00
JULY 1, 2001 TO JUNE 30, 2002....................      $35.30       0.28          (0.82)         (0.35)          0.00
JULY 1, 2000 TO JUNE 30, 2001....................      $47.07       0.67         (12.44)          0.00           0.00
JULY 1, 1999 TO JUNE 30, 2000....................      $39.05      (0.45)          8.47           0.00           0.00

MONTGOMERY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      $ 5.84      (0.03)          0.60           0.00          (0.43)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      $ 5.09       0.02           0.73           0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............      $ 4.77      (0.05)          0.37           0.00           0.00
JULY 1, 2002 TO JUNE 30, 2003....................      $ 4.82      (0.02)         (0.03)          0.00           0.00
JULY 1, 2001 TO JUNE 30, 2002(9).................      $ 7.27      (0.05)         (1.78)          0.00          (0.62)
JULY 1, 2000 TO JUNE 30, 2001(9).................      $12.36      (0.09)         (0.80)          0.00          (4.20)
JULY 1, 1999 TO JUNE 30, 2000(9).................      $ 9.85      (0.17)          4.01           0.00          (1.33)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      $ 5.68      (0.05)          0.58           0.00          (0.43)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      $ 4.99       0.06           0.63           0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............      $ 4.68      (0.06)          0.37           0.00           0.00
JUNE 9, 2003(3) TO JUNE 30, 2003.................      $ 4.67       0.01           0.00           0.00           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                     DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                      IN EXCESS OF   NET ASSET   -----------------------------------------------
                                                          REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                             GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH (CONTINUED)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....        0.00         $ 42.98         1.11%        0.95%      0.00%      0.95%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............        0.00         $ 42.73        (0.35)%       0.95%(4)  (0.01)%(4)  0.94%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............        0.00         $ 41.67        (0.44)%       1.05%(4)  (0.09)%(4)  0.96%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............        0.00         $ 32.65        (0.56)%       1.03%(4)  (0.03)%(4)  1.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............       (0.04)        $ 42.06        (0.48)%       0.97%(4)   0.00%(4)   0.97%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............        0.00         $ 70.71        (0.53)%       1.02%(4)  (0.02)%(4)  1.00%(4)

SELECT CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....        0.00         $ 42.97         1.32%        0.85%     (0.10)%     0.75%
JUNE 30, 2004(3) TO SEPTEMBER 30, 2004...........        0.00         $ 42.75        (0.04)%       0.85%     (0.10)%     0.75%

MONTGOMERY EMERGING MARKETS FOCUS
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....        0.00         $ 23.19        (0.36)%       2.01%     (0.11)%     1.90%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............        0.00         $ 20.62         0.00%        2.01%     (0.11)%     1.90%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............        0.00         $ 17.76         0.42%        2.03%     (0.15)%     1.88%
JULY 1, 2002 TO JUNE 30, 2003....................        0.00         $ 15.27        (1.65)%       2.18%      0.00%      2.18%
OCTOBER 31, 2001(3) TO JUNE 30, 2002.............        0.00         $ 14.50         0.43%        5.27%     (3.07)%     2.20%

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....        0.00         $ 22.79        (1.06)%       2.76%     (0.11)%     2.65%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............        0.00         $ 20.34        (0.64)%       2.77%     (0.12)%     2.65%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............        0.00         $ 17.62        (0.45)%       2.79%     (0.15)%     2.64%
JULY 1, 2002 TO JUNE 30, 2003....................        0.00         $ 15.18         1.59%        2.78%     (0.45)%     2.33%
OCTOBER 31, 2001(3) TO JUNE 30, 2002.............        0.00         $ 14.52         0.10%        5.38%     (3.07)%     2.31%

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....        0.00         $ 22.66        (1.10)%       2.76%     (0.11)%     2.65%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............        0.00         $ 20.24        (0.71)%       2.77%     (0.12)%     2.65%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............        0.00         $ 17.56        (0.39)%       2.79%     (0.15)%     2.64%
JULY 1, 2002 TO JUNE 30, 2003....................        0.00         $ 15.12        (3.00)%       3.53%     (0.14)%     3.39%
OCTOBER 31, 2001(3) TO JUNE 30, 2002.............        0.00         $ 14.48         0.10%        6.51%     (3.07)%     3.44%

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....        0.00         $ 23.14        (0.01)%       1.68%     (0.08)%     1.60%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............        0.00         $ 20.55         0.30%        1.69%     (0.09)%     1.60%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............        0.00         $ 17.64         0.73%        1.70%     (0.15)%     1.55%
JULY 1, 2002 TO JUNE 30, 2003....................        0.00         $ 15.16         2.43%        2.16%     (0.64)%     1.52%
JULY 1, 2001 TO JUNE 30, 2002....................        0.00         $ 14.41         0.60%        4.66%     (3.07)%     1.59%
JULY 1, 2000 TO JUNE 30, 2001....................        0.00         $ 14.00         1.68%        4.37%     (2.65)%     1.72%
JULY 1, 1999 TO JUNE 30, 2000....................        0.00         $ 16.57         0.66%        6.15%     (4.53)%     1.62%

MONTGOMERY INSTITUTIONAL EMERGING MARKETS
--------------------------------------------------------------------------------------------------------------------------------

SELECT CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....        0.00         $ 59.98         0.59%        1.59%     (0.34)%     1.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............        0.00         $ 52.83         1.45%        1.63%     (0.38)%     1.25%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............        0.00         $ 42.29         0.66%        1.63%     (0.38)%     1.25%
JULY 1, 2002 TO JUNE 30, 2003....................        0.00         $ 36.91         1.69%        1.63%     (0.38)%     1.25%
JULY 1, 2001 TO JUNE 30, 2002....................        0.00         $ 34.41         0.85%        4.80%     (3.50)%     1.30%
JULY 1, 2000 TO JUNE 30, 2001....................        0.00         $ 35.30         1.17%        3.18%     (1.87)%     1.31%
JULY 1, 1999 TO JUNE 30, 2000....................        0.00         $ 47.07        (0.77)%       3.74%     (1.59)%     2.15%

MONTGOMERY MID CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....        0.00         $  5.98        (0.86)%       1.43%     (0.01)%     1.42%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............        0.00         $  5.84        (0.44)%       1.50%     (0.07)%     1.43%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............        0.00         $  5.09        (1.03)%       1.42%      0.00%      1.42%
JULY 1, 2002 TO JUNE 30, 2003....................        0.00         $  4.77        (0.65)%       1.86%     (0.37)%     1.49%
JULY 1, 2001 TO JUNE 30, 2002(9).................        0.00         $  4.82        (0.80)%       3.10%     (1.60)%     1.50%
JULY 1, 2000 TO JUNE 30, 2001(9).................        0.00         $  7.27        (1.13)%       2.32%     (0.81)%     1.51%
JULY 1, 1999 TO JUNE 30, 2000(9).................        0.00         $ 12.36        (1.19)%       1.92%     (0.37)%     1.55%

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....        0.00         $  5.78        (1.61)%       2.18%     (0.01)%     2.17%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............        0.00         $  5.68        (0.64)%       2.26%     (0.08)%     2.18%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............        0.00         $  4.99        (1.78)%       2.17%      0.00%      2.17%
JUNE 9, 2003(3) TO JUNE 30, 2003.................        0.00         $  4.68         3.82%        2.22%     (0.08)%     2.14%

                                                                 PORTFOLIO    NET ASSETS AT
                                                         TOTAL    TURNOVER    END OF PERIOD
                                                     RETURN(2)        RATE   000'S OMITTED)
-------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
LARGE COMPANY GROWTH (CONTINUED)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....       0.75%        6%(5)      $1,856,213
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............       2.57%       14%(5)      $1,975,616
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      27.60%       13%(5)      $1,761,429
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............     (22.37)%      18%(5)      $1,038,491
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............     (39.73)%      13%(5)      $1,066,607
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............      32.74%        9%(5)      $1,532,428

SELECT CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.87%         6%         $   45,154
JUNE 30, 2004(3) TO SEPTEMBER 30, 2004...........     (4.85)%       14%(5)      $   52,884

MONTGOMERY EMERGING MARKETS FOCUS
-------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....     12.51%       107%         $  143,497
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............     16.04%       225%         $  139,880
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............     16.37%        49%         $  117,842
JULY 1, 2002 TO JUNE 30, 2003....................      5.33%       210%         $  105,512
OCTOBER 31, 2001(3) TO JUNE 30, 2002.............     28.57%       206%         $       23

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....     12.05%       107%         $    3,613
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............     15.37%       225%         $    2,781
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............     16.06%        49%         $      290
JULY 1, 2002 TO JUNE 30, 2003....................      4.64%       210%         $       28
OCTOBER 31, 2001(3) TO JUNE 30, 2002.............     28.65%       206%         $       11

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....     12.01%       107%         $    2,552
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............     15.26%       225%         $    2,449
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............     16.14%        49%         $      519
JULY 1, 2002 TO JUNE 30, 2003....................      4.37%       210%         $       59
OCTOBER 31, 2001(3) TO JUNE 30, 2002.............     28.39%       206%         $       13

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....     12.65%       107%         $   67,333
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............     16.43%       225%         $   50,376
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............     16.42%        49%         $   29,273
JULY 1, 2002 TO JUNE 30, 2003....................      5.79%       210%         $   25,784
JULY 1, 2001 TO JUNE 30, 2002....................      3.80%       206%         $   22,974
JULY 1, 2000 TO JUNE 30, 2001....................    (15.26)%      182%         $   10,156
JULY 1, 1999 TO JUNE 30, 2000....................     27.91%       264%         $    4,725

MONTGOMERY INSTITUTIONAL EMERGING MARKETS
-------------------------------------------------------------------------------------------

SELECT CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....     14.40%        62%         $  109,722
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............     26.09%       104%         $  101,260
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............     14.96%        19%         $   82,432
JULY 1, 2002 TO JUNE 30, 2003....................      7.71%        80%         $   73,127
JULY 1, 2001 TO JUNE 30, 2002....................     (1.56)%       99%         $   66,511
JULY 1, 2000 TO JUNE 30, 2001....................    (24.97)%      171%         $   66,761
JULY 1, 1999 TO JUNE 30, 2000....................     20.42%       116%         $  104,553

MONTGOMERY MID CAP GROWTH
-------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      9.64%        70%         $   98,456
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............     14.73%       180%         $   93,024
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............      6.71%        55%         $   87,980
JULY 1, 2002 TO JUNE 30, 2003....................     (1.04)%      142%         $   85,320
JULY 1, 2001 TO JUNE 30, 2002(9).................    (26.49)%      143%         $   98,526
JULY 1, 2000 TO JUNE 30, 2001(9).................    (11.76)%       68%         $  164,497
JULY 1, 1999 TO JUNE 30, 2000(9).................     42.46%        63%         $  224,944

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      9.18%        70%         $    7,154
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............     13.83%       180%         $    6,877
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............      6.62%        55%         $    5,216
JUNE 9, 2003(3) TO JUNE 30, 2003.................      0.21%       142%         $    4,599

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                                  BEGINNING          NET              AND  DISTRIBUTIONS  DISTRIBUTIONS
                                                  NET ASSET   INVESTMENT       UNREALIZED       FROM NET       FROM NET
                                                  VALUE PER       INCOME   GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                      SHARE       (LOSS)      INVESTMENTS         INCOME          GAINS
-----------------------------------------------------------------------------------------------------------------------
MONTGOMERY MID CAP GROWTH (CONTINUED)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $ 5.68       (0.04)          0.57           0.00          (0.43)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 4.98        0.07           0.63           0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............   $ 4.68       (0.06)          0.36           0.00           0.00
JUNE 9, 2003(3) TO JUNE 30, 2003.................   $ 4.67        0.01           0.00           0.00           0.00

MONTGOMERY SMALL CAP
------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $10.67       (0.06)(7)       0.73           0.00          (0.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.44       (0.23)          1.46           0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............   $ 8.93       (0.02)          0.53           0.00           0.00
JULY 1, 2002 TO JUNE 30, 2003....................   $ 8.61       (0.07)          0.39           0.00           0.00
JULY 1, 2001 TO JUNE 30, 2002....................   $11.85       (0.07)         (3.08)          0.00          (0.09)
JULY 1, 2000 TO JUNE 30, 2001....................   $22.20       (0.13)         (4.43)          0.00          (5.79)
JULY 1, 1999 TO JUNE 30, 2000....................   $16.58       (0.28)          5.90           0.00           0.00

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $10.57       (0.10)(7)       0.72           0.00          (0.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.41       (0.25)          1.41           0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............   $ 8.93       (0.04)          0.52           0.00           0.00
JUNE 9, 2003(3) TO JUNE 30, 2003.................   $ 8.88       (0.01)          0.06           0.00           0.00

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $10.58       (0.10)(7)       0.73           0.00          (0.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.42       (0.22)          1.38           0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............   $ 8.93       (0.02)          0.51           0.00           0.00
JUNE 9, 2003(3) TO JUNE 30, 2003.................   $ 8.88       (0.01)          0.06           0.00           0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $10.70       (0.05)(7)       0.73           0.00          (0.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.44       (0.21)          1.47           0.00           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............   $ 8.94       (0.02)          0.52           0.00           0.00
JUNE 9, 2003(3) TO JUNE 30, 2003.................   $ 8.88        0.00           0.06           0.00           0.00

SIFE SPECIALIZED FINANCIAL SERVICES
------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $ 3.83        0.02           0.02          (0.02)         (0.29)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 4.26        0.03           0.42          (0.03)         (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 3.71        0.03           0.56          (0.04)          0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002............   $ 5.38        0.04          (0.71)         (0.04)         (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001.............   $ 5.80        0.06          (0.24)         (0.06)         (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000.............   $ 5.21        0.08           0.96          (0.08)         (0.37)
JANUARY 1, 1999 TO DECEMBER 31, 1999.............   $ 6.26        0.07          (0.56)         (0.07)         (0.49)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $ 3.82        0.01           0.01           0.00          (0.29)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 4.25       (0.01)          0.43           0.00          (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 3.71        0.00           0.56          (0.02)          0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002............   $ 5.38        0.00          (0.71)          0.00          (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001.............   $ 5.80        0.01          (0.24)         (0.01)         (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000.............   $ 5.21        0.03           0.96          (0.03)         (0.37)
JANUARY 1, 1999 TO DECEMBER 31, 1999.............   $ 6.26        0.00          (0.56)          0.00          (0.49)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $ 3.80        0.01           0.02          (0.01)         (0.29)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 4.23       (0.00)          0.42           0.00          (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 3.69        0.00           0.56          (0.02)          0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002(10)........   $ 5.37        0.00          (0.72)          0.00          (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001.............   $ 5.79        0.01          (0.24)         (0.01)         (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000.............   $ 5.20        0.02           0.96          (0.02)         (0.37)
JANUARY 1, 1999 TO DECEMBER 31, 1999.............   $ 6.24        0.00          (0.55)          0.00          (0.49)

SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $14.77       (0.10)(7)       1.07           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $12.97       (0.17)(7)       1.97           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 9.72       (0.13)          3.38           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $13.23       (0.15)         (3.36)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $43.48       (0.17)        (22.23)          0.00          (7.85)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $26.23       (0.08)         19.88           0.00          (2.55)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    IN EXCESS OF   NET ASSET   -------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY MID CAP GROWTH (CONTINUED)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.00           $  5.78       (1.61)%        2.18%     (0.01)%       2.17%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    0.00           $  5.68       (0.70)%        2.26%     (0.08)%       2.18%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............    0.00           $  4.98       (1.78)%        2.17%      0.00%        2.17%
JUNE 9, 2003(3) TO JUNE 30, 2003.................    0.00           $  4.68        4.05%         2.22%     (0.10)%       2.12%

MONTGOMERY SMALL CAP
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.00           $ 11.15       (1.12)%        1.62%     (0.22)%       1.40%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    0.00           $ 10.67       (1.08)%        1.69%     (0.29)%       1.40%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............    0.00           $  9.44       (1.13)%        1.69%     (0.29)%       1.40%
JULY 1, 2002 TO JUNE 30, 2003....................    0.00           $  8.93       (1.06)%        1.53%     (0.13)%       1.40%
JULY 1, 2001 TO JUNE 30, 2002....................    0.00           $  8.61       (0.68)%        1.51%     (0.11)%       1.40%
JULY 1, 2000 TO JUNE 30, 2001....................    0.00           $ 11.85       (0.85)%        1.36%      0.00%        1.36%
JULY 1, 1999 TO JUNE 30, 2000....................    0.00           $ 22.20       (1.14)%        1.35%      0.00%        1.35%

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.00           $ 11.00       (1.87)%        2.37%     (0.22)%       2.15%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    0.00           $ 10.57       (1.86)%        2.48%     (0.33)%       2.15%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............    0.00           $  9.41       (1.88)%        2.43%     (0.28)%       2.15%
JUNE 9, 2003(3) TO JUNE 30, 2003.................    0.00           $  8.93       (1.06)%        2.28%     (0.13)%       2.15%

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.00           $ 11.02       (1.86)%        2.37%     (0.22)%       2.15%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    0.00           $ 10.58       (1.86)%        2.48%     (0.33)%       2.15%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............    0.00           $  9.42       (1.91)%        2.47%     (0.32)%       2.15%
JUNE 9, 2003(3) TO JUNE 30, 2003.................    0.00           $  8.93       (1.06)%        2.28%     (0.13)%       2.15%

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.00           $ 11.19       (0.92)%        1.36%     (0.16)%       1.20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    0.00           $ 10.70       (1.20)%        1.54%     (0.34)%       1.20%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............    0.00           $  9.44       (0.99)%        1.46%     (0.26)%       1.20%
JUNE 9, 2003(3) TO JUNE 30, 2003.................    0.00           $  8.94       (1.06)%        1.28%     (0.08)%       1.20%

SIFE SPECIALIZED FINANCIAL SERVICES
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.00           $  3.56        1.24%         1.58%     (0.23)%       1.35%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    0.00           $  3.83        0.71%         1.60%     (0.25)%       1.35%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............    0.00           $  4.26        0.82%         1.59%     (0.24)%       1.35%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002............    0.00           $  3.71        0.98%         1.46%     (0.12)%       1.34%
JANUARY 1, 2001 TO DECEMBER 31, 2001.............    0.00           $  5.38        1.15%         1.25%      0.00%        1.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000.............    0.00           $  5.80        1.48%         1.25%      0.00%        1.25%
JANUARY 1, 1999 TO DECEMBER 31, 1999.............    0.00           $  5.21        1.07%         1.25%      0.00%        1.25%

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.00           $  3.55        0.50%         2.33%     (0.23)%       2.10%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    0.00           $  3.82       (0.02)%        2.35%     (0.25)%       2.10%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............    0.00           $  4.25        0.07%         2.45%     (0.35)%       2.10%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002............    0.00           $  3.71        0.17%         2.48%     (0.35)%       2.13%
JANUARY 1, 2001 TO DECEMBER 31, 2001.............    0.00           $  5.38        0.16%         2.25%      0.00%        2.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000.............    0.00           $  5.80        0.50%         2.25%      0.00%        2.25%
JANUARY 1, 1999 TO DECEMBER 31, 1999.............    0.00           $  5.21        0.06%         2.25%      0.00%        2.25%

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.00           $  3.53        0.51%         2.33%     (0.23)%       2.10%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    0.00           $  3.80       (0.04)%        2.35%     (0.25)%       2.10%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............    0.00           $  4.23        0.07%         2.55%     (0.45)%       2.10%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002(10)........    0.00           $  3.69        0.17%         2.74%     (0.61)%       2.13%
JANUARY 1, 2001 TO DECEMBER 31, 2001.............    0.00           $  5.37        0.16%         2.25%      0.00%        2.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000.............    0.00           $  5.79        0.50%         2.25%      0.00%        2.25%
JANUARY 1, 1999 TO DECEMBER 31, 1999.............    0.00           $  5.20        0.06%         2.25%      0.00%        2.25%

SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.00           $ 15.74       (1.20)%        1.61%     (0.16)%       1.45%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    0.00           $ 14.77       (1.14)%        1.58%     (0.13)%       1.45%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............    0.00           $ 12.97       (1.03)%        1.85%     (0.42)%       1.43%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............    0.00           $  9.72       (1.06)%        1.74%     (0.34)%       1.40%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............    0.00           $ 13.23       (0.86)%        1.61%     (0.25)%       1.36%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............    0.00           $ 43.48       (0.78)%        1.86%     (0.57)%       1.29%

                                                               PORTFOLIO     NET ASSETS AT
                                                       TOTAL    TURNOVER     END OF PERIOD
                                                   RETURN(2)        RATE   (000'S OMITTED)
------------------------------------------------------------------------------------------
MONTGOMERY MID CAP GROWTH (CONTINUED)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    9.18%        70%        $    1,130
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   14.06%       180%        $    1,034
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............    6.41%        55%        $      607
JUNE 9, 2003(3) TO JUNE 30, 2003.................    0.21%       142%        $      493

MONTGOMERY SMALL CAP
------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    6.17%        82%        $   41,989
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   13.03%       171%        $   43,192
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............    5.71%        47%        $   83,152
JULY 1, 2002 TO JUNE 30, 2003....................    3.72%       169%        $   52,891
JULY 1, 2001 TO JUNE 30, 2002....................  (26.68)%      152%        $   46,707
JULY 1, 2000 TO JUNE 30, 2001....................  (21.71)%      117%        $   74,297
JULY 1, 1999 TO JUNE 30, 2000....................   34.12%        93%        $  102,622

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    5.85%        82%        $      792
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   12.22%       171%        $      702
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............    5.38%        47%        $      114
JUNE 9, 2003(3) TO JUNE 30, 2003.................    0.56%       169%        $       30

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    5.75%        82%        $      194
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   12.31%       171%        $      201
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............    5.49%        47%        $       82
JUNE 9, 2003(3) TO JUNE 30, 2003.................    0.56%       169%        $       11

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    6.25%        82%        $   53,498
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   13.35%       171%        $   33,309
JULY 1, 2003 TO SEPTEMBER 30, 2003(8)............    5.59%        47%        $      335
JUNE 9, 2003(3) TO JUNE 30, 2003.................    0.67%       169%        $       14

SIFE SPECIALIZED FINANCIAL SERVICES
------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.79%        36%        $  410,806
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   11.11%       221%        $  481,182
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   16.12%       356%        $  512,466
JANUARY 1, 2002 TO SEPTEMBER 30, 2002............  (12.95)%      187%        $  509,614
JANUARY 1, 2001 TO DECEMBER 31, 2001.............   (2.90)%       11%        $  679,747
JANUARY 1, 2000 TO DECEMBER 31, 2000.............   21.00%        16%        $  780,213
JANUARY 1, 1999 TO DECEMBER 31, 1999.............   (8.50)%       25%        $  862,539

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.22%        36%        $    7,477
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   10.41%       221%        $   10,612
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   15.21%       356%        $   20,465
JANUARY 1, 2002 TO SEPTEMBER 30, 2002............  (13.51)%      187%        $   20,986
JANUARY 1, 2001 TO DECEMBER 31, 2001.............   (3.90)%       11%        $   24,732
JANUARY 1, 2000 TO DECEMBER 31, 2000.............   19.80%        16%        $   26,965
JANUARY 1, 1999 TO DECEMBER 31, 1999.............   (9.40)%       25%        $   31,250

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.33%        36%        $    1,514
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   10.45%       221%        $    1,857
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   15.30%       356%        $    1,937
JANUARY 1, 2002 TO SEPTEMBER 30, 2002(10)........  (13.77)%      187%        $    1,793
JANUARY 1, 2001 TO DECEMBER 31, 2001.............   (3.90)%       11%        $    2,071
JANUARY 1, 2000 TO DECEMBER 31, 2000.............   19.80%        16%        $    2,139
JANUARY 1, 1999 TO DECEMBER 31, 1999.............   (9.30)%       25%        $    3,197

SMALL CAP GROWTH
------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    6.57%        75%        $   58,599
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   13.88%       168%        $   60,857
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   33.44%       201%        $   55,862
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (26.53)%      221%        $   74,937
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............  (59.99)%      250%        $  101,201
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   81.03%       263%        $  203,164

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                                  BEGINNING          NET              AND  DISTRIBUTIONS  DISTRIBUTIONS
                                                  NET ASSET   INVESTMENT       UNREALIZED       FROM NET       FROM NET
                                                  VALUE PER       INCOME   GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                      SHARE       (LOSS)      INVESTMENTS         INCOME          GAINS
-----------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH (CONTINUED)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $13.95       (0.15)(7)       1.00           0.00          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $12.34       (0.27)(7)       1.88           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 9.33       (0.38)          3.39           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $12.78       (0.23)         (3.22)          0.00          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $42.33       (0.26)        (21.66)          0.00         (7.63)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $25.72       (0.14)         19.25           0.00         (2.50)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $13.94       (0.15)(7)       1.00           0.00          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $12.33       (0.26)(7)       1.87           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 9.32       (0.24)          3.25           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $12.77       (0.25)         (3.20)          0.00          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $42.31       (0.27)        (21.64)          0.00         (7.63)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $25.71       (0.08)         19.18           0.00         (2.50)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $15.16       (0.08)(7)       1.08           0.00          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $13.27       (0.14)(7)       2.03           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 9.94        0.00           3.33           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $13.49       (0.14)         (3.41)          0.00          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $44.27       (0.19)        (22.60)          0.00         (7.99)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $26.66       (0.13)         20.34           0.00         (2.60)

SMALL CAP OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $33.46        0.02           3.17           0.00         (4.49)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $27.57       (0.08)          6.93           0.00         (0.96)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $22.70       (0.13)          6.32           0.00         (1.32)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $26.49       (0.22)         (2.05)          0.00         (1.52)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $29.97       (0.10)         (0.91)          0.00         (2.47)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $20.50       (0.11)          9.58           0.00          0.00

SMALL COMPANY GROWTH
-----------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $26.78       (0.13)(7)       1.44           0.00         (0.17)
JANUARY  30, 2004(3) TO SEPTEMBER 30, 2004.......   $28.42       (0.21)(7)      (1.43)          0.00          0.00

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $26.66       (0.24)(7)       1.44           0.00         (0.17)
JANUARY  30, 2004(3) TO SEPTEMBER 30, 2004.......   $28.42       (0.34)(7)      (1.42)          0.00          0.00

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $26.82       (0.24)(7)       1.46           0.00         (0.17)
JANUARY  30, 2004(3) TO SEPTEMBER 30, 2004.......   $28.42       (0.34)(7)      (1.26)          0.00          0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $26.83       (0.10)(7)       1.45           0.00         (0.17)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $23.87       (0.26)(7)       3.22           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $17.35       (0.13)          6.65           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $21.73       (0.16)         (4.22)          0.00          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $36.22       (0.10)         (7.26)          0.00         (7.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............   $27.03       (0.22)          9.41           0.00          0.00

SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $13.66       (0.01)          1.68           0.00         (0.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $11.56       (0.01)          1.63           0.00          0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 8.43        0.00           3.13           0.00          0.00
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002........   $10.00        0.00          (1.57)          0.00          0.00

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $13.38       (0.04)          1.62           0.00         (0.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $11.41       (0.08)          1.57           0.00          0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 8.38       (0.06)          3.09           0.00          0.00
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002........   $10.00       (0.03)         (1.59)          0.00          0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                        DISTRIBUTIONS       ENDING
                                                         IN EXCESS OF   NET ASSETS
                                                             REALIZED    VALUE PER
                                                                GAINS        SHARE
----------------------------------------------------------------------------------
SMALL CAP GROWTH (CONTINUED)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           0.00          $14.80
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           0.00          $13.95
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           0.00          $12.34
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............           0.00          $ 9.33
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............           0.00          $12.78
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............           0.00          $42.33

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           0.00          $14.79
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           0.00          $13.94
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           0.00          $12.33
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............           0.00          $ 9.32
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............           0.00          $12.77
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............           0.00          $42.31

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           0.00          $16.16
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           0.00          $15.16
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           0.00          $13.27
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............           0.00          $ 9.94
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............           0.00          $13.49
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............           0.00          $44.27

SMALL CAP OPPORTUNITIES
----------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           0.00          $32.16
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           0.00          $33.46
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           0.00          $27.57
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............           0.00          $22.70
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............           0.00          $26.49
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............           0.00          $29.97

SMALL COMPANY GROWTH
----------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           0.00          $27.92
JANUARY  30, 2004(3) TO SEPTEMBER 30, 2004.......           0.00          $26.78

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           0.00          $27.69
JANUARY  30, 2004(3) TO SEPTEMBER 30, 2004.......           0.00          $26.66

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           0.00          $27.87
JANUARY  30, 2004(3) TO SEPTEMBER 30, 2004.......           0.00          $26.82
INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           0.00          $28.01
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           0.00          $26.83
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           0.00          $23.87
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............           0.00          $17.35
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............           0.00          $21.73
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............           0.00          $36.22

SMALL COMPANY VALUE
----------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           0.00          $14.45
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           0.00          $13.66
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           0.00          $11.56
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002........           0.00          $ 8.43

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           0.00          $14.08
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           0.00          $13.38
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           0.00          $11.41
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002........           0.00          $ 8.38

                                                              RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        --------------------------------------------------------
                                                        NET INVESTMENT      GROSS      EXPENSES            NET
                                                         INCOME (LOSS)   EXPENSES        WAIVED       EXPENSES
----------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH (CONTINUED)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....          (1.95)%         2.36%          (0.16)%       2.20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............          (1.87)%         2.33%          (0.13)%       2.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............          (1.78)%         3.11%          (0.93)%       2.18%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............          (1.81)%         3.04%          (0.89)%       2.15%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............          (1.60)%         2.32%          (0.22)%       2.10%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............          (1.53)%         2.72%          (0.68)%       2.04%

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....          (1.95)%         2.36%          (0.16)%       2.20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............          (1.83)%         2.33%          (0.13)%       2.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............          (1.78)%         2.74%          (0.56)%       2.18%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............          (1.81)%         2.66%          (0.51)%       2.15%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............          (1.60)%         2.18%          (0.08)%       2.10%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............          (1.53)%         2.44%          (0.40)%       2.04%

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....          (0.95)%         1.35%          (0.15)%       1.20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............          (0.87)%         1.35%          (0.15)%       1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............          (0.81)%         1.56%          (0.36)%       1.20%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............          (0.86)%         1.36%          (0.16)%       1.20%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............          (0.71)%         1.27%          (0.07)%       1.20%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............          (0.68)%         1.43%          (0.23)%       1.20%

SMALL CAP OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           0.14%          1.25%          (0.06)%       1.19%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............          (0.27)%         1.30%          (0.10)%       1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............          (0.57)%         1.31%          (0.11)%       1.20%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............          (0.81)%         1.27%          (0.02)%       1.25%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............          (0.37)%         1.33%          (0.08)%       1.25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............          (0.45)%         1.28%          (0.03)%       1.25%

SMALL COMPANY GROWTH
----------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....          (0.92)%         1.53%(4)       (0.08)%(4)    1.45%(4)
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004........          (0.80)%         1.55%(4)       (0.10)%(4)    1.45%(4)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....          (1.66)%         2.29%(4)       (0.09)%(4)    2.20%(4)
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004........          (1.29)%         2.29%(4)       (0.09)%(4)    2.20%(4)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....          (1.65)%         2.29%(4)       (0.09)%(4)    2.20%(4)
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004........          (1.29)%         2.27%(4)       (0.07)%(4)    2.20%(4)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....          (0.68)%         1.27%(4)       (0.07)%(4)    1.20%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............          (0.97)%         1.25%(4)       (0.05)%(4)    1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............          (0.65)%         1.34%(4)       (0.13)%(4)    1.21%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............          (0.68)%         1.25%(4)       (0.03)%(4)    1.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............          (0.44)%         1.21%(4)        0.00%(4)     1.21%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............          (0.59)%         1.27%(4)       (0.02)%(4)    1.25%(4)

SMALL COMPANY VALUE
----------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....          (0.02)%         1.56%(4)       (0.12)%(4)    1.44%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............          (0.06)%         1.58%(4)       (0.13)%(4)    1.45%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           0.06%          1.43%(4)        0.00%(4)     1.43%(4)
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002........           0.00%          2.32%(4)       (0.94)%(4)    1.38%(4)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....          (0.80)%         2.31%(4)       (0.12)%(4)    2.19%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............          (0.85)%         2.36%(4)       (0.16)%(4)    2.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............          (0.67)%         2.18%(4)        0.00%(4)     2.18%(4)
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002........          (0.74)%         3.46%(4)       (1.32)%(4)    2.14%(4)

                                                                    PORTFOLIO        NET ASSETS AT
                                                            TOTAL    TURNOVER        END OF PERIOD
                                                        RETURN(2)        RATE      (000's OMITTED)
--------------------------------------------------------------------------------------------------
SMALL CAP GROWTH (CONTINUED)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....            6.09%      75%           $  20,126
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           13.05%     168%           $  21,846
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           32.26%     201%           $  27,842
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............          (27.00)%    221%           $  28,360
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............          (60.30)%    250%           $  44,832
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............           79.74%     263%           $ 116,520

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....            6.10%      75%           $   5,414
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           13.06%     168%           $   5,968
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           32.30%     201%           $   9,356
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............          (27.02)%    221%           $   7,742
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............          (60.31)%    250%           $  10,856
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............           79.72%     263%           $  28,018

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....            6.60%      75%           $  36,488
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           14.24%     168%           $  42,603
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           33.50%     201%           $  54,431
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............          (26.32)%    221%           $  67,284
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............          (59.93)%    250%           $  96,626
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............           81.35%     263%           $ 186,315

SMALL CAP OPPORTUNITIES
--------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....            9.34%      51%           $ 662,209
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           25.25%     113%           $ 534,600
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           28.47%     152%           $ 381,786
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............           (9.81)%     97%           $ 294,880
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............           (3.46)%    117%           $ 283,154
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............           46.20%     165%           $ 271,936

SMALL COMPANY GROWTH
--------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....            4.87%      64%(5)        $   1,487
JANUARY  30, 2004(3) TO SEPTEMBER 30, 2004.......           (5.77)%    145%(5)        $     832

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....            4.48%      64%(5)        $     432
JANUARY  30, 2004(3) TO SEPTEMBER 30, 2004.......           (6.19)%    145%(5)        $     144

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....            4.49%      64%(5)        $      64
JANUARY  30, 2004(3) TO SEPTEMBER 30, 2004.......           (5.59)%    145%(5)        $      28

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....            5.01%     64%(5)         $ 511,532
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           12.40%    145%(5)         $ 486,285
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           37.58%    163%(5)         $ 432,328
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............          (20.16)%   169%(5)         $ 329,964
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............          (23.33)%   206%(5)         $ 431,695
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000............           34.00%    203%(5)         $ 603,584

SMALL COMPANY VALUE
--------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           12.31%      41%(5)        $  45,915
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           22.75%      64%(5)        $  31,068
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           37.20%      80%(5)        $   8,783
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002........          (15.70)%     98%(5)        $   4,276

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....           11.89%      41%(5)        $  13,824
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............           21.89%      64%(5)        $  11,571
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............           36.23%      80%(5)        $   7,520
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002........          (16.20)%     98%(5)        $   4,860

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                                  BEGINNING          NET              AND  DISTRIBUTIONS  DISTRIBUTIONS
                                                  NET ASSET   INVESTMENT       UNREALIZED       FROM NET       FROM NET
                                                  VALUE PER       INCOME   GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                      SHARE       (LOSS)      INVESTMENTS         INCOME          GAINS
-----------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE (CONTINUED)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $13.37       (0.04)          1.62           0.00         (0.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $11.41       (0.08)          1.56           0.00          0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 8.38       (0.04)          3.07           0.00          0.00
AUGUST 30, 2002(3) TO SEPTEMBER 30, 2002.........   $ 9.05        0.00          (0.67)          0.00          0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $13.74        0.01           1.68           0.00         (0.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $11.60        0.01           1.65           0.00          0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 8.44        0.01           3.15           0.00          0.00
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002........   $10.00        0.01          (1.57)          0.00          0.00

SPECIALIZED HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $10.49        0.00           0.01           0.00         (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.51       (0.09)          1.07           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 7.81       (0.08)          1.78           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $ 9.70       (0.10)         (1.79)          0.00          0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001...........   $10.00       (0.03)         (0.27)          0.00          0.00

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $10.21       (0.06)          0.04           0.00         (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.32       (0.18)          1.07           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 7.72       (0.16)          1.76           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $ 9.66       (0.17)         (1.77)          0.00          0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001...........   $10.00       (0.06)         (0.28)          0.00          0.00

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $10.22       (0.08)          0.06           0.00         (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 9.33       (0.19)          1.08           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 7.73       (0.16)          1.76           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $ 9.66       (0.18)         (1.75)          0.00          0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001...........   $10.00       (0.06)         (0.28)          0.00          0.00

SPECIALIZED TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $ 4.13       (0.03)          0.44           0.00          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 3.93       (0.07)          0.27           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 2.23        0.02           1.68           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $ 3.02       (0.06)         (0.73)          0.00          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $10.11       (0.02)         (7.07)          0.00          0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000......   $10.00        0.00           0.11           0.00          0.00

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $ 4.01       (0.06)          0.43           0.00          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 3.85       (0.10)          0.26           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 2.19       (0.06)          1.72           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $ 3.00       (0.08)         (0.73)          0.00          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $10.11       (0.06)         (7.05)          0.00          0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .....   $10.00        0.00           0.11           0.00          0.00

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   $ 4.00       (0.06)          0.44           0.00          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   $ 3.84       (0.10)          0.26           0.00          0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   $ 2.19       (0.06)          1.71           0.00          0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............   $ 3.00       (0.08)         (0.73)          0.00          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............   $10.11       (0.06)         (7.05)          0.00          0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .....   $10.00        0.00           0.11           0.00          0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    IN EXCESS OF   NET ASSET   ------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE (CONTINUED)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $14.07        (0.79)%        2.31%(4)  (0.12)%(4)   2.19%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $13.37        (0.84)%        2.35%(4)  (0.15)%(4)   2.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $11.41        (0.80)%        2.18%(4)   0.00% (4)   2.18%(4)
AUGUST 30, 2002(3) TO SEPTEMBER 30, 2002.........      0.00         $ 8.38         0.68%         7.48%(4)  (5.28)%(4)   2.20%(4)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $14.55         0.23%         1.29%(4)  (0.10)%(4)   1.19%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $13.74         0.15%         1.38%(4)  (0.18)%(4)   1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $11.60         0.21%         1.21%(4)   0.00% (4)   1.21%(4)
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002........      0.00         $ 8.44         0.34%         3.58%(4)  (2.35)%(4)   1.23%(4)

SPECIALIZED HEALTH SCIENCES
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $10.48        (0.28)%        1.94%     (0.29)%      1.65%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $10.49        (0.87)%        1.84%     (0.19)%      1.65%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $ 9.51        (1.02)%        2.25%     (0.60)%      1.65%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $ 7.81        (1.07)%        1.92%     (0.27)%      1.65%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001...........      0.00         $ 9.70        (0.95)%        2.66%     (1.01)%      1.65%


CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $10.17        (1.03)%        2.69%     (0.29)%      2.40%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $10.21        (1.62)%        2.59%     (0.19)%      2.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $ 9.32        (1.77)%        3.06%     (0.66)%      2.40%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $ 7.72        (1.82)%        2.87%     (0.47)%      2.40%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001...........      0.00         $ 9.66        (1.67)%        3.46%     (1.06)%      2.40%

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $10.18        (1.04)%        2.69%     (0.29)%      2.40%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $10.22        (1.63)%        2.59%     (0.19)%      2.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $ 9.33        (1.77)%        3.18%     (0.78)%      2.40%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $ 7.73        (1.82)%        3.03%     (0.63)%      2.40%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001...........      0.00         $ 9.66        (1.71)%        3.99%     (1.59)%      2.40%

SPECIALIZED TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $ 4.54        (1.40)%        1.80%     (0.05)%      1.75%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $ 4.13        (1.44)%        1.80%     (0.05)%      1.75%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $ 3.93        (1.45)%        1.98%     (0.23)%      1.75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $ 2.23        (1.37)%        2.47%     (0.72)%      1.75%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............      0.00         $ 3.02        (0.47)%        2.00%     (0.25)%      1.75%
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000......      0.00         $10.11        (0.13)%        2.02%     (0.27)%      1.75%

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $ 4.38        (2.15)%        2.55%     (0.05)%      2.50%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $ 4.01        (2.19)%        2.55%     (0.05)%      2.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $ 3.85        (2.10)%        3.08%     (0.58)%      2.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $ 2.19        (2.12)%        3.46%     (0.96)%      2.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............      0.00         $ 3.00        (1.24)%        2.72%     (0.22)%      2.50%
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .....      0.00         $10.11        (0.88)%        2.77%     (0.27)%      2.50%

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....      0.00         $ 4.38        (2.15)%        2.55%     (0.05)%      2.50%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............      0.00         $ 4.00        (2.19)%        2.54%     (0.04)%      2.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............      0.00         $ 3.84        (2.10)%        2.91%     (0.41)%      2.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............      0.00         $ 2.19        (2.12)%        3.16%     (0.66)%      2.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............      0.00         $ 3.00        (1.22)%        2.66%     (0.16)%      2.50%
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .....      0.00         $10.11        (0.90)%        2.77%     (0.27)%      2.50%

                                                               PORTFOLIO     NET ASSETS AT
                                                       TOTAL    TURNOVER     END OF PERIOD
                                                   RETURN(2)        RATE   (000'S OMITTED)
------------------------------------------------------------------------------------------
SMALL COMPANY VALUE (CONTINUED)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   11.89%        41%(5)      $   3,463
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   21.80%        64%(5)      $   2,769
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   36.23%        80%(5)      $   1,497
AUGUST 30, 2002(3) TO SEPTEMBER 30, 2002.........   (7.40)%       98%(5)      $      59

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   12.39%        41%(5)      $  91,071
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   23.05%        64%(5)      $  59,797
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   37.51%        80%(5)      $  33,583
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002........  (15.60)%       98%(5)      $   5,465

SPECIALIZED HEALTH SCIENCES
------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    0.11%       108%         $  11,548
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............   10.30%       266%         $  12,891
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   21.77%       150%         $  12,805
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (19.48)%      138%         $  12,217
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001...........   (3.00)%       48%         $  12,331

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   (0.18)%      108%         $  15,489
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    9.55%       266%         $  17,140
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   20.73%       150%         $  17,150
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (20.08)%      138%         $  15,576
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001...........   (3.40)%       48%         $  16,320

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....   (0.18)%      108%         $   1,866
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    9.54%       266%         $   2,249
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   20.70%       150%         $   2,323
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (19.98)%      138%         $   2,051
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001...........   (3.40)%       48%         $   2,277

SPECIALIZED TECHNOLOGY
------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    9.93%       114%         $ 105,443
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    5.09%       262%         $ 104,033
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   76.23%       276%         $ 110,730
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (26.16)%      388%         $  13,559
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............  (70.13)%      773%         $  22,946
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000......    1.10%         7%         $  42,626

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    9.23%       114%         $  28,272
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    4.16%       262%         $  28,648
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   75.80%       276%         $  31,758
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (27.00)%      388%         $  20,949
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............  (70.33)%      773%         $  34,218
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .....    1.10%         7%         $  52,958

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)....    9.50%       114%         $   5,905
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004............    4.17%       262%         $   5,789
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003............   75.34%       276%         $   7,076
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002............  (27.00)%      388%         $   4,295
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001............  (70.33)%      773%         $   7,320
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 .....    1.10%         7%         $  14,176

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   Calculated based upon average shares outstandings.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(6) Portfolio turnover rate is calculated by aggregrating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(7)   Calculated based upon average shares outstanding

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 74 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Index Fund, Growth Fund, Growth Equity Fund, Index Fund, International Equity Fund, Large Cap Appreciation Fund, Large Cap Value Fund, Large Company Growth Fund, Montgomery Emerging Markets Focus Fund, Montgomery Institutional Emerging Markets Fund, Montgomery Mid Cap Growth Fund, Montgomery Small Cap Fund, SIFE Specialized Financial Services Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, Small Company Growth Fund, Small Company Value Fund, Specialized Health Sciences Fund, and Specialized Technology Fund.

      Each Fund, except for the Specialized Health Sciences Fund and the Specialized Technology Fund, is a diversified series of the Trust. The Specialized Health Sciences Fund and the Specialized Technology Fund are non-diversified series of the Trust.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

      The Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Growth Equity Fund, Index Fund, Large Cap Appreciation Fund, Large Cap Value Fund, Large Company Growth Fund, Small Company Growth Fund, and Small Company Value Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Growth Equity Fund, Index Fund, Large Cap Appreciation Fund, Large Cap Value Fund, Large Company Growth Fund, Small Company Growth Fund, and Small Company Value Fund are as follows:

                                   Diversified      Diversified     Equity    Growth Equity
                                   Equity Fund    Small Cap Fund    Income        Fund
DISCIPLINED GROWTH PORTFOLIO           38%             N/A           N/A            15%
EQUITY INCOME PORTFOLIO                 9%             N/A            81%          N/A
INDEX PORTFOLIO                        19%             N/A           N/A           N/A
INTERNATIONAL EQUITY PORTFOLIO         33%             N/A           N/A           26%
LARGE CAP APPRECIATION PORTFOLIO       29%             N/A           N/A           N/A
LARGE CAP VALUE PORTFOLIO              32%             N/A           N/A           N/A
LARGE COMPANY GROWTH PORTFOLIO          7%             N/A           N/A             5%
SMALL CAP INDEX PORTFOLIO              14%              50%          N/A            19%
SMALL COMPANY GROWTH PORTFOLIO          5%              20%          N/A             7%
SMALL COMPANY VALUE PORTFOLIO           9%              32%          N/A            12%
OVERSEAS PORTFOLIO                     33%             N/A           N/A            26%
INTERNATIONAL GROWTH PORTFOLIO         33%             N/A           N/A            26%
INTERNATIONAL INDEX PORTFOLIO          33%             N/A           N/A            26%
C&B LARGE CAP VALUE PORTFOLIO          20%             N/A           N/A           N/A

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                         Large Cap        Large Cap   Large Company
                                       Index Fund    Appreciation Fund      Value      Growth Fund
INDEX PORTFOLIO                            59%             N/A              N/A            N/A
LARGE CAP APPRECIATION PORTFOLIO          N/A               36%             N/A            N/A
LARGE CAP VALUE PORTFOLIO                 N/A              N/A                2%           N/A
LARGE COMPANY GROWTH PORTFOLIO            N/A              N/A              N/A             77%

                                                      Small Company                   Small Company
                                                       Growth Fund                     Value Fund
SMALL COMPANY GROWTH PORTFOLIO                              61%                            N/A
SMALL COMPANY VALUE PORTFOLIO                              N/A                              29%

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Equity Income Fund and the SIFE Specialized Financial Services Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2005.

      At September 30, 2004, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                 Capital Loss
Fund                                             Year Expires    Carryforwards

EQUITY INCOME                                        2011       $     983,016

GROWTH FUND                                          2010          23,793,504
                                                     2011          35,299,099

INDEX FUND                                           2010          12,406,176
                                                     2011          32,325,753
                                                     2012           3,784,012

INTERNATIONAL EQUITY FUND                            2008           4,920,854
                                                     2009          49,771,550
                                                     2010          24,061,440
                                                     2011          45,537,020
                                                     2012          17,699,856

LARGE CAP VALUE FUND                                 2012                 448

LARGE COMPANY GROWTH FUND                            2010          91,866,464
                                                     2011         244,482,638
                                                     2012          44,771,320

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 Capital Loss
Fund                                             Year Expires    Carryforwards

MONTGOMERY EMERGING MARKET FOCUS FUND                2005       $  35,239,180
                                                     2006         199,922,247
                                                     2007          22,895,349
                                                     2008           1,693,484
                                                     2009          41,422,225
                                                     2010          14,971,904

MONTGOMERY INSTITUTIONAL EMERGING MARKET FUND        2006          21,855,712
                                                     2009          13,476,505
                                                     2010           6,538,143

MONTGOMERY MID CAP GROWTH FUND                       2010           1,438,991

SMALL CAP GROWTH FUND                                2006           3,026,764
                                                     2007           1,513,382
                                                     2010         197,341,404
                                                     2011          94,078,302

SMALL COMPANY GROWTH FUND                            2011          12,464,111

SPECIALIZED TECHNOLOGY FUND                          2008          10,300,690
                                                     2009         145,715,707
                                                     2010          56,253,017
                                                     2011          12,261,527

      At September 30, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                               Deferred Post-October
Fund                                               Capital Loss

LARGE CAP VALUE FUND                                  $46,667


      The yearly utilization of any acquired capital loss is limited by the Code.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2005, the following Fund(s) held futures contracts:

                                                                                    Net Unrealized
                                                                  Notional           Appreciation
Fund              Contracts      Type        Expiration Date       Amount           (Depreciation)
EQUITY INDEX        Long        S&P 500          Jun-05          $2,087,225           $(15,400)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

INVESTMENTS SOLD SHORT

      Certain Funds may engage in short-selling to the extent permitted by the Fund's investment policies in attempting to increase investment return. In a short sale transaction, the Fund borrows a security which it then delivers to settle a sale. The Fund is obligated to replace the security borrowed by purchasing the security at current market value at a future date. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Securities sold short at March 31, 2005, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2004, Wells Fargo Bank, N.A. was entitled to receive 40% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at March 31, 2005 are shown on the Statement of Assets and Liabilities.

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

      Written options transactions during the for the six months ended March 31, 2005, were as follows:

                                                                       Specialized Technology Fund
                                            Principal Amount of Contracts                        Premiums Received
Call Options Written
OPTIONS AT BEGINNING OF PERIOD                       $   329                                       $    95,835
OPTIONS WRITTEN                                        5,539                                         1,718,518
OPTIONS TERMINATED IN CLOSING TRANSACTIONS            (4,779)                                       (1,323,981)
OPTIONS EXPIRED                                       (1,089)                                         (490,372)
OPTIONS EXERCISED                                          0                                                 0
OPTIONS AT END OF PERIOD                             $     0                                       $         0

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       Specialized Technology Fund
                                            Principal Amount of Contracts                        Premiums Received
Put Options Written
OPTIONS AT BEGINNING OF PERIOD                       $ 1,531                                        $  185,696
OPTIONS WRITTEN                                            0                                                 0
OPTIONS TERMINATED IN CLOSING TRANSACTIONS                 0                                                 0
OPTIONS EXPIRED                                       (1,531)                                         (185,696)
OPTIONS EXERCISED                                          0                                                 0
OPTIONS AT END OF PERIOD                             $     0                                        $        0

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                             Advisory Fees**                                        Sub-Advisory Fees
                          Average Daily      (% of Average                        Average Daily       (% of Average
Fund                       Net Assets       Daily Net Assets)   Sub-Adviser        Net Assets       Daily Net Assets)
EQUITY INDEX FUND        $0 - $999 million        0.100        Wells Capital     $0 - $200 million        0.02
                        $1 - $4.99 billion        0.075          Management         > $200 million        0.01
                            >$4.99 billion        0.050         Incorporated

GROWTH FUND              $0 - $499 million        0.750        Wells Capital     $0 - $200 million        0.25
                       $500 - $999 million        0.700          Management    $200 - $400 million        0.20
                        $1 - $2.99 billion        0.650         Incorporated        > $400 million        0.15
                        $3 - $4.99 billion        0.625
                            >$4.99 billion        0.600

INTERNATIONAL            $0 - $499 million        0.950           Artisan         All asset levels        0.70
EQUITY FUND*           $500 - $999 million        0.900        Partners, L.P.
                        $1 - $2.99 billion        0.850
                        $3 - $4.99 billion        0.825
                            >$4.99 billion        0.800

                                                                 LSV Asset       $0 - $150 million        0.35
                                                                 Management    $150 - $500 million        0.40
                                                                               $500 - $750 million        0.35
                                                                                 $750 - $1 billion       0.325
                                                                                      > $1 billion        0.30

                                                                  New Star        $0 - $50 million        0.35
                                                               Institutional    $50 - $550 million        0.29
                                                               Managers Ltd.        > $550 million        0.20

MONTGOMERY               $0 - $499 million        1.100        Wells Capital     $0 - $200 million        0.35
EMERGING MARKETS       $500 - $999 million        1.050          Management         > $200 million        0.25
FOCUS FUND              $1 - $2.99 billion        1.000         Incorporated
                        $3 - $4.99 billion        0.975
                            >$4.99 billion        0.950

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                             Advisory Fees**                                        Sub-Advisory Fees
                          Average Daily       (% of Average                       Average Daily       (% of Average
Fund                       Net Assets       Daily Net Assets)   Sub-Adviser        Net Assets       Daily Net Assets)
MONTGOMERY               $0 - $499 million        1.100        Wells Capital     $0 - $200 million        0.35
INSTITUTIONAL          $500 - $999 million        1.050          Management         > $200 million        0.25
EMERGING MARKETS        $1 - $2.99 billion        1.000         Incorporated
FUND                    $3 - $4.99 billion        0.975
                            >$4.99 billion        0.950

MONTGOMERY MID           $0 - $499 million        0.750        Wells Capital     $0 - $200 million        0.25
CAP GROWTH FUND        $500 - $999 million        0.700          Management         > $200 million        0.20
                        $1 - $2.99 billion        0.650         Incorporated
                        $3 - $4.99 billion        0.625
                            >$4.99 billion        0.600

MONTGOMERY SMALL         $0 - $499 million        0.900        Wells Capital     $0 - $200 million        0.25
CAP FUND               $500 - $999 million        0.850          Management         > $200 million        0.20
                        $1 - $2.99 billion        0.800         Incorporated
                        $3 - $4.99 billion        0.775
                            >$4.99 billion        0.750

SIFE SPECIALIZED         $0 - $499 million        0.950        Wells Capital     $0 - $200 million        0.25
FINANCIAL SERVICES     $500 - $999 million        0.900          Management    $200 - $400 million        0.20
FUND                    $1 - $2.99 billion        0.850         Incorporated        > $400 million        0.15
                        $3 - $4.99 billion        0.825
                            >$4.99 billion        0.800

SMALL CAP                $0 - $499 million        0.900        Wells Capital     $0 - $200 million        0.25
GROWTH FUND            $500 - $999 million        0.850          Management         > $200 million        0.20
                        $1 - $2.99 billion        0.800         Incorporated
                        $3 - $4.99 billion        0.775
                            >$4.99 billion        0.750

SMALL CAP                $0 - $499 million        0.900           Schroder
                                                                 Investment      $0 - $275 million        0.50
OPPORTUNITIES FUND     $500 - $999 million        0.850          Management         > $275 million        0.45
                        $1 - $2.99 billion        0.800        North America
                        $3 - $4.99 billion        0.775         Incorporated
                            >$4.99 billion        0.750

SPECIALIZED HEALTH       $0 - $499 million        0.950         RCM Capital      $0 - $100 million        0.95
SCIENCES FUND          $500 - $999 million        0.900        Management LLC  $100 - $500 million        0.65
                        $1 - $2.99 billion        0.850                             > $200 million        0.60
                        $3 - $4.99 billion        0.825
                            >$4.99 billion        0.800

SPECIALIZED              $0 - $499 million        1.050
TECHNOLOGY FUND        $500 - $999 million        1.000         RCM Capital       $0 - $50 million        1.00
                        $1 - $2.99 billion        0.950        Management LLC   $50 - $100 million        0.70
                        $3 - $4.99 billion        0.925                             > $100 million        0.55
                            >$4.99 billion        0.900

      * Effective February 1, 2005. From September 15, 2004 to January 31, 2005, Artisan Partners L.P. ("Artisan"), LSV Asset Management ("LSV") and New Star Institutional Managers Limited ("New Star") each provided sub-advisory services to a one-third portion of the assets of the International Equity Fund under an interim sub-advisory agreement subject to a sub-advisory rate as a percentage of net assets of 0.35% for assets $0-$200 million and 0.25% for assets >$200 million. Prior to September 15, 2004, Wells Capital Management, Incorporated served as the Fund's sub-adviser and was paid at the same rate as each of the sub-advisers under the interim sub-advisory agreement.

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      ** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                              Advisory Fees
                                                              (% of Average
Fund                                                         Daily Net Assets)

EQUITY INDEX FUND                                                  0.15
GROWTH FUND                                                        0.75
INTERNATIONAL EQUITY FUND                                          1.00
MONTGOMERY EMERGING MARKETS FOCUS FUND                             1.10
MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND                     1.10
MONTGOMERY MID CAP GROWTH FUND                                     0.75
MONTGOMERY SMALL CAP FUND                                          0.90
SIFE SPECIALIZED FINANCIAL SERVICES FUND                           0.95
SMALL CAP GROWTH FUND                                              0.90
SMALL CAP OPPORTUNITIES FUND                                       0.90
SPECIALIZED HEALTH SCIENCES FUND                                   0.95
SPECIALIZED TECHNOLOGY FUND                                        1.05

      For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

      For each Fund that invests all of its assets in single Master Portfolios, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                          Admin Fees
                               Average Daily             (% of Average
                                 Net Assets            Daily Net Assets)

FUND LEVEL ***               $0 -$4.99 billion               0.05
                            $5 - $9.99 billion               0.04
                                >$9.99 billion               0.03

CLASS A                                                      0.28

CLASS B                                                      0.28

CLASS C                                                      0.28

INSTITUTIONAL CLASS                                          0.20

SELECT CLASS                                                 0.10

      *** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                        % of Average
Fund                                                  Daily Net Assets

INTERNATIONAL EQUITY FUND                                   0.10
MONTGOMERY EMERGING MARKETS FOCUS FUND                      0.25
MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND              0.25
SPECIALIZED HEALTH SCIENCES FUND                            0.07
SPECIALIZED TECHNOLOGY FUND                                 0.07
ALL OTHER FUNDS                                             0.02

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                        % of Average
Share Class                                           Daily Net Assets

CLASS A, CLASS B, CLASS C                                   0.25
INSTITUTIONAL CLASS*                                        0.10
SELECT CLASS                                                0.00

      *Fee applies only to Institutional Class shares of the Diversified Small Cap, Montgomery Small Cap, Small Cap Growth, Small Cap Opportunities, Small Company Growth and Small Company Value Funds.

      For the six months ended March 31, 2005, shareholder servicing fees paid were as follows:

                                                                          Institutional   Select
Fund                                       Class A    Class B   Class C       Class        Class
DIVERSIFIED EQUITY FUND                   $136,722   $ 99,290   $ 9,670       $       0   $   N/A
DIVERSIFIED SMALL CAP FUND                     N/A        N/A       N/A         159,908       N/A
EQUITY INCOME FUND                         237,791     97,275    11,051               0       N/A
EQUITY INDEX FUND                          439,731     62,221       N/A             N/A       N/A
GROWTH FUND                                153,251      7,403       N/A               0       N/A
GROWTH EQUITY FUND                          25,916     13,919     1,176               0       N/A
INTERNATIONAL EQUITY FUND                   70,857     19,232     2,049               0       N/A
LARGE CAP APPRECIATION FUND                 28,175      2,209       820               0       N/A
LARGE CAP VALUE FUND                         3,083      1,951       456               0       N/A
LARGE COMPANY GROWTH FUND                  559,491    270,401    36,274               0         0
MONTGOMERY EMERGING MARKETS FOCUS FUND     187,172      4,086     3,245               0       N/A
MONTGOMERY MID CAP GROWTH FUND             125,161      9,177     1,376             N/A       N/A
MONTGOMERY SMALL CAP FUND                   56,049        972       259          14,881       N/A
SIFE SPECIALIZED FINANCIAL SERVICES FUND   570,825     11,316     2,158             N/A       N/A
SMALL CAP GROWTH FUND                       78,071     27,170     7,338          14,580       N/A
SMALL CAP OPPORTUNITIES FUND                   N/A        N/A       N/A         205,240       N/A
SMALL COMPANY GROWTH FUND                    1,512        379        67         174,293       N/A
SMALL COMPANY VALUE FUND                    48,860     16,322     3,883          25,253       N/A
SPECIALIZED HEALTH SCIENCES FUND            15,824     20,987     2,671             N/A       N/A
SPECIALIZED TECHNOLOGY FUND                143,220     38,525     7,999             N/A       N/A

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens"). The Board of Trustees approved the replacement of Stephens as distributor with Wells Fargo Funds Distributor, LLC ("Distributor") effective April 11, 2005. The Class B and Class C shares of the Funds paid Stephens and will pay the Distributor an annual fee of up to 0.75% of the average daily net assets.

      For the six months ended March 31, 2005, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from other class specific expenses, if applicable. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                      Net Operating Expense Ratios

Fund                                       Class A    Class B   Class C   Institutional   Select
DIVERSIFIED EQUITY FUND                       1.25%      2.00%     2.00%          1.00%      N/A
DIVERSIFIED SMALL CAP FUND                     N/A        N/A       N/A           1.20%      N/A
EQUITY INCOME FUND                            1.10%      1.85%     1.85%          0.85%      N/A
EQUITY INDEX FUND                             0.65%      1.40%      N/A            N/A       N/A
GROWTH FUND                                   1.25%      2.00%      N/A           1.00%      N/A
GROWTH EQUITY FUND                            1.50%      2.25%     2.25%          1.25%      N/A
INDEX FUND                                     N/A        N/A       N/A           0.25%      N/A
INTERNATIONAL EQUITY FUND                     1.50%      2.25%     2.25%          1.25%      N/A
LARGE CAP APPRECIATION FUND                   1.25%      2.00%     2.00%          1.00%      N/A
LARGE CAP VALUE FUND                          1.25%      2.00%     2.00%          1.00%      N/A
LARGE COMPANY GROWTH FUND                     1.20%      1.95%     1.95%          0.95%     0.75%
MONTGOMERY EMERGING MARKETS FOCUS FUND        1.90%      2.65%     2.65%          1.60%      N/A
MONTGOMERY INSTITUTIONAL EMERGING
 MARKETS FUND                                  N/A        N/A       N/A            N/A      1.25%
MONTGOMERY MID CAP GROWTH FUND                1.40%      2.15%     2.15%           N/A       N/A
MONTGOMERY SMALL CAP FUND                     1.40%      2.15%     2.15%          1.20%      N/A
SIFE SPECIALIZED FINANCIAL SERVICES FUND      1.35%      2.10%     2.10%           N/A       N/A
SMALL CAP GROWTH FUND                         1.45%      2.20%     2.20%          1.20%      N/A
SMALL CAP OPPORTUNITIES FUND                   N/A        N/A       N/A           1.20%      N/A
SMALL COMPANY GROWTH FUND                     1.45%      2.20%     2.20%          1.20%      N/A
SMALL COMPANY VALUE FUND                      1.45%      2.20%     2.20%          1.20%      N/A
SPECIALIZED HEALTH SCIENCES FUND              1.65%      2.40%     2.40%           N/A       N/A
SPECIALIZED TECHNOLOGY FUND                   1.75%      2.50%     2.50%           N/A       N/A

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended March 31, 2005, were as follows:

Fund                                           Purchases at Cost  Sales Proceeds

DIVERSIFIED EQUITY FUND*                           $ 485,936,352   $ 447,555,303
DIVERSIFIED SMALL CAP FUND*                          190,276,325     184,761,181
EQUITY INCOME FUND*                                   54,328,702     470,408,620
EQUITY INDEX FUND                                      9,461,960      30,632,602
GROWTH FUND                                           34,290,829      38,764,491
GROWTH EQUITY FUND*                                  221,254,281     235,896,082
INDEX FUND*                                           37,088,257      70,264,506
INTERNATIONAL EQUITY FUND                            120,149,354     124,203,377
LARGE CAP APPRECIATION FUND*                          27,679,213      28,958,327
LARGE CAP VALUE FUND*                                  7,056,080       4,702,389
LARGE COMPANY GROWTH FUND*                           171,806,513     288,771,946
MONTGOMERY EMERGING MARKETS FOCUS FUND               221,438,998     221,374,163
MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND        64,661,835      71,154,365
MONTGOMERY MID CAP GROWTH FUND                        72,632,145      74,632,795
MONTGOMERY SMALL CAP FUND                             86,175,892      73,374,218
SIFE SPECIALIZED FINANCIAL SERVICES FUND             160,762,759     221,597,473
SMALL CAP GROWTH FUND                                 97,482,807     118,765,978
SMALL CAP OPPORTUNITIES FUND                         339,791,521     293,231,231
SMALL COMPANY GROWTH FUND*                           332,969,427     326,323,959
SMALL COMPANY VALUE FUND*                             65,133,927      58,273,428
SPECIALIZED HEALTH SCIENCES FUND                   $  33,006,253   $  37,434,159
SPECIALIZED TECHNOLOGY FUND                          161,516,190     174,540,512

      * These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended March 31, 2005, there were no borrowings under the agreement.

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

      As of March 31, 2005, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for each Fund are disclosed below:

                                                     FOR THE SIX MONTHS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------------------

                                                                                NET INCREASE
                                                SHARES ISSUED ON                  (DECREASE)
                                       SHARES       REINVESTMENT       SHARES      IN SHARES
FUND NAME                                SOLD   OF DISTRIBUTIONS     REDEEMED    OUTSTANDING
--------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------------------
Class A.........................      389,827            221,966     (310,361)       301,432
Class B.........................       86,050            159,482     (442,371)      (196,839)
Class C.........................       11,712             14,517      (32,206)        (5,977)
Institutional Class.............    1,671,850          2,474,470   (3,104,138)     1,042,182

DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------------------
Institutional Class.............      9788414          2,175,273   (8,099,510)     3,864,177

EQUITY INCOME FUND
--------------------------------------------------------------------------------------------
Class A.........................      310,342            340,697     (654,007)        (2,968)
Class B.........................       35,380            133,368     (425,834)      (257,086)
Class C.........................        7,729             13,796      (46,162)       (24,637)
Institutional Class.............    1,117,654            722,995   (3,214,749)    (1,374,100)

EQUITY INDEX FUND
--------------------------------------------------------------------------------------------
Class A.........................      506,616            350,663     (839,908)        17,371
Class B.........................       30,348             39,526     (214,900)      (145,026)

GROWTH FUND
--------------------------------------------------------------------------------------------
Class A.........................      163,973                  0   (1,045,253)      (881,280)
Class B.........................       20,331                  0     (206,093)      (185,762)
Institutional Class.............      545,574                  0     (533,949)        11,625

GROWTH EQUITY FUND
--------------------------------------------------------------------------------------------
Class A.........................      114,075             38,164      (73,831)        78,408
Class B.........................       26,038             23,958     (113,600)       (63,604)
Class C.........................        2,233              1,827      (11,180)        (7,120)
Institutional Class.............    1,252,501            937,592   (2,118,792)        71,301

INDEX FUND
--------------------------------------------------------------------------------------------
Institutional Class.............    5,863,367            357,768   (6,865,404)      (644,269)

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------
Class A.........................    1,022,211              1,136   (1,618,925)      (595,578)
Class B.........................       86,873                  0     (213,853)      (126,980)
Class C.........................       11,769                  0      (40,789)       (29,020)
Institutional Class.............    4,272,600             80,509   (3,580,350)       772,759

LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------------------
Class A.........................    1,175,293             31,500     (986,783)       220,010
Class B.........................       65,250              1,895      (13,693)        53,452
Class C.........................        9,584                667      (14,157)        (3,906)
Institutional Class.............      160,786             22,128     (173,347)         9,567

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------------------
Class A.........................      143,064              1,080      (32,792)       111,352
Class B.........................       47,248                  0       (4,027)        43,221
Class C.........................        8,941                 22         (995)         7,968
Institutional Class.............      164,878                  1         (981)       163,898

LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------
Class A.........................    1,352,733                  0   (2,333,775)      (981,042)
Class B.........................       71,667                 79     (727,732)      (655,986)
Class C.........................       18,953                  0     (201,213)      (182,260)
Institutional Class.............    6,743,621             57,575   (9,848,391)    (3,047,195)
Select Class....................       49,929              4,284     (240,199)      (185,986)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                 FOR THE YEAR ENDED SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------

                                                SHARES ISSUED ON                       NET INCREASE
                                       SHARES       REINVESTMENT       SHARES         (DECREASE) IN
FUND NAME                                SOLD   OF DISTRIBUTIONS     REDEEMED    SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND
---------------------------------------------------------------------------------------------------
Class A.........................      821,145             14,461     (430,724)              404,882
Class B.........................      220,833                  0     (775,127)             (554,294)
Class C.........................       75,798                229     (147,401)              (71,374)
Institutional Class.............    2,260,680            250,738   (5,367,792)           (2,856,374)

DIVERSIFIED SMALL CAP FUND
---------------------------------------------------------------------------------------------------
Institutional Class.............     12781203             147063   (5,266,204)            7,662,062

EQUITY INCOME FUND
---------------------------------------------------------------------------------------------------
Class A.........................    1,483,225            284,316   (1,532,001)              235,540
Class B.........................      182,396            135,008   (1,141,176)             (823,772)
Class C.........................       86,233             15,083     (177,647)              (76,331)
Institutional Class.............    2,592,859            855,198   (7,676,739)           (4,228,682)

EQUITY INDEX FUND
---------------------------------------------------------------------------------------------------
Class A.........................      635,129            267,984     (895,043)                8,070
Class B.........................      119,005             38,606     (384,013)             (226,402)

GROWTH FUND
---------------------------------------------------------------------------------------------------
Class A.........................    1,178,928                  0   (2,434,003)           (1,255,075)
Class B.........................       65,969                  0     (858,363)             (792,394)
Institutional Class.............      348,612                  0   (1,818,246)           (1,469,634)

GROWTH EQUITY FUND
---------------------------------------------------------------------------------------------------
Class A.........................      294,681                  0     (250,199)               44,482
Class B.........................       54,515                  0     (223,589)             (169,074)
Class C.........................       40,112                  0     (123,727)              (83,615)
Institutional Class.............    1,718,153                  0   (2,210,223)             (492,070)

INDEX FUND
---------------------------------------------------------------------------------------------------
Institutional Class.............    8,138,475            232,802   (5,142,413)            3,228,864

INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------
Class A.........................    3,151,543             27,964   (3,459,427)             (279,920)
Class B.........................      153,967                  0     (887,112)             (733,145)
Class C.........................      217,640                  0     (332,246)             (114,606)
Institutional Class.............   16,612,771            110,559   (8,085,712)            8,637,618

LARGE CAP APPRECIATION FUND
---------------------------------------------------------------------------------------------------
Class A.........................    4,822,793                  0   (2,858,420)            1,964,373
Class B.........................       34,620                  0      (42,032)               (7,412)
Class C.........................       20,796                  0       (7,820)               12,976
Institutional Class.............      520,102                  0     (902,819)             (382,717)

LARGE CAP VALUE FUND
---------------------------------------------------------------------------------------------------
Class A.........................      152,310                 19      (16,813)              135,516
Class B.........................      105,747                  0       (9,380)               96,367
Class C.........................       30,923                  0       (6,261)               24,662
Institutional Class.............       33,620                  1       (2,854)               30,767

LARGE COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------
Class A.........................    4,929,398                  0   (3,111,713)            1,817,685
Class B.........................      366,629                  0   (1,103,460)             (736,831)
Class C.........................      196,445                  0     (419,891)             (223,446)
Institutional Class.............   16,322,384                228  (12,363,530)            3,959,082
Select Class....................    1,274,881                  0      (37,958)            1,236,923

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       FOR THE SIX MONTHS ENDED MARCH 31, 2005
--------------------------------------------------------------------------------------------------------------

                                                                                                  NET INCREASE
                                                                 SHARES ISSUED ON                   (DECREASE)
                                                        SHARES       REINVESTMENT        SHARES      IN SHARES
FUND NAME                                                 SOLD   OF DISTRIBUTIONS      REDEEMED    OUTSTANDING
--------------------------------------------------------------------------------------------------------------

MONTGOMERY EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------------------------------------
Class A......................................          345,055                  0      (939,864)      (594,809)
Class B......................................           31,025                  0        (9,155)        21,870
Class C......................................           21,317                  0       (29,733)        (8,416)
Institutional Class..........................        1,054,325                  0      (596,007)       458,318

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------------------------------------
Select Class.................................           52,484             12,890      (152,802)       (87,428)

MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------
Class A......................................        1,323,134          1,067,624    (1,844,725)       546,033
Class B......................................          119,875             83,506      (176,112)        27,269
Class C......................................           16,410             12,753       (15,616)        13,547

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------------------------------------
Class A......................................           36,960             53,986      (373,974)      (283,028)
Class B......................................            8,720              1,058        (4,308)         5,470
Class C......................................            1,954                285        (3,661)        (1,422)
Institutional Class..........................        1,670,133             64,547       (68,501)     1,666,179

SIFE SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------------------------------------
Class A......................................        1,987,963          8,861,096   (20,819,265)    (9,970,206)
Class B......................................           65,494            167,373      (904,095)      (671,228)
Class C......................................           20,572             30,544      (110,435)       (59,319)

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------
Class A......................................          172,200                  0      (567,486)      (395,286)
Class B......................................           25,588                  0      (231,927)      (206,339)
Class C......................................            4,139                  0       (66,253)       (62,114)
Institutional Class..........................          323,781                  0      (877,192)      (553,411)

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------
Institutional Class..........................        8,413,767          2,241,616    (6,043,899)     4,611,484

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------------------
Class A......................................           43,065                228       (21,120)        22,173
Class B......................................           11,227                 47        (1,060)        10,214
Class C......................................            1,264                 10             0          1,274
Institutional Class..........................        2,971,615            102,575    (2,934,249)       139,941

SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------------------------------------
Class A......................................        1,616,393            153,894      (866,713)       903,574
Class B......................................          142,107             54,282       (79,319)       117,070
Class C......................................           59,663             12,697       (33,275)        39,085
Institutional Class..........................        4,840,091            307,193    (3,241,560)     1,905,724

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------------------------------------
Class A......................................          103,964              2,270      (233,955)      (127,721)
Class B......................................           15,637              3,233      (174,017)      (155,147)
Class C......................................            2,827                389       (39,866)       (36,650)

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------------------------------------
Class A......................................        4,113,230                  0    (6,048,451)    (1,935,221)
Class B......................................          107,221                  0      (806,379)      (699,158)
Class C......................................          122,242                  0      (219,755)       (97,513)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                  FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------

                                                                 SHARES ISSUED ON                       NET INCREASE
                                                        SHARES       REINVESTMENT        SHARES        (DECREASE) IN
FUND NAME                                                 SOLD   OF DISTRIBUTIONS      REDEEMED   SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------------------------------------------
Class A......................................        2,064,073                  0    (1,917,162)             146,911
Class B......................................          152,882                  0       (32,646)             120,236
Class C......................................          149,683                  0       (58,231)              91,452
Institutional Class..........................        1,906,142                  0    (1,113,630)             792,512

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------------------------------------------
Select Class.................................           92,404             22,529      (147,419)             (32,486)

MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
Class A......................................        1,573,411                  0    (2,928,519)          (1,355,108)
Class B......................................          435,248                  0      (270,405)             164,843
Class C......................................          108,826                  0       (48,451)              60,375

MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------------------------------------------
Class A......................................        1,535,693                  0    (6,301,110)          (4,765,417)
Class B......................................           56,542                  0        (2,168)              54,374
Class C......................................           22,560                  0       (12,274)              10,286
Institutional Class..........................        3,113,761                  0       (35,174)           3,078,587

SIFE SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------------------------------------------
Class A......................................        7,773,542         23,702,325   (26,336,936)           5,138,931
Class B......................................          236,698            876,691    (3,153,897)          (2,040,508)
Class C......................................           71,741             88,480      (129,495)              30,726
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
Class A......................................        1,640,608                  0    (1,828,024)            (187,416)
Class B......................................          131,946                  0      (822,159)            (690,213)
Class C......................................          301,146                  0      (631,865)            (330,719)
Institutional Class..........................        1,080,247                  0    (2,370,034)          (1,289,787)

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------
Institutional Class..........................        4,680,607            429,874    (2,981,714)           2,128,768

SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
Class A......................................           41,421                  0       (10,332)              31,089
Class B......................................            5,989                  0          (581)               5,408
Class C......................................            2,267                  0        (1,238)               1,029
Institutional Class..........................        3,483,694                  0    (3,472,825)              10,869

SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------------------------------------------
Class A......................................        2,093,919             38,534      (618,429)           1,514,024
Class B......................................          380,677             27,546      (202,057)             206,166
Class C......................................          140,844              5,817       (70,854)              75,808
Institutional Class..........................        2,863,113            117,077    (1,523,009)           1,457,182

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------------------------------------------
Class A......................................          258,297                  0      (376,273)            (117,976)
Class B......................................          117,978                  0      (278,215)            (160,237)
Class C......................................           26,222                  0       (55,182)             (28,960)

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------------------------------------------
Class A......................................        5,079,894                  0    (8,039,336)          (2,959,442)
Class B......................................          406,409                  0    (1,509,769)          (1,103,360)
Class C......................................          176,809                 40      (572,088)            (395,239)

WELLS FARGO STOCK FUNDS                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

7. PROXY VOTING INFORMATION
--------------------------------------------------------------------------------

      At a special meeting held on January 14, 2005 , the shareholders of the Wells Fargo Growth Fund voted on an Agreement and Plan of Reorganization, under which substantially all of the assets of the Wells Fargo Growth Fund will be transferred to the Wells Fargo Large Company Growth Fund._ The results of the voting were as follows:

                                                                           % of               % of
                                                 Number of Shares   Outstanding Shares   Shares Present
Affirmative                                          4,466,324            33.40%             93.76%
Abstain                                                177,949             1.33%              3.74%
Against                                                119,356             0.89%              2.51%
Total Number of Shares Participating at Meeting      4,763,629            35.63%            100.00%
Outstanding Shares                                  13,371,219

      At a special meeting held on January 14, 2005 , the shareholders of the Wells Fargo International Equity Fund voted on the proposal of separate sub-advisory agreements with Artisan Partners, L.P., LSV Asset Management, and New Star Institutional Managers Limited. The results of the voting were as follows:

                                                                           % of               % of
                                                 Number of Shares   Outstanding Shares   Shares Present
Affirmative                                         38,554,489            92.46%             99.72%
Abstain                                                 66,444             0.16%              0.17%
Against                                                 42,849             0.10%              0.11%
Total Number of Shares Participating at Meeting     38,663,782            92.72%            100.00%
Outstanding Shares                                  41,699,849

8. MISCELLANEOUS
--------------------------------------------------------------------------------

FOREIGN TAXES PAYABLE

      Under Indian tax law, U.S. mutual funds are subject to taxation on capital gains realized upon the sale of Indian securities. Mutual fund industry practice has long been to net long-term capital losses against taxable short-term capital gains. However, the Indian tax statute was amended in mid-2002 to disallow such netting, and the Indian tax authorities have subsequently assessed additional taxes on many U.S. mutual funds based upon a retroactive application of the tax statute. For the taxable years since its inception date, the Wells Fargo Montgomery Emerging Markets Focus Fund (the "Focus Fund"), as successor to the Montgomery Emerging Markets Fund, has been assessed approximately $590,000. The Fund filed an administrative appeal to this assessment in April 2003.

      On August 1, 2003, the Focus Fund received a demand for one-half of the $590,000 to stay the imposition of additional penalties while the assessment was under appeal, and an agreement was reached on August 8, 2003 for the Focus Fund to make such payment.

      On August 20, 2003, the Focus Fund made the determination to accrue the entire amount at issue as a tax expense. The present liability balance of $299,640 reflects the one half of the partial payment. The Fund continues to pursue the administrative appeals which may be lengthly and will involve expense to the Fund. Any expense or liability accrued will be reversed in the event of a favorable disposition.

9. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 25, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire certain assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. This acquisition was consummated on December 31, 2004.

      In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. In December 2004, the Strong Funds' shareholders approved the reorganization. The reorganization was consummated at the close of business on April 8, 2005.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 93.50%

APPAREL & ACCESSORY STORES - 1.46%
    165,300  KOHL'S CORPORATION+                                                                                 $    8,534,439
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.90%
    230,000  JONES APPAREL GROUP INCORPORATED                                                                         7,702,700
    155,300  VF CORPORATION                                                                                           9,184,442

                                                                                                                     16,887,142
                                                                                                                 --------------

BUSINESS SERVICES - 8.32%
    343,400  MANPOWER INCORPORATED                                                                                   14,944,768
    447,400  MICROSOFT CORPORATION                                                                                   10,813,658
    155,000  OMNICOM GROUP INCORPORATED                                                                              13,720,600
  1,610,100  PARAMETRIC TECHNOLOGY CORPORATION+                                                                       9,000,459

                                                                                                                     48,479,485
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 5.43%
    268,900  BRISTOL-MYERS SQUIBB COMPANY                                                                             6,846,194
    251,900  COLGATE PALMOLIVE COMPANY                                                                               13,141,623
    359,300  MERCK & COMPANY INCORPORATED                                                                            11,630,541

                                                                                                                     31,618,358
                                                                                                                 --------------

COMMUNICATIONS - 4.76%
    414,300  COMCAST CORPORATION+                                                                                    13,837,620
    523,100  VODAFONE GROUP PLC ADR                                                                                  13,893,536

                                                                                                                     27,731,156
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 6.06%
    253,500  BANK OF AMERICA CORPORATION                                                                             11,179,350
    271,100  JP MORGAN CHASE & COMPANY                                                                                9,380,060
    337,800  STATE STREET CORPORATION                                                                                14,768,616

                                                                                                                     35,328,026
                                                                                                                 --------------

EATING & DRINKING PLACES - 6.70%
    342,900  ARAMARK CORPORATION CLASS B                                                                              9,011,412
    507,200  MCDONALD'S CORPORATION                                                                                  15,794,208
    365,100  WENDY'S INTERNATIONAL INCORPORATED                                                                      14,253,504

                                                                                                                     39,059,124
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.02%
    660,700  MOLEX INCORPORATED CLASS A                                                                              15,592,520
    508,500  NOKIA OYJ ADR                                                                                            7,846,155

                                                                                                                     23,438,675
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.43%
    262,300  SNAP-ON INCORPORATED                                                                                     8,338,517
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.76%
    216,400  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   10,255,196
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FURNITURE & FIXTURES - 2.19%
    441,300  LEGGETT & PLATT INCORPORATED                                                                        $   12,744,744
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 1.69%
    820,200  BIG LOTS INCORPORATED+                                                                                   9,858,804
                                                                                                                 --------------

HEALTH SERVICES - 2.61%
    284,500  HCA INCORPORATED                                                                                        15,240,665
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.43%
      4,960  BERKSHIRE HATHAWAY INCORPORATED+                                                                        14,165,760
                                                                                                                 --------------


INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.71%
    399,800  DOVER CORPORATION                                                                                       15,108,442
    159,400  EATON CORPORATION                                                                                       10,424,760
    301,200  PITNEY BOWES INCORPORATED                                                                               13,590,144

                                                                                                                     39,123,346
                                                                                                                 --------------

INSURANCE CARRIERS - 6.24%
    228,200  ALLSTATE CORPORATION                                                                                    12,336,492
    249,700  MBIA INCORPORATED                                                                                       13,054,316
    285,300  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  10,981,197

                                                                                                                     36,372,005
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.28%
    343,800  BAXTER INTERNATIONAL INCORPORATED                                                                       11,682,324
    126,800  BECTON DICKINSON & COMPANY                                                                               7,407,656

                                                                                                                     19,089,980
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.39%
    680,800  HASBRO INCORPORATED                                                                                     13,922,360
                                                                                                                 --------------


MISCELLANEOUS RETAIL - 2.42%
    474,900  ZALE CORPORATION+                                                                                       14,114,028
                                                                                                                 --------------


NON-DEPOSITORY CREDIT INSTITUTIONS - 4.84%
    228,600  AMERICAN EXPRESS COMPANY                                                                                11,743,182
    240,499  COUNTRYWIDE FINANCIAL CORPORATION                                                                        7,806,597
    137,400  FREDDIE MAC                                                                                              8,683,680

                                                                                                                     28,233,459
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 2.11%
    186,800  KIMBERLY-CLARK CORPORATION                                                                              12,278,364
        103  NEENAH PAPER INCORPORATED                                                                                    3,463

                                                                                                                     12,281,827
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.80%
    284,500  EXXONMOBIL CORPORATION                                                                                  16,956,200
    183,800  ROYAL DUTCH PETROLEUM COMPANY                                                                           11,035,352

                                                                                                                     27,991,552
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PRIMARY METAL INDUSTRIES - 2.34%
    198,100  ENGELHARD CORPORATION                                                                               $    5,948,943
    150,000  HUBBELL INCORPORATED CLASS B                                                                             7,665,000

                                                                                                                     13,613,943
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.72%
    115,800  GANNETT COMPANY INCORPORATED                                                                             9,157,464
    193,000  VIACOM INCORPORATED CLASS B                                                                              6,722,190

                                                                                                                     15,879,654
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.68%
    146,000  GENERAL DYNAMICS CORPORATION                                                                            15,629,300
                                                                                                                 --------------

WATER TRANSPORTATION - 1.21%
    135,900  CARNIVAL CORPORATION                                                                                     7,040,979
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $536,785,071)                                                                             544,972,524
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 6.86%
 39,971,162  WELLS FARGO MONEY MARKET TRUST~++                                                                       39,971,162
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $39,971,162)                                                                      39,971,162
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $576,756,233)*                              100.36%                                                        $  584,943,686
OTHER ASSETS AND LIABILITIES, NET                  (0.36)                                                            (2,112,829)
                                                  ------                                                         --------------
TOTAL NET ASSETS                                  100.00%                                                        $  582,830,857
                                                  ======                                                         ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $39,971,162.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.76%

APPAREL & ACCESSORY STORES - 7.43%
    194,800  AMERICAN EAGLE OUTFITTERS INCORPORATED                                                              $    5,756,340
     74,300  NORDSTROM INCORPORATED                                                                                   4,114,734
     80,000  URBAN OUTFITTERS INCORPORATED+                                                                           3,837,600

                                                                                                                     13,708,674
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.04%
     98,400  HOME DEPOT INCORPORATED                                                                                  3,762,816
                                                                                                                 --------------

BUSINESS SERVICES - 13.38%
     97,100  ADOBE SYSTEMS INCORPORATED                                                                               6,522,207
     98,800  CHECKFREE CORPORATION+                                                                                   4,027,088
    239,400  MICROSOFT CORPORATION                                                                                    5,786,298
    143,200  ROBERT HALF INTERNATIONAL INCORPORATED                                                                   3,860,672
    210,800  SYMANTEC CORPORATION+                                                                                    4,496,364

                                                                                                                     24,692,629
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 7.63%
     86,000  GENENTECH INCORPORATED+                                                                                  4,868,460
    108,000  GILEAD SCIENCES INCORPORATED+                                                                            3,866,400
    101,000  PROCTER & GAMBLE COMPANY                                                                                 5,353,000

                                                                                                                     14,087,860
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 1.88%
     70,800  INVESTORS FINANCIAL SERVICES CORPORATION                                                                 3,462,828
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.83%
    112,000  AMPHENOL CORPORATION CLASS A                                                                             4,148,480
    266,800  CISCO SYSTEMS INCORPORATED+                                                                              4,773,052
    190,200  COMVERSE TECHNOLOGY INCORPORATED+                                                                        4,796,844
    138,900  GENERAL ELECTRIC COMPANY                                                                                 5,008,734
    207,400  INTEL CORPORATION                                                                                        4,817,902
     52,100  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 3,700,142
    160,300  NVIDIA CORPORATION+                                                                                      3,808,728

                                                                                                                     31,053,882
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.23%
     51,000  FORTUNE BRANDS INCORPORATED                                                                              4,112,130
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.92%
     67,000  PEPSICO INCORPORATED                                                                                     3,553,010
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 2.52%
     92,900  WAL-MART STORES INCORPORATED                                                                             4,655,219
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.33%
     76,200  3M COMPANY                                                                                               6,529,578
    124,200  DELL INCORPORATED+                                                                                       4,771,764
     65,600  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              5,994,528
     77,500  NATIONAL-OILWELL INCORPORATED+                                                                           3,619,250

                                                                                                                     20,915,120
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS - 3.18%
     61,500  UNITEDHEALTH GROUP INCORPORATED                                                                     $    5,865,870
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 2.86%
     93,300  COACH INCORPORATED+                                                                                      5,283,579
                                                                                                                 --------------


MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.56%
     60,000  BAUSCH & LOMB INCORPORATED                                                                               4,398,000
     71,000  BECTON DICKINSON & COMPANY                                                                               4,147,820
     72,000  STRYKER CORPORATION                                                                                      3,211,920
     51,800  ZIMMER HOLDINGS INCORPORATED+                                                                            4,030,558

                                                                                                                     15,788,298
                                                                                                                 --------------

MEDICAL MANAGEMENT SERVICES - 3.13%
     84,800  COVENTRY HEALTH CARE INCORPORATED+                                                                       5,778,272
                                                                                                                 --------------


MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.00%
     82,400  JOHNSON & JOHNSON                                                                                        5,533,984
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 2.05%
     43,300  EXPRESS SCRIPTS INCORPORATED+                                                                            3,775,327
                                                                                                                 --------------


MOTION PICTURES - 2.06%
    132,500  WALT DISNEY COMPANY                                                                                      3,806,725
                                                                                                                 --------------


SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.73%
     37,700  BEAR STEARNS COMPANIES INCORPORATED                                                                      3,766,230
     42,000  GOLDMAN SACHS GROUP INCORPORATED                                                                         4,619,580
     42,900  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    4,039,464

                                                                                                                     12,425,274
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $160,651,735)                                                                             182,261,497
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 1.28%

MUTUAL FUND - 1.28%
  2,356,011  WELLS FARGO MONEY MARKET TRUST~++                                                                        2,356,011
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,356,011)                                                                        2,356,011
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $163,007,746)*                              100.04%                                                        $  184,617,508
OTHER ASSETS AND LIABILITIES, NET                  (0.04)                                                               (75,702)
                                                  ------                                                         --------------
TOTAL NET ASSETS                                  100.00%                                                        $  184,541,806
                                                  ======                                                         ==============

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,356,011.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 99.21%

BUSINESS SERVICES - 1.60%
    893,900  MICROSOFT CORPORATION                                                                               $   21,605,563
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 11.16%
    309,125  ABBOTT LABORATORIES                                                                                     14,411,408
    288,672  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   18,270,051
    569,084  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                     29,159,864
    139,085  MERCK & COMPANY INCORPORATED<<                                                                           4,502,182
    554,035  PFIZER INCORPORATED                                                                                     14,554,499
    537,310  PROCTER & GAMBLE COMPANY<<                                                                              28,477,430
    673,481  ROHM & HAAS COMPANY                                                                                     32,327,088
    210,900  WYETH                                                                                                    8,895,762

                                                                                                                    150,598,284
                                                                                                                 --------------

COMMUNICATIONS - 3.45%
    122,000  ALLTEL CORPORATION                                                                                       6,691,700
    341,790  SBC COMMUNICATIONS INCORPORATED                                                                          8,097,005
    892,586  VERIZON COMMUNICATIONS INCORPORATED                                                                     31,686,803

                                                                                                                     46,475,508
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 13.03%
    808,780  BANK OF AMERICA CORPORATION<<                                                                           35,667,198
    983,640  CITIGROUP INCORPORATED                                                                                  44,204,782
  1,129,215  JP MORGAN CHASE & COMPANY                                                                               39,070,839
  1,130,981  US BANCORP                                                                                              32,594,872
    475,615  WACHOVIA CORPORATION<<                                                                                  24,213,560

                                                                                                                    175,751,251
                                                                                                                 --------------

EATING & DRINKING PLACES - 2.48%
  1,073,320  MCDONALD'S CORPORATION                                                                                  33,423,185
                                                                                                                 --------------


ELECTRIC, GAS & SANITARY SERVICES - 4.06%
     25,858  DOMINION RESOURCES INCORPORATED<<                                                                        1,924,611
    157,045  FIRSTENERGY CORPORATION                                                                                  6,588,038
    386,220  FPL GROUP INCORPORATED<<                                                                                15,506,733
    565,765  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                          30,771,958

                                                                                                                     54,791,340
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.29%
    689,850  EMERSON ELECTRIC COMPANY                                                                                44,791,960
  1,522,444  GENERAL ELECTRIC COMPANY                                                                                54,899,331
    594,950  INTEL CORPORATION                                                                                       13,820,688
    913,310  MOTOROLA INCORPORATED<<                                                                                 13,672,251
    753,370  NOKIA OYJ ADR                                                                                           11,624,499

                                                                                                                    138,808,729
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.38%
    564,510  FORTUNE BRANDS INCORPORATED                                                                             45,516,441
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS - 5.30%
    791,895  PEPSICO INCORPORATED                                                                                $   41,994,192
  1,332,375  SARA LEE CORPORATION<<                                                                                  29,525,430

                                                                                                                     71,519,622
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.50%
    194,000  MASCO CORPORATION                                                                                        6,725,980
                                                                                                                 --------------


GENERAL MERCHANDISE STORES - 5.17%
    815,045  MAY DEPARTMENT STORES COMPANY<<                                                                         30,172,966
    790,645  TARGET CORPORATION                                                                                      39,548,063

                                                                                                                     69,721,029
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.63%
    408,591  3M COMPANY                                                                                              35,012,163
  1,563,895  HEWLETT-PACKARD COMPANY                                                                                 34,311,856
    367,942  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                           33,622,540

                                                                                                                    102,946,559
                                                                                                                 --------------

INSURANCE CARRIERS - 6.46%
    341,195  ALLSTATE CORPORATION                                                                                    18,445,002
    376,843  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               20,880,870
    396,980  METLIFE INCORPORATED<<                                                                                  15,521,918
    878,600  ST. PAUL COMPANIES INCORPORATED                                                                         32,270,978

                                                                                                                     87,118,768
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.88%
    265,400  BAXTER INTERNATIONAL INCORPORATED                                                                        9,018,292
    280,559  BECTON DICKINSON & COMPANY                                                                              16,390,257

                                                                                                                     25,408,549
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.51%
    303,715  JOHNSON & JOHNSON<<                                                                                     20,397,499
                                                                                                                 --------------

MOTION PICTURES - 1.43%
    671,140  WALT DISNEY COMPANY<<                                                                                   19,281,852
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.64%
    431,235  AMERICAN EXPRESS COMPANY                                                                                22,152,542
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.80%
    164,000  KIMBERLY-CLARK CORPORATION                                                                              10,779,720
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 11.86%
    325,108  BP PLC ADR                                                                                              20,286,739
    657,970  CHEVRONTEXACO CORPORATION                                                                               38,366,231
    225,675  CONOCOPHILLIPS                                                                                          24,336,792
  1,106,586  EXXONMOBIL CORPORATION                                                                                  65,952,526
    183,434  ROYAL DUTCH PETROLEUM COMPANY<<                                                                         11,013,377

                                                                                                                    159,955,665
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.39%
    328,500  MORGAN STANLEY<<                                                                                    $   18,806,625
                                                                                                                 --------------

TOBACCO PRODUCTS - 1.89%
    390,200  ALTRIA GROUP INCORPORATED<<                                                                             25,515,178
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.30%
    833,730  HONEYWELL INTERNATIONAL INCORPORATED                                                                    31,023,093
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $1,011,995,822)                                                                         1,338,322,982
                                                                                                                 --------------

WARRANTS - 0.00%
     46,877  LUCENT TECHNOLOGIES INCORPORATED (EXPIRES ON DECEMBER 10, 2007)+                                            31,408

TOTAL WARRANTS (COST $74,534)                                                                                            31,408
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 8.54%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.37%
    341,000  EVERGREEN MONEY MARKET FUND                                                                                341,000
  1,958,892  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,958,892
  2,632,369  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          2,632,369

                                                                                                                      4,932,261
                                                                                                                 --------------
PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 8.17%
$72,000,000  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT
             (MATURITY VALUE $72,005,760)                                               2.88%        04/01/2005      72,000,000
    683,000  BELFORD US CAPITAL COMPANY                                                 2.84         06/21/2005         683,000
    205,000  BETA FINANCE INCORPORATED                                                  2.86         06/02/2006         205,025
  2,000,000  BLUE RIDGE ASSET FUNDING CORPORATION                                       2.65         04/05/2005       1,999,380
    341,000  CC USA INCORPORATED                                                        2.94         07/05/2005         341,147
  3,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.83         04/20/2005       2,995,620
  2,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.82         04/25/2005       1,996,300
  4,000,000  CIESCO LLC                                                                 2.84         04/01/2005       4,000,000
  4,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                           2.81         04/22/2005       3,993,520
    205,000  DEUTSCHE BANK NEW YORK                                                     3.03         11/10/2005         203,489
  3,000,000  DORADA FINANCE INCORPORATED                                                2.87         07/15/2005       3,000,840
    273,000  K2 (USA) LLC                                                               2.85         07/24/2006         273,014
  4,000,000  LEGACY CAPITAL CORPORATION LLC                                             2.82         05/17/2005       3,985,120
  1,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                      2.94         08/16/2005       1,000,000
    341,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                      3.07         12/23/2005         341,225
    683,000  LINKS FINANCE LLC                                                          2.80         03/15/2006         682,904
    478,000  LIQUID FUNDING LIMITED                                                     2.83         06/01/2005         478,000
  3,000,000  LIQUID FUNDING LIMITED                                                     2.82         12/19/2005       3,000,000
    683,000  MORGAN STANLEY                                                             2.95         04/22/2005         681,893
    273,000  MORGAN STANLEY                                                             2.81         08/13/2010         273,003
    683,000  NATEXIS BANQUE NEW YORK                                                    2.98         06/09/2005         682,208
    683,000  RACERS TRUST                                                               2.85         05/20/2005         683,314
    683,000  SECURITY LIFE OF DENVER                                                    3.00         06/03/2005         683,000
    683,000  TANGO FINANCE CORPORATION                                                  2.85         10/25/2006         682,911

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
    341,000  TRAVELERS INSURANCE COMPANY                                                2.88%        02/10/2006  $      340,993
  5,000,000  UBS FINANCE (DELAWARE) LLC                                                 2.79         04/01/2005       5,000,000

                                                                                                                    110,205,906
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $115,138,167)                                                       115,138,167
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 0.26%

MUTUAL FUND - 0.26%
  3,481,832  WELLS FARGO MONEY MARKET TRUST~++                                                                        3,481,832
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,481,832)                                                                        3,481,832
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,130,690,355)*                            108.01%                                                        $1,456,974,389
OTHER ASSETS AND LIABILITIES, NET                  (8.01)                                                          (108,028,710)
                                                  ------                                                         --------------
TOTAL NET ASSETS                                  100.00%                                                        $1,348,945,679
                                                  ======                                                         ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $10,581,920. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.28% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,481,832.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 99.01%

AMUSEMENT & RECREATION SERVICES - 0.15%
     19,691  HARRAH'S ENTERTAINMENT INCORPORATED                                                                 $    1,271,645
     59,688  INTERNATIONAL GAME TECHNOLOGY<<                                                                          1,591,282

                                                                                                                      2,862,927
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 0.45%
    127,399  GAP INCORPORATED                                                                                         2,782,394
     56,383  KOHL'S CORPORATION+                                                                                      2,911,054
     66,088  LIMITED BRANDS<<                                                                                         1,605,939
     21,808  NORDSTROM INCORPORATED<<                                                                                 1,207,727

                                                                                                                      8,507,114
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.13%
     21,176  JONES APPAREL GROUP INCORPORATED                                                                           709,184
     18,777  LIZ CLAIBORNE INCORPORATED                                                                                 753,521
     17,296  VF CORPORATION                                                                                           1,022,886

                                                                                                                      2,485,591
                                                                                                                 --------------

APPLICATIONS SOFTWARE - 0.04%
     29,319  CITRIX SYSTEMS INCORPORATED+<<                                                                             698,379
                                                                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.09%
     39,064  AUTONATION INCORPORATED+                                                                                   739,872
     11,707  AUTOZONE INCORPORATED+                                                                                   1,003,290

                                                                                                                      1,743,162
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
     11,087  RYDER SYSTEM INCORPORATED                                                                                  462,328
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.19%
     21,892  CENTEX CORPORATION                                                                                       1,253,755
      7,205  KB HOME<<                                                                                                  846,299
     20,496  PULTE HOMES INCORPORATED<<                                                                               1,509,121

                                                                                                                      3,609,175
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.22%
    379,874  HOME DEPOT INCORPORATED                                                                                 14,526,382
    133,678  LOWE'S COMPANIES INCORPORATED                                                                            7,631,677
     21,894  SHERWIN-WILLIAMS COMPANY                                                                                   963,117

                                                                                                                     23,121,176
                                                                                                                 --------------

BUSINESS SERVICES - 6.24%
     42,093  ADOBE SYSTEMS INCORPORATED<<                                                                             2,827,387
     21,912  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                     1,166,595
     39,700  AUTODESK INCORPORATED+                                                                                   1,181,472
    100,869  AUTOMATIC DATA PROCESSING INCORPORATED                                                                   4,534,062
     38,322  BMC SOFTWARE INCORPORATED+                                                                                 574,830
    182,532  CENDANT CORPORATION                                                                                      3,749,207
     92,068  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<                                                         2,495,043

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (CONTINUED)
     33,058  COMPUTER SCIENCES CORPORATION+<<                                                                    $    1,515,709
     67,004  COMPUWARE CORPORATION+                                                                                     482,429
     24,583  CONVERGYS CORPORATION+<<                                                                                   367,024
    209,372  EBAY INCORPORATED+                                                                                       7,801,201
     53,269  ELECTRONIC ARTS INCORPORATED+<<                                                                          2,758,269
     89,546  ELECTRONIC DATA SYSTEMS CORPORATION<<                                                                    1,850,916
     23,368  EQUIFAX INCORPORATED                                                                                       717,164
    138,717  FIRST DATA CORPORATION                                                                                   5,452,965
     33,432  FISERV INCORPORATED+                                                                                     1,330,594
     40,125  IMS HEALTH INCORPORATED                                                                                    978,649
     73,155  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                             898,343
     32,074  INTUIT INCORPORATED+<<                                                                                   1,403,879
     14,604  MERCURY INTERACTIVE CORPORATION+<<                                                                         691,937
  1,750,401  MICROSOFT CORPORATION                                                                                   42,307,192
     20,880  MONSTER WORLDWIDE INCORPORATED+                                                                            585,684
     32,213  NCR CORPORATION+<<                                                                                       1,086,867
     65,557  NOVELL INCORPORATED+<<                                                                                     390,720
     32,232  OMNICOM GROUP INCORPORATED<<                                                                             2,853,177
    777,303  ORACLE CORPORATION+                                                                                      9,700,741
     46,791  PARAMETRIC TECHNOLOGY CORPORATION+                                                                         261,562
     27,847  ROBERT HALF INTERNATIONAL INCORPORATED                                                                     750,755
     89,054  SIEBEL SYSTEMS INCORPORATED+                                                                               813,063
    584,330  SUN MICROSYSTEMS INCORPORATED+                                                                           2,360,693
     49,971  SUNGARD DATA SYSTEMS INCORPORATED+<<                                                                     1,723,999
    122,741  SYMANTEC CORPORATION+<<                                                                                  2,618,065
     58,348  UNISYS CORPORATION+                                                                                        411,937
     73,023  VERITAS SOFTWARE CORPORATION+                                                                            1,695,594
    225,567  YAHOO! INCORPORATED+                                                                                     7,646,721

                                                                                                                    117,984,445
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 10.27%
    269,678  ABBOTT LABORATORIES                                                                                     12,572,388
     39,371  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    2,491,790
     14,666  ALBERTO-CULVER COMPANY CLASS B                                                                             701,915
    216,705  AMGEN INCORPORATED+                                                                                     12,614,398
     17,579  AVERY DENNISON CORPORATION<<                                                                             1,088,667
     81,572  AVON PRODUCTS INCORPORATED                                                                               3,502,702
     57,700  BIOGEN IDEC INCORPORATED+                                                                                1,991,227
    338,034  BRISTOL-MYERS SQUIBB COMPANY                                                                             8,606,346
     25,534  CHIRON CORPORATION+<<                                                                                      895,222
     26,533  CLOROX COMPANY<<                                                                                         1,671,314
     90,907  COLGATE PALMOLIVE COMPANY                                                                                4,742,618
    164,956  DOW CHEMICAL COMPANY                                                                                     8,223,057
    172,469  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                      8,837,311
     13,480  EASTMAN CHEMICAL COMPANY<<                                                                                 795,320
     38,197  ECOLAB INCORPORATED                                                                                      1,262,411
    195,947  ELI LILLY & COMPANY                                                                                     10,208,839
     60,785  FOREST LABORATORIES INCORPORATED+<<                                                                      2,246,006

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     42,877  GENZYME CORPORATION+                                                                                $    2,454,279
     74,889  GILEAD SCIENCES INCORPORATED+<<                                                                          2,681,026
    171,487  GILLETTE COMPANY                                                                                         8,656,664
      8,897  GREAT LAKES CHEMICAL CORPORATION                                                                           285,772
     27,002  HOSPIRA INCORPORATED+                                                                                      871,354
     15,324  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            605,298
     41,787  KING PHARMACEUTICALS INCORPORATED+                                                                         347,250
     43,027  MEDIMMUNE INCORPORATED+                                                                                  1,024,473
    381,967  MERCK & COMPANY INCORPORATED                                                                            12,364,272
     46,062  MONSANTO COMPANY                                                                                         2,970,999
     46,575  MYLAN LABORATORIES INCORPORATED                                                                            825,309
  1,290,605  PFIZER INCORPORATED                                                                                     33,904,193
     29,962  PPG INDUSTRIES INCORPORATED                                                                              2,142,882
     55,831  PRAXAIR INCORPORATED<<                                                                                   2,672,072
    436,377  PROCTER & GAMBLE COMPANY<<                                                                              23,127,981
     33,633  ROHM & HAAS COMPANY                                                                                      1,614,384
    255,153  SCHERING-PLOUGH CORPORATION<<                                                                            4,631,027
     11,909  SIGMA-ALDRICH CORPORATION<<                                                                                729,426
    231,121  WYETH                                                                                                    9,748,684

                                                                                                                    194,108,876
                                                                                                                 --------------

COMMUNICATIONS - 4.02%
     52,335  ALLTEL CORPORATION<<                                                                                     2,870,575
    138,450  AT&T CORPORATION                                                                                         2,595,937
     83,036  AVAYA INCORPORATED+<<                                                                                      969,860
    316,837  BELLSOUTH CORPORATION<<                                                                                  8,329,645
     23,279  CENTURYTEL INCORPORATED<<                                                                                  764,482
     91,176  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                3,142,837
    382,662  COMCAST CORPORATION CLASS A+                                                                            12,926,322
    194,910  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                              5,539,342
    289,114  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                       1,069,722
    571,456  SBC COMMUNICATIONS INCORPORATED                                                                         13,537,793
    255,678  SPRINT CORPORATION-FON GROUP                                                                             5,816,674
     50,491  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                         1,398,096
    479,171  VERIZON COMMUNICATIONS INCORPORATED                                                                     17,010,571

                                                                                                                     75,971,856
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.09%
     61,428  AMSOUTH BANCORPORATION                                                                                   1,594,057
    701,232  BANK OF AMERICA CORPORATION                                                                             30,924,331
    134,659  BANK OF NEW YORK COMPANY INCORPORATED                                                                    3,911,844
     94,876  BB&T CORPORATION<<                                                                                       3,707,754
    903,926  CITIGROUP INCORPORATED                                                                                  40,622,434
     29,442  COMERICA INCORPORATED                                                                                    1,621,665
     21,375  COMPASS BANCSHARES INCORPORATED                                                                            970,425
     89,969  FIFTH THIRD BANCORP                                                                                      3,866,868
     21,299  FIRST HORIZON NATIONAL CORPORATION                                                                         868,786
     48,849  GOLDEN WEST FINANCIAL CORPORATION                                                                        2,955,364

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
     40,108  HUNTINGTON BANCSHARES INCORPORATED<<                                                                $      958,581
    614,749  JP MORGAN CHASE & COMPANY                                                                               21,270,315
     70,288  KEYCORP<<                                                                                                2,280,846
     17,012  M&T BANK CORPORATION<<                                                                                   1,736,245
     35,945  MARSHALL & ILSLEY CORPORATION                                                                            1,500,704
     73,306  MELLON FINANCIAL CORPORATION<<                                                                           2,092,153
    102,794  NATIONAL CITY CORPORATION<<                                                                              3,443,599
     81,416  NORTH FORK BANCORPORATION INCORPORATED                                                                   2,258,480
     35,184  NORTHERN TRUST CORPORATION                                                                               1,528,393
     48,893  PNC FINANCIAL SERVICES GROUP                                                                             2,517,012
     80,369  REGIONS FINANCIAL CORPORATION<<                                                                          2,603,956
     64,833  SOVEREIGN BANCORP INCORPORATED                                                                           1,436,699
     57,697  STATE STREET CORPORATION                                                                                 2,522,513
     58,674  SUNTRUST BANKS INCORPORATED<<                                                                            4,228,635
     53,774  SYNOVUS FINANCIAL CORPORATION                                                                            1,498,144
    320,611  US BANCORP                                                                                               9,240,009
    274,275  WACHOVIA CORPORATION<<                                                                                  13,963,340
    151,061  WASHINGTON MUTUAL INCORPORATED<<                                                                         5,966,910
    293,348  WELLS FARGO & COMPANY++                                                                                 17,542,210
     15,543  ZIONS BANCORPORATION<<                                                                                   1,072,778

                                                                                                                    190,705,050
                                                                                                                 --------------

EATING & DRINKING PLACES - 0.58%
     25,558  DARDEN RESTAURANTS INCORPORATED                                                                            784,119
    220,061  MCDONALD'S CORPORATION                                                                                   6,852,700
     19,716  WENDY'S INTERNATIONAL INCORPORATED<<                                                                       769,713
     50,405  YUM! BRANDS INCORPORATED<<                                                                               2,611,483

                                                                                                                     11,018,015
                                                                                                                 --------------

EDUCATIONAL SERVICES - 0.11%
     28,666  APOLLO GROUP INCORPORATED CLASS A+                                                                       2,123,004
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.61%
    112,235  AES CORPORATION+<<                                                                                       1,838,409
     23,781  ALLEGHENY ENERGY INCORPORATED+<<                                                                           491,315
     46,942  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                    343,146
     33,785  AMEREN CORPORATION<<                                                                                     1,655,803
     66,316  AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                                           2,258,723
     92,428  CALPINE CORPORATION+<<                                                                                     258,798
     50,054  CENTERPOINT ENERGY INCORPORATED                                                                            602,150
     33,110  CINERGY CORPORATION                                                                                      1,341,617
     58,029  CITIZENS COMMUNICATIONS COMPANY                                                                            750,895
     37,273  CMS ENERGY CORPORATION+<<                                                                                  486,040
     41,961  CONSOLIDATED EDISON INCORPORATED                                                                         1,769,915
     30,592  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  1,581,606
     58,918  DOMINION RESOURCES INCORPORATED<<                                                                        4,385,267
     30,092  DTE ENERGY COMPANY                                                                                       1,368,584
    162,255  DUKE ENERGY CORPORATION<<                                                                                4,544,763

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
     57,287  DYNEGY INCORPORATED CLASS A+<<                                                                      $      223,992
     56,361  EDISON INTERNATIONAL                                                                                     1,956,854
    111,265  EL PASO CORPORATION                                                                                      1,177,184
     36,871  ENTERGY CORPORATION                                                                                      2,605,305
    115,003  EXELON CORPORATION                                                                                       5,277,488
     57,057  FIRSTENERGY CORPORATION                                                                                  2,393,541
     67,670  FPL GROUP INCORPORATED                                                                                   2,716,951
     27,819  KEYSPAN CORPORATION                                                                                      1,084,106
     18,999  KINDER MORGAN INCORPORATED<<                                                                             1,438,224
      7,631  NICOR INCORPORATED                                                                                         283,034
     46,922  NISOURCE INCORPORATED                                                                                    1,069,352
      6,558  PEOPLES ENERGY CORPORATION                                                                                 274,911
     62,400  PG&E CORPORATION                                                                                         2,127,840
     15,840  PINNACLE WEST CAPITAL CORPORATION<<                                                                        673,358
     32,716  PPL CORPORATION                                                                                          1,766,337
     42,736  PROGRESS ENERGY INCORPORATED                                                                             1,792,775
     41,231  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             2,242,554
     41,171  SEMPRA ENERGY                                                                                            1,640,253
    128,501  SOUTHERN COMPANY<<                                                                                       4,090,187
     35,726  TECO ENERGY INCORPORATED<<                                                                                 560,184
     41,555  TXU CORPORATION<<                                                                                        3,309,025
     98,340  WASTE MANAGEMENT INCORPORATED                                                                            2,837,095
     98,639  WILLIAMS COMPANIES INCORPORATED                                                                          1,855,400
     69,351  XCEL ENERGY INCORPORATED                                                                                 1,191,450

                                                                                                                     68,264,431
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.29%
    140,253  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                     279,103
     68,148  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   1,098,546
     64,403  ALTERA CORPORATION+                                                                                      1,273,891
     31,101  AMERICAN POWER CONVERSION CORPORATION                                                                      812,047
     64,440  ANALOG DEVICES INCORPORATED                                                                              2,328,862
     27,850  ANDREW CORPORATION+                                                                                        326,124
     53,294  APPLIED MICRO CIRCUITS CORPORATION+                                                                        175,337
     50,313  BROADCOM CORPORATION CLASS A+<<                                                                          1,505,365
     98,991  CIENA CORPORATION+                                                                                         170,265
  1,118,188  CISCO SYSTEMS INCORPORATED+                                                                             20,004,383
     34,191  COMVERSE TECHNOLOGY INCORPORATED+                                                                          862,297
     16,029  COOPER INDUSTRIES LIMITED CLASS A                                                                        1,146,394
     72,538  EMERSON ELECTRIC COMPANY                                                                                 4,709,892
     69,465  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            1,198,271
  1,833,536  GENERAL ELECTRIC COMPANY                                                                                66,117,308
  1,077,198  INTEL CORPORATION                                                                                       25,023,310
     31,749  JABIL CIRCUIT INCORPORATED+<<                                                                              905,482
    249,913  JDS UNIPHASE CORPORATION+<<                                                                                417,355
     34,000  KLA-TENCOR CORPORATION+<<                                                                                1,564,340
     19,920  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 1,414,718
     53,120  LINEAR TECHNOLOGY CORPORATION                                                                            2,035,027

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     66,588  LSI LOGIC CORPORATION+                                                                              $      372,227
    766,502  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                      2,107,881
     56,517  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   2,309,850
     13,753  MAYTAG CORPORATION<<                                                                                       192,129
    106,185  MICRON TECHNOLOGY INCORPORATED+<<                                                                        1,097,953
     29,008  MOLEX INCORPORATED                                                                                         764,651
    424,134  MOTOROLA INCORPORATED                                                                                    6,349,286
     61,463  NATIONAL SEMICONDUCTOR CORPORATION                                                                       1,266,752
     63,338  NETWORK APPLIANCE INCORPORATED+<<                                                                        1,751,929
     24,182  NOVELLUS SYSTEMS INCORPORATED+<<                                                                           646,385
     28,752  NVIDIA CORPORATION+                                                                                        683,148
     31,099  PMC-SIERRA INCORPORATED+                                                                                   273,671
     15,888  QLOGIC CORPORATION+                                                                                        643,464
    284,702  QUALCOMM INCORPORATED                                                                                   10,434,328
     30,858  ROCKWELL COLLINS INCORPORATED                                                                            1,468,532
     90,545  SANMINA-SCI CORPORATION+                                                                                   472,645
     26,304  SCIENTIFIC-ATLANTA INCORPORATED                                                                            742,299
     79,919  TELLABS INCORPORATED+                                                                                      583,409
    297,766  TEXAS INSTRUMENTS INCORPORATED                                                                           7,590,055
     11,565  WHIRLPOOL CORPORATION<<                                                                                    783,297
     60,289  XILINX INCORPORATED<<                                                                                    1,762,247

                                                                                                                    175,664,455
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.34%
     14,800  FLUOR CORPORATION                                                                                          820,364
     23,729  MOODY'S CORPORATION<<                                                                                    1,918,727
     61,521  PAYCHEX INCORPORATED                                                                                     2,019,119
     15,790  QUEST DIAGNOSTICS INCORPORATED                                                                           1,660,003

                                                                                                                      6,418,213
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.39%
     19,019  BALL CORPORATION                                                                                           788,908
     25,063  FORTUNE BRANDS INCORPORATED                                                                              2,020,830
     47,523  ILLINOIS TOOL WORKS INCORPORATED                                                                         4,254,734
     10,022  SNAP-ON INCORPORATED                                                                                       318,599

                                                                                                                      7,383,071
                                                                                                                 --------------

FINANCIAL SERVICES - 0.03%
     40,875  JANUS CAPITAL GROUP INCORPORATED                                                                           570,206
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 3.42%
    134,404  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    6,369,406
    107,798  ARCHER-DANIELS-MIDLAND COMPANY<<                                                                         2,649,675
     56,328  CAMPBELL SOUP COMPANY                                                                                    1,634,639
    391,902  COCA-COLA COMPANY                                                                                       16,330,556
     61,016  COCA-COLA ENTERPRISES INCORPORATED                                                                       1,252,048
     89,175  CONAGRA FOODS INCORPORATED<<                                                                             2,409,508
     63,154  GENERAL MILLS INCORPORATED                                                                               3,104,019
     19,368  HERCULES INCORPORATED+<<                                                                                   280,449

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
     37,845  HERSHEY FOODS CORPORATION                                                                           $    2,288,109
     60,556  HJ HEINZ COMPANY                                                                                         2,230,883
     60,714  KELLOGG COMPANY                                                                                          2,627,095
     23,489  MCCORMICK & COMPANY INCORPORATED                                                                           808,726
     13,905  MOLSON COORS BREWING COMPANY                                                                             1,073,049
     34,203  PEPSI BOTTLING GROUP INCORPORATED<<                                                                        952,554
    290,304  PEPSICO INCORPORATED                                                                                    15,394,821
    136,544  SARA LEE CORPORATION                                                                                     3,025,815
     33,834  WM. WRIGLEY JR. COMPANY                                                                                  2,218,495

                                                                                                                     64,649,847
                                                                                                                 --------------

FOOD STORES - 0.37%
     63,669  ALBERTSON'S INCORPORATED<<                                                                               1,314,765
    126,657  KROGER COMPANY+<<                                                                                        2,030,312
     69,132  STARBUCKS CORPORATION+                                                                                   3,571,359

                                                                                                                      6,916,436
                                                                                                                 --------------

FORESTRY - 0.15%
     41,990  WEYERHAEUSER COMPANY                                                                                     2,876,315
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.25%
     33,013  LEGGETT & PLATT INCORPORATED                                                                               953,415
     77,498  MASCO CORPORATION                                                                                        2,686,856
     47,537  NEWELL RUBBERMAID INCORPORATED                                                                           1,042,962

                                                                                                                      4,683,233
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 2.64%
     19,524  BIG LOTS INCORPORATED+<<                                                                                   234,678
     52,148  DOLLAR GENERAL CORPORATION                                                                               1,142,563
     29,011  FAMILY DOLLAR STORES INCORPORATED<<                                                                        880,774
     29,270  FEDERATED DEPARTMENT STORES INCORPORATED<<                                                               1,862,743
     49,406  JC PENNEY COMPANY INCORPORATED                                                                           2,565,160
     50,510  MAY DEPARTMENT STORES COMPANY                                                                            1,869,880
     16,602  SEARS HOLDINGS CORPORATION+<<                                                                            2,210,888
    154,898  TARGET CORPORATION                                                                                       7,747,998
     83,358  TJX COMPANIES INCORPORATED<<                                                                             2,053,108
    586,066  WAL-MART STORES INCORPORATED                                                                            29,367,767

                                                                                                                     49,935,559
                                                                                                                 --------------

HEALTH SERVICES - 0.60%
     79,053  CAREMARK RX INCORPORATED+                                                                                3,144,728
     71,212  HCA INCORPORATED                                                                                         3,814,827
     42,209  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                     1,105,032
     23,361  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              1,126,000
     14,909  MANOR CARE INCORPORATED                                                                                    542,091
     81,014  TENET HEALTHCARE CORPORATION+<<                                                                            934,091
     18,942  WATSON PHARMACEUTICALS INCORPORATED+                                                                       582,088

                                                                                                                     11,248,857
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES - 0.54%
     16,546  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                 $      615,511
     34,560  ARCHSTONE-SMITH TRUST                                                                                    1,178,842
     69,756  EQUITY OFFICE PROPERTIES TRUST                                                                           2,101,749
     48,915  EQUITY RESIDENTIAL                                                                                       1,575,552
     31,796  PLUM CREEK TIMBER COMPANY                                                                                1,135,117
     31,812  PROLOGIS                                                                                                 1,180,225
     38,259  SIMON PROPERTY GROUP INCORPORATED<<                                                                      2,317,730

                                                                                                                     10,104,726
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.31%
     52,347  BED BATH & BEYOND INCORPORATED+                                                                          1,912,759
     51,645  BEST BUY COMPANY INCORPORATED<<                                                                          2,789,347
     33,088  CIRCUIT CITY STORES INCORPORATED                                                                           531,062
     27,413  RADIO SHACK CORPORATION                                                                                    671,619

                                                                                                                      5,904,787
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.32%
     66,551  HILTON HOTELS CORPORATION<<                                                                              1,487,415
     34,759  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              2,323,987
     36,754  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                       2,206,342

                                                                                                                      6,017,744
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.74%
    133,620  3M COMPANY                                                                                              11,449,898
     31,169  AMERICAN STANDARD COMPANIES INCORPORATED<<                                                               1,448,735
    141,361  APPLE COMPUTER INCORPORATED+<<                                                                           5,890,513
    288,514  APPLIED MATERIALS INCORPORATED+<<                                                                        4,688,352
     58,502  BAKER HUGHES INCORPORATED<<                                                                              2,602,754
     13,877  BLACK & DECKER CORPORATION<<                                                                             1,096,144
     59,324  CATERPILLAR INCORPORATED                                                                                 5,424,587
      7,401  CUMMINS INCORPORATED<<                                                                                     520,660
     42,706  DEERE & COMPANY                                                                                          2,866,854
    425,379  DELL INCORPORATED+                                                                                      16,343,061
     35,237  DOVER CORPORATION                                                                                        1,331,606
     26,449  EATON CORPORATION                                                                                        1,729,765
    416,126  EMC CORPORATION+                                                                                         5,126,672
     51,713  GATEWAY INCORPORATED+                                                                                      208,403
    500,897  HEWLETT-PACKARD COMPANY                                                                                 10,989,680
     29,981  INGERSOLL-RAND COMPANY CLASS A                                                                           2,387,987
    282,425  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             25,807,997
     21,904  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    1,751,663
     29,026  NATIONAL-OILWELL INCORPORATED+                                                                           1,355,514
     21,450  PALL CORPORATION                                                                                           581,724
     20,788  PARKER HANNIFIN CORPORATION                                                                              1,266,405
     39,932  PITNEY BOWES INCORPORATED                                                                                1,801,732
    167,982  SOLECTRON CORPORATION+                                                                                     582,898

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
     13,005  STANLEY WORKS<<                                                                                     $      588,736
     41,974  SYMBOL TECHNOLOGIES INCORPORATED                                                                           608,203

                                                                                                                    108,450,543
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
     54,743  AON CORPORATION<<                                                                                        1,250,330
     27,819  HUMANA INCORPORATED+                                                                                       888,539
     23,616  JEFFERSON-PILOT CORPORATION                                                                              1,158,365
     91,497  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  2,783,339
     51,474  UNUMPROVIDENT CORPORATION<<                                                                                876,087

                                                                                                                      6,956,660
                                                                                                                 --------------

INSURANCE CARRIERS - 5.15%
     49,162  ACE LIMITED                                                                                              2,028,916
     50,921  AETNA INCORPORATED                                                                                       3,816,529
     86,815  AFLAC INCORPORATED<<                                                                                     3,234,727
    117,494  ALLSTATE CORPORATION                                                                                     6,351,726
     18,798  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                     1,405,150
    450,560  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               24,965,530
     33,137  CHUBB CORPORATION<<                                                                                      2,626,770
     22,757  CIGNA CORPORATION<<                                                                                      2,032,200
     27,485  CINCINNATI FINANCIAL CORPORATION                                                                         1,198,621
     51,154  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                         3,507,118
     30,159  LINCOLN NATIONAL CORPORATION                                                                             1,361,377
     27,614  LOEWS CORPORATION                                                                                        2,030,734
     24,343  MBIA INCORPORATED<<                                                                                      1,272,652
    126,787  METLIFE INCORPORATED                                                                                     4,957,372
     16,741  MGIC INVESTMENT CORPORATION<<                                                                            1,032,417
     51,815  PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                                 1,994,359
     34,632  PROGRESSIVE CORPORATION<<                                                                                3,177,832
     90,645  PRUDENTIAL FINANCIAL INCORPORATED                                                                        5,203,023
     21,999  SAFECO CORPORATION                                                                                       1,071,571
    115,809  ST. PAUL COMPANIES INCORPORATED                                                                          4,253,665
     18,701  TORCHMARK CORPORATION                                                                                      976,192
    110,968  UNITEDHEALTH GROUP INCORPORATED                                                                         10,584,128
     52,759  WELLPOINT INCORPORATED+                                                                                  6,613,341
     24,050  XL CAPITAL LIMITED CLASS A<<                                                                             1,740,498

                                                                                                                     97,436,448
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.10%
     33,074  COACH INCORPORATED+                                                                                      1,872,981
                                                                                                                 --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
     44,949  GEORGIA-PACIFIC CORPORATION                                                                              1,595,240
     19,160  LOUISIANA-PACIFIC CORPORATION<<                                                                            481,682

                                                                                                                      2,076,922
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.99%
     74,769  AGILENT TECHNOLOGIES INCORPORATED+                                                                  $    1,659,872
     22,766  ALLERGAN INCORPORATED<<                                                                                  1,581,554
     33,962  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                               670,410
      9,280  BAUSCH & LOMB INCORPORATED                                                                                 680,224
    107,201  BAXTER INTERNATIONAL INCORPORATED                                                                        3,642,690
     43,751  BECTON DICKINSON & COMPANY                                                                               2,555,933
     43,710  BIOMET INCORPORATED                                                                                      1,586,673
    131,476  BOSTON SCIENTIFIC CORPORATION+                                                                           3,850,932
     18,117  C.R. BARD INCORPORATED<<                                                                                 1,233,405
     47,604  DANAHER CORPORATION                                                                                      2,542,530
     49,592  EASTMAN KODAK COMPANY                                                                                    1,614,220
     20,289  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                          1,154,850
     55,805  GUIDANT CORPORATION<<                                                                                    4,123,989
    209,233  MEDTRONIC INCORPORATED                                                                                  10,660,421
      8,602  MILLIPORE CORPORATION+                                                                                     373,327
     22,408  PERKINELMER INCORPORATED                                                                                   462,277
     78,380  RAYTHEON COMPANY                                                                                         3,033,306
     30,266  ROCKWELL AUTOMATION INCORPORATED                                                                         1,714,266
     62,431  ST. JUDE MEDICAL INCORPORATED+                                                                           2,247,516
     64,818  STRYKER CORPORATION<<                                                                                    2,891,531
     15,460  TEKTRONIX INCORPORATED                                                                                     379,234
     33,591  TERADYNE INCORPORATED+<<                                                                                   490,429
     27,669  THERMO ELECTRON CORPORATION+                                                                               699,749
     20,903  WATERS CORPORATION+                                                                                        748,118
    165,614  XEROX CORPORATION+<<                                                                                     2,509,052
     42,674  ZIMMER HOLDINGS INCORPORATED+<<                                                                          3,320,464

                                                                                                                     56,426,972
                                                                                                                 --------------

METAL MINING - 0.33%
     30,963  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    1,226,444
     76,790  NEWMONT MINING CORPORATION                                                                               3,244,378
     16,721  PHELPS DODGE CORPORATION<<                                                                               1,701,027

                                                                                                                      6,171,849
                                                                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
     17,803  VULCAN MATERIALS COMPANY<<                                                                               1,011,744
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.61%
     28,873  HASBRO INCORPORATED                                                                                        590,453
    514,409  JOHNSON & JOHNSON<<                                                                                     34,547,708
     72,081  MATTEL INCORPORATED                                                                                      1,538,929
     25,169  TIFFANY & COMPANY                                                                                          868,834
    348,261  TYCO INTERNATIONAL LIMITED                                                                              11,771,222

                                                                                                                     49,317,146
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.13%
     81,712  COSTCO WHOLESALE CORPORATION<<                                                                           3,610,036
     69,206  CVS CORPORATION<<                                                                                        3,641,620
     12,218  DILLARDS INCORPORATED CLASS A                                                                              328,664

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MISCELLANEOUS RETAIL (CONTINUED)
     13,161  EXPRESS SCRIPTS INCORPORATED+<<                                                                     $    1,147,508
     54,106  OFFICE DEPOT INCORPORATED+                                                                               1,200,071
     85,673  STAPLES INCORPORATED<<                                                                                   2,692,702
     37,202  TOYS R US INCORPORATED+                                                                                    958,323
    176,687  WALGREEN COMPANY<<                                                                                       7,848,437

                                                                                                                     21,427,361
                                                                                                                 --------------

MOTION PICTURES - 1.72%
    498,737  NEWS CORPORATION CLASS A<<                                                                               8,438,630
    795,034  TIME WARNER INCORPORATED+                                                                               13,952,847
    354,172  WALT DISNEY COMPANY<<                                                                                   10,175,361

                                                                                                                     32,566,838
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.75%
    193,612  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                            14,083,337
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.38%
    202,936  AMERICAN EXPRESS COMPANY                                                                                10,424,822
     42,759  CAPITAL ONE FINANCIAL CORPORATION                                                                        3,197,091
     36,474  CIT GROUP INCORPORATED                                                                                   1,386,012
    100,405  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      3,259,146
    167,436  FANNIE MAE<<                                                                                             9,116,890
    119,016  FREDDIE MAC                                                                                              7,521,811
    221,023  MBNA CORPORATION                                                                                         5,426,115
     50,705  PROVIDIAN FINANCIAL CORPORATION+<<                                                                         870,098
     74,355  SLM CORPORATION                                                                                          3,705,853

                                                                                                                     44,907,838
                                                                                                                 --------------

OIL & GAS EXTRACTION - 2.46%
     40,969  ANADARKO PETROLEUM CORPORATION                                                                           3,117,741
     56,475  APACHE CORPORATION                                                                                       3,457,964
     28,103  BJ SERVICES COMPANY<<                                                                                    1,457,984
     66,930  BURLINGTON RESOURCES INCORPORATED                                                                        3,351,185
     82,934  DEVON ENERGY CORPORATION                                                                                 3,960,098
     41,341  EOG RESOURCES INCORPORATED<<                                                                             2,014,960
     87,265  HALLIBURTON COMPANY                                                                                      3,774,211
     28,235  KERR-MCGEE CORPORATION                                                                                   2,211,648
     24,495  NABORS INDUSTRIES LIMITED+                                                                               1,448,634
     23,451  NOBLE CORPORATION<<                                                                                      1,318,181
     68,716  OCCIDENTAL PETROLEUM CORPORATION                                                                         4,890,518
     18,550  ROWAN COMPANIES INCORPORATED+<<                                                                            555,202
    101,992  SCHLUMBERGER LIMITED<<                                                                                   7,188,396
     55,558  TRANSOCEAN INCORPORATED+                                                                                 2,859,015
     46,805  UNOCAL CORPORATION                                                                                       2,887,400
     60,094  XTO ENERGY INCORPORATED                                                                                  1,973,487

                                                                                                                     46,466,624
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PAPER & ALLIED PRODUCTS - 0.64%
     18,518  BEMIS COMPANY INCORPORATED                                                                          $      576,280
     84,820  INTERNATIONAL PAPER COMPANY                                                                              3,120,528
     83,254  KIMBERLY-CLARK CORPORATION                                                                               5,472,285
     35,056  MEADWESTVACO CORPORATION<<                                                                               1,115,482
     16,166  OFFICEMAX INCORPORATED                                                                                     541,561
     25,676  PACTIV CORPORATION+                                                                                        599,535
      9,897  TEMPLE-INLAND INCORPORATED                                                                                 718,027

                                                                                                                     12,143,698
                                                                                                                 --------------

PERSONAL SERVICES - 0.13%
     25,844  CINTAS CORPORATION                                                                                       1,067,616
     28,587  H & R BLOCK INCORPORATED<<                                                                               1,445,930

                                                                                                                      2,513,546
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.80%
     14,745  AMERADA HESS CORPORATION<<                                                                               1,418,616
     11,472  ASHLAND INCORPORATED<<                                                                                     774,016
    364,043  CHEVRONTEXACO CORPORATION<<                                                                             21,227,347
    120,367  CONOCOPHILLIPS                                                                                          12,980,377
  1,104,592  EXXONMOBIL CORPORATION                                                                                  65,833,683
     60,029  MARATHON OIL CORPORATION                                                                                 2,816,561
     11,999  SUNOCO INCORPORATED<<                                                                                    1,242,137
     44,396  VALERO ENERGY CORPORATION<<                                                                              3,252,895

                                                                                                                    109,545,632
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.43%
    150,762  ALCOA INCORPORATED                                                                                       4,581,657
     15,484  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        373,319
     21,136  ENGELHARD CORPORATION                                                                                      634,714
     27,638  NUCOR CORPORATION                                                                                        1,590,844
     19,748  UNITED STATES STEEL CORPORATION<<                                                                        1,004,186

                                                                                                                      8,184,720
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.19%
     12,211  DOW JONES & COMPANY INCORPORATED<<                                                                         456,325
     43,449  GANNETT COMPANY INCORPORATED                                                                             3,435,947
     13,060  KNIGHT-RIDDER INCORPORATED<<                                                                               878,285
     32,945  MCGRAW-HILL COMPANIES INCORPORATED                                                                       2,874,451
      7,867  MEREDITH CORPORATION                                                                                       367,782
     25,217  NEW YORK TIMES COMPANY CLASS A<<                                                                           922,438
     37,261  RR DONNELLEY & SONS COMPANY                                                                              1,178,193
     51,597  TRIBUNE COMPANY<<                                                                                        2,057,172
    294,950  VIACOM INCORPORATED CLASS B                                                                             10,273,109

                                                                                                                     22,443,702
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
RAILROAD TRANSPORTATION - 0.57%
     65,452  BURLINGTON NORTHERN SANTA FE CORPORATION                                                            $    3,529,827
     37,299  CSX CORPORATION                                                                                          1,553,503
     69,243  NORFOLK SOUTHERN CORPORATION                                                                             2,565,453
     45,149  UNION PACIFIC CORPORATION                                                                                3,146,885

                                                                                                                     10,795,668
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
     12,138  COOPER TIRE & RUBBER COMPANY<<                                                                             222,854
     30,407  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                          405,933
      9,691  REEBOK INTERNATIONAL LIMITED<<                                                                             429,311
     14,455  SEALED AIR CORPORATION+                                                                                    750,793

                                                                                                                      1,808,891
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.22%
     19,598  BEAR STEARNS COMPANIES INCORPORATED<<                                                                    1,957,840
    198,587  CHARLES SCHWAB CORPORATION                                                                               2,087,149
     64,116  E*TRADE FINANCIAL CORPORATION+                                                                             769,392
     16,458  FEDERATED INVESTORS INCORPORATED CLASS B                                                                   465,926
     34,217  FRANKLIN RESOURCES INCORPORATED                                                                          2,348,997
     77,457  GOLDMAN SACHS GROUP INCORPORATED                                                                         8,519,496
     47,749  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    4,496,046
    161,020  MERRILL LYNCH & COMPANY INCORPORATED                                                                     9,113,732
    192,489  MORGAN STANLEY                                                                                          11,019,995
     21,410  T ROWE PRICE GROUP INCORPORATED                                                                          1,271,326

                                                                                                                     42,049,899
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.14%
    243,866  CORNING INCORPORATED+                                                                                    2,714,229
                                                                                                                 --------------


TOBACCO PRODUCTS - 1.40%
    357,846  ALTRIA GROUP INCORPORATED                                                                               23,399,550
     20,143  REYNOLDS AMERICAN INCORPORATED<<                                                                         1,623,324
     28,597  UST INCORPORATED                                                                                         1,478,465

                                                                                                                     26,501,339
                                                                                                                 --------------

TRANSPORTATION BY AIR - 0.36%
     24,188  DELTA AIR LINES INCORPORATED+<<                                                                             97,961
     52,124  FEDEX CORPORATION                                                                                        4,897,050
    127,448  SOUTHWEST AIRLINES COMPANY                                                                               1,814,860

                                                                                                                      6,809,871
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.90%
    143,999  BOEING COMPANY                                                                                           8,418,181
     16,761  BRUNSWICK CORPORATION<<                                                                                    785,253
     25,975  DANA CORPORATION                                                                                           332,220
     97,079  DELPHI CORPORATION                                                                                         434,914
    316,724  FORD MOTOR COMPANY<<                                                                                     3,588,483
     34,620  GENERAL DYNAMICS CORPORATION                                                                             3,706,071

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
     97,708  GENERAL MOTORS CORPORATION<<                                                                        $    2,871,638
     30,224  GENUINE PARTS COMPANY<<                                                                                  1,314,442
     20,771  GOODRICH CORPORATION                                                                                       795,322
     50,507  HARLEY-DAVIDSON INCORPORATED<<                                                                           2,917,284
    147,173  HONEYWELL INTERNATIONAL INCORPORATED                                                                     5,476,307
     15,963  ITT INDUSTRIES INCORPORATED                                                                              1,440,501
     33,070  JOHNSON CONTROLS INCORPORATED                                                                            1,843,983
     69,444  LOCKHEED MARTIN CORPORATION                                                                              4,240,251
     11,376  NAVISTAR INTERNATIONAL CORPORATION+                                                                        414,086
     62,321  NORTHROP GRUMMAN CORPORATION                                                                             3,364,088
     30,046  PACCAR INCORPORATED                                                                                      2,175,030
     23,380  TEXTRON INCORPORATED                                                                                     1,744,616
     88,599  UNITED TECHNOLOGIES CORPORATION                                                                          9,006,974

                                                                                                                     54,869,644
                                                                                                                 --------------

TRANSPORTATION SERVICES - 0.03%
     22,752  SABRE HOLDINGS CORPORATION                                                                                 497,814
                                                                                                                 --------------

WATER TRANSPORTATION - 0.25%
     91,138  CARNIVAL CORPORATION                                                                                     4,721,860
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.05%
     19,219  AMERISOURCE-BERGEN CORPORATION<<                                                                         1,101,057
     15,592  BROWN-FORMAN CORPORATION CLASS B<<                                                                         853,662
     75,008  CARDINAL HEALTH INCORPORATED                                                                             4,185,446
     51,066  MCKESSON CORPORATION<<                                                                                   1,927,741
     47,633  MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                   2,361,168
     39,741  NIKE INCORPORATED CLASS B                                                                                3,310,823
     77,412  SAFEWAY INCORPORATED+<<                                                                                  1,434,444
     23,371  SUPERVALU INCORPORATED                                                                                     779,423
    110,177  SYSCO CORPORATION                                                                                        3,944,337

                                                                                                                     19,898,101
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
     22,408  VISTEON CORPORATION                                                                                        127,949
     14,429  W.W. GRAINGER INCORPORATED                                                                                 898,494

                                                                                                                      1,026,443
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $1,554,943,861)                                                                        1 ,871,737,298
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 14.48%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.17%
  1,681,000  EVERGREEN MONEY MARKET FUND                                                                              1,681,000
 10,546,009  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  10,546,009
  9,917,850  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          9,917,850

                                                                                                                     22,144,859
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 13.31%
$92,000,000  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT
             (MATURITY VALUE $92,007,360)                                               2.88%        04/01/2005  $   92,000,000
  3,362,000  BELFORD US CAPITAL COMPANY                                                 2.84         06/21/2005       3,362,000
  1,009,000  BETA FINANCE INCORPORATED                                                  2.86         06/02/2006       1,009,121
 11,000,000  BLUE RIDGE ASSET FUNDING CORPORATION                                       2.65         04/05/2005      10,996,590
 12,000,000  BLUE SPICE LLC                                                             2.84         04/01/2005      12,000,000
  1,681,000  CC USA INCORPORATED                                                        2.94         07/05/2005       1,681,723
  5,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.83         04/18/2005       4,993,450
  3,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.83         04/20/2005       2,995,620
  5,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.82         04/25/2005       4,990,750
 12,000,000  CIESCO LLC                                                                 2.84         04/01/2005      12,000,000
  4,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                                          2.74         04/06/2005       4,000,000
  5,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                                          2.75         04/07/2005       5,000,000
 13,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                           2.81         04/22/2005      12,978,940
  1,009,000  DEUTSCHE BANK NEW YORK                                                     3.03         11/10/2005       1,001,564
  8,000,000  DORADA FINANCE INCORPORATED                                                2.87         07/15/2005       8,002,240
  1,345,000  K2 (USA) LLC                                                               2.85         07/24/2006       1,345,067
 11,000,000  LEGACY CAPITAL CORPORATION LLC                                             2.82         05/17/2005      10,959,080
 10,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                      2.94         08/16/2005      10,000,000
  1,681,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                      3.07         12/23/2005       1,682,110
  3,362,000  LINKS FINANCE LLC                                                          2.80         03/15/2006       3,361,529
  2,354,000  LIQUID FUNDING LIMITED                                                     2.83         06/01/2005       2,354,000
  7,000,000  LIQUID FUNDING LIMITED                                                     2.82         12/19/2005       7,000,000
  3,362,000  MORGAN STANLEY                                                             2.95         04/22/2005       3,356,554
  1,345,000  MORGAN STANLEY                                                             2.81         08/13/2010       1,345,013
  3,362,000  NATEXIS BANQUE NEW YORK                                                    2.98         06/09/2005       3,358,100
  5,000,000  NEPTUNE FUNDING CORPORATION                                                2.84         04/29/2005       4,989,200
  3,362,000  RACERS TRUST                                                               2.85         05/20/2005       3,363,547
  3,362,000  SECURITY LIFE OF DENVER                                                    3.00         06/03/2005       3,362,000
  3,362,000  TANGO FINANCE CORPORATION                                                  2.85         10/25/2006       3,361,563
  1,681,000  TRAVELERS INSURANCE COMPANY                                                2.88         02/10/2006       1,680,966
 13,000,000  UBS FINANCE (DELAWARE) LLC                                                 2.79         04/01/2005      13,000,000

                                                                                                                    251,530,727
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $273,675,586)                                                       273,675,586
                                                                                                                 --------------

SHARES

RIGHTS - 0.00%
     32,300  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                   0

TOTAL RIGHTS (COST $0)                                                                                                       0
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------


PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE     VALUE
SHORT-TERM INVESTMENTS - 0.10%

US TREASURY BILLS - 0.10%
$   455,000  US TREASURY BILL^                                                          1.99%        04/07/2005  $      454,827
    435,000  US TREASURY BILL^                                                          2.00         04/07/2005         434,834
    915,000  US TREASURY BILL^#                                                         2.26         05/12/2005         912,291

                                                                                                                      1,801,952
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,802,365)                                                                        1,801,952
                                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,830,421,812)*                            113.59%                                                        $2,147,214,836
OTHER ASSETS AND LIABILITIES, NET                 (13.59)                                                          (256,850,631)
                                                  ------                                                         --------------
TOTAL NET ASSETS                                  100.00%                                                        $1,890,364,205
                                                  ======                                                         ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,421,815.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $82,581,083. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.50% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.03%

AUSTRALIA - 1.57%
     94,000  WESTFIELD GROUP (PROPERTIES)                                                                        $    1,175,335
     70,346  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        1,320,179

                                                                                                                      2,495,514
                                                                                                                 --------------

BELGIUM - 1.17%
     65,100  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         1,854,864
                                                                                                                 --------------


DENMARK - 1.92%
     36,900  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                1,070,603
     35,400  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                   1,971,012

                                                                                                                      3,041,615
                                                                                                                 --------------

FINLAND - 0.31%
     14,234  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   486,565
                                                                                                                 --------------


FRANCE - 12.42%
     87,700  ALCATEL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+            1,064,091
     76,000  AXA (INSURANCE CARRIERS)                                                                                 2,024,552
     36,500  BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              1,446,884
     35,174  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  1,226,528
     20,400  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      1,975,396
     38,400  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                       3,238,039
     56,100  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)<<                                                          1,869,685
     12,950  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       3,030,055
     11,800  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 1,700,945
     68,300  VIVENDI UNIVERSAL SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          2,092,126

                                                                                                                     19,668,301
                                                                                                                 --------------

GERMANY - 7.58%
     18,900  BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                                     858,723
     19,200  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                               1,569,739
    112,000  DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                                                    2,235,848
     27,000  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              2,316,646
     13,600  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              1,100,968
     46,000  METRO AG (FOOD STORES)                                                                                   2,469,258
      9,000  SAP AG (BUSINESS SERVICES)                                                                               1,450,281

                                                                                                                     12,001,463
                                                                                                                 --------------

GREECE - 0.99%
     12,256  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    414,025
     65,100  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                        1,149,375

                                                                                                                      1,563,400
                                                                                                                 --------------

HONG KONG - 3.62%
    117,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               1,038,823
    253,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                          827,174
  3,050,000  CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       1,231,818
  2,479,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)+                                                          738,985

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HONG KONG (CONTINUED)
    124,940  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                      $    1,133,350
    150,000  TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                                             755,822

                                                                                                                      5,725,972
                                                                                                                 --------------

HUNGARY - 0.71%
     16,422  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                                   1,129,834
                                                                                                                 --------------

INDIA - 0.48%
     44,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                                                  754,160
                                                                                                                 --------------

ISRAEL - 0.78%
     40,000  TEVA PHARMECEUTICAL INDUSTRIES LIMITED (PHARMACEUTICALS)                                                 1,240,000
                                                                                                                 --------------

ITALY - 3.42%
     65,442  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,699,186
    149,800  MEDIASET SPA (COMMUNICATIONS)                                                                            2,155,452
    265,000  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        1,556,136

                                                                                                                      5,410,774
                                                                                                                 --------------

JAPAN - 20.87%
    147,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              2,482,673
     87,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)<<                                               1,061,233
    280,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,240,324
    183,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         2,020,629
      7,700  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,783,717
    206,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 1,899,972
     42,100  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                      2,257,531
    221,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            1,568,414
    587,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      1,483,512
        333  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                          1,537,210
    195,000  NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                1,998,554
      1,902  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 3,192,763
     88,500  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,931,269
    129,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                        1,265,579
     54,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          1,410,053
    121,000  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             1,173,552
     86,200  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      1,541,841
     23,000  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                1,548,634
     82,000  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,655,600

                                                                                                                     33,053,060
                                                                                                                 --------------

NETHERLANDS - 6.60%
     94,000  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       1,587,727
     64,000  ING GROEP NV (INSURANCE CARRIERS)                                                                        1,933,033
    199,000  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                      1,666,438
     56,500  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                  3,377,857
    103,200  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             1,884,925

                                                                                                                     10,449,980
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
RUSSIA - 0.57%
     25,600  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                             $      900,864
                                                                                                                 --------------

SINGAPORE - 1.92%
     86,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                       776,253
    401,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              1,107,715
    133,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   1,160,200

                                                                                                                      3,044,168
                                                                                                                 --------------

SPAIN - 3.11%
     59,000  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                               1,460,794
    106,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             1,725,834
     96,700  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,734,866

                                                                                                                      4,921,494
                                                                                                                 --------------

SWEDEN - 2.71%
     28,600  AUTOLIV INCORPORATED (TRANSPORTATION EQUIPMENT)<<                                                        1,365,102
     71,000  SECURITAS AB (BUSINESS SERVICES)                                                                         1,134,650
    351,900  SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                                              1,786,648

                                                                                                                      4,286,400
                                                                                                                 --------------

SWITZERLAND - 6.76%
      3,400  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                        930,270
     61,000  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                2,845,868
     32,200  ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           3,451,394
     22,000  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         1,857,782
      9,200  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)+                                                       1,614,548

                                                                                                                     10,699,862
                                                                                                                 --------------

TAIWAN - 0.57%
    106,925  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                  906,724
                                                                                                                 --------------

THAILAND - 1.06%
    660,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                1,687,116
                                                                                                                 --------------

UNITED KINGDOM - 17.89%
     42,000  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            1,655,649
    129,000  AVIVA PLC (INSURANCE CARRIERS)                                                                           1,547,989
    217,500  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   2,223,623
     83,100  BHP BILLITON PLC (COAL MINING)                                                                           1,116,542
    359,000  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              1,638,386
    109,200  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      1,712,795
    349,000  EMI GROUP PLC (COMMUNICATIONS)                                                                           1,558,123
    128,700  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        2,950,149
    181,900  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              2,877,152
    856,400  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           1,832,818
     73,000  MARCONI CORPORATION PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                743,560
  8,100,000  ROLLS ROYCE GROUP CLASS B (AEROSPACE, DEFENSE)                                                              15,690
    162,000  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                                746,981
    200,045  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       1,740,852

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
    297,100  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                     $    2,666,864
     89,100  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         1,602,947
    149,000  WPP GROUP PLC (BUSINESS SERVICES)                                                                        1,696,477

                                                                                                                     28,326,597
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $138,376,609)                                                                             153,648,727
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 4.43%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.43%

  7,012,641  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         7,012,641
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,012,641)                                                             7,012,641
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 2.87%

MUTUAL FUND - 2.87%

  4,537,042  WELLS FARGO MONEY MARKET TRUST~++                                                                        4,537,042
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,537,042)                                                                        4,537,042
                                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $149,926,292)*                              104.33%                                                        $  165,198,410
OTHER ASSETS AND LIABILITIES, NET                  (4.33)                                                            (6,849,412)
                                                  ------                                                         --------------
TOTAL NET ASSETS                                  100.00%                                                        $  158,348,998
                                                  ======                                                         ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,537,042.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.77%

AUSTRALIA - 0.17%
     22,707  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        $      269,889
                                                                                                                 --------------

AUSTRIA - 0.23%
      6,900  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                   360,908
                                                                                                                 --------------

BELGIUM - 4.58%
    177,700  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         5,070,035
     62,167  INBEV (FOOD & KINDRED PRODUCTS)                                                                          2,176,647

                                                                                                                      7,246,682
                                                                                                                 --------------

BRAZIL - 0.75%
        300  BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                              8,700
    197,181  TELESP CELULAR PARTICIPACOES SA ADR (COMMUNICATIONS)+                                                    1,179,142

                                                                                                                      1,187,842
                                                                                                                 --------------

CANADA - 2.80%
     42,900  CORUS ENTERTAINMENT INCORPORATED CLASS B (COMMUNICATIONS)                                                1,037,303
     33,500  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                                2,365,797
    282,100  NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT

             COMPUTER EQUIPMENT)+                                                                                       770,133
      3,300  RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                       252,186

                                                                                                                      4,425,419
                                                                                                                 --------------

CHINA - 0.20%
    164,000  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
             WAREHOUSING)                                                                                               321,715
                                                                                                                 --------------

CZECH REPUBLIC - 1.13%
     95,257  CESKY TELECOM AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,782,084
                                                                                                                 --------------


DENMARK - 0.80%
     22,700  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)<<                                                 1,263,898
                                                                                                                 --------------

FRANCE - 6.28%
      1,792  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                  329,628
     32,798  CARREFOUR SA (FOOD STORES)                                                                               1,740,599
     66,400  FRANCE TELECOM SA (COMMUNICATIONS)+                                                                      1,988,307
     94,800  JC DECAUX SA (BUSINESS SERVICES)+                                                                        2,588,035
      7,700  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    575,930
     20,953  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                   586,683
     62,900  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                               1,544,309
     19,000  VIVENDI UNIVERSAL SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            581,997

                                                                                                                      9,935,488
                                                                                                                 --------------

GERMANY - 4.68%
     11,625  ALLIANZ AG (INSURANCE CARRIERS)                                                                          1,476,049
     78,556  BAYERISCHE VEREINSBANK AG (DEPOSITORY INSTITUTIONS)+                                                     1,921,563
     71,400  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                                                1,549,377
      7,100  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)<<                                                                 506,203
    104,200  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                 1,953,168

                                                                                                                      7,406,360
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HONG KONG - 5.16%
    119,300  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                          $    1,059,245
  1,127,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        3,686,318
    273,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                               799,806
    122,000  COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                         265,134
     23,000  HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                       40,253
    352,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                 509,985
     18,100  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                    80,527
    254,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                               499,894
    134,700  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           1,221,884

                                                                                                                      8,163,046
                                                                                                                 --------------

ITALY - 5.16%
     72,138  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                          2,328,450
    319,505  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                               1,623,556
     68,200  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,770,797
     15,500  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                   269,039
    171,928  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                        2,179,661

                                                                                                                      8,171,503
                                                                                                                 --------------

JAPAN - 19.88%
     15,500  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 831,157
    100,700  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     3,624,937
        196  EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     1,052,840
        331  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)<<                                                    780,966
     61,100  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   3,059,843
         70  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                              776,835
        963  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                                767,850
      5,700  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,320,414
     83,100  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               1,076,433
        518  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                            2,449,184
    275,000  NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                         1,374,615
     55,300  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 773,571
     22,500  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  2,868,367
     27,427  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             1,874,848
     59,700  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                       3,629,992
     12,200  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,380,080
    325,900  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                 586,577
    229,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       1,492,782
     33,700  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                    656,840
    206,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                              1,073,897

                                                                                                                     31,452,028
                                                                                                                 --------------

LUXEMBOURG - 0.56%
     10,986  RTI GROUP (COMMUNICATIONS)                                                                                 830,256
      8,300  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                         64,051

                                                                                                                        894,307
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MEXICO - 2.67%
     45,100  GRUPO TELEVISA SA ADR (COMMUNICATIONS)+                                                             $    2,651,880
    447,000  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                  1,568,526

                                                                                                                      4,220,406
                                                                                                                 --------------

NETHERLANDS - 2.84%
    140,357  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       2,370,729
     22,900  ASML HOLDING NV NY REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                    384,033
     57,379  ING GROEP NV (INSURANCE CARRIERS)                                                                        1,733,055

                                                                                                                      4,487,817
                                                                                                                 --------------

NORWAY - 1.05%
    185,100  TELENOR ASA (COMMUNICATIONS)                                                                             1,665,028
                                                                                                                 --------------

PORTUGAL - 0.60%
    347,571  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                     946,164
                                                                                                                 --------------

RUSSIA - 2.41%
     36,331  AFK SISTEMA GDR (BUSINESS SERVICES)                                                                        589,652
      2,632  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                          88,698
     16,800  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        2,274,720
     55,523  SIBNEFT ADR (OIL & GAS EXTRACTION)+                                                                        866,159

                                                                                                                      3,819,229
                                                                                                                 --------------

SINGAPORE - 2.47%
    128,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     1,155,353
     23,900  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                             157,813
    143,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                     1,030,865
  1,001,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                    1,564,489

                                                                                                                      3,908,520
                                                                                                                 --------------

SPAIN - 6.04%
     27,431  ALTADIS SA (TOBACCO PRODUCTS)<<                                                                          1,121,875
    103,326  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             1,682,297
    109,300  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             1,330,421
     38,300  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               1,145,381
    104,698  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 2,115,865
    124,500  TELEFONICA SA (COMMUNICATIONS)<<                                                                         2,169,063

                                                                                                                      9,564,902
                                                                                                                 --------------

SWEDEN - 2.41%
     53,300  TELEFONAKTIEBOLAGET LM ERICSSON ADR (COMMUNICATIONS)+                                                    1,503,060
    822,800  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                                                2,315,649

                                                                                                                      3,818,709
                                                                                                                 --------------

SWITZERLAND - 10.96%
    135,316  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                2,336,253
     56,259  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                2,415,367
      3,638  JULIUS BAER HOLDING LIMITED AG CLASS B (DEPOSITORY INSTITUTIONS)                                         1,261,536
     13,445  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      3,678,673

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SWITZERLAND (CONTINUED)
     20,131  ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                      $    2,157,765
        500  SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                     75,164
     64,137  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         5,416,025

                                                                                                                     17,340,783
                                                                                                                 --------------

TAIWAN - 0.99%
     73,800  CHUNGHWA TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                                    1,563,822
                                                                                                                 --------------

THAILAND - 0.13%
     79,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                  201,943
                                                                                                                 --------------

UNITED KINGDOM - 13.82%
     86,400  ALLIED DOMECQ PLC (EATING & DRINKING PLACES)                                                               871,069
    320,370  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            3,514,460
     14,158  CARNIVAL PLC (WATER TRANSPORTATION)                                                                        777,503
    100,400  HSBC HOLDINGS PLC (HONG KONG REGISTERED) (NON-DEPOSITORY CREDIT INSTITUTIONS)                            1,596,215
  1,630,027  ITV PLC (COMMUNICATIONS)                                                                                 3,927,440
    770,132  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       4,202,345
     99,000  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   1,206,701
     37,323  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                           350,893
    688,000  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                      4,114,971
    353,092  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)+                                             1,307,822

                                                                                                                     21,869,419
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $143,442,511)                                                                             156,287,911
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 4.68%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.68%
  7,398,731  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         7,398,731
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,398,731)                                                             7,398,731
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 0.83%

MUTUAL FUND - 0.83%
  1,316,254  WELLS FARGO MONEY MARKET TRUST~++                                                                        1,316,254
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,316,254)                                                                        1,316,254
                                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $152,157,496)                               104.28%                                                        $  165,002,896
OTHER ASSETS AND LIABILITIES, NET                  (4.28)                                                            (6,773,687)
                                                  ------                                                         --------------
TOTAL NET ASSETS                                  100.00%                                                        $  158,229,209
                                                  ======                                                         ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,316,254.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 96.47%

AUSTRALIA - 5.01%
     20,187  ALUMINA LIMITED (METAL MINING)                                                                      $       91,828
     15,266  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    84,416
     31,979  AMP LIMITED (INSURANCE CARRIERS)                                                                           174,858
      2,290  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   17,403
      5,215  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                41,001
     30,913  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                    492,285
      7,852  AUSTRALIAN GAS LIGHT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                    86,110
      1,934  AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)                                                       30,261
     11,622  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                      37,698
     61,032  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                            842,305
     12,662  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            85,076
      9,620  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      45,320
     16,842  BRAMBLES INDUSTRIES LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                                   103,407
     13,499  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                       54,003
     26,583  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                       32,643
      7,857  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                          52,063
      1,027  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          26,015
     19,097  COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                  138,785
     21,648  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                   584,489
     19,747  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                             18,911
      6,200  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                   26,862
      3,323  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                   87,718
     14,989  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                28,477
     41,595  DB RREEF TRUST (REAL ESTATE)+                                                                               41,440
     33,730  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                           133,635
      9,994  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        16,054
     35,310  GENERAL PROPERTY TRUST (REAL ESTATE)                                                                        96,808
     10,015  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                 20,961
      4,413  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                          19,358
      8,315  ING INDUSTRIAL FUND (REAL ESTATE)                                                                           13,100
     27,432  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                     134,318
     20,578  INVESTA PROPERTY GROUP (REAL ESTATE)                                                                        33,056
      7,729  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         35,755
     14,813  JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                                                              47,820
      2,584  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  20,355
      6,146  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                59,807
      5,569  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                               31,182
      3,863  MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                143,293
     14,466  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                        42,454
     34,000  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                         94,530
     10,648  MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                       31,743
     13,447  MIRVAC GROUP (REAL ESTATE)                                                                                  45,798
     26,512  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  580,474
      5,617  NEWCREST MINING LIMITED (METAL MINING)                                                                      75,525
     10,517  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                 21,037
      4,604  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      64,891

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
AUSTRALIA (CONTINUED)
     13,689  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                        $       75,333
      9,534  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)+                                                        18,481
      6,868  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                 21,747
      9,446  PATRICK CORPORATION LIMITED (BUSINESS SERVICES)                                                             42,896
        724  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                    31,966
      2,504  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                29,762
     15,195  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                      41,660
     12,201  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                           140,306
     16,255  RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                              135,581
      5,280  RIO TINTO LIMITED (METAL MINING)<<                                                                         184,070
      9,496  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                       66,004
      4,053  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                  37,718
     10,507  SOUTHCORP LIMITED (FOOD & KINDRED PRODUCTS)+                                                                34,325
     21,893  STOCKLAND (REAL ESTATE)                                                                                     98,743
      9,227  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                           138,459
      8,986  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 116,799
     36,135  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                               142,047
      4,068  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                             43,921
      9,132  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                          49,792
      6,536  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                200,598
     24,705  WESTFIELD GROUP (PROPERTIES)                                                                               308,901
     30,342  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                      445,934
     19,716  WMC RESOURCES LIMITED (METAL MINING)                                                                       121,357
      8,031  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                          150,717
     17,859  WOOLWORTHS LIMITED (FOOD STORES)                                                                           221,370

                                                                                                                      7,883,815
                                                                                                                 --------------

AUSTRIA - 0.37%
        642  BANK AUSTRIA CREDITANSTALT AG (DEPOSITORY INSTITUTIONS)                                                     63,249
        144  BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                19,648
      2,118  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                   110,783
        199  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                  13,365
      4,533  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                             41,309
         80  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                            12,718
        252  OMV AG (OIL & GAS EXTRACTION)                                                                               80,066
        323  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                             9,986
      5,642  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                        110,437
        213  VA TECHNOLOGIE (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                            17,395
        117  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                 26,542
        435  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     33,585
      1,084  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         49,336

                                                                                                                        588,419
                                                                                                                 --------------

BELGIUM - 1.39%
      1,585  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           55,454
        224  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  18,206
        272  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                22,866

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BELGIUM (CONTINUED)
      2,823  BELGACOM SA (COMMUNICATIONS)+                                                                       $      116,736
         16  COFINIMMO SA (REITS)                                                                                         2,582
        304  COLRUYT SA (FOOD STORES)                                                                                    47,210
        330  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                          12,568
         52  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               12,214
      1,216  DELHAIZE GROUP (FOOD STORES)                                                                                83,307
     10,572  DEXIA (DEPOSITORY INSTITUTIONS)                                                                            251,476
        463  ELECTRABEL (ELECTRIC, GAS & SANITARY SERVICES)                                                             207,724
        396  EURONAV SA (WATER TRANSPORTATION)+                                                                          13,141
     19,755  FORTIS (DEPOSITORY INSTITUTIONS)                                                                           562,870
      1,209  GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                            110,254
      3,044  INBEV (FOOD & KINDRED PRODUCTS)                                                                            106,579
      3,145  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                   265,199
        481  MOBISTAR SA (COMMUNICATIONS)+                                                                               42,243
        400  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                               20,627
      1,088  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                    129,683
      1,507  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                        72,925
        409  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                          41,514

                                                                                                                      2,195,378
                                                                                                                 --------------

CAYMAN ISLANDS - 0.01%
     18,000  HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+                                                          17,194
                                                                                                                 --------------

CZECH REPUBLIC - 0.00%
         11  SOCIEDAD GENERAL DE AGUAS DE BARCELONA (TRANSPORTATION SERVICES)+                                              230
                                                                                                                 --------------

DENMARK - 0.78%
         19  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                    176,866
        213  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        14,268
        506  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                     25,092
        413  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             21,486
        838  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                       56,719
      7,364  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                  213,656
        395  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                        30,137
        384  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                  21,815
        523  FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+                      9,646
      3,702  GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         42,513
      1,114  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                               27,039
        840  ISS A/S (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          68,255
        103  KOBENHAVNS LUFTHAVNE A/S (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                           24,570
        332  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    11,496
      4,074  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                     226,834
        906  NOVOZYMES A/S (HEALTH SERVICES)                                                                             44,454
      3,148  TDS A/S (COMMUNICATIONS)                                                                                   132,689
        333  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                        24,798
      2,748  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)+                                                                                                   39,685
        420  WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)+                                                                                                   20,973

                                                                                                                      1,232,991
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FINLAND - 1.38%
      1,353  AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         $       24,291
      2,307  ELISA CORPORATION (COMMUNICATIONS)                                                                          39,176
      5,987  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                           116,569
        258  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      10,655
      1,127  KESKO OYJ (FOOD STORES)<<                                                                                   28,956
        611  KONE OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                47,498
      1,657  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                        29,685
     79,384  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              1,230,744
        172  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                               27,714
      1,353  ORION OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                     20,731
      1,438  OUTOKUMPU OYJ (METAL MINING)<<                                                                              25,706
      1,155  POHJOLA GROUP PLC (INSURANCE CARRIERS)                                                                      13,939
      1,600  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)<<                                                                21,529
      6,075  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              88,200
     10,660  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)<<                                                                 149,654
      1,321  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                  45,156
      8,866  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)<<                                                                196,529
      1,130  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                       23,730
      1,112  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       29,393

                                                                                                                      2,169,855
                                                                                                                 --------------
FRANCE - 9.09%
      3,289  ACCOR SA (METAL MINING)                                                                                    160,990
      2,036  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                      36,606
      1,858  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                  341,768
     20,918  ALCATEL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+              253,805
     75,945  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                            64,975
      8,222  ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                      187,903
        930  ATOS ORIGIN (BUSINESS SERVICES)+                                                                            62,870
      1,214  AUTOROUTES DU SUD DE LA FRANCE NPV (SOCIAL SERVICES)                                                        61,579
     24,231  AXA (INSURANCE CARRIERS)                                                                                   645,486
     13,531  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                   958,569
      3,433  BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                136,086
      1,063  BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                               28,455
      2,124  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                     74,065
      9,801  CARREFOUR SA (FOOD STORES)                                                                                 520,142
        558  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                  46,908
      1,694  CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           122,423
        584  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                        41,372
      5,221  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         318,094
      2,438  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 160,230
     11,377  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                               309,264
        976  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               46,053
      1,598  EURONEXT NV (BUSINESS SERVICES)                                                                             56,862
     25,210  FRANCE TELECOM SA (COMMUNICATIONS)+                                                                        754,898
        477  GECINA SA (REAL ESTATE)                                                                                     54,475
      4,101  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                    408,011

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FRANCE (CONTINUED)
        152  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)      $       30,600
        542  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                          40,961
        387  KLEPIERRE (REAL ESTATE)                                                                                     34,791
      5,157  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                    412,798
      2,929  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        283,624
      2,148  LAGARDERE SCA (COMMUNICATIONS)                                                                             162,611
      4,204  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    314,443
        832  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                    116,156
      2,861  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                181,800
      1,150  PINAULT-PRINTEMPS-REDOUTE (APPAREL & ACCESSORY STORES)                                                     122,986
      2,169  PUBLICIS GROUPE (COMMUNICATIONS)                                                                            66,580
      3,139  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                      280,359
      2,677  SAGEM SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                        60,208
     16,575  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                       1,397,669
      3,807  SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  298,320
        613  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             34,781
      5,683  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                 590,452
      1,989  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                             62,911
      1,542  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)<<                                                             51,391
     13,759  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   370,269
        317  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           53,009
      1,283  THALES SA (TRANSPORTATION BY AIR)                                                                           53,503
      4,011  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                   108,148
      9,718  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       2,273,828
        755  UNIBAIL (REAL ESTATE)                                                                                       89,502
      1,282  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                         57,068
      4,953  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                   175,666
      1,248  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                   179,897
     17,317  VIVENDI UNIVERSAL SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            530,444
        611  ZODIAC SA (TRANSPORTATION BY AIR)                                                                           28,347

                                                                                                                     14,315,011
                                                                                                                 --------------

GERMANY - 6.57%
        780  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                             123,780
      5,262  ALLIANZ AG (INSURANCE CARRIERS)                                                                            668,127
      1,186  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 75,410
      8,855  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                      627,769
     11,274  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 372,229
     10,871  BAYERISCHE VEREINSBANK AG (DEPOSITORY INSTITUTIONS)+                                                       265,916
        275  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                  30,693
        584  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                  47,746
      7,647  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                                                  165,940
      2,107  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  163,413
     14,699  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                              657,942
      8,328  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                 718,443
      1,816  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                           136,536
      3,799  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)+                                                              54,762
      8,137  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                 198,618

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
GERMANY (CONTINUED)
     46,585  DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                                               $      929,973
        629  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                             23,083
     10,640  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                912,930
        928  EPCOS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                 12,824
        601  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 48,653
        417  FRESENIUS MEDICAL CARE AG PREFERRED (HEALTH SERVICES)                                                       24,028
      1,010  HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                63,538
         77  HEIDELBERGCEMENT AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                        4,789
      1,034  HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                    93,491
      2,274  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)+                                                      94,771
     10,859  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                104,166
      1,041  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<                                                            10,445
          0  LANXESS (CHEMICALS)+                                                                                             8
      1,453  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                99,826
      2,255  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            100,848
        866  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)<<                                                                  61,743
      2,511  METRO AG (FOOD STORES)                                                                                     134,789
      1,235  MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                 17,946
      3,146  MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG (INSURANCE CARRIERS)                                          379,022
        137  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                       99,452
      1,314  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                    24,630
        279  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)<<                                                 69,849
      7,031  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 425,179
        634  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                             33,548
      3,493  SAP AG (BUSINESS SERVICES)                                                                                 562,870
      2,795  SCHERING AG (CHEMICALS & ALLIED PRODUCTS)                                                                  185,360
     13,597  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                           1,076,049
        994  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                     19,998
      5,248  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)<<                                                               108,099
      2,348  TUI AG (TRANSPORTATION BY AIR)<<                                                                            62,000
      3,854  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                   183,450
      1,845  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                          66,536

                                                                                                                     10,341,217
                                                                                                                 --------------

GREECE - 0.54%
      3,340  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    112,830
      1,360  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                            34,201
      1,950  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                           34,428
      3,250  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                         100,016
        980  EMPORIKI BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                        25,890
        300  FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                       8,517
        460  GERMANOS SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                14,156
        350  HELLENIC DUTY FREE SHOPS SA (GENERAL MERCHANDISE STORES)                                                     5,626
      2,030  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                20,315
      1,700  HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                 7,757
      4,370  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                77,155
        796  HYATT REGENCY SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                        9,431
      1,610  INTRACOM SA (COMMUNICATIONS)                                                                                 8,056

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
GREECE (CONTINUED)
      4,540  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                $      153,603
      2,680  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                   78,097
      2,875  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                   52,176
      1,690  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                             48,722
      1,510  TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                         9,278
        900  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            29,843
      2,080  VIOHALCO SA (BUSINESS SERVICES)                                                                             16,609

                                                                                                                        846,706
                                                                                                                 --------------

HONG KONG - 1.55%
      3,500  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  15,078
     22,800  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         65,628
     62,500  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   114,992
     19,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                      35,810
     26,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                 230,850
      7,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                  20,104
     31,000  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                   176,474
     14,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 95,584
     28,000  GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                 19,027
     25,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                  36,220
     13,100  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           173,839
     13,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                    57,837
     63,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                               123,990
     18,000  HONG KONG EXCHANGES AND CLEARING LIMITED (BUSINESS SERVICES)                                                46,503
     23,500  HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                             104,552
     10,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                             23,591
     36,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                 305,791
     12,000  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                             23,771
     22,500  JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  20,338
      9,000  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                      19,674
      8,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                  23,899
     28,000  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                       50,978
     25,000  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                   38,464
     38,000  NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              37,272
      2,000  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 9,642
     57,000  PCCW LIMITED (COMMUNICATIONS)                                                                               31,973
     18,000  SCMP GROUP LIMITED (COMMUNICATIONS)                                                                          8,020
     20,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                29,233
     20,000  SINO LAND COMPANY (REAL ESTATE)                                                                             18,078
      5,500  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                                 6,065
     22,000  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             199,565
     16,000  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                  126,676
     14,000  TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           30,964
      5,000  TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                                              25,194
     12,000  TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                           10,078
     21,000  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                  66,370
      9,000  YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                                   25,617

                                                                                                                      2,447,741
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
IRELAND - 0.80%
     14,706  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                    $      307,872
     16,404  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                  258,362
      9,041  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           236,974
      1,283  DCC PLC (BUSINESS SERVICES)                                                                                 29,837
      5,921  DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                    93,639
      7,360  EIRCOM GROUP PLC (COMMUNICATIONS)+                                                                          19,368
      6,832  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                         21,255
      5,901  FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                              17,211
      3,368  GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+                      39,773
      2,891  GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                               12,105
      8,902  INDEPENDENT NEWS AND MEDIA PLC (COMMUNICATIONS)                                                             29,311
      4,666  IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           82,865
      2,132  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                   51,543
      2,194  KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      25,938
        623  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                           27,269
     15,117  WATERFORD WEDGWOOD PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                                       745

                                                                                                                      1,254,067
                                                                                                                 --------------

ITALY - 4.05%
      8,197  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                            107,001
      2,213  ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                              23,638
     16,438  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                            530,581
      2,170  AUTOGRILL SPA (EATING & DRINKING PLACES)+                                                                   32,462
      4,560  AUTOSTRADE SPA (SOCIAL SERVICES)                                                                           118,045
      4,038  BANCA ANTONVENETA SPA (DEPOSITORY INSTITUTIONS)+                                                           130,861
      5,574  BANCA FIDEURAM SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                     28,505
     16,513  BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                              75,883
     56,080  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                                 284,969
     18,504  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                               62,245
     25,286  BANCA NAZIONALE DEL LAVORO SPA (DEPOSITORY INSTITUTIONS)+<<                                                 81,290
      6,910  BANCA POPOLARE DI MILANO SCRL (DEPOSITORY INSTITUTIONS)                                                     66,061
      5,576  BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)                                                       116,951
      6,309  BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                           117,686
      1,032  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+                9,953
      2,527  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                    30,038
     24,276  CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                    126,426
     13,359  EDISON SPA (ELECTRIC, GAS & SANITARY SERVICES)+                                                             27,223
     62,456  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               597,495
     44,398  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,152,784
      8,842  FIAT SPA (TRANSPORTATION EQUIPMENT)+<<                                                                      64,301
      2,991  FINECOGROUP SPA (DEPOSITORY INSTITUTIONS)+                                                                  26,365
    102,937  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                   104,347
      3,275  GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)<<                                                         20,537
      1,343  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    22,597
      2,339  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    47,997
     10,171  MEDIASET SPA (COMMUNICATIONS)                                                                              146,349
      8,038  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                   139,519
      4,147  MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                         28,303

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ITALY (CONTINUED)
     43,372  PIRELLI & C SPA (TRANSPORTATION EQUIPMENT)                                                          $       53,974
      5,160  RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                                                     121,403
     17,893  SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                                                 280,196
     66,054  SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                                                    27,529
     14,619  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                    81,392
     23,337  TELECOM ITALIA MEDIA SPA (COMMUNICATIONS)+                                                                  13,038
     99,750  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                    311,949
    140,919  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                        534,317
     20,302  TELECOM ITALIA MOBILE SPA (COMMUNICATIONS)                                                                 135,929
     17,214  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)+                                                              45,745
      3,533  TISCALI SPA (COMMUNICATIONS)+                                                                               12,549
     75,543  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          443,604

                                                                                                                      6,382,037
                                                                                                                 --------------

JAPAN - 20.71%
      6,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   43,477
      1,250  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   84,515
        600  ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        12,730
      1,200  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  91,989
     10,100  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                170,578
        500  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    33,759
        750  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                      60,011
        375  AIFUL CORPORATION W/I (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                 29,376
      2,800  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      63,713
     10,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)<<                                                 121,981
        400  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                            16,525
      8,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                  27,306
      3,000  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  47,757
      6,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              36,930
      1,000  AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  11,200
      1,000  ANRITSU CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        6,341
      1,000  AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 26,998
        400  ARIAKE JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                       9,997
      6,600  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                           85,493
     13,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<          136,995
     21,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      103,404
        600  ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                     19,192
        500  AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             16,134
      1,200  BANDAI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                         24,340
      9,000  BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                           56,486
     20,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                         121,981
      1,000  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                  33,946
     11,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                   202,192
     14,400  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       772,172
        800  CAPCOM COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              7,811
      3,300  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     43,547
      3,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           19,052

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
         17  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                             $      145,538
     12,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                77,665
     11,300  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)<<                            271,356
      4,700  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         72,190
        800  CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                18,390
      4,400  CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  42,223
        800  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              18,801
      2,000  COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                16,768
      2,400  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        86,394
      1,100  CSK CORPORATION (BUSINESS SERVICES)                                                                         45,752
     11,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             179,418
      4,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            22,009
      4,200  DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            98,312
      3,400  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               85,610
      3,000  DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                           26,718
     12,000  DAINIPPON INK AND CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      32,789
      2,000  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      13,522
      1,500  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                      62,949
      8,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                   91,915
     20,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                   131,680
      6,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                           21,710
      9,100  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                               226,588
         27  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                     73,776
      5,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                      33,713
         58  EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                       311,555
      5,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  22,149
      4,200  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                        142,572
      2,400  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                              73,860
      1,000  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                     29,469
      2,500  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            156,439
        900  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 54,472
      9,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                    28,369
      7,900  FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                         288,800
        600  FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         18,353
         11  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                       25,954
      6,000  FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          26,299
      4,800  FUJISAWA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      112,357
     30,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   180,173
      9,000  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)+                                                                                         41,210
          6  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                      12,478
      6,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                34,636
      4,000  GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                     18,614
      2,000  HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                       15,593
      4,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                              25,142

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
        500  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          $       51,058
      3,000  HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    12,310
      1,000  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            19,211
      1,700  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              30,376
      1,500  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                                  20,689
     55,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   341,602
        600  HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                                  11,275
      2,900  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      58,957
     16,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                             48,494
     12,800  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     641,015
      1,400  HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                           20,211
      1,800  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         198,079
          6  INPEX CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                                 32,118
      2,800  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                         36,479
      5,000  ISHIHARA SANGYO KAISHA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                11,564
     17,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+              27,427
        500  ITO EN LIMITED (EATING & DRINKING PLACES)                                                                   24,294
      5,800  ITO-YOKADO COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          231,502
     23,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                     115,826
        500  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  16,180
        400  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                  25,105
     11,000  JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)<<                                                       32,109
          4  JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                                                            32,640
          3  JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                            23,837
         15  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                              166,465
      9,000  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                       250,956
      3,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            32,733
     12,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 64,571
      3,000  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               59,172
     16,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         66,101
      1,000  KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           6,901
      4,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                          33,423
        800  KANEBO LIMITED (APPAREL & ACCESSORY STORES)+                                                                11,101
      4,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            44,167
     12,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             248,624
      4,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  24,769
      9,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              206,892
        800  KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                          5,894
      1,600  KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)+%%                                                      11,698
     20,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  34,505
      8,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                        55,208
      7,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                   43,281
      9,000  KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                             53,381
        500  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 115,826
      2,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                              20,050
      2,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         15,649

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
     26,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                      $       88,259
     12,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    116,945
     42,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<               74,028
      1,300  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     16,573
     16,000  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   120,265
      1,000  KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               15,238
      1,400  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 31,073
      7,500  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            75,818
      2,000  KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       27,063
     17,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 90,684
      6,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                             53,548
      1,700  KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                            22,592
      1,900  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                29,874
      2,800  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 199,758
      6,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             45,939
      6,900  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             146,713
      1,000  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                            36,743
      2,000  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                      32,976
        500  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         30,029
      2,000  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  36,520
     22,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                    70,577
      5,300  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                                        71,224
        700  MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               20,759
     37,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<          545,183
      5,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                    43,038
      4,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                         22,456
      5,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                        24,900
        700  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 24,415
         24  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                          349,156
      6,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  25,739
     28,000  MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                               89,303
     18,800  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                 243,525
     30,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   155,274
     17,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                            197,538
      6,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                  28,145
     49,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               130,234
      2,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               22,624
     15,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)<<               35,811
      9,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                    33,237
         78  MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    676,490
     22,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                   202,910
     10,000  MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      55,861
     10,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                18,931
     12,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               140,893
      9,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                     39,868
     15,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)<<                                                        96,382

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
     22,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                      $      201,679
      9,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                89,471
      6,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                             31,335
      1,200  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         13,395
        132  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                              624,116
      3,800  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                 203,768
      1,400  NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      18,187
     28,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          169,206
        600  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)<<                                                                                       27,977
          9  NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    23,081
      4,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  39,728
      3,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   31,027
        400  NICHII GAKKAN COMPANY (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            12,049
      5,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                              18,978
        800  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                           99,599
     27,000  NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                           134,962
      4,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    45,995
      1,700  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 185,489
          5  NIPPON BUILDING FUND INCORPORATED (REITS)                                                                   42,712
     14,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                 73,636
      2,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 11,564
      8,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                           20,815
      2,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)<<                                                25,347
     13,000  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                  71,407
     22,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                              156,132
      5,000  NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      29,283
      6,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
             DEALERS)                                                                                                    25,403
      2,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               18,092
    106,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                        267,891
         89  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                  389,266
         15  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                             69,244
     16,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                        96,391
      4,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                   15,145
      3,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            25,879
     42,300  NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                  433,533
      3,000  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                 31,894
     12,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                  31,446
      3,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                   24,424
      1,400  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              36,622
        300  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     19,360
      2,800  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      146,750
      1,600  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                  38,124
     31,900  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 446,237
        400  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  37,303
      8,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                      41,182

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
      7,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)            $       38,842
         21  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  72,461
        342  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                   574,093
     10,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       61,643
        100  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               19,509
     12,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                           73,300
     14,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                         78,597
      9,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                  37,937
      3,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        18,241
      4,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                            93,257
      3,600  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  78,560
      2,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                  29,525
        600  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           27,753
        900  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                             58,752
      1,400  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                    178,476
     35,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                              107,712
      2,600  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        46,772
      1,450  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                99,119
      2,100  QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                    18,409
         80  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                       69,757
     77,000  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                    154,388
     11,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 188,753
        700  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      17,756
      1,800  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 173,739
        400  RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                       19,771
        500  SAIZERIYA COMPANY LIMITED (EATING & DRINKING PLACES)                                                         7,223
      2,000  SANDEN CORPORATION (TRANSPORTATION EQUIPMENT)                                                               10,016
      1,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         13,093
      6,500  SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                       136,995
        800  SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                        38,720
      3,000  SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               16,479
     26,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                   80,985
      5,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                         23,408
      3,500  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 145,575
      1,200  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                          72,965
      1,700  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  63,098
      2,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                           19,621
      7,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           50,853
      8,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      85,424
      6,300  SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                  184,482
     16,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 242,022
        900  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                             23,501
        300  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      22,969
      1,100  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       36,930
      9,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        46,079
      6,200  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           234,748

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
     16,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      $       91,019
      5,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    68,917
      6,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       79,176
     10,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            100,998
     16,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                41,929
      2,900  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                28,126
        900  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   101,809
      2,500  SNOW BRAND MILK PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)+                                          8,253
      3,900  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                                160,757
      3,700  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                            18,219
     12,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                    125,226
     15,800  SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                        629,171
      2,600  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   39,377
      3,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             18,717
     23,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            113,681
     15,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         128,555
     11,000  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           117,047
      9,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  35,419
     63,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                 113,392
      9,000  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)            67,733
         74  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                   501,016
      7,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                              18,344
      6,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                 72,405
     21,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                         136,893
      3,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               26,662
        700  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    17,234
      1,300  SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                                                          21,931
      3,100  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                             157,559
     13,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        36,492
     13,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         48,736
      3,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            63,788
      2,000  TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         21,654
      3,000  TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                     21,011
      4,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    40,959
     15,200  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        724,350
      1,830  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                  123,217
      1,000  TAKUMA COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      8,319
      2,000  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   136,902
     14,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                      59,797
      3,000  TEIKOKU OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          21,878
      2,900  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    87,354
      1,600  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                32,304
        600  TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 23,445
     13,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                      52,495
      3,000  TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           14,772

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
      2,200  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                        $       35,945
      7,300  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             135,271
      1,000  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                     19,491
     19,700  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              477,665
      2,900  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 165,243
     43,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)<<                                            173,235
      1,000  TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                  10,995
     17,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                 88,623
      6,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                        25,235
      5,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                               51,245
      9,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  98,536
     21,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)<<                                                     94,199
     50,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               208,897
      7,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             34,599
      4,300  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    78,918
      5,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                               42,898
      2,300  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         42,705
      1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                        15,621
      9,000  TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                              21,906
      1,100  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     19,860
      3,400  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                    95,757
     49,200  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      1,830,719
      1,500  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           64,488
     15,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                  30,915
         66  UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                       347,142
        700  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                          31,400
      1,000  UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  20,750
      2,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                  24,023
      2,000  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    38,236
        380  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                        29,413
      1,000  WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                13,271
         29  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                       118,185
        600  WORLD COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             21,710
         32  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)+<<                                                              74,904
         32  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)+%%                                                              75,203
      2,000  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     38,515
      1,300  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                               68,134
      2,800  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         40,395
      2,800  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     47,916
      5,300  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    179,418
      7,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                 100,140
      2,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   18,875
      3,600  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         48,748
      3,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              22,438

                                                                                                                     32,607,296
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
LUXEMBOURG - 0.02%
      3,124  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                 $       24,108
                                                                                                                 --------------

NETHERLANDS - 4.86%
     27,531  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                             683,073
     23,838  AEGON NV (INSURANCE CARRIERS)                                                                              321,680
      4,592  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                209,650
      8,329  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                         140,683
        732  CORIO NV (REITS)                                                                                            40,925
      1,304  DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                        91,871
      4,194  EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY (TRANSPORTATION BY AIR)                                      125,369
      7,769  GETRONICS NV (BUSINESS SERVICES)+                                                                           18,027
      8,044  HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                           20,438
      4,243  HEINEKEN NV (EATING & DRINKING PLACES)                                                                     147,020
        582  IHC CALAND NV (OIL & GAS EXTRACTION)                                                                        36,968
     31,969  ING GROEP NV (INSURANCE CARRIERS)                                                                          965,580
     36,674  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                328,028
     22,391  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                 616,788
     26,464  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                        221,611
      1,489  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             23,799
      2,059  QIAGEN NV (HEALTH SERVICES)+                                                                                24,395
        753  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             33,520
     12,025  REED ELSEVIER NV (COMMUNICATIONS)                                                                          181,288
        786  RODAMCO EUROPE NV (REITS)                                                                                   58,790
     35,516  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                  2,123,327
      2,502  ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)+                                                                 102,359
      6,539  TPG NV (TRANSPORTATION SERVICES)                                                                           186,058
      9,690  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                      659,457
      2,818  VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        50,119
      4,097  VNU NV (COMMUNICATIONS)                                                                                    119,496
        349  WERELDHAVE NV (REITS)                                                                                       35,740
      4,854  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                88,657

                                                                                                                      7,654,716
                                                                                                                 --------------

NEW ZEALAND - 0.21%
      4,625  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                             26,657
      9,539  CARTER HOLT HARVEY LIMITED (PAPER & ALLIED PRODUCTS)                                                        13,371
      4,376  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                  20,239
      4,714  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                 9,962
      8,696  FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            18,501
      7,167  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               33,862
      2,073  INDEPENDENT NEWSPAPERS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                          8,850
      2,937  NGC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                     6,416
      7,892  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                   27,629
      1,846  SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                              8,446
     33,732  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                145,452
        705  TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                                                    2,101

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
NEW ZEALAND (CONTINUED)
      4,703  TOWER LIMITED (BUSINESS SERVICES)+                                                                  $        5,923
      2,606  WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                                                         7,362
        372  WASTE MANAGEMENT NZ LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                     1,620

                                                                                                                        336,391
                                                                                                                 --------------

NORWAY - 0.63%
     11,614  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                              118,676
        654  FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                    31,272
      2,466  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                     203,533
      1,800  NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                         35,934
      3,386  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                        123,970
        277  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                          18,250
        919  SCHIBSTED ASA (COMMUNICATIONS)                                                                              24,147
          0  SHIP FINANCE INTERNATIONAL LIMITED NY SHARES (WATER TRANSPORTATION)+                                             3
         65  SHIP FINANCE INTERNATIONAL LIMITED (WATER TRANSPORTATION)+                                                   1,280
        678  SMEDVIG ASA (OIL & GAS EXTRACTION)                                                                          12,732
     10,587  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      180,442
      3,964  STOREBRAND ASA (INSURANCE CARRIERS)                                                                         35,970
      2,116  TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+             22,123
     13,822  TELENOR ASA (COMMUNICATIONS)                                                                               124,333
      3,383  TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                              15,109
      3,400  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                                                             51,644

                                                                                                                        999,418
                                                                                                                 --------------

PORTUGAL - 0.33%
      6,482  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                      26,468
     32,443  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                      88,317
      1,543  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                           26,803
      5,989  BRISA-AUTO ESTRADAS DE PORTUGAL SA (SOCIAL SERVICES)                                                        50,540
      3,821  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     21,447
     34,803  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         96,997
        716  JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)+                                                       10,906
     13,231  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                  155,047
        699  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                            17,443
     17,058  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                  25,650

                                                                                                                        519,618
                                                                                                                 --------------

SINGAPORE - 0.82%
      9,000  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                    6,433
     11,000  ASCENDAS REAL ESTATE INVESTMENT TRUST (REITS)                                                               12,528
     19,000  CAPITALAND LIMITED (REAL ESTATE)                                                                            27,048
     13,000  CAPITAMALL TRUST (REITS)                                                                                    16,065
     19,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                     11,395
      8,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                     31,258
     29,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                 29,338
      1,000  CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         9,632
      4,000  DATACRAFT ASIA LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                  3,840

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SINGAPORE (CONTINUED)
     19,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                $      171,498
      3,000  FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                            27,624
      2,000  HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                              6,361
      2,000  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                        14,175
      9,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                              59,428
      7,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                            9,753
      9,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                         20,064
     18,000  OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                              150,477
      1,000  OVERSEAS UNION ENTERPRISE LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       4,937
     11,000  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                  10,862
     17,000  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                19,979
      6,000  SEMBCORP LOGISTICS LIMITED (TRANSPORTATION SERVICES)                                                         5,925
      9,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                          10,522
      9,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                        64,880
     14,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                              17,810
      2,000  SINGAPORE LAND LIMITED (REAL ESTATE)                                                                         6,482
     25,000  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                            12,949
     27,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 74,584
     21,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                                                                   32,567
    110,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                      171,922
     11,000  SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                           6,197
     18,000  STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                 11,558
      6,000  SUNTEC REIT (REITS)+                                                                                         4,652
     20,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     174,466
      7,000  UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                                   9,287
      4,000  VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         32,228
      8,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                      4,507

                                                                                                                      1,283,231
                                                                                                                 --------------

SPAIN - 3.85%
      4,038  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                             91,236
        487  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  43,938
      2,952  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<                      48,407
      4,639  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                 114,858
      4,636  ALTADIS SA (TOBACCO PRODUCTS)<<                                                                            189,603
      5,665  AMADEUS GLOBAL TRAVEL DISTRIBUTION SA (TRANSPORTATION SERVICES)                                             53,461
        369  ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)+                                                                 30,111
     54,631  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                               889,472
      2,732  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                         176,720
    100,872  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             1,227,834
      3,224  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)+                          34,688
      1,699  CORP MAPFRE SA (INSURANCE CARRIERS)                                                                         26,164
     16,216  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                              364,709
        762  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                  38,948
      2,075  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                       27,570
      2,692  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                      77,400
      1,034  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          58,561

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SPAIN (CONTINUED)
     12,956  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                    $      338,919
      8,826  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                   29,518
      2,090  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  37,496
      3,707  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                 110,860
        720  METROVACESA SA (REAL ESTATE)                                                                                38,500
      1,473  NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                                         18,942
      1,224  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    24,736
     15,613  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                       413,281
      1,757  SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                         31,499
      1,081  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY SERVICES)                               23,388
        597  SOGECABLE SA (COMMUNICATIONS)+<<                                                                            23,905
      2,598  TELEFONICA PUBLICIDAD E INFORMACION SA (COMMUNICATIONS)<<                                                   23,440
     75,870  TELEFONICA SA (COMMUNICATIONS)                                                                           1,321,821
      3,734  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                        110,893
      2,270  ZELTIA SA (HEALTH SERVICES)+<<                                                                              19,009

                                                                                                                      6,059,887
                                                                                                                 --------------

SWEDEN - 2.39%
      1,585  AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                                                                   74,084
      1,292  ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             21,196
      5,087  ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      71,943
      1,938  ATLAS COPCO AB CLASS A SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      92,776
      1,202  ATLAS COPCO AB CLASS B SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      52,613
        558  AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                         13,613
        763  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                               11,222
      1,399  CAPIO AB (HEALTH SERVICES)+                                                                                 21,170
        774  CASTELLUM AB (REAL ESTATE)                                                                                  25,286
        725  D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                 8,254
      4,807  ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             111,832
        538  ELEKTA AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                19,402
      2,481  ENIRO AB (COMMUNICATIONS)                                                                                   29,298
      2,975  GAMBRO AB A SHARES (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    40,601
      1,783  GAMBRO AB B SHARES (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    24,207
      2,633  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                39,285
      8,073  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                 277,438
        517  HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                         14,843
        780  HOLMEN AB (PAPER & ALLIED PRODUCTS)                                                                         24,544
      3,099  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                 23,886
        791  MODERN TIMES GROUP AB (COMMUNICATIONS)+                                                                     23,940
     36,460  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                        368,679
      1,424  OMX AB (BUSINESS SERVICES)+                                                                                 16,816
        550  ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)+                                                         11,473
      3,552  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             147,688
      1,403  SAS AB (TRANSPORTATION BY AIR)+                                                                             14,038
      1,598  SCANIA AB (TRANSPORTATION EQUIPMENT)                                                                        68,025
      5,107  SECURITAS AB (BUSINESS SERVICES)                                                                            81,615
     17,580  SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                                                 89,256
      8,012  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                 151,835

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SWEDEN (CONTINUED)
      6,340  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          $       76,662
        918  SSAB SVENSKT STAL AB SERIES A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                  22,785
        500  SSAB SVENSKT STAL AB SERIES B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                  11,950
      3,232  SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                                                             121,813
      8,914  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                            210,530
      5,625  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                         68,812
      1,680  TELE2 AB (COMMUNICATIONS)+                                                                                  55,478
    252,356  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                                                  710,219
     35,106  TELIASONERA AB (COMMUNICATIONS)                                                                            208,524
      1,192  TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      20,651
      1,709  VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                                                                72,992
      3,879  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                               171,433
      1,335  WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                      30,869
      5,917  WM-DATA AB (BUSINESS SERVICES)                                                                              14,644

                                                                                                                      3,768,220
                                                                                                                 --------------

SWITZERLAND - 6.68%
     31,457  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                          195,415
      2,233  ADECCO SA (BUSINESS SERVICES)                                                                              122,661
      1,116  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                   72,220
      3,866  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                   66,747
      8,882  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                             278,851
     19,402  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                  832,986
         60  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                              43,945
        123  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                      78,980
      2,722  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            167,387
        622  KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+              22,440
         54  KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                      23,884
        735  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                         44,707
        610  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                37,333
        502  MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                                        20,944
      6,896  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      1,886,807
        390  NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)          82,089
     40,091  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                1,870,388
        672  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         23,148
         84  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                             26,547
     11,967  ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           1,282,697
         84  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    31,112
        110  SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                             79,829
         70  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)<<                                       50,449
     10,085  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)<<                                                                                               167,859
        123  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    26,635
         57  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          24,543
        576  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                        79,173
        989  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                27,535
      5,515  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                     394,933
        456  SWISSCOM AG (COMMUNICATIONS)                                                                               167,180

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SWITZERLAND (CONTINUED)
      1,839  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                                          $      192,041
        798  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    88,737
     18,189  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         1,535,963
        214  UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         30,059
         52  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              11,858
      2,450  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)+                                                         429,961

                                                                                                                     10,518,043
                                                                                                                 --------------

UNITED KINGDOM - 24.43%
     10,499  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          133,229
     20,451  AEGIS GROUP PLC (COMMUNICATIONS)                                                                            39,420
      4,678  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      15,912
      4,238  ALLIANCE UNICHEM PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                    61,948
      5,500  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   33,156
     12,561  AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           79,223
     24,249  ANGLO AMERICAN PLC (COAL MINING)                                                                           575,098
     21,729  ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          43,218
      3,565  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                          35,369
      5,329  ASSOCIATED BRITISH PORTS HOLDINGS PLC (WATER TRANSPORTATION)                                                48,389
     28,094  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            1,107,471
     38,694  AVIVA PLC (INSURANCE CARRIERS)                                                                             464,325
     18,277  BAA PLC (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                           201,535
     52,902  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                    259,426
      7,725  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         45,620
    109,242  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   1,116,841
      3,957  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   49,316
      7,495  BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      42,739
      2,048  BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                34,058
      1,985  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+               30,403
     60,240  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                        468,161
     42,069  BHP BILLITON PLC (COAL MINING)                                                                             565,245
      8,331  BOC GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                                                                160,426
     12,709  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                               149,745
    366,935  BP PLC (OIL & GAS EXTRACTION)                                                                            3,803,386
      8,525  BPB PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            79,987
     12,304  BRAMBLES INDUSTRIES PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          70,452
      8,987  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                44,836
     27,416  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                            483,382
      8,966  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                     136,226
     21,271  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                              233,343
    146,020  BT GROUP PLC (COMMUNICATIONS)                                                                              567,060
      7,637  BUNZL PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        74,614
     39,857  CABLE & WIRELESS PLC (COMMUNICATIONS)                                                                       97,351
     35,229  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                            353,175
     11,525  CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 81,890
      2,904  CARNIVAL PLC (WATER TRANSPORTATION)                                                                        159,477
      5,393  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                            34,447
     64,421  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                           280,914

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
      1,952  CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                       $       28,588
      1,848  COBHAM PLC (TRANSPORTATION BY AIR)                                                                          48,787
     36,102  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                164,760
     34,781  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                 26,291
     68,222  CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+                   69,618
      4,923  DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                                                 66,983
      3,716  DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                                                                 30,687
      3,366  DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    24,299
     51,468  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                       725,572
     32,533  DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                               93,910
          0  DX SERVICES PLC (TRANSPORTATION SERVICES)+                                                                       3
      7,143  ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  33,409
      4,272  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         67,006
     13,518  EMI GROUP PLC (COMMUNICATIONS)                                                                              60,352
      6,096  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                              88,819
      5,122  EXEL PLC (TRANSPORTATION SERVICES)                                                                          82,080
      6,649  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                    43,129
     10,694  FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            21,472
     31,711  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                 106,219
      6,512  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          54,147
     12,400  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                          59,461
    100,004  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        2,292,360
      2,241  GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                    13,880
     19,146  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)+                                                                    49,568
     17,376  GUS PLC (GENERAL MERCHANDISE STORES)                                                                       299,139
      4,783  HAMMERSON PLC (REAL ESTATE)                                                                                 75,157
     12,402  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        117,301
     29,812  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         74,929
     66,898  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                       1,042,970
     26,917  HILTON GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                         153,108
      7,061  HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                                                  33,392
    190,682  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              3,016,058
      8,484  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                               44,010
      5,834  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            45,257
     20,792  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                             105,105
     12,396  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                              325,378
      1,252  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            46,893
     10,805  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     126,086
     25,385  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)+                                                85,989
      2,840  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               41,513
     90,714  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                      26,571
    139,310  ITV PLC (COMMUNICATIONS)                                                                                   335,658
     22,998  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  125,709
      3,771  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                           70,479
      6,400  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         72,325
      8,813  KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  50,338
     13,905  KIDDE PLC (SOCIAL SERVICES)                                                                                 43,883
     40,156  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         219,117

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
      7,932  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                             $      193,814
    109,698  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                             234,769
      4,168  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                     75,890
     95,419  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                             861,921
     12,305  LOGICACMG PLC (BUSINESS SERVICES)                                                                           41,158
      4,232  LONDON STOCK EXCHANGE PLC (BUSINESS SERVICES)                                                               36,288
      4,774  MAN GROUP PLC (BUSINESS SERVICES)                                                                          123,958
      3,677  MARCONI CORPORATION PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                 37,453
     27,770  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                     181,575
      7,759  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                         38,599
     11,410  MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          25,228
      8,634  MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          36,140
      8,836  MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                                                          57,524
      2,518  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                        42,944
     52,423  NATIONAL GRID TRANSCO PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              485,673
      4,480  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                      134,780
      7,923  NOVAR PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          27,886
     13,799  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     168,195
     12,689  PENINSULAR AND ORIENTAL STEAM NAVIGATION COMPANY (WATER TRANSPORTATION)                                     69,419
      4,655  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              66,460
     16,705  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     37,408
      6,673  PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  21,406
      4,376  PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                58,548
     40,228  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                        384,669
      4,177  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                54,307
     10,019  RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   51,830
     10,335  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                        328,504
     21,637  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               224,274
     30,668  RENTOKIL INITIAL PLC (BUSINESS SERVICES)                                                                    93,887
     24,436  REUTERS GROUP PLC (COMMUNICATIONS)                                                                         188,406
      9,545  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                          85,634
     18,205  RIO TINTO PLC (METAL MINING)                                                                               588,634
  1,300,800  ROLLS ROYCE GROUP CLASS B (AEROSPACE, DEFENSE)                                                               2,520
     26,016  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                                119,960
     49,751  ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                                                   73,803
     53,967  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                               1,717,414
     13,774  SABMILLER PLC (EATING & DRINKING PLACES)                                                                   215,654
     22,254  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     84,635
      1,965  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          26,253
     13,606  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                         118,404
     14,510  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         241,710
     31,492  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     243,404
      7,995  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  36,903
      5,803  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                    100,341
    163,861  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                          1,470,868
     29,371  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                               59,667
      7,180  SLOUGH ESTATES PLC (REAL ESTATE)                                                                            66,146
     16,176  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                           152,079

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
      9,551  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           $      153,687
      3,481  SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    19,916
     14,419  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                              30,109
      6,983  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                   70,137
      9,744  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         56,346
    131,504  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                        786,534
     13,208  TOMKINS PLC (BUSINESS SERVICES)                                                                             65,956
      4,993  TRINITY MIRROR PLC (COMMUNICATIONS)                                                                         66,143
     47,182  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                     466,318
      5,631  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                  56,611
      9,423  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   112,363
      5,104  UNITED UTILITIES PLC A SHARES (ELECTRIC, GAS & SANITARY SERVICES)                                           43,452
  1,121,340  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      2,977,270
      5,163  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                    90,884
      6,890  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                          71,742
     10,067  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                           210,787
     19,344  WPP GROUP PLC (BUSINESS SERVICES)                                                                          220,246
     11,695  YELL GROUP PLC (COMMUNICATIONS)                                                                            104,536

                                                                                                                     38,478,557
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $137,348,727)                                                                             151,924,146
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 3.04%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.04%
  4,786,120  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         4,786,120
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,786,120)                                                             4,786,120
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 1.75%

MUTUAL FUND - 1.75%
  2,762,019  WELLS FARGO MONEY MARKET TRUST~++                                                                        2,762,019
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,762,019)                                                                        2,762,019
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $144,896,866)*                        101.26%                                                              $  159,472,285
OTHER ASSETS AND LIABILITIES, NET            (1.26)                                                                  (1,984,240)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  157,488,045
                                            ======                                                               ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $83,271. (SEE
      NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,762,019.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.50%

APPAREL & ACCESSORY STORES - 1.05%
     22,500  ABERCROMBIE & FITCH COMPANY CLASS A                                                                 $    1,287,900
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.16%
     32,300  SHERWIN-WILLIAMS COMPANY                                                                                 1,420,877
                                                                                                                 --------------

BUSINESS SERVICES - 8.76%
     19,400  ADOBE SYSTEMS INCORPORATED                                                                               1,303,098
     88,700  MICROSOFT CORPORATION                                                                                    2,143,879
     43,000  NCR CORPORATION+                                                                                         1,450,820
    122,600  ORACLE CORPORATION+                                                                                      1,530,048
     41,000  ROBERT HALF INTERNATIONAL INCORPORATED                                                                   1,105,360
     54,500  VERISIGN INCORPORATED+                                                                                   1,564,150
     47,500  YAHOO! INCORPORATED+                                                                                     1,610,250

                                                                                                                     10,707,605
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 6.93%
     23,900  CLOROX COMPANY                                                                                           1,505,461
     22,200  COLGATE PALMOLIVE COMPANY                                                                                1,158,174
     29,400  DOW CHEMICAL COMPANY                                                                                     1,465,590
     33,700  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              1,515,826
     23,600  GENZYME CORPORATION+                                                                                     1,350,864
     22,800  MONSANTO COMPANY                                                                                         1,470,600

                                                                                                                      8,466,515
                                                                                                                 --------------

COAL MINING - 1.09%
     28,600  PEABODY ENERGY CORPORATION                                                                               1,325,896
                                                                                                                 --------------

COMMUNICATIONS - 1.24%
     66,800  SPRINT CORPORATION-FON GROUP                                                                             1,519,700
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 3.30%
     27,910  BANK OF AMERICA CORPORATION                                                                              1,230,831
     42,900  KEYCORP                                                                                                  1,392,105
     27,700  WACHOVIA CORPORATION                                                                                     1,410,207

                                                                                                                      4,033,143
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.52%
     54,400  DUKE ENERGY CORPORATION                                                                                  1,523,744
     19,500  TXU CORPORATION                                                                                          1,552,785

                                                                                                                      3,076,529
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.80%
     21,100  COOPER INDUSTRIES LIMITED CLASS A                                                                        1,509,072
     20,300  EMERSON ELECTRIC COMPANY                                                                                 1,318,079
     96,700  GENERAL ELECTRIC COMPANY                                                                                 3,487,002
     15,500  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             1,371,130
     36,200  HARRIS CORPORATION                                                                                       1,181,930
     64,700  INTEL CORPORATION                                                                                        1,502,981
     83,000  MOTOROLA INCORPORATED                                                                                    1,242,510

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     71,800  NATIONAL SEMICONDUCTOR CORPORATION                                                                  $    1,479,798
     51,800  TEXAS INSTRUMENTS INCORPORATED                                                                           1,320,382

                                                                                                                     14,412,884
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.60%
     21,400  CELGENE CORPORATION+                                                                                       728,670
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 2.55%
     29,400  GENERAL MILLS INCORPORATED                                                                               1,445,010
     27,700  HERSHEY FOODS CORPORATION                                                                                1,674,742

                                                                                                                      3,119,752
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 2.42%
     23,100  FEDERATED DEPARTMENT STORES INCORPORATED                                                                 1,470,084
     28,700  JC PENNEY COMPANY INCORPORATED                                                                           1,490,104

                                                                                                                      2,960,188
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.62%
     27,100  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              1,811,906
     15,600  MGM MIRAGE+                                                                                              1,104,792
     25,100  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         1,506,753

                                                                                                                      4,423,451
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.44%
     38,200  APPLE COMPUTER INCORPORATED+                                                                             1,591,794
     27,800  BAKER HUGHES INCORPORATED                                                                                1,236,822
     36,600  DELL INCORPORATED+                                                                                       1,406,172
     15,000  INGERSOLL-RAND COMPANY CLASS A                                                                           1,194,750

                                                                                                                      5,429,538
                                                                                                                 --------------

INSURANCE CARRIERS - 6.94%
     19,900  AETNA INCORPORATED                                                                                       1,491,505
     23,300  ALLSTATE CORPORATION                                                                                     1,259,598
     17,100  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           1,172,376
     21,900  PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                                  1,246,548
     27,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                        1,549,800
     18,400  UNITEDHEALTH GROUP INCORPORATED                                                                          1,754,992

                                                                                                                      8,474,819
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 1.17%
     25,300  COACH INCORPORATED+                                                                                      1,432,739
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.47%
     21,000  BECTON DICKINSON & COMPANY                                                                               1,226,820
     20,800  C.R. BARD INCORPORATED                                                                                   1,416,064
     24,900  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                            1,417,308
     35,800  RAYTHEON COMPANY                                                                                         1,385,460
     21,800  ROCKWELL AUTOMATION INCORPORATED                                                                         1,234,752

                                                                                                                      6,680,404
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
METAL MINING - 1.24%
     14,900  PHELPS DODGE CORPORATION                                                                            $    1,515,777
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.22%
     39,700  JOHNSON & JOHNSON                                                                                        2,666,252
     37,400  TYCO INTERNATIONAL LIMITED                                                                               1,264,120

                                                                                                                      3,930,372
                                                                                                                 --------------

MOTION PICTURES - 2.19%
     81,100  TIME WARNER INCORPORATED+                                                                                1,423,305
     43,400  WALT DISNEY COMPANY                                                                                      1,246,882

                                                                                                                      2,670,187
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.89%
     28,700  CIT GROUP INCORPORATED                                                                                   1,090,600
                                                                                                                 --------------

OIL & GAS EXTRACTION - 6.48%
     20,400  APACHE CORPORATION                                                                                       1,249,092
     24,700  BURLINGTON RESOURCES INCORPORATED                                                                        1,236,729
     26,200  DEVON ENERGY CORPORATION                                                                                 1,251,050
     34,300  HALLIBURTON COMPANY                                                                                      1,483,475
     20,600  OCCIDENTAL PETROLEUM CORPORATION                                                                         1,466,102
     37,666  XTO ENERGY INCORPORATED                                                                                  1,236,951

                                                                                                                      7,923,399
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.96%
     14,200  CONOCOPHILLIPS                                                                                           1,531,328
     23,600  EXXONMOBIL CORPORATION                                                                                   1,406,560
     31,200  MARATHON OIL CORPORATION                                                                                 1,463,904
     22,700  VALERO ENERGY CORPORATION                                                                                1,663,229

                                                                                                                      6,065,021
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.97%
     23,300  UNITED STATES STEEL CORPORATION                                                                          1,184,805
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.95%
     13,300  MCGRAW-HILL COMPANIES INCORPORATED                                                                       1,160,425
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 1.20%
     39,600  NORFOLK SOUTHERN CORPORATION                                                                             1,467,180
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.83%
     20,500  FRANKLIN RESOURCES INCORPORATED                                                                          1,407,325
     14,300  GOLDMAN SACHS GROUP INCORPORATED                                                                         1,572,857
     15,500  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    1,459,480
     25,500  MORGAN STANLEY                                                                                           1,459,875

                                                                                                                      5,899,537
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT - 3.15%
     25,800  BOEING COMPANY                                                                                      $    1,508,268
     11,400  GENERAL DYNAMICS CORPORATION                                                                             1,220,370
     19,400  HARLEY-DAVIDSON INCORPORATED                                                                             1,120,544

                                                                                                                      3,849,182
                                                                                                                 --------------

TRANSPORTATION SERVICES - 1.20%
     28,500  CH ROBINSON WORLDWIDE INCORPORATED                                                                       1,468,605
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.16%
     17,000  NIKE INCORPORATED CLASS B                                                                                1,416,270
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $104,515,920)                                                                             119,141,970
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 3.21%

MUTUAL FUND - 3.21%
  3,918,103  WELLS FARGO MONEY MARKET TRUST~++                                                                        3,918,103
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,918,103)                                                                        3,918,103
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $108,434,023)*                        100.71%                                                              $  123,060,073
OTHER ASSETS AND LIABILITIES, NET            (0.71)                                                                    (865,806)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  122,194,267
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,918,103.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.43%

AMUSEMENT & RECREATION SERVICES - 0.83%
     47,400  HARRAH'S ENTERTAINMENT INCORPORATED                                                                 $    3,061,092
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 0.50%
     32,300  ABERCROMBIE & FITCH COMPANY CLASS A                                                                      1,848,852
                                                                                                                 --------------

APPLICATIONS SOFTWARE - 0.96%
    148,100  CITRIX SYSTEMS INCORPORATED+                                                                             3,527,742
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.47%
     94,900  LENNAR CORPORATION CLASS A                                                                               5,378,932
                                                                                                                 --------------

BUSINESS SERVICES - 1.59%
     29,100  LOGITECH INTERNATIONAL ADR+                                                                              1,771,608
    103,200  SYMANTEC CORPORATION+                                                                                    2,201,256
     65,200  VERISIGN INCORPORATED+                                                                                   1,871,240

                                                                                                                      5,844,104
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 5.10%
     69,200  COLGATE PALMOLIVE COMPANY                                                                                3,610,164
    193,500  DOW CHEMICAL COMPANY                                                                                     9,645,975
     49,600  INVITROGEN CORPORATION+                                                                                  3,432,320
    103,000  IVAX CORPORATION+                                                                                        2,036,310

                                                                                                                     18,724,769
                                                                                                                 --------------

COMMUNICATIONS - 4.75%
    154,400  SBC COMMUNICATIONS INCORPORATED                                                                          3,657,736
    294,300  SPRINT CORPORATION-FON GROUP                                                                             6,695,325
    200,000  VERIZON COMMUNICATIONS INCORPORATED                                                                      7,100,000

                                                                                                                     17,453,061
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.69%
    316,700  BANK OF AMERICA CORPORATION                                                                             13,966,470
    292,900  CITIGROUP INCORPORATED                                                                                  13,162,926
    101,600  JP MORGAN CHASE & COMPANY                                                                                3,515,360
    225,000  SOVEREIGN BANCORP INCORPORATED                                                                           4,986,000
     70,680  WACHOVIA CORPORATION                                                                                     3,598,319

                                                                                                                     39,229,075
                                                                                                                 --------------

EATING & DRINKING PLACES - 2.61%
    194,900  DARDEN RESTAURANTS INCORPORATED                                                                          5,979,532
    115,400  MCDONALD'S CORPORATION                                                                                   3,593,556

                                                                                                                      9,573,088
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 5.80%
     52,400  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  2,709,080
    222,300  DUKE ENERGY CORPORATION                                                                                  6,226,623
     93,500  EXELON CORPORATION                                                                                       4,290,715
     61,600  NRG ENERGY INCORPORATED+                                                                                 2,103,640

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
    101,800  ONEOK INCORPORATED                                                                                  $    3,137,476
     52,000  PPL CORPORATION                                                                                          2,807,480

                                                                                                                     21,275,014
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.60%
    448,800  GENERAL ELECTRIC COMPANY                                                                                16,183,728
    149,000  INTEL CORPORATION                                                                                        3,461,270
    107,600  NATIONAL SEMICONDUCTOR CORPORATION                                                                       2,217,636
     92,400  TEXAS INSTRUMENTS INCORPORATED                                                                           2,355,276

                                                                                                                     24,217,910
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.69%
     42,300  COCA-COLA COMPANY                                                                                        1,762,641
     90,200  GENERAL MILLS INCORPORATED                                                                               4,433,330

                                                                                                                      6,195,971
                                                                                                                 --------------

HEALTH SERVICES - 0.98%
     67,000  HCA INCORPORATED                                                                                         3,589,190
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.66%
     40,400  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         2,425,212
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.34%
    126,500  HEWLETT-PACKARD COMPANY                                                                                  2,775,410
     35,000  INGERSOLL-RAND COMPANY CLASS A                                                                           2,787,750
     72,500  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              6,625,050
    379,000  SEAGATE TECHNOLOGY+                                                                                      7,409,450

                                                                                                                     19,597,660
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.71%
     82,100  HUMANA INCORPORATED+                                                                                     2,622,274
                                                                                                                 --------------

INSURANCE CARRIERS - 6.28%
     45,600  CIGNA CORPORATION                                                                                        4,072,080
    233,300  GENWORTH FINANCIAL INCORPORATED                                                                          6,420,416
     62,900  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           4,312,424
     52,000  LOEWS CORPORATION                                                                                        3,824,080
     76,900  PRUDENTIAL FINANCIAL INCORPORATED                                                                        4,414,060

                                                                                                                     23,043,060
                                                                                                                 --------------

METAL MINING - 0.97%
     83,900  NEWMONT MINING CORPORATION                                                                               3,544,775
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.15%
     50,500  JOHNSON & JOHNSON                                                                                        3,391,580
    133,500  TYCO INTERNATIONAL LIMITED                                                                               4,512,300

                                                                                                                      7,903,880
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.33%
    220,800  OFFICE DEPOT INCORPORATED+                                                                               4,897,344
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MOTION PICTURES - 2.90%
     47,100  DREAMWORKS ANIMATION SKG INCORPORATED+                                                              $    1,917,441
    155,100  TIME WARNER INCORPORATED+                                                                                2,722,005
    209,600  WALT DISNEY COMPANY                                                                                      6,021,808

                                                                                                                     10,661,254
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.30%
    277,700  PROVIDIAN FINANCIAL CORPORATION+                                                                         4,765,332
                                                                                                                 --------------

OIL & GAS EXTRACTION - 2.95%
    360,200  CHESAPEAKE ENERGY CORPORATION                                                                            7,902,788
     41,300  OCCIDENTAL PETROLEUM CORPORATION                                                                         2,939,321

                                                                                                                     10,842,109
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.09%
     93,600  CHEVRONTEXACO CORPORATION                                                                                5,457,816
     75,600  CONOCOPHILLIPS                                                                                           8,152,704
    270,000  EXXONMOBIL CORPORATION                                                                                  16,092,000
     71,000  SUNOCO INCORPORATED                                                                                      7,349,920

                                                                                                                     37,052,440
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.32%
     95,300  UNITED STATES STEEL CORPORATION                                                                          4,846,005
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.50%
     26,300  UNION PACIFIC CORPORATION                                                                                1,833,110
                                                                                                                 --------------

REAL ESTATE - 1.48%
    155,600  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                             5,444,444
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.67%
     37,100  BEAR STEARNS COMPANIES INCORPORATED                                                                      3,706,290
    358,500  E*TRADE FINANCIAL CORPORATION+                                                                           4,302,000
     75,700  FRANKLIN RESOURCES INCORPORATED                                                                          5,196,805
     74,000  GOLDMAN SACHS GROUP INCORPORATED                                                                         8,139,260
    120,600  MERRILL LYNCH & COMPANY INCORPORATED                                                                     6,825,960

                                                                                                                     28,170,315
                                                                                                                 --------------

TOBACCO PRODUCTS - 1.49%
     83,800  ALTRIA GROUP INCORPORATED                                                                                5,479,682
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 4.62%
     88,500  AUTOLIV INCORPORATED                                                                                     4,217,025
     73,400  TEXTRON INCORPORATED                                                                                     5,477,108
     71,600  UNITED TECHNOLOGIES CORPORATION                                                                          7,278,856

                                                                                                                     16,972,989
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.65%
     68,800  MCKESSON CORPORATION                                                                                     2,597,200
     41,400  NIKE INCORPORATED CLASS B                                                                                3,449,034

                                                                                                                      6,046,234
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.45%
     98,500  INGRAM MICRO INCORPORATED CLASS A+                                                                  $    1,641,995
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $331,842,385)                                                                             357,708,914
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 2.35%

MUTUAL FUND - 2.35%
  8,623,397  WELLS FARGO MONEY MARKET TRUST~++                                                                        8,623,397
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,623,397)                                                                        8,623,397
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $340,465,782)*                         99.78%                                                              $  366,332,311
OTHER ASSETS AND LIABILITIES, NET             0.22                                                                      808,478
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  367,140,789
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,623,397.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.91%

APPAREL & ACCESSORY STORES - 2.54%
  1,615,800  KOHL'S CORPORATION+<<                                                                               $   83,423,754
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 9.07%
  1,260,000  FASTENAL COMPANY                                                                                        69,690,600
  2,916,717  HOME DEPOT INCORPORATED                                                                                111,535,258
  2,041,400  LOWE'S COMPANIES INCORPORATED<<                                                                        116,543,526

                                                                                                                    297,769,384
                                                                                                                 --------------

BUSINESS SERVICES - 21.14%
    808,600  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  36,346,570
  6,138,600  EBAY INCORPORATED+<<                                                                                   228,724,236
  3,916,400  FIRST DATA CORPORATION                                                                                 153,953,684
  1,338,343  FISERV INCORPORATED+                                                                                    53,266,052
  7,463,920  MICROSOFT CORPORATION                                                                                  180,402,946
  1,207,200  YAHOO! INCORPORATED+                                                                                    40,924,080

                                                                                                                    693,617,568
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 7.98%
  1,605,500  AMGEN INCORPORATED+                                                                                     93,456,155
  1,595,600  GENENTECH INCORPORATED+<<                                                                               90,326,916
    639,200  GENZYME CORPORATION+<<                                                                                  36,587,808
  1,581,500  PFIZER INCORPORATED                                                                                     41,546,005

                                                                                                                    261,916,884
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 0.75%
    564,700  STATE STREET CORPORATION                                                                                24,688,684
                                                                                                                 --------------

EDUCATIONAL SERVICES - 1.41%
    626,700  APOLLO GROUP INCORPORATED CLASS A+<<                                                                    46,413,402
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.74%
  7,218,200  CISCO SYSTEMS INCORPORATED+<<                                                                          129,133,598
  7,351,950  INTEL CORPORATION                                                                                      170,785,799
  1,974,900  LINEAR TECHNOLOGY CORPORATION<<                                                                         75,658,419
  7,014,300  NOKIA OYJ ADR<<                                                                                        108,230,649

                                                                                                                    483,808,465
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.88%
  3,880,710  PAYCHEX INCORPORATED                                                                                   127,364,902
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 4.72%
  1,647,000  TARGET CORPORATION                                                                                      82,382,940
  1,447,800  WAL-MART STORES INCORPORATED<<                                                                          72,549,258

                                                                                                                    154,932,198
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.45%
  3,198,800  DELL INCORPORATED+                                                                                     122,897,896
  4,528,400  EMC CORPORATION+                                                                                        55,789,888

                                                                                                                    178,687,784
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS - 3.88%
  2,295,166  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           $  127,175,148
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.31%
  4,062,100  MEDTRONIC INCORPORATED                                                                                 206,963,995
                                                                                                                 --------------

PERSONAL SERVICES - 2.92%
  2,316,450  CINTAS CORPORATION<<                                                                                    95,692,550
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 14.12%
 10,885,337  CHARLES SCHWAB CORPORATION<<                                                                           114,404,892
  1,293,600  FRANKLIN RESOURCES INCORPORATED                                                                         88,805,640
  1,828,150  GOLDMAN SACHS GROUP INCORPORATED<<                                                                     201,078,218
    756,700  LEGG MASON INCORPORATED                                                                                 59,128,538

                                                                                                                    463,417,288
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $2,889,922,170)                                                                         3,245,872,006
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 4.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.23%
  3,759,000  EVERGREEN MONEY MARKET FUND                                                                              3,759,000
  1,304,291  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,304,291
  2,498,640  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          2,498,640

                                                                                                                      7,561,931
                                                                                                                 --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 3.77%
$46,000,000  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT
             (MATURITY VALUE $46,003,680)                                             2.88%        04/01/2005        46,000,000
  7,518,000  BELFORD US CAPITAL COMPANY                                               2.84         06/21/2005         7,518,000
  2,255,000  BETA FINANCE INCORPORATED                                                2.86         06/02/2006         2,255,271
  3,759,000  CC USA INCORPORATED                                                      2.94         07/05/2005         3,760,616
  5,300,000  CIESCO LLC                                                               2.84         04/01/2005         5,300,000
  2,255,000  DEUTSCHE BANK NEW YORK                                                   3.03         11/10/2005         2,238,381
  3,007,000  K2 (USA) LLC                                                             2.85         07/24/2006         3,007,150
  8,000,000  LEGACY CAPITAL CORPORATION LLC                                           2.82         05/17/2005         7,970,240
  3,759,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                    3.07         12/23/2005         3,761,481
  7,518,000  LINKS FINANCE LLC                                                        2.80         03/15/2006         7,516,947
  7,518,000  MORGAN STANLEY                                                           2.95         04/22/2005         7,505,821
  3,007,000  MORGAN STANLEY                                                           2.81         08/13/2010         3,007,030
  7,518,000  NATEXIS BANQUE NEW YORK                                                  2.98         06/09/2005         7,509,279
  7,518,000  TANGO FINANCE CORPORATION                                                2.85         10/25/2006         7,517,023
  3,759,000  TRAVELERS INSURANCE COMPANY                                              2.88         02/10/2006         3,758,925
  5,000,000  UBS FINANCE (DELAWARE) LLC                                               2.79         04/01/2005         5,000,000

                                                                                                                    123,626,164
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $131,188,095)                                                       131,188,095
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 1.03%

MUTUAL FUND - 1.03%
 33,950,160  WELLS FARGO MONEY MARKET TRUST~++                                                                   $   33,950,160
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $33,950,160)                                                                      33,950,160
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,055,060,425)*                      103.94%                                                              $3,411,010,261
OTHER ASSETS AND LIABILITIES, NET            (3.94)                                                                (129,343,399)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $3,281,666,862
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $37,284,671. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.23% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $33,950,160.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 96.50%

AUSTRALIA - 4.01%
    213,500  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    $    1,434,512
    243,100  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   1,145,254
         32  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                             383
     25,200  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  551,748
    162,600  SEVEN NETWORK LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           976,984
    561,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                             2,208,839

                                                                                                                      6,317,720
                                                                                                                 --------------

AUSTRIA - 0.58%
      2,900  OMV AG (OIL & GAS EXTRACTION)                                                                              921,393
                                                                                                                 --------------

BELGIUM - 0.66%
     43,400  DEXIA (DEPOSITORY INSTITUTIONS)                                                                          1,032,355
                                                                                                                 --------------

DENMARK - 0.87%
      6,500  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 435,422
     16,800  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                  487,429
     10,600  TDS A/S (COMMUNICATIONS)                                                                                   446,792

                                                                                                                      1,369,643
                                                                                                                 --------------

FINLAND - 1.46%
      8,860  KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)+                                                           83,267
     41,700  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                   645,963
     38,500  KESKO OYJ (FOOD STORES)<<                                                                                  989,163
     48,500  POHJOLA GROUP PLC (INSURANCE CARRIERS)                                                                     585,322

                                                                                                                      2,303,715
                                                                                                                 --------------

FRANCE - 9.33%
      6,753  ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                        530,485
     44,600  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 3,159,574
      7,600  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                       538,403
     39,600  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       2,412,662
     10,500  RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                                   583,643
     21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    1,911,334
     24,300  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               2,524,720
      7,800  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       1,825,052
     27,100  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                      1,206,349

                                                                                                                     14,692,222
                                                                                                                 --------------

GERMANY - 6.71%
     13,600  AAREAL BANK AG (REAL ESTATE)                                                                               479,525
     22,300  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    1,580,943
     13,300  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              1,141,163
     11,500  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           1,323,775
     38,900  IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                                                  1,045,327
     36,800  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          1,645,775

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
GERMANY (CONTINUED)
     94,700  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)<<                                                        $    1,950,641
     53,300  TUI AG (TRANSPORTATION BY AIR)<<                                                                         1,407,414

                                                                                                                     10,574,563
                                                                                                                 --------------

GREECE - 0.28%
     89,000  INTRACOM SA (COMMUNICATIONS)                                                                               445,329
                                                                                                                 --------------

HONG KONG - 1.03%
  1,677,900  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    903,548
    652,500  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                               719,474

                                                                                                                      1,623,022
                                                                                                                 --------------

IRELAND - 0.91%
     81,000  IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        1,438,497
                                                                                                                 --------------

ITALY - 3.87%
     85,500  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+              824,599
    403,800  COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 1,190,834
     68,100  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               651,489
     60,395  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,568,142
     89,400  ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,224,943
     26,800  RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                                                     630,543

                                                                                                                      6,090,550
                                                                                                                 --------------

JAPAN - 21.27%
      8,600  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  581,460
    116,500  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                        1,509,079
     71,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,305,055
      2,500  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              58,752
     70,100  DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         1,640,875
     20,500  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                               510,445
     42,200  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           810,706
     31,600  HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            424,064
     70,100  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                               1,425,142
     24,600  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   1,231,950
    301,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              1,619,668
     41,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             830,085
     34,000  KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        481,638
    537,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 1,722,727
    474,000  MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                            1,511,779
     58,600  NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     761,259
     74,600  NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              773,619
        540  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                2,361,839
    117,400  NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                1,203,232
     14,100  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               963,844
     44,500  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,166,138
     42,800  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                               415,108

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
    101,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  $      865,607
     30,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           637,881
     13,100  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                  882,048
    135,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             1,344,586
    265,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                         946,517
    220,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,062,762
     19,000  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   348,708
    110,300  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      4,104,234

                                                                                                                     33,500,807
                                                                                                                 --------------

NETHERLANDS - 4.97%
     65,500  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                           1,625,125
    167,800  AEGON NV (INSURANCE CARRIERS)                                                                            2,264,364
     61,800  ING GROEP NV (INSURANCE CARRIERS)                                                                        1,866,585
     40,200  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            642,529
     23,900  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                  1,428,863

                                                                                                                      7,827,466
                                                                                                                 --------------

NORWAY - 0.92%
     50,000  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                              510,916
      9,400  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                     775,836
     10,420  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                                                            158,274

                                                                                                                      1,445,026
                                                                                                                 --------------

PORTUGAL - 0.37%
    211,400  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                     575,477
                                                                                                                 --------------

SINGAPORE - 1.02%
    103,000  FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                           948,417
    545,878  MOBILONE LIMITED (COMMUNICATIONS)                                                                          661,370

                                                                                                                      1,609,787
                                                                                                                 --------------

SPAIN - 3.81%
     63,600  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                               774,152
    119,800  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                          2,694,385
     95,700  REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                   2,533,210

                                                                                                                      6,001,747
                                                                                                                 --------------

SWEDEN - 2.58%
     25,900  FORENINGS SPARBANKEN AB (DEPOSITORY INSTITUTIONS)<<                                                        611,704
    262,300  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      2,652,343
     42,100  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                 797,833

                                                                                                                      4,061,880
                                                                                                                 --------------

SWITZERLAND - 6.55%
      8,600  CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                   80,891
      2,100  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                            663,685
     16,900  SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                      1,109,193

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SWITZERLAND (CONTINUED)
      2,900  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  $    1,248,694
      3,000  SWISSCOM AG (COMMUNICATIONS)                                                                             1,099,870
     45,200  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         3,816,897
      2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                             456,085
      5,200  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                   876,050
     38,600  VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                                                             960,119

                                                                                                                     10,311,484
                                                                                                                 --------------

UNITED KINGDOM - 25.30%
     78,300  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                       1,306,553
    126,100  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                       1,251,062
    114,500  AVIVA PLC (INSURANCE CARRIERS)                                                                           1,373,991
    323,400  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   3,306,297
     53,500  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  666,766
    115,900  BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     660,899
     56,200  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+              860,783
     17,000  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                               200,304
    164,400  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                955,326
    167,300  BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)                                                           1,120,771
    479,687  BT GROUP PLC (COMMUNICATIONS)                                                                            1,862,835
    529,200  DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                            1,527,586
    186,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                     553,603
     78,400  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                   508,547
     78,300  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         651,057
    220,900  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                       1,059,269
     31,300  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          717,480
    175,800  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      1,662,752
     37,300  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                         581,524
    166,000  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  907,373
    172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                683,372
    123,700  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      1,397,898
    350,000  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           3,161,553
    237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                               691,132
    676,500  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      1,719,470
    688,900  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  1,542,692
    231,200  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   1,786,964
     45,800  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                    791,938
    391,800  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                          3,516,921
    139,200  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 1,659,867
     55,100  WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD & KINDRED PRODUCTS)                                           1,171,409

                                                                                                                     39,857,994
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $116,635,238)                                                                             152,000,677
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COLLATERAL FOR SECURITIES LENDING - 6.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.50%
 10,233,394  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                    $   10,233,394
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,233,394)                                                           10,233,394
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 0.96%

MUTUAL FUND - 0.96%
  1,513,097  WELLS FARGO MONEY MARKET TRUST~++                                                                        1,513,097
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,513,097)                                                                        1,513,097
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $128,381,729)*                        103.96%                                                              $  163,747,168
OTHER ASSETS AND LIABILITIES, NET            (3.96)                                                                  (6,232,910)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  157,514,258
                                            ======                                                               ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,513,097.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.22%

AGRICULTURAL PRODUCTION CROPS - 0.21%
     25,324  DELTA & PINE LAND COMPANY                                                                           $      683,748
                                                                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.60%
     18,405  ARGOSY GAMING COMPANY+                                                                                     845,158
     22,342  BALLY TOTAL FITNESS HOLDING CORPORATION+<<                                                                  77,750
     18,377  MULTIMEDIA GAMES INCORPORATED+<<                                                                           142,605
     26,131  PINNACLE ENTERTAINMENT+                                                                                    436,388
     17,149  WMS INDUSTRIES INCORPORATED+<<                                                                             482,916

                                                                                                                      1,984,817
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 1.58%
      8,990  ASHWORTH INCORPORATED+                                                                                     102,396
     20,786  BURLINGTON COAT FACTORY WAREHOUSE CORPORATION<<                                                            596,558
     13,589  CATO CORPORATION                                                                                           438,245
     13,630  CHILDRENS PLACE RETAIL STORES INCORPORATED+                                                                650,833
     23,415  CHRISTOPHER & BANKS CORPORATION                                                                            412,104
     17,000  DRESS BARN INCORPORATED+                                                                                   309,740
     30,126  FINISH LINE INCORPORATED CLASS A                                                                           697,417
     17,200  GOODY'S FAMILY CLOTHING INCORPORATED                                                                       155,316
     29,842  HOT TOPIC INCORPORATED+<<                                                                                  652,048
      7,716  OSHKOSH B'GOSH INCORPORATED CLASS A                                                                        235,338
     11,885  STAGE STORES INCORPORATED+                                                                                 456,265
     22,748  TOO INCORPORATED+                                                                                          561,193

                                                                                                                      5,267,453
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.86%
     20,304  GYMBOREE CORPORATION+<<                                                                                    254,612
      4,127  HAGGAR CORPORATION                                                                                          83,324
     18,148  KELLWOOD COMPANY                                                                                           522,481
     19,509  PHILLIPS-VAN HEUSEN CORPORATION                                                                            519,720
     37,649  QUIKSILVER INCORPORATED+<<                                                                               1,092,950
     21,424  RUSSELL CORPORATION                                                                                        387,346

                                                                                                                      2,860,433
                                                                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.16%
     23,461  SONIC AUTOMOTIVE INCORPORATED                                                                              532,799
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.17%
     20,641  CENTRAL PARKING CORPORATION                                                                                354,612
      9,720  MIDAS INCORPORATED+<<                                                                                      221,908

                                                                                                                        576,520
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.88%
     24,719  MDC HOLDINGS INCORPORATED                                                                                1,721,663
      3,743  NVR INCORPORATED+<<                                                                                      2,938,255
     22,171  STANDARD-PACIFIC CORPORATION                                                                             1,600,525

                                                                                                                      6,260,443
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES - 7.54%
     29,045  AARON RENTS INCORPORATED                                                                            $      580,900
     29,082  ABM INDUSTRIES INCORPORATED                                                                                559,247
     15,369  ADMINISTAFF INCORPORATED                                                                                   224,387
     20,434  ADVO INCORPORATED                                                                                          765,253
     15,189  ALTIRIS INCORPORATED+                                                                                      362,258
     20,666  ANSYS INCORPORATED+                                                                                        706,984
     20,472  ARBITRON INCORPORATED                                                                                      878,249
     29,246  BRADY CORPORATION CLASS A                                                                                  946,108
      8,346  BROOKTROUT INCORPORATED+                                                                                    93,893
     19,608  CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                               1,082,950
     19,912  CAPTARIS INCORPORATED+                                                                                      80,644
     15,160  CARREKER CORPORATION+                                                                                       85,048
     21,444  CERNER CORPORATION+<<                                                                                    1,126,025
     38,482  CIBER INCORPORATED+                                                                                        279,764
     28,824  COGNEX CORPORATION                                                                                         717,141
     27,388  DENDRITE INTERNATIONAL INCORPORATED+                                                                       384,528
     23,404  DIGITAL INSIGHT CORPORATION+                                                                               383,826
     32,020  EFUNDS CORPORATION+                                                                                        714,686
     25,422  FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                    839,180
     27,101  FILENET CORPORATION+                                                                                       617,361
     18,263  FINDWHAT.COM+                                                                                              189,387
     13,879  GERBER SCIENTIFIC INCORPORATED                                                                             101,039
     12,581  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                           462,603
     26,226  HYPERION SOLUTIONS CORPORATION+                                                                          1,156,829
      6,815  INSURANCE AUTO AUCTIONS INCORPORATED+                                                                      189,798
     28,267  INTERNET SECURITY SYSTEMS+                                                                                 517,286
     11,412  INTRADO INCORPORATED+<<                                                                                    140,368
     19,089  JDA SOFTWARE GROUP INCORPORATED+                                                                           268,010
     20,857  KRONOS INCORPORATED+                                                                                     1,066,001
     27,905  LABOR READY INCORPORATED+                                                                                  520,428
     19,712  MANHATTAN ASSOCIATES INCORPORATED+<<                                                                       401,533
     13,375  MAPINFO CORPORATION+                                                                                       161,035
     15,071  MRO SOFTWARE INCORPORATED+                                                                                 211,446
     28,041  NAPSTER INCORPORATED+<<                                                                                    182,547
     21,011  NCO GROUP INCORPORATED+                                                                                    410,765
     23,596  NDCHEALTH CORPORATION+                                                                                     377,064
     16,367  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                  92,146
     16,573  ON ASSIGNMENT INCORPORATED+                                                                                 84,522
     12,923  PC-TEL INCORPORATED+                                                                                        95,113
     16,213  PHOENIX TECHNOLOGIES LIMITED+                                                                              154,348
     23,964  PROGRESS SOFTWARE CORPORATION+                                                                             628,336
     15,593  RADIANT SYSTEMS INCORPORATED+                                                                              152,811
     13,028  RADISYS CORPORATION+<<                                                                                     184,477
     22,936  SERENA SOFTWARE INCORPORATED+<<                                                                            544,959
     10,342  SOURCECORP INCORPORATED+<<                                                                                 208,288
     39,996  SPHERION CORPORATION+                                                                                      299,570
     10,839  SPSS INCORPORATED+                                                                                         188,490
      8,367  STARTEK INCORPORATED                                                                                       140,566

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (CONTINUED)
     30,223  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                       $    1,181,719
     13,611  TALX CORPORATION                                                                                           247,176
     25,734  THQ INCORPORATED+<<                                                                                        724,155
     24,766  VERITY INCORPORATED+                                                                                       234,039
      6,069  VERTRUE INCORPORATED+<<                                                                                    215,085
     14,516  VIAD CORPORATION                                                                                           390,480
      7,722  VOLT INFORMATION SCIENCE INCORPORATED+                                                                     186,486
     25,197  WEBEX COMMUNICATIONS INCORPORATED+<<                                                                       544,003
     15,570  WEBSENSE INCORPORATED+                                                                                     837,666

                                                                                                                     25,119,006
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 3.97%
     30,747  ALPHARMA INCORPORATED CLASS A<<                                                                            378,803
     15,385  ARCH CHEMICALS INCORPORATED                                                                                438,011
     20,463  ARQULE INCORPORATED+                                                                                        96,381
      9,761  BRADLEY PHARMACEUTICALS INCORPORATED+<<                                                                     93,315
     17,120  CAMBREX CORPORATION                                                                                        364,656
     23,560  CONNECTICS CORPORATION+<<                                                                                  595,832
     17,212  DIAGNOSTIC PRODUCTS CORPORATION                                                                            831,340
     22,274  GEORGIA GULF CORPORATION                                                                                 1,024,158
     18,790  HB FULLER COMPANY                                                                                          544,910
     22,066  IDEXX LABORATORIES INCORPORATED+                                                                         1,195,095
     29,567  IMMUCOR INCORPORATED+<<                                                                                    892,628
     18,079  MACDERMID INCORPORATED<<                                                                                   587,567
     35,643  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                               1,068,577
     46,853  MGI PHARMA INCORPORATED+<<                                                                               1,183,975
      8,880  NATURES SUNSHINE PRODUCTS INCORPORATED                                                                     152,470
     40,089  NBTY INCORPORATED+<<                                                                                     1,005,833
     15,372  NOVEN PHARMACEUTICALS INCORPORATED+                                                                        260,709
     18,593  OM GROUP INCORPORATED+<<                                                                                   565,599
     26,680  OMNOVA SOLUTIONS INCORPORATED+                                                                             143,272
     17,198  PAREXEL INTERNATIONAL CORPORATION+                                                                         404,153
      5,786  PENFORD CORPORATION                                                                                         94,022
     60,186  POLYONE CORPORATION+                                                                                       534,452
      6,339  QUAKER CHEMICAL CORPORATION                                                                                130,203
     10,869  SURMODICS INCORPORATED+<<                                                                                  346,830
     20,992  WELLMAN INCORPORATED                                                                                       303,544

                                                                                                                     13,236,335
                                                                                                                 --------------

COAL MINING - 0.77%
     49,865  MASSEY ENERGY COMPANY<<                                                                                  1,996,595
     12,129  PENN VIRGINIA CORPORATION                                                                                  556,721

                                                                                                                      2,553,316
                                                                                                                 --------------

COMMUNICATIONS - 1.02%
     22,633  ANIXTER INTERNATIONAL INCORPORATED+                                                                        818,183
     13,755  AUDIOVOX CORPORATION CLASS A+                                                                              175,239
     11,514  BOSTON COMMUNICATIONS GROUP INCORPORATED+                                                                   81,980

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMUNICATIONS (CONTINUED)
     34,652  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                         $      316,373
     23,360  GLOBAL PAYMENTS INCORPORATED                                                                             1,506,486
     14,173  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                   486,275

                                                                                                                      3,384,536
                                                                                                                 --------------

COMPUTERS-INTERGRATED SYSTEMS - 0.11%
     18,859  AGILYSYS INCORPORATED                                                                                      370,768
                                                                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.41%
      8,176  CHEMED CORPORATION                                                                                         625,301
     10,028  EMCOR GROUP INCORPORATED+                                                                                  469,511
     17,548  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+<<                                                            254,621

                                                                                                                      1,349,433
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 7.43%
     13,716  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                      385,557
     34,552  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                  601,205
     18,440  BANKUNITED FINANCIAL CORPORATION CLASS A+                                                                  495,298
     18,083  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                           429,471
     40,433  BROOKLINE BANCORP INCORPORATED                                                                             602,452
     30,389  CHITTENDEN CORPORATION                                                                                     792,235
     25,740  COMMERCIAL FEDERAL CORPORATION                                                                             711,711
     20,070  COMMUNITY BANK SYSTEM INCORPORATED                                                                         459,804
     22,004  DIME COMMUNITY BANCSHARES                                                                                  334,461
     15,525  DOWNEY FINANCIAL CORPORATION                                                                               955,253
     34,436  EAST WEST BANCORP INCORPORATED                                                                           1,271,377
     25,113  FIRST BANCORP PUERTO RICO                                                                                1,061,024
     29,996  FIRST MIDWEST BANCORP INCORPORATED                                                                         974,270
     15,301  FIRST REPUBLIC BANK                                                                                        495,293
     10,821  FIRSTFED FINANCIAL CORPORATION+                                                                            551,979
     30,570  FLAGSTAR BANCORP INCORPORATED                                                                              597,644
     26,350  GOLD BANC CORPORATION INCORPORATED                                                                         369,691
     29,477  HUDSON UNITED BANCORP                                                                                    1,039,064
     15,141  IRWIN FINANCIAL CORPORATION                                                                                348,546
     20,906  MAF BANCORP INCORPORATED                                                                                   868,435
     15,293  NARA BANK NATIONAL ASSOCIATION                                                                             214,867
     12,309  PRIVATEBANCORP INCOPORATED                                                                                 386,626
     21,714  PROVIDENT BANKSHARES CORPORATION                                                                           715,693
     46,169  REPUBLIC BANCORP INCORPORATED                                                                              625,128
     17,209  RIGGS NATIONAL CORPORATION                                                                                 328,520
     46,610  SOUTH FINANCIAL GROUP INCORPORATED                                                                       1,423,469
     45,929  SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED                                                             842,797
     29,597  STERLING BANCSHARES INCORPORATED TEXAS                                                                     420,277
     14,952  STERLING FINANCIAL CORPORATION+                                                                            533,786
     30,497  SUSQUEHANNA BANCSHARES INCORPORATED                                                                        743,517
     48,752  TRUSTCO BANK CORPORATION NY                                                                                560,161
     29,836  UCBH HOLDINGS INCORPORATED                                                                               1,190,456
     29,270  UMPQUA HOLDINGS CORPORATION                                                                                683,455

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
     25,734  UNITED BANKSHARES INCORPORATED                                                                      $      852,825
     27,535  WHITNEY HOLDING CORPORATION                                                                              1,225,583
     14,122  WINTRUST FINANCIAL CORPORATION                                                                             665,005

                                                                                                                     24,756,935
                                                                                                                 --------------

DURABLE GOODS - CONSUMER - 0.03%
     15,881  STURM RUGER & COMPANY INCORPORATED                                                                         110,055
                                                                                                                 --------------

EATING & DRINKING PLACES - 2.44%
     23,828  CEC ENTERTAINMENT INCORPORATED+<<                                                                          872,105
     13,072  IHOP CORPORATION                                                                                           623,273
     23,940  JACK IN THE BOX INCORPORATED+                                                                              888,174
     15,798  LANDRY'S RESTAURANTS INCORPORATED                                                                          456,878
     12,966  LONE STAR STEAKHOUSE & SALOON INCORPORATED                                                                 374,782
     14,013  O'CHARLEYS INCORPORATED+                                                                                   304,643
     16,944  P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                                1,013,251
      9,292  PAPA JOHNS INTERNATIONAL INCORPORATED+<<                                                                   322,618
     22,527  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                               695,634
     27,485  RYAN'S RESTAURANT GROUP INCORPORATED+<<                                                                    399,357
     39,455  SONIC CORPORATION+                                                                                       1,317,797
     18,123  STEAK N SHAKE COMPANY+                                                                                     350,680
     35,930  TRIARC COMPANIES INCORPORATED CLASS B<<                                                                    496,912

                                                                                                                      8,116,104
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 4.73%
     19,460  ALLETE INCORPORATED<<                                                                                      814,401
     10,943  AMERICAN STATES WATER COMPANY<<                                                                            276,858
     52,031  ATMOS ENERGY CORPORATION                                                                                 1,404,837
     31,785  AVISTA CORPORATION                                                                                         556,237
      7,405  CASCADE NATURAL GAS CORPORATION                                                                            147,804
      7,976  CENTRAL VERMONT PUBLIC SERVICE                                                                             179,300
     10,335  CH ENERGY GROUP INCORPORATED                                                                               472,310
     32,087  CLECO CORPORATION                                                                                          683,453
     31,084  EL PASO ELECTRIC COMPANY+                                                                                  590,596
     24,005  ENERGEN CORPORATION                                                                                      1,598,733
      3,358  GREEN MOUNTAIN POWER CORPORATION                                                                            98,389
     13,805  LACLEDE GROUP INCORPORATED                                                                                 403,106
     17,459  NEW JERSEY RESOURCES                                                                                       759,990
     18,106  NORTHWEST NATURAL GAS COMPANY                                                                              654,894
     50,246  PIEDMONT NATURAL GAS COMPANY<<                                                                           1,157,668
     63,639  SOUTHERN UNION COMPANY+<<                                                                                1,597,967
     23,645  SOUTHWEST GAS CORPORATION                                                                                  571,263
     33,803  UGI CORPORATION                                                                                          1,535,332
      8,941  UIL HOLDINGS CORPORATION                                                                                   452,862
     22,474  UNISOURCE ENERGY CORPORATION<<                                                                             696,020
     31,281  WASTE CONNECTIONS INCORPORATED+<<                                                                        1,087,015

                                                                                                                     15,739,035
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.50%
     16,503  ACTEL CORPORATION+                                                                                  $      253,816
     28,408  ACUITY BRANDS INCORPORATED                                                                                 767,016
     73,166  ADAPTEC INCORPORATED+                                                                                      350,465
     17,789  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                   172,020
     48,908  AEROFLEX INCORPORATED+                                                                                     456,312
     19,773  ALLIANCE SEMICONDUCTOR CORPORATION+                                                                         49,235
     16,145  AO SMITH CORPORATION                                                                                       466,106
     14,678  APPLICA INCORPORATED+                                                                                       74,271
      7,448  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                     170,559
     25,739  ARTESYN TECHNOLOGIES INCORPORATED+                                                                         224,187
     20,592  ATMI INCORPORATED+<<                                                                                       515,624
     19,899  BALDOR ELECTRIC COMPANY                                                                                    513,593
      7,320  BEL FUSE INCORPORATED CLASS B<<                                                                            221,796
     27,095  BENCHMARK ELECTRONICS INCORPORATED+                                                                        862,434
     16,621  C&D TECHNOLOGIES INCORPORATED                                                                              167,041
     31,276  C-COR INCORPORATED+                                                                                        190,158
      7,399  CATAPULT COMMUNICATIONS CORPORATION+                                                                       157,969
     15,981  CERADYNE INCORPORATED+<<                                                                                   357,495
     26,125  CHECKPOINT SYSTEMS INCORPORATED+                                                                           440,990
     12,005  CONCORD COMMUNICATIONS INCORPORATED+                                                                       121,491
     24,088  CTS CORPORATION                                                                                            313,144
     13,841  CUBIC CORPORATION                                                                                          262,149
     24,211  CYMER INCORPORATED+<<                                                                                      648,128
     12,976  DIONEX CORPORATION+<<                                                                                      707,192
     18,364  DSP GROUP INCORPORATED+                                                                                    473,057
     11,323  DUPONT PHOTOMASKS INCORPORATED+<<                                                                          301,984
     18,668  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                              361,972
     23,092  ESS TECHNOLOGY INCORPORATED+                                                                               121,695
     27,401  EXAR CORPORATION+                                                                                          367,173
     47,381  HARMONIC INCORPORATED+                                                                                     452,962
     17,123  HELIX TECHNOLOGY CORPORATION                                                                               264,893
     16,504  HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                      574,009
     15,264  INTER-TEL INCORPORATED                                                                                     373,968
     14,592  LITTELFUSE INCORPORATED+                                                                                   418,061
     18,716  MAGNETEK INCORPORATED+                                                                                      99,756
     13,824  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                     381,266
     23,830  METHODE ELECTRONICS                                                                                        288,581
     40,057  MICROSEMI CORPORATION+                                                                                     652,528
     16,031  MOOG INCORPORATED CLASS A+                                                                                 724,601
      3,802  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                    153,221
     12,408  PARK ELECTROCHEMICAL CORPORATION                                                                           251,386
     17,388  PERICOM SEMICONDUCTOR+                                                                                     149,015
     21,456  PHOTRONICS INCORPORATED+                                                                                   388,354
     20,346  POWER INTEGRATIONS INCORPORATED+<<                                                                         425,028
     28,018  RAYOVAC CORPORATION+                                                                                     1,165,549
     19,028  REGAL-BELOIT CORPORATION                                                                                   547,816
     10,984  ROGERS CORPORATION+                                                                                        439,360
     10,213  SBS TECHNOLOGIES INCORPORATED+                                                                             113,875

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
    102,878  SKYWORKS SOLUTIONS INCORPORATED+                                                                    $      653,275
     12,232  STANDARD MICROSYSTEMS CORPORATION+                                                                         212,347
      8,562  SUPERTEX INCORPORATED+                                                                                     156,770
     30,230  SYMMETRICOM INCORPORATED+                                                                                  335,251
     17,230  SYNAPTICS INCORPORATED+                                                                                    399,736
     26,539  TECHNITROL INCORPORATED+                                                                                   395,962
      8,933  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                      61,638
     23,971  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                    911,138
     15,843  VIASAT INCORPORATED+                                                                                       296,106
     20,142  VICOR CORPORATION                                                                                          210,282
     19,406  ZIX CORPORATION+<<                                                                                          72,578

                                                                                                                     21,658,384
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.66%
     21,695  AMERICAN HEALTHCORP+<<                                                                                     716,369
     10,205  CDI CORPORATION                                                                                            225,837
     13,129  MAXMUS INCORPORATED                                                                                        439,690
     34,610  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                         1,676,854
     28,004  PRG-SCHULTZ INTERNATIONAL INCORPORATED+                                                                    140,300
     31,333  REGENERON PHARMACEUTICAL INCORPORATED+<<                                                                   160,112
     10,998  SFBC INTERNATIONAL INCORPORATED+                                                                           387,569
     37,042  TETRA TECH INCORPORATED+                                                                                   467,470
     25,793  URS CORPORATION+                                                                                           741,549
     21,358  WATSON WYATT & COMPANY HOLDINGS                                                                            580,938

                                                                                                                      5,536,688
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.83%
     23,344  APTARGROUP INCORPORATED                                                                                  1,213,421
     38,674  COMMERCIAL METALS COMPANY                                                                                1,310,662
     17,489  GRIFFON CORPORATION+                                                                                       374,439
     19,800  MASOTECH ESCROW INCORPORATED+(A)                                                                                 0
      8,784  MATERIAL SCIENCES CORPORATION+                                                                             118,145
      9,575  MOBILE MINI INCORPORATED+                                                                                  386,926
     42,021  SHAW GROUP INCORPORATED+<<                                                                                 916,058
     27,691  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                 855,652
     13,335  VALMONT INDUSTRIES INCORPORATED                                                                            297,637
     18,881  WATTS WATER TECHNOLOGIES INCORPORATED                                                                      615,709

                                                                                                                      6,088,649
                                                                                                                 --------------

FINANCE COMPANIES - 0.02%
     13,485  REWARDS NETWORK INCORPORATED+                                                                               56,098
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.27%
     12,053  AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                   330,252
     49,283  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                 1,280,865
     25,801  FLOWERS FOODS INCORPORATED                                                                                 727,846
      5,160  J & J SNACK FOODS CORPORATION                                                                              241,643
     18,589  LANCE INCORPORATED                                                                                         298,726

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
     19,343  RALCORP HOLDINGS INCORPORATED+                                                                      $      915,891
     10,082  SANDERSON FARMS INCORPORATED                                                                               435,643

                                                                                                                      4,230,866
                                                                                                                 --------------

FOOD STORES - 0.42%
     18,489  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                                                       275,486
     19,861  PANERA BREAD COMPANY+<<                                                                                  1,122,742

                                                                                                                      1,398,228
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.56%
      7,242  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                  142,667
     23,277  ETHAN ALLEN INTERIORS INCORPORATED                                                                         744,864
     34,207  LA-Z-BOY INCORPORATED                                                                                      476,504
     24,240  SELECT COMFORT CORPORATION+<<                                                                              495,466

                                                                                                                      1,859,501
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 0.59%
     32,873  CASEY'S GENERAL STORES                                                                                     590,728
     25,825  FRED'S INCORPORATED<<                                                                                      443,415
     19,383  SHOPKO STORES INCORPORATED+<<                                                                              430,690
     22,314  STEIN MART INCORPORATED+                                                                                   502,065

                                                                                                                      1,966,898
                                                                                                                 --------------

HEALTH SERVICES - 2.79%
     32,098  ACCREDO HEALTH INCORPORATED+<<                                                                           1,425,472
      9,994  AMEDISYS INCORPORATED+                                                                                     302,319
     19,184  AMSURG CORPORATION+<<                                                                                      485,355
     17,238  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                     288,909
     14,603  CRYOLIFE INCORPORATED+<<                                                                                    90,393
      8,481  CURATIVE HEALTH SERVICES INCORPORATED+                                                                      28,836
     19,770  ENZO BIOCHEM INCORPORATED+<<                                                                               285,083
     15,751  GENTIVA HEALTH SERVICES INCORPORATED+                                                                      254,851
     42,644  HOOPER HOLMES INCORPORATED                                                                                 162,900
     11,771  LCA-VISION INCORPORATED                                                                                    391,958
     20,478  NAUTILUS GROUP INCORPORATED<<                                                                              486,557
     30,372  OCA INCORPORATED+<<                                                                                        129,081
     22,504  ODYSSEY HEALTHCARE INCORPORATED+                                                                           264,647
     14,939  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    1,024,666
     32,645  PROVINCE HEALTHCARE COMPANY+                                                                               786,418
     10,763  REHABCARE GROUP INCORPORATED+                                                                              309,006
     17,512  SIERRA HEALTH SERVICES INCORPORATED+<<                                                                   1,117,966
     12,264  SUNRISE SENIOR LIVING INCORPORATED+<<                                                                      596,030
     18,887  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                       864,458

                                                                                                                      9,294,905
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.54%
      8,757  4KIDS ENTERTAINMENT INCORPORATED+<<                                                                        193,617
     26,470  CAPITAL AUTOMOTIVE                                                                                         876,687

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
     17,959  COLONIAL PROPERTIES TRUST<<                                                                         $      689,805
     34,078  COMMERCIAL NET LEASE REALTY INCORPORATED                                                                   628,739
     20,468  CRT PROPERTIES INCORPORATED                                                                                445,793
     16,424  ENTERTAINMENT PROPERTIES TRUST                                                                             680,446
     15,048  ESSEX PROPERTY TRUST INCORPORATED                                                                        1,037,409
     19,205  GABLES RESIDENTIAL TRUST                                                                                   639,527
     20,944  GLENBOROUGH REALTY TRUST INCORPORATED                                                                      400,449
     18,847  KILROY REALTY CORPORATION                                                                                  771,031
      9,224  PARKWAY PROPERTIES INCORPORATED                                                                            430,761
     30,484  SHURGARD STORAGE CENTERS INCORPORATED                                                                    1,249,234
     10,349  SOVRAN SELF STORAGE INCORPORATED                                                                           410,131

                                                                                                                      8,453,629
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.03%
     18,605  BELL MICROPRODUCTS INCORPORATED+                                                                           139,165
     14,282  COST PLUS INCORPORATED+                                                                                    383,900
     11,622  ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+                                                                 499,397
     16,602  GUITAR CENTER INCORPORATED+<<                                                                              910,288
     14,826  HAVERTY FURNITURE COMPANIES INCORPORATED                                                                   226,097
     29,624  LINENS `N THINGS INCORPORATED+                                                                             735,564
     18,542  MOVIE GALLERY INCORPORATED<<                                                                               531,785

                                                                                                                      3,426,196
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.31%
     22,807  AZTAR CORPORATION+                                                                                         651,368
     18,034  MARCUS CORPORATION                                                                                         369,697

                                                                                                                      1,021,065
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.27%
     12,050  ASTEC INDUSTRIES INCORPORATED+                                                                             265,702
     65,547  AXCELIS TECHNOLOGIES INCORPORATED+                                                                         478,493
     11,359  BLACK BOX CORPORATION                                                                                      424,940
     33,792  BRIGGS & STRATTON CORPORATION<<                                                                          1,230,367
     29,506  BROOKS AUTOMATION INCORPORATED+<<                                                                          447,901
      7,827  DRIL-QUIP INCORPORATED+                                                                                    240,602
     17,598  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                    941,845
     17,669  FEDDERS CORPORATION<<                                                                                       49,120
     13,022  GARDNER DENVER INCORPORATED+                                                                               514,499
     15,390  GLOBAL IMAGING SYSTEMS INCORPORATED+<<                                                                     545,729
     13,977  HYDRIL COMPANY+                                                                                            816,397
     33,324  IDEX CORPORATION                                                                                         1,344,623
     32,596  JLG INDUSTRIES INCORPORATED                                                                                702,444
     18,528  KAYDON CORPORATION<<                                                                                       581,779
     33,715  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                   212,067
     35,952  LENNOX INTERNATIONAL INCORPORATED                                                                          788,068
      7,723  LINDSAY MANUFACTURING COMPANY<<                                                                            147,355
     19,358  MANITOWOC COMPANY INCORPORATED                                                                             781,870
     24,817  MICROS SYSTEMS INCORPORATED+<<                                                                             911,032

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
     28,349  MILACRON INCORPORATED+<<                                                                            $       86,464
     20,179  NYFIX INCORPORATED+<<                                                                                      108,563
     24,696  PAXAR CORPORATION+                                                                                         527,013
      9,617  PLANAR SYSTEMS INCORPORATED+                                                                                86,745
      8,485  ROBBINS & MYERS INCORPORATED                                                                               186,755
      8,280  SCANSOURCE INCORPORATED+                                                                                   429,152
      9,609  THOMAS INDUSTRIES INCORPORATED<<                                                                           380,901
     59,831  TIMKEN COMPANY                                                                                           1,635,780
     14,175  TORO COMPANY                                                                                             1,254,488
     15,607  ULTRATECH INCORPORATED+<<                                                                                  227,862
     16,445  WATSCO INCORPORATED                                                                                        692,335
      6,943  WOODWARD GOVERNOR COMPANY                                                                                  497,813

                                                                                                                     17,538,704
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
     23,592  HILB, ROGAL & HAMILTON COMPANY                                                                             844,594
     11,261  LABONE INCORPORATED+<<                                                                                     388,279

                                                                                                                      1,232,873
                                                                                                                 --------------

INSURANCE CARRIERS - 3.21%
     33,349  AMERIGROUP CORPORATION+                                                                                  1,219,239
     27,181  CENTENE CORPORATION+                                                                                       815,158
     19,530  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                839,790
     46,503  FREMONT GENERAL CORPORATION                                                                              1,022,601
     13,546  INFINITY PROPERTY AND CASUALTY CORPORATION                                                                 423,448
     11,859  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                   593,306
     13,272  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                           1,028,978
     16,747  PRESIDENTIAL LIFE CORPORATION                                                                              272,641
     19,139  PROASSURANCE CORPORATION+<<                                                                                755,991
     15,156  RLI CORPORATION                                                                                            628,216
      6,499  SCPIE HOLDINGS INCORPORATED+                                                                                71,684
     18,340  SELECTIVE INSURANCE GROUP INCORPORATED<<                                                                   847,858
     18,876  STEWART & STEVENSON SERVICES CORPORATION                                                                   432,072
     11,870  STEWART INFORMATION SERVICES CORPORATION                                                                   445,362
     26,387  UNITED INSURANCE COMPANIES INCORPORATED                                                                    639,885
     12,863  ZENITH NATIONAL INSURANCE CORPORATION<<                                                                    667,075

                                                                                                                     10,703,304
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.45%
     11,932  BROWN SHOE COMPANY INCORPORATED                                                                            408,910
     14,622  GENESCO INCORPORATED+<<                                                                                    415,557
     19,982  K-SWISS INCORPORATED                                                                                       660,005

                                                                                                                      1,484,472
                                                                                                                 --------------
LEGAL SERVICES - 0.09%
      9,026  PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                     305,440
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.46%
     47,568  CHAMPION ENTERPRISES INCORPORATED+                                                                  $      447,139
      9,795  COACHMEN INDUSTRIES INCORPORATED                                                                           133,212
      8,005  DELTIC TIMBER CORPORATION                                                                                  312,996
      5,007  SKYLINE CORPORATION                                                                                        192,719
     11,222  UNIVERSAL FOREST PRODUCTS                                                                                  435,975

                                                                                                                      1,522,041
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.94%
     24,381  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                    882,836
     39,846  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                            684,554
      8,258  ANALOGIC CORPORATION                                                                                       357,159
     22,408  ARMOR HOLDINGS INCORPORATED+                                                                               831,113
     15,465  ARTHROCARE CORPORATION+<<                                                                                  440,753
      8,679  BEI TECHNOLOGIES INCORPORATED                                                                              208,036
     15,197  BIOLASE TECHNOLOGY INCORPORATED<<                                                                          129,175
     11,010  BIOSITE INCORPORATED+<<                                                                                    572,850
     20,061  COHERENT INCORPORATED+                                                                                     677,259
     14,184  COHU INCORPORATED                                                                                          226,235
     19,567  CONMED CORPORATION+                                                                                        589,358
     28,057  COOPER COMPANIES INCORPORATED                                                                            2,045,355
     11,278  CUNO INCORPORATED+                                                                                         579,576
     14,744  CYBERONICS INCORPORATED+<<                                                                                 651,243
      8,925  DATASCOPE CORPORATION                                                                                      272,927
     13,054  DJ ORTHOPEDICS INCORPORATED+                                                                               327,003
     17,916  DRS TECHNOLOGIES INCORPORATED+                                                                             761,430
     11,550  EDO CORPORATION                                                                                            347,078
     16,451  ESTERLINE TECHNOLOGIES CORPORATION+                                                                        568,382
     19,100  FEI COMPANY+                                                                                               442,165
     45,482  FLIR SYSTEMS INCORPORATED+<<                                                                             1,378,105
     36,841  FOSSIL INCORPORATED+                                                                                       955,103
     16,974  HAEMONETICS CORPORATION MASSACHUSETTS+                                                                     715,624
     13,682  HOLOGIC INCORPORATED+                                                                                      436,114
      8,898  ICU MEDICAL INCORPORATED+<<                                                                                315,879
     44,801  INPUT OUTPUT INCORPORATED+<<                                                                               288,966
     16,074  INTEGRA LIFESCIENCES HOLDINGS+<<                                                                           566,126
     16,752  INTERMAGNETICS GENERAL CORPORATION+                                                                        407,744
     20,613  INVACARE CORPORATION                                                                                       919,958
     14,098  ITRON INCORPORATED+                                                                                        417,865
      9,970  KEITHLEY INSTRUMENTS INCORPORATED                                                                          160,816
      7,461  KENSEY NASH CORPORATION+<<                                                                                 202,044
     45,903  KOPIN CORPORATION+                                                                                         140,922
     11,017  MEADE INSTRUMENTS CORPORATION+                                                                              32,059
     23,117  MENTOR CORPORATION                                                                                         742,056
     17,330  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                        207,787
     13,089  MTS SYSTEMS CORPORATION                                                                                    379,974
     11,255  OSTEOTECH INCORPORATED+                                                                                     42,769
     11,091  PHOTON DYNAMICS INCORPORATED+                                                                              211,394
     45,787  PINNACLE SYSTEMS INCORPORATED+<<                                                                           255,949

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
     18,192  POLYMEDICA CORPORATION                                                                              $      577,778
     11,430  POSSIS MEDICAL INCORPORATED+                                                                                95,669
     22,455  RESMED INCORPORATED+<<                                                                                   1,266,462
     23,294  RESPIRONICS INCORPORATED+                                                                                1,357,341
     27,628  ROPER INDUSTRIES INCORPORATED                                                                            1,809,634
      9,920  RUDOLPH TECHNOLOGIES INCORPORATED+<<                                                                       149,395
     14,805  SONIC SOLUTIONS+<<                                                                                         222,815
     26,227  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                    941,549
     21,754  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                        680,900
     19,655  THERAGENICS CORPORATION+                                                                                    67,613
     33,993  TRIMBLE NAVIGATION LIMITED+                                                                              1,149,303
     18,326  VEECO INSTRUMENTS INCORPORATED+                                                                            275,806
     19,316  VIASYS HEALTHCARE INCORPORATED+                                                                            368,549
      6,034  VITAL SIGNS INCORPORATED                                                                                   240,696
     12,720  X-RITE INCORPORATED                                                                                        191,309

                                                                                                                     29,766,560
                                                                                                                 --------------

MEDICAL EQUIPMENT & SUPPLIES - 0.08%
     14,028  WILSON GREATBATCH TECHNOLOGIES INCORPORATED+                                                               255,871
                                                                                                                 --------------

METAL MINING - 0.31%
     14,191  CLEVELAND CLIFFS INCORPORATED<<                                                                          1,034,098
                                                                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.53%
     16,942  AMCOL INTERNATIONAL CORPORATION                                                                            317,832
     24,475  FLORIDA ROCK INDUSTRIES INCORPORATED                                                                     1,439,619

                                                                                                                      1,757,451
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.67%
     11,369  DAKTRONICS INCORPORATED+                                                                                   246,139
     17,201  JAKKS PACIFIC INCORPORATED+                                                                                369,305
     30,613  K2 INCORPORATED+<<                                                                                         420,929
     10,570  LYDALL INCORPORATED+                                                                                       117,327
     11,060  RUSS BERRIE AND COMPANY INCORPORATED<<                                                                     211,799
     23,303  SHUFFLE MASTER INCORPORATED+<<                                                                             674,855
      7,615  STANDEX INTERNATIONAL CORPORATION<<                                                                        207,889

                                                                                                                      2,248,243
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.04%
     12,170  ACTION PERFORMANCE COMPANIES INCORPORATED+<<                                                               161,009
     19,211  CASH AMERICA INTERNATIONAL INCORPORATED                                                                    421,297
     12,524  HANCOCK FABRICS INCORPORATED                                                                                93,178
     15,392  HIBBETT SPORTING GOODS INCORPORATED+                                                                       462,376
     12,418  J JILL GROUP INCORPORATED+                                                                                 170,872
     14,926  JO ANN STORES INCORPORATED+                                                                                419,271
     21,504  LONGS DRUG STORES CORPORATION<<                                                                            735,867
     33,558  ZALE CORPORATION+                                                                                          997,344

                                                                                                                      3,461,214
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MOTION PICTURES - 0.36%
     22,268  AVID TECHNOLOGY INCORPORATED+                                                                       $    1,205,144
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.24%
     15,755  ARKANSAS BEST CORPORATION<<                                                                                595,224
     14,090  FORWARD AIR CORPORATION                                                                                    599,952
     39,836  HEARTLAND EXPRESS INCORPORATED                                                                             762,860
     39,779  LANDSTAR SYSTEM INCORPORATED+<<                                                                          1,302,762
     18,342  USF CORPORATION                                                                                            885,185

                                                                                                                      4,145,983
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.22%
     11,400  FINANCIAL FEDERAL CORPORATION                                                                              403,218
     12,454  WORLD ACCEPTANCE CORPORATION+                                                                              317,826

                                                                                                                        721,044
                                                                                                                 --------------

OIL & GAS EXTRACTION - 4.95%
      8,852  ATWOOD OCEANICS INCORPORATED+                                                                              589,012
     21,255  CABOT OIL AND GAS CORPORATION                                                                            1,172,213
     25,165  CAL DIVE INTERNATIONAL INCORPORATED+                                                                     1,139,974
     27,279  CIMAREX ENERGY COMPANY+<<                                                                                1,063,881
     16,811  OCEANEERING INTERNATIONAL INCORPORATED+                                                                    630,413
     46,687  PATINA OIL & GAS CORPORATION                                                                             1,867,480
     10,862  PETROLEUM DEVELOPMENT CORPORATION+                                                                         409,389
     16,378  REMINGTON OIL & GAS CORPORATION+<<                                                                         516,235
     11,996  SEACOR SMIT INCORPORATED+<<                                                                                764,745
     23,905  SOUTHWESTERN ENERGY COMPANY+                                                                             1,356,848
     20,016  SPINNAKER EXPLORATION COMPANY+<<                                                                           711,168
     18,883  ST. MARY LAND & EXPLORATION COMPANY                                                                        945,094
     16,621  STONE ENERGY CORPORATION+                                                                                  807,282
     18,380  SWIFT ENERGY COMPANY+<<                                                                                    522,727
     14,683  TETRA TECH INCORPORATED+                                                                                   417,585
     27,292  UNIT CORPORATION+                                                                                        1,232,780
     21,913  VERITAS DGC INCORPORATED+                                                                                  656,513
     39,427  VINTAGE PETROLEUM INCORPORATED                                                                           1,240,373
     18,284  W-H ENERGY SERVICES INCORPORATED+                                                                          437,536

                                                                                                                     16,481,248
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.78%
     21,861  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                         236,099
     18,682  CARAUSTAR INDUSTRIES INCORPORATED+                                                                         240,998
     12,916  CHESAPEAKE CORPORATION                                                                                     271,494
      9,826  NEENAH PAPER INCORPORATED<<                                                                                330,350
     10,650  POPE & TALBOT INCORPORATED                                                                                 187,227
     21,874  ROCK-TENN COMPANY CLASS A                                                                                  290,924
      9,918  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                              332,749
     17,220  STANDARD REGISTER COMPANY                                                                                  214,389
     33,898  WAUSAU-MOSINEE PAPER CORPORATION                                                                           479,318

                                                                                                                      2,583,548
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PERSONAL SERVICES - 0.34%
      5,917  ANGELICA CORPORATION                                                                                $      165,676
     16,542  COINSTAR INCORPORATED+                                                                                     350,690
      5,086  CPI CORPORATION                                                                                             76,799
     13,807  G & K SERVICES INCORPORATED CLASS A                                                                        556,284

                                                                                                                      1,149,449
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.70%
     12,424  ELKCORP                                                                                                    477,827
     17,803  FRONTIER OIL CORPORATION                                                                                   645,537
     26,221  HEADWATERS INCORPORATED+<<                                                                                 860,573
     10,869  WD-40 COMPANY                                                                                              353,134

                                                                                                                      2,337,071
                                                                                                                 --------------

PHARMACEUTICALS - 0.03%
     39,635  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                      108,996
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 2.59%
     17,798  ALERIS INTERNATIONAL INCORPORATED+<<                                                                       444,060
     30,745  BELDEN CDT INCORPORATED                                                                                    682,846
     12,588  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                   239,550
     15,937  CARPENTER TECHNOLOGY CORPORATION                                                                           946,817
     18,068  CENTURY ALUMINUM COMPANY+<<                                                                                546,738
     14,048  CURTISS-WRIGHT CORPORATION                                                                                 800,736
     19,206  LONE STAR TECHNOLOGIES INCORPORATED+                                                                       757,293
     27,963  MAVERICK TUBE CORPORATION+                                                                                 909,077
     23,993  MUELLER INDUSTRIES INCORPORATED                                                                            675,403
     16,348  QUANEX CORPORATION                                                                                         871,675
     14,217  RTI INTERNATIONAL METALS INCORPORATED+                                                                     332,678
      7,929  STEEL TECHNOLOGIES INCORPORATED                                                                            190,217
     14,567  TEXAS INDUSTRIES INCORPORATED                                                                              782,976
     21,753  TREDEGAR CORPORATION                                                                                       366,756
      9,771  WOLVERINE TUBE INCORPORATED+                                                                                87,450

                                                                                                                      8,634,272
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.49%
     23,495  BOWNE & COMPANY INCORPORATED                                                                               353,365
      8,350  CONSOLIDATED GRAPHICS INCORPORATED+                                                                        439,210
     18,234  JOHN H HARLAND COMPANY                                                                                     626,520
      8,509  THOMAS NELSON INCORPORATED                                                                                 201,238

                                                                                                                      1,620,333
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.24%
     41,691  KANSAS CITY SOUTHERN+<<                                                                                    802,969
                                                                                                                 --------------

REAL ESTATE - 0.74%
     15,179  MERITAGE CORPORATION+<<                                                                                    894,347
     33,310  NEW CENTURY FINANCIAL CORPORATION<<                                                                      1,559,574

                                                                                                                      2,453,921
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
REAL ESTATE INVESTMENT TRUST (REIT) - 0.21%
     31,783  LEXINGTON CORPORATE PROPERTIES TRUST<<                                                              $      697,319
                                                                                                                 --------------

RETAIL, TRADE & SERVICES - 0.60%
     22,522  MEN'S WAREHOUSE INCORPORATED+                                                                              950,654
     23,708  STRIDE RITE CORPORATION                                                                                    315,316
     33,270  GAMESTOP CORPORATION - CLASS B+                                                                            741,921

                                                                                                                      2,007,891
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
     20,097  A. SCHULMAN INCORPORATED                                                                                   350,090
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.34%
     27,490  INVESTMENT TECHNOLOGY GROUP INCORPORATED+<<                                                                481,075
     13,573  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                      496,636
     10,486  SWS GROUP INCORPORATED                                                                                     168,091

                                                                                                                      1,145,802
                                                                                                                 --------------

SOFTWARE - 0.15%
     10,319  EPIQ SYSTEMS INCORPORATED+                                                                                 133,941
     16,357  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                                 377,356

                                                                                                                        511,297
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.33%
     17,940  APOGEE ENTERPRISES INCORPORATED                                                                            256,183
      9,447  CARBO CERAMICS INCORPORATED<<                                                                              662,707
      9,040  LIBBEY INCORPORATED<<                                                                                      189,840

                                                                                                                      1,108,730
                                                                                                                 --------------

TELEPHONE SERVICES - 0.20%
     13,878  COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED+                                                           654,209
                                                                                                                 --------------

TEXTILE MILL PRODUCTS - 0.61%
     20,800  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                   642,304
     32,085  INTERFACE INCORPORATED+                                                                                    218,820
     10,044  OXFORD INDUSTRIES INCORPORATED                                                                             367,510
     37,609  WOLVERINE WORLD WIDE INCORPORATED                                                                          805,961

                                                                                                                      2,034,595
                                                                                                                 --------------

TRANSPORTATION BY AIR - 0.69%
     30,289  EGL INCORPORATED+<<                                                                                        690,589
     23,376  FRONTIER AIRLINES INCORPORATED+                                                                            244,980
     19,931  MESA AIR GROUP INCORPORATED+<<                                                                             139,517
     15,261  OFFSHORE LOGISTICS INCORPORATED+                                                                           508,497
     37,815  SKYWEST INCORPORATED                                                                                       702,981

                                                                                                                      2,286,564
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.74%
     21,150  AAR CORPORATION+                                                                                           287,640
     10,409  ARCTIC CAT INCORPORATED                                                                                    281,668
     16,794  CLARCOR INCORPORATED                                                                                       872,616

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
     36,437  FLEETWOOD ENTERPRISES INCORPORATED+<<                                                               $      317,002
     33,605  GENCORP INCORPORATED+<<                                                                                    672,100
     15,155  GROUP 1 AUTOMOTIVE INCORPORATED+                                                                           398,576
     19,287  MONACO COACH CORPORATION<<                                                                                 311,485
     23,796  OSHKOSH TRUCK CORPORATION<<                                                                              1,951,034
     28,209  POLARIS INDUSTRIES INCORPORATED<<                                                                        1,981,118
      9,858  STANDARD MOTOR PRODUCTS INCORPORATED                                                                       115,339
     16,056  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                             424,039
     10,421  TRIUMPH GROUP INCORPORATED+                                                                                405,794
     20,231  WABASH NATIONAL CORPORATION+                                                                               493,636
     19,877  WINNEBAGO INDUSTRIES INCORPORATED<<                                                                        628,113

                                                                                                                      9,140,160
                                                                                                                 --------------

TRANSPORTATION SERVICES - 0.04%
     12,629  PEGASUS SOLUTIONS INCORPORATED+                                                                            149,275
                                                                                                                 --------------

WATER TRANSPORTATION - 0.19%
     15,438  KIRBY CORPORATION+                                                                                         648,859
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.80%
     11,245  ADVANCED MARKETING SERVICES INCORPORATED<<                                                                  67,470
     29,749  DIMON INCORPORATED                                                                                         185,931
      9,441  ENESCO GROUP INCORPORATED+                                                                                  62,783
     21,804  HAIN CELESTIAL GROUP INCORPORATED+                                                                         406,427
     21,459  MYERS INDUSTRIES INCORPORATED                                                                              302,786
      8,312  NASH FINCH COMPANY<<                                                                                       315,773
     30,669  PERFORMANCE FOOD GROUP COMPANY+                                                                            848,918
     23,700  PRIORITY HEALTHCARE CORPORATION CLASS B+<<                                                                 512,631
     14,948  SCHOOL SPECIALTY INCORPORATED+                                                                             585,364
     23,123  TRACTOR SUPPLY COMPANY+                                                                                  1,009,319
     24,999  UNITED NATURAL FOODS INCORPORATED+<<                                                                       715,721
     21,677  UNITED STATIONERS INCORPORATED+                                                                            980,884

                                                                                                                      5,994,007
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.69%
      8,493  AM CASTLE & COMPANY                                                                                        107,012
     17,796  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                               484,051
     13,914  BARNES GROUP INCORPORATED                                                                                  378,043
      8,995  BUILDING MATERIALS HOLDINGS CORPORATION                                                                    400,098
      8,861  DEPARTMENT 56 INCORPORATED+                                                                                154,713
     14,715  DIGI INTERNATIONAL INCORPORATED+                                                                           201,890
     43,354  HUGHES SUPPLY INCORPORATED                                                                               1,289,781
     10,662  IMAGISTICS INTERNATIONAL INCORPORATED+                                                                     372,424
     32,556  INSIGHT ENTERPRISES INCORPORATED+<<                                                                        571,683
     14,912  KAMAN CORPORATION CLASS A                                                                                  185,654
     30,759  KNIGHT TRANSPORTATION INCORPORATED                                                                         758,824

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
      4,657  LAWSON PRODUCTS INCORPORATED                                                                        $      217,948
     25,945  OWENS & MINOR INCORPORATED<<                                                                               704,407
     37,497  PEP BOYS-MANNY, MOE & JACK                                                                                 659,197
     19,464  RELIANCE STEEL & ALUMINUM COMPANY                                                                          778,755
     16,404  RYERSON TULL INCORPORATED                                                                                  207,839
     34,321  SCP POOL CORPORATION                                                                                     1,093,451
     14,600  TBC CORPORATION+                                                                                           406,884

                                                                                                                      8,972,654
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $250,574,421)                                                                             327,148,544
                                                                                                                 --------------

PREFERRED STOCKS - 0.00%
     42,000  TIMCO AVIATION SERVICES INCORPORATED&&&+(a)                                                                      4

TOTAL PREFERRED STOCKS (COST $0)                                                                                              4
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 20.41%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.20%
  2,933,698  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   2,933,698
  1,070,789  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          1,070,789

                                                                                                                      4,004,487
                                                                                                                 --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 19.21%
$ 2,999,997  BLUE RIDGE ASSET FUNDING CORPORATION                                     2.65%        04/05/2005         2,999,067
  2,999,997  CEDAR SPRINGS CAPITAL COMPANY LLC                                        2.82         04/25/2005         2,994,447
  2,999,997  CIESCO LLC                                                               2.84         04/01/2005         2,999,997
  2,999,997  CONCORD MINUTEMEN CAPITAL COMPANY                                        2.74         04/06/2005         2,999,997
  2,999,997  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                         2.81         04/22/2005         2,995,137
 46,999,953  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $47,003,712)                                             2.88         04/01/2005        46,999,953
  1,999,998  LIQUID FUNDING LIMITED                                                   2.82         12/19/2005         1,999,998

                                                                                                                     63,988,596
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $67,993,083)                                                         67,993,083
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 1.72%

SHARES

MUTUAL FUND - 1.63%
  5,435,090  WELLS FARGO MONEY MARKET TRUST~++                                                                        5,435,090
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
US TREASURY BILLS - 0.09%
$   150,000  US TREASURY BILL^#                                                       2.26%        05/12/2005    $      149,556
    120,000  US TREASURY BILL^#                                                       2.40         05/12/2005           119,645
     30,000  US TREASURY BILL^#                                                       2.89         08/11/2005            29,681

                                                                                                                        298,882
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,734,061)                                                                        5,733,972
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $324,301,565)*                        120.35%                                                              $  400,875,603
OTHER ASSETS AND LIABILITIES, NET           (20.35)                                                                 (67,781,849)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  333,093,754
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,435,090.

^     ZERO COUPON STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $3,382,800. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.78% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.50%

AEROSPACE, DEFENSE - 0.70%
    495,400  BE AEROSPACE INCORPORATED+                                                                          $    5,944,800
                                                                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.34%
    161,100  LAKES ENTERTAINMENT INCORPORATED+                                                                        2,899,800
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 1.79%
    182,200  CARTER'S INCORPORATED+<<                                                                                 7,242,450
    317,700  TOO INCORPORATED+                                                                                        7,837,659

                                                                                                                     15,080,109
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.31%
    210,900  POLO RALPH LAUREN CORPORATION                                                                            8,182,920
    962,800  TOMMY HILFIGER CORPORATION+                                                                             11,264,760

                                                                                                                     19,447,680
                                                                                                                 --------------

BUSINESS SERVICES - 17.44%
    562,700  ACTIVCARD CORPORATION+                                                                                   3,573,145
    311,600  ALADDIN KNOWLEDGE SYSTEMS+<<                                                                             7,082,668
    301,400  BORELAND SOFTWARE CORPORATION+                                                                           2,447,368
    293,100  BRINK'S COMPANY                                                                                         10,141,260
    827,100  CNET NETWORKS INCORPORATED+<<                                                                            7,807,824
    119,500  FASTCLICK INCORPORATED                                                                                   1,434,000
    185,500  HYPERION SOLUTIONS CORPORATION+                                                                          8,182,405
    632,100  INTERWOVEN INCORPORATED+                                                                                 4,924,059
    242,700  MACROMEDIA INCORPORATED+<<                                                                               8,130,450
    215,800  MAJESCO HOLDING INCORPORATED+                                                                            2,498,964
    207,600  MARCHEX INCORPORATED CLASS B+                                                                            3,869,664
    904,300  MATRIXONE INCORPORATED+                                                                                  4,313,511
    772,500  NETIQ CORPORATION+                                                                                       8,829,675
  1,076,900  OPSWARE INCORPORATED+                                                                                    5,556,804
     77,700  PACKETEER INCORPORATED+                                                                                  1,195,803
  1,916,700  PARAMETRIC TECHNOLOGY CORPORATION+                                                                      10,714,353
    143,000  PEC SOULUTIONS INCORPORATED+                                                                             1,798,940
    348,300  PROGRESS SOFTWARE CORPORATION+                                                                           9,132,426
    418,100  QUEST SOFTWARE INCORPORATED+                                                                             5,786,504
    504,600  RED HAT INCORPORATED+<<                                                                                  5,505,186
    313,600  SAFENET INCORPORATED+                                                                                    9,191,616
    362,700  SERENA SOFTWARE INCORPORATED+                                                                            8,617,752
    263,200  THQ INCORPORATED+<<                                                                                      7,406,448
  1,187,900  TIBCO SOFTWARE INCORPORATED+<<                                                                           8,849,855

                                                                                                                    146,990,680
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 9.64%
    249,900  ABLE LABORATORIES INCORPORATED+                                                                          5,862,654
    540,200  ALKERMES INCORPORATED+<<                                                                                 5,607,276
    322,800  ANGIOTECH PHARMACEUTICALS INCORPORATED+                                                                  4,954,980
    435,500  CELL THERAPEUTICS INCORPORATED+                                                                          1,563,445
    778,900  ENCYSIVE PHARMACEUTICALS INCORPORATED+                                                                   7,960,358

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
    722,100  ENDEAVOR INTERNATIONAL CORPORATION+<<                                                               $    2,520,129
    584,400  INDEVUS PHARMACEUTICALS INCORPORATED+                                                                    1,624,632
    361,100  ISOLAGEN INCORPORATED+                                                                                   2,271,319
    286,550  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                    10,906,093
     84,500  OSI PHARMACEUTICALS INCORPORATED+                                                                        3,493,230
    288,200  PENWEST PHARMACEUTICALS COMPANY+                                                                         3,562,152
    561,600  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                   9,912,240
    528,600  PROTEIN DESIGN LABS INCORPORATED+                                                                        8,452,314
    601,400  SANTARUS INCORPORATED SANTARUS+                                                                          2,922,804
    155,900  UNITED THERAPEUTICS CORPORATION+                                                                         7,123,850
    167,400  ZYMOGENETICS INCORPORATED+                                                                               2,554,524

                                                                                                                     81,292,000
                                                                                                                 --------------

COAL MINING - 0.91%
    266,500  ALPHA NATURAL RESOURCES INCORPORATED+                                                                    7,640,555
                                                                                                                 --------------

COMMUNICATIONS - 3.96%
    186,600  EQUINIX INCORPORATED+                                                                                    7,900,644
  1,670,100  EXTREME NETWORKS INCORPORATED+                                                                           9,836,889
    135,200  INPHONIC INCORPORATED+<<                                                                                 3,071,068
    366,400  LIN TV CORPORATION CLASS A+                                                                              6,203,152
    262,100  NOVATEL WIRELESS INCORPORATED+<<                                                                         2,817,575
  5,472,800  TERREMARK WORLDWIDE INCORPORATED+                                                                        3,557,320

                                                                                                                     33,386,648
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.64%
    156,400  WESTERN GAS RESOURCES INCORPORATED                                                                       5,387,980
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.29%
    277,000  ATHEROS COMMUNICATIONS+<<                                                                                2,844,790
    292,000  BENCHMARK ELECTRONICS INCORPORATED+<<                                                                    9,294,360
    278,300  DSP GROUP INCORPORATED+                                                                                  7,169,008
    576,300  MATTSON TECHNOLOGY INCORPORATED+                                                                         4,575,822
    254,100  NICE SYSTEMS LIMITED SPON ADR+                                                                           8,187,102
    534,100  NMS COMMUNICATIONS CORPORATION+<<                                                                        2,291,289
    229,300  NOVELLUS SYSTEMS INCORPORATED+<<                                                                         6,129,189
  1,167,400  PMC-SIERRA INCORPORATED+<<                                                                              10,273,120
    333,000  POLYCOM INCORPORATED+<<                                                                                  5,644,350
    414,000  REGAL-BELOIT CORPORATION                                                                                11,919,060
    694,900  TEKELEC+                                                                                                11,076,706
    193,400  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                                7,351,134

                                                                                                                     86,755,930
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.06%
    227,600  CEPHALON INCORPORATED+                                                                                  10,658,508
    315,000  CORE LABORATORIES NV+                                                                                    8,086,050
    385,500  DIGITAS INCORPORATED+                                                                                    3,893,550
    377,200  NEUROCHEM INCORPORATED+<<                                                                                4,492,452

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (CONTINUED)
    191,100  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                    $    9,258,795
    285,600  SYMYX TECHNOLOGIES INCORPORATED+                                                                         6,297,480

                                                                                                                     42,686,835
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.92%
    413,500  TEMPUR-PEDIC INTERNATIONAL+                                                                              7,715,910
                                                                                                                 --------------

HEALTH SERVICES - 5.55%
    270,400  COMMUNITY HEALTH SYSTEMS+<<                                                                              9,439,664
    948,400  HUMAN GENOME SCIENCES INCORPORATED+                                                                      8,744,248
    100,850  LCA-VISION INCORPORATED                                                                                  3,358,305
    314,200  NEKTAR THERAPEUTICS+                                                                                     4,379,948
    467,600  VALEANT PHARMACEUTICALS INTERNATIONAL                                                                   10,530,352
    653,800  VICURON PHARMACEUTICALS INCORPORATED+<<                                                                 10,303,888

                                                                                                                     46,756,405
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.41%
    362,800  CAPITAL LEASE FUNDING INCORPORATED                                                                       4,008,940
    457,600  SAXON CAPITAL INCORPORATED                                                                               7,847,840

                                                                                                                     11,856,780
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.76%
    159,200  GAYLORD ENTERTAINMENT COMPANY+                                                                           6,431,680
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.90%
    141,800  ENGINEERED SUPPORT SYSTEMS INCORPORATED<<                                                                7,589,136
                                                                                                                 --------------

INSURANCE CARRIERS - 2.56%
    219,700  ARGONAUT GROUP INCORPORATED+                                                                             4,662,034
    290,300  AXIS CAPITAL HOLDINGS LIMITED                                                                            7,849,712
    101,300  MOLINA HEALTHCARE INCORPORATED+                                                                          4,668,917
    172,100  PXRE GROUP LIMITED                                                                                       4,414,365

                                                                                                                     21,595,028
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.26%
    167,800  ANIMAS CORPORATION+                                                                                      3,391,238
    218,500  ARTHROCARE CORPORATION+                                                                                  6,227,250
    241,600  BEI TECHNOLOGIES INCORPORATED                                                                            5,791,152
    296,900  COHERENT INCORPORATED+                                                                                  10,023,344
    291,700  ESTERLINE TECHNOLOGIES CORPORATION+                                                                     10,078,235
    292,300  FORMFACTOR INCORPORATED+                                                                                 6,617,672
  1,044,000  LTX CORPORATION+                                                                                         4,635,360
    253,200  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                       3,813,192
    117,800  SONOSITE INCORPORATED+                                                                                   3,060,444
    238,600  SYNERON MEDICAL LIMITED+                                                                                 7,601,796
    348,600  WRIGHT MEDICAL GROUP INCORPORATED+                                                                       8,366,400

                                                                                                                     69,606,083
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.82%
    501,800  K2 INCORPORATED+                                                                                         6,899,750
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MISCELLANEOUS RETAIL - 1.41%
    593,000  MARVEL ENTERPRISES INCORPORATED+                                                                    $   11,860,000
                                                                                                                 --------------

MOTION PICTURES - 0.63%
    234,000  MACROVISION CORPORATION+                                                                                 5,332,860
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.83%
    220,100  OVERNITE CORPORATION                                                                                     7,040,999
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.24%
    455,000  CAPITALSOURCE INCORPORATED+                                                                             10,465,000
                                                                                                                 --------------

OIL & GAS EXTRACTION - 3.31%
    425,200  COMSTOCK RESOURCES INCORPORATED+                                                                        12,220,248
    141,200  PIONEER NATURAL RESOURCES COMPANY                                                                        6,032,064
    374,100  TODCO+<<                                                                                                 9,666,744

                                                                                                                     27,919,056
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.69%
    642,000  PLAYTEX PRODUCTS+                                                                                        5,778,000
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.43%
    103,400  INTEROIL CORPORATION+<<                                                                                  3,614,864
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.99%
    368,800  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      8,891,768
    355,800  BELDEN CDT INCORPORATED                                                                                  7,902,318

                                                                                                                     16,794,086
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.66%
    214,100  GENESEE & WYOMING INCORPORATED+                                                                          5,547,331
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.58%
    291,050  JARDEN CORPORATION+                                                                                     13,353,374
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.34%
  1,865,700  INSTINET GROUP INCORPORATED+                                                                            10,970,316
    820,600  NASDAQ STOCK MARKET INCORPORATED+                                                                        8,780,420

                                                                                                                     19,750,736
                                                                                                                 --------------

TRANSPORTATION BY AIR - 1.83%
    648,100  AIRTRAN HOLDINGS INCORPORATED+<<                                                                         5,865,305
    101,300  CHC HELICOPTER CORPORATION                                                                               4,655,748
    265,500  SKYWEST INCORPORATED                                                                                     4,935,645

                                                                                                                     15,456,698
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.09%
    432,300  GENCORP INCORPORATED+                                                                                    8,646,000
    366,600  WABASH NATIONAL CORPORATION+                                                                             8,945,040

                                                                                                                     17,591,040
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
WATER TRANSPORTATION - 1.31%
    276,700  DIANA SHIPPING INCORPORATED+<<                                                                      $    4,576,618
    331,500  DRYSHIPS INCORPORATED+                                                                                   6,460,935

                                                                                                                     11,037,553
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.42%
    532,000  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                           11,996,600
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.48%
    294,500  CYTYC CORPORATION+<<                                                                                     6,776,445
    276,300  HUGHES SUPPLY INCORPORATED                                                                               8,219,925
    226,100  NUCO2 INCORPORATED+                                                                                      5,946,430

                                                                                                                     20,942,800
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $791,656,787)                                                                             830,444,786
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 5.66%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.26%
  2,186,580  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          2,186,580
                                                                                                                 --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 5.40%
$17,500,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
             (MATURITY VALUE $17,501,424)                                             2.93%        04/01/2005        17,500,000
 28,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $28,002,240)                                             2.88         04/01/2005        28,000,000

                                                                                                                     45,500,000
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $47,686,580)                                                         47,686,580
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 0.00%

WHOLESALE TRADE-DURABLE GOODS - 0.00%
     91,364  TIMCO AVIATION SERVICES INCORPORATED&&&(a)                               8.00         01/02/2007                 0
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (COST $100)                                                                                     0
                                                                                                                 --------------
SHARES

WARRANTS - 0.00%
     36,152  TIMCO AVIATION SERVICES INCORPORATED (EXPIRES ON FEB 27, 2007)+                                                  4

TOTAL WARRANTS (COST $0)                                                                                                      4
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 3.76%

MUTUAL FUND - 3.76%
 31,723,612  WELLS FARGO MONEY MARKET TRUST~++                                                                   $   31,723,612
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $31,723,612)                                                                      31,723,612
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $871,067,079)*                        107.92%                                                              $  909,854,982
OTHER ASSETS AND LIABILITIES, NET            (7.92)                                                                 (66,792,650)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  843,062,332
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,723,612.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $13,164,800. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.07% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 96.94%

APPAREL & ACCESSORY STORES - 2.88%
    206,290  ANN TAYLOR STORES CORPORATION+<<                                                                    $    5,278,961
    280,360  CACHE INCORPORATED+                                                                                      3,798,878
    206,930  JOS.A. BANK CLOTHIERS INCORPORATED+<<                                                                    6,063,049

                                                                                                                     15,140,888
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.78%
    227,950  RUSSELL CORPORATION                                                                                      4,121,336
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.09%
    174,346  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                            5,715,062
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.99%
    173,050  WCI COMMUNITIES INCORPORATED+<<                                                                          5,205,344
                                                                                                                 --------------

BUSINESS SERVICES - 4.52%
    115,030  AVOCENT CORPORATION+                                                                                     2,951,670
    319,390  BISYS GROUP INCORPORATED+<<                                                                              5,008,035
    146,930  NCO GROUP INCORPORATED+                                                                                  2,872,481
    295,300  NDCHEALTH CORPORATION+<<                                                                                 4,718,894
    359,520  RENT-WAY INCORPORATED+                                                                                   2,948,064
    704,090  TIBCO SOFTWARE INCORPORATED+                                                                             5,245,471

                                                                                                                     23,744,615
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 3.59%
    203,590  AGRIUM INCORPORATED                                                                                      3,715,517
    205,590  GREAT LAKES CHEMICAL CORPORATION                                                                         6,603,551
    112,640  LUBRIZOL CORPORATION                                                                                     4,577,690
    118,000  PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                             3,945,920

                                                                                                                     18,842,678
                                                                                                                 --------------

COAL MINING - 0.81%
    148,190  ALPHA NATURAL RESOURCES INCORPORATED+<<                                                                  4,248,607
                                                                                                                 --------------

COMMUNICATIONS - 4.80%
  1,266,480  CINCINNATI BELL INCORPORATED+                                                                            5,382,540
    240,520  CT COMMUNICATIONS INCORPORATED                                                                           2,532,676
    236,470  FAIRPOINT COMMUNICATIONS INCORPORATED                                                                    3,539,956
    235,390  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                            4,590,105
    663,580  MEDIACOM COMMUNICATIONS CORPORATION+                                                                     4,339,813
    331,050  VALOR COMMUNICATIONS GROUP INCORPORATED                                                                  4,790,293

                                                                                                                     25,175,383
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.77%
    271,946  BROOKLINE BANCORP INCORPORATED                                                                           4,051,995
    117,980  CULLEN FROST BANKERS INCORPORATED                                                                        5,326,797
    311,190  DIME COMMUNITY BANCSHARES                                                                                4,730,088
    214,310  FIRST FINANCIAL BANCORP                                                                                  3,911,158
    137,310  FIRST REPUBLIC BANK                                                                                      4,444,725
    246,180  FRANKLIN BANK CORPORATION+                                                                               4,246,605

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
    171,840  PFF BANCORP INCORPORATED                                                                            $    4,742,784
    312,180  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                5,338,278
    180,280  SOUTH FINANCIAL GROUP INCORPORATED                                                                       5,505,751
    262,200  SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED                                                           4,811,370
    210,960  SUSQUEHANNA BANCSHARES INCORPORATED                                                                      5,143,205
    183,380  UMPQUA HOLDINGS CORPORATION                                                                              4,281,923

                                                                                                                     56,534,679
                                                                                                                 --------------

EATING & DRINKING PLACES - 2.27%
    502,510  CKE RESTAURANTS INCORPORATED+<<                                                                          7,964,783
    136,500  LANDRY'S RESTAURANTS INCORPORATED<<                                                                      3,947,580

                                                                                                                     11,912,363
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.10%
          0  ALLETE INCORPORATED                                                                                              1
    271,900  CLECO CORPORATION                                                                                        5,791,470

                                                                                                                      5,791,471
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.13%
    374,200  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+<<                                                    5,736,486
    548,510  GRAFTECH INTERNATIONAL LIMITED+                                                                          3,121,022
    441,720  GSI LUMONICS INCORPORATED+                                                                               3,993,149
    319,100  OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                  4,834,365
    341,900  PLEXUS CORPORATION+                                                                                      3,935,269
    245,400  WESTAR ENERGY INCORPORATED                                                                               5,310,456

                                                                                                                     26,930,747
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.33%
    242,780  URS CORPORATION+                                                                                         6,979,925
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.00%
    537,890  JACUZZI BRANDS INCORPORATED+<<                                                                           5,249,806
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 2.47%
    235,300  GOLD KIST INCORPORATED+                                                                                  3,741,270
    391,140  HERCULES INCORPORATED+<<                                                                                 5,663,707
    220,200  LANCE INCORPORATED                                                                                       3,538,614

                                                                                                                     12,943,591
                                                                                                                 --------------

HEALTH SERVICES - 0.79%
    129,400  APRIA HEALTHCARE GROUP INCORPORATED+                                                                     4,153,740
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 10.30%
    207,200  AMERICAN CAMPUS COMMUNITIES<<                                                                            4,351,200
    286,660  BIOMED PROPERTY TRUST INCORPORATED                                                                       5,905,196
    134,330  EASTGROUP PROPERTIES INCORPORATED                                                                        5,064,241
    249,890  EQUITY ONE INCORPORATED                                                                                  5,145,235
    367,190  FELCOR LODGING TRUST INCORPORATED+<<                                                                     4,564,172
    153,800  GLADSTONE CAPITAL CORPORATION                                                                            3,263,636
    237,650  NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                                                              4,802,907

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
    137,210  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                           $    5,532,307
    129,180  SOVRAN SELF STORAGE INCORPORATED                                                                         5,119,403
    339,550  STRATEGIC HOTEL CAPITAL INCORPORATED                                                                     4,991,385
    249,160  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                    5,344,482

                                                                                                                     54,084,164
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.26%
    231,810  COST PLUS INCORPORATED+                                                                                  6,231,053
    226,400  LINENS `N THINGS INCORPORATED+<<                                                                         5,621,512

                                                                                                                     11,852,565
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.47%
    258,400  AZTAR CORPORATION+<<                                                                                     7,379,904
    138,220  GAYLORD ENTERTAINMENT COMPANY+                                                                           5,584,088

                                                                                                                     12,963,992
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.18%
    556,580  DOT HILL SYSTEMS CORPORATION+                                                                            3,311,651
    390,760  EMULEX CORPORATION+<<                                                                                    7,361,919
    340,180  NETGEAR INCORPORATED+<<                                                                                  5,133,316
    265,632  SPARTECH CORPORATION                                                                                     5,272,795
    377,200  WESTERN DIGITAL CORPORATION+<<                                                                           4,809,300
    167,400  YORK INTERNATIONAL CORPORATION<<                                                                         6,558,732

                                                                                                                     32,447,713
                                                                                                                 --------------

INSURANCE CARRIERS - 4.76%
    343,080  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                        4,387,993
    192,070  ARGONAUT GROUP INCORPORATED+                                                                             4,075,726
    123,740  INFINITY PROPERTY AND CASUALTY CORPORATION                                                               3,868,112
    193,030  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                   5,732,991
    399,910  UNIVERSAL AMERICAN FINANCIAL CORPORATION+                                                                6,918,443

                                                                                                                     24,983,265
                                                                                                                 --------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.83%
    210,380  LAIDLAW INTERNATIONAL INCORPORATED+                                                                      4,375,904
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.78%
    118,600  ARROW INTERNATIONAL INCORPORATED<<                                                                       4,073,910
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.63%
    270,590  ACTION PERFORMANCE COMPANIES INCORPORATED+<<                                                             3,579,905
    361,480  J JILL GROUP INCORPORATED+                                                                               4,973,965

                                                                                                                      8,553,870
                                                                                                                 --------------

MISCELLANEOUS SERVICES - 1.10%
    316,500  AGCO CORPORATION+<<                                                                                      5,776,125
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.50%
    149,390  FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                                                        2,612,831
                                                                                                                 --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
OIL & GAS EXTRACTION - 3.85%
    425,700  BRIGHAM EXPLORATION COMPANY+                                                                        $    3,929,211
    214,240  CARRIZO OIL AND GAS INCORPORATED+                                                                        3,639,938
    357,390  KEY ENERGY SERVICES INCORPORATED+                                                                        4,099,263
    111,830  OCEANEERING INTERNATIONAL INCORPORATED+                                                                  4,193,625
    106,690  WHITING PETROLEUM CORPORATION+                                                                           4,350,818

                                                                                                                     20,212,855
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.52%
    211,430  CARAUSTAR INDUSTRIES INCORPORATED+                                                                       2,727,447
                                                                                                                 --------------

PERSONAL SERVICES - 0.72%
     93,630  G & K SERVICES INCORPORATED CLASS A                                                                      3,772,353
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.91%
    397,570  GENERAL CABLE CORPORATION+<<                                                                             4,798,670
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.70%
    221,430  JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                              3,664,666
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.79%
    179,650  APPLIED FILMS CORPORATION+                                                                               4,153,508
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.98%
    164,660  CABOT MICROELECTRONICS CORPORATION+<<                                                                    5,167,031
                                                                                                                 --------------

TRANSPORTATION BY AIR - 1.00%
    578,020  AIRTRAN HOLDINGS INCORPORATED+<<                                                                         5,231,081
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 4.52%
    355,380  AFTERMARKET TECHNOLOGY CORPORATION+<<                                                                    5,863,770
    308,790  ARVIN INDUSTRIES INCORPORATED<<                                                                          4,776,981
    474,250  FLEETWOOD ENTERPRISES INCORPORATED+<<                                                                    4,125,975
    487,660  ORBITAL SCIENCES CORPORATION+<<                                                                          4,720,549
    339,420  TENNECO AUTOMOTIVE INCORPORATED+<<                                                                       4,229,173

                                                                                                                     23,716,448
                                                                                                                 --------------
TRANSPORTATION SERVICES - 1.42%
    225,390  GATX CORPORATION<<                                                                                       7,480,694
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.64%
    310,610  PERFORMANCE FOOD GROUP COMPANY+                                                                          8,597,685
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 4.76%
    283,830  ADESA INCORPORATED                                                                                       6,630,269
     98,990  BORGWARNER INCORPORATED                                                                                  4,818,833
    270,570  INTERLINE BRANDS INCORPORATED+                                                                           5,170,593
    225,100  TECH DATA CORPORATION+                                                                                   8,342,206

                                                                                                                     24,961,901
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $453,466,540)                                                                             508,898,913
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COLLATERAL FOR SECURITIES LENDING - 16.45%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.64%
  3,346,645  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     $    3,346,645
                                                                                                                 --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 15.81%
$ 4,000,000  BLUE RIDGE ASSET FUNDING CORPORATION                                     2.65%        04/05/2005         3,998,760
  4,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                        2.83         04/18/2005         3,994,760
  4,000,000  CIESCO LLC                                                               2.84         04/01/2005         4,000,000
  4,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                                        2.74         04/06/2005         4,000,000
  4,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                         2.81         04/22/2005         3,993,520
 60,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $60,004,800)                                             2.88         04/01/2005        60,000,000
  3,000,000  LIQUID FUNDING LIMITED                                                   2.82         12/19/2005         3,000,000

                                                                                                                     82,987,040
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $86,333,685)                                                         86,333,685
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 3.26%

SHARES

MUTUAL FUND - 3.26%
 17,094,077  WELLS FARGO MONEY MARKET TRUST~++                                                                       17,094,077
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,094,077)                                                                      17,094,077
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $556,894,302)*                        116.65%                                                              $  612,326,675
OTHER ASSETS AND LIABILITIES, NET           (16.65)                                                                 (87,396,538)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  524,930,137
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,094,077.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $9,314,500. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.00% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                          STATEMENT OF ASSETS AND LIABILITIES --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       C&B LARGE    DISCIPLINED           EQUITY
                                                                       CAP VALUE         GROWTH           INCOME            INDEX
                                                                       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................   $544,972,524   $182,261,497   $1,338,354,390   $1,855,997,040
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ....................              0              0      115,138,167      273,675,586
   INVESTMENTS IN AFFILIATES ....................................     39,971,162      2,356,011        3,481,832       17,542,210
                                                                    ------------   ------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) .............    584,943,686    184,617,508    1,456,974,389    2,147,214,836
                                                                    ------------   ------------   --------------   --------------
   CASH .........................................................              0              0                0                0
   FOREIGN CURRENCY, AT VALUE ...................................              0              0                0                0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .............              0              0                0                0
   RECEIVABLE FOR INVESTMENTS SOLD ..............................              0              0        6,000,152       17,000,884
   RECEIVABLES FOR DIVIDENDS AND INTEREST .......................        810,704         79,795        1,821,896        2,575,468
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ............              0              0                0            9,200
   PREPAID EXPENSES AND OTHER ASSETS ............................              0              0                0            7,223
                                                                    ------------   ------------   --------------   --------------
TOTAL ASSETS ....................................................    585,754,390    184,697,303    1,464,796,437    2,166,807,611
                                                                    ------------   ------------   --------------   --------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ..........................              0              0                0        2,690,821
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ......              0              0                0           21,750
   FOREIGN TAXES PAYABLE ........................................              0              0                0                0
   PAYABLE FOR INVESTMENTS PURCHASED ............................      2,548,995              0                0           54,334
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........        369,032        121,132          675,849                0
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ......................              0          3,794            2,124              915
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS               0              0                0                0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .......................              0              0      115,138,167      273,675,586
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................          5,506         30,571           34,618                0
                                                                    ------------   ------------   --------------   --------------
TOTAL LIABILITIES ...............................................      2,923,533        155,497      115,850,758      276,443,406
                                                                    ------------   ------------   --------------   --------------
TOTAL NET ASSETS ................................................   $582,830,857   $184,541,806   $1,348,945,679   $1,890,364,205
                                                                    ============   ============   ==============   ==============
INVESTMENTS AT COST .............................................   $576,756,233   $163,007,746   $1,130,690,355   $1,830,421,812
                                                                    ============   ============   ==============   ==============
FOREIGN CURRENCIES AT COST ......................................   $          0   $          0   $            0   $            0
                                                                    ============   ============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE .............................   $          0   $          0   $  121,728,300   $  344,219,472
                                                                    ============   ============   ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   INTERNATIONAL  INTERNATIONAL    INTERNATIONAL        LARGE CAP
                                                                          EQUITY         GROWTH            INDEX     APPRECIATION
                                                                       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................   $153,648,727   $  156,287,911   $  151,924,146   $  119,141,970
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ....................      7,012,641        7,398,731        4,786,120                0
   INVESTMENTS IN AFFILIATES ....................................      4,537,042        1,316,254        2,762,019        3,918,103
                                                                    ------------   --------------   --------------   --------------

TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) .............    165,198,410      165,002,896      159,472,285      123,060,073
                                                                    ------------   --------------   --------------   --------------

   CASH .........................................................              0                0          350,000                0
   FOREIGN CURRENCY, AT VALUE ...................................              0           49,616        1,634,919                0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .............              0                0          231,227                0
   RECEIVABLE FOR INVESTMENTS SOLD ..............................         55,009          821,803           48,519                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .......................      1,132,713          411,787          663,116          143,763
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ............              0                0                0                0
   PREPAID EXPENSES AND OTHER ASSETS ............................              0                0                0                0
                                                                    ------------   --------------   --------------   --------------
TOTAL ASSETS ....................................................    166,386,132      166,286,102      162,400,066      123,203,836
                                                                    ------------   --------------   --------------   --------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ..........................              0                0                0                0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ......              0                0                0                0
   FOREIGN TAXES PAYABLE ........................................         11,974                0                0              424
   PAYABLE FOR INVESTMENTS PURCHASED ............................        852,250          488,988           59,035          876,052
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........        137,964          144,100           61,847           75,193
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ......................          2,300              634              634            1,332
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS           3,211            9,660                0                0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .......................      7,012,641        7,398,731        4,786,120                0
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................         16,794           14,780            4,385           56,568
                                                                    ------------   --------------   --------------   --------------
TOTAL LIABILITIES ...............................................      8,037,134        8,056,893        4,912,021        1,009,569
                                                                    ------------   --------------   --------------   --------------
TOTAL NET ASSETS ................................................   $158,348,998   $  158,229,209   $  157,488,045   $  122,194,267
                                                                    ============   ==============   ==============   ==============
INVESTMENTS AT COST .............................................   $149,926,292   $  152,157,496   $  144,896,866   $  108,434,023
                                                                    ============   ==============   ==============   ==============
FOREIGN CURRENCIES AT COST ......................................   $          0   $       49,639   $    1,664,614   $            0
                                                                    ============   ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE .............................   $  4,345,839   $    6,995,346   $    4,553,053   $            0
                                                                    ============   ==============   ==============   ==============

                                                                       LARGE CAP  LARGE COMPANY                         SMALL CAP
                                                                           VALUE         GROWTH         OVERSEAS            INDEX
                                                                       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................   $357,708,914   $3,245,872,006   $  152,000,677   $  327,447,430
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ....................              0      131,188,095       10,233,394       67,993,083
   INVESTMENTS IN AFFILIATES ....................................      8,623,397       33,950,160        1,513,097        5,435,090
                                                                    ------------   --------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) .............    366,332,311    3,411,010,261      163,747,168      400,875,603
                                                                    ------------   --------------   --------------   --------------
   CASH .........................................................              0                0                0                0
   FOREIGN CURRENCY, AT VALUE ...................................              0                0        3,170,964                0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .............              0                0                0           13,200
   RECEIVABLE FOR INVESTMENTS SOLD ..............................     10,473,319                0                0                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .......................        577,822        3,821,409          983,785          268,490
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ............              0                0                0                0
   PREPAID EXPENSES AND OTHER ASSETS ............................              0            1,280            5,220                0
                                                                    ------------   --------------   --------------   --------------
TOTAL ASSETS ....................................................    377,383,452    3,414,832,950      167,907,137      401,157,293
                                                                    ------------   --------------   --------------   --------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ..........................              0                0                0                0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ......              0                0                0                0
   FOREIGN TAXES PAYABLE ........................................              0                0                0                0
   PAYABLE FOR INVESTMENTS PURCHASED ............................      9,981,060                0           16,798                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........        238,977        1,963,393          140,841           58,589
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ......................          1,164                0            1,846              352
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS               0                0                0                0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .......................              0      131,188,095       10,233,394       67,993,083
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................         21,462           14,600                0           11,515
                                                                    ------------   --------------   --------------   --------------
TOTAL LIABILITIES ...............................................     10,242,663      133,166,088       10,392,879       68,063,539
                                                                    ------------   --------------   --------------   --------------
TOTAL NET ASSETS ................................................   $367,140,789   $3,281,666,862   $  157,514,258   $  333,093,754
                                                                    ============   ==============   ==============   ==============
INVESTMENTS AT COST .............................................   $340,465,782   $3,055,060,425   $  128,381,729   $  324,301,565
                                                                    ============   ==============   ==============   ==============
FOREIGN CURRENCIES AT COST ......................................   $          0   $            0   $    3,193,331   $            0
                                                                    ============   ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE .............................   $          0   $  163,194,898   $    9,707,868   $   68,773,982
                                                                    ============   ==============   ==============   ==============

                                          STATEMENT OF ASSETS AND LIABILITIES --
WELLS FARGO MASTER PORTFOLIOS                         MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   SMALL COMPANY  SMALL COMPANY
                                                                          GROWTH          VALUE
                                                                       PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...............................   $830,444,790   $508,898,913
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ....................     47,686,580     86,333,685
   INVESTMENTS IN AFFILIATES ....................................     31,723,612     17,094,077
                                                                    ------------   ------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) .............    909,854,982    612,326,675
                                                                    ------------   ------------
   CASH .........................................................              0              0
   FOREIGN CURRENCY, AT VALUE ...................................              0              0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .............              0              0
   RECEIVABLE FOR INVESTMENTS SOLD ..............................      4,106,484              0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .......................        311,868        621,033
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ............              0              0
   PREPAID EXPENSES AND OTHER ASSETS ............................              0              0
                                                                    ------------   ------------
TOTAL ASSETS ....................................................    914,273,334    612,947,708
                                                                    ------------   ------------

LIABILITIES
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS ..........................              0              0
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ......              0              0
   FOREIGN TAXES PAYABLE ........................................              0              0
   PAYABLE FOR INVESTMENTS PURCHASED ............................     22,851,774      1,247,023
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ........        655,849        413,586
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ......................          1,051          1,485
   UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS               0              0
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .......................     47,686,580     86,333,685
   ACCRUED EXPENSES AND OTHER LIABILITIES .......................         15,748         21,792
                                                                    ------------   ------------
TOTAL LIABILITIES ...............................................     71,211,002     88,017,571
                                                                    ------------   ------------
TOTAL NET ASSETS ................................................   $843,062,332   $524,930,137
                                                                    ============   ============
INVESTMENTS AT COST .............................................   $871,067,079   $556,894,302
                                                                    ============   ============
FOREIGN CURRENCIES AT COST ......................................   $          0   $          0
                                                                    ============   ============
SECURITIES ON LOAN, AT MARKET VALUE .............................   $ 58,471,358   $ 91,970,107
                                                                    ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                   STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS
WELLS FARGO MASTER PORTFOLIOS                   ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       C&B LARGE    DISCIPLINED           EQUITY
                                                                       CAP VALUE         GROWTH           INCOME            INDEX
                                                                    PORTFOLIO(2)      PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .................................................   $  2,080,229   $  1,501,169   $   22,924,433   $   22,988,396
   INTEREST .....................................................         97,697              0            4,724           17,995
   INCOME FROM AFFILIATED SECURITIES ............................        230,211         57,416           67,037          485,062
   SECURITIES LENDING INCOME, NET ...............................              0          5,651           33,665          127,375
                                                                    ------------   ------------   --------------   --------------
TOTAL INVESTMENT INCOME .........................................      2,408,137      1,564,236       23,029,859       23,618,828
                                                                    ------------   ------------   --------------   --------------

EXPENSES
   ADVISORY FEES ................................................        985,110        688,689        5,551,124          849,970
   CUSTODY FEES .................................................         26,364         18,365          159,297          193,417
   ACCOUNTING FEES ..............................................              0              0                0                0
   AUDIT FEES ...................................................          5,721          9,972           10,470           11,619
   LEGAL FEES ...................................................            159             49            5,626              499
   SHAREHOLDER REPORTS ..........................................          1,650             49            5,984            9,972
   TRUSTEES' FEES ...............................................          3,684          3,684            3,684            3,684
   OTHER FEES AND EXPENSES ......................................            699          1,103           20,549           28,721
                                                                    ------------   ------------   --------------   --------------
TOTAL EXPENSES ..................................................      1,023,387        721,911        5,756,734        1,097,882
                                                                    ------------   ------------   --------------   --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .................        (14,323)            (8)      (1,100,976)        (908,442)
   NET EXPENSES .................................................      1,009,064        721,903        4,655,758          189,440
                                                                    ------------   ------------   --------------   --------------
NET INVESTMENT INCOME (LOSS) ....................................      1,399,073        842,333       18,374,101       23,429,388
                                                                    ------------   ------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ........................................      1,606,644      3,267,066      185,552,770       48,284,021
   FUTURES TRANSACTIONS .........................................              0              0                0          612,054
   AFFILIATED SECURITIES ........................................              0              0                0          455,748
                                                                    ------------   ------------   --------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......................      1,606,644      3,267,066      185,552,770       49,351,823
                                                                    ------------   ------------   --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ........................................      8,187,453      7,851,458      (66,942,468)      53,715,790
   FORWARD FOREIGN CURRENCY CONTRACTS ...........................              0              0                0                0
   FUTURES TRANSACTIONS .........................................              0              0                0           83,125
                                                                    ------------   ------------   --------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ..................................................      8,187,453      7,851,458      (66,942,468)      53,798,915
                                                                    ============   ============   ==============   ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..........      9,794,097     11,118,524      118,610,302      103,150,738
                                                                    ------------   ------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .   $ 11,193,170   $ 11,960,857   $  136,984,403   $  126,580,126
                                                                    ============   ============   ==============   ==============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ......................   $          0   $          0   $       18,635   $            0
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.
   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS
ENDED MARCH 31, 2005 (UNAUDITED)                   WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   INTERNATIONAL  INTERNATIONAL    INTERNATIONAL        LARGE CAP
                                                                          EQUITY         GROWTH            INDEX     APPRECIATION
                                                                       PORTFOLIO   PORTFOLIO(3)     PORTFOLIO(3)        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .................................................   $  1,648,021   $    823,568   $    1,560,715   $    1,194,878
   INTEREST .....................................................              0         21,727           46,849                0
   INCOME FROM AFFILIATED SECURITIES ............................         32,881         36,511           20,766           34,431
   SECURITIES LENDING INCOME, NET ...............................         23,107            789              261            2,560
                                                                    ------------   ------------   --------------   --------------
TOTAL INVESTMENT INCOME .........................................      1,704,009        882,595        1,628,591        1,231,869
                                                                    ------------   ------------   --------------   --------------

EXPENSES
   ADVISORY FEES ................................................        810,608        724,217          271,011          418,221
   CUSTODY FEES .................................................         85,327         76,233           77,432           11,949
   ACCOUNTING FEES ..............................................         10,776          3,494            3,494                0
   AUDIT FEES ...................................................         13,064         10,668            7,760            6,234
   LEGAL FEES ...................................................             49          1,940            1,940               49
   SHAREHOLDER REPORTS ..........................................            373             48               48               49
   TRUSTEES' FEES ...............................................          3,684          3,684            3,684            3,684
   OTHER FEES AND EXPENSES ......................................          6,519          3,127            3,555              728
                                                                    ------------   ------------   --------------   --------------
TOTAL EXPENSES ..................................................        930,400        823,411          368,924          440,914
                                                                    ------------   ------------   --------------   --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .................         (3,236)        (1,428)            (617)              (3)
   NET EXPENSES .................................................        927,164        821,983          368,307          440,911
                                                                    ------------   ------------   --------------   --------------
NET INVESTMENT INCOME (LOSS) ....................................        776,845         60,612        1,260,284          790,958
                                                                    ------------   ------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .......................................     61,097,438      3,774,921        1,839,502        6,341,704
   FUTURES TRANSACTIONS .........................................              0              0          256,101                0
   AFFILIATED SECURITIES ........................................              0              0                0                0
                                                                                   ------------   --------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......................     61,097,438      3,774,921        2,095,603        6,341,704
                                                                    ------------   ------------   --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .......................................    (42,007,616)    12,846,773       14,541,006        5,490,526
   FORWARD FOREIGN CURRENCY CONTRACTS ...........................         (3,211)        (9,660)               0                0
   FUTURES TRANSACTIONS .........................................              0              0          (56,926)               0
                                                                    ------------   ------------   --------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ..................................................    (42,010,827)    12,837,113       14,484,080        5,490,526
                                                                    ============   ============   ==============   ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..........     19,086,611     16,612,034       16,579,683       11,832,230
                                                                    ------------   ------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .   $ 19,863,456   $ 16,672,646   $   17,839,967   $   12,623,188
                                                                    ============   ============   ==============   ==============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ......................   $    202,214   $    101,356   $      167,550   $            0
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.
   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

                                                                       LARGE CAP  LARGE COMPANY                         SMALL CAP
                                                                           VALUE         GROWTH         OVERSEAS            INDEX
                                                                       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .................................................   $  3,065,752   $ 35,465,412   $    1,754,725   $    1,905,198
   INTEREST .....................................................         37,403              0            6,398            3,858
   INCOME FROM AFFILIATED SECURITIES ............................         66,598        309,307           16,222           59,395
   SECURITIES LENDING INCOME, NET ...............................          8,964        109,962           35,760           80,568
                                                                    ------------   ------------   --------------   --------------
TOTAL INVESTMENT INCOME .........................................      3,178,717     35,884,681        1,813,105        2,049,019
                                                                    ------------   ------------   --------------   --------------

EXPENSES
   ADVISORY FEES ................................................      1,091,543     11,669,549          758,426          330,015
   CUSTODY FEES .................................................         29,108        349,491           79,834           33,002
   ACCOUNTING FEES ..............................................              0              0           13,712                0
   AUDIT FEES ...................................................          7,730         12,816            9,324            9,375
   LEGAL FEES ...................................................             49         13,563              450               49
   SHAREHOLDER REPORTS ..........................................             49         34,405              399               49
   TRUSTEES' FEES ...............................................          3,684          3,684            3,684            3,684
   OTHER FEES AND EXPENSES ......................................            116         20,505            3,667            1,622
                                                                    ------------   ------------   --------------   --------------
TOTAL EXPENSES ..................................................      1,132,279     12,104,013          869,496          377,796
                                                                    ------------   ------------   --------------   --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .................              0         (7,127)            (323)        (111,085)
   NET EXPENSES .................................................      1,132,279     12,096,886          869,173          266,711
                                                                    ------------   ------------   --------------   --------------
NET INVESTMENT INCOME (LOSS) ....................................      2,046,438     23,787,795          943,932        1,782,308
                                                                    ------------   ------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ........................................     14,512,774     58,584,176        6,935,042        6,648,999
   FUTURES TRANSACTIONS .........................................              0              0                0          384,036
   AFFILIATED SECURITIES ........................................              0              0                0                0
                                                                    ------------   ------------   --------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......................     14,512,774     58,584,176        6,935,042        7,033,035
                                                                    ------------   ------------   --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ........................................     14,597,384    (44,270,558)      16,570,724       24,118,603
   FORWARD FOREIGN CURRENCY CONTRACTS ...........................              0              0                0                0
   FUTURES TRANSACTIONS .........................................              0              0                0         (255,275)
                                                                    ------------   ------------   --------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ..................................................     14,597,384    (44,270,558)      16,570,724       23,863,328
                                                                    ============   ============   ==============   ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..........     29,110,158     14,313,618       23,505,766       30,896,363
                                                                    ------------   ------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .   $ 31,156,596   $ 38,101,413   $   24,449,698   $   32,678,671
                                                                    ============   ============   ==============   ==============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ......................   $          0   $          0   $      184,103   $          308
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.
   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

                                   STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS
WELLS FARGO MASTER PORTFOLIOS                   ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   SMALL COMPANY  SMALL COMPANY
                                                                          GROWTH          VALUE
                                                                       PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .................................................   $  1,938,810   $  3,223,905
   INTEREST .....................................................         12,901              0
   INCOME FROM AFFILIATED SECURITIES ............................        198,112        144,303
   SECURITIES LENDING INCOME, NET ...............................         54,251        115,492
                                                                    ------------   ------------
TOTAL INVESTMENT INCOME .........................................      2,204,074      3,483,700
                                                                    ------------   ------------

EXPENSES
   ADVISORY FEES ................................................      3,727,513      2,239,636
   CUSTODY FEES .................................................         84,773         49,832
   ACCOUNTING FEES ..............................................              0              0
   AUDIT FEES ...................................................         10,221          9,375
   LEGAL FEES ...................................................          1,496             49
   SHAREHOLDER REPORTS ..........................................          8,974             49
   TRUSTEES' FEES ...............................................          3,684          3,684
   OTHER FEES AND EXPENSES ......................................          4,761          3,072
                                                                    ------------   ------------
TOTAL EXPENSES ..................................................      3,841,422      2,305,697
                                                                    ------------   ------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .................           (230)       (36,104)
   NET EXPENSES .................................................      3,841,192      2,269,593
                                                                    ------------   ------------
NET INVESTMENT INCOME (LOSS) ....................................     (1,637,118)     1,214,107
                                                                    ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ........................................     63,885,248     56,273,511
   FUTURES TRANSACTIONS .........................................              0              0
   AFFILIATED SECURITIES ........................................              0              0
                                                                    ------------   ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .......................     63,885,248     56,273,511
                                                                    ------------   ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION .......................................    (22,348,487)        (6,674)
   FORWARD FOREIGN CURRENCY CONTRACTS ...........................              0              0
   FUTURES TRANSACTIONS .........................................              0              0
                                                                    ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ..................................................    (22,348,487)        (6,674)
                                                                    ============   ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..........     41,536,761     56,266,837
                                                                    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .   $ 39,899,643   $ 57,480,944
                                                                    ============   ============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ......................   $      5,863   $          0
   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.
   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      C&B LARGE CAP
                                                    VALUE PORTFOLIO(1)
                                                   -------------------
                                                   (UNAUDITED) FOR THE
                                                          PERIOD ENDED
                                                        MARCH 31, 2005
----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................      $              0

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............             1,399,073
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....             1,606,644
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............             8,187,453
                                                      ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................            11,193,170
                                                      ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
    CONTRIBUTIONS ..............................           579,430,318
    WITHDRAWALS ................................            (7,792,631)
                                                      ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............           571,637,687
                                                      ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........           582,830,857
                                                      ----------------
ENDING NET ASSETS ..............................      $    582,830,857
                                                      ================

(1) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                        DISCIPLINED GROWTH PORTFOLIO             EQUITY INCOME PORTFOLIO
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    178,341,304    $     68,952,232    $  1,739,060,014    $  1,722,271,878

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            842,333             422,486          18,374,101          33,621,007
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          3,267,066           8,120,696         185,552,770         120,946,408
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............          7,851,458           1,213,865         (66,942,468)        130,168,706
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         11,960,857           9,757,047         136,984,403         284,736,121
                                                   ----------------    ----------------    ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
    CONTRIBUTIONS ..............................          2,563,210         117,935,478          13,675,170          62,374,582
    WITHDRAWALS ................................         (8,323,565)        (18,303,453)       (540,773,908)       (330,322,567)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............         (5,760,355)         99,632,025        (527,098,738)       (267,947,985)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........          6,200,502         109,389,072        (390,114,335)         16,788,136
                                                   ----------------    ----------------    ----------------    ----------------
ENDING NET ASSETS ..............................   $    184,541,806    $    178,341,304    $  1,348,945,679    $  1,739,060,014
                                                   ================    ================    ================    ================

                                                              INDEX PORTFOLIO
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $  1,846,126,209    $  1,519,471,820

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............         23,429,388          30,419,342
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         49,351,823          20,460,405
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............         53,798,915         161,202,670
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................        126,580,126         212,082,417
                                                   ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
    CONTRIBUTIONS ..............................         89,553,980         298,540,563
    WITHDRAWALS ................................       (171,896,110)       (183,968,591)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............        (82,342,130)        114,571,972
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........         44,237,996         326,654,389
                                                   ----------------    ----------------
ENDING NET ASSETS ..............................   $  1,890,364,205    $  1,846,126,209
                                                   ================    ================

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            INTERNATIONAL       INTERNATIONAL
                                                                                                GROWTH              INDEX
                                                      INTERNATIONAL EQUITY PORTFOLIO         PORTFOLIO(2)        PORTFOLIO(2)
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)         (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED    SIX MONTHS ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005      MARCH 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    461,906,264    $    558,639,567    $              0    $              0

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            776,845           4,097,628              60,612           1,260,284
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         61,097,438          35,988,895           3,774,921           2,095,603
    NET CHANGE IN UNREALIZED APPRECIATION
        (DEPRECIATION) OF INVESTMENTS ..........        (42,010,827)         26,097,428          12,837,113          14,484,080
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..................         19,863,456          66,183,951          16,672,646          17,839,967
                                                   ----------------    ----------------    ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS ..............................         10,736,847          55,396,567         158,335,896         154,700,241
    WITHDRAWALS ................................       (334,157,569)       (218,313,821)        (16,779,333)        (15,052,163)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL INTERESTS ............       (323,420,722)       (162,917,254)        141,556,563         139,648,078
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........       (303,557,266)        (96,733,303)        158,229,209         157,488,045
                                                   ----------------    ----------------    ----------------    ----------------
ENDING NET ASSETS ..............................   $    158,348,998    $    461,906,264    $    158,229,209    $    157,488,045
                                                   ================    ================    ================    ================

(2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                     LARGE CAP VALUE
                                                     LARGE CAP APPRECIATION PORTFOLIO                   PORTFOLIO
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    114,158,777    $     87,988,404    $    225,993,634    $    176,504,265

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            790,958             490,638           2,046,438           2,621,682
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          6,341,704           8,831,645          14,512,774          13,518,763
    NET CHANGE IN UNREALIZED APPRECIATION
        (DEPRECIATION) OF INVESTMENTS ..........          5,490,526             332,152          14,597,384          15,926,689
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..................         12,623,188           9,654,435          31,156,596          32,067,134
                                                   ----------------    ----------------    ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS ..............................          4,968,952          31,152,727         129,693,204          39,668,894
    WITHDRAWALS ................................         (9,556,650)        (14,636,789)        (19,702,645)        (22,246,659)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL INTERESTS ............         (4,587,698)         16,515,938         109,990,559          17,422,235
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........          8,035,490          26,170,373         141,147,155          49,489,369
                                                   ----------------    ----------------    ----------------    ----------------
ENDING NET ASSETS ..............................   $    122,194,267    $    114,158,777    $    367,140,789    $    225,993,634
                                                   ================    ================    ================    ================

                                                              LARGE COMPANY
                                                             GROWTH PORTFOLIO
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $  3,403,979,864    $  3,142,794,537

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............         23,787,795          (2,998,613)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         58,584,176          27,110,210
    NET CHANGE IN UNREALIZED APPRECIATION
        (DEPRECIATION) OF INVESTMENTS ..........        (44,270,558)         56,425,249
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..................         38,101,413          80,536,846
                                                   ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS ..............................        117,708,977         617,149,615
    WITHDRAWALS ................................       (278,123,392)       (436,501,134)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
    INVESTORS' BENEFICIAL INTERESTS ............       (160,414,415)        180,648,481
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........       (122,313,002)        261,185,327
                                                   ----------------    ----------------
ENDING NET ASSETS ..............................   $  3,281,666,862    $  3,403,979,864
                                                   ================    ================

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          OVERSEAS PORTFOLIO(3)
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    155,296,981    $              0

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............            943,932           3,949,505
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          6,935,042           6,412,521
    NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ............         16,570,724          18,770,563
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         24,449,698          29,132,589
                                                   ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS ..............................          1,226,639         158,805,034
    WITHDRAWALS ................................        (23,459,060)        (32,640,642
                                                   ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............        (22,232,421)        126,164,392
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........          2,217,277         155,296,981
                                                   ----------------    ----------------
ENDING NET ASSETS ..............................   $    157,514,258    $    155,296,981
                                                   ================    ================

(3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                        SMALL CAP INDEX PORTFOLIO             SMALL COMPANY GROWTH PORTFOLIO
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    311,448,570    $    239,357,242    $    798,352,072    $    673,051,277

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............          1,782,308           2,720,043          (1,637,118)         (4,997,941)
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          7,033,035          19,154,353          63,885,248         133,365,380
    NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ............         23,863,328          36,954,209         (22,348,487)        (43,446,929)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         32,678,671          58,828,605          39,899,643          84,920,510
                                                   ----------------    ----------------    ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS ..............................         14,563,705          53,926,147          59,132,487         128,018,265
    WITHDRAWALS ................................        (25,597,192)        (40,663,424)        (54,321,870)        (87,637,980)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............        (11,033,487)         13,262,723           4,810,617          40,380,285
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........         21,645,184          72,091,328          44,710,260         125,300,795
                                                   ----------------    ----------------    ----------------    ----------------
ENDING NET ASSETS ..............................   $    333,093,754    $    311,448,570    $    843,062,332    $    798,352,072
                                                   ================    ================    ================    ================

                                                      SMALL COMPANY VALUE PORTFOLIO
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    445,746,360    $    291,539,627

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............          1,214,107           2,087,792
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         56,273,511          49,788,049
    NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ............             (6,674)         23,772,645
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         57,480,944          75,648,486
                                                   ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS ..............................         55,450,923         130,115,327
    WITHDRAWALS ................................        (33,748,090)        (51,557,080)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............         21,702,833          78,558,247
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........         79,183,777         154,206,733
                                                   ----------------    ----------------
ENDING NET ASSETS ..............................   $    524,930,137    $    445,746,360
                                                   ================    ================

WELLS FARGO MASTER PORTFOLIOS                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         --------------------------------------------------               PORTFOLIO
                                                         NET INVESTMENT      GROSS     EXPENSES         NET        TOTAL   TURNOVER
                                                          INCOME (LOSS)   EXPENSES       WAIVED    EXPENSES    RETURN(2)       RATE
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 6, 2004(3) TO MARCH 31, 2005 (UNAUDITED) .....        1.06%         0.78%      (0.01)%       0.77%        0.93%         5%

DISCIPLINED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        0.92%         0.79%       0.00%        0.79%        6.67%        28%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.28%         0.80%      (0.26)%       0.54%        9.88%        87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.28%         0.88%      (0.15)%       0.73%       25.65%       117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.27%         0.91%      (0.18)%       0.73%      (12.57)%      156%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        0.15%         0.82%      (0.10)%       0.72%      (20.55)%      181%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        0.20%         0.84%      (0.09)%       0.75%       19.94%       106%

EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        2.31%         0.72%      (0.14)%       0.58%        8.71%         4%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        1.86%         0.77%      (0.21)%       0.56%       17.04%        11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        2.01%         0.78%      (0.11)%       0.67%       20.66%         9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        1.61%         0.78%      (0.10)%       0.68%      (19.49)%       12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        1.29%         0.78%      (0.10)%       0.68%       (8.61)%        3%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        1.42%         0.76%      (0.09)%       0.67%        1.59%         9%

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        2.42%         0.11%      (0.09)%       0.02%        6.87%         3%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        1.71%         0.17%      (0.14)%       0.03%       13.87%         2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        1.70%         0.18%      (0.05)%       0.13%       24.42%         3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        1.40%         0.18%      (0.05)%       0.13%      (20.52)%        4%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        1.23%         0.18%      (0.05)%       0.13%      (26.56)%        2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        1.13%         0.18%      (0.05)%       0.13%       13.21%         8%

INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        0.91%         1.09%       0.00%        1.09%       10.77%        81%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.86%         1.11%      (0.15)%       0.96%       13.84%        33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.81%         1.12%      (0.03)%       1.09%       18.39%        75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.54%         1.26%      (0.02)%       1.24%      (19.04)%       38%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        0.57%         1.31%      (0.04)%       1.27%      (28.86)%       33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        0.06%         1.39%      (0.09)%       1.30%       21.90%        64%

INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 6, 2004(3) TO MARCH 31, 2005 (UNAUDITED) ......        0.08%         1.08%       0.00%        1.08%       11.30%        34%

INTERNATIONAL INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 6, 2004(3) TO MARCH 31, 2005 (UNAUDITED) ......        1.63%         0.48%       0.00%        0.48%       11.90%        12%

LARGE CAP APPRECIATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.32%         0.74%       0.00%        0.74%       11.29%        67%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.50%         0.76%      (0.14)%       0.62%       10.56%       149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.29%         0.81%      (0.09)%       0.72%       18.50%       153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.37%         0.88%      (0.16)%       0.72%      (20.04)%      123%
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 ..............        1.51%         0.79%      (0.07)%       0.72%       (7.01)%       10%

LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.41%         0.78%       0.00%        0.78%       12.10%        75%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        1.25%         0.80%      (0.18)%       0.62%       17.82%       122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ..............        0.64%         0.86%      (0.32)%       0.54%       (1.80)%        3%

LARGE COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.36%         0.69%       0.00%        0.69%        0.85%         6%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................       (0.09)%        0.76%      (0.08)%       0.68%        2.96%        14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................       (0.24)%        0.78%      (0.02)%       0.76%       27.90%        13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................       (0.34)%        0.78%       0.00%        0.78%      (22.32)%       18%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................       (0.29)%        0.78%       0.00%        0.78%      (39.70)%       13%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................       (0.30)%        0.77%       0.00%        0.77%       33.13%         9%

OVERSEAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.18%         1.09%       0.00%        1.09%       16.42%         3%
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004 .............        2.61%         1.02%      (0.18)%       0.84%       20.00%        24%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                               WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         --------------------------------------------------               PORTFOLIO
                                                         NET INVESTMENT      GROSS     EXPENSES         NET        TOTAL   TURNOVER
                                                          INCOME (LOSS)   EXPENSES       WAIVED    EXPENSES    RETURN(2)       RATE
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.08%         0.23%      (0.07)%       0.16%       10.58%         7%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.93%         0.28%      (0.19)%       0.09%       23.97%        17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.74%         0.31%      (0.02)%       0.29%       27.79%        11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.57%         0.33%      (0.01)%       0.32%       (2.60)%       17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        0.90%         0.33%      (0.01)%       0.32%      (12.27)%       25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        1.03%         0.34%      (0.01)%       0.33%       23.09%        42%

SMALL COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........       (0.39)%        0.91%       0.00%        0.91%        5.10%        64%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................       (0.63)%        0.93%      (0.07)%       0.86%       12.70%       145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................       (0.35)%        0.94%      (0.02)%       0.92%       37.90%       163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................       (0.40)%        0.94%       0.00%        0.94%      (19.95)%      169%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................       (0.17)%        0.94%       0.00%        0.94%      (23.09)%      206%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................       (0.28)%        0.94%       0.00%        0.94%       34.41%       203%

SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        0.49%         0.93%      (0.02)%       0.91%       12.61%        41%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.54%         0.93%      (0.13)%       0.80%       23.72%        64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.70%         0.95%      (0.16)%       0.79%       38.33%        80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.68%         0.98%      (0.19)%       0.79%       (2.16)%       98%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        1.32%         0.97%      (0.18)%       0.79%       10.70%        90%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        1.37%         1.00%      (0.19)%       0.81%       14.05%       114%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower has certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than year are not annualised.

(3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 18 separate investment portfolios. These financial statements present the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, International Growth Portfolio, International Index Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Overseas Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2005, the following Fund(s) held futures contracts:

                                                                                                Net Unrealized
                                                                                                 Appreciation
Fund                            Contracts       Type        Expiration Date   Notional Amount   (Depreciation)
INDEX PORTFOLIO                  58 Long    S&P 500 Index      June 2005        $17,160,725       $   5,825

INTERNATIONAL INDEX PORTFOLIO    56 Long    DJ Eurostoxx       June 2005          2,273,581         (14,990)
                                 21 Long     FTSE Index        June 2005          2,007,949         (28,926)
                                 14 Long        Topix          June 2005          1,589,122         (13,010)

SMALL CAP INDEX PORTFOLIO        16 Long    Russell 2000       June 2005          5,060,875        (117,675)

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2004, Wells Fargo Bank, N.A. was entitled to receive 40% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at March 31, 2005 are shown on the Statement of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                       Sub-Advisory
                                               Advisory Fees**                                                          Fees (% of
                           Average Daily       (% of Average                                       Average Daily       Average Daily
Portfolio                    Net Assets      Daily Net Assets)         Sub-Advisory                 Net Assets          Net Assets)
C&B LARGE CAP             $0 - $ 499 million       0.750           Cooke & Bieler, L.P.              $0 - $249 million     0.45
VALUE PORTFOLIO         $500 - $ 999 million       0.700                                           $250 - $499 million     0.40
                          $1 - $2.99 billion       0.650                                           $500 - $749 million     0.35
                          $3 - $4.99 billion       0.625                                                > $750 million     0.30
                             > $4.99 billion       0.600

DISCIPLINED               $0 -  $499 million       0.750          Smith Asset Management             $0 - $200 million     0.30
GROWTH PORTFOLIO         $500 - $999 million       0.700                                           $200 - $500 million     0.20
                          $1 - $2.99 billion       0.650                                                > $500 million     0.15
                          $3 - $4.99 billion       0.625
                             > $4.99 billion       0.600

EQUITY INCOME              $0 - $499 million       0.750         Wells Capital Management            $0 - $200 million     0.25
PORTFOLIO                $500 - $999 million       0.700               Incorporated                $200 - $400 million     0.20
                          $1 - $2.99 billion       0.650                                                > $400 million     0.15
                          $3 - $4.99 billion       0.625
                             > $4.99 billion       0.600

INDEX PORTFOLIO           $0 -  $999 million       0.100         Wells Capital Management            $0 - $200 million     0.02
                          $1 - $4.99 billion       0.075               Incorporated                     > $200 million     0.01
                             > $4.99 billion       0.050

INTERNATIONAL              $0 - $499 million       0.950                 New Star                     $0 - $50 million     0.35
EQUITY PORTFOLIO*        $500 - $999 million       0.900          Institutional Managers            $50 - $550 million     0.29
                          $1 - $2.99 billion       0.850                  Limited                       > $550 million     0.20
                          $3 - $4.99 billion       0.825
                             > $4.99 billion       0.800

INTERNATIONAL             $0 -  $499 million       0.950           Artisan Partners L.P.                                   0.70
GROWTH PORTFOLIO         $500 - $999 million       0.900
                          $1 - $2.99 billion       0.850
                          $3 - $4.99 billion       0.825
                             > $4.99 billion       0.800

INTERNATIONAL              $0 - $999 million       0.350       Barclays Global Fund Advisors                               0.30
INDEX PORTFOLIO           $1 - $4.99 billion       0.325
                             > $4.99 billion       0.300

LARGE CAP                  $0 - $999 million       0.700              Cadence Capital                $0 - $250 million     0.30
APPRECIATION PORTFOLIO    $1 - $2.99 billion       0.650                Management                 $250 - $500 million     0.20
                          $3 - $4.99 billion       0.625                                     $500 million - $1 billion     0.15
                             > $4.99 billion       0.600                                                   > $1billion     0.10

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                      Sub-Advisory
                                             Advisory Fees**                                                           Fees (% of
                        Average Daily         (% of Average                                     Average Daily         Average Daily
Portfolio                 Net Assets        Daily Net Assets)         Sub-Adviser                Net Assets            Net Assets)
LARGE CAP              $0 - $ 499 million         0.750           Systematic Financial            $0 - $150 million        0.30
VALUE PORTFOLIO      $500 - $ 999 million         0.700                Management               $150 - $350 million        0.20
                       $1 - $2.99 billion         0.650                                         $350 - $750 million        0.15
                       $3 - $4.99 billion         0.625                                     750 million -$1 billion        0.13
                          > $4.99 billion         0.600                                                > $1 billion        0.10

LARGE COMPANY          $0 - $ 499 million         0.750            Peregrine Capital               $0 - $25 million        0.75
GROWTH PORTFOLIO     $500 - $ 999 million         0.700                Management                 $25 - $50 million        0.60
                       $1 - $2.99 billion         0.650                                          $50 - $275 million        0.50
                       $3 - $4.99 billion         0.625                                              > $275 million        0.30
                          > $4.99 billion         0.600

OVERSEAS PORTFOLIO     $0 - $ 499 million         0.950           LSV Asset Management            $0 - $150 million        0.35
                     $500 - $ 999 million         0.900                                         $150 - $500 million        0.40
                       $1 - $2.99 billion         0.850                                         $500 - $750 million        0.35
                       $3 - $4.99 billion         0.825                                    $750 million -$1 billion       0.325
                          > $4.99 billion         0.800                                                > $1 billion        0.30

SMALL CAP INDEX        $0 - $ 999 million         0.200         Wells Capital Management          $0 - $200 million        0.02
PORTFOLIO              $1 - $4.99 billion         0.175               Incorporated                   > $200 million        0.01
                          > $4.99 billion         0.150

SMALL COMPANY          $0 - $ 499 million         0.900            Peregrine Capital               $0 - $50 million        0.90
GROWTH PORTFOLIO     $500 - $ 999 million         0.850                Management                $50 - $180 million        0.75
                       $1 - $2.99 billion         0.800                                         $180 - $340 million        0.65
                       $3 - $4.99 billion         0.775                                         $340 - $685 million        0.50
                          > $4.99 billion         0.750                                         $685 - $735 million        0.52
                                                                                                     > $735 million        0.55

SMALL COMPANY          $0 - $ 499 million         0.900            Peregrine Capital              $0 - $175 million        0.50
VALUE PORTFOLIO      $500 - $ 999 million         0.850                Management                    > $175 million        0.75
                       $1 - $2.99 billion         0.800
                       $3 - $4.99 billion         0.775
                          > $4.99 billion         0.750

 * Effective October 6, 2004, New Star Institutional Managers Limited began providing sub-advisory services to the International Equity Portfolio subject to the sub-advisory rates referenced above. Prior to October 6, 2004, Wells Capital Management Incorporated served as the Fund's adviser and received a sub-advisory fee at a rate as a percentage of net assets of 0.35% for assets from $0 to $200 million and 0.25% for assets greater than $200 million.

** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                                Advisory Fees
                                                                (% of Average
Portfolio                                                     Daily Net Assets)
DISCIPLINED GROWTH PORTFOLIO                                        0.75
EQUITY INCOME PORTFOLIO                                             0.75
INDEX PORTFOLIO                                                     0.15
INTERNATIONAL EQUITY PORTFOLIO                                      1.00
LARGE CAP APPRECIATION PORTFOLIO                                    0.70
LARGE CAP VALUE PORTFOLIO                                           0.75
LARGE COMPANY GROWTH PORTFOLIO                                      0.75
OVERSEAS PORTFOLIO                                                  1.00

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                Advisory Fees
                                                                (% of Average
Portfolio                                                     Daily Net Assets)
SMALL CAP INDEX PORTFOLIO                                           0.25
SMALL COMPANY GROWTH PORTFOLIO                                      0.90
SMALL COMPANY VALUE PORTFOLIO                                       0.90

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 % of Average
Fund                                                           Daily Net Assets
INTERNATIONAL EQUITY PORTFOLIO                                       0.10
OVERSEAS PORTFOLIO                                                   0.10
ALL OTHER FUNDS                                                      0.02

TRANSACTIONS WITH AFFILIATES

      For the 6 months ended March 31, 2005, the Small Company Growth Portfolio and Small Company Value Portfolio paid brokerage commissions of $24,780 and $11,569, respectively, to an affiliated broker dealer.

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended March 31, 2005, were as follows:

Portfolio                                   Purchases at Cost     Sales Proceeds

C&B LARGE CAP VALUE PORTFOLIO                    $429,481,637       $ 21,242,379
DISCIPLINED GROWTH PORTFOLIO                       49,156,344         51,929,169
EQUITY INCOME PORTFOLIO                            67,317,077        582,869,312
INDEX PORTFOLIO                                    63,099,733        119,543,812
INTERNATIONAL EQUITY PORTFOLIO                    157,341,186        441,947,466
INTERNATIONAL GROWTH PORTFOLIO                    191,996,906         52,252,803
INTERNATIONAL INDEX PORTFOLIO                     154,494,915         18,724,702
LARGE CAP APPRECIATION PORTFOLIO                   77,224,959         80,793,684
LARGE CAP VALUE PORTFOLIO                         323,362,233        215,498,540
LARGE COMPANY GROWTH PORTFOLIO                    222,521,975        374,014,364
OVERSEAS PORTFOLIO                                  4,254,005         29,668,416
SMALL CAP INDEX PORTFOLIO                          24,245,799         32,377,383
SMALL COMPANY GROWTH PORTFOLIO                    546,568,573        535,660,052
SMALL COMPANY VALUE PORTFOLIO                     222,321,835        198,904,874

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 101 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

-----------------------------------------------------------------------------------------------------
                      POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Robert C. Brown****   Trustee since 1992      Retired.                            None
73
-----------------------------------------------------------------------------------------------------
J. Tucker Morse       Trustee since 1987      Private Investor/Real Estate        None
60                                            Developer; Chairman of White
                                              Point Capital, LLC.
-----------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------
                      POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Thomas S. Goho        Trustee since 1987      Associate Professor of Finance,     None
62                                            Wake Forest University,
                                              Calloway School of Business
                                              and Accountancy.
-----------------------------------------------------------------------------------------------------
Peter G. Gordon       Trustee since 1998      Chairman, CEO, and Co-              None
62                    (Chairman since         Founder of Crystal Geyser
                      2004)                   Water Company and President
                                              of Crystal Geyser Roxane Water
                                              Company.
-----------------------------------------------------------------------------------------------------

Richard M. Leach      Trustee since 1987      Retired. Prior thereto, President   None
71                                            of Richard M. Leach Associates
                                              (a financial consulting firm).
-----------------------------------------------------------------------------------------------------

Timothy J. Penny      Trustee since 1996      Senior Counselor to the public      None
53                                            relations firm of Himle-Horner
                                              and Senior Fellow at the
                                              Humphrey Institute,
                                              Minneapolis, Minnesota (a
                                              public policy organization).
-----------------------------------------------------------------------------------------------------

Donald C. Willeke     Trustee since 1996      Principal in the law firm of        None
64                                            Willeke & Daniels.
-----------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------
                      POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE          LENGTH OF SERVICE       PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Karla M. Rabusch      President since         Executive Vice President of         None
45                    2003                    Wells Fargo Bank, N.A.
                                              President of Wells Fargo Funds
                                              Management, LLC. Senior Vice
                                              President and Chief
                                              Administrative Officer of Wells
                                              Fargo Funds Management, LLC
                                              from 2001 to 2003. Vice
                                              President of Wells Fargo Bank,
                                              N.A. from 1997 to 2000.
-----------------------------------------------------------------------------------------------------
Stacie D. DeAngelo    Treasurer since 2003    Senior Vice President of Wells      None
36                                            Fargo Bank, N.A. Senior Vice
                                              President of Operations for
                                              Wells Fargo Funds
                                              Management, LLC. Prior
                                              thereto, Operations Manager
                                              at Scudder Weisel Capital,
                                              LLC (2000 to 2001),
                                              Director of Shareholder
                                              Services at BISYS Fund
                                              Services (1999 to 2000) and
                                              Assistant Vice President of
                                              Operations with Nicholas-
                                              Applegate Capital
                                              Management (1993 to 1999).
-----------------------------------------------------------------------------------------------------
C. David Messman      Secretary since 2000    Vice President and Managing         None
44                                            Senior Counsel of Wells Fargo
                                              Bank, N.A. Senior Vice
                                              President and Secretary of Wells
                                              Fargo Funds Management, LLC.
                                              Vice President and Senior
                                              Counsel of Wells Fargo Bank,
                                              N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

  ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

****   Robert C. Brown retired as a Trustee effective April 5, 2005.

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER MATTERS

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

C&B LARGE CAP VALUE PORTFOLIO AND INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires that the Board of Trustees (the "Board") of Wells Fargo Master Trust, including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), approve the terms of investment advisory and sub-advisory agreements. The 1940 Act requires the Independent Trustees to cast their votes in person at a meeting called for the purpose of approving advisory arrangements. In this regard, the Board reviewed and approved, during the most recent six months covered by this report: i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Large Cap Value Portfolio; ii) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("C&B") for the C&B Large Cap Value Portfolio; and iii) an investment sub-advisory agreement that replaces Barclays Global Fund Advisors ("BGFA") with SSgA Funds Management, Inc. ("State Street") for the International Index Portfolio. State Street is expected to replace BGFA as investment sub-adviser to the International Index Portfolio on or about May 27, 2005. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with C&B and State Street (the "Sub-Advisers") are each referred to individually as a "New Agreement" and collectively as the "New Agreements". The current investment sub-advisory agreement with BGFA is referred to as the "Current Agreement". The portfolios identified above are collectively referred to as the "Portfolios".

      More specifically, at Board meetings held on November 2, 2004 and February 8, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the New Agreements.

REASONS FOR REPLACING BGFA WITH STATE STREET

      The Board considered Funds Management's reasons for proposing that BGFA be replaced with State Street as the Sub-Adviser to the International Index Portfolio, including that the Current Agreement is an interim arrangement; State Street is a leading manager of global indexed assets and fund offerings; State Street's experience and research in international indexing could provide benefits for portfolio construction and trading strategies; State Street's scale could benefit the Portfolio through trading efficiencies and cross-trade capabilities; State Street's experience and scale, as well as its ongoing commitment to the index asset management business, allows for it to provide a scope and quality of services at least comparable to BGFA.

      The Board concluded that these reasons supported its selection of State Street.

NATURE, EXTENT AND QUALITY OF SERVICES

      The Board received and considered various data and information regarding the nature, extent and quality of services that would be provided to the Portfolios by Funds Management and the Sub-Advisers under the New Agreements. The Board also considered the services provided by BGFA under the Current Agreement and those that would be provided to the International Index Portfolio under the New Agreement with State Street, noting that the nature and extent of services under the Current Agreement and New Agreement were generally similar in that BGFA and State Street were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and the Sub-Advisers. The Board also considered the ability of Funds Management and the Sub-Advisers, including their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services anticipated to be provided to the C&B Large Cap Value Portfolio by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including in respect of Funds Management's oversight of the service providers, such as investment sub-advisers.

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to the Portfolios by Funds Management and the Sub-Advisers and that there was a reasonable basis on which to conclude that the quality of investment sub-advisory services to be provided by State Street under the New Agreement should be at least comparable to or exceed the quality of investment sub-advisory services currently provided by BGFA under the Current Agreement.

PORTFOLIO PERFORMANCE

      The Board received information about and considered the performance of other investment companies managed by the Sub-Advisers, noting that the Sub-Advisers generally outperformed or performed in line with their various benchmarks over relevant periods. While aware that past performance is not necessarily indicative of future results, the Board concluded that the historical performance of registered investment companies advised by the Sub-Advisers provided a meaningful basis on which to conclude that the Sub-Advisers had potential to provide the Portfolios with comparable performance in the future.

      Based on the above-referenced considerations, the Board concluded that the Sub-Advisers' performance supported the approval of the New Agreements.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

      The Board reviewed and considered the proposed contractual investment advisory fee rate (the "Advisory Agreement Rate") payable by the C&B Large Cap Value Portfolio to Funds Management for investment advisory services. The Board also reviewed and considered the proposed contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

      In addition, the Board reviewed and considered the Advisory Agreement Rate currently payable by the other Wells Fargo large cap value funds and noted that the C&B Large Cap Value Portfolio would be charged the same rate as such funds. The Board also reviewed the Sub-Advisory Agreement Rates charged by C&B and State Street, which serve as Sub-Advisers to the Portfolios. The Board noted that the proposed Sub-Advisory Agreement Rate payable by Funds Management to C&B under the New Agreement for the C&B Large Cap Value Portfolio is the same rate currently payable by Funds Management to C&B under the investment sub-advisory agreement with C&B for the Wells Fargo Funds Trust C&B Large Cap Value Fund. In addition, the Board considered the fact that the proposed Sub-Advisory Agreement Rate payable by Funds Management to State Street is lower that the current rate payable by Funds Management to BGFA under the Current Agreement. The Board noted that the difference in BGFA's and State Street's Sub-Advisory Agreement Rates was generally due to the fact that BGFA was retained to serve as investment sub-adviser to the International Index Portfolio on an interim basis.

      The Board concluded that the Advisory Agreement Rate and Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

      Because the engagement of Funds Management and the Sub-Advisers is new, there is no historical profitability with regard to their arrangements with the Portfolios. The Board considered that any projection of profitability would be uncertain, given that such a projection would depend on many assumptions, which are by their nature, speculative. Accordingly, the Board did not request or consider Funds Management's or the Sub-Advisers' profitability with regard to its approval of the New Agreements.

ECONOMIES OF SCALE

      The Board received and considered information regarding the potential for realization of any future economies of scale. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just in respect of a single fund. The Board concluded that any potential economies of scale will be shared reasonably with Portfolio interestholders, including most particularly through Advisory Agreement Rate and Sub-Advisory Agreement Rate breakpoints.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management and the Sub-Advisers to their other clients, including other registered and unregistered investment companies, private accounts and institutional investors. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rates were within a reasonable range of the fee rates offered to other Funds Management and Sub-Adviser clients.

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Portfolios. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Portfolios (such as soft-dollar credits) and benefits potentially derived from an increase in business of Funds Management and the Sub-Advisers as a result of their relationship with the Portfolios (such as the ability to market to interestholders other financial products offered by Funds Management and its affiliates or a Sub-Adviser and its affiliates).

      The Board also considered the policies of the Portfolios in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, potential benefits that may be realized by using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also took note of the respective policies of the Sub-Advisers regarding the anticipated allocation of portfolio investment opportunities among the Portfolios and other clients.

OTHER FACTORS AND BROADER REVIEW

      As discussed above, the Board reviewed detailed materials received from Funds Management and the Sub-Advisers as part of the approval process under
Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Portfolios receive throughout the year. In this regard, the Board reviews reports of Funds Management and C&B and will review reports of State Street at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Portfolios at various times throughout the year.

      After considering the above-described factors and based on the deliberations and its evaluation of the information described above, the Board concluded that approval of the New Agreements for the Portfolios was in the best interest of the Portfolios and their interestholders. Accordingly, the Board unanimously approved the New Agreements.

LIST OF ABBREVIATIONS                              WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depository Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

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

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

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

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R)IS AVAILABLE       THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR      SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF
CALL:                                                         THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR
                                                              PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE
WELLS FARGO FUNDS                                             ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A
PO BOX 8266                                                   PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING
BOSTON, MA 02266-8266                                         CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER
                                                              THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF
WELLS FARGO FUNDS INVESTOR SERVICES:  1-800-222-8222 OR       THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER
VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.                INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE
                                                              CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU
                                                              INVEST OR SEND MONEY.

                                                              WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF
                                                              WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND
                                                              ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER
                                                              AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND
                                                              OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY
                                                              STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND
                                                              ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(c)2005 Wells Fargo Funds Management, LLC. All rights reserved.  SAR 001 (05/05)

                                                                        [LOGO]
                                                                        WELLS
                                                                        FARGO

                                                                        FUNDS

Wells Fargo ASSET ALLOCATION FUNDS

SEMI-ANNUAL REPORT

               WELLS FARGO ASSET ALLOCATION FUND
               WELLS FARGO GROWTH BALANCED FUND
               WELLS FARGO INDEX ALLOCATION FUND
               WELLS FARGO MODERATE BALANCED FUND
               WELLS FARGO STRATEGIC GROWTH ALLOCATION FUND
               WELLS FARGO STRATEGIC INCOME FUND

                                                                  MARCH 31, 2005

                                              WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ...................................................     1
--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   ASSET ALLOCATION FUND .................................................     2
   GROWTH BALANCED FUND ..................................................     4
   INDEX ALLOCATION FUND .................................................     6
   MODERATE BALANCED FUND ................................................     8
   STRATEGIC GROWTH ALLOCATION FUND ......................................    10
   STRATEGIC INCOME FUND .................................................    12
FUND EXPENSES ............................................................    14
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   ASSET ALLOCATION FUND .................................................    16
   GROWTH BALANCED FUND ..................................................    32
   INDEX ALLOCATION FUND .................................................    33
   MODERATE BALANCED FUND ................................................    48
   STRATEGIC GROWTH ALLOCATION FUND ......................................    49
   STRATEGIC INCOME FUND .................................................    50
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES ...................................    52
   STATEMENT OF OPERATIONS ...............................................    54
   STATEMENTS OF CHANGES IN NET ASSETS ...................................    56
   FINANCIAL HIGHLIGHTS ..................................................    60
NOTES TO FINANCIAL HIGHLIGHTS ............................................    64
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS ............................................    65
--------------------------------------------------------------------------------

                                MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   C&B LARGE CAP VALUE PORTFOLIO .........................................    72
   DISCIPLINED GROWTH PORTFOLIO ..........................................    75
   EQUITY INCOME PORTFOLIO ...............................................    77
   INDEX PORTFOLIO .......................................................    81
   INTERNATIONAL EQUITY PORTFOLIO ........................................    97
   INTERNATIONAL GROWTH PORTFOLIO ........................................   101
   INTERNATIONAL INDEX PORTFOLIO .........................................   105
   LARGE CAP APPRECIATION PORTFOLIO ......................................   130
   LARGE CAP VALUE PORTFOLIO .............................................   134
   LARGE COMPANY GROWTH PORTFOLIO ........................................   138
   OVERSEAS PORTFOLIO ....................................................   141
   SMALL CAP INDEX PORTFOLIO .............................................   146
   SMALL COMPANY GROWTH PORTFOLIO ........................................   164
   SMALL COMPANY VALUE PORTFOLIO .........................................   170
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES ...................................   176
   STATEMENT OF OPERATIONS ...............................................   180
   STATEMENTS OF CHANGES IN NET ASSETS ...................................   184
   FINANCIAL HIGHLIGHTS ..................................................   190
NOTES TO FINANCIAL HIGHLIGHTS ............................................   192
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS ............................................   193
--------------------------------------------------------------------------------
OTHER INFORMATION ........................................................   198
--------------------------------------------------------------------------------
LIST OF ABBREVIATIONS ....................................................   203
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

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

LETTER TO SHAREHOLDERS                        WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Asset Allocation Funds semi-annual report for the six-month period ended March 31, 2005. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, and information about each Fund's portfolio.

THE ECONOMY: RALLY AND REST
--------------------------------------------------------------------------------

      The economy was on track for solid, broad-based growth as it headed into 2005. But at the end of a generally solid first quarter of 2005, the economy showed signs of losing steam, raising questions about its ability to sustain the estimated 3.5% to 4% growth rate that it maintained during the opening months of the year. In the fourth quarter of 2004, consumer spending continued to hold up well, supported by solid gains in household wealth, an improving job market, and a boost to purchasing power from recent declines in fuel costs. Low mortgage rates and strong "affordability" conditions continued to power the housing "boom," while exports showed signs of responding to improved U.S. competitiveness in the wake of the dollar's recent declines. By first quarter of 2005, rising interest rates and costlier energy looked to be twin threats countering signs of the economic expansion.

      Interest rates were pushed higher in the fourth quarter of 2004 by the Federal Reserve Board's two interest-rate increases in November and December. This was followed by two more successive rate hikes at the February and March policy meetings, leaving the Federal funds target rate at 2.75% by end of the first quarter of 2005.

STOCKS AND BONDS: NO CONSISTENCY
--------------------------------------------------------------------------------

      Stocks ended 2004 with their best quarterly performance in a year, contributing a 9.2% gain in the S&P 500 Index. Some factors for this performance included falling oil prices and steady, long-term interest rates, which helped prospective homeowners and refinancers. By the end of first quarter of 2005, however, the S&P 500 Index experienced its worst quarterly loss in two years. The weakness was fairly broad based, with only energy and utility stocks showing gains.

      Bonds also finished 2004 on a high note, with corporate and mortgage-backed securities leading the way during the period and for the year as a whole. As with stocks, by the end of the first quarter of 2005, inflation worries and rising interest rates had a predictable effect on bond performance, leaving the benchmark Lehman Brothers Aggregate Bond Index, which consists of investment-grade taxable bonds, down for the period. The corporate sector was hit hardest by a bond sell-off late in the first quarter. Government agencies followed, hurt by fallout from regulatory-related issues at Fannie Mae. Mortgage-backed securities did better, despite the rise in interest rates earlier in the quarter.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The economy may be more sensitive to rising interest rates than it has been historically. Since housing-related gains have been a major factor influencing the growth of consumer spending, rising interest rates could dampen that growth. And while higher energy costs are more likely to slow down growth than to derail it, a fundamentally tight market still could send those prices high enough to pose a threat to an economic recovery.

      During all market conditions, we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. Thank you for choosing WELLS FARGO FUNDS. We appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM.


Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO ASSET ALLOCATION FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Galen G. Blomster, CFA                 11/13/86
   Jeffrey P. Mellas

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 6.01%(1) for the six-month period ended March 31, 2005, excluding sales charges, underperforming the S&P 500 Index(2), which returned 6.88%, but outperforming the Lehman Brothers 20+ Treasury Index(3), which returned 3.40%, during the same period. The Fund's Class A shares distributed $0.22 per share in dividend income and $0.44 per share in capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the six-month period, the Fund's stock holdings outperformed its bond holdings. The period began with investor optimism regarding the strength of the economy and corporate earnings, and ended with concerns over rising inflation and comments by the Federal Reserve Board on continuing to raise short-term interest rates to curb inflation. Stocks staged a strong rally early in the period, followed by a choppy pattern late in the six-month period in reaction to rising oil prices. Bond yields rose modestly during the period in response to reports of rising inflation.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 25% shift toward stocks throughout the period. When the shift was originally implemented toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 60% stocks and 40% bonds. With the shift toward stocks, the portfolio maintained a long position in S&P 500 Index futures and a short position in long-term U.S. Treasury bond futures. The Fund was at a maximum equity overweight with an effective target allocation of 85% stocks and 15% bonds throughout the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With stocks outperforming bonds during the period, maintaining the 25% TAA shift toward stocks contributed to the Fund's return over the past six months. The TAA Model continues to indicate that stocks are attractive relative to bonds, therefore, the Fund will maintain its overweighting in stocks until the relative valuation between stocks and bonds shifts.

--------------------------------------------------------------------------------

      The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Asset Allocation Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo Asset Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Asset Allocation Fund (the accounting survivor of a merger of the Stagecoach Asset
Allocation Fund and the Stagecoach Balanced Fund), its predecessor fund. Effective at the close of business, November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

      Performance shown for Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999 reflects performance of the Class A shares of the predecessor fund, adjusted to reflect Institutional Class expenses.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                              --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Asset Allocation Fund - Class A     (0.10)   (0.72)   (0.92)     8.53      6.01      5.36     0.26      9.18
Wells Fargo Asset Allocation Fund - Class B      0.62    (0.46)   (0.91)     8.44      5.62      4.54    (0.50)     8.44
Wells Fargo Asset Allocation Fund - Class C      4.63     3.55    (0.49)     8.44      5.63      4.55    (0.49)     8.44
Wells Fargo Asset Allocation Fund -
  Institutional Class                                                                  6.19      5.63     0.40      9.26
Benchmarks
  S&P 500 Index(2)                                                                     6.88      6.69    (3.16)    10.79
  Lehman Brothers 20+ Treasury Index(3)                                                3.40      4.49     8.70      9.27

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

U.S. Treasury Bond, 6.13%, 11/15/2027                                      3.19%
U.S. Treasury Bond, 6.25%, 5/15/2030                                       2.66%
U.S. Treasury Bond, 5.38%, 2/15/2031                                       2.39%
U.S. Treasury Bond, 6.00%, 2/15/2026                                       1.95%
U.S. Treasury Bond, 6.88%, 8/15/2025                                       1.72%
U.S. Treasury Bond, 6.13%, 8/15/2029                                       1.64%
U.S. Treasury Bond, 6.50%, 11/15/2026                                      1.62%
U.S. Treasury Bond, 5.50%, 8/15/2028                                       1.59%
U.S. Treasury Bond, 5.25%, 2/15/2029                                       1.49%
U.S. Treasury Bond, 6.63%, 2/15/2027                                       1.45%

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       12%
Consumer Staples                                                             10%
Energy                                                                        9%
Financial Services                                                           20%
Health Care                                                                  13%
Industrials                                                                  12%
Information Technology                                                       15%
Materials                                                                     3%
Telecommunications Services                                                   3%
Utilities                                                                     3%

STRATEGIC ALLOCATION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                       60%
Bonds                                                                        40%

EFFECTIVE ASSET ALLOCATION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                       85%
Bonds                                                                        15%

FUND CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.75
Average Coupon of Bond Portfolio                                           6.03%
Average Maturity of Bond Portfolio                                  23.04 years
Modified Duration of Bond Portfolio                                 13.15 years
Portfolio Turnover                                                            5%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(6) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               WELLS FARGO
                             ASSET ALLOCATION
             WELLS FARGO         FUND -                          LEHMAN BROTHERS
           ASSET ALLOCATION   INSTITUTIONAL                         20+ YEAR
            FUND - CLASS A        CLASS         S&P 500 INDEX    TREASURY INDEX
           ----------------  ----------------   --------------   ---------------
3/31/1995        9,423            10,000           $10,000          $10,000
4/30/1995        9,629            10,219           $10,294          $10,180
5/31/1995       10,127            10,747           $10,705          $11,019
6/30/1995       10,284            10,913           $10,953          $11,152
7/31/1995       10,417            11,055           $11,316          $10,955
8/31/1995       10,487            11,129           $11,345          $11,217
9/30/1995       10,759            11,418           $11,823          $11,439
10/31/1995      10,813            11,475           $11,781          $11,782
11/30/1995      11,121            11,802           $12,298          $12,089
12/31/1995      11,304            11,997           $12,535          $12,437
1/31/1996       11,506            12,210           $12,961          $12,423
2/29/1996       11,446            12,147           $13,081          $11,763
3/31/1996       11,470            12,173           $13,207          $11,509
4/30/1996       11,481            12,184           $13,401          $11,305
5/31/1996       11,580            12,289           $13,745          $11,245
6/30/1996       11,710            12,427           $13,798          $11,496
7/31/1996       11,450            12,151           $13,188          $11,496
8/31/1996       11,439            12,139           $13,466          $11,331
9/30/1996       11,885            12,613           $14,223          $11,662
10/31/1996      12,293            13,046           $14,615          $12,150
11/30/1996      12,948            13,741           $15,719          $12,584
12/31/1996      12,622            13,394           $15,408          $12,256
1/31/1997       12,877            13,666           $16,371          $12,146
2/28/1997       12,908            13,698           $16,498          $12,148
3/31/1997       12,472            13,235           $15,822          $11,814
4/30/1997       12,957            13,751           $16,765          $12,115
5/31/1997       13,393            14,213           $17,784          $12,255
6/30/1997       13,777            14,620           $18,581          $12,511
7/31/1997       14,744            15,647           $20,058          $13,313
8/31/1997       14,093            14,956           $18,935          $12,902
9/30/1997       14,671            15,569           $19,970          $13,285
10/31/1997      14,652            15,549           $19,303          $13,774
11/30/1997      15,127            16,054           $20,197          $14,238
12/31/1997      15,400            16,343           $20,545          $14,238
1/31/1998       15,630            16,587           $20,771          $14,537
2/28/1998       16,373            17,376           $22,268          $14,421
3/31/1998       16,971            18,010           $23,408          $14,450
4/30/1998       17,087            18,133           $23,647          $14,498
5/31/1998       17,005            18,047           $23,240          $14,805
6/30/1998       17,637            18,717           $24,184          $15,194
7/31/1998       17,460            18,529           $23,928          $15,108
8/31/1998       15,767            16,733           $20,470          $15,847
9/30/1998       16,659            17,679           $21,782          $16,431
10/31/1998      17,640            18,720           $23,553          $16,151
11/30/1998      18,511            19,644           $24,980          $16,300
12/31/1998      19,339            20,524           $26,419          $16,262
1/31/1999       20,016            21,242           $27,524          $16,417
2/28/1999       19,294            20,476           $26,668          $15,539
3/31/1999       19,843            21,058           $27,734          $15,471
4/30/1999       20,416            21,666           $28,808          $15,484
5/31/1999       19,994            21,218           $28,128          $15,238
6/30/1999       20,554            21,813           $29,689          $15,051
7/31/1999       20,099            21,330           $28,762          $14,965
8/31/1999       19,985            21,209           $28,620          $14,895
9/30/1999       19,700            20,907           $27,835          $15,003
10/31/1999      20,409            21,659           $29,597          $15,004
11/30/1999      20,585            21,845           $30,198          $14,890
12/31/1999      21,174            22,472           $31,977          $14,627
1/31/2000       20,728            21,990           $30,371          $14,881
2/29/2000       20,880            22,150           $29,797          $15,410
3/31/2000       22,392            23,763           $32,711          $15,987
4/30/2000       21,890            23,230           $31,727          $15,835
5/31/2000       21,522            22,841           $31,076          $15,756
6/30/2000       22,029            23,378           $31,844          $16,098
7/31/2000       21,948            23,292           $31,347          $16,416
8/31/2000       22,975            24,381           $33,294          $16,817
9/30/2000       22,056            23,405           $31,536          $16,529
10/31/2000      22,110            23,463           $31,404          $16,805
11/30/2000      21,168            22,464           $28,929          $17,375
12/31/2000      21,383            22,693           $29,071          $17,782
1/31/2001       21,924            23,266           $30,103          $17,780
2/28/2001       20,489            21,744           $27,360          $18,093
3/31/2001       19,479            20,673           $25,628          $17,948
4/30/2001       20,416            21,666           $27,617          $17,384
5/31/2001       20,554            21,802           $27,802          $17,414
6/30/2001       20,251            21,491           $27,127          $17,594
7/31/2001       20,350            21,596           $26,861          $18,288
8/31/2001       19,627            20,830           $25,182          $18,727
9/30/2001       18,632            19,761           $23,150          $18,770
10/31/2001      19,200            20,373           $23,592          $19,887
11/30/2001      19,857            21,070           $25,401          $18,833
12/31/2001      19,845            21,059           $25,625          $18,426
1/31/2002       19,696            20,901           $25,251          $18,684
2/28/2002       19,483            20,675           $24,764          $18,889
3/31/2002       19,726            20,932           $25,695          $18,017
4/30/2002       19,202            20,388           $24,138          $18,756
5/31/2002       19,106            20,286           $23,961          $18,758
6/30/2002       18,460            19,601           $22,255          $19,089
7/31/2002       17,514            18,598           $20,522          $19,694
8/31/2002       17,697            18,803           $20,655          $20,723
9/30/2002       16,173            17,175           $18,412          $21,641
10/31/2002      17,275            18,355           $20,030          $20,834
11/30/2002      18,117            19,249           $21,208          $20,665
12/31/2002      17,281            18,361           $19,963          $21,560
1/31/2003       16,879            17,946           $19,442          $21,493
2/28/2003       16,684            17,739           $19,150          $22,172
3/31/2003       16,789            17,859           $19,334          $21,802
4/30/2003       17,956            19,098           $20,927          $22,081
5/31/2003       18,872            20,082           $22,028          $23,496
6/30/2003       18,992            20,202           $22,310          $23,014
7/31/2003       18,949            20,167           $22,703          $20,644
8/31/2003       19,310            20,551           $23,146          $21,094
9/30/2003       19,253            20,503           $22,900          $22,252
10/31/2003      20,067            21,369           $24,194          $21,565
11/30/2003      20,210            21,532           $24,407          $21,690
12/31/2003      21,109            22,493           $25,686          $21,948
1/31/2004       21,479            22,887           $26,159          $22,389
2/29/2004       21,760            23,197           $26,522          $22,875
3/31/2004       21,525            22,949           $26,122          $23,225
4/30/2004       21,018            22,410           $25,712          $21,773
5/31/2004       21,221            22,638           $26,064          $21,684
6/30/2004       21,569            23,010           $26,569          $21,894
7/31/2004       21,003            22,407           $25,690          $22,295
8/31/2004       21,184            22,600           $25,793          $23,218
9/30/2004       21,393            22,827           $26,071          $23,471
10/31/2004      21,701            23,166           $26,470          $23,870
11/30/2004      22,327            23,845           $27,542          $23,278
12/31/2004      23,061            24,633           $28,479          $23,920
1/31/2005       22,733            24,283           $27,784          $24,762
2/28/2005       23,073            24,658           $28,367          $24,436
3/31/2005       22,679            24,240           $27,865          $24,269

--------------------------------------------------------------------------------

(4) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Portfolio holdings and characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Asset Allocation Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ASSET ALLOCATION FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO GROWTH BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Growth Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC     Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS
   Artisan Partners L.P.                 New Star Institutional Managers Limited
   Barclays Global Fund Advisors         Peregrine Capital Management Inc.
   Cadence Capital Management            Smith Asset Management, L.P.
   Cooke & Bieler, L.P.                  Systematic Financial Management, L.P.
   Galliard Capital Management, Inc.     Wells Capital Management Incorporated
   LSV Asset Management

FUND MANAGERS                          INCEPTION DATE
   Thomas C. Biwer, CFA                   04/30/89
   Galen G. Blomster, CFA
   Christian L. Chan, CFA
   Jeffrey P. Mellas
   Andrew Owen, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.47%(1), excluding sales charges, for the six-month period ended March 31, 2005, underperforming the S&P 500 Index(2) which returned 6.88%, but outperforming the Lehman Brothers Aggregate Bond Index(3), which returned 0.47%, for the same period. The Fund's Class A shares distributed $0.41 per share in dividend income and $0.21 per share in capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the six-month period, the Fund's stock holdings outperformed its bond holdings. The period began with investor optimism regarding the strength of the economy and corporate earnings, and ended with concerns over rising inflation and cautious comments by the Federal Reserve Board. Stocks staged a strong rally early in the period, followed by ups and downs later in the period in response to rising oil prices. Bond yields also rose late in the period. While the equity market gains were broad-based, international stocks led the way, followed by large-cap value stocks and small-cap stocks.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 15% shift toward stocks throughout the period. When the shift was originally implemented toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 65% stocks and 35% bonds. With this shift toward stocks, the portfolio maintained a long position in S&P 500 Index futures and a short position in long-term U.S. Treasury bond futures. During the futures overlay, the Fund has an effective target allocation of 80% stocks and 20% bonds.

      The Wells Fargo C&B Large Cap Value Portfolio was added to the large-cap value style on January 12, 2005. Also, the large-cap value style was reallocated so that it was evenly distributed among the Wells Fargo Equity Income Portfolio, Wells Fargo Large Cap Value Portfolio, and Wells Fargo C&B Large Cap Value Portfolio.

      On October 6, 2004, two new portfolios were added to the international style: the Wells Fargo International Growth Portfolio and the Wells Fargo International Index Portfolio. The assets were evenly divided among the four portfolios that make up the international style. Also, the Wells Fargo International Equity Portfolio changed its sub-adviser from Wells Capital Management Incorporated to New Star Institutional Managers Limited.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With stocks outperforming bonds during the six-month period, maintaining the 15% TAA shift toward stocks contributed to the performance of the Fund. The TAA Model indicates that stocks continue to be compellingly attractive relative to bonds. As a result, the Fund will remain overweighted in stocks until the relative valuation between stocks and bonds shifts.

      On April 11, 2005, the name of the International Equity Portfolio was changed to International Core Portfolio, and the name of the Large Cap Value Portfolio was changed to Equity Value Portfolio.

--------------------------------------------------------------------------------

      The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Growth Balanced Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Balanced Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class A

PERFORMANCE  HIGHLIGHTS                       WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                              --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Growth Balanced Fund - Class A     (0.59)    (2.17)   0.46       9.06      5.47      3.80     1.66      9.71
Wells Fargo Growth Balanced Fund - Class B      0.06     (2.01)   0.50       8.89      5.06      2.99     0.89      8.89
Wells Fargo Growth Balanced Fund - Class C      4.10      2.03    0.90       8.91      5.10      3.03     0.90      8.91
Wells Fargo Growth Balanced Fund -
  Institutional Class                                                                  5.61      4.07     1.89      9.87
Benchmarks
  S&P 500 Index(2)                                                                     6.88      6.69    (3.16)    10.79
  Lehman Brothers Aggregate Bond Index(3)                                              0.47      1.15     7.14      7.14

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Microsoft Corporation                                                      1.02%
ExxonMobil Corporation                                                     0.98%
General Electric Company                                                   0.92%
Intel Corporation                                                          0.79%
Goldman Sachs Group Incorporated                                           0.77%
GNMA Series 2003-38 Class JC 7.04% 04/16/2024                              0.74%
FHLB 1.52% 07/14/2005                                                      0.68%
eBay Incorporated                                                          0.67%
FHLB 2.25% 01/30/2006                                                      0.67%
U.S. Treasury Bond 5.38% 02/15/2031                                        0.66%

DIVERSIFIED BOND STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Average Credit Quality(6)                                                     AA
Average Maturity                                                      6.29 years
Duration                                                              3.80 years
30-Day SEC Yield(7)                                                        3.78%

STRATEGIC ALLOCATION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                       65%
Bonds                                                                        35%

EFFECTIVE ALLOCATION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                       80%
Bonds                                                                        20%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.96
Dividend Yield                                                             1.01%
Price to Earnings Ratio (trailing 12 months)                              17.96x
Price to Book Ratio                                                        2.86x
Weighted Median Market Cap ($B)                                         $ 61.60
5-Year Earnings Growth (historic)                                          0.36%
Portfolio Turnover                                                           26%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(8) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               WELLS FARGO
                             GROWTH BALANCED
             WELLS FARGO           FUND                          LEHMAN BROTHERS
           GROWTH BALANCED    INSTITUTIONAL                      AGGREGATE BOND
           FUND - CLASS A         CLASS         S&P 500 INDEX        INDEX
           ----------------  ----------------   --------------   ---------------
3/31/1995       9,425             10,000            $10,000         $10,000
4/30/1995       9,590             10,176            $10,294         $10,140
5/31/1995       9,861             10,463            $10,705         $10,532
6/30/1995      10,092             10,707            $10,953         $10,609
7/31/1995      10,393             11,027            $11,316         $10,586
8/31/1995      10,438             11,074            $11,345         $10,714
9/30/1995      10,744             11,399            $11,823         $10,818
10/31/1995     10,653             11,303            $11,781         $10,959
11/30/1995     10,929             11,596            $12,298         $11,123
12/31/1995     11,035             11,709            $12,535         $11,279
1/31/1996      11,268             11,956            $12,961         $11,353
2/29/1996      11,356             12,049            $13,081         $11,156
3/31/1996      11,439             12,137            $13,207         $11,078
4/30/1996      11,634             12,345            $13,401         $11,015
5/31/1996      11,811             12,532            $13,745         $10,993
6/30/1996      11,817             12,537            $13,798         $11,141
7/31/1996      11,439             12,137            $13,188         $11,171
8/31/1996      11,594             12,301            $13,466         $11,152
9/30/1996      12,055             12,790            $14,223         $11,346
10/31/1996     12,139             12,905            $14,615         $11,598
11/30/1996     12,719             13,493            $15,719         $11,796
12/31/1996     12,608             13,377            $15,408         $11,686
1/31/1997      13,028             13,822            $16,371         $11,723
2/28/1997      13,028             13,822            $16,498         $11,752
3/31/1997      12,619             13,389            $15,822         $11,621
4/30/1997      13,039             13,834            $16,765         $11,796
5/31/1997      13,679             14,514            $17,784         $11,908
6/30/1997      14,171             15,035            $18,581         $12,050
7/31/1997      14,977             15,891            $20,058         $12,375
8/31/1997      14,386             15,264            $18,935         $12,270
9/30/1997      15,032             15,949            $19,970         $12,450
10/31/1997     14,740             15,639            $19,303         $12,631
11/30/1997     15,006             15,938            $20,197         $12,689
12/31/1997     15,227             16,156            $20,545         $12,817
1/31/1998      15,428             16,369            $20,771         $12,981
2/28/1998      16,115             17,098            $22,268         $12,971
3/31/1998      16,594             17,606            $23,408         $13,015
4/30/1998      16,778             17,801            $23,647         $13,082
5/31/1998      16,606             17,619            $23,240         $13,207
6/30/1998      17,032             18,071            $24,184         $13,319
7/31/1998      16,825             17,851            $23,928         $13,347
8/31/1998      15,322             16,256            $20,470         $13,564
9/30/1998      15,955             16,928            $21,782         $13,882
10/31/1998     16,897             17,927            $23,553         $13,808
11/30/1998     17,781             18,868            $24,980         $13,887
12/31/1998     18,634             19,782            $26,419         $13,929
1/31/1999      19,105             20,286            $27,524         $14,027
2/28/1999      18,593             19,749            $26,668         $13,782
3/31/1999      19,057             20,240            $27,734         $13,858
4/30/1999      19,546             20,763            $28,808         $13,902
5/31/1999      19,293             20,505            $28,128         $13,780
6/30/1999      19,987             21,241            $29,689         $13,736
7/31/1999      19,693             20,929            $28,762         $13,678
8/31/1999      19,534             20,770            $28,620         $13,671
9/30/1999      19,240             20,458            $27,835         $13,830
10/31/1999     19,864             21,128            $29,597         $13,881
11/30/1999     20,305             21,599            $30,198         $13,880
12/31/1999     20,892             22,232            $31,977         $13,813
1/31/2000      20,550             21,866            $30,371         $13,767
2/29/2000      20,841             22,181            $29,797         $13,934
3/31/2000      21,922             23,334            $32,711         $14,118
4/30/2000      21,612             23,012            $31,727         $14,077
5/31/2000      21,321             22,704            $31,076         $14,070
6/30/2000      21,859             23,284            $31,844         $14,363
7/31/2000      21,833             23,255            $31,347         $14,493
8/31/2000      22,592             24,071            $33,294         $14,703
9/30/2000      22,099             23,556            $31,536         $14,796
10/31/2000     22,263             23,727            $31,404         $14,894
11/30/2000     21,884             23,327            $28,929         $15,138
12/31/2000     22,478             23,969            $29,071         $15,419
1/31/2001      22,779             24,288            $30,103         $15,672
2/28/2001      21,720             23,166            $27,360         $15,809
3/31/2001      20,893             22,286            $25,628         $15,888
4/30/2001      22,232             23,720            $27,617         $15,821
5/31/2001      22,301             23,805            $27,802         $15,916
6/30/2001      21,945             23,424            $27,127         $15,976
7/31/2001      21,856             23,338            $26,861         $16,334
8/31/2001      21,248             22,691            $25,182         $16,522
9/30/2001      19,937             21,296            $23,150         $16,715
10/31/2001     20,319             21,709            $23,592         $17,065
11/30/2001     21,501             22,972            $25,401         $16,829
12/31/2001     21,770             23,264            $25,625         $16,722
1/31/2002      21,506             22,977            $25,251         $16,857
2/28/2002      21,184             22,641            $24,764         $17,021
3/31/2002      21,899             23,411            $25,695         $16,738
4/30/2002      21,449             22,936            $24,138         $17,063
5/31/2002      21,306             22,788            $23,961         $17,208
6/30/2002      20,562             21,994            $22,255         $17,356
7/31/2002      19,018             20,347            $20,522         $17,566
8/31/2002      18,990             20,322            $20,655         $17,863
9/30/2002      17,346             18,560            $18,412         $18,152
10/31/2002     18,375             19,675            $20,030         $18,069
11/30/2002     19,247             20,609            $21,208         $18,063
12/31/2002     18,305             19,602            $19,963         $18,437
1/31/2003      17,841             19,109            $19,442         $18,454
2/28/2003      17,529             18,775            $19,150         $18,708
3/31/2003      17,623             18,884            $19,334         $18,693
4/30/2003      18,777             20,128            $20,927         $18,848
5/31/2003      19,597             21,005            $22,028         $19,199
6/30/2003      19,851             21,281            $22,310         $19,161
7/31/2003      20,431             21,907            $22,703         $18,517
8/31/2003      20,721             22,224            $23,146         $18,639
9/30/2003      20,511             21,999            $22,900         $19,132
10/31/2003     21,549             23,118            $24,194         $18,954
11/30/2003     21,730             23,318            $24,407         $18,999
12/31/2003     22,558             24,216            $25,686         $19,193
1/31/2004      22,832             24,515            $26,159         $19,347
2/29/2004      23,076             24,780            $26,522         $19,557
3/31/2004      22,928             24,626            $26,122         $19,703
4/30/2004      22,543             24,216            $25,712         $19,191
5/31/2004      22,713             24,413            $26,064         $19,114
6/30/2004      23,009             24,737            $26,569         $19,223
7/31/2004      22,306             23,986            $25,690         $19,413
8/31/2004      22,284             23,960            $25,793         $19,784
9/30/2004      22,565             24,268            $26,071         $19,838
10/31/2004     22,817             24,541            $26,470         $20,004
11/30/2004     23,719             25,515            $27,542         $19,844
12/31/2004     24,320             26,171            $28,479         $20,027
1/31/2005      23,769             25,585            $27,784         $20,153
2/28/2005      24,177             26,031            $28,367         $20,034
3/31/2005      23,800             25,628            $27,865         $19,932

--------------------------------------------------------------------------------

shares of the Fund prior to October 14, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges. Performance shown for the Class B and Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B and Class C sales charges and expenses, respectively.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Portfolio holdings and characteristics are subject to change.

(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(7) SEC yields include the actual amount of interest earned, adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(8) The chart compares the performance of the Wells Fargo Growth Balanced Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ASSET ALLOCATION FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO INDEX ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Index Allocation Fund (the Fund) seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Galen G. Blomster, CFA                 04/07/88
   Jeffrey P. Mellas

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 6.26%(1), excluding sales charges, for the six-month period ended March 31, 2005, underperforming the S&P 500 Index(2), which returned 6.88%, but outperforming the Lehman Brothers 20+ Treasury Index(3), which returned 3.40%, during the same period. The Fund's Class A shares distributed $0.14 per share in dividend income and no capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The period began with investor optimism regarding the strength of the economy and corporate earnings, and ended with concerns over rising inflation and cautious comments by the Federal Reserve Board on the possibility of continuing to raise short-term interest rates to curb inflation. Stocks staged a strong rally early in the period, followed by ups and downs later in the period in reaction to rising oil prices. The Fund invests its assets in common stocks to replicate the S&P 500 Index. During the six-month period, the Fund's performance closely matched the performance of the S&P 500 Index, as the Fund maintained its normal allocation of 100% equities throughout the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund employs the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. The Fund maintained its normal allocation of 100% equities throughout the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Despite the rise in bond yields during the period, the TAA Model indicates that stocks are still compellingly attractive relative to bonds. As a result, the Fund will remain fully invested in stocks for the foreseeable future.

      On January 14, 2005, the shareholders of the Fund approved the Fund's reorganization into the Asset Allocation Fund, effective in the second quarter of 2005.

--------------------------------------------------------------------------------

      The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Index Allocation Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo Index Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Index Allocation Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Index Allocation Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class B shares reflects performance of the Class D shares of the Overland Fund. Performance shown for the Class C shares reflects performance of the Class D shares of the Overland Fund adjusted to reflect sales charges and expenses.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                              --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Index Allocation Fund - Class A     0.12     (0.59)   (5.49)     7.89      6.26      5.46     (4.36)    8.53
Wells Fargo Index Allocation Fund - Class B     0.85     (0.30)   (5.57)     7.71      5.85      4.70     (5.07)    7.71
Wells Fargo Index Allocation Fund - Class C     4.87      3.72    (5.07)     7.73      5.87      4.72     (5.07)    7.73
Benchmarks
  S&P 500 Index(2)                                                                     6.88      6.69     (3.16)   10.79
  Lehman Brothers 20+ Treasury Index(3)                                                3.40      4.49      8.70     9.27

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

General Electric Company                                                   3.42%
ExxonMobil Corporation                                                     3.40%
Microsoft Corporation                                                      2.19%
Citigroup Incorporated                                                     2.10%
Johnson & Johnson                                                          1.79%
Pfizer Incorporated                                                        1.75%
Bank of America Corporation                                                1.60%
Wal-Mart Stores Incorporated                                               1.52%
International Business Machines Corporation                                1.33%
Intel Corporation                                                          1.29%

STRATEGIC ALLOCATION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                      100%

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       12%
Consumer Staples                                                             10%
Energy                                                                        9%
Financial Services                                                           20%
Health Care                                                                  13%
Industrials                                                                  12%
Information Technology                                                       15%
Materials                                                                     3%
Telecommunications Services                                                   3%
Utilities                                                                     3%

FUND CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.00
Price to Earnings Ratio (trailing 12 months)                              18.01x
Price to Book Ratio                                                        2.81x
Median Market Cap. ($B)                                                 $ 10.38
5 Year Earnings Growth (historic)                                          8.01%
Portfolio Turnover                                                            3%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

EFFECTIVE ALLOCATION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                      100%

GROWTH OF $10,000 CHART(6) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO                        LEHMAN BROTHERS
           INDEX ALLOCATION                        20+ YEAR
            FUND - CLASS A   S&P 500 INDEX      TREASURY INDEX
           ----------------  --------------     ----------------
3/31/1995        9,425          $10,000             $10,000
8/31/1998       16,939          $10,294             $10,180
5/31/1995       10,099          $10,705             $11,019
6/30/1995       10,330          $10,953             $11,152
7/31/1995       10,653          $11,316             $10,955
8/31/1995       10,669          $11,345             $11,217
9/30/1995       11,099          $11,823             $11,439
10/31/1995      11,049          $11,781             $11,782
11/30/1995      11,513          $12,298             $12,089
12/31/1995      11,728          $12,535             $12,437
1/31/1996       12,086          $12,961             $12,423
2/29/1996       12,180          $13,081             $11,763
3/31/1996       12,287          $13,207             $11,509
4/30/1996       12,406          $13,401             $11,305
5/31/1996       12,577          $13,745             $11,245
6/30/1996       12,667          $13,798             $11,496
7/31/1996       12,272          $13,188             $11,496
8/31/1996       12,349          $13,466             $11,331
9/30/1996       12,881          $14,223             $11,662
10/31/1996      13,270          $14,615             $12,150
11/30/1996      14,040          $15,719             $12,584
12/31/1996      13,727          $15,408             $12,256
1/31/1997       14,336          $16,371             $12,146
2/28/1997       14,395          $16,498             $12,148
3/31/1997       13,888          $15,822             $11,814
4/30/1997       14,480          $16,765             $12,115
5/31/1997       15,053          $17,784             $12,255
6/30/1997       15,583          $18,581             $12,511
7/31/1997       16,715          $20,058             $13,313
8/31/1997       15,890          $18,935             $12,902
9/30/1997       16,631          $19,970             $13,285
10/31/1997      16,213          $19,303             $13,774
11/30/1997      16,911          $20,197             $13,990
12/31/1997      17,184          $20,545             $14,238
1/31/1998       17,350          $20,771             $14,537
2/28/1998       18,557          $22,268             $14,421
3/31/1998       19,457          $23,408             $14,450
4/30/1998       19,623          $23,647             $14,498
5/31/1998       19,268          $23,240             $14,805
6/30/1998       20,023          $24,184             $15,194
7/31/1998       19,801          $23,928             $15,108
8/31/1998       16,939          $20,470             $15,847
9/30/1998       17,996          $21,782             $16,431
10/31/1998      19,450          $23,553             $16,151
11/30/1998      20,605          $24,980             $16,300
12/31/1998      21,748          $26,419             $16,262
1/31/1999       22,623          $27,524             $16,417
2/28/1999       21,909          $26,668             $15,539
3/31/1999       22,756          $27,734             $15,471
4/30/1999       23,619          $28,808             $15,484
5/31/1999       23,043          $28,128             $15,238
6/30/1999       24,284          $29,689             $15,051
7/31/1999       23,512          $28,762             $14,965
8/31/1999       23,374          $28,620             $14,895
9/30/1999       22,715          $27,835             $15,003
10/31/1999      24,132          $29,597             $15,004
11/30/1999      24,593          $30,198             $14,890
12/31/1999      26,001          $31,977             $14,627
1/31/2000       24,752          $30,371             $14,881
2/29/2000       24,347          $29,797             $15,410
3/31/2000       26,704          $32,711             $15,987
4/30/2000       25,882          $31,727             $15,835
5/31/2000       25,323          $31,076             $15,756
6/30/2000       25,918          $31,844             $16,098
7/31/2000       25,490          $31,347             $16,416
8/31/2000       27,037          $33,294             $16,817
9/30/2000       25,585          $31,536             $16,529
10/31/2000      25,466          $31,404             $16,805
11/30/2000      23,443          $28,929             $17,375
12/31/2000      23,545          $29,071             $17,782
1/31/2001       24,352          $30,103             $17,780
2/28/2001       22,115          $27,360             $18,093
3/31/2001       20,712          $25,628             $17,948
4/30/01         22,287          $27,617             $17,384
5/31/01         22,406          $27,802             $17,414
6/30/01         21,837          $27,127             $17,594
7/31/01         21,599          $26,861             $18,288
8/31/01         20,223          $25,182             $18,727
9/30/01         18,568          $23,150             $18,770
10/31/2001      18,899          $23,592             $19,887
11/30/2001      20,329          $25,401             $18,833
12/31/2001      20,485          $25,625             $18,426
1/31/2002       20,168          $25,251             $18,684
2/28/2002       19,768          $24,764             $18,889
3/31/2002       20,485          $25,695             $18,017
4/30/2002       19,216          $24,138             $18,756
5/31/2002       19,050          $23,961             $18,758
6/30/2002       17,671          $22,255             $19,089
7/31/2002       16,264          $20,522             $19,694
8/31/2002       16,347          $20,655             $20,723
9/30/2002       14,567          $18,412             $21,641
10/31/2002      15,836          $20,030             $20,834
11/30/2002      16,664          $21,208             $20,665
12/31/2002      15,680          $19,963             $21,560
1/31/2003       15,307          $19,442             $21,493
2/28/2003       15,072          $19,150             $22,172
3/31/2003       15,201          $19,334             $21,802
4/30/2003       16,433          $20,927             $22,081
5/31/2003       17,277          $22,028             $23,496
6/30/2003       17,485          $22,310             $23,014
7/31/2003       17,775          $22,703             $20,644
8/31/2003       18,094          $23,146             $21,094
9/30/2003       17,886          $22,900             $22,252
10/31/2003      18,869          $24,194             $21,565
11/30/2003      19,021          $24,407             $21,690
12/31/2003      19,994          $25,686             $21,948
1/31/2004       20,327          $26,159             $22,389
2/29/2004       20,590          $26,522             $22,875
3/31/2004       20,257          $26,122             $23,225
4/30/2004       19,925          $25,712             $21,773
5/31/2004       20,174          $26,064             $21,684
6/30/2004       20,548          $26,569             $21,894
7/31/2004       19,856          $25,690             $22,295
8/31/2004       19,911          $25,793             $23,218
9/30/2004       20,105          $26,071             $23,471
10/31/2004      20,396          $26,470             $23,870
11/30/2004      21,199          $27,542             $23,278
12/31/2004      21,894          $28,479             $23,920
1/31/2005       21,349          $27,784             $24,762
2/28/2005       21,768          $28,367             $24,436
3/31/2005       21,363          $27,865             $24,269

--------------------------------------------------------------------------------

(4) The ten largest holdings are calculated based on the market value of the securities divided by the total market value of the Fund.

(5) Portfolio holdings and characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Index Allocation Fund Class A shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses while assuming the maximum initial sales charges of 5.75%.

WELLS FARGO ASSET ALLOCATION FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MODERATE BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Moderate Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds, and other fixed-income securities.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC     Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS
   Artisan Partners L.P.                 New Star Institutional Managers Limited
   Barclays Global Fund Advisors         Peregrine Capital Management, Inc.
   Cadence Capital Management            Smith Asset Management, L.P.
   Cooke & Bieler, L.P.                  Systematic Financial Management, L.P.
   Galliard Capital Management, Inc.     Wells Capital Management Incorporated
   LSV Asset Management

FUND MANAGERS                          INCEPTION DATE
   Thomas C. Biwer, CFA                   04/30/89
   Galen G. Blomster, CFA
   Christian L. Chan, CFA
   Jeffrey P. Mellas
   Andrew Owen, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 3.60%(1), excluding sales charges, for the six-month period underperforming the S&P 500 Index(2), which returned 6.88%, but outperforming the Lehman Brothers Aggregate Bond Index(3), which returned 0.47%, during the same period. The Fund distributed $0.40 per share in dividend income and $0.65 per share in capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The period began with investor optimism regarding the strength of the economy and corporate earnings, and ended with concerns over rising inflation and cautious comments by the Federal Reserve Board on continuing to raise short-term interest rates to curb inflation. Stocks staged a strong rally early in the period, followed by highs and lows later in the period in reaction to rising oil prices. Bond yields rose and equity market gains were broad based. International stocks led the way, followed by large-cap value stocks and small cap stocks. With stocks outperforming bonds during the period, maintaining a 10% Tactical Asset Allocation (TAA) shift toward stocks contributed to the performance of the portfolio.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The TAA Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 10% shift toward stocks throughout the period. When the shift was originally implemented toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 40% stocks and 60% bonds. With the shift toward stocks, the portfolio maintained a long position in S&P 500 Index futures and a short position in long-term U.S. Treasury bond futures. During the futures overlay, the Fund has an effective target allocation of 50% stocks and 50% bonds.

      The Wells Fargo C&B Large Cap Value Portfolio was added to the large-cap value style on January 12, 2005. Also, the large-cap value style was reallocated so that it was evenly distributed among the Wells Fargo Equity Income Portfolio, Wells Fargo Large Cap Value Portfolio, and Wells Fargo C&B Large Cap Value Portfolio.

      On October 6, 2004, two new portfolios were added to the international style: the Wells Fargo International Growth Portfolio and the Wells Fargo International Index Portfolio. The assets were evenly divided among the four portfolios that make up the international style. Also, the Wells Fargo International Equity Portfolio changed its sub-adviser from Wells Capital Management Incorporated to New Star Institutional Managers Limited.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The TAA Model indicates that stocks continue to be compellingly attractive relative to bonds. As a result, the Fund will remain overweighted in stocks until the relative valuation between stocks and bonds shifts.

--------------------------------------------------------------------------------

      The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Moderate Balanced Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo Moderate Balanced Fund for periods prior to January 30, 2004 reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect applicable sales charges and expenses. Performance shown for the Institutional Class shares of the Wells Fargo Moderate Balanced Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Moderate Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                              --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Moderate Balanced Fund - Class A    (2.35)   (3.33)   1.86       7.53       3.60     2.57     3.07      8.17
Wells Fargo Moderate Balanced Fund - Class B    (1.79)   (3.15)   1.94       7.37       3.21     1.85     2.31      7.37
Wells Fargo Moderate Balanced Fund - Class C     2.21     0.85    2.31       7.37       3.21     1.85     2.31      7.37
Wells Fargo Moderate Balanced Fund -
      Institutional Class                                                               3.71     2.82     3.33      8.43
Benchmarks
  S&P 500 Index(2)                                                                      6.88     6.69    (3.16)    10.79
  Lehman Brothers Aggregate Bond Index(3)                                               0.47     1.15     7.14      7.14

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

GNMA Series 2003-38 Class JC, 7.04%, 4/16/2024                             1.01%
FHLB, 1.52%, 7/14/2005                                                     0.93%
FHLB, 2.25%, 1/30/2006                                                     0.91%
U.S. Treasury Bond, 5.38%, 2/15/2031                                       0.91%
FHLB, 1.55%, 7/14/2005                                                     0.89%
FHLMC, 2.20%, 12/01/2005                                                   0.83%
U.S. Treasury Bond, 7.25%, 8/15/2022                                       0.76%
FFCB, 2.09%, 1/30/2006                                                     0.76%
FHLB, 3.31%, 3/30/2007                                                     0.75%
U.S. Treasury Bond, 6.25%, 8/15/2023                                       0.74%

DIVERSIFIED BOND STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Average Credit Quality(6)                                                    AA
Average Maturity                                                     6.29 years
Duration                                                             3.80 years
30-Day SEC Yield(7)                                                        3.78%

STRATEGIC ALLOCATION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                       40%
Bonds                                                                        60%

EFFECTIVE ALLOCATION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                       50%
Bonds                                                                        50%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.02
Dividend Yield                                                             0.63%
Price to Earnings Ratio (trailing 12 months)                              17.96x
Price to Book Ratio                                                        2.86x
Weighted Median Market Cap ($B)                                         $ 38.05
5-Year Earnings Growth (historic)                                          0.36%
Portfolio Turnover                                                           27%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(8) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                WELLS FARGO
                             MODERATE BALANCED
             WELLS FARGO           FUND                          LEHMAN BROTHERS
           MODERATE BALANCED  INSTITUTIONAL -                    AGGREGATE BOND
            FUND - CLASS A         CLASS        S&P 500 INDEX         INDEX
           ----------------  ----------------   --------------   ---------------
3/31/1995        9,425            10,000           $10,000         $10,000
4/30/1995        9,554            10,139           $10,294         $10,140
5/31/1995        9,778            10,378           $10,705         $10,532
6/30/1995        9,954            10,568           $10,953         $10,609
7/31/1995       10,156            10,785           $11,316         $10,586
8/31/1995       10,201            10,835           $11,345         $10,714
9/30/1995       10,403            11,052           $11,823         $10,818
10/31/1995      10,391            11,041           $11,781         $10,959
11/30/1995      10,587            11,252           $12,298         $11,123
12/31/1995      10,688            11,362           $12,535         $11,279
1/31/1996       10,834            11,519           $12,961         $11,353
2/29/1996       10,826            11,513           $13,081         $11,156
3/31/1996       10,873            11,566           $13,207         $11,078
4/30/1996       10,992            11,694           $13,401         $11,015
5/31/1996       11,104            11,816           $13,745         $10,993
6/30/1996       11,135            11,851           $13,798         $11,141
7/31/1996       10,914            11,618           $13,188         $11,171
8/31/1996       11,015            11,729           $13,466         $11,152
9/30/1996       11,325            12,061           $14,223         $11,346
10/31/1996      11,438            12,184           $14,615         $11,598
11/30/1996      11,807            12,580           $15,719         $11,796
12/31/1996      11,739            12,510           $23,240         $13,207
1/31/1997       12,001            12,792           $16,371         $11,723
2/28/1997       12,010            12,804           $16,498         $11,752
3/31/1997       11,749            12,528           $15,822         $11,621
4/30/1997       12,034            12,835           $16,765         $11,796
5/31/1997       12,411            13,239           $17,784         $11,908
6/30/1997       12,719            13,571           $18,581         $12,050
7/31/1997       13,291            14,184           $20,058         $12,375
8/31/1997       12,903            13,773           $18,935         $12,270
9/30/1997       13,337            14,239           $19,970         $12,450
10/31/1997      13,242            14,141           $19,303         $12,631
11/30/1997      13,417            14,331           $20,197         $12,689
12/31/1997      13,584            14,511           $20,545         $12,817
1/31/1998       13,757            14,700           $20,771         $12,981
2/28/1998       14,146            15,118           $22,268         $12,971
3/31/1998       14,428            15,422           $23,408         $13,015
4/30/1998       14,552            15,557           $23,647         $13,082
5/31/1998       14,492            15,496           $23,240         $13,207
6/30/1998       14,780            15,806           $24,184         $13,319
7/31/1998       14,664            15,685           $23,928         $13,347
8/31/1998       13,910            14,882           $20,470         $13,564
9/30/1998       14,368            15,375           $21,782         $13,882
10/31/1998      14,831            15,874           $23,553         $13,808
11/30/1998      15,319            16,400           $24,980         $13,887
12/31/1998      15,822            16,941           $26,419         $13,929
1/31/1999       16,121            17,265           $27,524         $14,027
2/28/1999       15,755            16,877           $26,668         $13,782
3/31/1999       16,047            17,193           $27,734         $13,858
4/30/1999       16,352            17,524           $28,808         $13,902
5/31/1999       16,195            17,358           $28,128         $13,780
6/30/1999       16,533            17,725           $29,689         $13,736
7/31/1999       16,389            17,574           $28,762         $13,678
8/31/1999       16,312            17,495           $28,620         $13,671
9/30/1999       16,208            17,387           $27,835         $13,830
10/31/1999      16,526            17,732           $29,597         $13,881
11/30/1999      16,757            17,984           $30,198         $13,880
12/31/1999      17,049            18,301           $31,977         $13,813
1/31/2000       16,885            18,129           $30,371         $13,767
2/29/2000       17,123            18,388           $29,797         $13,934
3/31/2000       17,762            19,078           $32,711         $14,118
4/30/2000       17,583            18,889           $31,727         $14,077
5/31/2000       17,433            18,733           $31,076         $14,070
6/30/2000       17,816            19,148           $31,844         $14,363
7/31/2000       17,871            19,211           $31,347         $14,493
8/31/2000       18,319            19,697           $33,294         $14,703
9/30/2000       18,104            19,470           $31,536         $14,796
10/31/2000      18,239            19,619           $31,404         $14,894
11/30/2000      18,199            19,579           $28,929         $15,138
12/31/2000      18,626            20,043           $29,071         $15,419
1/31/2001       18,828            20,266           $30,103         $15,672
2/28/2001       18,364            19,769           $27,360         $15,809
3/31/2001       17,978            19,358           $25,628         $15,888
4/30/01         18,666            20,103           $27,617         $15,821
5/31/01         18,742            20,189           $27,802         $15,916
6/30/01         18,571            20,009           $27,127         $15,976
7/31/01         18,630            20,077           $26,861         $16,334
8/31/01         18,356            19,786           $25,182         $16,522
9/30/01         17,701            19,084           $23,150         $16,715
10/31/2001      17,999            19,409           $23,592         $17,065
11/30/2001      18,567            20,026           $25,401         $16,829
12/31/2001      18,712            20,186           $25,625         $16,722
1/31/2002       18,588            20,057           $25,251         $16,857
2/28/2002       18,449            19,911           $24,764         $17,021
3/31/2002       18,760            20,250           $25,695         $16,738
4/30/2002       18,603            20,085           $24,138         $17,063
5/31/2002       18,556            20,039           $23,961         $17,208
6/30/2002       18,195            19,653           $22,255         $17,356
7/31/2002       17,393            18,791           $20,522         $17,566
8/31/2002       17,406            18,809           $20,655         $17,863
9/30/2002       16,536            17,873           $18,412         $18,152
10/31/2002      17,161            18,552           $20,030         $18,069
11/30/2002      17,658            19,094           $21,208         $18,063
12/31/2002      17,177            18,577           $19,963         $18,437
1/31/2003       16,908            18,290           $19,442         $18,454
2/28/2003       16,772            18,146           $19,150         $18,708
3/31/2003       16,812            18,194           $19,334         $18,693
4/30/2003       17,534            18,979           $20,927         $18,848
5/31/2003       18,097            19,592           $22,028         $19,199
6/30/2003       18,235            19,745           $22,310         $19,161
7/31/2003       18,487            20,023           $22,703         $18,517
8/31/2003       18,678            20,233           $23,146         $18,639
9/30/2003       18,638            20,195           $22,900         $19,132
10/31/2003      19,209            20,818           $24,194         $18,954
11/30/2003      19,320            20,942           $24,407         $18,999
12/31/2003      19,818            21,487           $25,686         $19,193
1/31/2004       20,007            21,696           $26,159         $19,347
2/29/2004       20,190            21,895           $26,522         $19,557
3/31/2004       20,144            21,855           $26,122         $19,703
4/30/2004       19,832            21,517           $25,712         $19,191
5/31/2004       19,906            21,606           $26,064         $19,114
6/30/2004       20,089            21,805           $26,569         $19,223
7/31/2004       19,731            21,427           $25,690         $19,413
8/31/2004       19,786            21,477           $25,793         $19,784
9/30/2004       19,943            21,666           $26,071         $19,838
10/31/2004      20,117            21,855           $26,470         $20,004
11/30/2004      20,585            22,363           $27,542         $19,844
12/31/2004      20,950            22,773           $28,479         $20,027
1/31/2005       20,690            22,481           $27,784         $20,153
2/28/2005       20,883            22,700           $28,367         $20,034
3/31/2005       20,661            22,470           $27,865         $19,932

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Portfolio holdings and characteristics are subject to change.

(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(7) SEC yields include the actual amount of interest earned, adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month end basis.

(8) The chart compares the performance of the Wells Fargo Moderate Balanced Fund Class A shares and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ASSET ALLOCATION FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO STRATEGIC GROWTH ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Strategic Growth Allocation Fund (the Fund) seeks to provide capital appreciation with a secondary emphasis on current income.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC     Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS
   Artisan Partners L.P.                 New Star Institutional Managers Limited
   Barclays Global Fund Advisors         Peregrine Capital Management, Inc.
   Cadence Capital Management            Smith Asset Management, L.P.
   Cooke & Bieler, L.P.                  Systematic Financial Management, L.P.
   Galliard Capital Management, Inc.     Wells Capital Management Incorporated
   LSV Asset Management

FUND MANAGERS                          INCEPTION DATE
   Thomas C. Biwer, CFA                   12/02/97
   Galen G. Blomster, CFA
   Christian L. Chan, CFA
   Jeffrey P. Mellas
   Andrew Owen, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional Class shares returned 6.58%(1) for the six-month period ended March 31, 2005, underperforming the S&P 500 Index(2), which returned 6.88%, but outperforming the Lehman Brothers Aggregate Bond Index(3), which returned 0.47%, during the same period. The Fund distributed $0.16 per share in dividend income and no capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The period began with investor optimism regarding the strength of the economy and corporate earnings, and ended with concerns over rising inflation and cautious comments by the Federal Reserve Board on continuing to raise short-term interest rates to curb inflation. Stocks staged a strong rally early in the period, followed by highs and lows later in the period in reaction to rising oil prices. Bond yields rose and equity market gains were broad based. International stocks led the way, followed by large-cap value stocks and small cap stocks. With stocks outperforming bonds during the six-month period, maintaining a 15% Tactical Asset Allocation (TAA) shift toward stocks contributed to the performance of the Fund.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The TAA Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 15% shift toward stocks throughout the period. When the shift was originally implemented toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 80% stocks and 20% bonds. With the shift toward stocks, the portfolio maintained a long position in S&P 500 Index futures and a short position in long-term U.S. Treasury bond futures. During the futures overlay, the Fund has an effective target allocation of 95% stocks and 5% bonds.

      The Wells Fargo C&B Large Cap Value Portfolio was added to the large-cap value style on January 12, 2005. Also, the large-cap value style was reallocated so that it was evenly distributed among the Wells Fargo Equity Income Portfolio, Wells Fargo Large Cap Value Portfolio, and Wells Fargo C&B Large Cap Value Portfolio.

      On October 6, 2004, two new portfolios were added to the international style: the Wells Fargo International Growth Portfolio and the Wells Fargo International Index Portfolio. The assets were evenly divided among the four portfolios that make up the international style. Also, the Wells Fargo International Equity Portfolio changed its sub-adviser from Wells Capital Management Incorporated to New Star Institutional Managers Limited.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The TAA Model indicates that stocks continue to be compellingly attractive relative to bonds. As a result, the Fund will remain overweighted in stocks until the relative valuation between stocks and bonds shifts.

      On April 11, 2005, the name of the Strategic Growth Allocation Fund was changed to the Aggressive Allocation Fund, the name of the International Equity Portfolio was changed to International Core Portfolio, and the name of the Large Cap Value Portfolio was changed to Equity Value Portfolio.

--------------------------------------------------------------------------------

      The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Strategic Growth Allocation Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for Institutional Class shares of the Wells Fargo Strategic Growth Allocation Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Aggressive Balanced-Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                          Excluding Sales Charge
                                                   ------------------------------------
                                                                                Life of
                                                   6-Month*   1-Year   5-Year    Fund
                                                   --------   ------   ------   -------
Wells Fargo Strategic Growth Allocation Fund -
  Institutional Class (Inception date 12/02/1997)    6.58     4.82     0.57       6.18
Benchmarks
  S&P 500 Index(2)                                   6.88     6.69    (3.16)      4.48
  Lehman Brothers Aggregate Bond Index(3)            0.47     1.15     7.14       6.35

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Microsoft Corporation                                                      1.27%
ExxonMobil Corporation                                                     1.22%
General Electric Company                                                   1.14%
Intel Corporation                                                          0.99%
Goldman Sachs Group Incorporated                                           0.97%
eBay Incorporated                                                          0.84%
Medtronic Incorporated                                                     0.79%
American International Group Incorporated                                  0.72%
Bank of America Corporation                                                0.72%
Citigroup Incorporated                                                     0.72%

DIVERSIFIED BOND STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Average Credit Quality(6)                                                    AA
Average Maturity                                                     6.29 years
Duration                                                             3.80 years
30-Day SEC Yield(7)                                                        3.78%

STRATEGIC ALLOCATION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                       80%
Bonds                                                                        20%

EFFECTIVE ALLOCATION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                       95%
Bonds                                                                         5%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.02
Dividend Yield                                                             1.24%
Price to Earnings Ratio (trailing 12 months)                              17.96x
Price to Book Ratio                                                        2.86x
Median Market Cap ($B)                                                  $ 26.68
5-Year Earnings Growth (historic)                                          0.36%
Portfolio Turnover                                                           24%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(8) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


             WELLS FARGO
           STRATEGIC GROWTH
           ALLOCATION FUND-                    LEHMAN BROTHERS
            INSTITUTIONAL                       AGGREGATE BOND
                CLASS         S&P 500 INDEX         INDEX
           ----------------  ---------------   ---------------
12/2/1997       10,000           $10,000           $10,000
12/31/1997      10,013           $10,172           $10,101
1/31/1998       10,144           $10,284           $10,230
2/28/1998       10,704           $11,025           $10,222
3/31/1998       11,085           $11,590           $10,257
4/30/1998       11,225           $11,708           $10,310
5/31/1998       10,364           $10,785           $10,940
6/30/1998       11,375           $11,974           $10,497
7/31/1998       11,205           $11,847           $10,519
8/31/1998        9,923           $10,135           $10,690
9/30/1998       10,364           $10,785           $10,940
10/31/1998      11,135           $11,662           $10,882
11/30/1998      11,766           $12,368           $10,944
12/31/1998      12,438           $13,081           $10,977
1/31/1999       12,791           $13,627           $11,055
2/28/1999       12,438           $13,204           $10,862
3/31/1999       12,821           $13,732           $10,921
4/30/1999       13,234           $14,263           $10,956
5/31/1999       13,043           $13,927           $10,860
6/30/1999       13,608           $14,699           $10,825
7/31/1999       13,376           $14,241           $10,780
8/31/1999       13,255           $14,170           $10,774
9/30/1999       13,002           $13,782           $10,899
10/31/1999      13,507           $14,654           $10,940
11/30/1999      13,850           $14,951           $10,938
12/31/1999      14,377           $15,832           $10,886
1/31/2000       14,041           $15,037           $10,850
2/29/2000       14,204           $14,753           $10,981
3/31/2000       15,080           $16,196           $11,126
4/30/2000       14,836           $15,709           $11,094
5/31/2000       14,591           $15,386           $11,088
6/30/2000       14,989           $15,767           $11,319
7/31/2000       14,897           $15,521           $11,422
8/31/2000       15,498           $16,484           $11,588
9/30/2000       15,060           $15,614           $11,661
10/31/2000      15,162           $15,548           $11,738
11/30/2000      14,683           $14,323           $11,930
12/31/2000      15,106           $14,393           $12,152
1/31/2001       15,330           $14,904           $12,351
2/28/2001       14,403           $13,547           $12,459
3/31/2001       13,700           $12,689           $12,521
4/30/2001       14,786           $13,674           $12,469
5/31/2001       14,818           $13,765           $12,543
6/30/2001       14,520           $13,431           $12,591
7/31/2001       14,403           $13,299           $12,873
8/31/2001       13,860           $12,468           $13,021
9/30/2001       12,805           $11,462           $13,173
10/31/2001      13,061           $11,681           $13,449
11/30/2001      14,009           $12,577           $13,263
12/31/2001      14,224           $12,687           $13,178
1/31/2002       14,008           $12,502           $13,285
2/28/2002       13,748           $12,261           $13,414
3/31/2002       14,343           $12,722           $13,191
4/30/2002       13,943           $11,951           $13,447
5/31/2002       13,813           $11,864           $13,561
6/30/2002       13,196           $11,019           $13,678
7/31/2002       12,005           $10,161           $13,844
8/31/2002       11,983           $10,227           $14,078
9/30/2002       10,728           $ 9,116           $14,306
10/31/2002      11,539           $ 9,917           $14,240
11/30/2002      12,167           $10,500           $14,236
12/31/2002      11,459           $ 9,884           $14,530
1/31/2003       11,119           $ 9,626           $14,543
2/28/2003       10,877           $ 9,482           $14,744
3/31/2003       10,954           $ 9,573           $14,732
4/30/2003       11,789           $10,362           $14,854
5/31/2003       12,371           $10,907           $15,131
6/30/2003       12,558           $11,046           $15,101
7/31/2003       12,997           $11,241           $14,593
8/31/2003       13,206           $11,460           $14,689
9/30/2003       13,019           $11,338           $15,078
10/31/2003      13,811           $11,979           $14,938
11/30/2003      13,942           $12,084           $14,973
12/31/2003      14,559           $12,718           $15,126
1/31/2004       14,759           $12,952           $15,248
2/29/2004       14,937           $13,132           $15,413
3/31/2004       14,803           $12,933           $15,528
4/30/2004       14,570           $12,730           $15,124
5/31/2004       14,714           $12,905           $15,064
6/30/2004       14,937           $13,155           $15,150
7/31/2004       14,381           $12,720           $15,300
8/31/2004       14,336           $12,770           $15,592
9/30/2004       14,559           $12,908           $15,634
10/31/2004      14,737           $13,106           $15,765
11/30/2004      15,448           $13,637           $15,639
12/31/2004      15,900           $14,100           $15,783
1/31/2005       15,472           $13,756           $15,883
2/28/2005       15,798           $14,045           $15,789
3/31/2005       15,517           $13,797           $15,708

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Portfolio holdings and characteristics are subject to change.

(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(8) The chart compares the performance of the Wells Fargo Strategic Growth Allocation Fund Institutional Class shares for the life of the Fund with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO ASSET ALLOCATION FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Strategic Income Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments, and stocks.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC     Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS
   Artisan Partners L.P.                 New Star Institutional Managers Limited
   Barclays Global Fund Advisors         Peregrine Capital Management, Inc.
   Cadence Capital Management            Smith Asset Management, L.P.
   Cooke & Bieler, L.P.                  Systematic Financial Management, L.P.
   Galliard Capital Management, Inc.     Wells Capital Management Incorporated
   LSV Asset Management

FUND MANAGERS                          INCEPTION DATE
   Thomas C. Biwer, CFA                   04/30/89
   Galen G. Blomster, CFA
   Christian L. Chan, CFA
   Jeffrey P. Mellas
   Andrew Owen, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional class shares returned 2.10%(1) for the six-month period ended March 31, 2005, underperforming the S&P 500 Index(2), which returned 6.88%, but outperforming the Lehman Brothers Aggregate Bond Index(3), which returned 0.47% for the same period. The Fund distributed $0.41 per share in dividend income and $0.23 per share in capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the six-month period, the Fund's stock holdings outperformed its bond holdings. The period began with investor optimism regarding the strength of the economy and corporate earnings, and ended with concerns over rising inflation and cautious comments by the Federal Reserve Board on continuing to raise short-term interest rates to curb inflation. Stocks staged a strong rally early in the period, followed by highs and lows later in the period in reaction to rising oil prices. Bond yields rose and equity market gains were broad-based. International stocks led the way during the period, followed by large-cap value stocks and small cap stocks.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds, maintained a 5% shift toward stocks throughout the period. When the shift was originally implemented toward stocks, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 20% stocks and 80% bonds. With the shift toward stocks, the portfolio maintained a long position in S&P 500 Index futures and a short position in long-term U.S. Treasury bond futures. During the futures overlay, the Fund has an effective target allocation of 25% stocks and 75% bonds.

      The Wells Fargo C&B Large Cap Value Portfolio was added to the large-cap value style on January 12, 2005. Also, the large-cap value style was reallocated so that it was evenly distributed among the Wells Fargo Equity Income Portfolio, Wells Fargo Large Cap Value Portfolio, and Wells Fargo C&B Large Cap Value Portfolio.

      On October 6, 2004, two new portfolios were added to the international style: the Wells Fargo International Growth Portfolio and the Wells Fargo International Index Portfolio. The assets were evenly divided among the four portfolios that make up the international style. Also, the Wells Fargo International Equity Portfolio changed its sub-adviser from Wells Capital Management Incorporated to New Star Institutional Managers Limited.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The TAA Model indicates that stocks continue to be compellingly attractive relative to bonds. As a result, the Fund will remain overweighted in stocks until the relative valuation between stocks and bonds shifts.

      On April 11, 2005, the name of the Strategic Income Fund was changed to the Conservative Allocation Fund, the name of the International Equity Portfolio was changed to International Core Portfolio, and the name of the Large Cap Value Portfolio was changed to Equity Value Portfolio.

--------------------------------------------------------------------------------

      The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Strategic Income Fund.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                Excluding Sales Charge
                                                         ------------------------------------
                                                         6-Month*   1-Year   5-Year   10-Year
                                                         --------   ------   ------   -------
Wells Fargo Strategic Income Fund - Institutional Class    2.10      1.69     4.13      7.30
Benchmarks
  S&P 500 Index(2)                                         6.88      6.69     (3.16)   10.79
  Lehman Brothers Aggregate Bond Index(3)                  0.47      1.15      7.14     7.14

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

GNMA Series 2003-38 Class JC, 7.04%, 4/16/2024                             1.32%
FHLB, 1.52%, 7/14/2005                                                     1.22%
FHLB, 2.25%, 1/30/2006                                                     1.19%
U.S. Treasury Bond, 5.38%, 2/15/2031                                       1.19%
FHLB, 1.55%, 7/14/2005                                                     1.17%
FHLMC, 2.20%, 12/01/2005                                                   1.09%
U.S. Treasury Bond, 7.25%, 8/15/2022                                       1.00%
FFCB, 2.09%, 1/30/2006                                                     0.99%
FHLB, 3.31%, 3/30/2007                                                     0.99%
U.S. Treasury Bond, 6.25%, 8/15/2023                                       0.97%

DIVERSIFIED BOND STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Average Credit Quality(6)                                                    AA
Average Maturity                                                     6.29 years
Duration                                                             3.80 years
30-Day SEC Yield(7)                                                        3.78%

STRATEGIC ALLOCATION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                       20%
Bonds                                                                        80%

EFFECTIVE ALLOCATION(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Stocks                                                                       25%
Bonds                                                                        75%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.02
Dividend Yield                                                             0.31%
Price to Earnings Ratio (trailing 12 months)                              17.96x
Price to Book Ratio                                                        2.86x
Weighted Median Market Cap ($B)                                         $ 38.05
5-Year Earnings Growth (historic)                                          0.36%
Portfolio Turnover                                                           28%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(8) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


             WELLS FARGO
             STRATEGIC
             INCOME FUND                       LEHMAN BROTHERS
            INSTITUTIONAL -                     AGGREGATE BOND
                 CLASS         S&P 500 INDEX        INDEX
           ----------------  ----------------  ---------------
3/31/1995       10,000           $10,000           $10,000
4/30/1995       10,113           $10,294           $10,140
5/31/1995       10,333           $10,705           $10,532
6/30/1995       10,464           $10,953           $10,609
7/31/1995       10,589           $11,316           $10,586
8/31/1995       10,654           $11,345           $10,714
9/30/1995       10,815           $11,823           $10,818
10/31/1995      10,826           $11,781           $10,959
11/30/1995      10,993           $12,298           $11,123
12/31/1995      11,100           $12,535           $11,279
1/31/1996       11,213           $12,961           $11,353
2/29/1996       11,182           $13,081           $11,156
3/31/1996       11,219           $13,207           $11,078
4/30/1996       11,295           $13,401           $11,015
5/31/1996       11,383           $13,745           $10,993
6/30/1996       11,427           $13,798           $11,141
7/31/1996       11,288           $13,188           $11,171
8/31/1996       11,370           $13,466           $11,152
9/30/1996       11,615           $14,223           $11,346
10/31/1996      11,741           $14,615           $11,598
11/30/1996      12,036           $15,719           $11,796
12/31/1996      11,987           $15,408           $11,686
1/31/1997       12,156           $16,371           $11,723
2/28/1997       12,163           $16,498           $11,752
3/31/1997       11,967           $15,822           $11,621
4/30/1997       12,197           $16,765           $11,796
5/31/1997       12,474           $17,784           $11,908
6/30/1997       12,710           $18,581           $12,050
7/31/1997       13,183           $20,058           $12,375
8/31/1997       12,899           $18,935           $12,270
9/30/1997       13,237           $19,970           $12,450
10/31/1997      13,298           $19,303           $12,631
11/30/1997      13,426           $20,197           $12,689
12/31/1997      13,574           $20,545           $12,817
1/31/1998       13,748           $20,771           $12,981
2/28/1998       13,945           $22,268           $12,971
3/31/1998       14,112           $23,408           $13,015
4/30/1998       14,207           $23,647           $13,082
5/31/1998       14,236           $23,240           $13,207
6/30/1998       14,454           $24,184           $13,319
7/31/1998       14,403           $23,928           $13,347
8/31/1998       14,141           $20,470           $13,564
9/30/1998       14,505           $21,782           $13,882
10/31/1998      14,702           $23,553           $13,808
11/30/1998      14,986           $24,980           $13,887
12/31/1998      15,262           $26,419           $13,929
1/31/1999       15,447           $27,524           $14,027
2/28/1999       15,161           $26,668           $13,782
3/31/1999       15,347           $27,734           $13,858
4/30/1999       15,532           $28,808           $13,902
5/31/1999       15,439           $28,128           $13,780
6/30/1999       15,594           $29,689           $13,736
7/31/1999       15,532           $28,762           $13,678
8/31/1999       15,494           $28,620           $13,671
9/30/1999       15,501           $27,835           $13,830
10/31/1999      15,671           $29,597           $13,881
11/30/1999      15,795           $30,198           $13,880
12/31/1999      15,939           $31,977           $13,813
1/31/2000       15,873           $30,371           $13,767
2/29/2000       16,097           $29,797           $13,934
3/31/2000       16,520           $32,711           $14,118
4/30/2000       16,404           $31,727           $14,077
5/31/2000       16,321           $31,076           $14,070
6/30/2000       16,645           $31,844           $14,363
7/31/2000       16,745           $31,347           $14,493
8/31/2000       17,060           $33,294           $14,703
9/30/2000       16,977           $31,536           $14,796
10/31/2000      17,102           $31,404           $14,894
11/30/2000      17,218           $28,929           $15,138
12/31/2000      17,567           $29,071           $15,419
1/31/2001       17,753           $30,103           $15,672
2/28/2001       17,620           $27,360           $15,809
3/31/2001       17,479           $25,628           $15,888
4/30/01         17,771           $27,617           $15,821
5/31/01         17,851           $27,802           $15,916
6/30/01         17,806           $27,127           $15,976
7/31/01         17,966           $26,861           $16,334
8/31/01         17,904           $25,182           $16,522
9/30/01         17,638           $23,150           $16,715
10/31/2001      17,921           $23,592           $17,065
11/30/2001      18,081           $25,401           $16,829
12/31/2001      18,146           $25,625           $16,722
1/31/2002       18,127           $25,251           $16,857
2/28/2002       18,127           $24,764           $17,021
3/31/2002       18,155           $25,695           $16,738
4/30/2002       18,193           $24,138           $17,063
5/31/2002       18,212           $23,961           $17,208
6/30/2002       18,089           $22,255           $17,356
7/31/2002       17,756           $20,522           $17,566
8/31/2002       17,832           $20,655           $17,863
9/30/2002       17,481           $18,412           $18,152
10/31/2002      17,775           $20,030           $18,069
11/30/2002      18,032           $21,208           $18,063
12/31/2002      17,877           $19,963           $18,437
1/31/2003       17,749           $19,442           $18,454
2/28/2003       17,769           $19,150           $18,708
3/31/2003       17,779           $19,334           $18,693
4/30/2003       18,211           $20,927           $18,848
5/31/2003       18,644           $22,028           $19,199
6/30/2003       18,693           $22,310           $19,161
7/31/2003       18,664           $22,703           $18,517
8/31/2003       18,792           $23,146           $18,639
9/30/2003       18,910           $22,900           $19,132
10/31/2003      19,165           $24,194           $18,954
11/30/2003      19,234           $24,407           $18,999
12/31/2003      19,542           $25,686           $19,193
1/31/2004       19,695           $26,159           $19,347
2/29/2004       19,847           $26,522           $19,557
3/31/2004       19,888           $26,122           $19,703
4/30/2004       19,583           $25,712           $19,191
5/31/2004       19,593           $26,064           $19,114
6/30/2004       19,705           $26,569           $19,223
7/31/2004       19,593           $25,690           $19,413
8/31/2004       19,705           $25,793           $19,784
9/30/2004       19,807           $26,071           $19,838
10/31/2004      19,939           $26,470           $20,004
11/30/2004      20,122           $27,542           $19,844
12/31/2004      20,370           $28,479           $20,027
1/31/2005       20,286           $27,784           $20,153
2/28/2005       20,339           $28,367           $20,034
3/31/2005       20,223           $27,865           $19,932

--------------------------------------------------------------------------------

      Performance shown for the Institutional Class shares of the Wells Fargo Strategic Income Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Strategic Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Portfolio holdings and characteristics are subject to change.

(6) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(8) The chart compares the performance of the Wells Fargo Strategic Income Fund Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO ASSET ALLOCATION FUNDS                                 FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                          Beginning    Ending
                                                           Account     Account       Expenses       Net Annual
                                                            Value       Value       Paid During      Expense
                                                          10/01/04     3/31/05    the Period(1)       Ratio
Wells Fargo Asset Allocation Fund
--------------------------------------------------------------------------------------------------------------
Wells Fargo Asset Allocation Fund - Class A
Actual                                                    $1,000.00   $1,060.10        $5.91          1.15%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,019.20        $5.79          1.15%

Wells Fargo Asset Allocation Fund - Class B
Actual                                                    $1,000.00   $1,056.20        $9.74          1.90%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,015.46        $9.55          1.90%

Wells Fargo Asset Allocation Fund - Class C
Actual                                                    $1,000.00   $1,056.30        $9.74          1.90%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,015.46        $9.55          1.90%

Wells Fargo Asset Allocation Fund - Institutional Class
Actual                                                    $1,000.00   $1,061.90        $4.63          0.90%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,020.44        $4.53          0.90%

Wells Fargo Growth Balanced Fund
--------------------------------------------------------------------------------------------------------------
Wells Fargo Growth Balanced Fund - Class A
Actual                                                    $1,000.00   $1,054.70        $6.15          1.20%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,018.95        $6.04          1.20%

Wells Fargo Growth Balanced Fund - Class B
Actual                                                    $1,000.00   $1,050.60        $9.97          1.95%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,015.21        $9.80          1.95%

Wells Fargo Growth Balanced Fund - Class C
Actual                                                    $1,000.00   $1,051.00        $9.97          1.95%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,015.21        $9.80          1.95%

FUND EXPENSES                                 WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                          Beginning    Ending
                                                           Account     Account       Expenses       Net Annual
                                                            Value       Value       Paid During      Expense
                                                          10/01/04     3/31/05    the Period(1)       Ratio
--------------------------------------------------------------------------------------------------------------
Wells Fargo Growth Balanced Fund - Institutional Class
Actual                                                    $1,000.00   $1,056.10        $4.87          0.95%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,020.19        $4.78          0.95%

Wells Fargo Index Allocation Fund
--------------------------------------------------------------------------------------------------------------
Wells Fargo Index Allocation Fund - Class A
Actual                                                    $1,000.00   $1,062.60        $5.91          1.15%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,019.20        $5.79          1.15%

Wells Fargo Index Allocation Fund - Class B
Actual                                                    $1,000.00   $1,058.50        $9.75          1.90%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,015.46        $9.55          1.90%

Wells Fargo Index Allocation Fund - Class C
Actual                                                    $1,000.00   $1,058.70        $9.75          1.90%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,015.46        $9.55          1.90%

Wells Fargo Moderate Balanced Fund
--------------------------------------------------------------------------------------------------------------
Wells Fargo Moderate Balanced Fund - Class A
Actual                                                    $1,000.00   $1,036.00        $5.84          1.15%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,019.20        $5.79          1.15%

Wells Fargo Moderate Balanced Fund - Class B
Actual                                                    $1,000.00   $1,032.10        $9.63          1.90%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,015.46        $9.55          1.90%

Wells Fargo Moderate Balanced Fund - Class C
Actual                                                    $1,000.00   $1,032.10        $9.63          1.90%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,015.46        $9.55          1.90%

Wells Fargo Moderate Balanced Fund - Institutional Class
Actual                                                    $1,000.00   $1,037.10        $4.57          0.90%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,020.44        $4.53          0.90%

Wells Fargo Strategic Growth Allocation Fund
--------------------------------------------------------------------------------------------------------------
Wells Fargo Strategic Growth Allocation Fund -
  Institutional Class
Actual                                                    $1,000.00   $1,065.80        $5.15          1.00%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,019.95        $5.04          1.00%

Wells Fargo Strategic Income Fund
--------------------------------------------------------------------------------------------------------------
Wells Fargo Strategic Income Fund - Institutional Class
Actual                                                    $1,000.00   $1,021.00        $4.28          0.85%

Hypothetical
  (5% return before expenses)                             $1,000.00   $1,020.69        $4.28          0.85%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCKS - 56.77%

AMUSEMENT & RECREATION SERVICES - 0.09%

      6,718  HARRAH'S ENTERTAINMENT INCORPORATED<<                                                               $      433,849
     20,364  INTERNATIONAL GAME TECHNOLOGY<<                                                                            542,904

                                                                                                                        976,753
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 0.26%

     43,466  GAP INCORPORATED                                                                                           949,298
     19,236  KOHL'S CORPORATION+                                                                                        993,155
     22,548  LIMITED BRANDS<<                                                                                           547,916
      7,440  NORDSTROM INCORPORATED                                                                                     412,027

                                                                                                                      2,902,396
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.08%

      7,224  JONES APPAREL GROUP INCORPORATED                                                                           241,932
      6,406  LIZ CLAIBORNE INCORPORATED                                                                                 257,073
      5,901  VF CORPORATION                                                                                             348,985

                                                                                                                        847,990
                                                                                                                 --------------

APPLICATIONS SOFTWARE - 0.02%

     10,003  CITRIX SYSTEMS INCORPORATED+<<                                                                             238,271
                                                                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.05%

     13,328  AUTONATION INCORPORATED+                                                                                   252,432
      3,994  AUTOZONE INCORPORATED+                                                                                     342,286

                                                                                                                        594,718
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%

      3,782  RYDER SYSTEM INCORPORATED                                                                                  157,709
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.11%

      7,469  CENTEX CORPORATION                                                                                         427,750
      2,458  KB HOME<<                                                                                                  288,717
      6,993  PULTE HOMES INCORPORATED<<                                                                                 514,894

                                                                                                                      1,231,361
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.70%

    129,606  HOME DEPOT INCORPORATED                                                                                  4,956,133
     45,608  LOWE'S COMPANIES INCORPORATED                                                                            2,603,761
      7,470  SHERWIN-WILLIAMS COMPANY                                                                                   328,605

                                                                                                                      7,888,499
                                                                                                                 --------------

BUSINESS SERVICES - 3.58%

     14,361  ADOBE SYSTEMS INCORPORATED                                                                                 964,627
      7,476  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                       398,022
     13,545  AUTODESK INCORPORATED+                                                                                     403,099
     34,414  AUTOMATIC DATA PROCESSING INCORPORATED                                                                   1,546,909
     13,074  BMC SOFTWARE INCORPORATED+                                                                                 196,110
     62,276  CENDANT CORPORATION<<                                                                                    1,279,149

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)

     31,412  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<                                                    $      851,265
     11,278  COMPUTER SCIENCES CORPORATION+                                                                             517,096
     22,860  COMPUWARE CORPORATION+                                                                                     164,592
      8,387  CONVERGYS CORPORATION+<<                                                                                   125,218
     71,434  EBAY INCORPORATED+                                                                                       2,661,631
     18,174  ELECTRONIC ARTS INCORPORATED+<<                                                                            941,050
     30,551  ELECTRONIC DATA SYSTEMS CORPORATION<<                                                                      631,489
      7,972  EQUIFAX INCORPORATED                                                                                       244,661
     47,327  FIRST DATA CORPORATION                                                                                   1,860,424
     11,406  FISERV INCORPORATED+                                                                                       453,959
     13,690  IMS HEALTH INCORPORATED                                                                                    333,899
     24,959  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                             306,497
     10,943  INTUIT INCORPORATED+<<                                                                                     478,975
      4,982  MERCURY INTERACTIVE CORPORATION+<<                                                                         236,047
    597,206  MICROSOFT CORPORATION                                                                                   14,434,469
      7,124  MONSTER WORLDWIDE INCORPORATED+                                                                            199,828
     10,990  NCR CORPORATION+<<                                                                                         370,803
     22,366  NOVELL INCORPORATED+<<                                                                                     133,301
     10,997  OMNICOM GROUP INCORPORATED<<                                                                               973,455
    265,202  ORACLE CORPORATION+                                                                                      3,309,721
     15,964  PARAMETRIC TECHNOLOGY CORPORATION+                                                                          89,239
      9,500  ROBERT HALF INTERNATIONAL INCORPORATED                                                                     256,120
     30,383  SIEBEL SYSTEMS INCORPORATED+                                                                               277,397
    199,363  SUN MICROSYSTEMS INCORPORATED+                                                                             805,427
     17,049  SUNGARD DATA SYSTEMS INCORPORATED+<<                                                                       588,191
     41,877  SYMANTEC CORPORATION+<<                                                                                    893,236
     19,907  UNISYS CORPORATION+                                                                                        140,543
     24,914  VERITAS SOFTWARE CORPORATION+                                                                              578,503
     76,959  YAHOO! INCORPORATED+                                                                                     2,608,910

                                                                                                                     40,253,862
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 5.89%

     92,009  ABBOTT LABORATORIES                                                                                      4,289,460
     13,433  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                      850,175
      5,003  ALBERTO-CULVER COMPANY CLASS B                                                                             239,444
     73,936  AMGEN INCORPORATED+                                                                                      4,303,815
      5,997  AVERY DENNISON CORPORATION<<                                                                               371,394
     27,831  AVON PRODUCTS INCORPORATED                                                                               1,195,063
     19,686  BIOGEN IDEC INCORPORATED+                                                                                  679,364
    115,331  BRISTOL-MYERS SQUIBB COMPANY                                                                             2,936,327
      8,712  CHIRON CORPORATION+<<                                                                                      305,443
      9,052  CLOROX COMPANY<<                                                                                           570,185
     31,016  COLGATE PALMOLIVE COMPANY                                                                                1,618,105
     56,280  DOW CHEMICAL COMPANY                                                                                     2,805,558
     58,843  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                      3,015,115
      4,599  EASTMAN CHEMICAL COMPANY<<                                                                                 271,341

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)

     13,032  ECOLAB INCORPORATED                                                                                 $      430,708
     66,853  ELI LILLY & COMPANY                                                                                      3,483,041
     20,738  FOREST LABORATORIES INCORPORATED+                                                                          766,269
     14,629  GENZYME CORPORATION+                                                                                       837,364
     25,550  GILEAD SCIENCES INCORPORATED+<<                                                                            914,690
     58,508  GILLETTE COMPANY                                                                                         2,953,484
      3,035  GREAT LAKES CHEMICAL CORPORATION                                                                            97,484
      9,212  HOSPIRA INCORPORATED+                                                                                      297,271
      5,228  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            206,506
     14,257  KING PHARMACEUTICALS INCORPORATED+                                                                         118,476
     14,680  MEDIMMUNE INCORPORATED+                                                                                    349,531
    130,320  MERCK & COMPANY INCORPORATED                                                                             4,218,458
     15,715  MONSANTO COMPANY                                                                                         1,013,617
     15,890  MYLAN LABORATORIES INCORPORATED                                                                            281,571
    440,331  PFIZER INCORPORATED                                                                                     11,567,495
     10,222  PPG INDUSTRIES INCORPORATED                                                                                731,077
     19,048  PRAXAIR INCORPORATED<<                                                                                     911,637
    148,884  PROCTER & GAMBLE COMPANY<<                                                                               7,890,852
     11,475  ROHM & HAAS COMPANY                                                                                        550,800
     87,053  SCHERING-PLOUGH CORPORATION<<                                                                            1,580,012
      4,063  SIGMA-ALDRICH CORPORATION<<                                                                                248,859
     78,854  WYETH                                                                                                    3,326,062

                                                                                                                     66,226,053
                                                                                                                 --------------

COMMUNICATIONS - 2.30%

     17,855  ALLTEL CORPORATION<<                                                                                       979,347
     47,236  AT&T CORPORATION                                                                                           885,675
     28,330  AVAYA INCORPORATED+<<                                                                                      330,894
    108,099  BELLSOUTH CORPORATION<<                                                                                  2,841,923
      7,942  CENTURYTEL INCORPORATED<<                                                                                  260,815
     31,107  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                1,072,258
    130,557  COMCAST CORPORATION CLASS A+                                                                             4,410,216
     66,499  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                              1,889,902
     98,640  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                         364,968
    194,970  SBC COMMUNICATIONS INCORPORATED                                                                          4,618,839
     87,233  SPRINT CORPORATION-FON GROUP                                                                             1,984,539
     17,226  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                           476,988
    163,484  VERIZON COMMUNICATIONS INCORPORATED                                                                      5,803,682

                                                                                                                     25,920,046
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 5.79%

     20,958  AMSOUTH BANCORPORATION<<                                                                                   543,860
    239,248  BANK OF AMERICA CORPORATION                                                                             10,550,837
     45,943  BANK OF NEW YORK COMPANY INCORPORATED                                                                    1,334,644
     32,370  BB&T CORPORATION                                                                                         1,265,020
    308,403  CITIGROUP INCORPORATED                                                                                  13,859,631
     10,045  COMERICA INCORPORATED                                                                                      553,279

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
DEPOSITORY INSTITUTIONS (continued)

      7,292  COMPASS BANCSHARES INCORPORATED                                                                     $      331,057
     30,695  FIFTH THIRD BANCORP                                                                                      1,319,271
      7,267  FIRST HORIZON NATIONAL CORPORATION                                                                         296,421
     16,666  GOLDEN WEST FINANCIAL CORPORATION                                                                        1,008,293
     13,684  HUNTINGTON BANCSHARES INCORPORATED<<                                                                       327,048
    209,741  JP MORGAN CHASE & COMPANY                                                                                7,257,039
     23,981  KEYCORP<<                                                                                                  778,183
      5,804  M&T BANK CORPORATION<<                                                                                     592,356
     12,263  MARSHALL & ILSLEY CORPORATION                                                                              511,980
     25,010  MELLON FINANCIAL CORPORATION<<                                                                             713,785
     35,071  NATIONAL CITY CORPORATION<<                                                                              1,174,878
     27,777  NORTH FORK BANCORPORATION INCORPORATED                                                                     770,534
     12,004  NORTHERN TRUST CORPORATION                                                                                 521,454
     16,681  PNC FINANCIAL SERVICES GROUP<<                                                                             858,738
     27,420  REGIONS FINANCIAL CORPORATION<<                                                                            888,408
     22,120  SOVEREIGN BANCORP INCORPORATED                                                                             490,179
     19,685  STATE STREET CORPORATION                                                                                   860,628
     20,018  SUNTRUST BANKS INCORPORATED<<                                                                            1,442,697
     18,346  SYNOVUS FINANCIAL CORPORATION                                                                              511,120
    109,386  US BANCORP                                                                                               3,152,505
     93,577  WACHOVIA CORPORATION<<                                                                                   4,764,005
     51,539  WASHINGTON MUTUAL INCORPORATED                                                                           2,035,790
    100,085  WELLS FARGO & COMPANY++                                                                                  5,985,083
      5,303  ZIONS BANCORPORATION<<                                                                                     366,013

                                                                                                                     65,064,736
                                                                                                                 --------------

EATING & DRINKING PLACES - 0.33%

      8,720  DARDEN RESTAURANTS INCORPORATED                                                                            267,530
     75,081  MCDONALD'S CORPORATION                                                                                   2,338,022
      6,727  WENDY'S INTERNATIONAL INCORPORATED<<                                                                       262,622
     17,197  YUM! BRANDS INCORPORATED<<                                                                                 890,977

                                                                                                                      3,759,151
                                                                                                                 --------------

EDUCATIONAL SERVICES - 0.06%

      9,780  APOLLO GROUP INCORPORATED CLASS A+                                                                         724,307
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.07%

     38,292  AES CORPORATION+                                                                                           627,223
      8,113  ALLEGHENY ENERGY INCORPORATED+<<                                                                           167,615
     16,016  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                    117,077
     11,527  AMEREN CORPORATION<<                                                                                       564,938
     22,626  AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                                             770,642
     31,535  CALPINE CORPORATION+<<                                                                                      88,298
     17,077  CENTERPOINT ENERGY INCORPORATED                                                                            205,436
     11,296  CINERGY CORPORATION                                                                                        457,714
     19,798  CITIZENS COMMUNICATIONS COMPANY                                                                            256,186
     12,717  CMS ENERGY CORPORATION+<<                                                                                  165,830

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)

     14,316  CONSOLIDATED EDISON INCORPORATED                                                                    $      603,849
     10,437  CONSTELLATION ENERGY GROUP INCORPORATED                                                                    539,593
     20,101  DOMINION RESOURCES INCORPORATED<<                                                                        1,496,117
     10,267  DTE ENERGY COMPANY                                                                                         466,943
     55,358  DUKE ENERGY CORPORATION<<                                                                                1,550,578
     19,545  DYNEGY INCORPORATED CLASS A+<<                                                                              76,421
     19,229  EDISON INTERNATIONAL                                                                                       667,631
     37,961  EL PASO CORPORATION                                                                                        401,627
     12,579  ENTERGY CORPORATION                                                                                        888,832
     39,237  EXELON CORPORATION<<                                                                                     1,800,586
     19,467  FIRSTENERGY CORPORATION                                                                                    816,641
     23,088  FPL GROUP INCORPORATED                                                                                     926,983
      9,491  KEYSPAN CORPORATION                                                                                        369,864
      6,482  KINDER MORGAN INCORPORATED<<                                                                               490,687
      2,603  NICOR INCORPORATED                                                                                          96,545
     16,008  NISOURCE INCORPORATED                                                                                      364,822
      2,237  PEOPLES ENERGY CORPORATION                                                                                  93,775
     21,290  PG&E CORPORATION                                                                                           725,989
      5,404  PINNACLE WEST CAPITAL CORPORATION                                                                          229,724
     11,162  PPL CORPORATION                                                                                            602,636
     14,580  PROGRESS ENERGY INCORPORATED                                                                               611,631
     14,067  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                               765,104
     14,046  SEMPRA ENERGY                                                                                              559,593
     43,842  SOUTHERN COMPANY<<                                                                                       1,395,491
     12,189  TECO ENERGY INCORPORATED<<                                                                                 191,124
     14,178  TXU CORPORATION<<                                                                                        1,128,994
     33,551  WASTE MANAGEMENT INCORPORATED                                                                              967,946
     33,654  WILLIAMS COMPANIES INCORPORATED                                                                            633,032
     23,661  XCEL ENERGY INCORPORATED                                                                                   406,496

                                                                                                                     23,290,213
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.33%

     47,852  ADC TELECOMMUNICATIONS INCORPORATED+                                                                        95,225
     23,251  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                     374,806
     21,973  ALTERA CORPORATION+                                                                                        434,626
     10,611  AMERICAN POWER CONVERSION CORPORATION                                                                      277,053
     21,985  ANALOG DEVICES INCORPORATED                                                                                794,538
      9,502  ANDREW CORPORATION+                                                                                        111,268
     18,183  APPLIED MICRO CIRCUITS CORPORATION+                                                                         59,822
     17,166  BROADCOM CORPORATION CLASS A+<<                                                                            513,607
     33,774  CIENA CORPORATION+                                                                                          58,091
    381,506  CISCO SYSTEMS INCORPORATED+                                                                              6,825,142
     11,665  COMVERSE TECHNOLOGY INCORPORATED+                                                                          294,191
      5,468  COOPER INDUSTRIES LIMITED CLASS A                                                                          391,071
     24,748  EMERSON ELECTRIC COMPANY                                                                                 1,606,888
     23,700  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                              408,825

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

    625,570  GENERAL ELECTRIC COMPANY                                                                            $   22,558,054
    367,521  INTEL CORPORATION                                                                                        8,537,513
     10,832  JABIL CIRCUIT INCORPORATED+<<                                                                              308,929
     85,266  JDS UNIPHASE CORPORATION+<<                                                                                142,394
     11,600  KLA-TENCOR CORPORATION+<<                                                                                  533,716
      6,796  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                   482,652
     18,123  LINEAR TECHNOLOGY CORPORATION                                                                              694,292
     22,718  LSI LOGIC CORPORATION+                                                                                     126,994
    261,517  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                        719,172
     19,282  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                     788,055
      4,692  MAYTAG CORPORATION<<                                                                                        65,547
     36,228  MICRON TECHNOLOGY INCORPORATED+<<                                                                          374,598
      9,897  MOLEX INCORPORATED                                                                                         260,885
    144,707  MOTOROLA INCORPORATED                                                                                    2,166,264
     20,970  NATIONAL SEMICONDUCTOR CORPORATION                                                                         432,192
     21,609  NETWORK APPLIANCE INCORPORATED+<<                                                                          597,705
      8,250  NOVELLUS SYSTEMS INCORPORATED+                                                                             220,523
      9,809  NVIDIA CORPORATION+                                                                                        233,062
     10,610  PMC-SIERRA INCORPORATED+                                                                                    93,368
      5,420  QLOGIC CORPORATION+                                                                                        219,510
     97,135  QUALCOMM INCORPORATED                                                                                    3,559,998
     10,528  ROCKWELL COLLINS INCORPORATED                                                                              501,028
     30,892  SANMINA-SCI CORPORATION+                                                                                   161,256
      8,974  SCIENTIFIC-ATLANTA INCORPORATED                                                                            253,246
     27,267  TELLABS INCORPORATED+                                                                                      199,049
    101,592  TEXAS INSTRUMENTS INCORPORATED                                                                           2,589,580
      3,945  WHIRLPOOL CORPORATION                                                                                      267,195
     20,569  XILINX INCORPORATED<<                                                                                      601,232

                                                                                                                     59,933,162
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.19%

      5,049  FLUOR CORPORATION                                                                                          279,866
      8,095  MOODY'S CORPORATION                                                                                        654,562
     20,989  PAYCHEX INCORPORATED                                                                                       688,859
      5,387  QUEST DIAGNOSTICS INCORPORATED                                                                             566,335

                                                                                                                      2,189,622
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.22%

      6,489  BALL CORPORATION                                                                                           269,164
      8,551  FORTUNE BRANDS INCORPORATED                                                                                689,467
     16,214  ILLINOIS TOOL WORKS INCORPORATED                                                                         1,451,639
      3,419  SNAP-ON INCORPORATED                                                                                       108,690

                                                                                                                      2,518,960
                                                                                                                 --------------

FINANCIAL SERVICES - 0.02%

     13,945  JANUS CAPITAL GROUP INCORPORATED                                                                           194,533
                                                                                                                 --------------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                     MARCH 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS - 1.96%

     45,856  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                               $    2,173,116
     36,779  ARCHER-DANIELS-MIDLAND COMPANY                                                                             904,028
     19,218  CAMPBELL SOUP COMPANY                                                                                      557,706
    133,710  COCA-COLA COMPANY                                                                                        5,571,696
     20,817  COCA-COLA ENTERPRISES INCORPORATED                                                                         427,165
     30,425  CONAGRA FOODS INCORPORATED                                                                                 822,083
     21,547  GENERAL MILLS INCORPORATED                                                                               1,059,035
      6,608  HERCULES INCORPORATED+<<                                                                                    95,684
     12,912  HERSHEY FOODS CORPORATION                                                                                  780,660
     20,660  HJ HEINZ COMPANY                                                                                           761,114
     20,714  KELLOGG COMPANY                                                                                            896,295
      8,014  MCCORMICK & COMPANY INCORPORATED                                                                           275,922
      4,744  MOLSON COORS BREWING COMPANY                                                                               366,094
     11,669  PEPSI BOTTLING GROUP INCORPORATED                                                                          324,982
     99,046  PEPSICO INCORPORATED                                                                                     5,252,409
     46,586  SARA LEE CORPORATION                                                                                     1,032,346
     11,543  WM. WRIGLEY JR. COMPANY                                                                                    756,874

                                                                                                                     22,057,209
                                                                                                                 --------------

FOOD STORES - 0.21%

     21,722  ALBERTSON'S INCORPORATED<<                                                                                 448,559
     43,213  KROGER COMPANY+<<                                                                                          692,704
     23,586  STARBUCKS CORPORATION+                                                                                   1,218,453

                                                                                                                      2,359,716
                                                                                                                 --------------

FORESTRY - 0.09%

     14,326  WEYERHAEUSER COMPANY                                                                                       981,331
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.14%

     11,263  LEGGETT & PLATT INCORPORATED                                                                               325,275
     26,441  MASCO CORPORATION                                                                                          916,710
     16,218  NEWELL RUBBERMAID INCORPORATED                                                                             355,823

                                                                                                                      1,597,808
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 1.51%

      6,661  BIG LOTS INCORPORATED+<<                                                                                    80,065
     17,792  DOLLAR GENERAL CORPORATION                                                                                 389,823
      9,898  FAMILY DOLLAR STORES INCORPORATED<<                                                                        300,503
      9,986  FEDERATED DEPARTMENT STORES INCORPORATED<<                                                                 635,509
     16,856  JC PENNEY COMPANY INCORPORATED                                                                             875,163
     17,233  MAY DEPARTMENT STORES COMPANY                                                                              637,966
      5,664  SEARS HOLDINGS CORPORATION+<<                                                                              754,275
     52,848  TARGET CORPORATION                                                                                       2,643,457
     28,440  TJX COMPANIES INCORPORATED<<                                                                               700,477
    199,955  WAL-MART STORES INCORPORATED                                                                            10,019,745

                                                                                                                     17,036,983
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
HEALTH SERVICES - 0.34%

     26,971  CAREMARK RX INCORPORATED+                                                                           $    1,072,907
     24,296  HCA INCORPORATED                                                                                         1,301,537
     14,401  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                       377,018
      7,970  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                384,154
      5,086  MANOR CARE INCORPORATED                                                                                    184,927
     27,640  TENET HEALTHCARE CORPORATION+<<                                                                            318,689
      6,462  WATSON PHARMACEUTICALS INCORPORATED+<<                                                                     198,577

                                                                                                                      3,837,809
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.31%

      5,645  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                          209,994
     11,791  ARCHSTONE-SMITH TRUST                                                                                      402,191
     23,799  EQUITY OFFICE PROPERTIES TRUST                                                                             717,064
     16,689  EQUITY RESIDENTIAL                                                                                         537,553
     10,848  PLUM CREEK TIMBER COMPANY                                                                                  387,273
     10,853  PROLOGIS<<                                                                                                 402,646
     13,053  SIMON PROPERTY GROUP INCORPORATED<<                                                                        790,751

                                                                                                                      3,447,472
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.18%

     17,859  BED BATH & BEYOND INCORPORATED+                                                                            652,568
     17,620  BEST BUY COMPANY INCORPORATED<<                                                                            951,656
     11,289  CIRCUIT CITY STORES INCORPORATED                                                                           181,188
      9,352  RADIO SHACK CORPORATION                                                                                    229,124

                                                                                                                      2,014,536
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.18%

     22,706  HILTON HOTELS CORPORATION<<                                                                                507,479
     11,859  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                792,893
     12,539  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                         752,716

                                                                                                                      2,053,088
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.29%

     45,588  3M COMPANY                                                                                               3,906,436
     10,634  AMERICAN STANDARD COMPANIES INCORPORATED<<                                                                 494,268
     48,229  APPLE COMPUTER INCORPORATED+<<                                                                           2,009,702
     98,435  APPLIED MATERIALS INCORPORATED+<<                                                                        1,599,569
     19,959  BAKER HUGHES INCORPORATED<<                                                                                887,976
      4,734  BLACK & DECKER CORPORATION<<                                                                               373,939
     20,240  CATERPILLAR INCORPORATED<<                                                                               1,850,745
      2,525  CUMMINS INCORPORATED<<                                                                                     177,634
     14,570  DEERE & COMPANY                                                                                            978,084
    145,131  DELL INCORPORATED+                                                                                       5,575,933
     12,022  DOVER CORPORATION                                                                                          454,311
      9,024  EATON CORPORATION                                                                                          590,170
    141,974  EMC CORPORATION+                                                                                         1,749,120
     17,643  GATEWAY INCORPORATED+                                                                                       71,101

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

    170,897  HEWLETT-PACKARD COMPANY                                                                             $    3,749,480
     10,229  INGERSOLL-RAND COMPANY CLASS A                                                                             814,740
     96,358  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              8,805,194
      7,473  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                      597,616
      9,903  NATIONAL-OILWELL INCORPORATED+                                                                             462,470
      7,318  PALL CORPORATION                                                                                           198,464
      7,092  PARKER HANNIFIN CORPORATION                                                                                432,045
     13,624  PITNEY BOWES INCORPORATED                                                                                  614,715
     57,312  SOLECTRON CORPORATION+                                                                                     198,873
      4,437  STANLEY WORKS<<                                                                                            200,863
     14,321  SYMBOL TECHNOLOGIES INCORPORATED                                                                           207,511

                                                                                                                     37,000,959
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.21%

     18,677  AON CORPORATION<<                                                                                          426,583
      9,491  HUMANA INCORPORATED+                                                                                       303,142
      8,057  JEFFERSON-PILOT CORPORATION                                                                                395,196
     31,217  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    949,621
     17,562  UNUMPROVIDENT CORPORATION<<                                                                                298,905

                                                                                                                      2,373,447
                                                                                                                 --------------

INSURANCE CARRIERS - 2.96%

     16,773  ACE LIMITED                                                                                                692,222
     17,373  AETNA INCORPORATED                                                                                       1,302,106
     29,619  AFLAC INCORPORATED<<                                                                                     1,103,604
     40,087  ALLSTATE CORPORATION                                                                                     2,167,103
      6,413  AMBAC FINANCIAL GROUP INCORPORATED                                                                         479,372
    153,723  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                8,517,792
     11,305  CHUBB CORPORATION<<                                                                                        896,147
      7,764  CIGNA CORPORATION<<                                                                                        693,325
      9,377  CINCINNATI FINANCIAL CORPORATION                                                                           408,931
     17,453  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                         1,196,578
     10,289  LINCOLN NATIONAL CORPORATION                                                                               464,446
      9,421  LOEWS CORPORATION                                                                                          692,820
      8,305  MBIA INCORPORATED<<                                                                                        434,185
     43,257  METLIFE INCORPORATED                                                                                     1,691,349
      5,711  MGIC INVESTMENT CORPORATION<<                                                                              352,197
     17,678  PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                                   680,426
     11,816  PROGRESSIVE CORPORATION<<                                                                                1,084,236
     30,926  PRUDENTIAL FINANCIAL INCORPORATED                                                                        1,775,152
      7,505  SAFECO CORPORATION                                                                                         365,569
     39,512  ST. PAUL COMPANIES INCORPORATED                                                                          1,451,276
      6,380  TORCHMARK CORPORATION                                                                                      333,036
     37,860  UNITEDHEALTH GROUP INCORPORATED                                                                          3,611,087
     18,000  WELLPOINT INCORPORATED+                                                                                  2,256,300
      8,205  XL CAPITAL LIMITED CLASS A                                                                                 593,796

                                                                                                                     33,243,055
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
LEATHER & LEATHER PRODUCTS - 0.06%

     11,284  COACH INCORPORATED+                                                                                 $      639,013
                                                                                                                 --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.06%

     15,335  GEORGIA-PACIFIC CORPORATION                                                                                544,239
      6,537  LOUISIANA-PACIFIC CORPORATION<<                                                                            164,340

                                                                                                                        708,579
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.71%

     25,510  AGILENT TECHNOLOGIES INCORPORATED+                                                                         566,322
      7,767  ALLERGAN INCORPORATED<<                                                                                    539,573
     11,587  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                               228,727
      3,166  BAUSCH & LOMB INCORPORATED<<                                                                               232,068
     36,575  BAXTER INTERNATIONAL INCORPORATED                                                                        1,242,819
     14,927  BECTON DICKINSON & COMPANY                                                                                 872,035
     14,913  BIOMET INCORPORATED                                                                                        541,342
     44,857  BOSTON SCIENTIFIC CORPORATION+                                                                           1,313,862
      6,181  C.R. BARD INCORPORATED                                                                                     420,802
     16,241  DANAHER CORPORATION                                                                                        867,432
     16,919  EASTMAN KODAK COMPANY                                                                                      550,713
      6,922  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                            394,000
     19,039  GUIDANT CORPORATION                                                                                      1,406,982
     71,386  MEDTRONIC INCORPORATED                                                                                   3,637,117
      2,935  MILLIPORE CORPORATION+                                                                                     127,379
      7,645  PERKINELMER INCORPORATED                                                                                   157,716
     26,741  RAYTHEON COMPANY                                                                                         1,034,877
     10,326  ROCKWELL AUTOMATION INCORPORATED                                                                           584,865
     21,300  ST. JUDE MEDICAL INCORPORATED+                                                                             766,800
     22,114  STRYKER CORPORATION<<                                                                                      986,506
      5,274  TEKTRONIX INCORPORATED                                                                                     129,371
     11,460  TERADYNE INCORPORATED+<<                                                                                   167,316
      9,440  THERMO ELECTRON CORPORATION+                                                                               238,738
      7,131  WATERS CORPORATION+                                                                                        255,218
     56,504  XEROX CORPORATION+                                                                                         856,036
     14,559  ZIMMER HOLDINGS INCORPORATED+<<                                                                          1,132,836

                                                                                                                     19,251,452
                                                                                                                 --------------

METAL MINING - 0.19%

     10,564  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                        418,440
     26,199  NEWMONT MINING CORPORATION                                                                               1,106,908
      5,704  PHELPS DODGE CORPORATION<<                                                                                 580,268

                                                                                                                      2,105,616
                                                                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%

      6,074  VULCAN MATERIALS COMPANY<<                                                                                 345,185
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.50%

      9,851  HASBRO INCORPORATED                                                                                        201,453
    175,507  JOHNSON & JOHNSON<<                                                                                     11,787,050

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)

     24,593  MATTEL INCORPORATED                                                                                 $      525,061
      8,587  TIFFANY & COMPANY                                                                                          296,423
    118,820  TYCO INTERNATIONAL LIMITED                                                                               4,016,116

                                                                                                                     16,826,103
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 0.65%

     27,878  COSTCO WHOLESALE CORPORATION<<                                                                           1,231,650
     23,612  CVS CORPORATION                                                                                          1,242,464
      4,168  DILLARDS INCORPORATED CLASS A                                                                              112,119
      4,490  EXPRESS SCRIPTS INCORPORATED+<<                                                                            391,483
     18,460  OFFICE DEPOT INCORPORATED+                                                                                 409,443
     29,230  STAPLES INCORPORATED                                                                                       918,699
     12,692  TOYS R US INCORPORATED+                                                                                    326,946
     60,282  WALGREEN COMPANY<<                                                                                       2,677,726

                                                                                                                      7,310,530
                                                                                                                 --------------

MOTION PICTURES - 0.99%

    169,188  NEWS CORPORATION CLASS A<<                                                                               2,862,661
    271,251  TIME WARNER INCORPORATED+                                                                                4,760,455
    120,837  WALT DISNEY COMPANY                                                                                      3,471,647

                                                                                                                     11,094,763
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.43%

     66,057  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                             4,804,986
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.36%

     69,238  AMERICAN EXPRESS COMPANY                                                                                 3,556,756
     14,588  CAPITAL ONE FINANCIAL CORPORATION                                                                        1,090,745
     12,444  CIT GROUP INCORPORATED                                                                                     472,872
     34,256  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      1,111,950
     57,126  FANNIE MAE<<                                                                                             3,110,510
     40,606  FREDDIE MAC                                                                                              2,566,299
     75,409  MBNA CORPORATION                                                                                         1,851,291
     17,299  PROVIDIAN FINANCIAL CORPORATION+<<                                                                         296,851
     25,368  SLM CORPORATION                                                                                          1,264,341

                                                                                                                     15,321,615
                                                                                                                 --------------

OIL & GAS EXTRACTION - 1.41%

     13,978  ANADARKO PETROLEUM CORPORATION                                                                           1,063,726
     19,268  APACHE CORPORATION                                                                                       1,179,780
      9,588  BJ SERVICES COMPANY<<                                                                                      497,425
     22,835  BURLINGTON RESOURCES INCORPORATED                                                                        1,143,348
     28,295  DEVON ENERGY CORPORATION                                                                                 1,351,086
     14,104  EOG RESOURCES INCORPORATED<<                                                                               687,429
     29,773  HALLIBURTON COMPANY                                                                                      1,287,682
      9,633  KERR-MCGEE CORPORATION                                                                                     754,553
      8,357  NABORS INDUSTRIES LIMITED+                                                                                 494,233

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
OIL & GAS EXTRACTION (continued)

      8,001  NOBLE CORPORATION<<                                                                                 $      449,736
     23,444  OCCIDENTAL PETROLEUM CORPORATION                                                                         1,668,510
      6,329  ROWAN COMPANIES INCORPORATED+                                                                              189,427
     34,798  SCHLUMBERGER LIMITED<<                                                                                   2,452,563
     18,955  TRANSOCEAN INCORPORATED+                                                                                   975,424
     15,969  UNOCAL CORPORATION                                                                                         985,128
     20,503  XTO ENERGY INCORPORATED                                                                                    673,319

                                                                                                                     15,853,369
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.37%

      6,318  BEMIS COMPANY INCORPORATED                                                                                 196,616
     28,939  INTERNATIONAL PAPER COMPANY                                                                              1,064,666
     28,404  KIMBERLY-CLARK CORPORATION                                                                               1,866,995
     11,960  MEADWESTVACO CORPORATION                                                                                   380,567
      5,515  OFFICEMAX INCORPORATED                                                                                     184,752
      8,760  PACTIV CORPORATION+                                                                                        204,546
      3,376  TEMPLE-INLAND INCORPORATED                                                                                 244,929

                                                                                                                      4,143,071
                                                                                                                 --------------

PERSONAL SERVICES - 0.08%

      8,817  CINTAS CORPORATION                                                                                         364,230
      9,753  H & R BLOCK INCORPORATED<<                                                                                 493,307

                                                                                                                        857,537
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.32%

      5,030  AMERADA HESS CORPORATION<<                                                                                 483,936
      3,914  ASHLAND INCORPORATED<<                                                                                     264,078
    124,205  CHEVRONTEXACO CORPORATION                                                                                7,242,394
     41,067  CONOCOPHILLIPS                                                                                           4,428,665
    376,867  EXXONMOBIL CORPORATION                                                                                  22,461,273
     20,480  MARATHON OIL CORPORATION                                                                                   960,922
      4,093  SUNOCO INCORPORATED<<                                                                                      423,707
     15,147  VALERO ENERGY CORPORATION<<                                                                              1,109,821

                                                                                                                     37,374,796
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.25%

     51,437  ALCOA INCORPORATED                                                                                       1,563,171
      5,283  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        127,373
      7,211  ENGELHARD CORPORATION                                                                                      216,546
      9,429  NUCOR CORPORATION                                                                                          542,733
      6,737  UNITED STATES STEEL CORPORATION<<                                                                          342,577

                                                                                                                      2,792,400
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.68%

      4,166  DOW JONES & COMPANY INCORPORATED<<                                                                         155,683
     14,824  GANNETT COMPANY INCORPORATED                                                                             1,172,282
      4,456  KNIGHT-RIDDER INCORPORATED<<                                                                               299,666

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)

     11,240  MCGRAW-HILL COMPANIES INCORPORATED                                                                  $      980,690
      2,684  MEREDITH CORPORATION                                                                                       125,477
      8,603  NEW YORK TIMES COMPANY CLASS A<<                                                                           314,698
     12,712  RR DONNELLEY & SONS COMPANY                                                                                401,953
     17,604  TRIBUNE COMPANY<<                                                                                          701,872
    100,631  VIACOM INCORPORATED CLASS B                                                                              3,504,978

                                                                                                                      7,657,299
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.33%

     22,331  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 1,204,311
     12,726  CSX CORPORATION                                                                                            530,038
     23,624  NORFOLK SOUTHERN CORPORATION                                                                               875,269
     15,404  UNION PACIFIC CORPORATION                                                                                1,073,659

                                                                                                                      3,683,277
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.05%

      4,141  COOPER TIRE & RUBBER COMPANY<<                                                                              76,029
     10,374  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                          138,493
      3,306  REEBOK INTERNATIONAL LIMITED<<                                                                             146,456
      4,931  SEALED AIR CORPORATION+                                                                                    256,116

                                                                                                                        617,094
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.28%

      6,686  BEAR STEARNS COMPANIES INCORPORATED<<                                                                      667,931
     67,754  CHARLES SCHWAB CORPORATION                                                                                 712,095
     21,875  E*TRADE FINANCIAL CORPORATION+                                                                             262,500
      5,615  FEDERATED INVESTORS INCORPORATED CLASS B                                                                   158,961
     11,674  FRANKLIN RESOURCES INCORPORATED                                                                            801,420
     26,427  GOLDMAN SACHS GROUP INCORPORATED                                                                         2,906,706
     16,291  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    1,533,961
     54,937  MERRILL LYNCH & COMPANY INCORPORATED                                                                     3,109,434
     65,673  MORGAN STANLEY                                                                                           3,759,779
      7,304  T ROWE PRICE GROUP INCORPORATED                                                                            433,711

                                                                                                                     14,346,498
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.08%

     83,202  CORNING INCORPORATED+                                                                                      926,038
                                                                                                                 --------------

TOBACCO PRODUCTS - 0.80%

    122,090  ALTRIA GROUP INCORPORATED                                                                                7,983,465
      6,872  REYNOLDS AMERICAN INCORPORATED<<                                                                           553,815
      9,756  UST INCORPORATED                                                                                           504,385

                                                                                                                      9,041,665
                                                                                                                 --------------

TRANSPORTATION BY AIR - 0.21%

      8,252  DELTA AIR LINES INCORPORATED+<<                                                                             33,420
     17,783  FEDEX CORPORATION                                                                                        1,670,713
     43,483  SOUTHWEST AIRLINES COMPANY                                                                                 619,198

                                                                                                                      2,323,331
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
TRANSPORTATION EQUIPMENT - 1.66%

     49,130  BOEING COMPANY                                                                                      $    2,872,140
      5,718  BRUNSWICK CORPORATION<<                                                                                    267,888
      8,862  DANA CORPORATION                                                                                           113,345
     33,121  DELPHI CORPORATION                                                                                         148,382
    108,060  FORD MOTOR COMPANY                                                                                       1,224,320
     11,811  GENERAL DYNAMICS CORPORATION                                                                             1,264,368
     33,336  GENERAL MOTORS CORPORATION<<                                                                               979,745
     10,311  GENUINE PARTS COMPANY<<                                                                                    448,425
      7,086  GOODRICH CORPORATION                                                                                       271,323
     17,232  HARLEY-DAVIDSON INCORPORATED<<                                                                             995,320
     50,213  HONEYWELL INTERNATIONAL INCORPORATED                                                                     1,868,426
      5,446  ITT INDUSTRIES INCORPORATED                                                                                491,447
     11,283  JOHNSON CONTROLS INCORPORATED                                                                              629,140
     23,693  LOCKHEED MARTIN CORPORATION                                                                              1,446,695
      3,881  NAVISTAR INTERNATIONAL CORPORATION+                                                                        141,268
     21,263  NORTHROP GRUMMAN CORPORATION                                                                             1,147,777
     10,251  PACCAR INCORPORATED                                                                                        742,070
      7,977  TEXTRON INCORPORATED                                                                                       595,244
     30,228  UNITED TECHNOLOGIES CORPORATION                                                                          3,072,978

                                                                                                                     18,720,301
                                                                                                                 --------------

TRANSPORTATION SERVICES - 0.02%

      7,762  SABRE HOLDINGS CORPORATION                                                                                 169,833
                                                                                                                 --------------

WATER TRANSPORTATION - 0.14%

     31,094  CARNIVAL CORPORATION                                                                                     1,610,980
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.60%

      6,557  AMERISOURCE-BERGEN CORPORATION<<                                                                           375,651
      5,319  BROWN-FORMAN CORPORATION CLASS B<<                                                                         291,215
     25,591  CARDINAL HEALTH INCORPORATED                                                                             1,427,978
     17,422  MCKESSON CORPORATION<<                                                                                     657,680
     16,251  MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                     805,562
     13,559  NIKE INCORPORATED CLASS B                                                                                1,129,600
     26,411  SAFEWAY INCORPORATED+<<                                                                                    489,396
      7,973  SUPERVALU INCORPORATED                                                                                     265,900
     37,590  SYSCO CORPORATION                                                                                        1,345,722

                                                                                                                      6,788,704
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.03%

      7,645  VISTEON CORPORATION                                                                                         43,653
      4,923  W.W. GRAINGER INCORPORATED                                                                                 306,555

                                                                                                                        350,208
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $670,122,812)                                                                             638,579,998
                                                                                                                 --------------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING - 46.18%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.71%

$  4,697,995  EVERGREEN MONEY MARKET FUND                                                                        $    4,697,995
  18,246,122  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 18,246,122
  18,731,550  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                        18,731,550

                                                                                                                     41,675,667
                                                                                                                 --------------


PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 42.47%

$133,999,866  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT
              (MATURITY VALUE $134,010,586)                                         2.88%        04/01/2005         133,999,866
   9,394,991  BELFORD US CAPITAL COMPANY                                            2.84         06/21/2005           9,394,991
   2,818,997  BETA FINANCE INCORPORATED                                             2.86         06/02/2006           2,819,336
  24,999,975  BLUE RIDGE ASSET FUNDING CORPORATION                                  2.65         04/05/2005          24,992,225
  24,999,975  BLUE SPICE LLC                                                        2.84         04/01/2005          24,999,975
   4,697,995  CC USA INCORPORATED                                                   2.94         07/05/2005           4,700,015
   9,293,991  CEDAR SPRINGS CAPITAL COMPANY LLC                                     2.83         04/18/2005           9,281,816
   3,999,996  CEDAR SPRINGS CAPITAL COMPANY LLC                                     2.83         04/20/2005           3,994,156
  10,999,989  CEDAR SPRINGS CAPITAL COMPANY LLC                                     2.82         04/25/2005          10,979,639
  24,999,975  CIESCO LLC                                                            2.84         04/01/2005          24,999,975
   9,999,990  CONCORD MINUTEMEN CAPITAL COMPANY                                     2.74         04/06/2005           9,999,990
  14,999,985  CONCORD MINUTEMEN CAPITAL COMPANY                                     2.75         04/07/2005          14,999,985
  26,049,974  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      2.81         04/22/2005          26,007,773
   2,818,997  DEUTSCHE BANK NEW YORK                                                3.03         11/10/2005           2,798,221
   3,757,996  K2 (USA) LLC                                                          2.85         07/24/2006           3,758,184
  24,688,975  LEGACY CAPITAL CORPORATION LLC                                        2.82         05/17/2005          24,597,132
   8,999,991  LEHMAN BROTHERS HOLDINGS INCORPORATED                                 2.94         08/16/2005           8,999,991
   4,697,995  LEHMAN BROTHERS HOLDINGS INCORPORATED                                 3.07         12/23/2005           4,701,096
   9,394,991  LINKS FINANCE LLC                                                     2.80         03/15/2006           9,393,675
  11,839,988  LIQUID FUNDING LIMITED                                                2.83         06/01/2005          11,839,988
   8,999,991  LIQUID FUNDING LIMITED                                                2.82         12/19/2005           8,999,991
   9,394,991  MORGAN STANLEY                                                        2.95         04/22/2005           9,379,771
   3,757,996  MORGAN STANLEY                                                        2.81         08/13/2010           3,758,034
   9,394,991  NATEXIS BANQUE NEW YORK                                               2.98         06/09/2005           9,384,092
   6,697,993  NEPTUNE FUNDING CORPORATION                                           2.84         04/29/2005           6,683,526
  16,912,983  RACERS TRUST                                                          2.85         05/20/2005          16,920,763
  16,912,983  SECURITY LIFE OF DENVER                                               3.00         06/03/2005          16,912,983
   9,394,991  TANGO FINANCE CORPORATION                                             2.85         10/25/2006           9,393,769
   4,697,995  TRAVELERS INSURANCE COMPANY                                           2.88         02/10/2006           4,697,901
  24,250,976  UBS FINANCE (DELAWARE) LLC                                            2.79         04/01/2005          24,250,976

                                                                                                                    477,639,835
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $519,315,502)                                                       519,315,502
                                                                                                                 --------------

US TREASURY SECURITIES - 37.65%

US TREASURY BONDS - 37.65%

   9,960,000  US TREASURY BOND<<                                                    7.63         02/15/2025          13,419,158
  23,671,000  US TREASURY BOND<<                                                    6.88         08/15/2025          29,706,182
  29,436,000  US TREASURY BOND<<                                                    6.00         02/15/2026          33,673,165

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
US TREASURY BONDS (continued)

$18,144,000  US TREASURY BOND<<                                                     6.75%        08/15/2026      $   22,594,233
 23,036,000  US TREASURY BOND<<                                                     6.50         11/15/2026          27,965,336
 20,265,000  US TREASURY BOND<<                                                     6.63         02/15/2027          24,970,290
 19,055,000  US TREASURY BOND<<                                                     6.38         08/15/2027          22,893,535
 47,084,000  US TREASURY BOND<<                                                     6.13         11/15/2027          55,031,261
 25,225,000  US TREASURY BOND<<                                                     5.50         08/15/2028          27,402,624
 23,540,000  US TREASURY BOND<<                                                     5.25         11/15/2028          24,756,547
 24,408,000  US TREASURY BOND<<                                                     5.25         02/15/2029          25,701,819
 23,977,000  US TREASURY BOND<<                                                     6.13         08/15/2029          28,241,357
 38,198,000  US TREASURY BOND<<                                                     6.25         05/15/2030          45,894,286
 37,835,000  US TREASURY BOND<<                                                     5.38         02/15/2031          41,235,723

                                                                                                                    423,485,516
                                                                                                                 --------------

TOTAL US TREASURY SECURITIES (COST $392,368,940)                                                                    423,485,516
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 5.50%

MUTUAL FUND - 3.54%

 39,773,648  WELLS FARGO MONEY MARKET TRUST~++                                                                       39,773,648
                                                                                                                 --------------


US TREASURY BILLS - 1.96%

    130,000  US TREASURY BILL^                                                      1.98         04/07/2005             129,951
 20,870,000  US TREASURY BILL^#                                                     2.24         05/12/2005          20,808,203
    855,000  US TREASURY BILL^#                                                     2.27         05/12/2005             852,468
     60,000  US TREASURY BILL^#                                                     2.30         05/12/2005              59,823
    160,000  US TREASURY BILL^#                                                     2.42         05/12/2005             159,526

                                                                                                                     22,009,971
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $61,792,556)                                                                      61,783,619
                                                                                                                 --------------


TOTAL INVESTMENTS IN SECURITIES

(COST $1,643,599,810)*                      146.10%                                                              $1,643,164,635
OTHER ASSETS AND LIABILITIES, NET           (46.10)                                                                (518,460,163)
                                            ------                                                               --------------

TOTAL NET ASSETS                            100.00%                                                              $1,124,704,472
                                            ======                                                               ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $44,215,007.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $25,833,195. THE TOTAL COLLATERAL RECEIVED REPRESENTS 101.15% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

o COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 98.95%

        N/A  WELLS FARGO C&B LARGE CAP VALUE PORTFOLIO                                                           $  105,546,927
        N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                                63,592,217
        N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                                    105,276,918
        N/A  WELLS FARGO INDEX PORTFOLIO                                                                            315,487,014
        N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                              47,468,851
        N/A  WELLS FARGO INTERNATIONAL GROWTH PORTFOLIO                                                              47,482,039
        N/A  WELLS FARGO INTERNATIONAL INDEX PORTFOLIO                                                               47,312,900
        N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                            31,768,591
        N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                                  105,897,993
        N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                             217,416,041
        N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                             339,838,793
        N/A  WELLS FARGO OVERSEAS PORTFOLIO                                                                          47,218,280
        N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                   41,925,017
        N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                              41,470,489
        N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                               42,179,544
        N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                             113,520,255
        N/A  WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                                           225,775,415

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,766,047,891)                                           1,939,177,284
                                                                                                                 --------------


PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 1.08%

US TREASURY BILLS - 1.08%

$ 5,460,000  US TREASURY BILL^#                                                     1.99%        04/07/2005           5,457,921
 15,345,000  US TREASURY BILL^#                                                     2.26         05/12/2005          15,299,563
    115,000  US TREASURY BILL^#                                                     2.30         05/12/2005             114,659
    210,000  US TREASURY BILL^#                                                     2.40         05/12/2005             209,378

                                                                                                                     21,081,521
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,088,177)                                                                      21,081,521
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES

(COST $1,787,136,068)                       100.03%                                                              $1,960,258,805
OTHER ASSETS AND LIABILITIES, NET            (0.03)                                                                    (545,371)
                                            ------                                                               --------------

TOTAL NET ASSETS                            100.00%                                                              $1,959,713,434
                                            ======                                                               ==============

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.31%

AMUSEMENT & RECREATION SERVICES - 0.15%
        746  HARRAH'S ENTERTAINMENT INCORPORATED                                                                 $       48,177
      2,262  INTERNATIONAL GAME TECHNOLOGY                                                                               60,305

                                                                                                                        108,482
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 0.45%
      4,829  GAP INCORPORATED                                                                                           105,465
      2,137  KOHL'S CORPORATION+                                                                                        110,333
      2,505  LIMITED BRANDS                                                                                              60,872
        826  NORDSTROM INCORPORATED                                                                                      45,744

                                                                                                                        322,414
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.13%
        802  JONES APPAREL GROUP INCORPORATED                                                                            26,859
        711  LIZ CLAIBORNE INCORPORATED                                                                                  28,532
        655  VF CORPORATION                                                                                              38,737

                                                                                                                         94,128
                                                                                                                 --------------

APPLICATIONS SOFTWARE - 0.04%
      1,111  CITRIX SYSTEMS INCORPORATED+                                                                                26,464
                                                                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.09%
      1,481  AUTONATION INCORPORATED+                                                                                    28,050
        443  AUTOZONE INCORPORATED+                                                                                      37,965

                                                                                                                         66,015
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
        420  RYDER SYSTEM INCORPORATED                                                                                   17,514
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.19%
        829  CENTEX CORPORATION                                                                                          47,477
        273  KB HOME                                                                                                     32,067
        777  PULTE HOMES INCORPORATED                                                                                    57,210

                                                                                                                        136,754
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.21%
     14,401  HOME DEPOT INCORPORATED                                                                                    550,694
      5,068  LOWE'S COMPANIES INCORPORATED                                                                              289,332
        830  SHERWIN-WILLIAMS COMPANY                                                                                    36,512

                                                                                                                        876,538
                                                                                                                 --------------

BUSINESS SERVICES - 6.20%
      1,595  ADOBE SYSTEMS INCORPORATED                                                                                 107,136
        830  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                          44,189
      1,505  AUTODESK INCORPORATED+                                                                                      44,789
      3,824  AUTOMATIC DATA PROCESSING INCORPORATED                                                                     171,889
      1,452  BMC SOFTWARE INCORPORATED+                                                                                  21,780
      6,920  CENDANT CORPORATION                                                                                        142,137
      3,490  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                              94,579

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
      1,253  COMPUTER SCIENCES CORPORATION+                                                                      $       57,450
      2,540  COMPUWARE CORPORATION+                                                                                      18,288
        932  CONVERGYS CORPORATION+                                                                                      13,915
      7,937  EBAY INCORPORATED+                                                                                         295,733
      2,019  ELECTRONIC ARTS INCORPORATED+                                                                              104,544
      3,394  ELECTRONIC DATA SYSTEMS CORPORATION                                                                         70,154
        885  EQUIFAX INCORPORATED                                                                                        27,161
      5,259  FIRST DATA CORPORATION                                                                                     206,731
      1,267  FISERV INCORPORATED+                                                                                        50,427
      1,521  IMS HEALTH INCORPORATED                                                                                     37,097
      2,773  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                                34,052
      1,216  INTUIT INCORPORATED+                                                                                        53,224
        553  MERCURY INTERACTIVE CORPORATION+                                                                            26,201
     66,361  MICROSOFT CORPORATION                                                                                    1,603,945
        791  MONSTER WORLDWIDE INCORPORATED+                                                                             22,188
      1,221  NCR CORPORATION+                                                                                            41,196
      2,485  NOVELL INCORPORATED+                                                                                        14,811
      1,222  OMNICOM GROUP INCORPORATED                                                                                 108,171
     29,469  ORACLE CORPORATION+                                                                                        367,773
      1,773  PARAMETRIC TECHNOLOGY CORPORATION+                                                                           9,911
      1,055  ROBERT HALF INTERNATIONAL INCORPORATED                                                                      28,443
      3,376  SIEBEL SYSTEMS INCORPORATED+                                                                                30,823
     22,153  SUN MICROSYSTEMS INCORPORATED+                                                                              89,498
      1,894  SUNGARD DATA SYSTEMS INCORPORATED+                                                                          65,343
      4,653  SYMANTEC CORPORATION+                                                                                       99,248
      2,212  UNISYS CORPORATION+                                                                                         15,617
      2,768  VERITAS SOFTWARE CORPORATION+                                                                               64,273
      8,551  YAHOO! INCORPORATED+                                                                                       289,879

                                                                                                                      4,472,595
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 10.20%
     10,224  ABBOTT LABORATORIES                                                                                        476,643
      1,492  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                       94,429
        556  ALBERTO-CULVER COMPANY CLASS B                                                                              26,610
      8,215  AMGEN INCORPORATED+                                                                                        478,195
        666  AVERY DENNISON CORPORATION                                                                                  41,245
      3,092  AVON PRODUCTS INCORPORATED                                                                                 132,771
      2,187  BIOGEN IDEC INCORPORATED+                                                                                   75,473
     12,815  BRISTOL-MYERS SQUIBB COMPANY                                                                               326,270
        968  CHIRON CORPORATION+                                                                                         33,938
      1,005  CLOROX COMPANY                                                                                              63,305
      3,446  COLGATE PALMOLIVE COMPANY                                                                                  179,778
      6,253  DOW CHEMICAL COMPANY                                                                                       311,712
      6,538  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                        335,007
        511  EASTMAN CHEMICAL COMPANY                                                                                    30,149
      1,448  ECOLAB INCORPORATED                                                                                         47,856
      7,428  ELI LILLY & COMPANY                                                                                        386,999

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      2,304  FOREST LABORATORIES INCORPORATED+                                                                   $       85,133
      1,625  GENZYME CORPORATION+                                                                                        93,015
      2,839  GILEAD SCIENCES INCORPORATED+                                                                              101,636
      6,501  GILLETTE COMPANY                                                                                           328,171
        337  GREAT LAKES CHEMICAL CORPORATION                                                                            10,824
      1,023  HOSPIRA INCORPORATED+                                                                                       33,012
        580  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                             22,910
      1,584  KING PHARMACEUTICALS INCORPORATED+                                                                          13,163
      1,631  MEDIMMUNE INCORPORATED+                                                                                     38,834
     14,481  MERCK & COMPANY INCORPORATED                                                                               468,750
      1,746  MONSANTO COMPANY                                                                                           112,617
      1,765  MYLAN LABORATORIES INCORPORATED                                                                             31,276
     48,929  PFIZER INCORPORATED                                                                                      1,285,365
      1,135  PPG INDUSTRIES INCORPORATED                                                                                 81,175
      2,116  PRAXAIR INCORPORATED                                                                                       101,272
     16,544  PROCTER & GAMBLE COMPANY                                                                                   876,832
      1,275  ROHM & HAAS COMPANY                                                                                         61,200
      9,673  SCHERING-PLOUGH CORPORATION                                                                                175,565
        451  SIGMA-ALDRICH CORPORATION                                                                                   27,624
      8,762  WYETH                                                                                                      369,581

                                                                                                                      7,358,335
                                                                                                                 --------------

COMMUNICATIONS - 3.99%
      1,984  ALLTEL CORPORATION                                                                                         108,822
      5,248  AT&T CORPORATION                                                                                            98,400
      3,148  AVAYA INCORPORATED+                                                                                         36,769
     12,012  BELLSOUTH CORPORATION                                                                                      315,796
        882  CENTURYTEL INCORPORATED                                                                                     28,965
      3,456  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                  119,128
     14,507  COMCAST CORPORATION CLASS A+                                                                               490,046
      7,389  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                                209,995
     10,961  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                            40,556
     21,665  SBC COMMUNICATIONS INCORPORATED                                                                            513,244
      9,693  SPRINT CORPORATION-FON GROUP                                                                               220,516
      1,914  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                              52,999
     18,166  VERIZON COMMUNICATIONS INCORPORATED                                                                        644,893

                                                                                                                      2,880,129
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.02%
      2,328  AMSOUTH BANCORPORATION                                                                                      60,412
     26,585  BANK OF AMERICA CORPORATION                                                                              1,172,398
      5,105  BANK OF NEW YORK COMPANY INCORPORATED                                                                      148,300
      3,596  BB&T CORPORATION                                                                                           140,532
     34,269  CITIGROUP INCORPORATED                                                                                   1,540,049
      1,116  COMERICA INCORPORATED                                                                                       61,469
        810  COMPASS BANCSHARES INCORPORATED                                                                             36,774

 WELLS FARGO ASSET ALLOCATION FUNDS                  PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (continued)
      3,410  FIFTH THIRD BANCORP                                                                                 $      146,562
        807  FIRST HORIZON NATIONAL CORPORATION                                                                          32,918
      1,851  GOLDEN WEST FINANCIAL CORPORATION                                                                          111,985
      1,520  HUNTINGTON BANCSHARES INCORPORATED                                                                          36,328
     23,306  JP MORGAN CHASE & COMPANY                                                                                  806,388
      2,664  KEYCORP                                                                                                     86,447
        644  M&T BANK CORPORATION                                                                                        65,727
      1,362  MARSHALL & ILSLEY CORPORATION                                                                               56,863
      2,779  MELLON FINANCIAL CORPORATION                                                                                79,313
      3,897  NATIONAL CITY CORPORATION                                                                                  130,549
      3,086  NORTH FORK BANCORPORATION INCORPORATED                                                                      85,606
      1,333  NORTHERN TRUST CORPORATION                                                                                  57,905
      1,853  PNC FINANCIAL SERVICES GROUP                                                                                95,392
      3,046  REGIONS FINANCIAL CORPORATION                                                                               98,690
      2,457  SOVEREIGN BANCORP INCORPORATED                                                                              54,447
      2,187  STATE STREET CORPORATION                                                                                    95,616
      2,224  SUNTRUST BANKS INCORPORATED                                                                                160,284
      2,038  SYNOVUS FINANCIAL CORPORATION                                                                               56,779
     12,155  US BANCORP                                                                                                 350,307
     10,398  WACHOVIA CORPORATION                                                                                       529,362
      5,727  WASHINGTON MUTUAL INCORPORATED                                                                             226,216
     11,121  WELLS FARGO & COMPANY++                                                                                    665,036
        589  ZIONS BANCORPORATION                                                                                        40,653

                                                                                                                      7,229,307
                                                                                                                 --------------

EATING & DRINKING PLACES - 0.58%
        968  DARDEN RESTAURANTS INCORPORATED                                                                             29,698
      8,343  MCDONALD'S CORPORATION                                                                                     259,801
        747  WENDY'S INTERNATIONAL INCORPORATED                                                                          29,163
      1,910  YUM! BRANDS INCORPORATED                                                                                    98,957

                                                                                                                        417,619
                                                                                                                 --------------

EDUCATIONAL SERVICES - 0.11%
      1,086  APOLLO GROUP INCORPORATED CLASS A+                                                                          80,429
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.59%
      4,255  AES CORPORATION+                                                                                            69,697
        901  ALLEGHENY ENERGY INCORPORATED+                                                                              18,615
      1,779  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                       13,004
      1,280  AMEREN CORPORATION                                                                                          62,733
      2,514  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                85,627
      3,504  CALPINE CORPORATION+                                                                                         9,811
      1,897  CENTERPOINT ENERGY INCORPORATED                                                                             22,821
      1,255  CINERGY CORPORATION                                                                                         50,853
      2,200  CITIZENS COMMUNICATIONS COMPANY                                                                             28,468
      1,545  CMS ENERGY CORPORATION+                                                                                     20,147
      1,590  CONSOLIDATED EDISON INCORPORATED                                                                            67,066
      1,159  CONSTELLATION ENERGY GROUP INCORPORATED                                                                     59,920

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
      2,233  DOMINION RESOURCES INCORPORATED                                                                     $      166,202
      1,140  DTE ENERGY COMPANY                                                                                          51,847
      6,151  DUKE ENERGY CORPORATION                                                                                    172,289
      2,171  DYNEGY INCORPORATED CLASS A+                                                                                 8,489
      2,136  EDISON INTERNATIONAL                                                                                        74,162
      4,218  EL PASO CORPORATION                                                                                         44,626
      1,397  ENTERGY CORPORATION                                                                                         98,712
      4,360  EXELON CORPORATION                                                                                         200,080
      2,163  FIRSTENERGY CORPORATION                                                                                     90,738
      2,565  FPL GROUP INCORPORATED                                                                                     102,985
      1,054  KEYSPAN CORPORATION                                                                                         41,074
        720  KINDER MORGAN INCORPORATED                                                                                  54,504
        289  NICOR INCORPORATED                                                                                          10,719
      1,778  NISOURCE INCORPORATED                                                                                       40,521
        248  PEOPLES ENERGY CORPORATION                                                                                  10,396
      2,365  PG&E CORPORATION                                                                                            80,646
        600  PINNACLE WEST CAPITAL CORPORATION                                                                           25,506
      1,240  PPL CORPORATION                                                                                             66,948
      1,620  PROGRESS ENERGY INCORPORATED                                                                                67,959
      1,563  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                85,012
      1,560  SEMPRA ENERGY                                                                                               62,150
      4,871  SOUTHERN COMPANY                                                                                           155,044
      1,354  TECO ENERGY INCORPORATED                                                                                    21,231
      1,575  TXU CORPORATION                                                                                            125,417
      3,728  WASTE MANAGEMENT INCORPORATED                                                                              107,553
      3,739  WILLIAMS COMPANIES INCORPORATED                                                                             70,331
      2,629  XCEL ENERGY INCORPORATED                                                                                    45,166

                                                                                                                      2,589,069
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.23%
      5,317  ADC TELECOMMUNICATIONS INCORPORATED+                                                                        10,581
      2,583  ADVANCED MICRO DEVICES INCORPORATED+                                                                        41,638
      2,441  ALTERA CORPORATION+                                                                                         48,283
      1,179  AMERICAN POWER CONVERSION CORPORATION                                                                       30,784
      2,443  ANALOG DEVICES INCORPORATED                                                                                 88,290
      1,055  ANDREW CORPORATION+                                                                                         12,354
      2,020  APPLIED MICRO CIRCUITS CORPORATION+                                                                          6,646
      1,907  BROADCOM CORPORATION CLASS A+                                                                               57,057
      3,753  CIENA CORPORATION+                                                                                           6,455
     42,393  CISCO SYSTEMS INCORPORATED+                                                                                758,411
      1,296  COMVERSE TECHNOLOGY INCORPORATED+                                                                           32,685
        607  COOPER INDUSTRIES LIMITED CLASS A                                                                           43,413
      2,750  EMERSON ELECTRIC COMPANY                                                                                   178,557
      2,633  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                               45,419
     69,513  GENERAL ELECTRIC COMPANY                                                                                 2,506,639

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     40,839  INTEL CORPORATION                                                                                   $      948,690
      1,203  JABIL CIRCUIT INCORPORATED+                                                                                 34,310
      9,474  JDS UNIPHASE CORPORATION+                                                                                   15,822
      1,289  KLA-TENCOR CORPORATION+                                                                                     59,307
        755  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                    53,620
      2,013  LINEAR TECHNOLOGY CORPORATION                                                                               77,118
      2,524  LSI LOGIC CORPORATION+                                                                                      14,109
     29,059  LUCENT TECHNOLOGIES INCORPORATED+                                                                           79,912
      2,142  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                      87,543
        521  MAYTAG CORPORATION                                                                                           7,278
      4,025  MICRON TECHNOLOGY INCORPORATED+                                                                             41,618
      1,099  MOLEX INCORPORATED                                                                                          28,970
     16,079  MOTOROLA INCORPORATED                                                                                      240,703
      2,330  NATIONAL SEMICONDUCTOR CORPORATION                                                                          48,021
      2,401  NETWORK APPLIANCE INCORPORATED+                                                                             66,412
        916  NOVELLUS SYSTEMS INCORPORATED+                                                                              24,485
      1,090  NVIDIA CORPORATION+                                                                                         25,898
      1,179  PMC-SIERRA INCORPORATED+                                                                                    10,375
        602  QLOGIC CORPORATION+                                                                                         24,381
     10,793  QUALCOMM INCORPORATED                                                                                      395,563
      1,169  ROCKWELL COLLINS INCORPORATED                                                                               55,633
      3,432  SANMINA-SCI CORPORATION+                                                                                    17,915
        997  SCIENTIFIC-ATLANTA INCORPORATED                                                                             28,135
      3,029  TELLABS INCORPORATED+                                                                                       22,112
     11,289  TEXAS INSTRUMENTS INCORPORATED                                                                             287,757
        438  WHIRLPOOL CORPORATION                                                                                       29,666
      2,285  XILINX INCORPORATED                                                                                         66,791

                                                                                                                      6,659,356
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.34%
        561  FLUOR CORPORATION                                                                                           31,096
        899  MOODY'S CORPORATION                                                                                         72,693
      2,332  PAYCHEX INCORPORATED                                                                                        76,536
        598  QUEST DIAGNOSTICS INCORPORATED                                                                              62,868

                                                                                                                        243,193
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.39%
        721  BALL CORPORATION                                                                                            29,907
        950  FORTUNE BRANDS INCORPORATED                                                                                 76,599
      1,801  ILLINOIS TOOL WORKS INCORPORATED                                                                           161,244
        379  SNAP-ON INCORPORATED                                                                                        12,048

                                                                                                                        279,798
                                                                                                                 --------------

FINANCIAL SERVICES - 0.03%
      1,549  JANUS CAPITAL GROUP INCORPORATED                                                                            21,609
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS - 3.40%
      5,095  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                               $      241,452
      4,086  ARCHER-DANIELS-MIDLAND COMPANY                                                                             100,434
      2,135  CAMPBELL SOUP COMPANY                                                                                       61,958
     14,857  COCA-COLA COMPANY                                                                                          619,091
      2,313  COCA-COLA ENTERPRISES INCORPORATED                                                                          47,463
      3,380  CONAGRA FOODS INCORPORATED                                                                                  91,327
      2,394  GENERAL MILLS INCORPORATED                                                                                 117,665
        734  HERCULES INCORPORATED+                                                                                      10,628
      1,434  HERSHEY FOODS CORPORATION                                                                                   86,700
      2,295  HJ HEINZ COMPANY                                                                                            84,548
      2,301  KELLOGG COMPANY                                                                                             99,564
        890  MCCORMICK & COMPANY INCORPORATED                                                                            30,643
        527  MOLSON COORS BREWING COMPANY                                                                                40,668
      1,296  PEPSI BOTTLING GROUP INCORPORATED                                                                           36,094
     11,006  PEPSICO INCORPORATED                                                                                       583,648
      5,176  SARA LEE CORPORATION                                                                                       114,700
      1,282  WM. WRIGLEY JR. COMPANY                                                                                     84,061

                                                                                                                      2,450,644
                                                                                                                 --------------

FOOD STORES - 0.36%
      2,413  ALBERTSON'S INCORPORATED                                                                                    49,829
      4,801  KROGER COMPANY+                                                                                             76,960
      2,620  STARBUCKS CORPORATION+                                                                                     135,349

                                                                                                                        262,138
                                                                                                                 --------------

FORESTRY - 0.15%
      1,591  WEYERHAEUSER COMPANY                                                                                       108,983
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.25%
      1,251  LEGGETT & PLATT INCORPORATED                                                                                36,129
      2,938  MASCO CORPORATION                                                                                          101,860
      1,802  NEWELL RUBBERMAID INCORPORATED                                                                              39,536

                                                                                                                        177,525
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 2.62%
        740  BIG LOTS INCORPORATED+                                                                                       8,895
      1,977  DOLLAR GENERAL CORPORATION                                                                                  43,316
      1,099  FAMILY DOLLAR STORES INCORPORATED                                                                           33,366
      1,109  FEDERATED DEPARTMENT STORES INCORPORATED                                                                    70,577
      1,873  JC PENNEY COMPANY INCORPORATED                                                                              97,246
      1,914  MAY DEPARTMENT STORES COMPANY                                                                               70,856
        629  SEARS HOLDINGS CORPORATION+                                                                                 83,764
      5,872  TARGET CORPORATION                                                                                         293,717
      3,160  TJX COMPANIES INCORPORATED                                                                                  77,831
     22,219  WAL-MART STORES INCORPORATED                                                                             1,113,394

                                                                                                                      1,892,962
                                                                                                                 --------------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HEALTH SERVICES - 0.59%
      2,997  CAREMARK RX INCORPORATED+                                                                           $      119,221
      2,699  HCA INCORPORATED                                                                                           144,585
      1,600  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                          41,888
        885  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                 42,657
        565  MANOR CARE INCORPORATED                                                                                     20,543
      3,071  TENET HEALTHCARE CORPORATION+                                                                               35,409
        718  WATSON PHARMACEUTICALS INCORPORATED+                                                                        22,064

                                                                                                                        426,367
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.53%
        627  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                           23,324
      1,310  ARCHSTONE-SMITH TRUST                                                                                       44,684
      2,644  EQUITY OFFICE PROPERTIES TRUST                                                                              79,664
      1,854  EQUITY RESIDENTIAL                                                                                          59,717
      1,205  PLUM CREEK TIMBER COMPANY                                                                                   43,019
      1,206  PROLOGIS                                                                                                    44,743
      1,450  SIMON PROPERTY GROUP INCORPORATED                                                                           87,841

                                                                                                                        382,992
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.31%
      1,984  BED BATH & BEYOND INCORPORATED+                                                                             72,495
      1,957  BEST BUY COMPANY INCORPORATED                                                                              105,698
      1,254  CIRCUIT CITY STORES INCORPORATED                                                                            20,127
      1,039  RADIO SHACK CORPORATION                                                                                     25,455

                                                                                                                        223,775
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.32%
      2,523  HILTON HOTELS CORPORATION                                                                                   56,389
      1,317  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                 88,054
      1,393  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                            83,622

                                                                                                                        228,065
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.70%
      5,065  3M COMPANY                                                                                                 434,020
      1,181  AMERICAN STANDARD COMPANIES INCORPORATED                                                                    54,893
      5,359  APPLE COMPUTER INCORPORATED+                                                                               223,309
     10,938  APPLIED MATERIALS INCORPORATED+                                                                            177,742
      2,217  BAKER HUGHES INCORPORATED                                                                                   98,634
        526  BLACK & DECKER CORPORATION                                                                                  41,549
      2,249  CATERPILLAR INCORPORATED                                                                                   205,648
        280  CUMMINS INCORPORATED                                                                                        19,698
      1,619  DEERE & COMPANY                                                                                            108,683
     16,127  DELL INCORPORATED+                                                                                         619,599
      1,335  DOVER CORPORATION                                                                                           50,450
      1,002  EATON CORPORATION                                                                                           65,531
     15,776  EMC CORPORATION+                                                                                           194,360
      1,960  GATEWAY INCORPORATED+                                                                                        7,899
     18,990  HEWLETT-PACKARD COMPANY                                                                                    416,641

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      1,136  INGERSOLL-RAND COMPANY CLASS A                                                                      $       90,482
     10,707  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                978,406
        830  LEXMARK INTERNATIONAL INCORPORATED+                                                                         66,375
      1,100  NATIONAL-OILWELL INCORPORATED+                                                                              51,370
        813  PALL CORPORATION                                                                                            22,049
        788  PARKER HANNIFIN CORPORATION                                                                                 48,005
      1,513  PITNEY BOWES INCORPORATED                                                                                   68,267
      6,368  SOLECTRON CORPORATION+                                                                                      22,097
        493  STANLEY WORKS                                                                                               22,318
      1,591  SYMBOL TECHNOLOGIES INCORPORATED                                                                            23,054

                                                                                                                      4,111,079
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.36%
      2,075  AON CORPORATION                                                                                             47,393
      1,054  HUMANA INCORPORATED+                                                                                        33,665
        895  JEFFERSON-PILOT CORPORATION                                                                                 43,900
      3,468  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    105,496
      1,951  UNUMPROVIDENT CORPORATION                                                                                   33,206

                                                                                                                        263,660
                                                                                                                 --------------

INSURANCE CARRIERS - 5.12%
      1,863  ACE LIMITED                                                                                                 76,886
      1,930  AETNA INCORPORATED                                                                                         144,653
      3,291  AFLAC INCORPORATED                                                                                         122,623
      4,454  ALLSTATE CORPORATION                                                                                       240,783
        712  AMBAC FINANCIAL GROUP INCORPORATED                                                                          53,222
     17,081  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                  946,458
      1,256  CHUBB CORPORATION                                                                                           99,563
        862  CIGNA CORPORATION                                                                                           76,976
      1,042  CINCINNATI FINANCIAL CORPORATION                                                                            45,442
      1,939  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                             132,938
      1,143  LINCOLN NATIONAL CORPORATION                                                                                51,595
      1,046  LOEWS CORPORATION                                                                                           76,923
        922  MBIA INCORPORATED                                                                                           48,202
      4,806  METLIFE INCORPORATED                                                                                       187,915
        634  MGIC INVESTMENT CORPORATION                                                                                 39,099
      1,964  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                      75,594
      1,313  PROGRESSIVE CORPORATION                                                                                    120,481
      3,436  PRUDENTIAL FINANCIAL INCORPORATED                                                                          197,226
        834  SAFECO CORPORATION                                                                                          40,624
      4,390  ST. PAUL COMPANIES INCORPORATED                                                                            161,245
        709  TORCHMARK CORPORATION                                                                                       37,010
      4,207  UNITEDHEALTH GROUP INCORPORATED                                                                            401,264
      2,000  WELLPOINT INCORPORATED+                                                                                    250,700
        911  XL CAPITAL LIMITED CLASS A                                                                                  65,929

                                                                                                                      3,693,351
                                                                                                                 --------------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
LEATHER & LEATHER PRODUCTS - 0.10%
      1,253  COACH INCORPORATED+                                                                                 $       70,957
                                                                                                                 --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
      1,704  GEORGIA-PACIFIC CORPORATION                                                                                 60,475
        726  LOUISIANA-PACIFIC CORPORATION                                                                               18,252

                                                                                                                         78,727
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.96%
      2,834  AGILENT TECHNOLOGIES INCORPORATED+                                                                          62,915
        863  ALLERGAN INCORPORATED                                                                                       59,953
      1,287  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                25,405
        351  BAUSCH & LOMB INCORPORATED                                                                                  25,728
      4,064  BAXTER INTERNATIONAL INCORPORATED                                                                          138,095
      1,658  BECTON DICKINSON & COMPANY                                                                                  96,860
      1,657  BIOMET INCORPORATED                                                                                         60,149
      4,984  BOSTON SCIENTIFIC CORPORATION+                                                                             145,981
        686  C.R. BARD INCORPORATED                                                                                      46,703
      1,804  DANAHER CORPORATION                                                                                         96,352
      1,880  EASTMAN KODAK COMPANY                                                                                       61,194
        769  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                               43,771
      2,115  GUIDANT CORPORATION                                                                                        156,298
      7,932  MEDTRONIC INCORPORATED                                                                                     404,135
        326  MILLIPORE CORPORATION+                                                                                      14,148
        849  PERKINELMER INCORPORATED                                                                                    17,515
      2,971  RAYTHEON COMPANY                                                                                           114,978
      1,147  ROCKWELL AUTOMATION INCORPORATED                                                                            64,966
      2,366  ST. JUDE MEDICAL INCORPORATED+                                                                              85,176
      2,457  STRYKER CORPORATION                                                                                        109,607
        586  TEKTRONIX INCORPORATED                                                                                      14,375
      1,273  TERADYNE INCORPORATED+                                                                                      18,586
      1,049  THERMO ELECTRON CORPORATION+                                                                                26,529
        792  WATERS CORPORATION+                                                                                         28,346
      6,278  XEROX CORPORATION+                                                                                          95,112
      1,617  ZIMMER HOLDINGS INCORPORATED+                                                                              125,819

                                                                                                                      2,138,696
                                                                                                                 --------------

METAL MINING - 0.32%
      1,173  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                         46,462
      2,911  NEWMONT MINING CORPORATION                                                                                 122,990
        633  PHELPS DODGE CORPORATION                                                                                    64,395

                                                                                                                        233,847
                                                                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
        674  VULCAN MATERIALS COMPANY                                                                                    38,303
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.59%
      1,094  HASBRO INCORPORATED                                                                                         22,372
     19,502  JOHNSON & JOHNSON                                                                                        1,309,754
      2,732  MATTEL INCORPORATED                                                                                         58,328

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
        954  TIFFANY & COMPANY                                                                                   $       32,932
     13,203  TYCO INTERNATIONAL LIMITED                                                                                 446,262

                                                                                                                      1,869,648
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.12%
      3,097  COSTCO WHOLESALE CORPORATION                                                                               136,825
      2,623  CVS CORPORATION                                                                                            138,022
        463  DILLARDS INCORPORATED CLASS A                                                                               12,455
        498  EXPRESS SCRIPTS INCORPORATED+                                                                               43,421
      2,051  OFFICE DEPOT INCORPORATED+                                                                                  45,491
      3,248  STAPLES INCORPORATED                                                                                       102,085
      1,410  TOYS R US INCORPORATED+                                                                                     36,322
      6,698  WALGREEN COMPANY                                                                                           297,525

                                                                                                                        812,146
                                                                                                                 --------------

MOTION PICTURES - 1.71%
     18,908  NEWS CORPORATION CLASS A                                                                                   319,923
     30,141  TIME WARNER INCORPORATED+                                                                                  528,975
     13,427  WALT DISNEY COMPANY                                                                                        385,758

                                                                                                                      1,234,656
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.74%

      7,340  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                 533,912
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.36%
      7,693  AMERICAN EXPRESS COMPANY                                                                                   395,189
      1,621  CAPITAL ONE FINANCIAL CORPORATION                                                                          121,202
      1,382  CIT GROUP INCORPORATED                                                                                      52,516
      3,806  COUNTRYWIDE FINANCIAL CORPORATION                                                                          123,543
      6,347  FANNIE MAE                                                                                                 345,594
      4,512  FREDDIE MAC                                                                                                285,158
      8,379  MBNA CORPORATION                                                                                           205,705
      1,922  PROVIDIAN FINANCIAL CORPORATION+                                                                            32,982
      2,818  SLM CORPORATION                                                                                            140,449

                                                                                                                      1,702,338
                                                                                                                 --------------

OIL & GAS EXTRACTION - 2.44%
      1,553  ANADARKO PETROLEUM CORPORATION                                                                             118,183
      2,141  APACHE CORPORATION                                                                                         131,093
      1,065  BJ SERVICES COMPANY                                                                                         55,252
      2,537  BURLINGTON RESOURCES INCORPORATED                                                                          127,028
      3,144  DEVON ENERGY CORPORATION                                                                                   150,126
      1,567  EOG RESOURCES INCORPORATED                                                                                  76,375
      3,308  HALLIBURTON COMPANY                                                                                        143,071
      1,070  KERR-MCGEE CORPORATION                                                                                      83,813
        928  NABORS INDUSTRIES LIMITED+                                                                                  54,882
        889  NOBLE CORPORATION                                                                                           49,971
      2,605  OCCIDENTAL PETROLEUM CORPORATION                                                                           185,398

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
OIL & GAS EXTRACTION (continued)
        703  ROWAN COMPANIES INCORPORATED+                                                                       $       21,041
      3,866  SCHLUMBERGER LIMITED                                                                                       272,476
      2,106  TRANSOCEAN INCORPORATED+                                                                                   108,375
      1,774  UNOCAL CORPORATION                                                                                         109,438
      2,278  XTO ENERGY INCORPORATED                                                                                     74,809

                                                                                                                      1,761,331
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.64%
        702  BEMIS COMPANY INCORPORATED                                                                                  21,846
      3,215  INTERNATIONAL PAPER COMPANY                                                                                118,280
      3,156  KIMBERLY-CLARK CORPORATION                                                                                 207,444
      1,329  MEADWESTVACO CORPORATION                                                                                    42,289
        612  OFFICEMAX INCORPORATED                                                                                      20,502
        973  PACTIV CORPORATION+                                                                                         22,720
        375  TEMPLE-INLAND INCORPORATED                                                                                  27,206

                                                                                                                        460,287
                                                                                                                 --------------

PERSONAL SERVICES - 0.13%
        979  CINTAS CORPORATION                                                                                          40,443
      1,083  H & R BLOCK INCORPORATED                                                                                    54,778

                                                                                                                         95,221
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.75%
        559  AMERADA HESS CORPORATION                                                                                    53,781
        434  ASHLAND INCORPORATED                                                                                        29,282
     13,801  CHEVRONTEXACO CORPORATION                                                                                  804,736
      4,563  CONOCOPHILLIPS                                                                                             492,074
     41,877  EXXONMOBIL CORPORATION                                                                                   2,495,869
      2,275  MARATHON OIL CORPORATION                                                                                   106,743
        454  SUNOCO INCORPORATED                                                                                         46,998
      1,683  VALERO ENERGY CORPORATION                                                                                  123,314

                                                                                                                      4,152,797
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.43%
      5,715  ALCOA INCORPORATED                                                                                         173,679
        587  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                         14,153
        801  ENGELHARD CORPORATION                                                                                       24,054
      1,047  NUCOR CORPORATION                                                                                           60,265
        748  UNITED STATES STEEL CORPORATION                                                                             38,036

                                                                                                                        310,187
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.18%
        462  DOW JONES & COMPANY INCORPORATED                                                                            17,265
      1,647  GANNETT COMPANY INCORPORATED                                                                               130,245
        495  KNIGHT-RIDDER INCORPORATED                                                                                  33,289
      1,249  MCGRAW-HILL COMPANIES INCORPORATED                                                                         108,975
        298  MEREDITH CORPORATION                                                                                        13,932
        956  NEW YORK TIMES COMPANY CLASS A                                                                              34,970

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
      1,412  RR DONNELLEY & SONS COMPANY                                                                         $       44,647
      1,956  TRIBUNE COMPANY                                                                                             77,986
     11,182  VIACOM INCORPORATED CLASS B                                                                                389,469

                                                                                                                        850,778
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.57%
      2,481  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                   133,800
      1,414  CSX CORPORATION                                                                                             58,893
      2,625  NORFOLK SOUTHERN CORPORATION                                                                                97,256
      1,711  UNION PACIFIC CORPORATION                                                                                  119,257

                                                                                                                        409,206
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.09%
        460  COOPER TIRE & RUBBER COMPANY                                                                                 8,446
      1,152  GOODYEAR TIRE & RUBBER COMPANY+                                                                             15,379
        367  REEBOK INTERNATIONAL LIMITED                                                                                16,258
        548  SEALED AIR CORPORATION+                                                                                     28,463

                                                                                                                         68,546
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.21%
        743  BEAR STEARNS COMPANIES INCORPORATED                                                                         74,226
      7,528  CHARLES SCHWAB CORPORATION                                                                                  79,119
      2,430  E*TRADE FINANCIAL CORPORATION+                                                                              29,160
        623  FEDERATED INVESTORS INCORPORATED CLASS B                                                                    17,637
      1,297  FRANKLIN RESOURCES INCORPORATED                                                                             89,039
      2,936  GOLDMAN SACHS GROUP INCORPORATED                                                                           322,931
      1,810  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                      170,430
      6,104  MERRILL LYNCH & COMPANY INCORPORATED                                                                       345,486
      7,297  MORGAN STANLEY                                                                                             417,753
        811  T ROWE PRICE GROUP INCORPORATED                                                                             48,157

                                                                                                                      1,593,938
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.14%
      9,245  CORNING INCORPORATED+                                                                                      102,897
                                                                                                                 --------------

TOBACCO PRODUCTS - 1.39%
     13,566  ALTRIA GROUP INCORPORATED                                                                                  887,081
        763  REYNOLDS AMERICAN INCORPORATED                                                                              61,490
      1,084  UST INCORPORATED                                                                                            56,043

                                                                                                                      1,004,614
                                                                                                                 --------------

TRANSPORTATION BY AIR - 0.36%
        917  DELTA AIR LINES INCORPORATED+                                                                                3,714
      1,976  FEDEX CORPORATION                                                                                          185,645
      4,831  SOUTHWEST AIRLINES COMPANY                                                                                  68,793

                                                                                                                        258,152
                                                                                                                 --------------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT - 2.88%
      5,459  BOEING COMPANY                                                                                      $      319,133
        635  BRUNSWICK CORPORATION                                                                                       29,750
        984  DANA CORPORATION                                                                                            12,585
      3,680  DELPHI CORPORATION                                                                                          16,487
     12,007  FORD MOTOR COMPANY                                                                                         136,039
      1,312  GENERAL DYNAMICS CORPORATION                                                                               140,450
      3,704  GENERAL MOTORS CORPORATION                                                                                 108,861
      1,145  GENUINE PARTS COMPANY                                                                                       49,796
        787  GOODRICH CORPORATION                                                                                        30,134
      1,914  HARLEY-DAVIDSON INCORPORATED                                                                               110,553
      5,579  HONEYWELL INTERNATIONAL INCORPORATED                                                                       207,595
        605  ITT INDUSTRIES INCORPORATED                                                                                 54,595
      1,253  JOHNSON CONTROLS INCORPORATED                                                                               69,867
      2,632  LOCKHEED MARTIN CORPORATION                                                                                160,710
        431  NAVISTAR INTERNATIONAL CORPORATION+                                                                         15,688
      2,362  NORTHROP GRUMMAN CORPORATION                                                                               127,501
      1,139  PACCAR INCORPORATED                                                                                         82,452
        886  TEXTRON INCORPORATED                                                                                        66,113
      3,359  UNITED TECHNOLOGIES CORPORATION                                                                            341,476

                                                                                                                      2,079,785
                                                                                                                 --------------

TRANSPORTATION SERVICES - 0.03%
        862  SABRE HOLDINGS CORPORATION                                                                                  18,861
                                                                                                                 --------------

WATER TRANSPORTATION - 0.25%
      3,455  CARNIVAL CORPORATION                                                                                       179,004
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.04%
        728  AMERISOURCE-BERGEN CORPORATION                                                                              41,707
        591  BROWN-FORMAN CORPORATION CLASS B                                                                            32,357
      2,843  CARDINAL HEALTH INCORPORATED                                                                               158,639
      1,936  MCKESSON CORPORATION                                                                                        73,084
      1,805  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        89,474
      1,506  NIKE INCORPORATED CLASS B                                                                                  125,465
      2,934  SAFEWAY INCORPORATED+                                                                                       54,367
        886  SUPERVALU INCORPORATED                                                                                      29,548
      4,177  SYSCO CORPORATION                                                                                          149,537

                                                                                                                        754,178
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
        849  VISTEON CORPORATION                                                                                          4,848
        547  W.W. GRAINGER INCORPORATED                                                                                  34,062

                                                                                                                         38,910
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $61,907,068)                                                                               70,953,211
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 1.68%

MUTUAL FUND - 1.56%
  1,125,389  WELLS FARGO MONEY MARKET TRUST++~                                                                   $    1,125,389
                                                                                                                 --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE

US TREASURY BILL - 0.12%
$    85,000  US TREASURY BILL#^                                                        2.70%       08/11/2005            84,098
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,209,548)                                                                        1,209,487
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $63,116,616)*                          99.99%                                                              $   72,162,698

OTHER ASSETS AND LIABILITIES, NET             0.01                                                                        6,166
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $   72,168,864
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,510,047.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.31%
        N/A  WELLS FARGO C&B LARGE CAP VALUE PORTFOLIO                                                           $   18,439,610
        N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                                11,171,305
        N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                                     18,416,547
        N/A  WELLS FARGO INDEX PORTFOLIO                                                                             55,102,508
        N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                               8,263,133
        N/A  WELLS FARGO INTERNATIONAL GROWTH PORTFOLIO                                                               8,256,825
        N/A  WELLS FARGO INTERNATIONAL INDEX PORTFOLIO                                                                8,232,303
        N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                             5,526,210
        N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                                   18,398,914
        N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                              38,543,245
        N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                             124,568,139
        N/A  WELLS FARGO OVERSEAS PORTFOLIO                                                                           8,247,777
        N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                    7,352,684
        N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                               7,324,474
        N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                                7,308,944
        N/A  WELLS FARGO STABLE INCOME PORTFOLIO                                                                     82,816,481
        N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                              41,534,237
        N/A  WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                                            82,801,045

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $497,496,066)                                               552,304,381
                                                                                                                 --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE

SHORT-TERM INVESTMENTS - 0.71%

US TREASURY BILLS - 0.71%
$    25,000  US TREASURY BILL^#                                                        1.99%       04/07/2005            24,990
  3,950,000  US TREASURY BILL^#                                                        2.26        05/12/2005         3,938,304

                                                                                                                      3,963,294
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,964,915)                                                                        3,963,294
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $501,460,981)                         100.02%                                                              $  556,267,675
OTHER ASSETS AND LIABILITIES, NET            (0.02)                                                                     (88,039)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  556,179,636
                                            ======                                                               ==============

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 98.91%
        N/A  WELLS FARGO C&B LARGE CAP VALUE PORTFOLIO                                                           $   12,340,801
        N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                                 7,472,915
        N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                                     12,306,671
        N/A  WELLS FARGO INDEX PORTFOLIO                                                                             36,941,916
        N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                               5,557,681
        N/A  WELLS FARGO INTERNATIONAL GROWTH PORTFOLIO                                                               5,554,105
        N/A  WELLS FARGO INTERNATIONAL INDEX PORTFOLIO                                                                5,540,599
        N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                             3,708,716
        N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                                   12,351,586
        N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                              25,743,268
        N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                              18,633,418
        N/A  WELLS FARGO OVERSEAS PORTFOLIO                                                                           5,552,272
        N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                    4,922,663
        N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                               4,922,092
        N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                                4,919,029
        N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                               6,206,630
        N/A  WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                                            12,397,088

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $169,857,082)                                               185,071,450
                                                                                                                 --------------


PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE

SHORT-TERM INVESTMENTS - 1.00%

US TREASURY BILLS - 1.00%

$   105,000  US TREASURY BILL^                                                         1.99%       04/07/2005           104,960
  1,655,000  US TREASURY BILL^#                                                        2.26        05/12/2005         1,650,099
     15,000  US TREASURY BILL^#                                                        2.30        05/12/2005            14,956
     95,000  US TREASURY BILL^#                                                        2.71        08/11/2005            93,992

                                                                                                                      1,864,007
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,864,759)                                                                        1,864,007
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $171,721,841)                          99.91%                                                              $  186,935,457
OTHER ASSETS AND LIABILITIES, NET             0.09                                                                      170,425
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  187,105,882
                                            ======                                                               ==============

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.58%
        N/A  WELLS FARGO C&B LARGE CAP VALUE PORTFOLIO                                                           $    7,336,884
        N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                                 4,430,487
        N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                                      7,331,936
        N/A  WELLS FARGO INDEX PORTFOLIO                                                                             22,040,487
        N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                               3,281,564
        N/A  WELLS FARGO INTERNATIONAL GROWTH PORTFOLIO                                                               3,276,601
        N/A  WELLS FARGO INTERNATIONAL INDEX PORTFOLIO                                                                3,268,417
        N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                             2,202,559
        N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                                    7,336,028
        N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                              15,330,261
        N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                             121,610,601
        N/A  WELLS FARGO OVERSEAS PORTFOLIO                                                                           3,269,325
        N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                    2,928,336
        N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                               2,915,984
        N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                                2,908,289
        N/A  WELLS FARGO STABLE INCOME PORTFOLIO                                                                    110,142,443
        N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                              40,540,973
        N/A  WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                                            80,830,238

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $423,980,593)                                               440,981,413
                                                                                                                 --------------

PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE

SHORT-TERM INVESTMENTS - 0.34%

US TREASURY BILLS - 0.34%

     15,000  US TREASURY BILL^                                                         2.00%       04/07/2005            14,994
  1,350,000  US TREASURY BILL^#                                                        2.26        05/12/2005         1,346,003
     10,000  US TREASURY BILL^#                                                        2.30        05/12/2005             9,971
     35,000  US TREASURY BILL^#                                                        2.45        05/12/2005            34,896
     80,000  US TREASURY BILL^#                                                        2.70        08/11/2005            79,151

                                                                                                                      1,485,015
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,485,635)                                                                        1,485,015
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $425,466,228)                          99.92%                                                              $  442,466,428
OTHER ASSETS AND LIABILITIES, NET             0.08                                                                      349,486
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  442,815,914
                                            ======                                                               ==============

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ASSET ALLOCATION FUNDS        STATEMENT OF ASSETS AND LIABILITIES --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              ASSET              GROWTH
                                                    ALLOCATION FUND       BALANCED FUND
---------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............   $  1,078,090,402    $     21,081,521
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .                  0       1,939,177,284
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...        519,315,502                   0
   INVESTMENTS IN AFFILIATES ...................         45,758,731                   0
                                                   ----------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST
 BELOW) ........................................      1,643,164,635       1,960,258,805
                                                   ----------------    ----------------
   CASH ........................................             51,463                   0
   RECEIVABLE FOR FUND SHARES ISSUED ...........            296,436           2,630,478
   RECEIVABLE FOR INVESTMENTS SOLD .............                  0                   0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......          5,724,780                  17
   PREPAID EXPENSES AND OTHER ASSETS ...........                  0              96,535
                                                   ----------------    ----------------
TOTAL ASSETS ...................................      1,649,237,314       1,962,985,835
                                                   ----------------    ----------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON
 FUTURES CONTRACTS .............................          2,059,400           2,223,500
   PAYABLE FOR FUND SHARES REDEEMED ............          1,715,372             192,643
   PAYABLE FOR INVESTMENTS PURCHASED ...........             15,413                   0
   PAYABLE TO INVESTMENT ADVISOR AND
 AFFILIATES (NOTE 3) ...........................            859,312             748,626
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....            367,727             107,632
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......        519,315,502                   0
   ACCRUED EXPENSES AND OTHER LIABILITIES ......            200,116                   0
                                                   ----------------    ----------------
TOTAL LIABILITIES ..............................        524,532,842           3,272,401
                                                   ----------------    ----------------
TOTAL NET ASSETS ...............................   $  1,124,704,472    $  1,959,713,434
                                                   ================    ================
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................   $  1,182,612,672    $  1,715,455,941
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..            151,145           7,296,870
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS ................................        (53,589,169)         67,560,990
   NET UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS, FOREIGN CURRENCIES AND
     TRANSLATION OF ASSETS AND LIABILITIES
       DENOMINATED IN FOREIGN CURRENCIES .......           (435,175)        173,122,737
   NET UNREALIZED APPRECIATION (DEPRECIATION)
        OF FUTURES .............................         (4,035,001)         (3,723,104)
                                                   ----------------    ----------------
TOTAL NET ASSETS ...............................   $  1,124,704,472    $  1,959,713,434
                                                   ----------------    ----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING
 PRICE PER SHARE(1)
---------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................   $    884,775,131    $     57,483,891
   SHARES OUTSTANDING - CLASS A ................         45,910,935           1,821,586
   NET ASSET VALUE PER SHARE - CLASS A .........   $          19.27    $          31.56
   MAXIMUM OFFERING PRICE PER SHARE - CLASS
    A(2) .......................................   $          20.45    $          33.49
   NET ASSETS - CLASS B ........................   $    178,190,714    $     88,835,431
   SHARES OUTSTANDING - CLASS B ................         15,213,427           3,081,122
   NET ASSET VALUE AND OFFERING PRICE PER
    SHARE - CLASS B ............................   $          11.71    $          28.83
   NET ASSETS - CLASS C ........................   $     23,782,323    $     19,632,655
   SHARES OUTSTANDING - CLASS C ................          2,027,650             679,400
   NET ASSET VALUE AND OFFERING PRICE PER
    SHARE - CLASS C ............................   $          11.73    $          28.90
   NET ASSETS - INSTITUTIONAL CLASS ............   $     37,956,304    $  1,793,761,457
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....          1,966,594          61,229,997
   NET ASSET VALUE AND OFFERING PRICE PER
    SHARE - INSTITUTIONAL CLASS ................   $          19.30    $          29.30
                                                   ----------------    ----------------
INVESTMENTS AT COST ............................   $  1,643,599,810    $  1,787,136,068
                                                   ================    ================
SECURITIES ON LOAN, AT MARKET VALUE ............   $    538,934,666    $              0
                                                   ================    ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --        WELLS FARGO ASSET ALLOCATION FUNDS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              INDEX            MODERATE    STRATEGIC GROWTH           STRATEGIC
                                                    ALLOCATION FUND       BALANCED FUND     ALLOCATION FUND         INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............   $     70,372,273    $      3,963,294    $      1,864,007    $      1,485,015
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .                  0         552,304,381         185,071,450         440,981,413
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...                  0                   0                   0                   0
   INVESTMENTS IN AFFILIATES ...................          1,790,425                   0                   0                   0
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST
 BELOW) ........................................         72,162,698         556,267,675         186,935,457         442,466,428
                                                   ----------------    ----------------    ----------------    ----------------
   CASH ........................................             50,000                   0                   0                   0
   RECEIVABLE FOR FUND SHARES ISSUED ...........             44,883             564,677             469,006             713,730
   RECEIVABLE FOR INVESTMENTS SOLD .............              2,260                   0                   0                   0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......            103,299                   0                   0                   0
   PREPAID EXPENSES AND OTHER ASSETS ...........             18,934                   0                   0                   0
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL ASSETS ...................................         72,382,074         556,832,352         187,404,463         443,180,158
                                                   ----------------    ----------------    ----------------    ----------------
LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON
 FUTURES CONTRACTS .............................                900             417,687             211,625             167,000
   PAYABLE FOR FUND SHARES REDEEMED ............            123,935               4,150               2,000              14,512
   PAYABLE FOR INVESTMENTS PURCHASED ...........              3,445                   0                   0                   0
   PAYABLE TO INVESTMENT ADVISOR AND
 AFFILIATES (NOTE 3) ...........................             47,433             201,266              71,118             156,867
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....             37,497               5,175               1,664               1,274
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......                  0                   0                   0                   0
   ACCRUED EXPENSES AND OTHER LIABILITIES ......                  0              24,438              12,174              24,591
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL LIABILITIES ..............................            213,210             652,716             298,581             364,244
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL NET ASSETS ...............................   $     72,168,864    $    556,179,636    $    187,105,882    $    442,815,914
                                                   ================    ================    ================    ================
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................   $     64,434,791    $    482,066,276    $    170,667,462    $    417,429,952
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..             75,146           3,754,351             662,961           3,365,439
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS ................................         (1,371,205)         16,249,122             897,197           5,286,168
   NET UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS, FOREIGN CURRENCIES AND
     TRANSLATION OF ASSETS AND LIABILITIES
       DENOMINATED IN FOREIGN CURRENCIES .......          9,046,082          54,806,694          15,213,616          17,000,200
   NET UNREALIZED APPRECIATION (DEPRECIATION)
        OF FUTURES .............................            (15,950)           (696,807)           (335,354)           (265,845)
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL NET ASSETS ...............................   $     72,168,864    $    556,179,636    $    187,105,882    $    442,815,914
                                                   ----------------    ----------------    ----------------    ----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING
 PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................   $     42,376,848    $      4,120,556                 N/A                 N/A
   SHARES OUTSTANDING - CLASS A ................          2,770,907             191,993                 N/A                 N/A
   NET ASSET VALUE PER SHARE - CLASS A .........   $          15.29    $          21.46                 N/A                 N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS
    A(2) .......................................   $          16.22    $          22.77                 N/A                 N/A
   NET ASSETS - CLASS B ........................   $      8,837,803    $      3,033,554                 N/A                 N/A
   SHARES OUTSTANDING - CLASS B ................            483,392             142,041                 N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER
    SHARE - CLASS B ............................   $          18.28    $          21.36                 N/A                 N/A
   NET ASSETS - CLASS C ........................   $     20,954,213    $      1,167,590                 N/A                 N/A
   SHARES OUTSTANDING - CLASS C ................          1,146,596              54,651                 N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER
    SHARE - CLASS C ............................   $          18.28    $          21.36                 N/A                 N/A
   NET ASSETS - INSTITUTIONAL CLASS ............                N/A    $    547,857,936    $    187,105,882    $    442,815,914
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....                N/A          25,459,004          13,569,152          23,003,626
   NET ASSET VALUE AND OFFERING PRICE PER
    SHARE - INSTITUTIONAL CLASS ................                N/A    $          21.52    $          13.79    $          19.25
                                                   ----------------    ----------------    ----------------    ----------------
INVESTMENTS AT COST ............................   $     63,116,616    $    501,460,981    $    171,721,841    $    425,466,228
                                                   ================    ================    ================    ================
SECURITIES ON LOAN, AT MARKET VALUE ............   $              0    $              0    $              0    $              0
                                                   ================    ================    ================    ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

WELLS FARGO ASSET ALLOCATION FUNDS        STATEMENT OF OPERATIONS -- FOR THE SIX
                                         MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              ASSET              GROWTH
                                                    ALLOCATION FUND       BALANCED FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME
    DIVIDENDS(1) ...............................   $      8,096,821    $              0
    DIVIDENDS ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS ................................                  0          14,345,544
    INTEREST ...................................         10,952,003             213,971
    INTEREST INCOME ALLOCATED FROM AFFILIATED
     MASTER PORTFOLIOS .........................                  0          13,874,251
    INCOME FROM AFFILIATED SECURITIES ..........            462,949                   0
    SECURITIES LENDING INCOME ..................            273,516                   0
    EXPENSES ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS ................................                  0          (5,462,756)
    WAIVERS ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS ................................                  0             536,559
                                                   ----------------    ----------------
TOTAL INVESTMENT INCOME ........................         19,785,289          23,507,569
                                                   ----------------    ----------------

EXPENSES
    ADVISORY FEES ..............................          3,547,197           2,465,896
    ADMINISTRATION FEES
        FUND LEVEL .............................            288,475             493,179
        CLASS A ................................          1,252,128              81,359
        CLASS B ................................            275,301             127,933
        CLASS C ................................             35,051              28,764
        INSTITUTIONAL CLASS ....................             37,842           1,802,676
    CUSTODY FEES ...............................            115,390                   0
    SHAREHOLDER SERVICING FEES .................          1,407,811             212,551
    ACCOUNTING FEES ............................             42,858              21,629
    DISTRIBUTION FEES (NOTE 3)
        CLASS B ................................            737,415             342,679
        CLASS C ................................             93,887              77,047
    AUDIT FEES .................................              9,722               4,239
    LEGAL FEES .................................                 49                  49
    REGISTRATION FEES ..........................                 49              14,959
    SHAREHOLDER REPORTS ........................             24,310              72,114
    TRUSTEES' FEES .............................              3,684               3,684
    OTHER FEES AND EXPENSES ....................              9,120              14,587
                                                   ----------------    ----------------
TOTAL EXPENSES .................................          7,880,289           5,763,345
                                                   ----------------    ----------------

LESS:
    WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3)           (461,374)           (685,307)
    NET EXPENSES ...............................          7,418,915           5,078,038
                                                   ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ...................         12,366,374          18,429,531
                                                   ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
---------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
    SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION ......................         (1,314,745)                  0
    FUTURES TRANSACTIONS .......................         13,709,758          11,845,888
    AFFILIATED SECURITIES ......................            165,718                   0
    SECURITIES TRANSACTIONS ALLOCATED FROM
     MASTER PORTFOLIOS .........................                  0          69,161,102
    FUTURES TRANSACTIONS ALLOCATED FROM MASTER
     PORTFOLIOS ................................                  0             135,675
    OPTIONS, SWAP AGREEMENT AND SHORT SALE
     TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ...............................                  0              74,435
                                                   ----------------    ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......         12,560,731          81,217,100
                                                   ----------------    ----------------

NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF:
    SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION ......................         41,343,308                (597)
    FUTURES TRANSACTIONS .......................          1,046,662           1,547,911
    SECURITIES TRANSACTIONS ALLOCATED FROM
     MASTER PORTFOLIOS .........................                  0           5,081,737
    FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT
     SALES ALLOCATED FROM MASTER PORTFOLIOS ....                  0             (30,060)
                                                   ----------------    ----------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENTS .................         42,389,970           6,598,991
                                                   ================    ================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...................................         54,950,701          87,816,091
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................   $     67,317,075    $    106,245,622
                                                   ================    ================

(1) NET OF FOREIGN WITHHOLDING TAXES OF ........   $              0    $        197,733

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE SIX        WELLS FARGO ASSET ALLOCATION FUNDS
MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              INDEX            MODERATE    STRATEGIC GROWTH           STRATEGIC
                                                    ALLOCATION FUND       BALANCED FUND     ALLOCATION FUND         INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    DIVIDENDS(1) ...............................   $        934,230    $              0    $              0    $              0
    DIVIDENDS ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS ................................                  0           2,664,933           1,566,604           1,200,866
    INTEREST ...................................              1,074              40,760              19,088              15,150
    INTEREST INCOME ALLOCATED FROM AFFILIATED
     MASTER PORTFOLIOS .........................                  0           6,089,873             730,557           6,107,049
    INCOME FROM AFFILIATED SECURITIES ..........             23,168                   0                   0                   0
    SECURITIES LENDING INCOME ..................              1,538                   0                   0                   0
    EXPENSES ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS ................................                  0          (1,460,115)           (517,697)         (1,072,102)
    WAIVERS ALLOCATED FROM AFFILIATED MASTER
     PORTFOLIOS ................................                  0             181,149              46,048             156,389
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL INVESTMENT INCOME ........................            960,010           7,516,600           1,844,600           6,407,352
                                                   ----------------    ----------------    ----------------    ----------------

EXPENSES
    ADVISORY FEES ..............................            255,883             696,907             226,059             535,867
    ADMINISTRATION FEES
        FUND LEVEL .............................             19,683             139,381              45,212             107,173
        CLASS A ................................             66,185               4,818                 N/A                 N/A
        CLASS B ................................             13,488               3,678                 N/A                 N/A
        CLASS C ................................             30,553               1,275                 N/A                 N/A
        INSTITUTIONAL CLASS ....................                N/A             550,547             180,847             428,694
    CUSTODY FEES ...............................              7,873                   0                   0                   0
    SHAREHOLDER SERVICING FEES .................             98,416               8,723                   0                   0
    ACCOUNTING FEES ............................             17,202              34,838              15,126              22,190
    DISTRIBUTION FEES (NOTE 3)
        CLASS B ................................             36,129               9,851                 N/A                 N/A
        CLASS C ................................             81,839               3,414                 N/A                 N/A
    AUDIT FEES .................................              8,876               4,239               4,239               4,239
    LEGAL FEES .................................                 49               4,188                  49                  49
    REGISTRATION FEES ..........................             37,189              18,449               3,123              12,465
    SHAREHOLDER REPORTS ........................              3,740               8,727               2,493              13,961
    TRUSTEES' FEES .............................              3,684               3,684               3,684               3,684
    OTHER FEES AND EXPENSES ....................                173               9,299               2,306               1,952
                                                   ----------------    ----------------    ----------------    ----------------
TOTAL EXPENSES .................................            680,962           1,502,018             483,138           1,130,274
                                                   ----------------    ----------------    ----------------    ----------------

LESS:
    WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3)           (110,212)           (248,782)            (50,115)           (222,953)
    NET EXPENSES ...............................            570,750           1,253,236             433,023             907,321
                                                   ----------------    ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS) ...................            389,260           6,263,364           1,411,577           5,500,031
                                                   ----------------    ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
    SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION ......................          2,001,493                   0                   0                   0
    FUTURES TRANSACTIONS .......................             49,963           2,264,797           1,043,422             861,452
    AFFILIATED SECURITIES ......................             48,082                   0                   0                   0
    SECURITIES TRANSACTIONS ALLOCATED FROM
     MASTER PORTFOLIOS .........................                  0          17,314,830           6,896,089           5,519,808
    FUTURES TRANSACTIONS ALLOCATED FROM MASTER
     PORTFOLIOS ................................                  0              77,707               9,951              (4,598)
    OPTIONS, SWAP AGREEMENT AND SHORT SALE
     TRANSACTIONS ALLOCATED FROM MASTER
      PORTFOLIOS ...............................                  0              (7,046)              3,870             (18,453)
                                                   ----------------    ----------------    ----------------    ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......          2,099,538          19,650,288           7,953,332           6,358,209
                                                   ----------------    ----------------    ----------------    ----------------

NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF:
    SECURITIES, FOREIGN CURRENCIES AND FOREIGN
     CURRENCY TRANSLATION ......................          2,227,514                (151)                (65)                (52)
    FUTURES TRANSACTIONS .......................            (21,850)            313,943             124,821             117,755
    SECURITIES TRANSACTIONS ALLOCATED FROM
     MASTER PORTFOLIOS .........................                  0          (5,932,460)          1,746,472          (3,356,273)
    FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT
     SALES ALLOCATED FROM MASTER PORTFOLIOS ....                  0              (7,410)           (102,555)            (24,017)
                                                   ----------------    ----------------    ----------------    ----------------
NET CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) OF INVESTMENTS .................          2,205,664          (5,626,078)          1,768,673          (3,262,587)
                                                   ================    ================    ================    ================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...................................          4,305,202          14,024,210           9,722,005           3,095,622
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................   $      4,694,462    $     20,287,574    $     11,133,582    $      8,595,653

                                                   ================    ================    ================    ================
(1) NET OF FOREIGN WITHHOLDING TAXES OF ........   $              0    $         34,375    $         22,499    $         13,428

WELLS FARGO ASSET ALLOCATION FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           ASSET ALLOCATION FUND
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $  1,135,947,526    $  1,164,462,536

OPERATIONS:
        NET INVESTMENT INCOME (LOSS) ...........         12,366,374          20,271,999
        NET REALIZED GAIN (LOSS) ON INVESTMENTS          12,560,731           3,760,317
        NET CHANGE IN UNREALIZED APPRECIATION
         (DEPRECIATION) OF INVESTMENTS .........         42,389,970          98,716,126
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...............................         67,317,075         122,748,442
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................        (10,236,019)        (16,825,715)
        CLASS B ................................         (1,421,098)         (2,765,387)
        CLASS C ................................           (186,713)           (329,293)
        INSTITUTIONAL CLASS ....................           (477,399)           (526,314)
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................        (20,107,355)        (12,231,503)
        CLASS B ................................         (4,447,287)         (3,962,340)
        CLASS C ................................           (564,680)           (423,492)
        INSTITUTIONAL CLASS ....................           (849,828)           (275,902)
CAPITAL SHARES TRANSACTIONS:
        PROCEEDS FROM SHARES SOLD - CLASS A ....         38,203,176          99,146,557
        REINVESTMENT OF DISTRIBUTIONS - CLASS A          29,562,191          28,306,855
        COST OF SHARES REDEEMED - CLASS A ......        (69,413,479)       (161,932,840)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS A .....         (1,648,112)        (34,479,428)
                                                   ----------------    ----------------
        PROCEEDS FROM SHARES SOLD - CLASS B ....          3,806,537          14,815,962
        REINVESTMENT OF DISTRIBUTIONS - CLASS B           5,606,707           6,481,701
        COST OF SHARES REDEEMED - CLASS B ......        (45,116,377)       (114,470,096)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS B .....        (35,703,133)        (93,172,433)
                                                   ----------------    ----------------
        PROCEEDS FROM SHARES SOLD - CLASS C ....            712,113           5,382,829
        REINVESTMENT OF DISTRIBUTIONS - CLASS C             663,839             668,890
        COST OF SHARES REDEEMED - CLASS C ......         (3,515,737)        (10,149,556)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS C .....         (2,139,785)         (4,097,837)
                                                   ----------------    ----------------
        PROCEEDS FROM SHARES SOLD -
         INSTITUTIONAL CLASS ...................          5,609,259          24,109,884
        REINVESTMENT OF DISTRIBUTIONS -
         INSTITUTIONAL CLASS ...................          1,298,885             770,831
        COST OF SHARES REDEEMED - INSTITUTIONAL
         CLASS .................................         (7,686,864)         (7,054,523)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................           (778,720)         17,826,192
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS ...............        (40,269,750)       (113,923,506)
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........        (11,243,054)        (28,515,010)
                                                   ================    ================
ENDING NET ASSETS ..............................   $  1,124,704,472    $  1,135,947,526
                                                   ================    ================
SHARES ISSUED AND REDEEMED:
        SHARES SOLD - CLASS A ..................          1,949,087           5,264,080
        SHARES ISSUED IN REINVESTMENT OF
         DISTRIBUTIONS - CLASS A ...............          1,513,804           1,520,863
        SHARES REDEEMED - CLASS A ..............         (3,563,763)         (8,692,280)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS A .......................................           (100,872)         (1,907,337)
                                                   ----------------    ----------------
        SHARES SOLD - CLASS B ..................            322,766           1,301,100
        SHARES ISSUED IN REINVESTMENT OF
         DISTRIBUTIONS - CLASS B ...............            472,324             576,345
        SHARES REDEEMED - CLASS B ..............         (3,796,255)        (10,025,570)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS B .......................................         (3,001,165)         (8,148,125)
                                                   ----------------    ----------------
        SHARES SOLD - CLASS C ..................             59,970             472,754
        SHARES ISSUED IN REINVESTMENT OF
         DISTRIBUTIONS - CLASS C ...............             55,836              59,329
        SHARES REDEEMED - CLASS C ..............           (297,199)           (891,241)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS C .......................................           (181,393)           (359,158)
                                                   ----------------    ----------------
        SHARES SOLD - INSTITUTIONAL CLASS ......            286,733           1,303,644
        SHARES ISSUED IN REINVESTMENT OF
         DISTRIBUTIONS - INSTITUTIONAL CLASS ...             66,421              41,281
        SHARES REDEEMED -INSTITUTIONAL CLASS ...           (394,198)           (376,305)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 INSTITUTIONAL CLASS ...........................            (41,044)            968,620
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 RESULTING FROM CAPITAL SHARE TRANSACTIONS .....         (3,324,474)         (9,446,000)
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
 INCOME (LOSS) .................................   $        151,145    $        106,000
                                                   ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                           GROWTH BALANCED FUND                   INDEX ALLOCATION FUND
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $  1,905,931,025    $  1,565,194,103    $     77,632,315    $     75,933,871

OPERATIONS:
        NET INVESTMENT INCOME (LOSS) ...........         18,429,531          27,540,440             389,260             144,189
        NET REALIZED GAIN (LOSS) ON INVESTMENTS          81,217,100          47,431,494           2,099,538           1,200,897
        NET CHANGE IN UNREALIZED APPRECIATION
         (DEPRECIATION) OF INVESTMENTS .........          6,598,991          83,188,086           2,205,664           7,716,864
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...............................        106,245,622         158,160,020           4,694,462           9,061,950
                                                   ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................           (750,931)           (941,448)           (431,639)             (8,397)
        CLASS B ................................           (638,099)         (1,400,373)                  0                   0
        CLASS C ................................            (85,909)           (428,334)            (18,359)                  0
        INSTITUTIONAL CLASS ....................        (30,612,328)        (34,116,060)                N/A                 N/A
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................           (379,590)                  0                   0                   0
        CLASS B ................................           (665,956)                  0                   0                   0
        CLASS C ................................           (150,975)                  0                   0                   0
        INSTITUTIONAL CLASS ....................        (12,884,897)                  0                 N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
        PROCEEDS FROM SHARES SOLD - CLASS A ....          8,266,973          23,432,475           1,995,639           4,591,631
        REINVESTMENT OF DISTRIBUTIONS - CLASS A           1,082,618             902,019             355,480               6,811
        COST OF SHARES REDEEMED - CLASS A ......        (10,374,872)        (14,690,883)         (7,926,655)         (4,826,649)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS A .....         (1,025,281)          9,643,611          (5,575,536)           (228,207)
                                                   ----------------    ----------------    ----------------    ----------------
        PROCEEDS FROM SHARES SOLD - CLASS B ....          3,536,628          14,619,538             525,212           1,172,355
        REINVESTMENT OF DISTRIBUTIONS - CLASS B           1,255,613           1,346,809                   0                   0
        COST OF SHARES REDEEMED - CLASS B ......         (8,993,958)        (13,714,634)         (2,492,242)         (4,992,211)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS B .....         (4,201,717)          2,251,713          (1,967,030)         (3,819,856)
                                                   ----------------    ----------------    ----------------    ----------------
        PROCEEDS FROM SHARES SOLD - CLASS C ....            726,390           6,529,918             848,984           2,191,771
        REINVESTMENT OF DISTRIBUTIONS - CLASS C             224,392             402,500              13,512                   0
        COST OF SHARES REDEEMED - CLASS C ......         (2,926,221)        (12,914,386)         (3,027,845)         (5,498,817)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS C .....         (1,975,439)         (5,981,968)         (2,165,349)         (3,307,046)
                                                   ----------------    ----------------    ----------------    ----------------
        PROCEEDS FROM SHARES SOLD -
         INSTITUTIONAL CLASS ...................        150,632,383         467,576,670                 N/A                 N/A
        REINVESTMENT OF DISTRIBUTIONS -
         INSTITUTIONAL CLASS ...................         43,042,894          33,654,807                 N/A                 N/A
        COST OF SHARES REDEEMED - INSTITUTIONAL
         CLASS .................................       (192,767,368)       (287,681,716)                N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................            907,909         213,549,761                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS ...............         (6,294,528)        219,463,117          (9,707,915)         (7,355,109)
                                                   ================    ================    ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........         53,782,409         340,736,922          (5,463,451)          1,698,444
                                                   ================    ================    ================    ================
ENDING NET ASSETS ..............................   $  1,959,713,434    $  1,905,931,025    $     72,168,864    $     77,632,315
                                                   ================    ================    ================    ================
SHARES ISSUED AND REDEEMED:
        SHARES SOLD - CLASS A ..................            259,958             765,960             129,608             317,097
        SHARES ISSUED IN REINVESTMENT OF
         DISTRIBUTIONS - CLASS A ...............             33,872              30,057              23,008                 480
        SHARES REDEEMED - CLASS A ..............           (326,458)           (480,703)           (518,378)           (336,918)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS A .......................................            (32,628)            315,314            (365,762)            (19,341)
                                                   ----------------    ----------------    ----------------    ----------------
        SHARES SOLD - CLASS B ..................            121,993             522,291              28,705              68,146
        SHARES ISSUED IN REINVESTMENT OF
         DISTRIBUTIONS - CLASS B ...............             42,938              48,904                   0                   0
        SHARES REDEEMED - CLASS B ..............           (310,404)           (492,370)           (135,892)           (289,978)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS B .......................................           (145,473)             78,825            (107,187)           (221,832)
                                                   ----------------    ----------------    ----------------    ----------------
        SHARES SOLD - CLASS C ..................             24,950             234,004              46,353             128,396
        SHARES ISSUED IN REINVESTMENT OF
         DISTRIBUTIONS - CLASS C ...............              7,664              14,625                 730                   0
        SHARES REDEEMED - CLASS C ..............           (101,112)           (465,017)           (166,280)           (322,922)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS C .......................................            (68,498)           (216,388)           (119,197)           (194,526)
                                                   ----------------    ----------------    ----------------    ----------------
        SHARES SOLD - INSTITUTIONAL CLASS ......          5,098,044          16,348,481                 N/A                 N/A
        SHARES ISSUED IN REINVESTMENT OF
         DISTRIBUTIONS - INSTITUTIONAL CLASS ...          1,450,738           1,206,698                 N/A                 N/A
        SHARES REDEEMED -INSTITUTIONAL CLASS ...         (6,531,472)        (10,061,647)                N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 INSTITUTIONAL CLASS ...........................             17,310           7,493,532                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 RESULTING FROM CAPITAL SHARE TRANSACTIONS .....           (229,289)          7,671,283            (592,146)           (435,699)
                                                   ================    ================    ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
 INCOME (LOSS) .................................   $      7,296,870    $     20,954,606    $         75,146    $        135,884
                                                   ================    ================    ================    ================

WELLS FARGO ASSET ALLOCATION FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          MODERATE BALANCED FUND
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    550,271,338    $    512,459,742

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............          6,263,364          10,723,262
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         19,650,288          14,531,583
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............         (5,626,078)         11,904,852
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...............................         20,287,574          37,159,697
                                                   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................            (64,284)                  0
        CLASS B ................................            (37,532)                  0
        CLASS C ................................            (11,920)                  0
        INSTITUTIONAL CLASS ....................        (10,270,933)        (15,693,011)
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................            (99,430)                  0
        CLASS B ................................            (75,659)                  0
        CLASS C ................................            (24,448)                  0
        INSTITUTIONAL CLASS ....................        (15,989,096)         (5,123,328)
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........          2,050,154           2,822,913
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....            158,641                   0
    COST OF SHARES REDEEMED - CLASS A ..........           (598,766)           (242,861)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS A .....          1,610,029           2,580,052
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........          1,028,017           2,583,907
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....             93,100                   0
    COST OF SHARES REDEEMED - CLASS B ..........           (349,773)           (282,721)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS B .....            771,344           2,301,186
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........            503,773             709,196
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....             36,020                   0
    COST OF SHARES REDEEMED - CLASS C ..........            (50,227)            (13,414)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS C .....            489,566             695,782
                                                   ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL
     CLASS .....................................         64,637,515          63,507,248
    REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS .......................         25,950,596          20,581,479
    COST OF SHARES REDEEMED - INSTITUTIONAL
     CLASS .....................................        (81,265,024)        (68,197,509)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................          9,323,087          15,891,218
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS ...............         12,194,026          21,468,238
                                                   ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........          5,908,298          37,811,596
                                                   ================    ================
ENDING NET ASSETS ..............................   $    556,179,636    $    550,271,338
                                                   ================    ================
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ......................             93,781             129,786
    SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS A ...................              7,259                   0
    SHARES REDEEMED - CLASS A ..................            (27,648)            (11,185)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS A .......................................             73,392             118,601
                                                   ----------------    ----------------
    SHARES SOLD - CLASS B ......................             47,275             119,706
    SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS B ...................              4,273                   0
    SHARES REDEEMED - CLASS B ..................            (16,093)            (13,120)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS B .......................................             35,455             106,586
                                                   ----------------    ----------------
    SHARES SOLD - CLASS C ......................             23,248              32,680
    SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS C ...................              1,656                   0
    SHARES REDEEMED - CLASS C ..................             (2,316)               (617)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS C .......................................             22,588              32,063
                                                   ----------------    ----------------
    SHARES SOLD - INSTITUTIONAL CLASS ..........          2,961,176           2,928,504
    SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INSTITUTIONAL CLASS .......          1,185,318             958,328
    SHARES REDEEMED -INSTITUTIONAL CLASS .......         (3,723,389)         (3,144,152)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 INSTITUTIONAL CLASS ...........................            423,105             742,680
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 RESULTING FROM CAPITAL SHARE TRANSACTIONS .....            554,540             999,930
                                                   ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
 INCOME (LOSS) .................................   $      3,754,351    $      7,875,656
                                                   ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                     STRATEGIC GROWTH ALLOCATION FUND             STRATEGIC INCOME FUND
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS .......................   $    170,382,855    $    131,759,828    $    412,341,156    $    381,254,038

OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...............          1,411,577           1,805,851           5,500,031           9,202,198
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ....          7,953,332           4,410,346           6,358,209           4,240,987
    NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............          1,768,673           9,646,309          (3,262,587)          4,538,166
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...............................         11,133,582          15,862,506           8,595,653          17,981,351
                                                   ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    NET INVESTMENT INCOME
        CLASS A ................................                N/A                 N/A                 N/A                 N/A
        CLASS B ................................                N/A                 N/A                 N/A                 N/A
        CLASS C ................................                N/A                 N/A                 N/A                 N/A
        INSTITUTIONAL CLASS ....................         (2,121,971)         (1,827,801)         (8,953,894)        (10,150,095)
    NET REALIZED GAIN ON SALES OF INVESTMENTS
        CLASS A ................................                N/A                 N/A                 N/A                 N/A
        CLASS B ................................                N/A                 N/A                 N/A                 N/A
        CLASS C ................................                N/A                 N/A                 N/A                 N/A
        INSTITUTIONAL CLASS ....................                  0                   0          (4,886,634)         (2,655,070)
CAPITAL SHARES TRANSACTIONS:
    PROCEEDS FROM SHARES SOLD - CLASS A ........                N/A                 N/A                 N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS A ....                N/A                 N/A                 N/A                 N/A
    COST OF SHARES REDEEMED - CLASS A ..........                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS A .....                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS B ........                N/A                 N/A                 N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS B ....                N/A                 N/A                 N/A                 N/A
    COST OF SHARES REDEEMED - CLASS B ..........                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS B .....                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - CLASS C ........                N/A                 N/A                 N/A                 N/A
    REINVESTMENT OF DISTRIBUTIONS - CLASS C ....                N/A                 N/A                 N/A                 N/A
    COST OF SHARES REDEEMED - CLASS C ..........                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS - CLASS C .....                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
    PROCEEDS FROM SHARES SOLD - INSTITUTIONAL
     CLASS .....................................         52,376,985          52,058,620         157,745,823         111,390,585
    REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS .......................          2,109,259           1,812,422          13,773,396          12,680,745
    COST OF SHARES REDEEMED - INSTITUTIONAL
     CLASS .....................................        (46,774,828)        (29,282,720)       (135,799,586)        (98,160,398)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS -
    INSTITUTIONAL CLASS ........................          7,711,416          24,588,322          35,719,633          25,910,932
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS ...............          7,711,416          24,588,322          35,719,633          25,910,932
                                                   ================    ================    ================    ================
NET INCREASE (DECREASE) IN NET ASSETS ..........         16,723,027          38,623,027          30,474,758          31,087,118
                                                   ================    ================    ================    ================
ENDING NET ASSETS ..............................   $    187,105,882    $    170,382,855    $    442,815,914    $    412,341,156
                                                   ================    ================    ================    ================
SHARES ISSUED AND REDEEMED:
    SHARES SOLD - CLASS A ......................                N/A                 N/A                 N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS A ...................                N/A                 N/A                 N/A                 N/A
    SHARES REDEEMED - CLASS A ..................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS A .......................................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
    SHARES SOLD - CLASS B ......................                N/A                 N/A                 N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS B ...................                N/A                 N/A                 N/A                 N/A
    SHARES REDEEMED - CLASS B ..................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS B .......................................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
    SHARES SOLD - CLASS C ......................                N/A                 N/A                 N/A                 N/A
    SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - CLASS C ...................                N/A                 N/A                 N/A                 N/A
    SHARES REDEEMED - CLASS C ..................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 CLASS C .......................................                N/A                 N/A                 N/A                 N/A
                                                   ----------------    ----------------    ----------------    ----------------
    SHARES SOLD - INSTITUTIONAL CLASS ..........          3,786,976           4,036,768           8,116,002           5,752,307
    SHARES ISSUED IN REINVESTMENT OF
     DISTRIBUTIONS - INSTITUTIONAL CLASS .......            151,744             141,154             707,699             659,912
    SHARES REDEEMED -INSTITUTIONAL CLASS .......         (3,390,701)         (2,274,032)         (6,986,504)         (5,069,585)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 INSTITUTIONAL CLASS ...........................            548,019           1,903,890           1,837,197           1,342,634
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 RESULTING FROM CAPITAL SHARE TRANSACTIONS .....            548,019           1,903,890           1,837,197           1,342,634
                                                   ================    ================    ================    ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
 INCOME (LOSS) .................................   $        662,961    $      1,373,355    $      3,365,439    $      6,819,302
                                                   ================    ================    ================    ================

WELLS FARGO ASSET ALLOCATION FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                           NET REALIZED
                                                              BEGINNING          NET                AND   DISTRIBUTIONS
                                                              NET ASSET   INVESTMENT         UNREALIZED        FROM NET
                                                              VALUE PER       INCOME     GAIN (LOSS) ON      INVESTMENT
                                                                  SHARE       (LOSS)        INVESTMENTS          INCOME
-----------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $18.80         0.22               0.91           (0.22)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $17.50         0.36(6)            1.57           (0.36)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $14.97         0.30               2.53           (0.30)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $18.72         0.32              (2.52)          (0.32)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $24.36         0.36              (3.87)          (0.36)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $25.84         0.55               2.21           (0.55)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $11.42         0.09               0.56           (0.09)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $10.63         0.13(6)            0.95           (0.13)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $ 9.09         0.10               1.54           (0.10)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $11.36         0.11              (1.53)          (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $14.78         0.13              (2.35)          (0.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $15.63         0.22               1.35           (0.19)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $11.44         0.09               0.56           (0.09)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $10.65         0.13(6)            0.95           (0.13)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $ 9.11         0.11               1.54           (0.11)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $11.39         0.11              (1.53)          (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $14.82         0.13              (2.35)          (0.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $15.68         0.21               1.36           (0.19)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $18.82         0.25               0.92           (0.25)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $17.53         0.40(6)            1.57           (0.41)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $14.99         0.33               2.56           (0.35)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $18.72         0.32              (2.50)          (0.32)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $24.37         0.46              (3.98)          (0.36)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000...................     $23.18         0.50               1.15           (0.46)

GROWTH BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $30.51         0.27               1.40           (0.41)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $28.27         0.41(6)            2.41           (0.58)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $24.27         0.34               4.05           (0.39)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $29.18         0.38              (3.88)          (0.23)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $34.96         0.59              (3.72)          (0.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $32.69         0.62               4.05           (0.59)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $27.83         0.13               1.28           (0.20)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $25.89         0.16(6)            2.22           (0.44)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $22.22         0.16               3.68           (0.17)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $26.92         0.19              (3.59)          (0.12)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $32.50         0.39              (3.50)          (0.44)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $30.59         0.42               3.71           (0.41)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $27.81         0.12               1.30           (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $25.88         0.16(6)            2.21           (0.44)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $22.22         0.15               3.69           (0.18)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $26.91         0.17              (3.57)          (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $32.50         0.39              (3.50)          (0.45)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $30.65         0.48               3.66           (0.48)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $28.41         0.28               1.32           (0.50)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $26.34         0.45(6)            2.25           (0.63)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $22.65         0.35               3.80           (0.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $27.33         0.44              (3.65)          (0.29)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $32.91         0.57              (3.43)          (0.69)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $30.86         0.69               3.79           (0.62)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                              DISTRIBUTIONS        ENDING
                                                                   FROM NET     NET ASSET
                                                                   REALIZED     VALUE PER
                                                                      GAINS         SHARE
-----------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.44)       $19.27
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          (0.27)       $18.80
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           0.00        $17.50
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (1.23)       $14.97
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (1.77)       $18.72
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (3.69)       $24.36

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.27)       $11.71
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          (0.16)       $11.42
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           0.00        $10.63
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (0.74)       $ 9.09
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (1.07)       $11.36
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (2.23)       $14.78

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.27)       $11.73
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          (0.16)       $11.44
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           0.00        $10.65
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (0.75)       $ 9.11
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (1.08)       $11.39
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (2.24)       $14.82

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.44)       $19.30
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          (0.27)       $18.82
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           0.00        $17.53
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (1.23)       $14.99
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (1.77)       $18.72
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000...................           0.00        $24.37

GROWTH BALANCED FUND
-----------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.21)       $31.56
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           0.00        $30.51
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           0.00        $28.27
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (1.18)       $24.27
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (2.03)       $29.18
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (1.81)       $34.96

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.21)       $28.83
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           0.00        $27.83
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           0.00        $25.89
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (1.18)       $22.22
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (2.03)       $26.92
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (1.81)       $32.50

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.21)       $28.90
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           0.00        $27.81
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           0.00        $25.88
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (1.18)       $22.22
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (2.03)       $26.91
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (1.81)       $32.50

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.21)       $29.30
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           0.00        $28.41
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           0.00        $26.34
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (1.18)       $22.65
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (2.03)       $27.33
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (1.81)       $32.91

                                                                  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                              ----------------------------------------------------
                                                             NET INVESTMENT      GROSS        EXPENSE          NET
                                                              INCOME (LOSS)   EXPENSES         WAIVED     EXPENSES
------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           2.28%      1.23%       (0.08)%     1.15%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           1.90%      1.34%       (0.19)%     1.15%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           1.80%      1.45%       (0.30)%     1.15%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................           1.76%      1.34%       (0.25)%     1.09%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           1.71%      1.20%       (0.21)%     0.99%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................           2.20%      1.18%       (0.19)%     0.99%

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           1.53%      1.98%       (0.08)%     1.90%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           1.15%      2.09%       (0.19)%     1.90%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           1.05%      2.27%       (0.37)%     1.90%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................           1.00%      2.15%       (0.31)%     1.84%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           0.96%      1.93%       (0.19)%     1.74%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................           1.45%      1.97%       (0.23)%     1.74%

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           1.53%      1.98%       (0.08)%     1.90%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           1.15%      2.09%       (0.19)%     1.90%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           1.05%      2.23%       (0.33)%     1.90%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................           1.01%      2.11%       (0.27)%     1.84%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           0.96%      1.89%       (0.15)%     1.74%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................           1.42%      1.91%       (0.17)%     1.74%

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           2.53%      0.97%       (0.07)%     0.90%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           2.16%      1.10%       (0.20)%     0.90%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           2.04%      1.22%       (0.31)%     0.91%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................           1.89%      1.15%       (0.18)%     0.97%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           1.70%      1.12%       (0.12)%     1.00%
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000...................           2.21%      1.03%       (0.04)%     0.99%

GROWTH BALANCED FUND
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           1.68%      1.34%(4)    (0.14)%(4)  1.20%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           1.33%      1.28%(4)    (0.08)%(4)  1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           1.43%      1.48%(4)    (0.28)%(4)  1.20%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................           1.60%      1.18%(4)    (0.03)%(4)  1.15%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           1.93%      1.30%(4)    (0.15)%(4)  1.15%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................           2.05%      1.37%(4)    (0.22)%(4)  1.15%(4)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           0.93%      2.09%(4)    (0.14)%(4)  1.95%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           0.58%      2.02%(4)    (0.07)%(4)  1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           0.69%      2.57%(4)    (0.62)%(4)  1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................           0.85%      2.13%(4)    (0.23)%(4)  1.90%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           1.16%      2.16%(4)    (0.26)%(4)  1.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................           1.28%      2.15%(4)    (0.25)%(4)  1.90%(4)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           0.93%      2.09%(4)    (0.14)%(4)  1.95%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           0.58%      2.02%(4)    (0.07)%(4)  1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           0.69%      2.57%(4)    (0.62)%(4)  1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................           0.85%      2.17%(4)    (0.27)%(4)  1.90%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           1.18%      2.06%(4)    (0.16)%(4)  1.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................           1.31%      2.12%(4)    (0.22)%(4)  1.90%(4)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           1.93%      1.01%(4)    (0.06)%(4)  0.95%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           1.59%      0.95%(4)    (0.01)%(4)  0.94%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           1.69%      1.05%(4)    (0.11)%(4)  0.94%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................           1.80%      1.05%(4)    (0.12)%(4)  0.93%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           2.16%      0.97%(4)    (0.04)%(4)  0.93%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................           2.23%      1.01%(4)    (0.08)%(4)  0.93%(4)

                                                                                PORTFOLIO   NET ASSETS AT
                                                                      TOTAL      TURNOVER   END OF PERIOD
                                                                   RETURN(2)         RATE  (000'S OMITTED)
---------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
---------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           6.01%         5%     $     884,775
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          11.12%         4%     $     864,857
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          19.04%        15%     $     838,683
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................         (13.20)%       23%     $     763,925
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................         (15.52)%       54%     $     989,513
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          11.96%        37%     $   1,266,358

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           5.62%         5%     $     178,191
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          10.24%         4%     $     208,029
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          18.10%        15%     $     280,220
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................         (13.83)%       23%     $     325,790
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................         (16.18)%       54%     $     479,035
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          11.21%        37%     $     577,526

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           5.63%         5%     $      23,782
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          10.25%         4%     $      25,268
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          18.14%        15%     $      27,345
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................         (13.86)%       23%     $      23,466
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................         (16.16)%       54%     $      31,536
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          11.17%        37%     $      32,911

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           6.19%         5%     $      37,956
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          11.33%         4%     $      37,794
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          19.38%        15%     $      18,214
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................         (13.09)%       23%     $      14,529
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................         (15.57)%       54%     $      17,515
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000...................           7.14%        37%     $      20,822

GROWTH BALANCED FUND
---------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           5.47%       26%(5)   $      57,484
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          10.02%       51%(5)   $      56,566
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          18.25%       53%(5)   $      43,509
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................         (12.99)%      48%(5)   $      32,370
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (9.78)%      60%(5)   $      25,049
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          14.86%       56%(5)   $      17,976

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           5.06%       26%(5)   $      88,835
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           9.17%       51%(5)   $      89,783
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          17.40%       53%(5)   $      81,511
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................         (13.68)%      48%(5)   $      66,337
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................         (10.45)%      60%(5)   $      48,487
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          14.04%       56%(5)   $      20,198

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           5.10%       26%(5)   $      19,633
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           9.18%       51%(5)   $      20,799
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          17.35%       53%(5)   $      24,958
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................         (13.67)%      48%(5)   $      18,484
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................         (10.46)%      60%(5)   $      11,265
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          14.06%       56%(5)   $       6,564

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           5.61%       26%(5)   $   1,793,761
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          10.31%       51%(5)   $   1,738,782
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          18.53%       53%(5)   $   1,415,216
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................         (12.85)%      48%(5)   $   1,075,256
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (9.59)%      60%(5)   $   1,164,850
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          15.14%       56%(5)   $   1,065,362

WELLS FARGO ASSET ALLOCATION FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                           NET REALIZED
                                                              BEGINNING          NET                AND   DISTRIBUTIONS
                                                              NET ASSET   INVESTMENT         UNREALIZED        FROM NET
                                                              VALUE PER       INCOME     GAIN (LOSS) ON      INVESTMENT
                                                                  SHARE       (LOSS)        INVESTMENTS          INCOME
-----------------------------------------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $14.52         0.10(6)            0.81           (0.14)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $12.92         0.07(6)            1.53            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $10.56         0.06(6)            2.34           (0.02)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $14.03         0.03              (2.87)           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $21.50         0.01              (5.41)           0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $19.72         0.01               2.48            0.00

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $17.27         0.05(6)            0.96            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $15.47        (0.04(6)            1.84            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $12.72        (0.04)(6)           2.81            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $17.03        (0.11)             (3.43)           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $26.30        (0.16)             (6.58)           0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $24.30        (0.15)              3.02            0.00

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $17.28         0.05(6)            0.97           (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $15.48        (0.04)(6)           1.84            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $12.72        (0.04)(6)           2.82            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $17.04        (0.12)             (3.43)           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $26.31        (0.21)             (6.53)           0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $24.32        (0.22)              3.08            0.00

MODERATE BALANCED FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $21.72         0.20               0.59           (0.40)
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .................     $21.79         0.13              (0.20)           0.00

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $21.62         0.16               0.55           (0.32)
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .................     $21.79         0.06              (0.23)           0.00

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $21.62         0.16               0.54           (0.31)
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .................     $21.79         0.08              (0.25)           0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $21.76         0.25               0.57           (0.41)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $21.09         0.42               1.10           (0.64)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $19.47         0.44               2.02           (0.64)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $22.29         0.56              (1.80)          (0.54)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $24.83         0.76              (1.17)          (0.87)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $24.18         0.94               1.79           (0.83)

STRATEGIC GROWTH ALLOCATION(7)
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $13.09         0.10               0.76           (0.16)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $11.85         0.14               1.26           (0.16)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $ 9.91         0.10               2.00           (0.16)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $12.02         0.13              (2.03)          (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $14.78         0.17              (2.29)          (0.17)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $12.89         0.18               1.85           (0.12)

STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............     $19.48         0.24               0.17           (0.41)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................     $19.23         0.44               0.46           (0.51)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................     $18.42         0.46               1.00           (0.60)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................     $19.92         0.61              (0.75)          (0.78)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................     $20.44         0.84              (0.06)          (0.93)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................     $20.06         0.95               0.86           (0.88)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                              DISTRIBUTIONS        ENDING
                                                                   FROM NET     NET ASSET
                                                                   REALIZED     VALUE PER
                                                                      GAINS         SHARE
-----------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
-----------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           0.00        $15.29
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           0.00        $14.52
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          (0.02)       $12.92
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (0.63)       $10.56
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (2.07)       $14.03
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (0.71)       $21.50

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           0.00        $18.28
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           0.00        $17.27
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          (0.02)       $15.47
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (0.77)       $12.72
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (2.53)       $17.03
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (0.87)       $26.30

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           0.00        $18.28
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           0.00        $17.28
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          (0.02)       $15.48
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (0.77)       $12.72
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (2.53)       $17.04
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (0.87)       $26.31

MODERATE BALANCED FUND
-----------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.65)       $21.46
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .................           0.00        $21.72

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.65)       $21.36
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .................           0.00        $21.62

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.65)       $21.36
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .................           0.00        $21.62

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.65)       $21.52
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          (0.21)       $21.76
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          (0.20)       $21.09
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (1.04)       $19.47
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (1.26)       $22.29
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (1.25)       $24.83

STRATEGIC GROWTH ALLOCATION(7)
-----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           0.00        $13.79
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           0.00        $13.09
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           0.00        $11.85
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (0.10)       $ 9.91
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (0.47)       $12.02
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (0.02)       $14.78

STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............          (0.23)       $19.25
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          (0.14)       $19.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          (0.05)       $19.23
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (0.58)       $18.42
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (0.37)       $19.92
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (0.55)       $20.44

                                                                  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                              ----------------------------------------------------
                                                             NET INVESTMENT      GROSS        EXPENSE          NET
                                                              INCOME (LOSS)   EXPENSES         WAIVED     EXPENSES
------------------------------------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           1.28%     1.43%       (0.28)%       1.15%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           0.51%     1.44%       (0.24)%       1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           0.48%     1.52%       (0.22)%       1.30%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................           0.20%     1.43%       (0.13)%       1.30%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           0.01%     1.30%       (0.00)%       1.30%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (0.01)%    1.32%       (0.02)%       1.30%

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           0.56%     2.18%       (0.28)%       1.90%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          (0.25)%    2.19%       (0.24)%       1.95%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          (0.16)%    2.47%       (0.42)%       2.05%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (0.55)%    2.43%       (0.38)%       2.05%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (0.74)%    2.15%       (0.10)%       2.05%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (0.78)%    2.18%       (0.13)%       2.05%

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           0.54%     2.18%       (0.28)%       1.90%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          (0.25)%    2.19%       (0.24)%       1.95%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          (0.18)%    2.36%       (0.31)%       2.05%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (0.56)%    2.21%       (0.16)%       2.05%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (0.74)%    2.05%       (0.00)%       2.05%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          (0.76)%    2.13%       (0.08)%       2.05%

MODERATE BALANCED FUND
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           2.01%     1.32%(4)    (0.17)%(4)    1.15%(4)
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .................           1.14%     1.27%(4)    (0.12)%(4)    1.15%(4)

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           1.26%     2.07%(4)    (0.17)%(4)    1.90%(4)
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .................           0.65%     2.02%(4)    (0.12)%(4)    1.90%(4)

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           1.26%     2.07%(4)    (0.17)%(4)    1.90%(4)
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .................           0.65%     2.01%(4)    (0.11)%(4)    1.90%(4)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           2.25%     0.99%(4)    (0.09)%(4)    0.90%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           1.97%     0.92%(4)    (0.02)%(4)    0.90%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           2.25%     1.03%(4)    (0.14)%(4)    0.89%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................           2.55%     1.02%(4)    (0.14)%(4)    0.88%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           3.37%     0.93%(4)    (0.05)%(4)    0.88%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................           3.58%     0.96%(4)    (0.08)%(4)    0.88%(4)

STRATEGIC GROWTH ALLOCATION(7)
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           1.56%     1.06%(4)    (0.06)%(4)    1.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           1.14%     1.02%(4)    (0.02)%(4)    1.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           1.20%     1.13%(4)    (0.13)%(4)    1.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................           1.20%     1.08%(4)    (0.08)%(4)    1.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           1.37%     1.03%(4)    (0.03)%(4)    1.00%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................           1.40%     1.17%(4)    (0.17)%(4)    1.00%(4)

STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           2.57%     0.95%(4)    (0.10)%(4)    0.85%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           2.32%     0.90%(4)    (0.05)%(4)    0.85%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           2.78%     0.97%(4)    (0.15)%(4)    0.82%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................           3.23%     1.00%(4)    (0.20)%(4)    0.80%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           4.34%     0.90%(4)    (0.10)%(4)    0.80%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................           4.69%     0.94%(4)    (0.14)%(4)    0.80%(4)

                                                                                PORTFOLIO   NET ASSETS AT
                                                                      TOTAL      TURNOVER   END OF PERIOD
                                                                   RETURN(2)         RATE  (000'S OMITTED)
---------------------------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
---------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           6.26%            3%     $   42,377
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          12.41%            5%     $   45,559
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          22.79%            2%     $   40,762
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................         (21.55)%           4%     $   36,770
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................         (27.42)%           4%     $   57,833
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          12.63%            7%     $   89,608

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           5.85%            3%     $    8,838
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          11.64%            5%     $   10,201
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          21.84%            2%     $   12,569
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................         (22.15)%           4%     $   12,478
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................         (27.98)%           4%     $   19,775
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          11.81%            7%     $   29,726

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           5.87%            3%     $   20,954
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          11.63%            5%     $   21,873
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          21.91%            2%     $   22,603
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................         (22.20)%           4%     $   24,575
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................         (27.97)%           4%     $   44,621
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          11.76%            7%     $   77,008

MODERATE BALANCED FUND
---------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           3.60%           27%(5)  $    4,121
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .................          (0.32)%          62%(5)  $    2,576

CLASS B
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           3.21%           27%(5)  $    3,033
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .................          (0.78)%          62%(5)  $    2,304

CLASS C
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           3.21%           27%(5)  $    1,168
JANUARY 30, 2004 (3) TO SEPTEMBER 30, 2004 .................          (0.78)%          62%(5)  $      693

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           3.71%           27%(5)  $  547,858
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           7.28%           62%(5)  $  544,698
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          12.99%           64%(5)  $  512,460
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (6.35)%          61%(5)  $  459,248
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................          (1.98)%          69%(5)  $  519,931
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          11.98%           58%(5)  $  524,214

STRATEGIC GROWTH ALLOCATION(7)
---------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           6.58%           24%(5)  $  187,106
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................          11.82%           42%(5)  $  170,383
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................          21.36%           43%(5)  $  131,760
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................         (16.22)%          40%(5)  $   78,673
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................         (14.97)%          49%(5)  $   82,908
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................          15.82%           48%(5)  $   90,334

STRATEGIC INCOME FUND
---------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) ..............           2.10%           28%(5)  $ 442,816
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......................           4.74%           72%(5)  $ 412,341
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003.......................           8.17%           73%(5)  $ 381,254
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002.......................          (0.89)%          71%(5)  $ 288,610
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001.......................           3.89%           77%(5)  $ 301,041
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000.......................           9.52%           62%(5)  $ 268,386

WELLS FARGO ASSET ALLOCATION FUNDS                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4) Includes net expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(6)   Calculated based upon average shares outstanding.

(7) The fund was renamed from Aggressive Balanced Equity to Strategic Growth Allocation on February 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 74 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Asset Allocation Fund, Growth Balanced Fund, Index Allocation Fund, Moderate Balanced Fund, Strategic Growth Allocation Fund, and Strategic Income Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

      The Growth Balanced Fund, Moderate Balanced Fund, Strategic Growth Allocation Fund, and Strategic Income Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Growth Balanced Fund, Moderate Balanced Fund, Strategic Growth Allocation Fund, and Strategic Income Fund are as follows:

                                                Growth           Moderate      Strategic Growth      Strategic
                                             Balanced Fund    Balanced Fund     Allocation Fund     Income Fund
C&B LARGE CAP VALUE PORTFOLIO                     18%              3%                  2%                 1%
DISCIPLINED GROWTH PORTFOLIO                      34%              6%                  4%                 2%
EQUITY INCOME PORTFOLIO                            8%              1%                  1%                 1%
INDEX PORTFOLIO                                   17%              3%                  2%                 1%
INTERNATIONAL EQUITY PORTFOLIO                    30%              5%                  4%                 2%
INTERNATIONAL GROWTH PORTFOLIO                    30%              5%                  4%                 2%
INTERNATIONAL INDEX PORTFOLIO                     30%              5%                  4%                 2%
LARGE CAP APPRECIATION PORTFOLIO                  26%              5%                  3%                 2%
LARGE CAP VALUE PORTFOLIO                         29%              5%                  3%                 2%
LARGE COMPANY GROWTH PORTFOLIO                     7%              1%                  1%                 1%
MANAGED FIXED INCOME PORTFOLIO                    50%             19%                  3%                18%
OVERSEAS PORTFOLIO                                30%              5%                  4%                 2%
SMALL CAP INDEX PORTFOLIO                         13%              2%                  1%                 1%
SMALL COMPANY GROWTH PORTFOLIO                     5%              1%                  1%                 0%
SMALL COMPANY VALUE PORTFOLIO                      8%              1%                  1%                 1%
STABLE INCOME PORTFOLIO                          N/A              12%                 N/A                16%
STRATEGIC VALUE BOND PORTFOLIO                    50%             19%                  3%                18%
TACTICAL MATURITY BOND PORTFOLIO                  50%             19%                  3%                18%

WELLS FARGO ASSET ALLOCATION FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2005, the following Fund(s) held futures contracts:

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                                                 Net Unrealized
                                                                    Expiration            Notional                Appreciation
Fund                                Contracts         Type             Date                Amount                (Depreciation)
ASSET ALLOCATION FUND               1031 Long     S&P 500 Index      June 2005          $314,356,800               $(9,206,575)
ASSET ALLOCATION FUND                112 Long       US T Bond        June 2005            12,560,181                   (86,180)
ASSET ALLOCATION FUND              2534 Short       US T Bond        June 2005           287,482,004                 5,257,754
GROWTH BALANCED FUND                1005 Long     S&P 500 Index      June 2005           306,750,875                (9,296,000)
GROWTH BALANCED FUND               2686 Short       US T Bond        June 2005           304,726,146                 5,572,896
INDEX ALLOCATION FUND                  4 Long     S&P 500 Index      June 2005             1,199,850                   (15,950)
MODERATE BALANCED FUND               188 Long     S&P 500 Index      June 2005            57,359,875                (1,716,575)
MODERATE BALANCED FUND              505 Short       US T Bond        June 2005            57,264,143                 1,019,768
STRATEGIC GROWTH
    ALLOCATION FUND                   95 Long     S&P 500 Index      June 2005            28,949,875                  (832,250)
STRATEGIC GROWTH
    ALLOCATION FUND                 256 Short       US T Bond        June 2005            29,008,896                   496,896
STRATEGIC INCOME FUND                 75 Long     S&P 500 Index      June 2005            22,852,500                  (654,375)
STRATEGIC INCOME FUND               202 Short       US T Bond        June 2005            22,886,280                   388,530

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Asset Allocation and Index Allocation Funds, for which net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2005.

      At September 30, 2004, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                 Capital Loss
Fund                                     Year Expires            Carryforwards

INDEX ALLOCATION FUND                        2011                 $2,778,619
STRATEGIC GROWTH ALLOCATION FUND             2011                  6,075,767

      At September 30, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                        Deferred Post-October
Fund                                                        Capital Loss

ASSET ALLOCATION FUND                                        $22,267,778

WELLS FARGO ASSET ALLOCATION FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2004, Wells Fargo Bank, N.A. was entitled to receive 40% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at March 31, 2005 are shown on the Statement of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                      Sub-Advisory
                                                                 Advisory Fee                                           Fee (% of
                                        Average Daily           (% of Average                        Average Daily    Average Daily
Fund                                     Net Assets           Daily Net Assets)   Sub-Adviser          Net Assets      Net Assets)
ASSET ALLOCATION FUND*                 $0 - $499 million           0.650         Wells Capital       $0 - $1 billion       0.15
                                     $500 - $999 million           0.600            Management           >$1 billion       0.10
                                      $1 - $2.99 billion           0.550          Incorporated
                                      $3 - $4.99 billion           0.525
                                          >$4.99 billion           0.500

GROWTH BALANCED FUND                                 N/A           0.250         Wells Capital                   N/A       0.05
                                                                                    Management
                                                                                  Incorporated

INDEX ALLOCATION FUND*                 $0 - $499 million           0.650         Wells Capital       $0 - $1 billion       0.15
                                     $500 - $999 million           0.600            Management           >$1 billion       0.10
                                      $1 - $2.99 billion           0.550          Incorporated
                                      $3 - $4.99 billion           0.525
                                          >$4.99 billion           0.500

MODERATE BALANCED FUND                               N/A           0.250         Wells Capital                   N/A       0.05
                                                                                    Management
                                                                                  Incorporated

STRATEGIC GROWTH ALLOCATION FUND                     N/A           0.250         Wells Capital                   N/A       0.05
                                                                                    Management
                                                                                  Incorporated

STRATEGIC INCOME FUND                                N/A           0.250         Wells Capital                   N/A       0.05
                                                                                    Management
                                                                                  Incorporated

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                         Advisory Fee
                                                        (% of Average
Fund                                                  Daily Net Assets)

ASSET ALLOCATION FUND                                       0.75
INDEX ALLOCATION FUND                                       0.75

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

      For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                 % Of Average
                           Average Daily Net Assets*           Daily Net Assets

FUND LEVEL                     $0 - 4.99 billion                     0.05
                               $5 - 9.99 billion                     0.04
                                  >$9.99 billion                     0.03
CLASS A                                                              0.28
CLASS B                                                              0.28
CLASS C                                                              0.28
INSTITUTIONAL CLASS                                                  0.20

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                % Of Average
                                                              Daily Net Assets

ASSET ALLOCATION FUND                                               0.02
INDEX ALLOCATION FUND                                               0.02

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                               % Of Average
                                                             Daily Net Assets

CLASS A, B AND C                                                   0.25
INSTITUTIONAL CLASS**                                              0.10

** Fee applies only to the Institutional Class shares of the Asset Allocation Fund.

      For the six months ended March 31, 2005, shareholder servicing fees paid were as follows:

Fund                              Class A     Class B    Class C   Institutional

ASSET ALLOCATION FUND            $1,117,972   $245,805   $31,296     $12,738
GROWTH BALANCED FUND                 72,642    114,226    25,683           0
INDEX ALLOCATION FUND                59,093     12,043    27,280         N/A
MODERATE BALANCED FUND                4,301      3,284     1,138           0
STRATEGIC GROWTH ALLOCATION FUND        N/A        N/A       N/A           0
STRATEGIC INCOME FUND                   N/A        N/A       N/A           0

WELLS FARGO ASSET ALLOCATION FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens"). The Board of Trustees approved the replacement of Stephens as distributor with Wells Fargo Funds Distributor, LLC ("Distributor") effective April 11, 2005. The Class B and Class C shares of the Funds paid Stephens and will pay the Distributor an annual fee of up to 0.75% of the average daily net assets.

      For the six months ended March 31, 2005, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from other class specific expenses, if applicable. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                            Net Operating Expense Ratios
Fund                                Class A  Class B     Class C  Institutional

ASSET ALLOCATION FUND                1.15%    1.90%        1.90%      0.90%
GROWTH BALANCED FUND                 1.20%    1.95%        1.95%      0.95%
INDEX ALLOCATION FUND                1.15%    1.90%        1.90%       N/A
MODERATE BALANCED FUND               1.15%    1.90%        1.90%      0.90%
STRATEGIC GROWTH ALLOCATION FUND      N/A      N/A          N/A       1.00%
STRATEGIC INCOME FUND                 N/A      N/A          N/A       0.85%

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended March 31, 2005, were as follows:

Fund                                 Purchases at Cost       Sales Proceeds

ASSET ALLOCATION FUND                  $ 49,152,357            $105,852,812
GROWTH BALANCED FUND*                   679,711,647             642,056,737
INDEX ALLOCATION FUND                     2,132,154              11,965,001
MODERATE BALANCED FUND*                 178,338,767             195,757,179
STRATEGIC GROWTH ALLOCATION FUND*        64,583,302              60,404,428
STRATEGIC INCOME FUND*                  134,614,981             163,744,775

* These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended March 31, 2005, there were no borrowings under the agreement.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

6. PROXY VOTING INFORMATION
--------------------------------------------------------------------------------

      At a special meeting held on January 14, 2005, the shareholders of the Wells Fargo Index Allocation Fund voted on an Agreement and Plan of Reorganization, under which substantially all of the assets of the Wells Fargo Index Allocation Fund will be transferred to the Wells Fargo Asset Allocation Fund. The results of the voting were as follows:

                                                        Number of Shares   % of Outstanding Shares       % of Shares Present
AFFIRMATIVE                                                1,666,337                 33.72%                     86.23%
ABSTAIN                                                      108,886                  2.20%                      5.63%
AGAINST                                                      157,215                  3.18%                      8.14%
TOTAL NUMBER OF SHARES PARTICIPATING AT MEETING            1,932,439                 39.10%                    100.00%
OUTSTANDING SHARES                                         4,941,755

7. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 25, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire certain assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. This acquisition was consummated on December 31, 2004.

      In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. In December 2004, the Strong Funds' shareholders approved the reorganization. The reorganization was consummated at the close of business on April 8, 2005.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 93.50%

APPAREL & ACCESSORY STORES - 1.46%
    165,300  KOHL'S CORPORATION+                                                                                 $    8,534,439
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.90%
    230,000  JONES APPAREL GROUP INCORPORATED                                                                         7,702,700
    155,300  VF CORPORATION                                                                                           9,184,442

                                                                                                                     16,887,142
                                                                                                                 --------------

BUSINESS SERVICES - 8.32%
    343,400  MANPOWER INCORPORATED                                                                                   14,944,768
    447,400  MICROSOFT CORPORATION                                                                                   10,813,658
    155,000  OMNICOM GROUP INCORPORATED                                                                              13,720,600
  1,610,100  PARAMETRIC TECHNOLOGY CORPORATION+                                                                       9,000,459

                                                                                                                     48,479,485
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 5.43%
    268,900  BRISTOL-MYERS SQUIBB COMPANY                                                                             6,846,194
    251,900  COLGATE PALMOLIVE COMPANY                                                                               13,141,623
    359,300  MERCK & COMPANY INCORPORATED                                                                            11,630,541

                                                                                                                     31,618,358
                                                                                                                 --------------

COMMUNICATIONS - 4.76%
    414,300  COMCAST CORPORATION+                                                                                    13,837,620
    523,100  VODAFONE GROUP PLC ADR                                                                                  13,893,536

                                                                                                                     27,731,156
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 6.06%
    253,500  BANK OF AMERICA CORPORATION                                                                             11,179,350
    271,100  JP MORGAN CHASE & COMPANY                                                                                9,380,060
    337,800  STATE STREET CORPORATION                                                                                14,768,616

                                                                                                                     35,328,026
                                                                                                                 --------------

EATING & DRINKING PLACES - 6.70%
    342,900  ARAMARK CORPORATION CLASS B                                                                              9,011,412
    507,200  MCDONALD'S CORPORATION                                                                                  15,794,208
    365,100  WENDY'S INTERNATIONAL INCORPORATED                                                                      14,253,504

                                                                                                                     39,059,124
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.02%
    660,700  MOLEX INCORPORATED CLASS A                                                                              15,592,520
    508,500  NOKIA OYJ ADR                                                                                            7,846,155

                                                                                                                     23,438,675
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.43%
    262,300  SNAP-ON INCORPORATED                                                                                     8,338,517
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.76%
    216,400  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   10,255,196
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FURNITURE & FIXTURES - 2.19%
    441,300  LEGGETT & PLATT INCORPORATED
                                                                                                                 $   12,744,744
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 1.69%
    820,200  BIG LOTS INCORPORATED+                                                                                   9,858,804
                                                                                                                 --------------

HEALTH SERVICES - 2.61%
    284,500  HCA INCORPORATED                                                                                        15,240,665
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.43%
      4,960  BERKSHIRE HATHAWAY INCORPORATED+                                                                        14,165,760
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.71%
    399,800  DOVER CORPORATION                                                                                       15,108,442
    159,400  EATON CORPORATION                                                                                       10,424,760
    301,200  PITNEY BOWES INCORPORATED                                                                               13,590,144

                                                                                                                     39,123,346
                                                                                                                 --------------

INSURANCE CARRIERS - 6.24%
    228,200  ALLSTATE CORPORATION                                                                                    12,336,492
    249,700  MBIA INCORPORATED                                                                                       13,054,316
    285,300  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  10,981,197

                                                                                                                     36,372,005
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.28%
    343,800  BAXTER INTERNATIONAL INCORPORATED                                                                       11,682,324
    126,800  BECTON DICKINSON & COMPANY                                                                               7,407,656

                                                                                                                     19,089,980
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.39%
    680,800  HASBRO INCORPORATED                                                                                     13,922,360
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 2.42%
    474,900  ZALE CORPORATION+                                                                                       14,114,028
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.84%
    228,600  AMERICAN EXPRESS COMPANY                                                                                11,743,182
    240,499  COUNTRYWIDE FINANCIAL CORPORATION                                                                        7,806,597
    137,400  FREDDIE MAC                                                                                              8,683,680

                                                                                                                     28,233,459
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 2.11%
    186,800  KIMBERLY-CLARK CORPORATION                                                                              12,278,364
        103  NEENAH PAPER INCORPORATED                                                                                    3,463

                                                                                                                     12,281,827
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.80%
    284,500  EXXONMOBIL CORPORATION                                                                                  16,956,200
    183,800  ROYAL DUTCH PETROLEUM COMPANY                                                                           11,035,352

                                                                                                                     27,991,552
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PRIMARY METAL INDUSTRIES - 2.34%
    198,100  ENGELHARD CORPORATION                                                                               $    5,948,943
    150,000  HUBBELL INCORPORATED CLASS B                                                                             7,665,000

                                                                                                                     13,613,943
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.72%
    115,800  GANNETT COMPANY INCORPORATED                                                                             9,157,464
    193,000  VIACOM INCORPORATED CLASS B                                                                              6,722,190

                                                                                                                     15,879,654
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.68%
    146,000  GENERAL DYNAMICS CORPORATION                                                                            15,629,300
                                                                                                                 --------------

WATER TRANSPORTATION - 1.21%
    135,900  CARNIVAL CORPORATION                                                                                     7,040,979
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $536,785,071)                                                                             544,972,524
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 6.86%
 39,971,162  WELLS FARGO MONEY MARKET TRUST~++                                                                       39,971,162
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $39,971,162)                                                                      39,971,162
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $576,756,233)*                                 100.36%                                                     $  584,943,686
OTHER ASSETS AND LIABILITIES, NET                     (0.36)                                                         (2,112,829)
                                                     ------                                                      --------------
TOTAL NET ASSETS                                     100.00%                                                     $  582,830,857
                                                     ======                                                      ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $39,971,162.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.76%

APPAREL & ACCESSORY STORES - 7.43%
    194,800  AMERICAN EAGLE OUTFITTERS INCORPORATED                                                              $    5,756,340
     74,300  NORDSTROM INCORPORATED                                                                                   4,114,734
     80,000  URBAN OUTFITTERS INCORPORATED+                                                                           3,837,600

                                                                                                                     13,708,674
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.04%
     98,400  HOME DEPOT INCORPORATED                                                                                  3,762,816
                                                                                                                 --------------

BUSINESS SERVICES - 13.38%
     97,100  ADOBE SYSTEMS INCORPORATED                                                                               6,522,207
     98,800  CHECKFREE CORPORATION+                                                                                   4,027,088
    239,400  MICROSOFT CORPORATION                                                                                    5,786,298
    143,200  ROBERT HALF INTERNATIONAL INCORPORATED                                                                   3,860,672
    210,800  SYMANTEC CORPORATION+                                                                                    4,496,364

                                                                                                                     24,692,629
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 7.63%
     86,000  GENENTECH INCORPORATED+                                                                                  4,868,460
    108,000  GILEAD SCIENCES INCORPORATED+                                                                            3,866,400
    101,000  PROCTER & GAMBLE COMPANY                                                                                 5,353,000

                                                                                                                     14,087,860
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 1.88%
     70,800  INVESTORS FINANCIAL SERVICES CORPORATION                                                                 3,462,828
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 16.83%
    112,000  AMPHENOL CORPORATION CLASS A                                                                             4,148,480
    266,800  CISCO SYSTEMS INCORPORATED+                                                                              4,773,052
    190,200  COMVERSE TECHNOLOGY INCORPORATED+                                                                        4,796,844
    138,900  GENERAL ELECTRIC COMPANY                                                                                 5,008,734
    207,400  INTEL CORPORATION                                                                                        4,817,902
     52,100  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 3,700,142
    160,300  NVIDIA CORPORATION+                                                                                      3,808,728

                                                                                                                     31,053,882
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.23%
     51,000  FORTUNE BRANDS INCORPORATED                                                                              4,112,130
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.92%
     67,000  PEPSICO INCORPORATED                                                                                     3,553,010
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 2.52%
     92,900  WAL-MART STORES INCORPORATED                                                                             4,655,219
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 11.33%
     76,200  3M COMPANY                                                                                               6,529,578
    124,200  DELL INCORPORATED+                                                                                       4,771,764
     65,600  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              5,994,528
     77,500  NATIONAL-OILWELL INCORPORATED+                                                                           3,619,250

                                                                                                                     20,915,120
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS - 3.18%
     61,500  UNITEDHEALTH GROUP INCORPORATED                                                                     $    5,865,870
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 2.86%
     93,300  COACH INCORPORATED+                                                                                      5,283,579
                                                                                                                 --------------


MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.56%
     60,000  BAUSCH & LOMB INCORPORATED                                                                               4,398,000
     71,000  BECTON DICKINSON & COMPANY                                                                               4,147,820
     72,000  STRYKER CORPORATION                                                                                      3,211,920
     51,800  ZIMMER HOLDINGS INCORPORATED+                                                                            4,030,558

                                                                                                                     15,788,298
                                                                                                                 --------------

MEDICAL MANAGEMENT SERVICES - 3.13%
     84,800  COVENTRY HEALTH CARE INCORPORATED+                                                                       5,778,272
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.00%
     82,400  JOHNSON & JOHNSON                                                                                        5,533,984
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 2.05%
     43,300  EXPRESS SCRIPTS INCORPORATED+                                                                            3,775,327
                                                                                                                 --------------

MOTION PICTURES - 2.06%
    132,500  WALT DISNEY COMPANY                                                                                      3,806,725
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.73%
     37,700  BEAR STEARNS COMPANIES INCORPORATED                                                                      3,766,230
     42,000  GOLDMAN SACHS GROUP INCORPORATED                                                                         4,619,580
     42,900  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    4,039,464

                                                                                                                     12,425,274
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $160,651,735)                                                                             182,261,497
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 1.28%

MUTUAL FUND - 1.28%
  2,356,011  WELLS FARGO MONEY MARKET TRUST~++                                                                        2,356,011
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,356,011)                                                                        2,356,011
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $163,007,746)*                        100.04%                                                              $  184,617,508

OTHER ASSETS AND LIABILITIES, NET            (0.04)                                                                     (75,702)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $  184,541,806
                                            ======                                                               ==============

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,356,011.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE

COMMON STOCKS - 99.21%

BUSINESS SERVICES - 1.60%
    893,900  MICROSOFT CORPORATION                                                                               $   21,605,563
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 11.16%
    309,125  ABBOTT LABORATORIES                                                                                     14,411,408
    288,672  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                   18,270,051
    569,084  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                     29,159,864
    139,085  MERCK & COMPANY INCORPORATED<<                                                                           4,502,182
    554,035  PFIZER INCORPORATED                                                                                     14,554,499
    537,310  PROCTER & GAMBLE COMPANY<<                                                                              28,477,430
    673,481  ROHM & HAAS COMPANY                                                                                     32,327,088
    210,900  WYETH                                                                                                    8,895,762

                                                                                                                    150,598,284
                                                                                                                 --------------

COMMUNICATIONS - 3.45%
    122,000  ALLTEL CORPORATION                                                                                       6,691,700
    341,790  SBC COMMUNICATIONS INCORPORATED                                                                          8,097,005
    892,586  VERIZON COMMUNICATIONS INCORPORATED                                                                     31,686,803

                                                                                                                     46,475,508
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 13.03%
    808,780  BANK OF AMERICA CORPORATION<<                                                                           35,667,198
    983,640  CITIGROUP INCORPORATED                                                                                  44,204,782
  1,129,215  JP MORGAN CHASE & COMPANY                                                                               39,070,839
  1,130,981  US BANCORP                                                                                              32,594,872
    475,615  WACHOVIA CORPORATION<<                                                                                  24,213,560

                                                                                                                    175,751,251
                                                                                                                 --------------

EATING & DRINKING PLACES - 2.48%
  1,073,320  MCDONALD'S CORPORATION                                                                                  33,423,185
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 4.06%
     25,858  DOMINION RESOURCES INCORPORATED<<                                                                        1,924,611
    157,045  FIRSTENERGY CORPORATION                                                                                  6,588,038
    386,220  FPL GROUP INCORPORATED<<                                                                                15,506,733
    565,765  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                          30,771,958

                                                                                                                     54,791,340
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.29%
    689,850  EMERSON ELECTRIC COMPANY                                                                                44,791,960
  1,522,444  GENERAL ELECTRIC COMPANY                                                                                54,899,331
    594,950  INTEL CORPORATION                                                                                       13,820,688
    913,310  MOTOROLA INCORPORATED<<                                                                                 13,672,251
    753,370  NOKIA OYJ ADR                                                                                           11,624,499

                                                                                                                    138,808,729
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.38%
    564,510  FORTUNE BRANDS INCORPORATED                                                                             45,516,441
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS - 5.30%
    791,895  PEPSICO INCORPORATED                                                                                $   41,994,192
  1,332,375  SARA LEE CORPORATION<<                                                                                  29,525,430

                                                                                                                     71,519,622
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.50%
    194,000  MASCO CORPORATION                                                                                        6,725,980
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 5.17%
    815,045  MAY DEPARTMENT STORES COMPANY<<                                                                         30,172,966
    790,645  TARGET CORPORATION                                                                                      39,548,063

                                                                                                                     69,721,029
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.63%
    408,591  3M COMPANY                                                                                              35,012,163
  1,563,895  HEWLETT-PACKARD COMPANY                                                                                 34,311,856
    367,942  INTERNATIONAL BUSINESS MACHINES CORPORATION<<                                                           33,622,540

                                                                                                                    102,946,559
                                                                                                                 --------------

INSURANCE CARRIERS - 6.46%
    341,195  ALLSTATE CORPORATION                                                                                    18,445,002
    376,843  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               20,880,870
    396,980  METLIFE INCORPORATED<<                                                                                  15,521,918
    878,600  ST. PAUL COMPANIES INCORPORATED                                                                         32,270,978

                                                                                                                     87,118,768
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.88%
    265,400  BAXTER INTERNATIONAL INCORPORATED                                                                        9,018,292
    280,559  BECTON DICKINSON & COMPANY                                                                              16,390,257

                                                                                                                     25,408,549
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.51%
    303,715  JOHNSON & JOHNSON<<                                                                                     20,397,499
                                                                                                                 --------------

MOTION PICTURES - 1.43%
    671,140  WALT DISNEY COMPANY<<                                                                                   19,281,852
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.64%
    431,235  AMERICAN EXPRESS COMPANY                                                                                22,152,542
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.80%
    164,000  KIMBERLY-CLARK CORPORATION                                                                              10,779,720
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 11.86%
    325,108  BP PLC ADR                                                                                              20,286,739
    657,970  CHEVRONTEXACO CORPORATION                                                                               38,366,231
    225,675  CONOCOPHILLIPS                                                                                          24,336,792
  1,106,586  EXXONMOBIL CORPORATION                                                                                  65,952,526
    183,434  ROYAL DUTCH PETROLEUM COMPANY<<                                                                         11,013,377

                                                                                                                    159,955,665
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.39%
    328,500  MORGAN STANLEY<<                                                                                    $   18,806,625
                                                                                                                 --------------

TOBACCO PRODUCTS - 1.89%
    390,200  ALTRIA GROUP INCORPORATED<<                                                                             25,515,178
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.30%
    833,730  HONEYWELL INTERNATIONAL INCORPORATED                                                                    31,023,093
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $1,011,995,822)                                                                         1,338,322,982
                                                                                                                 --------------

WARRANTS - 0.00%
     46,877  LUCENT TECHNOLOGIES INCORPORATED (EXPIRES ON DECEMBER 10, 2007)+                                            31,408

TOTAL WARRANTS (COST $74,534)                                                                                            31,408
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 8.54%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.37%

    341,000  EVERGREEN MONEY MARKET FUND                                                                                341,000
  1,958,892  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,958,892
  2,632,369  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          2,632,369

                                                                                                                      4,932,261
                                                                                                                 --------------

PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 8.17%
$72,000,000  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT
             (MATURITY VALUE $72,005,760)                                               2.88%        04/01/2005      72,000,000
    683,000  BELFORD US CAPITAL COMPANY                                                 2.84         06/21/2005         683,000
    205,000  BETA FINANCE INCORPORATED                                                  2.86         06/02/2006         205,025
  2,000,000  BLUE RIDGE ASSET FUNDING CORPORATION                                       2.65         04/05/2005       1,999,380
    341,000  CC USA INCORPORATED                                                        2.94         07/05/2005         341,147
  3,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.83         04/20/2005       2,995,620
  2,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.82         04/25/2005       1,996,300
  4,000,000  CIESCO LLC                                                                 2.84         04/01/2005       4,000,000
  4,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                           2.81         04/22/2005       3,993,520
    205,000  DEUTSCHE BANK NEW YORK                                                     3.03         11/10/2005         203,489
  3,000,000  DORADA FINANCE INCORPORATED                                                2.87         07/15/2005       3,000,840
    273,000  K2 (USA) LLC                                                               2.85         07/24/2006         273,014
  4,000,000  LEGACY CAPITAL CORPORATION LLC                                             2.82         05/17/2005       3,985,120
  1,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                      2.94         08/16/2005       1,000,000
    341,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                      3.07         12/23/2005         341,225
    683,000  LINKS FINANCE LLC                                                          2.80         03/15/2006         682,904
    478,000  LIQUID FUNDING LIMITED                                                     2.83         06/01/2005         478,000
  3,000,000  LIQUID FUNDING LIMITED                                                     2.82         12/19/2005       3,000,000
    683,000  MORGAN STANLEY                                                             2.95         04/22/2005         681,893
    273,000  MORGAN STANLEY                                                             2.81         08/13/2010         273,003
    683,000  NATEXIS BANQUE NEW YORK                                                    2.98         06/09/2005         682,208
    683,000  RACERS TRUST                                                               2.85         05/20/2005         683,314
    683,000  SECURITY LIFE OF DENVER                                                    3.00         06/03/2005         683,000
    683,000  TANGO FINANCE CORPORATION                                                  2.85         10/25/2006         682,911

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                      INTEREST RATE      MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
    341,000  TRAVELERS INSURANCE COMPANY                                                2.88%        02/10/2006  $      340,993
  5,000,000  UBS FINANCE (DELAWARE) LLC                                                 2.79         04/01/2005       5,000,000

                                                                                                                    110,205,906
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $115,138,167)                                                       115,138,167
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 0.26%

MUTUAL FUND - 0.26%
  3,481,832  WELLS FARGO MONEY MARKET TRUST~++                                                                        3,481,832
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,481,832)                                                                        3,481,832
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES

(COST $1,130,690,355)*                      108.01%                                                              $1,456,974,389
OTHER ASSETS AND LIABILITIES, NET            (8.01)                                                               (108,028,710)
                                            ------                                                               --------------
TOTAL NET ASSETS                            100.00%                                                              $1,348,945,679
                                            ======                                                               ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $10,581,920. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.28% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,481,832.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 99.01%

AMUSEMENT & RECREATION SERVICES - 0.15%
     19,691  HARRAH'S ENTERTAINMENT INCORPORATED                                                                 $    1,271,645
     59,688  INTERNATIONAL GAME TECHNOLOGY<<                                                                          1,591,282

                                                                                                                      2,862,927
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 0.45%
    127,399  GAP INCORPORATED                                                                                         2,782,394
     56,383  KOHL'S CORPORATION+                                                                                      2,911,054
     66,088  LIMITED BRANDS<<                                                                                         1,605,939
     21,808  NORDSTROM INCORPORATED<<                                                                                 1,207,727

                                                                                                                      8,507,114
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.13%
     21,176  JONES APPAREL GROUP INCORPORATED                                                                           709,184
     18,777  LIZ CLAIBORNE INCORPORATED                                                                                 753,521
     17,296  VF CORPORATION                                                                                           1,022,886

                                                                                                                      2,485,591
                                                                                                                 --------------

APPLICATIONS SOFTWARE - 0.04%
     29,319  CITRIX SYSTEMS INCORPORATED+<<                                                                             698,379
                                                                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.09%
     39,064  AUTONATION INCORPORATED+                                                                                   739,872
     11,707  AUTOZONE INCORPORATED+                                                                                   1,003,290

                                                                                                                      1,743,162
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
     11,087  RYDER SYSTEM INCORPORATED                                                                                  462,328
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.19%
     21,892  CENTEX CORPORATION                                                                                       1,253,755
      7,205  KB HOME<<                                                                                                  846,299
     20,496  PULTE HOMES INCORPORATED<<                                                                               1,509,121

                                                                                                                      3,609,175
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.22%
    379,874  HOME DEPOT INCORPORATED                                                                                 14,526,382
    133,678  LOWE'S COMPANIES INCORPORATED                                                                            7,631,677
     21,894  SHERWIN-WILLIAMS COMPANY                                                                                   963,117

                                                                                                                     23,121,176
                                                                                                                 --------------

BUSINESS SERVICES - 6.24%
     42,093  ADOBE SYSTEMS INCORPORATED<<                                                                             2,827,387
     21,912  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                     1,166,595
     39,700  AUTODESK INCORPORATED+                                                                                   1,181,472
    100,869  AUTOMATIC DATA PROCESSING INCORPORATED                                                                   4,534,062
     38,322  BMC SOFTWARE INCORPORATED+                                                                                 574,830
    182,532  CENDANT CORPORATION                                                                                      3,749,207
     92,068  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<                                                         2,495,043

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (CONTINUED)
     33,058  COMPUTER SCIENCES CORPORATION+<<                                                                    $    1,515,709
     67,004  COMPUWARE CORPORATION+                                                                                     482,429
     24,583  CONVERGYS CORPORATION+<<                                                                                   367,024
    209,372  EBAY INCORPORATED+                                                                                       7,801,201
     53,269  ELECTRONIC ARTS INCORPORATED+<<                                                                          2,758,269
     89,546  ELECTRONIC DATA SYSTEMS CORPORATION<<                                                                    1,850,916
     23,368  EQUIFAX INCORPORATED                                                                                       717,164
    138,717  FIRST DATA CORPORATION                                                                                   5,452,965
     33,432  FISERV INCORPORATED+                                                                                     1,330,594
     40,125  IMS HEALTH INCORPORATED                                                                                    978,649
     73,155  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                             898,343
     32,074  INTUIT INCORPORATED+<<                                                                                   1,403,879
     14,604  MERCURY INTERACTIVE CORPORATION+<<                                                                         691,937
  1,750,401  MICROSOFT CORPORATION                                                                                   42,307,192
     20,880  MONSTER WORLDWIDE INCORPORATED+                                                                            585,684
     32,213  NCR CORPORATION+<<                                                                                       1,086,867
     65,557  NOVELL INCORPORATED+<<                                                                                     390,720
     32,232  OMNICOM GROUP INCORPORATED<<                                                                             2,853,177
    777,303  ORACLE CORPORATION+                                                                                      9,700,741
     46,791  PARAMETRIC TECHNOLOGY CORPORATION+                                                                         261,562
     27,847  ROBERT HALF INTERNATIONAL INCORPORATED                                                                     750,755
     89,054  SIEBEL SYSTEMS INCORPORATED+                                                                               813,063
    584,330  SUN MICROSYSTEMS INCORPORATED+                                                                           2,360,693
     49,971  SUNGARD DATA SYSTEMS INCORPORATED+<<                                                                     1,723,999
    122,741  SYMANTEC CORPORATION+<<                                                                                  2,618,065
     58,348  UNISYS CORPORATION+                                                                                        411,937
     73,023  VERITAS SOFTWARE CORPORATION+                                                                            1,695,594
    225,567  YAHOO! INCORPORATED+                                                                                     7,646,721

                                                                                                                    117,984,445
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 10.27%
    269,678  ABBOTT LABORATORIES                                                                                     12,572,388
     39,371  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    2,491,790
     14,666  ALBERTO-CULVER COMPANY CLASS B                                                                             701,915
    216,705  AMGEN INCORPORATED+                                                                                     12,614,398
     17,579  AVERY DENNISON CORPORATION<<                                                                             1,088,667
     81,572  AVON PRODUCTS INCORPORATED                                                                               3,502,702
     57,700  BIOGEN IDEC INCORPORATED+                                                                                1,991,227
    338,034  BRISTOL-MYERS SQUIBB COMPANY                                                                             8,606,346
     25,534  CHIRON CORPORATION+<<                                                                                      895,222
     26,533  CLOROX COMPANY<<                                                                                         1,671,314
     90,907  COLGATE PALMOLIVE COMPANY                                                                                4,742,618
    164,956  DOW CHEMICAL COMPANY                                                                                     8,223,057
    172,469  DU PONT (E.I.) DE NEMOURS & COMPANY                                                                      8,837,311
     13,480  EASTMAN CHEMICAL COMPANY<<                                                                                 795,320
     38,197  ECOLAB INCORPORATED                                                                                      1,262,411
    195,947  ELI LILLY & COMPANY                                                                                     10,208,839
     60,785  FOREST LABORATORIES INCORPORATED+<<                                                                      2,246,006

PORTFOLIO OF INVESTMENTS--                         WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
     42,877  GENZYME CORPORATION+                                                                                $    2,454,279
     74,889  GILEAD SCIENCES INCORPORATED+<<                                                                          2,681,026
    171,487  GILLETTE COMPANY                                                                                         8,656,664
      8,897  GREAT LAKES CHEMICAL CORPORATION                                                                           285,772
     27,002  HOSPIRA INCORPORATED+                                                                                      871,354
     15,324  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            605,298
     41,787  KING PHARMACEUTICALS INCORPORATED+                                                                         347,250
     43,027  MEDIMMUNE INCORPORATED+                                                                                  1,024,473
    381,967  MERCK & COMPANY INCORPORATED                                                                            12,364,272
     46,062  MONSANTO COMPANY                                                                                         2,970,999
     46,575  MYLAN LABORATORIES INCORPORATED                                                                            825,309
  1,290,605  PFIZER INCORPORATED                                                                                     33,904,193
     29,962  PPG INDUSTRIES INCORPORATED                                                                              2,142,882
     55,831  PRAXAIR INCORPORATED<<                                                                                   2,672,072
    436,377  PROCTER & GAMBLE COMPANY<<                                                                              23,127,981
     33,633  ROHM & HAAS COMPANY                                                                                      1,614,384
    255,153  SCHERING-PLOUGH CORPORATION<<                                                                            4,631,027
     11,909  SIGMA-ALDRICH CORPORATION<<                                                                                729,426
    231,121  WYETH                                                                                                    9,748,684

                                                                                                                    194,108,876
                                                                                                                 --------------

COMMUNICATIONS - 4.02%
     52,335  ALLTEL CORPORATION<<                                                                                     2,870,575
    138,450  AT&T CORPORATION                                                                                         2,595,937
     83,036  AVAYA INCORPORATED+<<                                                                                      969,860
    316,837  BELLSOUTH CORPORATION<<                                                                                  8,329,645
     23,279  CENTURYTEL INCORPORATED<<                                                                                  764,482
     91,176  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                3,142,837
    382,662  COMCAST CORPORATION CLASS A+                                                                            12,926,322
    194,910  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                              5,539,342
    289,114  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                       1,069,722
    571,456  SBC COMMUNICATIONS INCORPORATED                                                                         13,537,793
    255,678  SPRINT CORPORATION-FON GROUP                                                                             5,816,674
     50,491  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                         1,398,096
    479,171  VERIZON COMMUNICATIONS INCORPORATED                                                                     17,010,571

                                                                                                                     75,971,856
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.09%
     61,428  AMSOUTH BANCORPORATION                                                                                   1,594,057
    701,232  BANK OF AMERICA CORPORATION                                                                             30,924,331
    134,659  BANK OF NEW YORK COMPANY INCORPORATED                                                                    3,911,844
     94,876  BB&T CORPORATION<<                                                                                       3,707,754
    903,926  CITIGROUP INCORPORATED                                                                                  40,622,434
     29,442  COMERICA INCORPORATED                                                                                    1,621,665
     21,375  COMPASS BANCSHARES INCORPORATED                                                                            970,425
     89,969  FIFTH THIRD BANCORP                                                                                      3,866,868
     21,299  FIRST HORIZON NATIONAL CORPORATION                                                                         868,786
     48,849  GOLDEN WEST FINANCIAL CORPORATION                                                                        2,955,364

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
     40,108  HUNTINGTON BANCSHARES INCORPORATED<<                                                                $      958,581
    614,749  JP MORGAN CHASE & COMPANY                                                                               21,270,315
     70,288  KEYCORP<<                                                                                                2,280,846
     17,012  M&T BANK CORPORATION<<                                                                                   1,736,245
     35,945  MARSHALL & ILSLEY CORPORATION                                                                            1,500,704
     73,306  MELLON FINANCIAL CORPORATION<<                                                                           2,092,153
    102,794  NATIONAL CITY CORPORATION<<                                                                              3,443,599
     81,416  NORTH FORK BANCORPORATION INCORPORATED                                                                   2,258,480
     35,184  NORTHERN TRUST CORPORATION                                                                               1,528,393
     48,893  PNC FINANCIAL SERVICES GROUP                                                                             2,517,012
     80,369  REGIONS FINANCIAL CORPORATION<<                                                                          2,603,956
     64,833  SOVEREIGN BANCORP INCORPORATED                                                                           1,436,699
     57,697  STATE STREET CORPORATION                                                                                 2,522,513
     58,674  SUNTRUST BANKS INCORPORATED<<                                                                            4,228,635
     53,774  SYNOVUS FINANCIAL CORPORATION                                                                            1,498,144
    320,611  US BANCORP                                                                                               9,240,009
    274,275  WACHOVIA CORPORATION<<                                                                                  13,963,340
    151,061  WASHINGTON MUTUAL INCORPORATED<<                                                                         5,966,910
    293,348  WELLS FARGO & COMPANY++                                                                                 17,542,210
     15,543  ZIONS BANCORPORATION<<                                                                                   1,072,778

                                                                                                                    190,705,050
                                                                                                                 --------------

EATING & DRINKING PLACES - 0.58%
     25,558  DARDEN RESTAURANTS INCORPORATED                                                                            784,119
    220,061  MCDONALD'S CORPORATION                                                                                   6,852,700
     19,716  WENDY'S INTERNATIONAL INCORPORATED<<                                                                       769,713
     50,405  YUM! BRANDS INCORPORATED<<                                                                               2,611,483

                                                                                                                     11,018,015
                                                                                                                 --------------

EDUCATIONAL SERVICES - 0.11%
     28,666  APOLLO GROUP INCORPORATED CLASS A+                                                                       2,123,004
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.61%
    112,235  AES CORPORATION+<<                                                                                       1,838,409
     23,781  ALLEGHENY ENERGY INCORPORATED+<<                                                                           491,315
     46,942  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                    343,146
     33,785  AMEREN CORPORATION<<                                                                                     1,655,803
     66,316  AMERICAN ELECTRIC POWER COMPANY INCORPORATED<<                                                           2,258,723
     92,428  CALPINE CORPORATION+<<                                                                                     258,798
     50,054  CENTERPOINT ENERGY INCORPORATED                                                                            602,150
     33,110  CINERGY CORPORATION                                                                                      1,341,617
     58,029  CITIZENS COMMUNICATIONS COMPANY                                                                            750,895
     37,273  CMS ENERGY CORPORATION+<<                                                                                  486,040
     41,961  CONSOLIDATED EDISON INCORPORATED                                                                         1,769,915
     30,592  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  1,581,606
     58,918  DOMINION RESOURCES INCORPORATED<<                                                                        4,385,267
     30,092  DTE ENERGY COMPANY                                                                                       1,368,584
    162,255  DUKE ENERGY CORPORATION<<                                                                                4,544,763

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
     57,287  DYNEGY INCORPORATED CLASS A+<<                                                                      $      223,992
     56,361  EDISON INTERNATIONAL                                                                                     1,956,854
    111,265  EL PASO CORPORATION                                                                                      1,177,184
     36,871  ENTERGY CORPORATION                                                                                      2,605,305
    115,003  EXELON CORPORATION                                                                                       5,277,488
     57,057  FIRSTENERGY CORPORATION                                                                                  2,393,541
     67,670  FPL GROUP INCORPORATED                                                                                   2,716,951
     27,819  KEYSPAN CORPORATION                                                                                      1,084,106
     18,999  KINDER MORGAN INCORPORATED<<                                                                             1,438,224
      7,631  NICOR INCORPORATED                                                                                         283,034
     46,922  NISOURCE INCORPORATED                                                                                    1,069,352
      6,558  PEOPLES ENERGY CORPORATION                                                                                 274,911
     62,400  PG&E CORPORATION                                                                                         2,127,840
     15,840  PINNACLE WEST CAPITAL CORPORATION<<                                                                        673,358
     32,716  PPL CORPORATION                                                                                          1,766,337
     42,736  PROGRESS ENERGY INCORPORATED                                                                             1,792,775
     41,231  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             2,242,554
     41,171  SEMPRA ENERGY                                                                                            1,640,253
    128,501  SOUTHERN COMPANY<<                                                                                       4,090,187
     35,726  TECO ENERGY INCORPORATED<<                                                                                 560,184
     41,555  TXU CORPORATION<<                                                                                        3,309,025
     98,340  WASTE MANAGEMENT INCORPORATED                                                                            2,837,095
     98,639  WILLIAMS COMPANIES INCORPORATED                                                                          1,855,400
     69,351  XCEL ENERGY INCORPORATED                                                                                 1,191,450

                                                                                                                     68,264,431
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.29%
    140,253  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                     279,103
     68,148  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   1,098,546
     64,403  ALTERA CORPORATION+                                                                                      1,273,891
     31,101  AMERICAN POWER CONVERSION CORPORATION                                                                      812,047
     64,440  ANALOG DEVICES INCORPORATED                                                                              2,328,862
     27,850  ANDREW CORPORATION+                                                                                        326,124
     53,294  APPLIED MICRO CIRCUITS CORPORATION+                                                                        175,337
     50,313  BROADCOM CORPORATION CLASS A+<<                                                                          1,505,365
     98,991  CIENA CORPORATION+                                                                                         170,265
  1,118,188  CISCO SYSTEMS INCORPORATED+                                                                             20,004,383
     34,191  COMVERSE TECHNOLOGY INCORPORATED+                                                                          862,297
     16,029  COOPER INDUSTRIES LIMITED CLASS A                                                                        1,146,394
     72,538  EMERSON ELECTRIC COMPANY                                                                                 4,709,892
     69,465  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            1,198,271
  1,833,536  GENERAL ELECTRIC COMPANY                                                                                66,117,308
  1,077,198  INTEL CORPORATION                                                                                       25,023,310
     31,749  JABIL CIRCUIT INCORPORATED+<<                                                                              905,482
    249,913  JDS UNIPHASE CORPORATION+<<                                                                                417,355
     34,000  KLA-TENCOR CORPORATION+<<                                                                                1,564,340
     19,920  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 1,414,718
     53,120  LINEAR TECHNOLOGY CORPORATION                                                                            2,035,027

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     66,588  LSI LOGIC CORPORATION+                                                                              $      372,227
    766,502  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                      2,107,881
     56,517  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   2,309,850
     13,753  MAYTAG CORPORATION<<                                                                                       192,129
    106,185  MICRON TECHNOLOGY INCORPORATED+<<                                                                        1,097,953
     29,008  MOLEX INCORPORATED                                                                                         764,651
    424,134  MOTOROLA INCORPORATED                                                                                    6,349,286
     61,463  NATIONAL SEMICONDUCTOR CORPORATION                                                                       1,266,752
     63,338  NETWORK APPLIANCE INCORPORATED+<<                                                                        1,751,929
     24,182  NOVELLUS SYSTEMS INCORPORATED+<<                                                                           646,385
     28,752  NVIDIA CORPORATION+                                                                                        683,148
     31,099  PMC-SIERRA INCORPORATED+                                                                                   273,671
     15,888  QLOGIC CORPORATION+                                                                                        643,464
    284,702  QUALCOMM INCORPORATED                                                                                   10,434,328
     30,858  ROCKWELL COLLINS INCORPORATED                                                                            1,468,532
     90,545  SANMINA-SCI CORPORATION+                                                                                   472,645
     26,304  SCIENTIFIC-ATLANTA INCORPORATED                                                                            742,299
     79,919  TELLABS INCORPORATED+                                                                                      583,409
    297,766  TEXAS INSTRUMENTS INCORPORATED                                                                           7,590,055
     11,565  WHIRLPOOL CORPORATION<<                                                                                    783,297
     60,289  XILINX INCORPORATED<<                                                                                    1,762,247

                                                                                                                    175,664,455
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.34%
     14,800  FLUOR CORPORATION                                                                                          820,364
     23,729  MOODY'S CORPORATION<<                                                                                    1,918,727
     61,521  PAYCHEX INCORPORATED                                                                                     2,019,119
     15,790  QUEST DIAGNOSTICS INCORPORATED                                                                           1,660,003

                                                                                                                      6,418,213
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.39%
     19,019  BALL CORPORATION                                                                                           788,908
     25,063  FORTUNE BRANDS INCORPORATED                                                                              2,020,830
     47,523  ILLINOIS TOOL WORKS INCORPORATED                                                                         4,254,734
     10,022  SNAP-ON INCORPORATED                                                                                       318,599

                                                                                                                      7,383,071
                                                                                                                 --------------

FINANCIAL SERVICES - 0.03%
     40,875  JANUS CAPITAL GROUP INCORPORATED                                                                           570,206
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 3.42%
    134,404  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    6,369,406
    107,798  ARCHER-DANIELS-MIDLAND COMPANY<<                                                                         2,649,675
     56,328  CAMPBELL SOUP COMPANY                                                                                    1,634,639
    391,902  COCA-COLA COMPANY                                                                                       16,330,556
     61,016  COCA-COLA ENTERPRISES INCORPORATED                                                                       1,252,048
     89,175  CONAGRA FOODS INCORPORATED<<                                                                             2,409,508
     63,154  GENERAL MILLS INCORPORATED                                                                               3,104,019
     19,368  HERCULES INCORPORATED+<<                                                                                   280,449

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
     37,845  HERSHEY FOODS CORPORATION                                                                           $    2,288,109
     60,556  HJ HEINZ COMPANY                                                                                         2,230,883
     60,714  KELLOGG COMPANY                                                                                          2,627,095
     23,489  MCCORMICK & COMPANY INCORPORATED                                                                           808,726
     13,905  MOLSON COORS BREWING COMPANY                                                                             1,073,049
     34,203  PEPSI BOTTLING GROUP INCORPORATED<<                                                                        952,554
    290,304  PEPSICO INCORPORATED                                                                                    15,394,821
    136,544  SARA LEE CORPORATION                                                                                     3,025,815
     33,834  WM. WRIGLEY JR. COMPANY                                                                                  2,218,495

                                                                                                                     64,649,847
                                                                                                                 --------------

FOOD STORES - 0.37%
     63,669  ALBERTSON'S INCORPORATED<<                                                                               1,314,765
    126,657  KROGER COMPANY+<<                                                                                        2,030,312
     69,132  STARBUCKS CORPORATION+                                                                                   3,571,359

                                                                                                                      6,916,436
                                                                                                                 --------------

FORESTRY - 0.15%
     41,990  WEYERHAEUSER COMPANY                                                                                     2,876,315
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.25%
     33,013  LEGGETT & PLATT INCORPORATED                                                                               953,415
     77,498  MASCO CORPORATION                                                                                        2,686,856
     47,537  NEWELL RUBBERMAID INCORPORATED                                                                           1,042,962

                                                                                                                      4,683,233
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 2.64%
     19,524  BIG LOTS INCORPORATED+<<                                                                                   234,678
     52,148  DOLLAR GENERAL CORPORATION                                                                               1,142,563
     29,011  FAMILY DOLLAR STORES INCORPORATED<<                                                                        880,774
     29,270  FEDERATED DEPARTMENT STORES INCORPORATED<<                                                               1,862,743
     49,406  JC PENNEY COMPANY INCORPORATED                                                                           2,565,160
     50,510  MAY DEPARTMENT STORES COMPANY                                                                            1,869,880
     16,602  SEARS HOLDINGS CORPORATION+<<                                                                            2,210,888
    154,898  TARGET CORPORATION                                                                                       7,747,998
     83,358  TJX COMPANIES INCORPORATED<<                                                                             2,053,108
    586,066  WAL-MART STORES INCORPORATED                                                                            29,367,767

                                                                                                                     49,935,559
                                                                                                                 --------------

HEALTH SERVICES - 0.60%
     79,053  CAREMARK RX INCORPORATED+                                                                                3,144,728
     71,212  HCA INCORPORATED                                                                                         3,814,827
     42,209  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                     1,105,032
     23,361  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              1,126,000
     14,909  MANOR CARE INCORPORATED                                                                                    542,091
     81,014  TENET HEALTHCARE CORPORATION+<<                                                                            934,091
     18,942  WATSON PHARMACEUTICALS INCORPORATED+                                                                       582,088

                                                                                                                     11,248,857
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES - 0.54%
     16,546  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                 $      615,511
     34,560  ARCHSTONE-SMITH TRUST                                                                                    1,178,842
     69,756  EQUITY OFFICE PROPERTIES TRUST                                                                           2,101,749
     48,915  EQUITY RESIDENTIAL                                                                                       1,575,552
     31,796  PLUM CREEK TIMBER COMPANY                                                                                1,135,117
     31,812  PROLOGIS                                                                                                 1,180,225
     38,259  SIMON PROPERTY GROUP INCORPORATED<<                                                                      2,317,730

                                                                                                                     10,104,726
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.31%
     52,347  BED BATH & BEYOND INCORPORATED+                                                                          1,912,759
     51,645  BEST BUY COMPANY INCORPORATED<<                                                                          2,789,347
     33,088  CIRCUIT CITY STORES INCORPORATED                                                                           531,062
     27,413  RADIO SHACK CORPORATION                                                                                    671,619

                                                                                                                      5,904,787
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.32%
     66,551  HILTON HOTELS CORPORATION<<                                                                              1,487,415
     34,759  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              2,323,987
     36,754  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                       2,206,342

                                                                                                                      6,017,744
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.74%
    133,620  3M COMPANY                                                                                              11,449,898
     31,169  AMERICAN STANDARD COMPANIES INCORPORATED<<                                                               1,448,735
    141,361  APPLE COMPUTER INCORPORATED+<<                                                                           5,890,513
    288,514  APPLIED MATERIALS INCORPORATED+<<                                                                        4,688,352
     58,502  BAKER HUGHES INCORPORATED<<                                                                              2,602,754
     13,877  BLACK & DECKER CORPORATION<<                                                                             1,096,144
     59,324  CATERPILLAR INCORPORATED                                                                                 5,424,587
      7,401  CUMMINS INCORPORATED<<                                                                                     520,660
     42,706  DEERE & COMPANY                                                                                          2,866,854
    425,379  DELL INCORPORATED+                                                                                      16,343,061
     35,237  DOVER CORPORATION                                                                                        1,331,606
     26,449  EATON CORPORATION                                                                                        1,729,765
    416,126  EMC CORPORATION+                                                                                         5,126,672
     51,713  GATEWAY INCORPORATED+                                                                                      208,403
    500,897  HEWLETT-PACKARD COMPANY                                                                                 10,989,680
     29,981  INGERSOLL-RAND COMPANY CLASS A                                                                           2,387,987
    282,425  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             25,807,997
     21,904  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                    1,751,663
     29,026  NATIONAL-OILWELL INCORPORATED+                                                                           1,355,514
     21,450  PALL CORPORATION                                                                                           581,724
     20,788  PARKER HANNIFIN CORPORATION                                                                              1,266,405
     39,932  PITNEY BOWES INCORPORATED                                                                                1,801,732
    167,982  SOLECTRON CORPORATION+                                                                                     582,898

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
     13,005  STANLEY WORKS<<                                                                                     $      588,736
     41,974  SYMBOL TECHNOLOGIES INCORPORATED                                                                           608,203

                                                                                                                    108,450,543
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
     54,743  AON CORPORATION<<                                                                                        1,250,330
     27,819  HUMANA INCORPORATED+                                                                                       888,539
     23,616  JEFFERSON-PILOT CORPORATION                                                                              1,158,365
     91,497  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  2,783,339
     51,474  UNUMPROVIDENT CORPORATION<<                                                                                876,087

                                                                                                                      6,956,660
                                                                                                                 --------------

INSURANCE CARRIERS - 5.15%
     49,162  ACE LIMITED                                                                                              2,028,916
     50,921  AETNA INCORPORATED                                                                                       3,816,529
     86,815  AFLAC INCORPORATED<<                                                                                     3,234,727
    117,494  ALLSTATE CORPORATION                                                                                     6,351,726
     18,798  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                     1,405,150
    450,560  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               24,965,530
     33,137  CHUBB CORPORATION<<                                                                                      2,626,770
     22,757  CIGNA CORPORATION<<                                                                                      2,032,200
     27,485  CINCINNATI FINANCIAL CORPORATION                                                                         1,198,621
     51,154  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                                         3,507,118
     30,159  LINCOLN NATIONAL CORPORATION                                                                             1,361,377
     27,614  LOEWS CORPORATION                                                                                        2,030,734
     24,343  MBIA INCORPORATED<<                                                                                      1,272,652
    126,787  METLIFE INCORPORATED                                                                                     4,957,372
     16,741  MGIC INVESTMENT CORPORATION<<                                                                            1,032,417
     51,815  PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                                 1,994,359
     34,632  PROGRESSIVE CORPORATION<<                                                                                3,177,832
     90,645  PRUDENTIAL FINANCIAL INCORPORATED                                                                        5,203,023
     21,999  SAFECO CORPORATION                                                                                       1,071,571
    115,809  ST. PAUL COMPANIES INCORPORATED                                                                          4,253,665
     18,701  TORCHMARK CORPORATION                                                                                      976,192
    110,968  UNITEDHEALTH GROUP INCORPORATED                                                                         10,584,128
     52,759  WELLPOINT INCORPORATED+                                                                                  6,613,341
     24,050  XL CAPITAL LIMITED CLASS A<<                                                                             1,740,498

                                                                                                                     97,436,448
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.10%
     33,074  COACH INCORPORATED+                                                                                      1,872,981
                                                                                                                 --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
     44,949  GEORGIA-PACIFIC CORPORATION                                                                              1,595,240
     19,160  LOUISIANA-PACIFIC CORPORATION<<                                                                            481,682

                                                                                                                      2,076,922
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.99%
     74,769  AGILENT TECHNOLOGIES INCORPORATED+                                                                  $    1,659,872
     22,766  ALLERGAN INCORPORATED<<                                                                                  1,581,554
     33,962  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                               670,410
      9,280  BAUSCH & LOMB INCORPORATED                                                                                 680,224
    107,201  BAXTER INTERNATIONAL INCORPORATED                                                                        3,642,690
     43,751  BECTON DICKINSON & COMPANY                                                                               2,555,933
     43,710  BIOMET INCORPORATED                                                                                      1,586,673
    131,476  BOSTON SCIENTIFIC CORPORATION+                                                                           3,850,932
     18,117  C.R. BARD INCORPORATED<<                                                                                 1,233,405
     47,604  DANAHER CORPORATION                                                                                      2,542,530
     49,592  EASTMAN KODAK COMPANY                                                                                    1,614,220
     20,289  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                          1,154,850
     55,805  GUIDANT CORPORATION<<                                                                                    4,123,989
    209,233  MEDTRONIC INCORPORATED                                                                                  10,660,421
      8,602  MILLIPORE CORPORATION+                                                                                     373,327
     22,408  PERKINELMER INCORPORATED                                                                                   462,277
     78,380  RAYTHEON COMPANY                                                                                         3,033,306
     30,266  ROCKWELL AUTOMATION INCORPORATED                                                                         1,714,266
     62,431  ST. JUDE MEDICAL INCORPORATED+                                                                           2,247,516
     64,818  STRYKER CORPORATION<<                                                                                    2,891,531
     15,460  TEKTRONIX INCORPORATED                                                                                     379,234
     33,591  TERADYNE INCORPORATED+<<                                                                                   490,429
     27,669  THERMO ELECTRON CORPORATION+                                                                               699,749
     20,903  WATERS CORPORATION+                                                                                        748,118
    165,614  XEROX CORPORATION+<<                                                                                     2,509,052
     42,674  ZIMMER HOLDINGS INCORPORATED+<<                                                                          3,320,464

                                                                                                                     56,426,972
                                                                                                                 --------------

METAL MINING - 0.33%
     30,963  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    1,226,444
     76,790  NEWMONT MINING CORPORATION                                                                               3,244,378
     16,721  PHELPS DODGE CORPORATION<<                                                                               1,701,027

                                                                                                                      6,171,849
                                                                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
     17,803  VULCAN MATERIALS COMPANY<<                                                                               1,011,744
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.61%
     28,873  HASBRO INCORPORATED                                                                                        590,453
    514,409  JOHNSON & JOHNSON<<                                                                                     34,547,708
     72,081  MATTEL INCORPORATED                                                                                      1,538,929
     25,169  TIFFANY & COMPANY                                                                                          868,834
    348,261  TYCO INTERNATIONAL LIMITED                                                                              11,771,222

                                                                                                                     49,317,146
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.13%
     81,712  COSTCO WHOLESALE CORPORATION<<                                                                           3,610,036
     69,206  CVS CORPORATION<<                                                                                        3,641,620
     12,218  DILLARDS INCORPORATED CLASS A                                                                              328,664

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MISCELLANEOUS RETAIL (CONTINUED)
     13,161  EXPRESS SCRIPTS INCORPORATED+<<                                                                     $    1,147,508
     54,106  OFFICE DEPOT INCORPORATED+                                                                               1,200,071
     85,673  STAPLES INCORPORATED<<                                                                                   2,692,702
     37,202  TOYS R US INCORPORATED+                                                                                    958,323
    176,687  WALGREEN COMPANY<<                                                                                       7,848,437

                                                                                                                     21,427,361
                                                                                                                 --------------

MOTION PICTURES - 1.72%
    498,737  NEWS CORPORATION CLASS A<<                                                                               8,438,630
    795,034  TIME WARNER INCORPORATED+                                                                               13,952,847
    354,172  WALT DISNEY COMPANY<<                                                                                   10,175,361

                                                                                                                     32,566,838
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.75%
    193,612  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                            14,083,337
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.38%
    202,936  AMERICAN EXPRESS COMPANY                                                                                10,424,822
     42,759  CAPITAL ONE FINANCIAL CORPORATION                                                                        3,197,091
     36,474  CIT GROUP INCORPORATED                                                                                   1,386,012
    100,405  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      3,259,146
    167,436  FANNIE MAE<<                                                                                             9,116,890
    119,016  FREDDIE MAC                                                                                              7,521,811
    221,023  MBNA CORPORATION                                                                                         5,426,115
     50,705  PROVIDIAN FINANCIAL CORPORATION+<<                                                                         870,098
     74,355  SLM CORPORATION                                                                                          3,705,853

                                                                                                                     44,907,838
                                                                                                                 --------------

OIL & GAS EXTRACTION - 2.46%
     40,969  ANADARKO PETROLEUM CORPORATION                                                                           3,117,741
     56,475  APACHE CORPORATION                                                                                       3,457,964
     28,103  BJ SERVICES COMPANY<<                                                                                    1,457,984
     66,930  BURLINGTON RESOURCES INCORPORATED                                                                        3,351,185
     82,934  DEVON ENERGY CORPORATION                                                                                 3,960,098
     41,341  EOG RESOURCES INCORPORATED<<                                                                             2,014,960
     87,265  HALLIBURTON COMPANY                                                                                      3,774,211
     28,235  KERR-MCGEE CORPORATION                                                                                   2,211,648
     24,495  NABORS INDUSTRIES LIMITED+                                                                               1,448,634
     23,451  NOBLE CORPORATION<<                                                                                      1,318,181
     68,716  OCCIDENTAL PETROLEUM CORPORATION                                                                         4,890,518
     18,550  ROWAN COMPANIES INCORPORATED+<<                                                                            555,202
    101,992  SCHLUMBERGER LIMITED<<                                                                                   7,188,396
     55,558  TRANSOCEAN INCORPORATED+                                                                                 2,859,015
     46,805  UNOCAL CORPORATION                                                                                       2,887,400
     60,094  XTO ENERGY INCORPORATED                                                                                  1,973,487

                                                                                                                     46,466,624
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PAPER & ALLIED PRODUCTS - 0.64%
     18,518  BEMIS COMPANY INCORPORATED                                                                          $      576,280
     84,820  INTERNATIONAL PAPER COMPANY                                                                              3,120,528
     83,254  KIMBERLY-CLARK CORPORATION                                                                               5,472,285
     35,056  MEADWESTVACO CORPORATION<<                                                                               1,115,482
     16,166  OFFICEMAX INCORPORATED                                                                                     541,561
     25,676  PACTIV CORPORATION+                                                                                        599,535
      9,897  TEMPLE-INLAND INCORPORATED                                                                                 718,027

                                                                                                                     12,143,698
                                                                                                                 --------------

PERSONAL SERVICES - 0.13%
     25,844  CINTAS CORPORATION                                                                                       1,067,616
     28,587  H & R BLOCK INCORPORATED<<                                                                               1,445,930

                                                                                                                      2,513,546
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.80%
     14,745  AMERADA HESS CORPORATION<<                                                                               1,418,616
     11,472  ASHLAND INCORPORATED<<                                                                                     774,016
    364,043  CHEVRONTEXACO CORPORATION<<                                                                             21,227,347
    120,367  CONOCOPHILLIPS                                                                                          12,980,377
  1,104,592  EXXONMOBIL CORPORATION                                                                                  65,833,683
     60,029  MARATHON OIL CORPORATION                                                                                 2,816,561
     11,999  SUNOCO INCORPORATED<<                                                                                    1,242,137
     44,396  VALERO ENERGY CORPORATION<<                                                                              3,252,895

                                                                                                                    109,545,632
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.43%
    150,762  ALCOA INCORPORATED                                                                                       4,581,657
     15,484  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        373,319
     21,136  ENGELHARD CORPORATION                                                                                      634,714
     27,638  NUCOR CORPORATION                                                                                        1,590,844
     19,748  UNITED STATES STEEL CORPORATION<<                                                                        1,004,186

                                                                                                                      8,184,720
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.19%
     12,211  DOW JONES & COMPANY INCORPORATED<<                                                                         456,325
     43,449  GANNETT COMPANY INCORPORATED                                                                             3,435,947
     13,060  KNIGHT-RIDDER INCORPORATED<<                                                                               878,285
     32,945  MCGRAW-HILL COMPANIES INCORPORATED                                                                       2,874,451
      7,867  MEREDITH CORPORATION                                                                                       367,782
     25,217  NEW YORK TIMES COMPANY CLASS A<<                                                                           922,438
     37,261  RR DONNELLEY & SONS COMPANY                                                                              1,178,193
     51,597  TRIBUNE COMPANY<<                                                                                        2,057,172
    294,950  VIACOM INCORPORATED CLASS B                                                                             10,273,109

                                                                                                                     22,443,702
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
RAILROAD TRANSPORTATION - 0.57%
     65,452  BURLINGTON NORTHERN SANTA FE CORPORATION                                                            $    3,529,827
     37,299  CSX CORPORATION                                                                                          1,553,503
     69,243  NORFOLK SOUTHERN CORPORATION                                                                             2,565,453
     45,149  UNION PACIFIC CORPORATION                                                                                3,146,885

                                                                                                                     10,795,668
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
     12,138  COOPER TIRE & RUBBER COMPANY<<                                                                             222,854
     30,407  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                          405,933
      9,691  REEBOK INTERNATIONAL LIMITED<<                                                                             429,311
     14,455  SEALED AIR CORPORATION+                                                                                    750,793

                                                                                                                      1,808,891
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.22%
     19,598  BEAR STEARNS COMPANIES INCORPORATED<<                                                                    1,957,840
    198,587  CHARLES SCHWAB CORPORATION                                                                               2,087,149
     64,116  E*TRADE FINANCIAL CORPORATION+                                                                             769,392
     16,458  FEDERATED INVESTORS INCORPORATED CLASS B                                                                   465,926
     34,217  FRANKLIN RESOURCES INCORPORATED                                                                          2,348,997
     77,457  GOLDMAN SACHS GROUP INCORPORATED                                                                         8,519,496
     47,749  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    4,496,046
    161,020  MERRILL LYNCH & COMPANY INCORPORATED                                                                     9,113,732
    192,489  MORGAN STANLEY                                                                                          11,019,995
     21,410  T ROWE PRICE GROUP INCORPORATED                                                                          1,271,326

                                                                                                                     42,049,899
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.14%
    243,866  CORNING INCORPORATED+                                                                                    2,714,229
                                                                                                                 --------------

TOBACCO PRODUCTS - 1.40%
    357,846  ALTRIA GROUP INCORPORATED                                                                               23,399,550
     20,143  REYNOLDS AMERICAN INCORPORATED<<                                                                         1,623,324
     28,597  UST INCORPORATED                                                                                         1,478,465

                                                                                                                     26,501,339
                                                                                                                 --------------

TRANSPORTATION BY AIR - 0.36%
     24,188  DELTA AIR LINES INCORPORATED+<<                                                                             97,961
     52,124  FEDEX CORPORATION                                                                                        4,897,050
    127,448  SOUTHWEST AIRLINES COMPANY                                                                               1,814,860

                                                                                                                      6,809,871
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.90%
    143,999  BOEING COMPANY                                                                                           8,418,181
     16,761  BRUNSWICK CORPORATION<<                                                                                    785,253
     25,975  DANA CORPORATION                                                                                           332,220
     97,079  DELPHI CORPORATION                                                                                         434,914
    316,724  FORD MOTOR COMPANY<<                                                                                     3,588,483
     34,620  GENERAL DYNAMICS CORPORATION                                                                             3,706,071

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
     97,708  GENERAL MOTORS CORPORATION<<                                                                        $    2,871,638
     30,224  GENUINE PARTS COMPANY<<                                                                                  1,314,442
     20,771  GOODRICH CORPORATION                                                                                       795,322
     50,507  HARLEY-DAVIDSON INCORPORATED<<                                                                           2,917,284
    147,173  HONEYWELL INTERNATIONAL INCORPORATED                                                                     5,476,307
     15,963  ITT INDUSTRIES INCORPORATED                                                                              1,440,501
     33,070  JOHNSON CONTROLS INCORPORATED                                                                            1,843,983
     69,444  LOCKHEED MARTIN CORPORATION                                                                              4,240,251
     11,376  NAVISTAR INTERNATIONAL CORPORATION+                                                                        414,086
     62,321  NORTHROP GRUMMAN CORPORATION                                                                             3,364,088
     30,046  PACCAR INCORPORATED                                                                                      2,175,030
     23,380  TEXTRON INCORPORATED                                                                                     1,744,616
     88,599  UNITED TECHNOLOGIES CORPORATION                                                                          9,006,974

                                                                                                                     54,869,644
                                                                                                                 --------------

TRANSPORTATION SERVICES - 0.03%
     22,752  SABRE HOLDINGS CORPORATION                                                                                 497,814
                                                                                                                 --------------

WATER TRANSPORTATION - 0.25%
     91,138  CARNIVAL CORPORATION                                                                                     4,721,860
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.05%
     19,219  AMERISOURCE-BERGEN CORPORATION<<                                                                         1,101,057
     15,592  BROWN-FORMAN CORPORATION CLASS B<<                                                                         853,662
     75,008  CARDINAL HEALTH INCORPORATED                                                                             4,185,446
     51,066  MCKESSON CORPORATION<<                                                                                   1,927,741
     47,633  MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                                   2,361,168
     39,741  NIKE INCORPORATED CLASS B                                                                                3,310,823
     77,412  SAFEWAY INCORPORATED+<<                                                                                  1,434,444
     23,371  SUPERVALU INCORPORATED                                                                                     779,423
    110,177  SYSCO CORPORATION                                                                                        3,944,337

                                                                                                                     19,898,101
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
     22,408  VISTEON CORPORATION                                                                                        127,949
     14,429  W.W. GRAINGER INCORPORATED                                                                                 898,494

                                                                                                                      1,026,443
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $1,554,943,861)                                                                        1 ,871,737,298
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 14.48%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.17%
  1,681,000  EVERGREEN MONEY MARKET FUND                                                                              1,681,000
 10,546,009  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  10,546,009
  9,917,850  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          9,917,850

                                                                                                                     22,144,859
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 13.31%
$92,000,000  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT
             (MATURITY VALUE $92,007,360)                                               2.88%        04/01/2005  $   92,000,000
  3,362,000  BELFORD US CAPITAL COMPANY                                                 2.84         06/21/2005       3,362,000
  1,009,000  BETA FINANCE INCORPORATED                                                  2.86         06/02/2006       1,009,121
 11,000,000  BLUE RIDGE ASSET FUNDING CORPORATION                                       2.65         04/05/2005      10,996,590
 12,000,000  BLUE SPICE LLC                                                             2.84         04/01/2005      12,000,000
  1,681,000  CC USA INCORPORATED                                                        2.94         07/05/2005       1,681,723
  5,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.83         04/18/2005       4,993,450
  3,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.83         04/20/2005       2,995,620
  5,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          2.82         04/25/2005       4,990,750
 12,000,000  CIESCO LLC                                                                 2.84         04/01/2005      12,000,000
  4,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                                          2.74         04/06/2005       4,000,000
  5,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                                          2.75         04/07/2005       5,000,000
 13,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                           2.81         04/22/2005      12,978,940
  1,009,000  DEUTSCHE BANK NEW YORK                                                     3.03         11/10/2005       1,001,564
  8,000,000  DORADA FINANCE INCORPORATED                                                2.87         07/15/2005       8,002,240
  1,345,000  K2 (USA) LLC                                                               2.85         07/24/2006       1,345,067
 11,000,000  LEGACY CAPITAL CORPORATION LLC                                             2.82         05/17/2005      10,959,080
 10,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                      2.94         08/16/2005      10,000,000
  1,681,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                      3.07         12/23/2005       1,682,110
  3,362,000  LINKS FINANCE LLC                                                          2.80         03/15/2006       3,361,529
  2,354,000  LIQUID FUNDING LIMITED                                                     2.83         06/01/2005       2,354,000
  7,000,000  LIQUID FUNDING LIMITED                                                     2.82         12/19/2005       7,000,000
  3,362,000  MORGAN STANLEY                                                             2.95         04/22/2005       3,356,554
  1,345,000  MORGAN STANLEY                                                             2.81         08/13/2010       1,345,013
  3,362,000  NATEXIS BANQUE NEW YORK                                                    2.98         06/09/2005       3,358,100
  5,000,000  NEPTUNE FUNDING CORPORATION                                                2.84         04/29/2005       4,989,200
  3,362,000  RACERS TRUST                                                               2.85         05/20/2005       3,363,547
  3,362,000  SECURITY LIFE OF DENVER                                                    3.00         06/03/2005       3,362,000
  3,362,000  TANGO FINANCE CORPORATION                                                  2.85         10/25/2006       3,361,563
  1,681,000  TRAVELERS INSURANCE COMPANY                                                2.88         02/10/2006       1,680,966
 13,000,000  UBS FINANCE (DELAWARE) LLC                                                 2.79         04/01/2005      13,000,000

                                                                                                                    251,530,727
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $273,675,586)                                                       273,675,586
                                                                                                                 --------------

SHARES

RIGHTS - 0.00%
     32,300  SEAGATE TECHNOLOGY RIGHTS+(a)                                                                                    0

TOTAL RIGHTS (COST $0)                                                                                                        0
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
SHORT-TERM INVESTMENTS - 0.10%

US TREASURY BILLS - 0.10%
$   455,000  US TREASURY BILL^                                                          1.99%        04/07/2005  $      454,827
    435,000  US TREASURY BILL^                                                          2.00         04/07/2005         434,834
    915,000  US TREASURY BILL^#                                                         2.26         05/12/2005         912,291

                                                                                                                      1,801,952
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,802,365)                                                                        1,801,952
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,830,421,812)*                             113.59%                                                       $2,147,214,836
OTHER ASSETS AND LIABILITIES, NET                  (13.59)                                                         (256,850,631)
                                                   ------                                                        --------------

TOTAL NET ASSETS                                   100.00%                                                       $1,890,364,205
                                                   ======                                                        ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,421,815.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $82,581,083. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.50% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.03%

AUSTRALIA - 1.57%
     94,000  WESTFIELD GROUP (PROPERTIES)                                                                        $    1,175,335
     70,346  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                        1,320,179

                                                                                                                      2,495,514
                                                                                                                 --------------

BELGIUM - 1.17%
     65,100  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         1,854,864
                                                                                                                 --------------

DENMARK - 1.92%
     36,900  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                1,070,603
     35,400  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                   1,971,012

                                                                                                                      3,041,615
                                                                                                                 --------------

FINLAND - 0.31%
     14,234  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   486,565
                                                                                                                 --------------

FRANCE - 12.42%
     87,700  ALCATEL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+            1,064,091
     76,000  AXA (INSURANCE CARRIERS)                                                                                 2,024,552
     36,500  BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                              1,446,884
     35,174  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  1,226,528
     20,400  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      1,975,396
     38,400  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                       3,238,039
     56,100  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)<<                                                          1,869,685
     12,950  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       3,030,055
     11,800  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 1,700,945
     68,300  VIVENDI UNIVERSAL SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          2,092,126

                                                                                                                     19,668,301
                                                                                                                 --------------

GERMANY - 7.58%
     18,900  BAYERISCHE MOTOREN WERKE AG (TRANSPORTATION EQUIPMENT)                                                     858,723
     19,200  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                               1,569,739
    112,000  DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                                                    2,235,848
     27,000  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              2,316,646
     13,600  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              1,100,968
     46,000  METRO AG (FOOD STORES)                                                                                   2,469,258
      9,000  SAP AG (BUSINESS SERVICES)                                                                               1,450,281

                                                                                                                     12,001,463
                                                                                                                 --------------

GREECE - 0.99%
     12,256  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    414,025
     65,100  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                        1,149,375

                                                                                                                      1,563,400
                                                                                                                 --------------

HONG KONG - 3.62%
    117,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               1,038,823
    253,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                          827,174
  3,050,000  CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                       1,231,818
  2,479,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)+                                                          738,985

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HONG KONG (CONTINUED)
    124,940  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                      $    1,133,350
    150,000  TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                                             755,822

                                                                                                                      5,725,972
                                                                                                                 --------------

HUNGARY - 0.71%
     16,422  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                                   1,129,834
                                                                                                                 --------------

INDIA - 0.48%
     44,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                                                  754,160
                                                                                                                 --------------

ISRAEL - 0.78%
     40,000  TEVA PHARMECEUTICAL INDUSTRIES LIMITED (PHARMACEUTICALS)                                                 1,240,000
                                                                                                                 --------------

ITALY - 3.42%
     65,442  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,699,186
    149,800  MEDIASET SPA (COMMUNICATIONS)                                                                            2,155,452
    265,000  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        1,556,136

                                                                                                                      5,410,774
                                                                                                                 --------------

JAPAN - 20.87%
    147,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              2,482,673
     87,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)<<                                               1,061,233
    280,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,240,324
    183,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         2,020,629
      7,700  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)    1,783,717
    206,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 1,899,972
     42,100  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                      2,257,531
    221,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            1,568,414
    587,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      1,483,512
        333  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                          1,537,210
    195,000  NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                1,998,554
      1,902  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 3,192,763
     88,500  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      1,931,269
    129,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                        1,265,579
     54,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          1,410,053
    121,000  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                             1,173,552
     86,200  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      1,541,841
     23,000  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                1,548,634
     82,000  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                             1,655,600

                                                                                                                     33,053,060
                                                                                                                 --------------

NETHERLANDS - 6.60%
     94,000  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       1,587,727
     64,000  ING GROEP NV (INSURANCE CARRIERS)                                                                        1,933,033
    199,000  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                      1,666,438
     56,500  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                  3,377,857
    103,200  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             1,884,925

                                                                                                                     10,449,980
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
RUSSIA - 0.57%
     25,600  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                             $      900,864
                                                                                                                 --------------

SINGAPORE - 1.92%
     86,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                       776,253
    401,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              1,107,715
    133,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   1,160,200

                                                                                                                      3,044,168
                                                                                                                 --------------

SPAIN - 3.11%
     59,000  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                               1,460,794
    106,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             1,725,834
     96,700  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,734,866

                                                                                                                      4,921,494
                                                                                                                 --------------

SWEDEN - 2.71%
     28,600  AUTOLIV INCORPORATED (TRANSPORTATION EQUIPMENT)<<                                                        1,365,102
     71,000  SECURITAS AB (BUSINESS SERVICES)                                                                         1,134,650
    351,900  SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                                              1,786,648

                                                                                                                      4,286,400
                                                                                                                 --------------

SWITZERLAND - 6.76%
      3,400  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                        930,270
     61,000  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                2,845,868
     32,200  ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           3,451,394
     22,000  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         1,857,782
      9,200  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)+                                                       1,614,548

                                                                                                                     10,699,862
                                                                                                                 --------------

TAIWAN - 0.57%
    106,925  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                  906,724
                                                                                                                 --------------

THAILAND - 1.06%
    660,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                1,687,116
                                                                                                                 --------------

UNITED KINGDOM - 17.89%
     42,000  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            1,655,649
    129,000  AVIVA PLC (INSURANCE CARRIERS)                                                                           1,547,989
    217,500  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   2,223,623
     83,100  BHP BILLITON PLC (COAL MINING)                                                                           1,116,542
    359,000  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              1,638,386
    109,200  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      1,712,795
    349,000  EMI GROUP PLC (COMMUNICATIONS)                                                                           1,558,123
    128,700  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        2,950,149
    181,900  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              2,877,152
    856,400  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           1,832,818
     73,000  MARCONI CORPORATION PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                743,560
  8,100,000  ROLLS ROYCE GROUP CLASS B (AEROSPACE, DEFENSE)                                                              15,690
    162,000  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                                746,981
    200,045  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       1,740,852

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
    297,100  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                     $    2,666,864
     89,100  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                         1,602,947
    149,000  WPP GROUP PLC (BUSINESS SERVICES)                                                                        1,696,477

                                                                                                                     28,326,597
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $138,376,609)                                                                             153,648,727
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 4.43%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.43%
  7,012,641  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         7,012,641
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,012,641)                                                             7,012,641
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 2.87%

MUTUAL FUND - 2.87%
  4,537,042  WELLS FARGO MONEY MARKET TRUST~++                                                                        4,537,042
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,537,042)                                                                        4,537,042
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $149,926,292)*                                           104.33%                                           $  165,198,410
OTHER ASSETS AND LIABILITIES, NET                               (4.33)                                               (6,849,412)
                                                               ------                                            --------------
TOTAL NET ASSETS                                               100.00%                                           $  158,348,998
                                                               ======                                            ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,537,042.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.77%

AUSTRALIA - 0.17%
     22,707  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        $      269,889
                                                                                                                 --------------

AUSTRIA - 0.23%
      6,900  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                   360,908
                                                                                                                 --------------

BELGIUM - 4.58%
    177,700  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         5,070,035
     62,167  INBEV (FOOD & KINDRED PRODUCTS)                                                                          2,176,647

                                                                                                                      7,246,682
                                                                                                                 --------------

BRAZIL - 0.75%
        300  BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                              8,700
    197,181  TELESP CELULAR PARTICIPACOES SA ADR (COMMUNICATIONS)+                                                    1,179,142

                                                                                                                      1,187,842
                                                                                                                 --------------

CANADA - 2.80%
     42,900  CORUS ENTERTAINMENT INCORPORATED CLASS B (COMMUNICATIONS)                                                1,037,303
     33,500  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                                2,365,797
    282,100  NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                                       770,133
      3,300  RESEARCH IN MOTION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                       252,186

                                                                                                                      4,425,419
                                                                                                                 --------------

CHINA - 0.20%
     64,000  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)        321,715
                                                                                                                 --------------

CZECH REPUBLIC - 1.13%
     95,257  CESKY TELECOM AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       1,782,084
                                                                                                                 --------------

DENMARK - 0.80%
     22,700  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)<<                                                 1,263,898
                                                                                                                 --------------

FRANCE - 6.28%
      1,792  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                  329,628
     32,798  CARREFOUR SA (FOOD STORES)                                                                               1,740,599
     66,400  FRANCE TELECOM SA (COMMUNICATIONS)+                                                                      1,988,307
     94,800  JC DECAUX SA (BUSINESS SERVICES)+                                                                        2,588,035
      7,700  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    575,930
     20,953  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                                   586,683
     62,900  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                               1,544,309
     19,000  VIVENDI UNIVERSAL SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            581,997

                                                                                                                      9,935,488
                                                                                                                 --------------

GERMANY - 4.68%
     11,625  ALLIANZ AG (INSURANCE CARRIERS)                                                                          1,476,049
     78,556  BAYERISCHE VEREINSBANK AG (DEPOSITORY INSTITUTIONS)+                                                     1,921,563
     71,400  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                                                1,549,377
      7,100  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)<<                                                                 506,203
    104,200  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                 1,953,168

                                                                                                                      7,406,360
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HONG KONG - 5.16%
    119,300  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                          $    1,059,245
  1,127,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                        3,686,318
    273,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                               799,806
    122,000  COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                         265,134
     23,000  HANG LUNG GROUP LIMITED (REAL ESTATE)                                                                       40,253
    352,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                 509,985
     18,100  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                    80,527
    254,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                               499,894
    134,700  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                           1,221,884

                                                                                                                      8,163,046
                                                                                                                 --------------

ITALY - 5.16%
     72,138  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                          2,328,450
    319,505  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                               1,623,556
     68,200  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,770,797
     15,500  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                   269,039
    171,928  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                        2,179,661

                                                                                                                      8,171,503
                                                                                                                 --------------

JAPAN - 19.88%
     15,500  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                 831,157
    100,700  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     3,624,937
        196  EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                     1,052,840
        331  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)<<                                                    780,966
     61,100  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   3,059,843
         70  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                              776,835
        963  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                                767,850
      5,700  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,320,414
     83,100  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                               1,076,433
        518  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                            2,449,184
    275,000  NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                         1,374,615
     55,300  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 773,571
     22,500  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  2,868,367
     27,427  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             1,874,848
     59,700  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                       3,629,992
     12,200  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 1,380,080
    325,900  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
             TRANSPORTATION EQUIPMENT)                                                                                  586,577
    229,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       1,492,782
     33,700  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                    656,840
    206,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                              1,073,897

                                                                                                                     31,452,028
                                                                                                                 --------------

LUXEMBOURG - 0.56%
       10,986  RTI GROUP (COMMUNICATIONS)                                                                               830,256
        8,300  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                       64,051

                                                                                                                        894,307
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
MEXICO - 2.67%
     45,100  GRUPO TELEVISA SA ADR (COMMUNICATIONS)+                                                             $    2,651,880
    447,000  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                  1,568,526

                                                                                                                      4,220,406
                                                                                                                 --------------

NETHERLANDS - 2.84%
    140,357  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       2,370,729
     22,900  ASML HOLDING NV NY REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                    384,033
     57,379  ING GROEP NV (INSURANCE CARRIERS)                                                                        1,733,055

                                                                                                                      4,487,817
                                                                                                                 --------------

NORWAY - 1.05%
    185,100  TELENOR ASA (COMMUNICATIONS)                                                                             1,665,028
                                                                                                                 --------------

PORTUGAL - 0.60%
    347,571  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                     946,164
                                                                                                                 --------------

RUSSIA - 2.41%
     36,331  AFK SISTEMA GDR (BUSINESS SERVICES)                                                                        589,652
      2,632  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                          88,698
     16,800  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                        2,274,720
     55,523  SIBNEFT ADR (OIL & GAS EXTRACTION)+                                                                        866,159

                                                                                                                      3,819,229
                                                                                                                 --------------

SINGAPORE - 2.47%
    128,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                     1,155,353
     23,900  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                             157,813
    143,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                     1,030,865
  1,001,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                    1,564,489

                                                                                                                      3,908,520
                                                                                                                 --------------

SPAIN - 6.04%
     27,431  ALTADIS SA (TOBACCO PRODUCTS)<<                                                                          1,121,875
    103,326  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                             1,682,297
    109,300  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             1,330,421
     38,300  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               1,145,381
    104,698  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 2,115,865
    124,500  TELEFONICA SA (COMMUNICATIONS)<<                                                                         2,169,063

                                                                                                                      9,564,902
                                                                                                                 --------------

SWEDEN - 2.41%
     53,300  TELEFONAKTIEBOLAGET LM ERICSSON ADR (COMMUNICATIONS)+                                                    1,503,060
    822,800  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                                                2,315,649

                                                                                                                      3,818,709
                                                                                                                 --------------

SWITZERLAND - 10.96%
    135,316  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                2,336,253
     56,259  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                2,415,367
      3,638  JULIUS BAER HOLDING LIMITED AG CLASS B (DEPOSITORY INSTITUTIONS)                                         1,261,536
     13,445  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      3,678,673

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SWITZERLAND (CONTINUED)
     20,131  ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                      $    2,157,765
        500  SWISS LIFE HOLDING (INSURANCE CARRIERS)                                                                     75,164
     64,137  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         5,416,025

                                                                                                                     17,340,783
                                                                                                                 --------------

TAIWAN - 0.99%
     73,800  CHUNGHWA TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                                    1,563,822
                                                                                                                 --------------

THAILAND - 0.13%
     79,000  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                  201,943
                                                                                                                 --------------

UNITED KINGDOM - 13.82%
     86,400  ALLIED DOMECQ PLC (EATING & DRINKING PLACES)                                                               871,069
    320,370  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            3,514,460
     14,158  CARNIVAL PLC (WATER TRANSPORTATION)                                                                        777,503
    100,400  HSBC HOLDINGS PLC (HONG KONG REGISTERED) (NON-DEPOSITORY CREDIT INSTITUTIONS)                            1,596,215
  1,630,027  ITV PLC (COMMUNICATIONS)                                                                                 3,927,440
    770,132  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       4,202,345
     99,000  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   1,206,701
     37,323  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                           350,893
    688,000  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                      4,114,971
    353,092  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)+                                             1,307,822

                                                                                                                     21,869,419
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $143,442,511)                                                                             156,287,911
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 4.68%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 4.68%
  7,398,731  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         7,398,731
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,398,731)                                                             7,398,731
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 0.83%

MUTUAL FUND - 0.83%
  1,316,254  WELLS FARGO MONEY MARKET TRUST~++                                                                        1,316,254
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,316,254)                                                                        1,316,254
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $152,157,496)                                104.28%                                                       $  165,002,896
OTHER ASSETS AND LIABILITIES, NET                   (4.28)                                                           (6,773,687)
                                                   ------                                                        --------------
TOTAL NET ASSETS                                   100.00%                                                       $  158,229,209
                                                   ======                                                        ==============

 +    NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,316,254.

 ~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

 * COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 96.47%

AUSTRALIA - 5.01%
     20,187  ALUMINA LIMITED (METAL MINING)                                                                      $       91,828
     15,266  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                    84,416
     31,979  AMP LIMITED (INSURANCE CARRIERS)                                                                           174,858
      2,290  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                   17,403
      5,215  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                                41,001
     30,913  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                    492,285
      7,852  AUSTRALIAN GAS LIGHT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                    86,110
      1,934  AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)                                                       30,261
     11,622  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                      37,698
     61,032  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                            842,305
     12,662  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            85,076
      9,620  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      45,320
     16,842  BRAMBLES INDUSTRIES LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                                   103,407
     13,499  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                       54,003
     26,583  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                       32,643
      7,857  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                          52,063
      1,027  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          26,015
     19,097  COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                                  138,785
     21,648  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                   584,489
     19,747  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                             18,911
      6,200  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                                   26,862
      3,323  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                                   87,718
     14,989  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                28,477
     41,595  DB RREEF TRUST (REAL ESTATE)+                                                                               41,440
     33,730  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                           133,635
      9,994  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        16,054
     35,310  GENERAL PROPERTY TRUST (REAL ESTATE)                                                                        96,808
     10,015  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                                 20,961
      4,413  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                          19,358
      8,315  ING INDUSTRIAL FUND (REAL ESTATE)                                                                           13,100
     27,432  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                     134,318
     20,578  INVESTA PROPERTY GROUP (REAL ESTATE)                                                                        33,056
      7,729  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         35,755
     14,813  JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                                                              47,820
      2,584  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  20,355
      6,146  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                                59,807
      5,569  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                               31,182
      3,863  MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                143,293
     14,466  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                        42,454
     34,000  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                         94,530
     10,648  MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                       31,743
     13,447  MIRVAC GROUP (REAL ESTATE)                                                                                  45,798
     26,512  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  580,474
      5,617  NEWCREST MINING LIMITED (METAL MINING)                                                                      75,525
     10,517  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                 21,037
      4,604  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      64,891

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
AUSTRALIA (CONTINUED)
     13,689  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                        $       75,333
      9,534  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)+                                                        18,481
      6,868  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                                 21,747
      9,446  PATRICK CORPORATION LIMITED (BUSINESS SERVICES)                                                             42,896
        724  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                                    31,966
      2,504  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                29,762
     15,195  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                      41,660
     12,201  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                           140,306
     16,255  RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                              135,581
      5,280  RIO TINTO LIMITED (METAL MINING)<<                                                                         184,070
      9,496  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                       66,004
      4,053  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                                  37,718
     10,507  SOUTHCORP LIMITED (FOOD & KINDRED PRODUCTS)+                                                                34,325
     21,893  STOCKLAND (REAL ESTATE)                                                                                     98,743
      9,227  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                           138,459
      8,986  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                                 116,799
     36,135  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                               142,047
      4,068  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                             43,921
      9,132  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                          49,792
      6,536  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                200,598
     24,705  WESTFIELD GROUP (PROPERTIES)                                                                               308,901
     30,342  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                      445,934
     19,716  WMC RESOURCES LIMITED (METAL MINING)                                                                       121,357
      8,031  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                          150,717
     17,859  WOOLWORTHS LIMITED (FOOD STORES)                                                                           221,370

                                                                                                                      7,883,815
                                                                                                                 --------------
AUSTRIA - 0.37%
        642  BANK AUSTRIA CREDITANSTALT AG (DEPOSITORY INSTITUTIONS)                                                     63,249
        144  BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                19,648
      2,118  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                                   110,783
        199  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                  13,365
      4,533  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                             41,309
         80  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                            12,718
        252  OMV AG (OIL & GAS EXTRACTION)                                                                               80,066
        323  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                             9,986
      5,642  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                        110,437
        213  VA TECHNOLOGIE (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                            17,395
        117  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY SERVICES)                 26,542
        435  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                     33,585
      1,084  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         49,336

                                                                                                                        588,419
                                                                                                                 --------------

BELGIUM - 1.39%
      1,585  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           55,454
        224  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  18,206
        272  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                22,866

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
BELGIUM (CONTINUED)
      2,823  BELGACOM SA (COMMUNICATIONS)+                                                                       $      116,736
         16  COFINIMMO SA (REITS)                                                                                         2,582
        304  COLRUYT SA (FOOD STORES)                                                                                    47,210
        330  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                          12,568
         52  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                               12,214
      1,216  DELHAIZE GROUP (FOOD STORES)                                                                                83,307
     10,572  DEXIA (DEPOSITORY INSTITUTIONS)                                                                            251,476
        463  ELECTRABEL (ELECTRIC, GAS & SANITARY SERVICES)                                                             207,724
        396  EURONAV SA (WATER TRANSPORTATION)+                                                                          13,141
     19,755  FORTIS (DEPOSITORY INSTITUTIONS)                                                                           562,870
      1,209  GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                            110,254
      3,044  INBEV (FOOD & KINDRED PRODUCTS)                                                                            106,579
      3,145  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                                   265,199
        481  MOBISTAR SA (COMMUNICATIONS)+                                                                               42,243
        400  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                               20,627
      1,088  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                                    129,683
      1,507  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                        72,925
        409  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                          41,514

                                                                                                                      2,195,378
                                                                                                                 --------------

CAYMAN ISLANDS - 0.01%
       18,000  HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+                                                        17,194
                                                                                                                 --------------

CZECH REPUBLIC - 0.00%
           11  SOCIEDAD GENERAL DE AGUAS DE BARCELONA (TRANSPORTATION SERVICES)+                                            230
                                                                                                                 --------------

DENMARK - 0.78%
         19  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)                    176,866
        213  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        14,268
        506  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                     25,092
        413  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             21,486
        838  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                       56,719
      7,364  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                  213,656
        395  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                        30,137
        384  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                                  21,815
        523  FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+                      9,646
      3,702  GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         42,513
      1,114  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                               27,039
        840  ISS A/S (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                          68,255
        103  KOBENHAVNS LUFTHAVNE A/S (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                           24,570
        332  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                    11,496
      4,074  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                     226,834
        906  NOVOZYMES A/S (HEALTH SERVICES)                                                                             44,454
      3,148  TDS A/S (COMMUNICATIONS)                                                                                   132,689
        333  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                        24,798
      2,748  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)+                                                                                         39,685
        420  WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)+                                                                                         20,973

                                                                                                                      1,232,991
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FINLAND - 1.38%
      1,353  AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         $       24,291
      2,307  ELISA CORPORATION (COMMUNICATIONS)                                                                          39,176
      5,987  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                           116,569
        258  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      10,655
      1,127  KESKO OYJ (FOOD STORES)<<                                                                                   28,956
        611  KONE OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                                47,498
      1,657  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                        29,685
     79,384  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)              1,230,744
        172  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                               27,714
      1,353  ORION OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                     20,731
      1,438  OUTOKUMPU OYJ (METAL MINING)<<                                                                              25,706
      1,155  POHJOLA GROUP PLC (INSURANCE CARRIERS)                                                                      13,939
      1,600  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)<<                                                                21,529
      6,075  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                              88,200
     10,660  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)<<                                                                 149,654
      1,321  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                  45,156
      8,866  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)<<                                                                196,529
      1,130  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                       23,730
      1,112  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       29,393

                                                                                                                      2,169,855
                                                                                                                 --------------

FRANCE - 9.09%
      3,289  ACCOR SA (METAL MINING)                                                                                    160,990
      2,036  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                      36,606
      1,858  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                                  341,768
     20,918  ALCATEL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+              253,805
     75,945  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                            64,975
      8,222  ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                                      187,903
        930  ATOS ORIGIN (BUSINESS SERVICES)+                                                                            62,870
      1,214  AUTOROUTES DU SUD DE LA FRANCE NPV (SOCIAL SERVICES)                                                        61,579
     24,231  AXA (INSURANCE CARRIERS)                                                                                   645,486
     13,531  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                   958,569
      3,433  BOUYGUES SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                136,086
      1,063  BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                               28,455
      2,124  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                     74,065
      9,801  CARREFOUR SA (FOOD STORES)                                                                                 520,142
        558  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                                  46,908
      1,694  CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           122,423
        584  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                        41,372
      5,221  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         318,094
      2,438  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 160,230
     11,377  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                               309,264
        976  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               46,053
      1,598  EURONEXT NV (BUSINESS SERVICES)                                                                             56,862
     25,210  FRANCE TELECOM SA (COMMUNICATIONS)+                                                                        754,898
        477  GECINA SA (REAL ESTATE)                                                                                     54,475
      4,101  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                    408,011

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
FRANCE (CONTINUED)
        152  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)      $       30,600
        542  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                          40,961
        387  KLEPIERRE (REAL ESTATE)                                                                                     34,791
      5,157  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                                    412,798
      2,929  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        283,624
      2,148  LAGARDERE SCA (COMMUNICATIONS)                                                                             162,611
      4,204  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    314,443
        832  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                                    116,156
      2,861  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                                181,800
      1,150  PINAULT-PRINTEMPS-REDOUTE (APPAREL & ACCESSORY STORES)                                                     122,986
      2,169  PUBLICIS GROUPE (COMMUNICATIONS)                                                                            66,580
      3,139  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                      280,359
      2,677  SAGEM SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                        60,208
     16,575  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                       1,397,669
      3,807  SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                  298,320
        613  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             34,781
      5,683  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                 590,452
      1,989  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                             62,911
      1,542  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)<<                                                             51,391
     13,759  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   370,269
        317  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           53,009
      1,283  THALES SA (TRANSPORTATION BY AIR)                                                                           53,503
      4,011  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                   108,148
      9,718  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       2,273,828
        755  UNIBAIL (REAL ESTATE)                                                                                       89,502
      1,282  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                         57,068
      4,953  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                                   175,666
      1,248  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                   179,897
     17,317  VIVENDI UNIVERSAL SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            530,444
        611  ZODIAC SA (TRANSPORTATION BY AIR)                                                                           28,347

                                                                                                                     14,315,011
                                                                                                                 --------------

GERMANY - 6.57%
        780  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                             123,780
      5,262  ALLIANZ AG (INSURANCE CARRIERS)                                                                            668,127
      1,186  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 75,410
      8,855  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                      627,769
     11,274  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                 372,229
     10,871  BAYERISCHE VEREINSBANK AG (DEPOSITORY INSTITUTIONS)+                                                       265,916
        275  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                                  30,693
        584  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                                  47,746
      7,647  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                                                  165,940
      2,107  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  163,413
     14,699  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                              657,942
      8,328  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                                 718,443
      1,816  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                           136,536
      3,799  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)+                                                              54,762
      8,137  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                                 198,618

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
GERMANY (CONTINUED)
     46,585  DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                                               $      929,973
        629  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                             23,083
     10,640  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                912,930
        928  EPCOS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                 12,824
        601  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 48,653
        417  FRESENIUS MEDICAL CARE AG PREFERRED (HEALTH SERVICES)                                                       24,028
      1,010  HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                63,538
         77  HEIDELBERGCEMENT AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                        4,789
      1,034  HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                                    93,491
      2,274  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)+                                                      94,771
     10,859  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                                       104,166
      1,041  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<                                                            10,445
          0  LANXESS (CHEMICALS)+                                                                                             8
      1,453  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                99,826
      2,255  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            100,848
        866  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)<<                                                                  61,743
      2,511  METRO AG (FOOD STORES)                                                                                     134,789
      1,235  MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                                 17,946
      3,146  MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG (INSURANCE CARRIERS)                                          379,022
        137  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                       99,452
      1,314  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                                    24,630
        279  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)<<                                                 69,849
      7,031  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 425,179
        634  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                             33,548
      3,493  SAP AG (BUSINESS SERVICES)                                                                                 562,870
      2,795  SCHERING AG (CHEMICALS & ALLIED PRODUCTS)                                                                  185,360
     13,597  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                           1,076,049
        994  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                     19,998
      5,248  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)<<                                                               108,099
      2,348  TUI AG (TRANSPORTATION BY AIR)<<                                                                            62,000
      3,854  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                                   183,450
      1,845  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                          66,536

                                                                                                                     10,341,217
                                                                                                                 --------------

GREECE - 0.54%
      3,340  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    112,830
      1,360  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                            34,201
      1,950  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                           34,428
      3,250  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                         100,016
        980  EMPORIKI BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                        25,890
        300  FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                       8,517
        460  GERMANOS SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                                14,156
        350  HELLENIC DUTY FREE SHOPS SA (GENERAL MERCHANDISE STORES)                                                     5,626
      2,030  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                                20,315
      1,700  HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                 7,757
      4,370  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                                77,155
        796  HYATT REGENCY SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                        9,431
      1,610  INTRACOM SA (COMMUNICATIONS)                                                                                 8,056

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
GREECE (CONTINUED)
      4,540  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                $      153,603
      2,680  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                                   78,097
      2,875  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                                   52,176
      1,690  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                             48,722
      1,510  TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                         9,278
        900  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            29,843
      2,080  VIOHALCO SA (BUSINESS SERVICES)                                                                             16,609

                                                                                                                        846,706
                                                                                                                 --------------

HONG KONG - 1.55%
      3,500  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         15,078
     22,800  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                         65,628
     62,500  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   114,992
     19,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                      35,810
     26,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                 230,850
      7,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
             CONSTRUCTION CONTRACTS)                                                                                     20,104
     31,000  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                   176,474
     14,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                 95,584
     28,000  GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                                 19,027
     25,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                                  36,220
     13,100  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           173,839
     13,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                    57,837
     63,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                               123,990
     18,000  HONG KONG EXCHANGES AND CLEARING LIMITED (BUSINESS SERVICES)                                                46,503
     23,500  HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                             104,552
     10,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                             23,591
     36,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                                 305,791
     12,000  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                             23,771
     22,500  JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  20,338
      9,000  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                      19,674
      8,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                                  23,899
     28,000  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                       50,978
     25,000  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                   38,464
     38,000  NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              37,272
      2,000  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                 9,642
     57,000  PCCW LIMITED (COMMUNICATIONS)                                                                               31,973
     18,000  SCMP GROUP LIMITED (COMMUNICATIONS)                                                                          8,020
     20,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                29,233
     20,000  SINO LAND COMPANY (REAL ESTATE)                                                                             18,078
      5,500  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                                 6,065
     22,000  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                             199,565
     16,000  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                  126,676
     14,000  TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           30,964
      5,000  TELEVISION BROADCASTS LIMITED (COMMUNICATIONS)                                                              25,194
     12,000  TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                           10,078
     21,000  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                                  66,370
      9,000  YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                                   25,617

                                                                                                                      2,447,741
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
IRELAND - 0.80%
     14,706  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                    $      307,872
     16,404  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                                  258,362
      9,041  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                           236,974
      1,283  DCC PLC (BUSINESS SERVICES)                                                                                 29,837
      5,921  DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                    93,639
      7,360  EIRCOM GROUP PLC (COMMUNICATIONS)+                                                                          19,368
      6,832  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                         21,255
      5,901  FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                              17,211
      3,368  GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+                      39,773
      2,891  GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                               12,105
      8,902  INDEPENDENT NEWS AND MEDIA PLC (COMMUNICATIONS)                                                             29,311
      4,666  IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           82,865
      2,132  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                   51,543
      2,194  KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      25,938
        623  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                           27,269
     15,117  WATERFORD WEDGWOOD PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                                       745

                                                                                                                      1,254,067
                                                                                                                 --------------

ITALY - 4.05%
      8,197  ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                            107,001
      2,213  ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                              23,638
     16,438  ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                            530,581
      2,170  AUTOGRILL SPA (EATING & DRINKING PLACES)+                                                                   32,462
      4,560  AUTOSTRADE SPA (SOCIAL SERVICES)                                                                           118,045
      4,038  BANCA ANTONVENETA SPA (DEPOSITORY INSTITUTIONS)+                                                           130,861
      5,574  BANCA FIDEURAM SPA (HOLDING & OTHER INVESTMENT OFFICES)                                                     28,505
     16,513  BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                              75,883
     56,080  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                                 284,969
     18,504  BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)                                               62,245
     25,286  BANCA NAZIONALE DEL LAVORO SPA (DEPOSITORY INSTITUTIONS)+<<                                                 81,290
      6,910  BANCA POPOLARE DI MILANO SCRL (DEPOSITORY INSTITUTIONS)                                                     66,061
      5,576  BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)                                                       116,951
      6,309  BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                           117,686
      1,032  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+                9,953
      2,527  BULGARI SPA (APPAREL & ACCESSORY STORES)                                                                    30,038
     24,276  CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                                    126,426
     13,359  EDISON SPA (ELECTRIC, GAS & SANITARY SERVICES)+                                                             27,223
     62,456  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               597,495
     44,398  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,152,784
      8,842  FIAT SPA (TRANSPORTATION EQUIPMENT)+<<                                                                      64,301
      2,991  FINECOGROUP SPA (DEPOSITORY INSTITUTIONS)+                                                                  26,365
    102,937  FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                                   104,347
      3,275  GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)<<                                                         20,537
      1,343  ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    22,597
      2,339  LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                 MEDICAL & OPTICAL)                                                                                      47,997
     10,171  MEDIASET SPA (COMMUNICATIONS)                                                                              146,349
      8,038  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                   139,519
      4,147  MEDIOLANUM SPA (INSURANCE CARRIERS)                                                                         28,303

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ITALY (CONTINUED)
     43,372  PIRELLI & C SPA (TRANSPORTATION EQUIPMENT)                                                          $       53,974
      5,160  RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                                                     121,403
     17,893  SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                                                 280,196
     66,054  SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                                                    27,529
     14,619  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                                    81,392
     23,337  TELECOM ITALIA MEDIA SPA (COMMUNICATIONS)+                                                                  13,038
     99,750  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                    311,949
    140,919  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                        534,317
     20,302  TELECOM ITALIA MOBILE SPA (COMMUNICATIONS)                                                                 135,929
     17,214  TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)+                                                              45,745
      3,533  TISCALI SPA (COMMUNICATIONS)+                                                                               12,549
     75,543  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          443,604

                                                                                                                      6,382,037
                                                                                                                 --------------

JAPAN - 20.71%
      6,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                   43,477
      1,250  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   84,515
        600  ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                        12,730
      1,200  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                      91,989
     10,100  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                170,578
        500  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    33,759
        750  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                      60,011
        375  AIFUL CORPORATION W/I (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                 29,376
      2,800  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                      63,713
     10,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)<<                                                 121,981
        400  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                            16,525
      8,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                                  27,306
      3,000  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                  47,757
      6,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              36,930
      1,000  AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  11,200
      1,000  ANRITSU CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                       6,341
      1,000  AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 26,998
        400  ARIAKE JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                       9,997
      6,600  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                           85,493
     13,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)<<          136,995
     21,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      103,404
        600  ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                     19,192
        500  AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             16,134
      1,200  BANDAI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                         24,340
      9,000  BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                           56,486
     20,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                         121,981
      1,000  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                                  33,946
     11,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                   202,192
     14,400  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       772,172
        800  CAPCOM COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              7,811
      3,300  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     43,547
      3,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)           19,052

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
         17  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                             $      145,538
     12,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                77,665
     11,300  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)<<                            271,356
      4,700  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         72,190
        800  CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                18,390
      4,400  CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  42,223
        800  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              18,801
      2,000  COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                16,768
      2,400  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        86,394
      1,100  CSK CORPORATION (BUSINESS SERVICES)                                                                         45,752
     11,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             179,418
      4,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            22,009
      4,200  DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            98,312
      3,400  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               85,610
      3,000  DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                           26,718
     12,000  DAINIPPON INK AND CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                      32,789
      2,000  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      13,522
      1,500  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                      62,949
      8,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
             OPERATIVE BUILDERS)                                                                                         91,915
     20,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                   131,680
      6,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                           21,710
      9,100  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                               226,588
         27  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                     73,776
      5,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                      33,713
         58  EAST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                       311,555
      5,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  22,149
      4,200  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                        142,572
      2,400  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                              73,860
      1,000  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                     29,469
      2,500  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            156,439
        900  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 54,472
      9,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
             HOME DEALERS)                                                                                               28,369
      7,900  FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                         288,800
        600  FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         18,353
         11  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                       25,954
      6,000  FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)          26,299
      4,800  FUJISAWA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      112,357
     30,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   180,173
      9,000  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)+                                                                                         41,210
          6  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                      12,478
      6,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                34,636
      4,000  GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                     18,614
      2,000  HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                       15,593
      4,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                              25,142

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
JAPAN (CONTINUED)
        500  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                          $       51,058
      3,000  HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                          12,310
      1,000  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            19,211
      1,700  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              30,376
      1,500  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
             COMPUTER EQUIPMENT)                                                                                         20,689
     55,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   341,602
        600  HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
             COMPUTER EQUIPMENT)                                                                                         11,275
      2,900  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      58,957
     16,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                             48,494
     12,800  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     641,015
      1,400  HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                           20,211
      1,800  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         198,079
          6  INPEX CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                                 32,118
      2,800  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                         36,479
      5,000  ISHIHARA SANGYO KAISHA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                11,564
     17,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+              27,427
        500  ITO EN LIMITED (EATING & DRINKING PLACES)                                                                   24,294
      5,800  ITO-YOKADO COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          231,502
     23,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                     115,826
        500  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  16,180
        400  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                  25,105
     11,000  JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)<<                                                       32,109
          4  JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                                                            32,640
          3  JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                            23,837
         15  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                              166,465
      9,000  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                       250,956
      3,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            32,733
     12,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                                 64,571
      3,000  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               59,172
     16,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         66,101
      1,000  KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           6,901
      4,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                          33,423
        800  KANEBO LIMITED (APPAREL & ACCESSORY STORES)+                                                                11,101
      4,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            44,167
     12,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             248,624
      4,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  24,769
      9,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              206,892
        800  KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                          5,894
      1,600  KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)+%%                                                      11,698
     20,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                  34,505
      8,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                        55,208
      7,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                   43,281
      9,000  KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                             53,381
        500  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                        115,826
      2,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                              20,050
      2,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         15,649

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
     26,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                      $       88,259
     12,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    116,945
     42,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<               74,028
      1,300  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     16,573
     16,000  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   120,265
      1,000  KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               15,238
      1,400  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 31,073
      7,500  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                          75,818
      2,000  KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                       27,063
     17,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 90,684
      6,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                             53,548
      1,700  KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                            22,592
      1,900  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                29,874
      2,800  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 199,758
      6,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             45,939
      6,900  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             146,713
      1,000  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                            36,743
      2,000  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                      32,976
        500  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  30,029
      2,000  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        36,520
     22,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                    70,577
      5,300  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                                        71,224
        700  MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               20,759
     37,000  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<          545,183
      5,000  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)       43,038
      4,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                         22,456
      5,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                        24,900
        700  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 24,415
         24  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                          349,156
      6,000  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  25,739
     28,000  MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                               89,303
     18,800  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                                 243,525
     30,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   155,274
     17,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                            197,538
      6,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                  28,145
     49,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               130,234
      2,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                               22,624
     15,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)<<               35,811
      9,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                    33,237
         78  MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    676,490
     22,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                   202,910
     10,000  MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                      55,861
     10,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                18,931
     12,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               140,893
      9,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                     39,868
     15,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)<<                                                        96,382

PORTFOLIO OF INVESTMENTS --
MARCH 31, 2005 (UNAUDITED)                         WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME
JAPAN (CONTINUED)
     22,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                      $      201,679
      9,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                                89,471
      6,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                             31,335
      1,200  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                  13,395
        132  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                              624,116
      3,800  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                        203,768
      1,400  NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      18,187
     28,000  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          169,206
        600  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)<<                                                                                                27,977
          9  NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    23,081
      4,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  39,728
      3,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   31,027
        400  NICHII GAKKAN COMPANY (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            12,049
      5,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                              18,978
        800  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                           99,599
     27,000  NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                           134,962
      4,000  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         45,995
      1,700  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 185,489
          5  NIPPON BUILDING FUND INCORPORATED (REITS)                                                                   42,712
     14,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                 73,636
      2,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 11,564
      8,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                           20,815
      2,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)<<                                                25,347
     13,000  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                                  71,407
     22,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                              156,132
      5,000  NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      29,283
      6,000  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
             HOME DEALERS)                                                                                               25,403
      2,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               18,092
    106,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                        267,891
         89  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                  389,266
         15  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                             69,244
     16,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                        96,391
      4,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
             OPERATIVE BUILDERS)                                                                                         15,145
      3,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            25,879
     42,300  NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                  433,533
      3,000  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                                 31,894
     12,000  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                                  31,446
      3,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                   24,424
      1,400  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              36,622
        300  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     19,360
      2,800  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      146,750
      1,600  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                                  38,124
     31,900  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 446,237
        400  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  37,303
      8,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                      41,182

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
      7,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)            $       38,842
         21  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         72,461
        342  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                   574,093
     10,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       61,643
        100  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               19,509
     12,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                           73,300
     14,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                         78,597
      9,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                  37,937
      3,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        18,241
      4,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                            93,257
      3,600  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         78,560
      2,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
              SIMILAR MATERIALS)                                                                                         29,525
        600  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           27,753
        900  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                             58,752
      1,400  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                    178,476
     35,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                              107,712
      2,600  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        46,772
      1,450  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                99,119
      2,100  QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                                    18,409
         80  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                       69,757
     77,000  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                    154,388
     11,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                        188,753
        700  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                      17,756
      1,800  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                        173,739
        400  RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                       19,771
        500  SAIZERIYA COMPANY LIMITED (EATING & DRINKING PLACES)                                                         7,223
      2,000  SANDEN CORPORATION (TRANSPORTATION EQUIPMENT)                                                               10,016
      1,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                  13,093
      6,500  SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                       136,995
        800  SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                        38,720
      3,000  SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               16,479
     26,000  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                   80,985
      5,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                         23,408
      3,500  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                        145,575
      1,200  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                          72,965
      1,700  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         63,098
      2,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                           19,621
      7,000  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)           50,853
      8,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      85,424
      6,300  SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                  184,482
     16,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        242,022
        900  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                             23,501
        300  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                      22,969
      1,100  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       36,930
      9,000  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                        46,079
      6,200  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           234,748

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME
JAPAN (CONTINUED)
     16,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      $       91,019
      5,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                    68,917
      6,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                       79,176
     10,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            100,998
     16,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                                41,929
      2,900  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                28,126
        900  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   101,809
      2,500  SNOW BRAND MILK PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)+                                          8,253
      3,900  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                                160,757
      3,700  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                            18,219
     12,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                    125,226
     15,800  SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                                        629,171
      2,600  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   39,377
      3,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             18,717
     23,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            113,681
     15,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         128,555
     11,000  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: P
             HOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            117,047
      9,000  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  35,419
     63,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
             TRANSPORTATION EQUIPMENT)                                                                                  113,392
      9,000  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)            67,733
         74  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)<<                                   501,016
      7,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                              18,344
      6,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                 72,405
     21,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                         136,893
      3,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               26,662
        700  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             MEDICAL & OPTICAL)                                                                                          17,234
      1,300  SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                                                          21,931
      3,100  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                             157,559
     13,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        36,492
     13,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         48,736
      3,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            63,788
      2,000  TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  21,654
      3,000  TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                     21,011
      4,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    40,959
     15,200  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        724,350
      1,830  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                  123,217
      1,000  TAKUMA COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      8,319
      2,000  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   136,902
     14,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                      59,797
      3,000  TEIKOKU OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                          21,878
      2,900  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)        87,354
      1,600  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                32,304
        600  TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 23,445
     13,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                      52,495
      3,000  TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           14,772

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
JAPAN (CONTINUED)
      2,200  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                        $       35,945
      7,300  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             135,271
      1,000  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                     19,491
     19,700  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              477,665
      2,900  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                 165,243
     43,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)<<                                            173,235
      1,000  TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
             SIMILAR MATERIALS)                                                                                          10,995
     17,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                                 88,623
      6,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                        25,235
      5,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                               51,245
      9,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  98,536
     21,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)<<                                                     94,199
     50,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               208,897
      7,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                             34,599
      4,300  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    78,918
      5,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                               42,898
      2,300  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         42,705
      1,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                        15,621
      9,000  TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                              21,906
      1,100  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     19,860
      3,400  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                                    95,757
     49,200  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      1,830,719
      1,500  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           64,488
     15,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                                  30,915
         66  UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                       347,142
        700  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                          31,400
      1,000  UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        20,750
      2,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                  24,023
      2,000  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)        38,236
        380  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                        29,413
      1,000  WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                13,271
         29  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                       118,185
        600  WORLD COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             21,710
         32  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)+<<                                                              74,904
         32  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)+%%                                                              75,203
      2,000  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                     38,515
      1,300  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                               68,134
      2,800  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                         40,395
      2,800  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                     47,916
      5,300  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    179,418
      7,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                 100,140
      2,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                   18,875
      3,600  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  48,748
      3,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              22,438

                                                                                                                     32,607,296
                                                                                                                 --------------

PORTFOLIO  OF  INVESTMENTS --                      WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
LUXEMBOURG - 0.02%
      3,124  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                 $       24,108
                                                                                                                 --------------

NETHERLANDS - 4.86%
     27,531  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                             683,073
     23,838  AEGON NV (INSURANCE CARRIERS)                                                                              321,680
      4,592  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                209,650
      8,329  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                         140,683
        732  CORIO NV (REITS)                                                                                            40,925
      1,304  DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                        91,871
      4,194  EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY (TRANSPORTATION BY AIR)                                      125,369
      7,769  GETRONICS NV (BUSINESS SERVICES)+                                                                           18,027
      8,044  HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                           20,438
      4,243  HEINEKEN NV (EATING & DRINKING PLACES)                                                                     147,020
        582  IHC CALAND NV (OIL & GAS EXTRACTION)                                                                        36,968
     31,969  ING GROEP NV (INSURANCE CARRIERS)                                                                          965,580
     36,674  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                328,028
     22,391  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                 616,788
     26,464  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                        221,611
      1,489  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             23,799
      2,059  QIAGEN NV (HEALTH SERVICES)+                                                                                24,395
        753  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             33,520
     12,025  REED ELSEVIER NV (COMMUNICATIONS)                                                                          181,288
        786  RODAMCO EUROPE NV (REITS)                                                                                   58,790
     35,516  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                  2,123,327
      2,502  ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)+                                                                 102,359
      6,539  TPG NV (TRANSPORTATION SERVICES)                                                                           186,058
      9,690  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                      659,457
      2,818  VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        50,119
      4,097  VNU NV (COMMUNICATIONS)                                                                                    119,496
        349  WERELDHAVE NV (REITS)                                                                                       35,740
      4,854  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                88,657

                                                                                                                      7,654,716
                                                                                                                 --------------

NEW ZEALAND - 0.21%
      4,625  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                             26,657
      9,539  CARTER HOLT HARVEY LIMITED (PAPER & ALLIED PRODUCTS)                                                        13,371
      4,376  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                  20,239
      4,714  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                 9,962
      8,696  FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                            18,501
      7,167  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               33,862
      2,073  INDEPENDENT NEWSPAPERS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                          8,850
      2,937  NGC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                     6,416
      7,892  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                   27,629
      1,846  SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                              8,446
     33,732  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                                                145,452
        705  TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                                                    2,101

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
NEW ZEALAND (CONTINUED)
      4,703  TOWER LIMITED (BUSINESS SERVICES)+                                                                  $        5,923
      2,606  WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                                                         7,362
        372  WASTE MANAGEMENT NZ LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                     1,620

                                                                                                                        336,391
                                                                                                                 --------------

NORWAY - 0.63%
     11,614  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                              118,676
        654  FRONTLINE LIMITED (WATER TRANSPORTATION)                                                                    31,272
      2,466  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                     203,533
      1,800  NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                         35,934
      3,386  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                        123,970
        277  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                          18,250
        919  SCHIBSTED ASA (COMMUNICATIONS)                                                                              24,147
          0  SHIP FINANCE INTERNATIONAL LIMITED NY SHARES (WATER TRANSPORTATION)+                                             3
         65  SHIP FINANCE INTERNATIONAL LIMITED (WATER TRANSPORTATION)+                                                   1,280
        678  SMEDVIG ASA (OIL & GAS EXTRACTION)                                                                          12,732
     10,587  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      180,442
      3,964  STOREBRAND ASA (INSURANCE CARRIERS)                                                                         35,970
      2,116  TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+             22,123
     13,822  TELENOR ASA (COMMUNICATIONS)                                                                               124,333
      3,383  TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                              15,109
      3,400  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                                                             51,644

                                                                                                                        999,418
                                                                                                                 --------------

PORTUGAL - 0.33%
      6,482  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                      26,468
     32,443  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                      88,317
      1,543  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                           26,803
      5,989  BRISA-AUTO ESTRADAS DE PORTUGAL SA (SOCIAL SERVICES)                                                        50,540
      3,821  CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                     21,447
     34,803  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                         96,997
        716  JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)+                                                       10,906
     13,231  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                                  155,047
        699  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                            17,443
     17,058  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                                  25,650

                                                                                                                        519,618
                                                                                                                 --------------

SINGAPORE - 0.82%
      9,000  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                                    6,433
     11,000  ASCENDAS REAL ESTATE INVESTMENT TRUST (REITS)                                                               12,528
     19,000  CAPITALAND LIMITED (REAL ESTATE)                                                                            27,048
     13,000  CAPITAMALL TRUST (REITS)                                                                                    16,065
     19,000  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                     11,395
      8,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                     31,258
     29,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                 29,338
      1,000  CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         9,632
      4,000  DATACRAFT ASIA LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                  3,840

PORTFOLIO  OF  INVESTMENTS --                      WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SINGAPORE (CONTINUED)
     19,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                $      171,498
      3,000  FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                            27,624
      2,000  HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                              6,361
      2,000  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                        14,175
      9,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                              59,428
      7,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                            9,753
      9,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                         20,064
     18,000  OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                              150,477
      1,000  OVERSEAS UNION ENTERPRISE LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       4,937
     11,000  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                                  10,862
     17,000  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                19,979
      6,000  SEMBCORP LOGISTICS LIMITED (TRANSPORTATION SERVICES)                                                         5,925
      9,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                          10,522
      9,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                        64,880
     14,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                              17,810
      2,000  SINGAPORE LAND LIMITED (REAL ESTATE)                                                                         6,482
     25,000  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                            12,949
     27,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 74,584
     21,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
             OPERATIVE BUILDERS)                                                                                         32,567
    110,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                      171,922
     11,000  SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                           6,197
     18,000  STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                 11,558
      6,000  SUNTEC REIT (REITS)+                                                                                         4,652
     20,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     174,466
      7,000  UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                                   9,287
      4,000  VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  32,228
      8,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                      4,507

                                                                                                                      1,283,231
                                                                                                                 --------------

SPAIN - 3.85%
      4,038  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                             91,236
        487  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  43,938
      2,952  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<                      48,407
      4,639  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                 114,858
      4,636  ALTADIS SA (TOBACCO PRODUCTS)<<                                                                            189,603
      5,665  AMADEUS GLOBAL TRAVEL DISTRIBUTION SA (TRANSPORTATION SERVICES)                                             53,461
        369  ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)+                                                                 30,111
     54,631  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                               889,472
      2,732  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                         176,720
    100,872  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             1,227,834
      3,224  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION SERVICES)+                          34,688
      1,699  CORP MAPFRE SA (INSURANCE CARRIERS)                                                                         26,164
     16,216  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                              364,709
        762  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                                                                                  38,948
      2,075  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                       27,570
      2,692  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                      77,400
      1,034  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          58,561

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SPAIN (CONTINUED)
     12,956  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                    $      338,919
      8,826  IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                                                   29,518
      2,090  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  37,496
      3,707  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                                 110,860
        720  METROVACESA SA (REAL ESTATE)                                                                                38,500
      1,473  NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                                         18,942
      1,224  PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                    24,736
     15,613  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                       413,281
      1,757  SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                         31,499
      1,081  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY SERVICES)                               23,388
        597  SOGECABLE SA (COMMUNICATIONS)+<<                                                                            23,905
      2,598  TELEFONICA PUBLICIDAD E INFORMACION SA (COMMUNICATIONS)<<                                                   23,440
     75,870  TELEFONICA SA (COMMUNICATIONS)                                                                           1,321,821
      3,734  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                        110,893
      2,270  ZELTIA SA (HEALTH SERVICES)+<<                                                                              19,009

                                                                                                                      6,059,887
                                                                                                                 --------------

SWEDEN - 2.39%
      1,585  AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                                                                   74,084
      1,292  ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             21,196
      5,087  ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                      71,943
      1,938  ATLAS COPCO AB CLASS A SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      92,776
      1,202  ATLAS COPCO AB CLASS B SHARES (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      52,613
        558  AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                         13,613
        763  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                               11,222
      1,399  CAPIO AB (HEALTH SERVICES)+                                                                                 21,170
        774  CASTELLUM AB (REAL ESTATE)                                                                                  25,286
        725  D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                                 8,254
      4,807  ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             111,832
        538  ELEKTA AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                19,402
      2,481  ENIRO AB (COMMUNICATIONS)                                                                                   29,298
      2,975  GAMBRO AB A SHARES (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
             & OPTICAL)                                                                                                  40,601
      1,783  GAMBRO AB B SHARES (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
             OPTICAL)                                                                                                    24,207
      2,633  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                39,285
      8,073  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
             MATERIALS)                                                                                                 277,438
        517  HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                         14,843
        780  HOLMEN AB (PAPER & ALLIED PRODUCTS)                                                                         24,544
      3,099  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                                 23,886
        791  MODERN TIMES GROUP AB (COMMUNICATIONS)+                                                                     23,940
     36,460  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                        368,679
      1,424  OMX AB (BUSINESS SERVICES)+                                                                                 16,816
        550  ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)+                                                         11,473
      3,552  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                             147,688
      1,403  SAS AB (TRANSPORTATION BY AIR)+                                                                             14,038
      1,598  SCANIA AB (TRANSPORTATION EQUIPMENT)                                                                        68,025
      5,107  SECURITAS AB (BUSINESS SERVICES)                                                                            81,615
     17,580  SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                                                 89,256
      8,012  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                 151,835

PORTFOLIO  OF  INVESTMENTS --                      WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SWEDEN (CONTINUED)
      6,340  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                          $       76,662
        918  SSAB SVENSKT STAL AB SERIES A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
             TRANSPORTATION EQUIPMENT)                                                                                   22,785
        500  SSAB SVENSKT STAL AB SERIES B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
             TRANSPORTATION EQUIPMENT)                                                                                   11,950
      3,232  SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                                                             121,813
      8,914  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                                                            210,530
      5,625  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                         68,812
      1,680  TELE2 AB (COMMUNICATIONS)+                                                                                  55,478
    252,356  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                                                  710,219
     35,106  TELIASONERA AB (COMMUNICATIONS)                                                                            208,524
      1,192  TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                      20,651
      1,709  VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                                                                72,992
      3,879  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                               171,433
      1,335  WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                                                      30,869
      5,917  WM-DATA AB (BUSINESS SERVICES)                                                                              14,644

                                                                                                                      3,768,220
                                                                                                                 --------------

SWITZERLAND - 6.68%
     31,457  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                          195,415
      2,233  ADECCO SA (BUSINESS SERVICES)                                                                              122,661
      1,116  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                   72,220
      3,866  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                                   66,747
      8,882  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                             278,851
     19,402  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                  832,986
         60  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                              43,945
        123  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                      78,980
      2,722  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            167,387
        622  KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+              22,440
         54  KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                      23,884
        735  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                         44,707
        610  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                                37,333
        502  MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                                        20,944
      6,896  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      1,886,807
        390  NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)          82,089
     40,091  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                1,870,388
        672  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)         23,148
         84  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                             26,547
     11,967  ROCHE HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                           1,282,697
         84  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    31,112
        110  SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                             79,829
         70  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)<<                                       50,449
     10,085  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)<<                                                                                               167,859
        123  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
             & OPTICAL)                                                                                                  26,635
         57  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          24,543
        576  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                        79,173
        989  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                                27,535
      5,515  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                     394,933
        456  SWISSCOM AG (COMMUNICATIONS)                                                                               167,180

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SWITZERLAND (CONTINUED)
      1,839  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                                          $      192,041
        798  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
             & OPTICAL)                                                                                                  88,737
     18,189  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         1,535,963
        214  UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         30,059
         52  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              11,858
      2,450  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)+                                                         429,961

                                                                                                                     10,518,043
                                                                                                                 --------------

UNITED KINGDOM - 24.43%
     10,499  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          133,229
     20,451  AEGIS GROUP PLC (COMMUNICATIONS)                                                                            39,420
      4,678  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      15,912
      4,238  ALLIANCE UNICHEM PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                    61,948
      5,500  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   33,156
     12,561  AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                           79,223
     24,249  ANGLO AMERICAN PLC (COAL MINING)                                                                           575,098
     21,729  ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          43,218
      3,565  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                          35,369
      5,329  ASSOCIATED BRITISH PORTS HOLDINGS PLC (WATER TRANSPORTATION)                                                48,389
     28,094  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            1,107,471
     38,694  AVIVA PLC (INSURANCE CARRIERS)                                                                             464,325
     18,277  BAA PLC (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                           201,535
     52,902  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                    259,426
      7,725  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         45,620
    109,242  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   1,116,841
      3,957  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   49,316
      7,495  BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      42,739
      2,048  BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                34,058
      1,985  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+               30,403
     60,240  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                        468,161
     42,069  BHP BILLITON PLC (COAL MINING)                                                                             565,245
      8,331  BOC GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                                                                160,426
     12,709  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                               149,745
    366,935  BP PLC (OIL & GAS EXTRACTION)                                                                            3,803,386
      8,525  BPB PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                            79,987
     12,304  BRAMBLES INDUSTRIES PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          70,452
      8,987  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                                44,836
     27,416  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                            483,382
      8,966  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                     136,226
     21,271  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                              233,343
    146,020  BT GROUP PLC (COMMUNICATIONS)                                                                              567,060
      7,637  BUNZL PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        74,614
     39,857  CABLE & WIRELESS PLC (COMMUNICATIONS)                                                                       97,351
     35,229  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                            353,175
     11,525  CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 81,890
      2,904  CARNIVAL PLC (WATER TRANSPORTATION)                                                                        159,477
      5,393  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                            34,447
     64,421  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                           280,914

PORTFOLIO  OF  INVESTMENTS --                      WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
      1,952  CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                       $       28,588
      1,848  COBHAM PLC (TRANSPORTATION BY AIR)                                                                          48,787
     36,102  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                                164,760
     34,781  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                 26,291
     68,222  CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+                   69,618
      4,923  DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                                                 66,983
      3,716  DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                                                                 30,687
      3,366  DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    24,299
     51,468  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                       725,572
     32,533  DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                               93,910
          0  DX SERVICES PLC (TRANSPORTATION SERVICES)+                                                                       3
      7,143  ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  33,409
      4,272  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         67,006
     13,518  EMI GROUP PLC (COMMUNICATIONS)                                                                              60,352
      6,096  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                              88,819
      5,122  EXEL PLC (TRANSPORTATION SERVICES)                                                                          82,080
      6,649  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                    43,129
     10,694  FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            21,472
     31,711  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                                 106,219
      6,512  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          54,147
     12,400  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                          59,461
    100,004  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        2,292,360
      2,241  GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                                    13,880
     19,146  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)+                                                                    49,568
     17,376  GUS PLC (GENERAL MERCHANDISE STORES)                                                                       299,139
      4,783  HAMMERSON PLC (REAL ESTATE)                                                                                 75,157
     12,402  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        117,301
     29,812  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         74,929
     66,898  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                       1,042,970
     26,917  HILTON GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                         153,108
      7,061  HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                                                  33,392
    190,682  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              3,016,058
      8,484  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                               44,010
      5,834  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                            45,257
     20,792  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                             105,105
     12,396  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                              325,378
      1,252  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                            46,893
     10,805  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                     126,086
     25,385  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)+                                                85,989
      2,840  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               41,513
     90,714  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                      26,571
    139,310  ITV PLC (COMMUNICATIONS)                                                                                   335,658
     22,998  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  125,709
      3,771  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                           70,479
      6,400  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         72,325
      8,813  KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  50,338
     13,905  KIDDE PLC (SOCIAL SERVICES)                                                                                 43,883
     40,156  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         219,117

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
      7,932  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                             $      193,814
    109,698  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                             234,769
      4,168  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                     75,890
     95,419  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                             861,921
     12,305  LOGICACMG PLC (BUSINESS SERVICES)                                                                           41,158
      4,232  LONDON STOCK EXCHANGE PLC (BUSINESS SERVICES)                                                               36,288
      4,774  MAN GROUP PLC (BUSINESS SERVICES)                                                                          123,958
      3,677  MARCONI CORPORATION PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)+                                                                                                 37,453
     27,770  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                     181,575
      7,759  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                         38,599
     11,410  MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          25,228
      8,634  MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          36,140
      8,836  MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                                                          57,524
      2,518  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                        42,944
     52,423  NATIONAL GRID TRANSCO PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              485,673
      4,480  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                      134,780
      7,923  NOVAR PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                          27,886
     13,799  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                     168,195
     12,689  PENINSULAR AND ORIENTAL STEAM NAVIGATION COMPANY (WATER TRANSPORTATION)                                     69,419
      4,655  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              66,460
     16,705  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     37,408
      6,673  PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                  21,406
      4,376  PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                58,548
     40,228  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                        384,669
      4,177  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                                54,307
     10,019  RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   51,830
     10,335  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                        328,504
     21,637  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               224,274
     30,668  RENTOKIL INITIAL PLC (BUSINESS SERVICES)                                                                    93,887
     24,436  REUTERS GROUP PLC (COMMUNICATIONS)                                                                         188,406
      9,545  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                          85,634
     18,205  RIO TINTO PLC (METAL MINING)                                                                               588,634
  1,300,800  ROLLS ROYCE GROUP CLASS B (AEROSPACE, DEFENSE)                                                               2,520
     26,016  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                                119,960
     49,751  ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                                                   73,803
     53,967  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                               1,717,414
     13,774  SABMILLER PLC (EATING & DRINKING PLACES)                                                                   215,654
     22,254  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     84,635
      1,965  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          26,253
     13,606  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                         118,404
     14,510  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         241,710
     31,492  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     243,404
      7,995  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  36,903
      5,803  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                    100,341
    163,861  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                          1,470,868
     29,371  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                               59,667
      7,180  SLOUGH ESTATES PLC (REAL ESTATE)                                                                            66,146
     16,176  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                           152,079

PORTFOLIO  OF  INVESTMENTS --                      WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (CONTINUED)
      9,551  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           $      153,687
      3,481  SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
             & OPTICAL)                                                                                                  19,916
     14,419  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                              30,109
      6,983  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                   70,137
      9,744  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         56,346
    131,504  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                        786,534
     13,208  TOMKINS PLC (BUSINESS SERVICES)                                                                             65,956
      4,993  TRINITY MIRROR PLC (COMMUNICATIONS)                                                                         66,143
     47,182  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                     466,318
      5,631  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                                  56,611
      9,423  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   112,363
      5,104  UNITED UTILITIES PLC A SHARES (ELECTRIC, GAS & SANITARY SERVICES)                                           43,452
  1,121,340  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      2,977,270
      5,163  WHITBREAD PLC (EATING & DRINKING PLACES)                                                                    90,884
      6,890  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                          71,742
     10,067  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                           210,787
     19,344  WPP GROUP PLC (BUSINESS SERVICES)                                                                          220,246
     11,695  YELL GROUP PLC (COMMUNICATIONS)                                                                            104,536

                                                                                                                     38,478,557
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $137,348,727)                                                                             151,924,146
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 3.04%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.04%
  4,786,120  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         4,786,120
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,786,120)                                                             4,786,120
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 1.75%

MUTUAL FUND - 1.75%
    2,762,019  WELLS FARGO MONEY MARKET TRUST~++                                                                      2,762,019
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,762,019)                                                                        2,762,019
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $144,896,866)*                               101.26%                                                       $  159,472,285
OTHER ASSETS AND LIABILITIES, NET                   (1.26)                                                           (1,984,240)
                                                   ------                                                        --------------
TOTAL NET ASSETS                                   100.00%                                                       $  157,488,045
                                                   ======                                                        ==============


<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $83,271. (SEE
      NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,762,019.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.50%

APPAREL & ACCESSORY STORES - 1.05%
     22,500  ABERCROMBIE & FITCH COMPANY CLASS A                                                                 $    1,287,900
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.16%
     32,300  SHERWIN-WILLIAMS COMPANY                                                                                 1,420,877
                                                                                                                 --------------

BUSINESS SERVICES - 8.76%
     19,400  ADOBE SYSTEMS INCORPORATED                                                                               1,303,098
     88,700  MICROSOFT CORPORATION                                                                                    2,143,879
     43,000  NCR CORPORATION+                                                                                         1,450,820
    122,600  ORACLE CORPORATION+                                                                                      1,530,048
     41,000  ROBERT HALF INTERNATIONAL INCORPORATED                                                                   1,105,360
     54,500  VERISIGN INCORPORATED+                                                                                   1,564,150
     47,500  YAHOO! INCORPORATED+                                                                                     1,610,250

                                                                                                                     10,707,605
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 6.93%
     23,900  CLOROX COMPANY                                                                                           1,505,461
     22,200  COLGATE PALMOLIVE COMPANY                                                                                1,158,174
     29,400  DOW CHEMICAL COMPANY                                                                                     1,465,590
     33,700  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              1,515,826
     23,600  GENZYME CORPORATION+                                                                                     1,350,864
     22,800  MONSANTO COMPANY                                                                                         1,470,600

                                                                                                                      8,466,515
                                                                                                                 --------------

COAL MINING - 1.09%
     28,600  PEABODY ENERGY CORPORATION                                                                               1,325,896
                                                                                                                 --------------

COMMUNICATIONS - 1.24%
     66,800  SPRINT CORPORATION-FON GROUP                                                                             1,519,700
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 3.30%
     27,910  BANK OF AMERICA CORPORATION                                                                              1,230,831
     42,900  KEYCORP                                                                                                  1,392,105
     27,700  WACHOVIA CORPORATION                                                                                     1,410,207

                                                                                                                      4,033,143
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.52%
     54,400  DUKE ENERGY CORPORATION                                                                                  1,523,744
     19,500  TXU CORPORATION                                                                                          1,552,785

                                                                                                                      3,076,529
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.80%
     21,100  COOPER INDUSTRIES LIMITED CLASS A                                                                        1,509,072
     20,300  EMERSON ELECTRIC COMPANY                                                                                 1,318,079
     96,700  GENERAL ELECTRIC COMPANY                                                                                 3,487,002
     15,500  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             1,371,130
     36,200  HARRIS CORPORATION                                                                                       1,181,930
     64,700  INTEL CORPORATION                                                                                        1,502,981
     83,000  MOTOROLA INCORPORATED                                                                                    1,242,510

PORTFOLIO  OF  INVESTMENTS --                      WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     71,800  NATIONAL SEMICONDUCTOR CORPORATION                                                                  $    1,479,798
     51,800  TEXAS INSTRUMENTS INCORPORATED                                                                           1,320,382

                                                                                                                     14,412,884
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.60%
     21,400  CELGENE CORPORATION+                                                                                       728,670
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 2.55%
     29,400  GENERAL MILLS INCORPORATED                                                                               1,445,010
     27,700  HERSHEY FOODS CORPORATION                                                                                1,674,742

                                                                                                                      3,119,752
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 2.42%
     23,100  FEDERATED DEPARTMENT STORES INCORPORATED                                                                 1,470,084
     28,700  JC PENNEY COMPANY INCORPORATED                                                                           1,490,104

                                                                                                                      2,960,188
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.62%
     27,100  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              1,811,906
     15,600  MGM MIRAGE+                                                                                              1,104,792
     25,100  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         1,506,753

                                                                                                                      4,423,451
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.44%
     38,200  APPLE COMPUTER INCORPORATED+                                                                             1,591,794
     27,800  BAKER HUGHES INCORPORATED                                                                                1,236,822
     36,600  DELL INCORPORATED+                                                                                       1,406,172
     15,000  INGERSOLL-RAND COMPANY CLASS A                                                                           1,194,750

                                                                                                                      5,429,538
                                                                                                                 --------------

INSURANCE CARRIERS - 6.94%
     19,900  AETNA INCORPORATED                                                                                       1,491,505
     23,300  ALLSTATE CORPORATION                                                                                     1,259,598
     17,100  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           1,172,376
     21,900  PACIFICARE HEALTH SYSTEMS INCORPORATED+                                                                  1,246,548
     27,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                        1,549,800
     18,400  UNITEDHEALTH GROUP INCORPORATED                                                                          1,754,992

                                                                                                                      8,474,819
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 1.17%
     25,300  COACH INCORPORATED+                                                                                      1,432,739
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.47%
     21,000  BECTON DICKINSON & COMPANY                                                                               1,226,820
     20,800  C.R. BARD INCORPORATED                                                                                   1,416,064
     24,900  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                            1,417,308
     35,800  RAYTHEON COMPANY                                                                                         1,385,460
     21,800  ROCKWELL AUTOMATION INCORPORATED                                                                         1,234,752

                                                                                                                      6,680,404
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
METAL MINING - 1.24%
     14,900  PHELPS DODGE CORPORATION                                                                            $    1,515,777
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.22%
     39,700  JOHNSON & JOHNSON                                                                                        2,666,252
     37,400  TYCO INTERNATIONAL LIMITED                                                                               1,264,120

                                                                                                                      3,930,372
                                                                                                                 --------------

MOTION PICTURES - 2.19%
     81,100  TIME WARNER INCORPORATED+                                                                                1,423,305
     43,400  WALT DISNEY COMPANY                                                                                      1,246,882

                                                                                                                      2,670,187
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.89%
     28,700  CIT GROUP INCORPORATED                                                                                   1,090,600
                                                                                                                 --------------

OIL & GAS EXTRACTION - 6.48%
     20,400  APACHE CORPORATION                                                                                       1,249,092
     24,700  BURLINGTON RESOURCES INCORPORATED                                                                        1,236,729
     26,200  DEVON ENERGY CORPORATION                                                                                 1,251,050
     34,300  HALLIBURTON COMPANY                                                                                      1,483,475
     20,600  OCCIDENTAL PETROLEUM CORPORATION                                                                         1,466,102
     37,666  XTO ENERGY INCORPORATED                                                                                  1,236,951

                                                                                                                      7,923,399
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.96%
     14,200  CONOCOPHILLIPS                                                                                           1,531,328
     23,600  EXXONMOBIL CORPORATION                                                                                   1,406,560
     31,200  MARATHON OIL CORPORATION                                                                                 1,463,904
     22,700  VALERO ENERGY CORPORATION                                                                                1,663,229

                                                                                                                      6,065,021
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.97%
     23,300  UNITED STATES STEEL CORPORATION                                                                          1,184,805
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.95%
     13,300  MCGRAW-HILL COMPANIES INCORPORATED                                                                       1,160,425
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 1.20%
     39,600  NORFOLK SOUTHERN CORPORATION                                                                             1,467,180
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.83%
     20,500  FRANKLIN RESOURCES INCORPORATED                                                                          1,407,325
     14,300  GOLDMAN SACHS GROUP INCORPORATED                                                                         1,572,857
     15,500  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    1,459,480
     25,500  MORGAN STANLEY                                                                                           1,459,875

                                                                                                                      5,899,537
                                                                                                                 --------------

PORTFOLIO  OF  INVESTMENTS --                      WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT - 3.15%
     25,800  BOEING COMPANY                                                                                      $    1,508,268
     11,400  GENERAL DYNAMICS CORPORATION                                                                             1,220,370
     19,400  HARLEY-DAVIDSON INCORPORATED                                                                             1,120,544

                                                                                                                      3,849,182
                                                                                                                 --------------

TRANSPORTATION SERVICES - 1.20%
     28,500  CH ROBINSON WORLDWIDE INCORPORATED                                                                       1,468,605
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.16%
     17,000  NIKE INCORPORATED CLASS B                                                                                1,416,270
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $104,515,920)                                                                             119,141,970
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 3.21%

MUTUAL FUND - 3.21%
  3,918,103  WELLS FARGO MONEY MARKET TRUST~++                                                                        3,918,103
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,918,103)                                                                        3,918,103
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $108,434,023)*                               100.71%                                                       $  123,060,073
OTHER ASSETS AND LIABILITIES, NET                   (0.71)                                                             (865,806)
                                                   ------                                                        --------------
TOTAL NET ASSETS                                   100.00%                                                       $  122,194,267
                                                   ======                                                        ==============


+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,918,103.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.43%

AMUSEMENT & RECREATION SERVICES - 0.83%
     47,400  HARRAH'S ENTERTAINMENT INCORPORATED                                                                 $    3,061,092
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 0.50%
     32,300  ABERCROMBIE & FITCH COMPANY CLASS A                                                                      1,848,852
                                                                                                                 --------------

APPLICATIONS SOFTWARE - 0.96%
    148,100  CITRIX SYSTEMS INCORPORATED+                                                                             3,527,742
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.47%
     94,900  LENNAR CORPORATION CLASS A                                                                               5,378,932
                                                                                                                 --------------

BUSINESS SERVICES - 1.59%
     29,100  LOGITECH INTERNATIONAL ADR+                                                                              1,771,608
    103,200  SYMANTEC CORPORATION+                                                                                    2,201,256
     65,200  VERISIGN INCORPORATED+                                                                                   1,871,240

                                                                                                                      5,844,104
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 5.10%
     69,200  COLGATE PALMOLIVE COMPANY                                                                                3,610,164
    193,500  DOW CHEMICAL COMPANY                                                                                     9,645,975
     49,600  INVITROGEN CORPORATION+                                                                                  3,432,320
    103,000  IVAX CORPORATION+                                                                                        2,036,310

                                                                                                                     18,724,769
                                                                                                                 --------------

COMMUNICATIONS - 4.75%
    154,400  SBC COMMUNICATIONS INCORPORATED                                                                          3,657,736
    294,300  SPRINT CORPORATION-FON GROUP                                                                             6,695,325
    200,000  VERIZON COMMUNICATIONS INCORPORATED                                                                      7,100,000

                                                                                                                     17,453,061
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.69%
    316,700  BANK OF AMERICA CORPORATION                                                                             13,966,470
    292,900  CITIGROUP INCORPORATED                                                                                  13,162,926
    101,600  JP MORGAN CHASE & COMPANY                                                                                3,515,360
    225,000  SOVEREIGN BANCORP INCORPORATED                                                                           4,986,000
     70,680  WACHOVIA CORPORATION                                                                                     3,598,319

                                                                                                                     39,229,075
                                                                                                                 --------------

EATING & DRINKING PLACES - 2.61%
    194,900  DARDEN RESTAURANTS INCORPORATED                                                                          5,979,532
    115,400  MCDONALD'S CORPORATION                                                                                   3,593,556

                                                                                                                      9,573,088
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 5.80%
     52,400  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  2,709,080
    222,300  DUKE ENERGY CORPORATION                                                                                  6,226,623
     93,500  EXELON CORPORATION                                                                                       4,290,715
     61,600  NRG ENERGY INCORPORATED+                                                                                 2,103,640

PORTFOLIO  OF  INVESTMENTS --                      WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
    101,800  ONEOK INCORPORATED                                                                                  $    3,137,476
     52,000  PPL CORPORATION                                                                                          2,807,480

                                                                                                                     21,275,014
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.60%
    448,800  GENERAL ELECTRIC COMPANY                                                                                16,183,728
    149,000  INTEL CORPORATION                                                                                        3,461,270
    107,600  NATIONAL SEMICONDUCTOR CORPORATION                                                                       2,217,636
     92,400  TEXAS INSTRUMENTS INCORPORATED                                                                           2,355,276

                                                                                                                     24,217,910
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.69%
     42,300  COCA-COLA COMPANY                                                                                        1,762,641
     90,200  GENERAL MILLS INCORPORATED                                                                               4,433,330

                                                                                                                      6,195,971
                                                                                                                 --------------

HEALTH SERVICES - 0.98%
     67,000  HCA INCORPORATED                                                                                         3,589,190
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.66%
     40,400  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         2,425,212
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.34%
    126,500  HEWLETT-PACKARD COMPANY                                                                                  2,775,410
     35,000  INGERSOLL-RAND COMPANY CLASS A                                                                           2,787,750
     72,500  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              6,625,050
    379,000  SEAGATE TECHNOLOGY+                                                                                      7,409,450

                                                                                                                     19,597,660
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.71%
     82,100  HUMANA INCORPORATED+                                                                                     2,622,274
                                                                                                                 --------------

INSURANCE CARRIERS - 6.28%
     45,600  CIGNA CORPORATION                                                                                        4,072,080
    233,300  GENWORTH FINANCIAL INCORPORATED                                                                          6,420,416
     62,900  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           4,312,424
     52,000  LOEWS CORPORATION                                                                                        3,824,080
     76,900  PRUDENTIAL FINANCIAL INCORPORATED                                                                        4,414,060

                                                                                                                     23,043,060
                                                                                                                 --------------

METAL MINING - 0.97%
     83,900  NEWMONT MINING CORPORATION                                                                               3,544,775
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.15%
     50,500  JOHNSON & JOHNSON                                                                                        3,391,580
    133,500  TYCO INTERNATIONAL LIMITED                                                                               4,512,300

                                                                                                                      7,903,880
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.33%
    220,800  OFFICE DEPOT INCORPORATED+                                                                               4,897,344
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MOTION PICTURES - 2.90%
     47,100  DREAMWORKS ANIMATION SKG INCORPORATED+                                                              $    1,917,441
    155,100  TIME WARNER INCORPORATED+                                                                                2,722,005
    209,600  WALT DISNEY COMPANY                                                                                      6,021,808

                                                                                                                     10,661,254
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.30%
    277,700  PROVIDIAN FINANCIAL CORPORATION+                                                                         4,765,332
                                                                                                                 --------------

OIL & GAS EXTRACTION - 2.95%
    360,200  CHESAPEAKE ENERGY CORPORATION                                                                            7,902,788
     41,300  OCCIDENTAL PETROLEUM CORPORATION                                                                         2,939,321

                                                                                                                     10,842,109
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.09%
     93,600  CHEVRONTEXACO CORPORATION                                                                                5,457,816
     75,600  CONOCOPHILLIPS                                                                                           8,152,704
    270,000  EXXONMOBIL CORPORATION                                                                                  16,092,000
     71,000  SUNOCO INCORPORATED                                                                                      7,349,920

                                                                                                                     37,052,440
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.32%
     95,300  UNITED STATES STEEL CORPORATION                                                                          4,846,005
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.50%
     26,300  UNION PACIFIC CORPORATION                                                                                1,833,110
                                                                                                                 --------------

REAL ESTATE - 1.48%
    155,600  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                             5,444,444
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.67%
     37,100  BEAR STEARNS COMPANIES INCORPORATED                                                                      3,706,290
    358,500  E*TRADE FINANCIAL CORPORATION+                                                                           4,302,000
     75,700  FRANKLIN RESOURCES INCORPORATED                                                                          5,196,805
     74,000  GOLDMAN SACHS GROUP INCORPORATED                                                                         8,139,260
    120,600  MERRILL LYNCH & COMPANY INCORPORATED                                                                     6,825,960

                                                                                                                     28,170,315
                                                                                                                 --------------

TOBACCO PRODUCTS - 1.49%
     83,800  ALTRIA GROUP INCORPORATED                                                                                5,479,682
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 4.62%
     88,500  AUTOLIV INCORPORATED                                                                                     4,217,025
     73,400  TEXTRON INCORPORATED                                                                                     5,477,108
     71,600  UNITED TECHNOLOGIES CORPORATION                                                                          7,278,856

                                                                                                                     16,972,989
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.65%
     68,800  MCKESSON CORPORATION                                                                                     2,597,200
     41,400  NIKE INCORPORATED CLASS B                                                                                3,449,034

                                                                                                                      6,046,234
                                                                                                                 --------------

PORTFOLIO  OF  INVESTMENTS --                      WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.45%
     98,500  INGRAM MICRO INCORPORATED CLASS A+                                                                  $    1,641,995
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $331,842,385)                                                                             357,708,914
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 2.35%

MUTUAL FUND - 2.35%
  8,623,397  WELLS FARGO MONEY MARKET TRUST~++                                                                        8,623,397
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,623,397)                                                                        8,623,397
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $340,465,782)*                                99.78%                                                       $  366,332,311
OTHER ASSETS AND LIABILITIES, NET                    0.22                                                               808,478
                                                   ------                                                        --------------
TOTAL NET ASSETS                                   100.00%                                                       $  367,140,789
                                                   ======                                                        ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,623,397.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.91%

APPAREL & ACCESSORY STORES - 2.54%
  1,615,800  KOHL'S CORPORATION+<<                                                                               $   83,423,754
                                                                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 9.07%
  1,260,000  FASTENAL COMPANY                                                                                        69,690,600
  2,916,717  HOME DEPOT INCORPORATED                                                                                111,535,258
  2,041,400  LOWE'S COMPANIES INCORPORATED<<                                                                        116,543,526

                                                                                                                    297,769,384
                                                                                                                 --------------

BUSINESS SERVICES - 21.14%
    808,600  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  36,346,570
  6,138,600  EBAY INCORPORATED+<<                                                                                   228,724,236
  3,916,400  FIRST DATA CORPORATION                                                                                 153,953,684
  1,338,343  FISERV INCORPORATED+                                                                                    53,266,052
  7,463,920  MICROSOFT CORPORATION                                                                                  180,402,946
  1,207,200  YAHOO! INCORPORATED+                                                                                    40,924,080

                                                                                                                    693,617,568
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 7.98%
  1,605,500  AMGEN INCORPORATED+                                                                                     93,456,155
  1,595,600  GENENTECH INCORPORATED+<<                                                                               90,326,916
    639,200  GENZYME CORPORATION+<<                                                                                  36,587,808
  1,581,500  PFIZER INCORPORATED                                                                                     41,546,005

                                                                                                                    261,916,884
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 0.75%
    564,700  STATE STREET CORPORATION                                                                                24,688,684
                                                                                                                 --------------

EDUCATIONAL SERVICES - 1.41%
    626,700  APOLLO GROUP INCORPORATED CLASS A+<<                                                                    46,413,402
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.74%
  7,218,200  CISCO SYSTEMS INCORPORATED+<<                                                                          129,133,598
  7,351,950  INTEL CORPORATION                                                                                      170,785,799
  1,974,900  LINEAR TECHNOLOGY CORPORATION<<                                                                         75,658,419
  7,014,300  NOKIA OYJ ADR<<                                                                                        108,230,649

                                                                                                                    483,808,465
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.88%
  3,880,710  PAYCHEX INCORPORATED                                                                                   127,364,902
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 4.72%
  1,647,000  TARGET CORPORATION                                                                                      82,382,940
  1,447,800  WAL-MART STORES INCORPORATED<<                                                                          72,549,258

                                                                                                                    154,932,198
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.45%
  3,198,800  DELL INCORPORATED+                                                                                     122,897,896
  4,528,400  EMC CORPORATION+                                                                                        55,789,888

                                                                                                                    178,687,784
                                                                                                                 --------------

PORTFOLIO  OF  INVESTMENTS --                      WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS - 3.88%
  2,295,166  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           $  127,175,148
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.31%
  4,062,100  MEDTRONIC INCORPORATED                                                                                 206,963,995
                                                                                                                 --------------

PERSONAL SERVICES - 2.92%
  2,316,450  CINTAS CORPORATION<<                                                                                    95,692,550
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 14.12%
 10,885,337  CHARLES SCHWAB CORPORATION<<                                                                           114,404,892
  1,293,600  FRANKLIN RESOURCES INCORPORATED                                                                         88,805,640
  1,828,150  GOLDMAN SACHS GROUP INCORPORATED<<                                                                     201,078,218
    756,700  LEGG MASON INCORPORATED                                                                                 59,128,538

                                                                                                                    463,417,288
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $2,889,922,170)                                                                         3,245,872,006
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 4.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.23%
  3,759,000  EVERGREEN MONEY MARKET FUND                                                                              3,759,000
  1,304,291  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   1,304,291
  2,498,640  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          2,498,640

                                                                                                                      7,561,931
                                                                                                                 --------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 3.77%
$46,000,000  BEAR STEARNS & COMPANIES REPURCHASE AGREEMENT
             (MATURITY VALUE $46,003,680)                                             2.88%        04/01/2005        46,000,000
  7,518,000  BELFORD US CAPITAL COMPANY                                               2.84         06/21/2005         7,518,000
  2,255,000  BETA FINANCE INCORPORATED                                                2.86         06/02/2006         2,255,271
  3,759,000  CC USA INCORPORATED                                                      2.94         07/05/2005         3,760,616
  5,300,000  CIESCO LLC                                                               2.84         04/01/2005         5,300,000
  2,255,000  DEUTSCHE BANK NEW YORK                                                   3.03         11/10/2005         2,238,381
  3,007,000  K2 (USA) LLC                                                             2.85         07/24/2006         3,007,150
  8,000,000  LEGACY CAPITAL CORPORATION LLC                                           2.82         05/17/2005         7,970,240
  3,759,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                    3.07         12/23/2005         3,761,481
  7,518,000  LINKS FINANCE LLC                                                        2.80         03/15/2006         7,516,947
  7,518,000  MORGAN STANLEY                                                           2.95         04/22/2005         7,505,821
  3,007,000  MORGAN STANLEY                                                           2.81         08/13/2010         3,007,030
  7,518,000  NATEXIS BANQUE NEW YORK                                                  2.98         06/09/2005         7,509,279
  7,518,000  TANGO FINANCE CORPORATION                                                2.85         10/25/2006         7,517,023
  3,759,000  TRAVELERS INSURANCE COMPANY                                              2.88         02/10/2006         3,758,925
  5,000,000  UBS FINANCE (DELAWARE) LLC                                               2.79         04/01/2005         5,000,000

                                                                                                                    123,626,164
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $131,188,095)                                                       131,188,095
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 1.03%

MUTUAL FUND - 1.03%
 33,950,160  WELLS FARGO MONEY MARKET TRUST~++                                                                   $   33,950,160
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $33,950,160)                                                                      33,950,160
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,055,060,425)*                             103.94%                                                       $3,411,010,261
OTHER ASSETS AND LIABILITIES, NET                   (3.94)                                                         (129,343,399)
                                                   ------                                                        --------------
TOTAL NET ASSETS                                   100.00%                                                       $3,281,666,862
                                                   ======                                                        ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $37,284,671. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.23% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $33,950,160.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 96.50%

AUSTRALIA - 4.01%
    213,500  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    $    1,434,512
    243,100  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   1,145,254
         32  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                             383
     25,200  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                  551,748
    162,600  SEVEN NETWORK LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           976,984
    561,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                             2,208,839

                                                                                                                      6,317,720
                                                                                                                 --------------

AUSTRIA - 0.58%
      2,900  OMV AG (OIL & GAS EXTRACTION)                                                                              921,393
                                                                                                                 --------------

BELGIUM - 0.66%
     43,400  DEXIA (DEPOSITORY INSTITUTIONS)                                                                          1,032,355
                                                                                                                 --------------

DENMARK - 0.87%
      6,500  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                                 435,422
     16,800  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                  487,429
     10,600  TDS A/S (COMMUNICATIONS)                                                                                   446,792

                                                                                                                      1,369,643
                                                                                                                 --------------

FINLAND - 1.46%
      8,860  KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)+                                                           83,267
     41,700  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                   645,963
     38,500  KESKO OYJ (FOOD STORES)<<                                                                                  989,163
     48,500  POHJOLA GROUP PLC (INSURANCE CARRIERS)                                                                     585,322

                                                                                                                      2,303,715
                                                                                                                 --------------

FRANCE - 9.33%
      6,753  ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                        530,485
     44,600  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 3,159,574
      7,600  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                       538,403
     39,600  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       2,412,662
     10,500  RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                                   583,643
     21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    1,911,334
     24,300  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               2,524,720
      7,800  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       1,825,052
     27,100  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                      1,206,349

                                                                                                                     14,692,222
                                                                                                                 --------------

GERMANY - 6.71%
     13,600  AAREAL BANK AG (REAL ESTATE)                                                                               479,525
     22,300  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    1,580,943
     13,300  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              1,141,163
     11,500  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)           1,323,775
     38,900  IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                                                  1,045,327
     36,800  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          1,645,775

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
GERMANY (CONTINUED)
     94,700  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)<<                                                        $    1,950,641
     53,300  TUI AG (TRANSPORTATION BY AIR)<<                                                                         1,407,414

                                                                                                                     10,574,563
                                                                                                                 --------------

GREECE - 0.28%
     89,000  INTRACOM SA (COMMUNICATIONS)                                                                               445,329
                                                                                                                 --------------

HONG KONG - 1.03%
  1,677,900  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    903,548
    652,500  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                               719,474

                                                                                                                      1,623,022
                                                                                                                 --------------

IRELAND - 0.91%
     81,000  IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        1,438,497
                                                                                                                 --------------

ITALY - 3.87%
     85,500  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+              824,599
    403,800  COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 1,190,834
     68,100  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                               651,489
     60,395  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,568,142
     89,400  ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,224,943
     26,800  RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                                                     630,543

                                                                                                                      6,090,550
                                                                                                                 --------------

JAPAN - 21.27%
      8,600  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  581,460
    116,500  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                        1,509,079
     71,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                 1,305,055
      2,500  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              58,752
     70,100  DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                         1,640,875
     20,500  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                               510,445
     42,200  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           810,706
     31,600  HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                            424,064
     70,100  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                               1,425,142
     24,600  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   1,231,950
    301,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              1,619,668
     41,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                             830,085
     34,000  KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        481,638
    537,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 1,722,727
    474,000  MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                            1,511,779
     58,600  NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     761,259
     74,600  NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              773,619
        540  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                2,361,839
    117,400  NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                1,203,232
     14,100  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               963,844
     44,500  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,166,138
     42,800  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                               415,108

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
    101,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  $      865,607
     30,000  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                           637,881
     13,100  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                  882,048
    135,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             1,344,586
    265,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                         946,517
    220,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                                                               1,062,762
     19,000  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   348,708
    110,300  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      4,104,234

                                                                                                                     33,500,807
                                                                                                                 --------------

NETHERLANDS - 4.97%
     65,500  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                           1,625,125
    167,800  AEGON NV (INSURANCE CARRIERS)                                                                            2,264,364
     61,800  ING GROEP NV (INSURANCE CARRIERS)                                                                        1,866,585
     40,200  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                            642,529
     23,900  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                  1,428,863

                                                                                                                      7,827,466
                                                                                                                 --------------

NORWAY - 0.92%
     50,000  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                              510,916
      9,400  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                     775,836
     10,420  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                                                            158,274

                                                                                                                      1,445,026
                                                                                                                 --------------

PORTUGAL - 0.37%
    211,400  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                     575,477
                                                                                                                 --------------

SINGAPORE - 1.02%
    103,000  FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                           948,417
    545,878  MOBILONE LIMITED (COMMUNICATIONS)                                                                          661,370

                                                                                                                      1,609,787
                                                                                                                 --------------

SPAIN - 3.81%
     63,600  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                               774,152
    119,800  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                          2,694,385
     95,700  REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                   2,533,210

                                                                                                                      6,001,747
                                                                                                                 --------------

SWEDEN - 2.58%
     25,900  FORENINGS SPARBANKEN AB (DEPOSITORY INSTITUTIONS)<<                                                        611,704
    262,300  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      2,652,343
     42,100  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                 797,833

                                                                                                                      4,061,880
                                                                                                                 --------------

SWITZERLAND - 6.55%
      8,600  CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                   80,891
      2,100  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                            663,685
     16,900  SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                      1,109,193

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SWITZERLAND (CONTINUED)
      2,900  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  $    1,248,694
      3,000  SWISSCOM AG (COMMUNICATIONS)                                                                             1,099,870
     45,200  UBS AG (DEPOSITORY INSTITUTIONS)                                                                         3,816,897
      2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                             456,085
      5,200  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                   876,050
     38,600  VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                                                             960,119

                                                                                                                     10,311,484
                                                                                                                 --------------

UNITED KINGDOM - 25.30%
     78,300  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                       1,306,553
    126,100  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                       1,251,062
    114,500  AVIVA PLC (INSURANCE CARRIERS)                                                                           1,373,991
    323,400  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                   3,306,297
     53,500  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
             & OPERATIVE BUILDERS)                                                                                      666,766
    115,900  BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     660,899
     56,200  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+              860,783
     17,000  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                               200,304
    164,400  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                955,326
    167,300  BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)                                                           1,120,771
    479,687  BT GROUP PLC (COMMUNICATIONS)                                                                            1,862,835
    529,200  DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                            1,527,586
    186,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                     553,603
     78,400  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                   508,547
     78,300  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         651,057
    220,900  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                       1,059,269
     31,300  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          717,480
    175,800  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      1,662,752
     37,300  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                         581,524
    166,000  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                  907,373
    172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                683,372
    123,700  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      1,397,898
    350,000  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           3,161,553
    237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                               691,132
    676,500  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      1,719,470
    688,900  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                  1,542,692
    231,200  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                   1,786,964
     45,800  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                    791,938
    391,800  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                          3,516,921
    139,200  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 1,659,867
     55,100  WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD & KINDRED PRODUCTS)                                           1,171,409

                                                                                                                     39,857,994
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $116,635,238)                                                                             152,000,677
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COLLATERAL FOR SECURITIES LENDING - 6.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.50%
 10,233,394  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                    $   10,233,394
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,233,394)                                                           10,233,394
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 0.96%

MUTUAL FUND - 0.96%
  1,513,097  WELLS FARGO MONEY MARKET TRUST~++                                                                        1,513,097
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,513,097)                                                                        1,513,097
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $128,381,729)*                               103.96%                                                       $  163,747,168
OTHER ASSETS AND LIABILITIES, NET                   (3.96)                                                           (6,232,910)
                                                   ------                                                        --------------
TOTAL NET ASSETS                                   100.00%                                                       $  157,514,258
                                                   ======                                                        ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,513,097.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.22%

AGRICULTURAL PRODUCTION CROPS - 0.21%
     25,324  DELTA & PINE LAND COMPANY                                                                           $      683,748
                                                                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.60%
     18,405  ARGOSY GAMING COMPANY+                                                                                     845,158
     22,342  BALLY TOTAL FITNESS HOLDING CORPORATION+<<                                                                  77,750
     18,377  MULTIMEDIA GAMES INCORPORATED+<<                                                                           142,605
     26,131  PINNACLE ENTERTAINMENT+                                                                                    436,388
     17,149  WMS INDUSTRIES INCORPORATED+<<                                                                             482,916

                                                                                                                      1,984,817
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 1.58%
      8,990  ASHWORTH INCORPORATED+                                                                                     102,396
     20,786  BURLINGTON COAT FACTORY WAREHOUSE CORPORATION<<                                                            596,558
     13,589  CATO CORPORATION                                                                                           438,245
     13,630  CHILDRENS PLACE RETAIL STORES INCORPORATED+                                                                650,833
     23,415  CHRISTOPHER & BANKS CORPORATION                                                                            412,104
     17,000  DRESS BARN INCORPORATED+                                                                                   309,740
     30,126  FINISH LINE INCORPORATED CLASS A                                                                           697,417
     17,200  GOODY'S FAMILY CLOTHING INCORPORATED                                                                       155,316
     29,842  HOT TOPIC INCORPORATED+<<                                                                                  652,048
      7,716  OSHKOSH B'GOSH INCORPORATED CLASS A                                                                        235,338
     11,885  STAGE STORES INCORPORATED+                                                                                 456,265
     22,748  TOO INCORPORATED+                                                                                          561,193

                                                                                                                      5,267,453
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.86%
     20,304  GYMBOREE CORPORATION+<<                                                                                    254,612
      4,127  HAGGAR CORPORATION                                                                                          83,324
     18,148  KELLWOOD COMPANY                                                                                           522,481
     19,509  PHILLIPS-VAN HEUSEN CORPORATION                                                                            519,720
     37,649  QUIKSILVER INCORPORATED+<<                                                                               1,092,950
     21,424  RUSSELL CORPORATION                                                                                        387,346

                                                                                                                      2,860,433
                                                                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.16%
     23,461  SONIC AUTOMOTIVE INCORPORATED                                                                              532,799
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.17%
     20,641  CENTRAL PARKING CORPORATION                                                                                354,612
      9,720  MIDAS INCORPORATED+<<                                                                                      221,908

                                                                                                                        576,520
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.88%
     24,719  MDC HOLDINGS INCORPORATED                                                                                1,721,663
      3,743  NVR INCORPORATED+<<                                                                                      2,938,255
     22,171  STANDARD-PACIFIC CORPORATION                                                                             1,600,525

                                                                                                                      6,260,443
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES - 7.54%
     29,045  AARON RENTS INCORPORATED                                                                            $      580,900
     29,082  ABM INDUSTRIES INCORPORATED                                                                                559,247
     15,369  ADMINISTAFF INCORPORATED                                                                                   224,387
     20,434  ADVO INCORPORATED                                                                                          765,253
     15,189  ALTIRIS INCORPORATED+                                                                                      362,258
     20,666  ANSYS INCORPORATED+                                                                                        706,984
     20,472  ARBITRON INCORPORATED                                                                                      878,249
     29,246  BRADY CORPORATION CLASS A                                                                                  946,108
      8,346  BROOKTROUT INCORPORATED+                                                                                    93,893
     19,608  CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                               1,082,950
     19,912  CAPTARIS INCORPORATED+                                                                                      80,644
     15,160  CARREKER CORPORATION+                                                                                       85,048
     21,444  CERNER CORPORATION+<<                                                                                    1,126,025
     38,482  CIBER INCORPORATED+                                                                                        279,764
     28,824  COGNEX CORPORATION                                                                                         717,141
     27,388  DENDRITE INTERNATIONAL INCORPORATED+                                                                       384,528
     23,404  DIGITAL INSIGHT CORPORATION+                                                                               383,826
     32,020  EFUNDS CORPORATION+                                                                                        714,686
     25,422  FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                    839,180
     27,101  FILENET CORPORATION+                                                                                       617,361
     18,263  FINDWHAT.COM+                                                                                              189,387
     13,879  GERBER SCIENTIFIC INCORPORATED                                                                             101,039
     12,581  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                           462,603
     26,226  HYPERION SOLUTIONS CORPORATION+                                                                          1,156,829
      6,815  INSURANCE AUTO AUCTIONS INCORPORATED+                                                                      189,798
     28,267  INTERNET SECURITY SYSTEMS+                                                                                 517,286
     11,412  INTRADO INCORPORATED+<<                                                                                    140,368
     19,089  JDA SOFTWARE GROUP INCORPORATED+                                                                           268,010
     20,857  KRONOS INCORPORATED+                                                                                     1,066,001
     27,905  LABOR READY INCORPORATED+                                                                                  520,428
     19,712  MANHATTAN ASSOCIATES INCORPORATED+<<                                                                       401,533
     13,375  MAPINFO CORPORATION+                                                                                       161,035
     15,071  MRO SOFTWARE INCORPORATED+                                                                                 211,446
     28,041  NAPSTER INCORPORATED+<<                                                                                    182,547
     21,011  NCO GROUP INCORPORATED+                                                                                    410,765
     23,596  NDCHEALTH CORPORATION+                                                                                     377,064
     16,367  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                                  92,146
     16,573  ON ASSIGNMENT INCORPORATED+                                                                                 84,522
     12,923  PC-TEL INCORPORATED+                                                                                        95,113
     16,213  PHOENIX TECHNOLOGIES LIMITED+                                                                              154,348
     23,964  PROGRESS SOFTWARE CORPORATION+                                                                             628,336
     15,593  RADIANT SYSTEMS INCORPORATED+                                                                              152,811
     13,028  RADISYS CORPORATION+<<                                                                                     184,477
     22,936  SERENA SOFTWARE INCORPORATED+<<                                                                            544,959
     10,342  SOURCECORP INCORPORATED+<<                                                                                 208,288
     39,996  SPHERION CORPORATION+                                                                                      299,570
     10,839  SPSS INCORPORATED+                                                                                         188,490
      8,367  STARTEK INCORPORATED                                                                                       140,566

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (CONTINUED)
     30,223  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                       $    1,181,719
     13,611  TALX CORPORATION                                                                                           247,176
     25,734  THQ INCORPORATED+<<                                                                                        724,155
     24,766  VERITY INCORPORATED+                                                                                       234,039
      6,069  VERTRUE INCORPORATED+<<                                                                                    215,085
     14,516  VIAD CORPORATION                                                                                           390,480
      7,722  VOLT INFORMATION SCIENCE INCORPORATED+                                                                     186,486
     25,197  WEBEX COMMUNICATIONS INCORPORATED+<<                                                                       544,003
     15,570  WEBSENSE INCORPORATED+                                                                                     837,666

                                                                                                                     25,119,006
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 3.97%
     30,747  ALPHARMA INCORPORATED CLASS A<<                                                                            378,803
     15,385  ARCH CHEMICALS INCORPORATED                                                                                438,011
     20,463  ARQULE INCORPORATED+                                                                                        96,381
      9,761  BRADLEY PHARMACEUTICALS INCORPORATED+<<                                                                     93,315
     17,120  CAMBREX CORPORATION                                                                                        364,656
     23,560  CONNECTICS CORPORATION+<<                                                                                  595,832
     17,212  DIAGNOSTIC PRODUCTS CORPORATION                                                                            831,340
     22,274  GEORGIA GULF CORPORATION                                                                                 1,024,158
     18,790  HB FULLER COMPANY                                                                                          544,910
     22,066  IDEXX LABORATORIES INCORPORATED+                                                                         1,195,095
     29,567  IMMUCOR INCORPORATED+<<                                                                                    892,628
     18,079  MACDERMID INCORPORATED<<                                                                                   587,567
     35,643  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                               1,068,577
     46,853  MGI PHARMA INCORPORATED+<<                                                                               1,183,975
      8,880  NATURES SUNSHINE PRODUCTS INCORPORATED                                                                     152,470
     40,089  NBTY INCORPORATED+<<                                                                                     1,005,833
     15,372  NOVEN PHARMACEUTICALS INCORPORATED+                                                                        260,709
     18,593  OM GROUP INCORPORATED+<<                                                                                   565,599
     26,680  OMNOVA SOLUTIONS INCORPORATED+                                                                             143,272
     17,198  PAREXEL INTERNATIONAL CORPORATION+                                                                         404,153
      5,786  PENFORD CORPORATION                                                                                         94,022
     60,186  POLYONE CORPORATION+                                                                                       534,452
      6,339  QUAKER CHEMICAL CORPORATION                                                                                130,203
     10,869  SURMODICS INCORPORATED+<<                                                                                  346,830
     20,992  WELLMAN INCORPORATED                                                                                       303,544

                                                                                                                     13,236,335
                                                                                                                 --------------

COAL MINING - 0.77%
     49,865  MASSEY ENERGY COMPANY<<                                                                                  1,996,595
     12,129  PENN VIRGINIA CORPORATION                                                                                  556,721

                                                                                                                      2,553,316
                                                                                                                 --------------

COMMUNICATIONS - 1.02%
     22,633  ANIXTER INTERNATIONAL INCORPORATED+                                                                        818,183
     13,755  AUDIOVOX CORPORATION CLASS A+                                                                              175,239
     11,514  BOSTON COMMUNICATIONS GROUP INCORPORATED+                                                                   81,980

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMUNICATIONS (CONTINUED)
     34,652  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                         $      316,373
     23,360  GLOBAL PAYMENTS INCORPORATED                                                                             1,506,486
     14,173  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                   486,275

                                                                                                                      3,384,536
                                                                                                                 --------------

COMPUTERS-INTERGRATED SYSTEMS - 0.11%
     18,859  AGILYSYS INCORPORATED                                                                                      370,768
                                                                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.41%
      8,176  CHEMED CORPORATION                                                                                         625,301
     10,028  EMCOR GROUP INCORPORATED+                                                                                  469,511
     17,548  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+<<                                                            254,621

                                                                                                                      1,349,433
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 7.43%
     13,716  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                      385,557
     34,552  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                  601,205
     18,440  BANKUNITED FINANCIAL CORPORATION CLASS A+                                                                  495,298
     18,083  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                           429,471
     40,433  BROOKLINE BANCORP INCORPORATED                                                                             602,452
     30,389  CHITTENDEN CORPORATION                                                                                     792,235
     25,740  COMMERCIAL FEDERAL CORPORATION                                                                             711,711
     20,070  COMMUNITY BANK SYSTEM INCORPORATED                                                                         459,804
     22,004  DIME COMMUNITY BANCSHARES                                                                                  334,461
     15,525  DOWNEY FINANCIAL CORPORATION                                                                               955,253
     34,436  EAST WEST BANCORP INCORPORATED                                                                           1,271,377
     25,113  FIRST BANCORP PUERTO RICO                                                                                1,061,024
     29,996  FIRST MIDWEST BANCORP INCORPORATED                                                                         974,270
     15,301  FIRST REPUBLIC BANK                                                                                        495,293
     10,821  FIRSTFED FINANCIAL CORPORATION+                                                                            551,979
     30,570  FLAGSTAR BANCORP INCORPORATED                                                                              597,644
     26,350  GOLD BANC CORPORATION INCORPORATED                                                                         369,691
     29,477  HUDSON UNITED BANCORP                                                                                    1,039,064
     15,141  IRWIN FINANCIAL CORPORATION                                                                                348,546
     20,906  MAF BANCORP INCORPORATED                                                                                   868,435
     15,293  NARA BANK NATIONAL ASSOCIATION                                                                             214,867
     12,309  PRIVATEBANCORP INCOPORATED                                                                                 386,626
     21,714  PROVIDENT BANKSHARES CORPORATION                                                                           715,693
     46,169  REPUBLIC BANCORP INCORPORATED                                                                              625,128
     17,209  RIGGS NATIONAL CORPORATION                                                                                 328,520
     46,610  SOUTH FINANCIAL GROUP INCORPORATED                                                                       1,423,469
     45,929  SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED                                                             842,797
     29,597  STERLING BANCSHARES INCORPORATED TEXAS                                                                     420,277
     14,952  STERLING FINANCIAL CORPORATION+                                                                            533,786
     30,497  SUSQUEHANNA BANCSHARES INCORPORATED                                                                        743,517
     48,752  TRUSTCO BANK CORPORATION NY                                                                                560,161
     29,836  UCBH HOLDINGS INCORPORATED                                                                               1,190,456
     29,270  UMPQUA HOLDINGS CORPORATION                                                                                683,455

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
     25,734  UNITED BANKSHARES INCORPORATED                                                                      $      852,825
     27,535  WHITNEY HOLDING CORPORATION                                                                              1,225,583
     14,122  WINTRUST FINANCIAL CORPORATION                                                                             665,005

                                                                                                                     24,756,935
                                                                                                                 --------------

DURABLE GOODS - CONSUMER - 0.03%
     15,881  STURM RUGER & COMPANY INCORPORATED                                                                         110,055
                                                                                                                 --------------

EATING & DRINKING PLACES - 2.44%
     23,828  CEC ENTERTAINMENT INCORPORATED+<<                                                                          872,105
     13,072  IHOP CORPORATION                                                                                           623,273
     23,940  JACK IN THE BOX INCORPORATED+                                                                              888,174
     15,798  LANDRY'S RESTAURANTS INCORPORATED                                                                          456,878
     12,966  LONE STAR STEAKHOUSE & SALOON INCORPORATED                                                                 374,782
     14,013  O'CHARLEYS INCORPORATED+                                                                                   304,643
     16,944  P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                                1,013,251
      9,292  PAPA JOHNS INTERNATIONAL INCORPORATED+<<                                                                   322,618
     22,527  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                               695,634
     27,485  RYAN'S RESTAURANT GROUP INCORPORATED+<<                                                                    399,357
     39,455  SONIC CORPORATION+                                                                                       1,317,797
     18,123  STEAK N SHAKE COMPANY+                                                                                     350,680
     35,930  TRIARC COMPANIES INCORPORATED CLASS B<<                                                                    496,912

                                                                                                                      8,116,104
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 4.73%
     19,460  ALLETE INCORPORATED<<                                                                                      814,401
     10,943  AMERICAN STATES WATER COMPANY<<                                                                            276,858
     52,031  ATMOS ENERGY CORPORATION                                                                                 1,404,837
     31,785  AVISTA CORPORATION                                                                                         556,237
      7,405  CASCADE NATURAL GAS CORPORATION                                                                            147,804
      7,976  CENTRAL VERMONT PUBLIC SERVICE                                                                             179,300
     10,335  CH ENERGY GROUP INCORPORATED                                                                               472,310
     32,087  CLECO CORPORATION                                                                                          683,453
     31,084  EL PASO ELECTRIC COMPANY+                                                                                  590,596
     24,005  ENERGEN CORPORATION                                                                                      1,598,733
      3,358  GREEN MOUNTAIN POWER CORPORATION                                                                            98,389
     13,805  LACLEDE GROUP INCORPORATED                                                                                 403,106
     17,459  NEW JERSEY RESOURCES                                                                                       759,990
     18,106  NORTHWEST NATURAL GAS COMPANY                                                                              654,894
     50,246  PIEDMONT NATURAL GAS COMPANY<<                                                                           1,157,668
     63,639  SOUTHERN UNION COMPANY+<<                                                                                1,597,967
     23,645  SOUTHWEST GAS CORPORATION                                                                                  571,263
     33,803  UGI CORPORATION                                                                                          1,535,332
      8,941  UIL HOLDINGS CORPORATION                                                                                   452,862
     22,474  UNISOURCE ENERGY CORPORATION<<                                                                             696,020
     31,281  WASTE CONNECTIONS INCORPORATED+<<                                                                        1,087,015

                                                                                                                     15,739,035
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.50%
     16,503  ACTEL CORPORATION+                                                                                  $      253,816
     28,408  ACUITY BRANDS INCORPORATED                                                                                 767,016
     73,166  ADAPTEC INCORPORATED+                                                                                      350,465
     17,789  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                   172,020
     48,908  AEROFLEX INCORPORATED+                                                                                     456,312
     19,773  ALLIANCE SEMICONDUCTOR CORPORATION+                                                                         49,235
     16,145  AO SMITH CORPORATION                                                                                       466,106
     14,678  APPLICA INCORPORATED+                                                                                       74,271
      7,448  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                     170,559
     25,739  ARTESYN TECHNOLOGIES INCORPORATED+                                                                         224,187
     20,592  ATMI INCORPORATED+<<                                                                                       515,624
     19,899  BALDOR ELECTRIC COMPANY                                                                                    513,593
      7,320  BEL FUSE INCORPORATED CLASS B<<                                                                            221,796
     27,095  BENCHMARK ELECTRONICS INCORPORATED+                                                                        862,434
     16,621  C&D TECHNOLOGIES INCORPORATED                                                                              167,041
     31,276  C-COR INCORPORATED+                                                                                        190,158
      7,399  CATAPULT COMMUNICATIONS CORPORATION+                                                                       157,969
     15,981  CERADYNE INCORPORATED+<<                                                                                   357,495
     26,125  CHECKPOINT SYSTEMS INCORPORATED+                                                                           440,990
     12,005  CONCORD COMMUNICATIONS INCORPORATED+                                                                       121,491
     24,088  CTS CORPORATION                                                                                            313,144
     13,841  CUBIC CORPORATION                                                                                          262,149
     24,211  CYMER INCORPORATED+<<                                                                                      648,128
     12,976  DIONEX CORPORATION+<<                                                                                      707,192
     18,364  DSP GROUP INCORPORATED+                                                                                    473,057
     11,323  DUPONT PHOTOMASKS INCORPORATED+<<                                                                          301,984
     18,668  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                              361,972
     23,092  ESS TECHNOLOGY INCORPORATED+                                                                               121,695
     27,401  EXAR CORPORATION+                                                                                          367,173
     47,381  HARMONIC INCORPORATED+                                                                                     452,962
     17,123  HELIX TECHNOLOGY CORPORATION                                                                               264,893
     16,504  HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                      574,009
     15,264  INTER-TEL INCORPORATED                                                                                     373,968
     14,592  LITTELFUSE INCORPORATED+                                                                                   418,061
     18,716  MAGNETEK INCORPORATED+                                                                                      99,756
     13,824  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                     381,266
     23,830  METHODE ELECTRONICS                                                                                        288,581
     40,057  MICROSEMI CORPORATION+                                                                                     652,528
     16,031  MOOG INCORPORATED CLASS A+                                                                                 724,601
      3,802  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                    153,221
     12,408  PARK ELECTROCHEMICAL CORPORATION                                                                           251,386
     17,388  PERICOM SEMICONDUCTOR+                                                                                     149,015
     21,456  PHOTRONICS INCORPORATED+                                                                                   388,354
     20,346  POWER INTEGRATIONS INCORPORATED+<<                                                                         425,028
     28,018  RAYOVAC CORPORATION+                                                                                     1,165,549
     19,028  REGAL-BELOIT CORPORATION                                                                                   547,816
     10,984  ROGERS CORPORATION+                                                                                        439,360
     10,213  SBS TECHNOLOGIES INCORPORATED+                                                                             113,875

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
    102,878  SKYWORKS SOLUTIONS INCORPORATED+                                                                    $      653,275
     12,232  STANDARD MICROSYSTEMS CORPORATION+                                                                         212,347
      8,562  SUPERTEX INCORPORATED+                                                                                     156,770
     30,230  SYMMETRICOM INCORPORATED+                                                                                  335,251
     17,230  SYNAPTICS INCORPORATED+                                                                                    399,736
     26,539  TECHNITROL INCORPORATED+                                                                                   395,962
      8,933  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                      61,638
     23,971  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                    911,138
     15,843  VIASAT INCORPORATED+                                                                                       296,106
     20,142  VICOR CORPORATION                                                                                          210,282
     19,406  ZIX CORPORATION+<<                                                                                          72,578

                                                                                                                     21,658,384
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.66%
     21,695  AMERICAN HEALTHCORP+<<                                                                                     716,369
     10,205  CDI CORPORATION                                                                                            225,837
     13,129  MAXMUS INCORPORATED                                                                                        439,690
     34,610  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                         1,676,854
     28,004  PRG-SCHULTZ INTERNATIONAL INCORPORATED+                                                                    140,300
     31,333  REGENERON PHARMACEUTICAL INCORPORATED+<<                                                                   160,112
     10,998  SFBC INTERNATIONAL INCORPORATED+                                                                           387,569
     37,042  TETRA TECH INCORPORATED+                                                                                   467,470
     25,793  URS CORPORATION+                                                                                           741,549
     21,358  WATSON WYATT & COMPANY HOLDINGS                                                                            580,938

                                                                                                                      5,536,688
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.83%
     23,344  APTARGROUP INCORPORATED                                                                                  1,213,421
     38,674  COMMERCIAL METALS COMPANY                                                                                1,310,662
     17,489  GRIFFON CORPORATION+                                                                                       374,439
     19,800  MASOTECH ESCROW INCORPORATED+(A)                                                                                 0
      8,784  MATERIAL SCIENCES CORPORATION+                                                                             118,145
      9,575  MOBILE MINI INCORPORATED+                                                                                  386,926
     42,021  SHAW GROUP INCORPORATED+<<                                                                                 916,058
     27,691  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                                 855,652
     13,335  VALMONT INDUSTRIES INCORPORATED                                                                            297,637
     18,881  WATTS WATER TECHNOLOGIES INCORPORATED                                                                      615,709

                                                                                                                      6,088,649
                                                                                                                 --------------

FINANCE COMPANIES - 0.02%
     13,485  REWARDS NETWORK INCORPORATED+                                                                               56,098
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.27%
     12,053  AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                   330,252
     49,283  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                 1,280,865
     25,801  FLOWERS FOODS INCORPORATED                                                                                 727,846
      5,160  J & J SNACK FOODS CORPORATION                                                                              241,643
     18,589  LANCE INCORPORATED                                                                                         298,726

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
     19,343  RALCORP HOLDINGS INCORPORATED+                                                                      $      915,891
     10,082  SANDERSON FARMS INCORPORATED                                                                               435,643

                                                                                                                      4,230,866
                                                                                                                 --------------

FOOD STORES - 0.42%
     18,489  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                                                       275,486
     19,861  PANERA BREAD COMPANY+<<                                                                                  1,122,742

                                                                                                                      1,398,228
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.56%
      7,242  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                  142,667
     23,277  ETHAN ALLEN INTERIORS INCORPORATED                                                                         744,864
     34,207  LA-Z-BOY INCORPORATED                                                                                      476,504
     24,240  SELECT COMFORT CORPORATION+<<                                                                              495,466

                                                                                                                      1,859,501
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 0.59%
     32,873  CASEY'S GENERAL STORES                                                                                     590,728
     25,825  FRED'S INCORPORATED<<                                                                                      443,415
     19,383  SHOPKO STORES INCORPORATED+<<                                                                              430,690
     22,314  STEIN MART INCORPORATED+                                                                                   502,065

                                                                                                                      1,966,898
                                                                                                                 --------------

HEALTH SERVICES - 2.79%
     32,098  ACCREDO HEALTH INCORPORATED+<<                                                                           1,425,472
      9,994  AMEDISYS INCORPORATED+                                                                                     302,319
     19,184  AMSURG CORPORATION+<<                                                                                      485,355
     17,238  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                     288,909
     14,603  CRYOLIFE INCORPORATED+<<                                                                                    90,393
      8,481  CURATIVE HEALTH SERVICES INCORPORATED+                                                                      28,836
     19,770  ENZO BIOCHEM INCORPORATED+<<                                                                               285,083
     15,751  GENTIVA HEALTH SERVICES INCORPORATED+                                                                      254,851
     42,644  HOOPER HOLMES INCORPORATED                                                                                 162,900
     11,771  LCA-VISION INCORPORATED                                                                                    391,958
     20,478  NAUTILUS GROUP INCORPORATED<<                                                                              486,557
     30,372  OCA INCORPORATED+<<                                                                                        129,081
     22,504  ODYSSEY HEALTHCARE INCORPORATED+                                                                           264,647
     14,939  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    1,024,666
     32,645  PROVINCE HEALTHCARE COMPANY+                                                                               786,418
     10,763  REHABCARE GROUP INCORPORATED+                                                                              309,006
     17,512  SIERRA HEALTH SERVICES INCORPORATED+<<                                                                   1,117,966
     12,264  SUNRISE SENIOR LIVING INCORPORATED+<<                                                                      596,030
     18,887  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                       864,458

                                                                                                                      9,294,905
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.54%
      8,757  4KIDS ENTERTAINMENT INCORPORATED+<<                                                                        193,617
     26,470  CAPITAL AUTOMOTIVE                                                                                         876,687

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
     17,959  COLONIAL PROPERTIES TRUST<<                                                                         $      689,805
     34,078  COMMERCIAL NET LEASE REALTY INCORPORATED                                                                   628,739
     20,468  CRT PROPERTIES INCORPORATED                                                                                445,793
     16,424  ENTERTAINMENT PROPERTIES TRUST                                                                             680,446
     15,048  ESSEX PROPERTY TRUST INCORPORATED                                                                        1,037,409
     19,205  GABLES RESIDENTIAL TRUST                                                                                   639,527
     20,944  GLENBOROUGH REALTY TRUST INCORPORATED                                                                      400,449
     18,847  KILROY REALTY CORPORATION                                                                                  771,031
      9,224  PARKWAY PROPERTIES INCORPORATED                                                                            430,761
     30,484  SHURGARD STORAGE CENTERS INCORPORATED                                                                    1,249,234
     10,349  SOVRAN SELF STORAGE INCORPORATED                                                                           410,131

                                                                                                                      8,453,629
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.03%
     18,605  BELL MICROPRODUCTS INCORPORATED+                                                                           139,165
     14,282  COST PLUS INCORPORATED+                                                                                    383,900
     11,622  ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+                                                                 499,397
     16,602  GUITAR CENTER INCORPORATED+<<                                                                              910,288
     14,826  HAVERTY FURNITURE COMPANIES INCORPORATED                                                                   226,097
     29,624  LINENS `N THINGS INCORPORATED+                                                                             735,564
     18,542  MOVIE GALLERY INCORPORATED<<                                                                               531,785

                                                                                                                      3,426,196
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.31%
     22,807  AZTAR CORPORATION+                                                                                         651,368
     18,034  MARCUS CORPORATION                                                                                         369,697

                                                                                                                      1,021,065
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.27%
     12,050  ASTEC INDUSTRIES INCORPORATED+                                                                             265,702
     65,547  AXCELIS TECHNOLOGIES INCORPORATED+                                                                         478,493
     11,359  BLACK BOX CORPORATION                                                                                      424,940
     33,792  BRIGGS & STRATTON CORPORATION<<                                                                          1,230,367
     29,506  BROOKS AUTOMATION INCORPORATED+<<                                                                          447,901
      7,827  DRIL-QUIP INCORPORATED+                                                                                    240,602
     17,598  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                    941,845
     17,669  FEDDERS CORPORATION<<                                                                                       49,120
     13,022  GARDNER DENVER INCORPORATED+                                                                               514,499
     15,390  GLOBAL IMAGING SYSTEMS INCORPORATED+<<                                                                     545,729
     13,977  HYDRIL COMPANY+                                                                                            816,397
     33,324  IDEX CORPORATION                                                                                         1,344,623
     32,596  JLG INDUSTRIES INCORPORATED                                                                                702,444
     18,528  KAYDON CORPORATION<<                                                                                       581,779
     33,715  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                   212,067
     35,952  LENNOX INTERNATIONAL INCORPORATED                                                                          788,068
      7,723  LINDSAY MANUFACTURING COMPANY<<                                                                            147,355
     19,358  MANITOWOC COMPANY INCORPORATED                                                                             781,870
     24,817  MICROS SYSTEMS INCORPORATED+<<                                                                             911,032

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
     28,349  MILACRON INCORPORATED+<<                                                                            $       86,464
     20,179  NYFIX INCORPORATED+<<                                                                                      108,563
     24,696  PAXAR CORPORATION+                                                                                         527,013
      9,617  PLANAR SYSTEMS INCORPORATED+                                                                                86,745
      8,485  ROBBINS & MYERS INCORPORATED                                                                               186,755
      8,280  SCANSOURCE INCORPORATED+                                                                                   429,152
      9,609  THOMAS INDUSTRIES INCORPORATED<<                                                                           380,901
     59,831  TIMKEN COMPANY                                                                                           1,635,780
     14,175  TORO COMPANY                                                                                             1,254,488
     15,607  ULTRATECH INCORPORATED+<<                                                                                  227,862
     16,445  WATSCO INCORPORATED                                                                                        692,335
      6,943  WOODWARD GOVERNOR COMPANY                                                                                  497,813

                                                                                                                     17,538,704
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
     23,592  HILB, ROGAL & HAMILTON COMPANY                                                                             844,594
     11,261  LABONE INCORPORATED+<<                                                                                     388,279

                                                                                                                      1,232,873
                                                                                                                 --------------

INSURANCE CARRIERS - 3.21%
     33,349  AMERIGROUP CORPORATION+                                                                                  1,219,239
     27,181  CENTENE CORPORATION+                                                                                       815,158
     19,530  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                                839,790
     46,503  FREMONT GENERAL CORPORATION                                                                              1,022,601
     13,546  INFINITY PROPERTY AND CASUALTY CORPORATION                                                                 423,448
     11,859  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                   593,306
     13,272  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                           1,028,978
     16,747  PRESIDENTIAL LIFE CORPORATION                                                                              272,641
     19,139  PROASSURANCE CORPORATION+<<                                                                                755,991
     15,156  RLI CORPORATION                                                                                            628,216
      6,499  SCPIE HOLDINGS INCORPORATED+                                                                                71,684
     18,340  SELECTIVE INSURANCE GROUP INCORPORATED<<                                                                   847,858
     18,876  STEWART & STEVENSON SERVICES CORPORATION                                                                   432,072
     11,870  STEWART INFORMATION SERVICES CORPORATION                                                                   445,362
     26,387  UNITED INSURANCE COMPANIES INCORPORATED                                                                    639,885
     12,863  ZENITH NATIONAL INSURANCE CORPORATION<<                                                                    667,075

                                                                                                                     10,703,304
                                                                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.45%
     11,932  BROWN SHOE COMPANY INCORPORATED                                                                            408,910
     14,622  GENESCO INCORPORATED+<<                                                                                    415,557
     19,982  K-SWISS INCORPORATED                                                                                       660,005

                                                                                                                      1,484,472
                                                                                                                 --------------

LEGAL SERVICES - 0.09%
      9,026  PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                     305,440
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.46%
     47,568  CHAMPION ENTERPRISES INCORPORATED+                                                                  $      447,139
      9,795  COACHMEN INDUSTRIES INCORPORATED                                                                           133,212
      8,005  DELTIC TIMBER CORPORATION                                                                                  312,996
      5,007  SKYLINE CORPORATION                                                                                        192,719
     11,222  UNIVERSAL FOREST PRODUCTS                                                                                  435,975

                                                                                                                      1,522,041
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.94%
     24,381  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                    882,836
     39,846  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                            684,554
      8,258  ANALOGIC CORPORATION                                                                                       357,159
     22,408  ARMOR HOLDINGS INCORPORATED+                                                                               831,113
     15,465  ARTHROCARE CORPORATION+<<                                                                                  440,753
      8,679  BEI TECHNOLOGIES INCORPORATED                                                                              208,036
     15,197  BIOLASE TECHNOLOGY INCORPORATED<<                                                                          129,175
     11,010  BIOSITE INCORPORATED+<<                                                                                    572,850
     20,061  COHERENT INCORPORATED+                                                                                     677,259
     14,184  COHU INCORPORATED                                                                                          226,235
     19,567  CONMED CORPORATION+                                                                                        589,358
     28,057  COOPER COMPANIES INCORPORATED                                                                            2,045,355
     11,278  CUNO INCORPORATED+                                                                                         579,576
     14,744  CYBERONICS INCORPORATED+<<                                                                                 651,243
      8,925  DATASCOPE CORPORATION                                                                                      272,927
     13,054  DJ ORTHOPEDICS INCORPORATED+                                                                               327,003
     17,916  DRS TECHNOLOGIES INCORPORATED+                                                                             761,430
     11,550  EDO CORPORATION                                                                                            347,078
     16,451  ESTERLINE TECHNOLOGIES CORPORATION+                                                                        568,382
     19,100  FEI COMPANY+                                                                                               442,165
     45,482  FLIR SYSTEMS INCORPORATED+<<                                                                             1,378,105
     36,841  FOSSIL INCORPORATED+                                                                                       955,103
     16,974  HAEMONETICS CORPORATION MASSACHUSETTS+                                                                     715,624
     13,682  HOLOGIC INCORPORATED+                                                                                      436,114
      8,898  ICU MEDICAL INCORPORATED+<<                                                                                315,879
     44,801  INPUT OUTPUT INCORPORATED+<<                                                                               288,966
     16,074  INTEGRA LIFESCIENCES HOLDINGS+<<                                                                           566,126
     16,752  INTERMAGNETICS GENERAL CORPORATION+                                                                        407,744
     20,613  INVACARE CORPORATION                                                                                       919,958
     14,098  ITRON INCORPORATED+                                                                                        417,865
      9,970  KEITHLEY INSTRUMENTS INCORPORATED                                                                          160,816
      7,461  KENSEY NASH CORPORATION+<<                                                                                 202,044
     45,903  KOPIN CORPORATION+                                                                                         140,922
     11,017  MEADE INSTRUMENTS CORPORATION+                                                                              32,059
     23,117  MENTOR CORPORATION                                                                                         742,056
     17,330  MERIT MEDICAL SYSTEMS INCORPORATED+                                                                        207,787
     13,089  MTS SYSTEMS CORPORATION                                                                                    379,974
     11,255  OSTEOTECH INCORPORATED+                                                                                     42,769
     11,091  PHOTON DYNAMICS INCORPORATED+                                                                              211,394
     45,787  PINNACLE SYSTEMS INCORPORATED+<<                                                                           255,949

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
     18,192  POLYMEDICA CORPORATION                                                                              $      577,778
     11,430  POSSIS MEDICAL INCORPORATED+                                                                                95,669
     22,455  RESMED INCORPORATED+<<                                                                                   1,266,462
     23,294  RESPIRONICS INCORPORATED+                                                                                1,357,341
     27,628  ROPER INDUSTRIES INCORPORATED                                                                            1,809,634
      9,920  RUDOLPH TECHNOLOGIES INCORPORATED+<<                                                                       149,395
     14,805  SONIC SOLUTIONS+<<                                                                                         222,815
     26,227  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                    941,549
     21,754  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                        680,900
     19,655  THERAGENICS CORPORATION+                                                                                    67,613
     33,993  TRIMBLE NAVIGATION LIMITED+                                                                              1,149,303
     18,326  VEECO INSTRUMENTS INCORPORATED+                                                                            275,806
     19,316  VIASYS HEALTHCARE INCORPORATED+                                                                            368,549
      6,034  VITAL SIGNS INCORPORATED                                                                                   240,696
     12,720  X-RITE INCORPORATED                                                                                        191,309

                                                                                                                     29,766,560
                                                                                                                 --------------

MEDICAL EQUIPMENT & SUPPLIES - 0.08%
     14,028  WILSON GREATBATCH TECHNOLOGIES INCORPORATED+                                                               255,871
                                                                                                                 --------------

METAL MINING - 0.31%
     14,191  CLEVELAND CLIFFS INCORPORATED<<                                                                          1,034,098
                                                                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.53%
       16,942  AMCOL INTERNATIONAL CORPORATION                                                                          317,832
       24,475  FLORIDA ROCK INDUSTRIES INCORPORATED                                                                   1,439,619

                                                                                                                      1,757,451
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.67%
     11,369  DAKTRONICS INCORPORATED+                                                                                   246,139
     17,201  JAKKS PACIFIC INCORPORATED+                                                                                369,305
     30,613  K2 INCORPORATED+<<                                                                                         420,929
     10,570  LYDALL INCORPORATED+                                                                                       117,327
     11,060  RUSS BERRIE AND COMPANY INCORPORATED<<                                                                     211,799
     23,303  SHUFFLE MASTER INCORPORATED+<<                                                                             674,855
      7,615  STANDEX INTERNATIONAL CORPORATION<<                                                                        207,889

                                                                                                                      2,248,243
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.04%
     12,170  ACTION PERFORMANCE COMPANIES INCORPORATED+<<                                                               161,009
     19,211  CASH AMERICA INTERNATIONAL INCORPORATED                                                                    421,297
     12,524  HANCOCK FABRICS INCORPORATED                                                                                93,178
     15,392  HIBBETT SPORTING GOODS INCORPORATED+                                                                       462,376
     12,418  J JILL GROUP INCORPORATED+                                                                                 170,872
     14,926  JO ANN STORES INCORPORATED+                                                                                419,271

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MISCELLANEOUS RETAIL (CONTINUED)
       21,504  LONGS DRUG STORES CORPORATION<<                                                                   $      735,867
       33,558  ZALE CORPORATION+                                                                                        997,344

                                                                                                                      3,461,214
                                                                                                                 --------------

MOTION PICTURES - 0.36%
     22,268  AVID TECHNOLOGY INCORPORATED+                                                                            1,205,144
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.24%
     15,755  ARKANSAS BEST CORPORATION<<                                                                                595,224
     14,090  FORWARD AIR CORPORATION                                                                                    599,952
     39,836  HEARTLAND EXPRESS INCORPORATED                                                                             762,860
     39,779  LANDSTAR SYSTEM INCORPORATED+<<                                                                          1,302,762
     18,342  USF CORPORATION                                                                                            885,185

                                                                                                                      4,145,983
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.22%
     11,400  FINANCIAL FEDERAL CORPORATION                                                                              403,218
     12,454  WORLD ACCEPTANCE CORPORATION+                                                                              317,826

                                                                                                                        721,044
                                                                                                                 --------------

OIL & GAS EXTRACTION - 4.95%
      8,852  ATWOOD OCEANICS INCORPORATED+                                                                              589,012
     21,255  CABOT OIL AND GAS CORPORATION                                                                            1,172,213
     25,165  CAL DIVE INTERNATIONAL INCORPORATED+                                                                     1,139,974
     27,279  CIMAREX ENERGY COMPANY+<<                                                                                1,063,881
     16,811  OCEANEERING INTERNATIONAL INCORPORATED+                                                                    630,413
     46,687  PATINA OIL & GAS CORPORATION                                                                             1,867,480
     10,862  PETROLEUM DEVELOPMENT CORPORATION+                                                                         409,389
     16,378  REMINGTON OIL & GAS CORPORATION+<<                                                                         516,235
     11,996  SEACOR SMIT INCORPORATED+<<                                                                                764,745
     23,905  SOUTHWESTERN ENERGY COMPANY+                                                                             1,356,848
     20,016  SPINNAKER EXPLORATION COMPANY+<<                                                                           711,168
     18,883  ST. MARY LAND & EXPLORATION COMPANY                                                                        945,094
     16,621  STONE ENERGY CORPORATION+                                                                                  807,282
     18,380  SWIFT ENERGY COMPANY+<<                                                                                    522,727
     14,683  TETRA TECH INCORPORATED+                                                                                   417,585
     27,292  UNIT CORPORATION+                                                                                        1,232,780
     21,913  VERITAS DGC INCORPORATED+                                                                                  656,513
     39,427  VINTAGE PETROLEUM INCORPORATED                                                                           1,240,373
     18,284  W-H ENERGY SERVICES INCORPORATED+                                                                          437,536

                                                                                                                     16,481,248
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.78%
     21,861  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                         236,099
     18,682  CARAUSTAR INDUSTRIES INCORPORATED+                                                                         240,998
     12,916  CHESAPEAKE CORPORATION                                                                                     271,494
      9,826  NEENAH PAPER INCORPORATED<<                                                                                330,350
     10,650  POPE & TALBOT INCORPORATED                                                                                 187,227
     21,874  ROCK-TENN COMPANY CLASS A                                                                                  290,924


PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
PAPER & ALLIED PRODUCTS (CONTINUED)
      9,918  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                       $      332,749
     17,220  STANDARD REGISTER COMPANY                                                                                  214,389
     33,898  WAUSAU-MOSINEE PAPER CORPORATION                                                                           479,318

                                                                                                                      2,583,548
                                                                                                                 --------------

PERSONAL SERVICES - 0.34%
      5,917  ANGELICA CORPORATION                                                                                       165,676
     16,542  COINSTAR INCORPORATED+                                                                                     350,690
      5,086  CPI CORPORATION                                                                                             76,799
     13,807  G & K SERVICES INCORPORATED CLASS A                                                                        556,284

                                                                                                                      1,149,449
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.70%
     12,424  ELKCORP                                                                                                    477,827
     17,803  FRONTIER OIL CORPORATION                                                                                   645,537
     26,221  HEADWATERS INCORPORATED+<<                                                                                 860,573
     10,869  WD-40 COMPANY                                                                                              353,134

                                                                                                                      2,337,071
                                                                                                                 --------------

PHARMACEUTICALS - 0.03%
     39,635  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                      108,996
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 2.59%
     17,798  ALERIS INTERNATIONAL INCORPORATED+<<                                                                       444,060
     30,745  BELDEN CDT INCORPORATED                                                                                    682,846
     12,588  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                   239,550
     15,937  CARPENTER TECHNOLOGY CORPORATION                                                                           946,817
     18,068  CENTURY ALUMINUM COMPANY+<<                                                                                546,738
     14,048  CURTISS-WRIGHT CORPORATION                                                                                 800,736
     19,206  LONE STAR TECHNOLOGIES INCORPORATED+                                                                       757,293
     27,963  MAVERICK TUBE CORPORATION+                                                                                 909,077
     23,993  MUELLER INDUSTRIES INCORPORATED                                                                            675,403
     16,348  QUANEX CORPORATION                                                                                         871,675
     14,217  RTI INTERNATIONAL METALS INCORPORATED+                                                                     332,678
      7,929  STEEL TECHNOLOGIES INCORPORATED                                                                            190,217
     14,567  TEXAS INDUSTRIES INCORPORATED                                                                              782,976
     21,753  TREDEGAR CORPORATION                                                                                       366,756
      9,771  WOLVERINE TUBE INCORPORATED+                                                                                87,450

                                                                                                                      8,634,272
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.49%
     23,495  BOWNE & COMPANY INCORPORATED                                                                               353,365
      8,350  CONSOLIDATED GRAPHICS INCORPORATED+                                                                        439,210
     18,234  JOHN H HARLAND COMPANY                                                                                     626,520
      8,509  THOMAS NELSON INCORPORATED                                                                                 201,238

                                                                                                                      1,620,333
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.24%
     41,691  KANSAS CITY SOUTHERN+<<                                                                                    802,969
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
REAL ESTATE - 0.74%
     15,179  MERITAGE CORPORATION+<<                                                                             $      894,347
     33,310  NEW CENTURY FINANCIAL CORPORATION<<                                                                      1,559,574

                                                                                                                      2,453,921
                                                                                                                 --------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.21%
     31,783  LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                     697,319
                                                                                                                 --------------

RETAIL, TRADE & SERVICES - 0.60%
     22,522  MEN'S WAREHOUSE INCORPORATED+                                                                              950,654
     23,708  STRIDE RITE CORPORATION                                                                                    315,316
     33,270  GAMESTOP CORPORATION - CLASS B+                                                                            741,921

                                                                                                                      2,007,891
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
     20,097  A. SCHULMAN INCORPORATED                                                                                   350,090
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.34%
     27,490  INVESTMENT TECHNOLOGY GROUP INCORPORATED+<<                                                                481,075
     13,573  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                      496,636
     10,486  SWS GROUP INCORPORATED                                                                                     168,091

                                                                                                                      1,145,802
                                                                                                                 --------------

SOFTWARE - 0.15%
     10,319  EPIQ SYSTEMS INCORPORATED+                                                                                 133,941
     16,357  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                                 377,356

                                                                                                                        511,297
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.33%
     17,940  APOGEE ENTERPRISES INCORPORATED                                                                            256,183
      9,447  CARBO CERAMICS INCORPORATED<<                                                                              662,707
      9,040  LIBBEY INCORPORATED<<                                                                                      189,840

                                                                                                                      1,108,730
                                                                                                                 --------------

TELEPHONE SERVICES - 0.20%
     13,878  COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED+                                                           654,209
                                                                                                                 --------------

TEXTILE MILL PRODUCTS - 0.61%
     20,800  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                   642,304
     32,085  INTERFACE INCORPORATED+                                                                                    218,820
     10,044  OXFORD INDUSTRIES INCORPORATED                                                                             367,510
     37,609  WOLVERINE WORLD WIDE INCORPORATED                                                                          805,961

                                                                                                                      2,034,595
                                                                                                                 --------------

TRANSPORTATION BY AIR - 0.69%
     30,289  EGL INCORPORATED+<<                                                                                        690,589
     23,376  FRONTIER AIRLINES INCORPORATED+                                                                            244,980
     19,931  MESA AIR GROUP INCORPORATED+<<                                                                             139,517
     15,261  OFFSHORE LOGISTICS INCORPORATED+                                                                           508,497
     37,815  SKYWEST INCORPORATED                                                                                       702,981

                                                                                                                      2,286,564
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT - 2.74%
     21,150  AAR CORPORATION+                                                                                    $      287,640
     10,409  ARCTIC CAT INCORPORATED                                                                                    281,668
     16,794  CLARCOR INCORPORATED                                                                                       872,616
     36,437  FLEETWOOD ENTERPRISES INCORPORATED+<<                                                                      317,002
     33,605  GENCORP INCORPORATED+<<                                                                                    672,100
     15,155  GROUP 1 AUTOMOTIVE INCORPORATED+                                                                           398,576
     19,287  MONACO COACH CORPORATION<<                                                                                 311,485
     23,796  OSHKOSH TRUCK CORPORATION<<                                                                              1,951,034
     28,209  POLARIS INDUSTRIES INCORPORATED<<                                                                        1,981,118
      9,858  STANDARD MOTOR PRODUCTS INCORPORATED                                                                       115,339
     16,056  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                             424,039
     10,421  TRIUMPH GROUP INCORPORATED+                                                                                405,794
     20,231  WABASH NATIONAL CORPORATION+                                                                               493,636
     19,877  WINNEBAGO INDUSTRIES INCORPORATED<<                                                                        628,113

                                                                                                                      9,140,160
                                                                                                                 --------------

TRANSPORTATION SERVICES - 0.04%
     12,629  PEGASUS SOLUTIONS INCORPORATED+                                                                            149,275
                                                                                                                 --------------

WATER TRANSPORTATION - 0.19%
     15,438  KIRBY CORPORATION+                                                                                         648,859
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.80%
     11,245  ADVANCED MARKETING SERVICES INCORPORATED<<                                                                  67,470
     29,749  DIMON INCORPORATED                                                                                         185,931
      9,441  ENESCO GROUP INCORPORATED+                                                                                  62,783
     21,804  HAIN CELESTIAL GROUP INCORPORATED+                                                                         406,427
     21,459  MYERS INDUSTRIES INCORPORATED                                                                              302,786
      8,312  NASH FINCH COMPANY<<                                                                                       315,773
     30,669  PERFORMANCE FOOD GROUP COMPANY+                                                                            848,918
     23,700  PRIORITY HEALTHCARE CORPORATION CLASS B+<<                                                                 512,631
     14,948  SCHOOL SPECIALTY INCORPORATED+                                                                             585,364
     23,123  TRACTOR SUPPLY COMPANY+                                                                                  1,009,319
     24,999  UNITED NATURAL FOODS INCORPORATED+<<                                                                       715,721
     21,677  UNITED STATIONERS INCORPORATED+                                                                            980,884

                                                                                                                      5,994,007
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.69%
      8,493  AM CASTLE & COMPANY                                                                                        107,012
     17,796  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                               484,051
     13,914  BARNES GROUP INCORPORATED                                                                                  378,043
      8,995  BUILDING MATERIALS HOLDINGS CORPORATION                                                                    400,098
      8,861  DEPARTMENT 56 INCORPORATED+                                                                                154,713
     14,715  DIGI INTERNATIONAL INCORPORATED+                                                                           201,890
     43,354  HUGHES SUPPLY INCORPORATED                                                                               1,289,781
     10,662  IMAGISTICS INTERNATIONAL INCORPORATED+                                                                     372,424
     32,556  INSIGHT ENTERPRISES INCORPORATED+<<                                                                        571,683
     14,912  KAMAN CORPORATION CLASS A                                                                                  185,654
     30,759  KNIGHT TRANSPORTATION INCORPORATED                                                                         758,824

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
      4,657  LAWSON PRODUCTS INCORPORATED                                                                        $      217,948
     25,945  OWENS & MINOR INCORPORATED<<                                                                               704,407
     37,497  PEP BOYS-MANNY, MOE & JACK                                                                                 659,197
     19,464  RELIANCE STEEL & ALUMINUM COMPANY                                                                          778,755
     16,404  RYERSON TULL INCORPORATED                                                                                  207,839
     34,321  SCP POOL CORPORATION                                                                                     1,093,451
     14,600  TBC CORPORATION+                                                                                           406,884

                                                                                                                      8,972,654
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $250,574,421)                                                                             327,148,544
                                                                                                                 --------------

PREFERRED STOCKS - 0.00%
     42,000  TIMCO AVIATION SERVICES INCORPORATED&&&+(a)                                                                      4

TOTAL PREFERRED STOCKS (COST $0)                                                                                              4
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 20.41%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.20%
  2,933,698  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   2,933,698
  1,070,789  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          1,070,789

                                                                                                                      4,004,487
                                                                                                                 --------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 19.21%
$ 2,999,997  BLUE RIDGE ASSET FUNDING CORPORATION                                     2.65%        04/05/2005         2,999,067
  2,999,997  CEDAR SPRINGS CAPITAL COMPANY LLC                                        2.82         04/25/2005         2,994,447
  2,999,997  CIESCO LLC                                                               2.84         04/01/2005         2,999,997
  2,999,997  CONCORD MINUTEMEN CAPITAL COMPANY                                        2.74         04/06/2005         2,999,997
  2,999,997  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                         2.81         04/22/2005         2,995,137
 46,999,953  DEUTSCHE BANK REPURCHASE AGREEMENT
             (MATURITY VALUE $47,003,712)                                             2.88         04/01/2005        46,999,953
  1,999,998  LIQUID FUNDING LIMITED                                                   2.82         12/19/2005         1,999,998

                                                                                                                     63,988,596
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $67,993,083)                                                         67,993,083
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 1.72%

SHARES

MUTUAL FUND - 1.63%
  5,435,090  WELLS FARGO MONEY MARKET TRUST~++                                                                        5,435,090
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
US TREASURY BILLS - 0.09%
$   150,000  US TREASURY BILL^#                                                       2.26%        05/12/2005    $      149,556
    120,000  US TREASURY BILL^#                                                       2.40         05/12/2005           119,645
     30,000  US TREASURY BILL^#                                                       2.89         08/11/2005            29,681

                                                                                                                        298,882
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,734,061)                                                                        5,733,972
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $324,301,565)*                               120.35%                                                       $  400,875,603
OTHER ASSETS AND LIABILITIES, NET                  (20.35)                                                          (67,781,849)
                                                   ------                                                        --------------
TOTAL NET ASSETS                                   100.00%                                                       $  333,093,754
                                                   ======                                                        ==============


+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES. ++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,435,090.

^     ZERO COUPON STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $3,382,800. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.78% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 98.50%

AEROSPACE, DEFENSE - 0.70%
    495,400  BE AEROSPACE INCORPORATED+                                                                          $    5,944,800
                                                                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.34%
      161,100  LAKES ENTERTAINMENT INCORPORATED+                                                                      2,899,800
                                                                                                                 --------------

APPAREL & ACCESSORY STORES - 1.79%
    182,200  CARTER'S INCORPORATED+<<                                                                                 7,242,450
    317,700  TOO INCORPORATED+                                                                                        7,837,659

                                                                                                                     15,080,109
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.31%
    210,900  POLO RALPH LAUREN CORPORATION                                                                            8,182,920
    962,800  TOMMY HILFIGER CORPORATION+                                                                             11,264,760

                                                                                                                     19,447,680
                                                                                                                 --------------

BUSINESS SERVICES - 17.44%
    562,700  ACTIVCARD CORPORATION+                                                                                   3,573,145
    311,600  ALADDIN KNOWLEDGE SYSTEMS+<<                                                                             7,082,668
    301,400  BORELAND SOFTWARE CORPORATION+                                                                           2,447,368
    293,100  BRINK'S COMPANY                                                                                         10,141,260
    827,100  CNET NETWORKS INCORPORATED+<<                                                                            7,807,824
    119,500  FASTCLICK INCORPORATED                                                                                   1,434,000
    185,500  HYPERION SOLUTIONS CORPORATION+                                                                          8,182,405
    632,100  INTERWOVEN INCORPORATED+                                                                                 4,924,059
    242,700  MACROMEDIA INCORPORATED+<<                                                                               8,130,450
    215,800  MAJESCO HOLDING INCORPORATED+                                                                            2,498,964
    207,600  MARCHEX INCORPORATED CLASS B+                                                                            3,869,664
    904,300  MATRIXONE INCORPORATED+                                                                                  4,313,511
    772,500  NETIQ CORPORATION+                                                                                       8,829,675
  1,076,900  OPSWARE INCORPORATED+                                                                                    5,556,804
     77,700  PACKETEER INCORPORATED+                                                                                  1,195,803
  1,916,700  PARAMETRIC TECHNOLOGY CORPORATION+                                                                      10,714,353
    143,000  PEC SOULUTIONS INCORPORATED+                                                                             1,798,940
    348,300  PROGRESS SOFTWARE CORPORATION+                                                                           9,132,426
    418,100  QUEST SOFTWARE INCORPORATED+                                                                             5,786,504
    504,600  RED HAT INCORPORATED+<<                                                                                  5,505,186
    313,600  SAFENET INCORPORATED+                                                                                    9,191,616
    362,700  SERENA SOFTWARE INCORPORATED+                                                                            8,617,752
    263,200  THQ INCORPORATED+<<                                                                                      7,406,448
  1,187,900  TIBCO SOFTWARE INCORPORATED+<<                                                                           8,849,855

                                                                                                                    146,990,680
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 9.64%
    249,900  ABLE LABORATORIES INCORPORATED+                                                                          5,862,654
    540,200  ALKERMES INCORPORATED+<<                                                                                 5,607,276
    322,800  ANGIOTECH PHARMACEUTICALS INCORPORATED+                                                                  4,954,980
    435,500  CELL THERAPEUTICS INCORPORATED+                                                                          1,563,445
    778,900  ENCYSIVE PHARMACEUTICALS INCORPORATED+                                                                   7,960,358

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
      722,100  ENDEAVOR INTERNATIONAL CORPORATION+<<                                                             $    2,520,129
      584,400  INDEVUS PHARMACEUTICALS INCORPORATED+                                                                  1,624,632
      361,100  ISOLAGEN INCORPORATED+                                                                                 2,271,319
      286,550  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                  10,906,093
       84,500  OSI PHARMACEUTICALS INCORPORATED+                                                                      3,493,230
      288,200  PENWEST PHARMACEUTICALS COMPANY+                                                                       3,562,152
      561,600  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                                 9,912,240
      528,600  PROTEIN DESIGN LABS INCORPORATED+                                                                      8,452,314
      601,400  SANTARUS INCORPORATED SANTARUS+                                                                        2,922,804
      155,900  UNITED THERAPEUTICS CORPORATION+                                                                       7,123,850
      167,400  ZYMOGENETICS INCORPORATED+                                                                             2,554,524

                                                                                                                     81,292,000
                                                                                                                 --------------

COAL MINING - 0.91%
      266,500  ALPHA NATURAL RESOURCES INCORPORATED+                                                                  7,640,555
                                                                                                                 --------------

COMMUNICATIONS - 3.96%
      186,600  EQUINIX INCORPORATED+                                                                                  7,900,644
    1,670,100  EXTREME NETWORKS INCORPORATED+                                                                         9,836,889
      135,200  INPHONIC INCORPORATED+<<                                                                               3,071,068
      366,400  LIN TV CORPORATION CLASS A+                                                                            6,203,152
      262,100  NOVATEL WIRELESS INCORPORATED+<<                                                                       2,817,575
    5,472,800  TERREMARK WORLDWIDE INCORPORATED+                                                                      3,557,320

                                                                                                                     33,386,648
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.64%
      156,400  WESTERN GAS RESOURCES INCORPORATED                                                                     5,387,980
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.29%
      277,000  ATHEROS COMMUNICATIONS+<<                                                                              2,844,790
      292,000  BENCHMARK ELECTRONICS INCORPORATED+<<                                                                  9,294,360
      278,300  DSP GROUP INCORPORATED+                                                                                7,169,008
      576,300  MATTSON TECHNOLOGY INCORPORATED+                                                                       4,575,822
      254,100  NICE SYSTEMS LIMITED SPON ADR+                                                                         8,187,102
      534,100  NMS COMMUNICATIONS CORPORATION+<<                                                                      2,291,289
      229,300  NOVELLUS SYSTEMS INCORPORATED+<<                                                                       6,129,189
    1,167,400  PMC-SIERRA INCORPORATED+<<                                                                            10,273,120
      333,000  POLYCOM INCORPORATED+<<                                                                                5,644,350
      414,000  REGAL-BELOIT CORPORATION                                                                              11,919,060
      694,900  TEKELEC+                                                                                              11,076,706
      193,400  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                              7,351,134

                                                                                                                     86,755,930
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.06%
      227,600  CEPHALON INCORPORATED+                                                                                10,658,508
      315,000  CORE LABORATORIES NV+                                                                                  8,086,050
      385,500  DIGITAS INCORPORATED+                                                                                  3,893,550
      377,200  NEUROCHEM INCORPORATED+<<                                                                              4,492,452

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (CONTINUED)
    191,100  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                    $    9,258,795
    285,600  SYMYX TECHNOLOGIES INCORPORATED+                                                                         6,297,480

                                                                                                                     42,686,835
                                                                                                                 --------------

FURNITURE & FIXTURES - 0.92%
    413,500  TEMPUR-PEDIC INTERNATIONAL+                                                                              7,715,910
                                                                                                                 --------------

HEALTH SERVICES - 5.55%
    270,400  COMMUNITY HEALTH SYSTEMS+<<                                                                              9,439,664
    948,400  HUMAN GENOME SCIENCES INCORPORATED+                                                                      8,744,248
    100,850  LCA-VISION INCORPORATED                                                                                  3,358,305
    314,200  NEKTAR THERAPEUTICS+                                                                                     4,379,948
    467,600  VALEANT PHARMACEUTICALS INTERNATIONAL                                                                   10,530,352
    653,800  VICURON PHARMACEUTICALS INCORPORATED+<<                                                                 10,303,888

                                                                                                                     46,756,405
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.41%
    362,800  CAPITAL LEASE FUNDING INCORPORATED                                                                       4,008,940
    457,600  SAXON CAPITAL INCORPORATED                                                                               7,847,840

                                                                                                                     11,856,780
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.76%
    159,200  GAYLORD ENTERTAINMENT COMPANY+                                                                           6,431,680
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.90%
    141,800  ENGINEERED SUPPORT SYSTEMS INCORPORATED<<                                                                7,589,136
                                                                                                                 --------------

INSURANCE CARRIERS - 2.56%
    219,700  ARGONAUT GROUP INCORPORATED+                                                                             4,662,034
    290,300  AXIS CAPITAL HOLDINGS LIMITED                                                                            7,849,712
    101,300  MOLINA HEALTHCARE INCORPORATED+                                                                          4,668,917
    172,100  PXRE GROUP LIMITED                                                                                       4,414,365

                                                                                                                     21,595,028
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.26%
    167,800  ANIMAS CORPORATION+                                                                                      3,391,238
    218,500  ARTHROCARE CORPORATION+                                                                                  6,227,250
    241,600  BEI TECHNOLOGIES INCORPORATED                                                                            5,791,152
    296,900  COHERENT INCORPORATED+                                                                                  10,023,344
    291,700  ESTERLINE TECHNOLOGIES CORPORATION+                                                                     10,078,235
    292,300  FORMFACTOR INCORPORATED+                                                                                 6,617,672
  1,044,000  LTX CORPORATION+                                                                                         4,635,360
    253,200  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                       3,813,192
    117,800  SONOSITE INCORPORATED+                                                                                   3,060,444
    238,600  SYNERON MEDICAL LIMITED+                                                                                 7,601,796
    348,600  WRIGHT MEDICAL GROUP INCORPORATED+                                                                       8,366,400

                                                                                                                     69,606,083
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.82%
    501,800  K2 INCORPORATED+                                                                                         6,899,750
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MISCELLANEOUS RETAIL - 1.41%
    593,000  MARVEL ENTERPRISES INCORPORATED+                                                                    $   11,860,000
                                                                                                                 --------------

MOTION PICTURES - 0.63%
    234,000  MACROVISION CORPORATION+                                                                                 5,332,860
                                                                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.83%
    220,100  OVERNITE CORPORATION                                                                                     7,040,999
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.24%
    455,000  CAPITALSOURCE INCORPORATED+                                                                             10,465,000
                                                                                                                 --------------

OIL & GAS EXTRACTION - 3.31%
    425,200  COMSTOCK RESOURCES INCORPORATED+                                                                        12,220,248
    141,200  PIONEER NATURAL RESOURCES COMPANY                                                                        6,032,064
    374,100  TODCO+<<                                                                                                 9,666,744

                                                                                                                     27,919,056
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.69%
    642,000  PLAYTEX PRODUCTS+                                                                                        5,778,000
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.43%
    103,400  INTEROIL CORPORATION+<<                                                                                  3,614,864
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.99%
    368,800  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      8,891,768
    355,800  BELDEN CDT INCORPORATED                                                                                  7,902,318

                                                                                                                     16,794,086
                                                                                                                 --------------

RAILROAD TRANSPORTATION - 0.66%
    214,100  GENESEE & WYOMING INCORPORATED+                                                                          5,547,331
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.58%
    291,050  JARDEN CORPORATION+                                                                                     13,353,374
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.34%
  1,865,700  INSTINET GROUP INCORPORATED+                                                                            10,970,316
    820,600  NASDAQ STOCK MARKET INCORPORATED+                                                                        8,780,420

                                                                                                                     19,750,736
                                                                                                                 --------------

TRANSPORTATION BY AIR - 1.83%
    648,100  AIRTRAN HOLDINGS INCORPORATED+<<                                                                         5,865,305
    101,300  CHC HELICOPTER CORPORATION                                                                               4,655,748
    265,500  SKYWEST INCORPORATED                                                                                     4,935,645

                                                                                                                     15,456,698
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.09%
    432,300  GENCORP INCORPORATED+                                                                                    8,646,000
    366,600  WABASH NATIONAL CORPORATION+                                                                             8,945,040

                                                                                                                     17,591,040
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
WATER TRANSPORTATION - 1.31%
    276,700  DIANA SHIPPING INCORPORATED+<<                                                                      $    4,576,618
    331,500  DRYSHIPS INCORPORATED+                                                                                   6,460,935

                                                                                                                     11,037,553
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.42%
    532,000  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                           11,996,600
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.48%
    294,500  CYTYC CORPORATION+<<                                                                                     6,776,445
    276,300  HUGHES SUPPLY INCORPORATED                                                                               8,219,925
    226,100  NUCO2 INCORPORATED+                                                                                      5,946,430

                                                                                                                     20,942,800
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $791,656,787)                                                                             830,444,786
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 5.66%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.26%
  2,186,580  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          2,186,580
                                                                                                                 --------------

PRINCIPAL                                                                       INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 5.40%
$17,500,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
             (MATURITY VALUE $17,501,424)                                              2.93%       04/01/2005        17,500,000
 28,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
               (MATURITY VALUE $28,002,240)                                            2.88        04/01/2005        28,000,000

                                                                                                                     45,500,000
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $47,686,580)                                                         47,686,580
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 0.00%

WHOLESALE TRADE-DURABLE GOODS - 0.00%
     91,364  TIMCO AVIATION SERVICES INCORPORATED&&&(a)                                8.00        01/02/2007                 0
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (COST $100)                                                                                     0
                                                                                                                 --------------

SHARES

WARRANTS - 0.00%
     36,152  TIMCO AVIATION SERVICES INCORPORATED (EXPIRES ON FEB 27, 2007)+                                                  4

TOTAL WARRANTS (COST $0)                                                                                                      4
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 3.76%

MUTUAL FUND - 3.76%
 31,723,612  WELLS FARGO MONEY MARKET TRUST~++                                                                   $   31,723,612
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $31,723,612)                                                                      31,723,612
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $871,067,079)*                               107.92%                                                       $  909,854,982
OTHER ASSETS AND LIABILITIES, NET                   (7.92)                                                          (66,792,650)
                                                   ------                                                        --------------
TOTAL NET ASSETS                                   100.00%                                                       $  843,062,332
                                                   ======                                                        ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $31,723,612.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $13,164,800. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.07% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                           PORTFOLIO OF INVESTMENTS
                                                   -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 96.94%

APPAREL & ACCESSORY STORES - 2.88%
    206,290    ANN TAYLOR STORES CORPORATION+<<                                                                  $    5,278,961
    280,360    CACHE INCORPORATED+                                                                                    3,798,878
    206,930    JOS.A. BANK CLOTHIERS INCORPORATED+<<                                                                  6,063,049

                                                                                                                     15,140,888
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.78%
    227,950    RUSSELL CORPORATION                                                                                    4,121,336
                                                                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.09%
    174,346    DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                          5,715,062
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.99%
    173,050    WCI COMMUNITIES INCORPORATED+<<                                                                        5,205,344
                                                                                                                 --------------

BUSINESS SERVICES - 4.52%
    115,030    AVOCENT CORPORATION+                                                                                   2,951,670
    319,390    BISYS GROUP INCORPORATED+<<                                                                            5,008,035
    146,930    NCO GROUP INCORPORATED+                                                                                2,872,481
    295,300    NDCHEALTH CORPORATION+<<                                                                               4,718,894
    359,520    RENT-WAY INCORPORATED+                                                                                 2,948,064
    704,090    TIBCO SOFTWARE INCORPORATED+                                                                           5,245,471

                                                                                                                     23,744,615
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 3.59%
    203,590    AGRIUM INCORPORATED                                                                                    3,715,517
    205,590    GREAT LAKES CHEMICAL CORPORATION                                                                       6,603,551
    112,640    LUBRIZOL CORPORATION                                                                                   4,577,690
    118,000    PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                           3,945,920

                                                                                                                     18,842,678
                                                                                                                 --------------

COAL MINING - 0.81%
    148,190    ALPHA NATURAL RESOURCES INCORPORATED+<<                                                                4,248,607
                                                                                                                 --------------

COMMUNICATIONS - 4.80%
  1,266,480    CINCINNATI BELL INCORPORATED+                                                                          5,382,540
    240,520    CT COMMUNICATIONS INCORPORATED                                                                         2,532,676
    236,470    FAIRPOINT COMMUNICATIONS INCORPORATED                                                                  3,539,956
    235,390    IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                          4,590,105
    663,580    MEDIACOM COMMUNICATIONS CORPORATION+                                                                   4,339,813
    331,050    VALOR COMMUNICATIONS GROUP INCORPORATED                                                                4,790,293

                                                                                                                     25,175,383
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.77%
    271,946    BROOKLINE BANCORP INCORPORATED                                                                         4,051,995
    117,980    CULLEN FROST BANKERS INCORPORATED                                                                      5,326,797
    311,190    DIME COMMUNITY BANCSHARES                                                                              4,730,088
    214,310    FIRST FINANCIAL BANCORP                                                                                3,911,158
    137,310    FIRST REPUBLIC BANK                                                                                    4,444,725
    246,180    FRANKLIN BANK CORPORATION+                                                                             4,246,605

PORTFOLIO OF INVESTMENTS                           WELLS FARGO MASTER PORTFOLIOS
-- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                          VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
    171,840    PFF BANCORP INCORPORATED                                                                          $    4,742,784
    312,180    PROVIDENT FINANCIAL SERVICES INCORPORATED                                                              5,338,278
    180,280    SOUTH FINANCIAL GROUP INCORPORATED                                                                     5,505,751
    262,200    SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED                                                         4,811,370
    210,960    SUSQUEHANNA BANCSHARES INCORPORATED                                                                    5,143,205
    183,380    UMPQUA HOLDINGS CORPORATION                                                                            4,281,923

                                                                                                                     56,534,679
                                                                                                                 --------------

EATING & DRINKING PLACES - 2.27%
    502,510    CKE RESTAURANTS INCORPORATED+<<                                                                        7,964,783
    136,500    LANDRY'S RESTAURANTS INCORPORATED<<                                                                    3,947,580

                                                                                                                     11,912,363
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.10%
          0    ALLETE INCORPORATED                                                                                            1
    271,900    CLECO CORPORATION                                                                                      5,791,470

                                                                                                                      5,791,471
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.13%
    374,200    FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+<<                                                  5,736,486
    548,510    GRAFTECH INTERNATIONAL LIMITED+                                                                        3,121,022
    441,720    GSI LUMONICS INCORPORATED+                                                                             3,993,149
    319,100    OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                4,834,365
    341,900    PLEXUS CORPORATION+                                                                                    3,935,269
    245,400    WESTAR ENERGY INCORPORATED                                                                             5,310,456

                                                                                                                     26,930,747
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.33%
    242,780    URS CORPORATION+                                                                                       6,979,925
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.00%
    537,890    JACUZZI BRANDS INCORPORATED+<<                                                                         5,249,806
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 2.47%
    235,300    GOLD KIST INCORPORATED+                                                                                3,741,270
    391,140    HERCULES INCORPORATED+<<                                                                               5,663,707
    220,200    LANCE INCORPORATED                                                                                     3,538,614

                                                                                                                     12,943,591
                                                                                                                 --------------

HEALTH SERVICES - 0.79%
    129,400    APRIA HEALTHCARE GROUP INCORPORATED+                                                                   4,153,740
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 10.30%
    207,200    AMERICAN CAMPUS COMMUNITIES<<                                                                          4,351,200
    286,660    BIOMED PROPERTY TRUST INCORPORATED                                                                     5,905,196
    134,330    EASTGROUP PROPERTIES INCORPORATED                                                                      5,064,241
    249,890    EQUITY ONE INCORPORATED                                                                                5,145,235
    367,190    FELCOR LODGING TRUST INCORPORATED+<<                                                                   4,564,172
    153,800    GLADSTONE CAPITAL CORPORATION                                                                          3,263,636
    237,650    NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                                                            4,802,907

WELLS FARGO MASTER PORTFOLIOS                           PORTFOLIO OF INVESTMENTS
                                                   -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                          VALUE

HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
    137,210    PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                         $    5,532,307
    129,180    SOVRAN SELF STORAGE INCORPORATED                                                                       5,119,403
    339,550    STRATEGIC HOTEL CAPITAL INCORPORATED                                                                   4,991,385
    249,160    SUNSTONE HOTEL INVESTORS INCORPORATED                                                                  5,344,482

                                                                                                                     54,084,164
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.26%
    231,810    COST PLUS INCORPORATED+                                                                                6,231,053
    226,400    LINENS `N THINGS INCORPORATED+<<                                                                       5,621,512

                                                                                                                     11,852,565
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.47%
    258,400    AZTAR CORPORATION+<<                                                                                   7,379,904
    138,220    GAYLORD ENTERTAINMENT COMPANY+                                                                         5,584,088

                                                                                                                     12,963,992
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.18%
    556,580    DOT HILL SYSTEMS CORPORATION+                                                                          3,311,651
    390,760    EMULEX CORPORATION+<<                                                                                  7,361,919
    340,180    NETGEAR INCORPORATED+<<                                                                                5,133,316
    265,632    SPARTECH CORPORATION                                                                                   5,272,795
    377,200    WESTERN DIGITAL CORPORATION+<<                                                                         4,809,300
    167,400    YORK INTERNATIONAL CORPORATION<<                                                                       6,558,732

                                                                                                                     32,447,713
                                                                                                                 --------------

INSURANCE CARRIERS - 4.76%
    343,080    AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                      4,387,993
    192,070    ARGONAUT GROUP INCORPORATED+                                                                           4,075,726
    123,740    INFINITY PROPERTY AND CASUALTY CORPORATION                                                             3,868,112
    193,030    PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                 5,732,991
    399,910    UNIVERSAL AMERICAN FINANCIAL CORPORATION+                                                              6,918,443

                                                                                                                     24,983,265
                                                                                                                 --------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.83%
    210,380    LAIDLAW INTERNATIONAL INCORPORATED+                                                                    4,375,904
                                                                                                                 --------------

 MEASURING,ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.78%
    118,600    ARROW INTERNATIONAL INCORPORATED<<                                                                     4,073,910
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 1.63%
    270,590    ACTION PERFORMANCE COMPANIES INCORPORATED+<<                                                           3,579,905
    361,480    J JILL GROUP INCORPORATED+                                                                             4,973,965

                                                                                                                      8,553,870
                                                                                                                 --------------

MISCELLANEOUS SERVICES - 1.10%
    316,500    AGCO CORPORATION+<<                                                                                    5,776,125
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.50%
    149,390    FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                                                      2,612,831
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS                           WELLS FARGO MASTER PORTFOLIOS
-- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                          VALUE

OIL & GAS EXTRACTION - 3.85%
    425,700    BRIGHAM EXPLORATION COMPANY+                                                                      $    3,929,211
    214,240    CARRIZO OIL AND GAS INCORPORATED+                                                                      3,639,938
    357,390    KEY ENERGY SERVICES INCORPORATED+                                                                      4,099,263
    111,830    OCEANEERING INTERNATIONAL INCORPORATED+                                                                4,193,625
    106,690    WHITING PETROLEUM CORPORATION+                                                                         4,350,818

                                                                                                                     20,212,855
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.52%
    211,430    CARAUSTAR INDUSTRIES INCORPORATED+                                                                     2,727,447
                                                                                                                 --------------

PERSONAL SERVICES - 0.72%
     93,630    G & K SERVICES INCORPORATED CLASS A                                                                    3,772,353
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.91%
    397,570    GENERAL CABLE CORPORATION+<<                                                                           4,798,670
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.70%
    221,430    JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                            3,664,666
                                                                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.79%
    179,650    APPLIED FILMS CORPORATION+                                                                             4,153,508
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.98%
    164,660    CABOT MICROELECTRONICS CORPORATION+<<                                                                  5,167,031
                                                                                                                 --------------

TRANSPORTATION BY AIR - 1.00%
    578,020    AIRTRAN HOLDINGS INCORPORATED+<<                                                                       5,231,081
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 4.52%
    355,380    AFTERMARKET TECHNOLOGY CORPORATION+<<                                                                  5,863,770
    308,790    ARVIN INDUSTRIES INCORPORATED<<                                                                        4,776,981
    474,250    FLEETWOOD ENTERPRISES INCORPORATED+<<                                                                  4,125,975
    487,660    ORBITAL SCIENCES CORPORATION+<<                                                                        4,720,549
    339,420    TENNECO AUTOMOTIVE INCORPORATED+<<                                                                     4,229,173

                                                                                                                     23,716,448
                                                                                                                 --------------

TRANSPORTATION SERVICES - 1.42%
    225,390    GATX CORPORATION<<                                                                                     7,480,694
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.64%
    310,610    PERFORMANCE FOOD GROUP COMPANY+                                                                        8,597,685
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 4.76%
    283,830    ADESA INCORPORATED                                                                                     6,630,269
     98,990    BORGWARNER INCORPORATED                                                                                4,818,833
    270,570    INTERLINE BRANDS INCORPORATED+                                                                         5,170,593
    225,100    TECH DATA CORPORATION+                                                                                 8,342,206

                                                                                                                     24,961,901
                                                                                                                 --------------

TOTAL COMMON STOCKS (COST $453,466,540)                                                                             508,898,913
                                                                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS                           PORTFOLIO OF INVESTMENTS
                                                   -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                         VALUE

COLLATERAL FOR SECURITIES LENDING - 16.45%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.64%
  3,346,645    SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                   $    3,346,645
                                                                                                                 --------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 15.81%
$ 4,000,000    BLUE RIDGE ASSET FUNDING CORPORATION                                  2.65%        04/05/2005          3,998,760
  4,000,000    CEDAR SPRINGS CAPITAL COMPANY LLC                                     2.83         04/18/2005          3,994,760
  4,000,000    CIESCO LLC                                                            2.84         04/01/2005          4,000,000
  4,000,000    CONCORD MINUTEMEN CAPITAL COMPANY                                     2.74         04/06/2005          4,000,000
  4,000,000    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      2.81         04/22/2005          3,993,520
 60,000,000    DEUTSCHE BANK REPURCHASE AGREEMENT
               (MATURITY VALUE $60,004,800)                                          2.88         04/01/2005         60,000,000
  3,000,000    LIQUID FUNDING LIMITED                                                2.82         12/19/2005          3,000,000

                                                                                                                     82,987,040
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $86,333,685)                                                         86,333,685
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 3.26%

SHARES

MUTUAL FUND - 3.26%
 17,094,077    WELLS FARGO MONEY MARKET TRUST~++                                                                     17,094,077
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,094,077)                                                                      17,094,077
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $556,894,302)*                               116.65%                                                       $  612,326,675
OTHER ASSETS AND LIABILITIES, NET                  (16.65)                                                          (87,396,538)
                                                   ------                                                        --------------
TOTAL NET ASSETS                                   100.00%                                                       $  524,930,137
                                                   ======                                                        ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,094,077.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $9,314,500. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.00% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MASTER PORTFOLIOS                STATEMENT OF ASSETS AND LIABILITIES
                                                   -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       C&B LARGE      DISCIPLINED           EQUITY
                                                                       CAP VALUE           GROWTH           INCOME            INDEX
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..............................   $  544,972,524   $  182,261,497   $1,338,354,390   $1,855,997,040
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................                0                0      115,138,167      273,675,586
  INVESTMENTS IN AFFILIATES ...................................       39,971,162        2,356,011        3,481,832       17,542,210
                                                                  --------------   --------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........      584,943,686      184,617,508    1,456,974,389    2,147,214,836
                                                                  --------------   --------------   --------------   --------------
  CASH ........................................................                0                0                0                0
  FOREIGN CURRENCY, AT VALUE ..................................                0                0                0                0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............                0                0                0                0
  RECEIVABLE FOR INVESTMENTS SOLD .............................                0                0        6,000,152       17,000,884
  RECEIVABLES FOR DIVIDENDS AND INTEREST ......................          810,704           79,795        1,821,896        2,575,468
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...........                0                0                0            9,200
  PREPAID EXPENSES AND OTHER ASSETS ...........................                0                0                0            7,223
                                                                  --------------   --------------   --------------   --------------
TOTAL ASSETS ..................................................      585,754,390      184,697,303    1,464,796,437    2,166,807,611
                                                                  --------------   --------------   --------------   --------------

LIABILITIES
  PAYABLE TO CUSTODIAN FOR OVERDRAFTS .........................                0                0                0        2,690,821
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .....                0                0                0           21,750
  FOREIGN TAXES PAYABLE .......................................                0                0                0                0
  PAYABLE FOR INVESTMENTS PURCHASED ...........................        2,548,995                0                0           54,334
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......          369,032          121,132          675,849                0
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................                0            3,794            2,124              915
  UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS                0                0                0                0
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................                0                0      115,138,167      273,675,586
  ACCRUED EXPENSES AND OTHER LIABILITIES ......................            5,506           30,571           34,618                0
                                                                  --------------   --------------   --------------   --------------
TOTAL LIABILITIES .............................................        2,923,533          155,497      115,850,758      276,443,406
                                                                  --------------   --------------   --------------   --------------
TOTAL NET ASSETS ..............................................   $  582,830,857   $  184,541,806   $1,348,945,679   $1,890,364,205
                                                                  ==============   ==============   ==============   ==============
INVESTMENTS AT COST ...........................................   $  576,756,233   $  163,007,746   $1,130,690,355   $1,830,421,812
                                                                  ==============   ==============   ==============   ==============
FOREIGN CURRENCIES AT COST ....................................   $            0   $            0   $            0   $            0
                                                                  ==============   ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................   $            0   $            0   $  121,728,300   $  344,219,472
                                                                  ==============   ==============   ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES                WELLS FARGO MASTER PORTFOLIOS
-- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTERNATIONAL    INTERNATIONAL    INTERNATIONAL        LARGE CAP
                                                                          EQUITY           GROWTH            INDEX     APPRECIATION
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..............................   $  153,648,727   $  156,287,911   $  151,924,146   $  119,141,970
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................        7,012,641        7,398,731        4,786,120                0
  INVESTMENTS IN AFFILIATES ...................................        4,537,042        1,316,254        2,762,019        3,918,103
                                                                  --------------   --------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........      165,198,410      165,002,896      159,472,285      123,060,073
                                                                  --------------   --------------   --------------   --------------
  CASH ........................................................                0                0          350,000                0
  FOREIGN CURRENCY, AT VALUE ..................................                0           49,616        1,634,919                0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............                0                0          231,227                0
  RECEIVABLE FOR INVESTMENTS SOLD .............................           55,009          821,803           48,519                0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ......................        1,132,713          411,787          663,116          143,763
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...........                0                0                0                0
  PREPAID EXPENSES AND OTHER ASSETS ...........................                0                0                0                0
                                                                  --------------   --------------   --------------   --------------
TOTAL ASSETS ..................................................      166,386,132      166,286,102      162,400,066      123,203,836
                                                                  --------------   --------------   --------------   --------------

LIABILITIES
  PAYABLE TO CUSTODIAN FOR OVERDRAFTS .........................                0                0                0                0
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .....                0                0                0                0
  FOREIGN TAXES PAYABLE .......................................           11,974                0                0              424
  PAYABLE FOR INVESTMENTS PURCHASED ...........................          852,250          488,988           59,035          876,052
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......          137,964          144,100           61,847           75,193
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................            2,300              634              634            1,332
  UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS            3,211            9,660                0                0
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................        7,012,641        7,398,731        4,786,120                0
  ACCRUED EXPENSES AND OTHER LIABILITIES ......................           16,794           14,780            4,385           56,568
                                                                  --------------   --------------   --------------   --------------
TOTAL LIABILITIES .............................................        8,037,134        8,056,893        4,912,021        1,009,569
                                                                  --------------   --------------   --------------   --------------
TOTAL NET ASSETS ..............................................   $  158,348,998   $  158,229,209   $  157,488,045   $  122,194,267
                                                                  ==============   ==============   ==============   ==============
INVESTMENTS AT COST ...........................................   $  149,926,292   $  152,157,496   $  144,896,866   $  108,434,023
                                                                  ==============   ==============   ==============   ==============
FOREIGN CURRENCIES AT COST ....................................   $            0   $       49,639   $    1,664,614   $            0
                                                                  ==============   ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................   $    4,345,839   $    6,995,346   $    4,553,053   $            0
                                                                  ==============   ==============   ==============   ==============

                                                                       LARGE CAP    LARGE COMPANY                         SMALL CAP
                                                                           VALUE           GROWTH         OVERSEAS            INDEX
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..............................   $  357,708,914   $3,245,872,006   $  152,000,677   $  327,447,430
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................                0      131,188,095       10,233,394       67,993,083
  INVESTMENTS IN AFFILIATES ...................................        8,623,397       33,950,160        1,513,097        5,435,090
                                                                  --------------   --------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ...........      366,332,311    3,411,010,261      163,747,168      400,875,603
                                                                  --------------   --------------   --------------   --------------
  CASH ........................................................                0                0                0                0
  FOREIGN CURRENCY, AT VALUE ..................................                0                0        3,170,964                0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............                0                0                0           13,200
  RECEIVABLE FOR INVESTMENTS SOLD .............................       10,473,319                0                0                0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ......................          577,822        3,821,409          983,785          268,490
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...........                0                0                0                0
  PREPAID EXPENSES AND OTHER ASSETS ...........................                0            1,280            5,220                0
                                                                  --------------   --------------   --------------   --------------
TOTAL ASSETS ..................................................      377,383,452    3,414,832,950      167,907,137      401,157,293
                                                                  --------------   --------------   --------------   --------------

LIABILITIES
  PAYABLE TO CUSTODIAN FOR OVERDRAFTS .........................                0                0                0                0
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .....                0                0                0                0
  FOREIGN TAXES PAYABLE .......................................                0                0                0                0
  PAYABLE FOR INVESTMENTS PURCHASED ...........................        9,981,060                0           16,798                0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......          238,977        1,963,393          140,841           58,589
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................            1,164                0            1,846              352
  UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS                0                0                0                0
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................                0      131,188,095       10,233,394       67,993,083
  ACCRUED EXPENSES AND OTHER LIABILITIES ......................           21,462           14,600                0           11,515
                                                                  --------------   --------------   --------------   --------------
TOTAL LIABILITIES .............................................       10,242,663      133,166,088       10,392,879       68,063,539
                                                                  --------------   --------------   --------------   --------------
TOTAL NET ASSETS ..............................................   $  367,140,789   $3,281,666,862   $  157,514,258   $  333,093,754
                                                                  ==============   ==============   ==============   ==============
INVESTMENTS AT COST ...........................................   $  340,465,782   $3,055,060,425   $  128,381,729   $  324,301,565
                                                                  ==============   ==============   ==============   ==============
FOREIGN CURRENCIES AT COST ....................................   $            0   $            0   $    3,193,331   $            0
                                                                  ==============   ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ...........................   $            0   $  163,194,898   $    9,707,868   $   68,773,982
                                                                  ==============   ==============   ==============   ==============

WELLS FARGO MASTER PORTFOLIOS                STATEMENT OF ASSETS AND LIABILITIES
                                                   -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   SMALL COMPANY    SMALL COMPANY
                                                                          GROWTH            VALUE
                                                                       PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE...............................   $  830,444,790   $  508,898,913
  COLLATERAL FOR SECURITIES LOANED (NOTE 2)....................       47,686,580       86,333,685
  INVESTMENTS IN AFFILIATES....................................       31,723,612       17,094,077
                                                                  --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW)............      909,854,982      612,326,675
                                                                  --------------   --------------
  CASH.........................................................                0                0
  FOREIGN CURRENCY, AT VALUE...................................                0                0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS.............                0                0
  RECEIVABLE FOR INVESTMENTS SOLD..............................        4,106,484                0
  RECEIVABLES FOR DIVIDENDS AND INTEREST.......................          311,868          621,033
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES............                0                0
  PREPAID EXPENSES AND OTHER ASSETS............................                0                0
                                                                  --------------   --------------
TOTAL ASSETS...................................................      914,273,334      612,947,708
                                                                  --------------   --------------

LIABILITIES
  PAYABLE TO CUSTODIAN FOR OVERDRAFTS..........................                0                0
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS......                0                0
  FOREIGN TAXES PAYABLE........................................                0                0
  PAYABLE FOR INVESTMENTS PURCHASED............................       22,851,774        1,247,023
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)........          655,849          413,586
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR......................            1,051            1,485
  UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS                0                0
  PAYABLE FOR SECURITIES LOANED (NOTE 2).......................       47,686,580       86,333,685
  ACCRUED EXPENSES AND OTHER LIABILITIES.......................           15,748           21,792
                                                                  --------------   --------------
TOTAL LIABILITIES..............................................       71,211,002       88,017,571
                                                                  --------------   --------------
TOTAL NET ASSETS...............................................   $  843,062,332   $  524,930,137
                                                                  ==============   ==============
INVESTMENTS AT COST............................................   $  871,067,079   $  556,894,302
                                                                  ==============   ==============
FOREIGN CURRENCIES AT COST.....................................   $            0   $            0
                                                                  ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE............................   $   58,471,358   $   91,970,107
                                                                  ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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

WELLS FARGO MASTER PORTFOLIOS                 STATEMENT OF OPERATIONS -- FOR THE
                                     SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       C&B LARGE      DISCIPLINED           EQUITY
                                                                       CAP VALUE           GROWTH           INCOME            INDEX
                                                                    PORTFOLIO(2)        PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ................................................   $    2,080,229   $    1,501,169   $   22,924,433   $   22,988,396
  INTEREST ....................................................           97,697                0            4,724           17,995
  INCOME FROM AFFILIATED SECURITIES ...........................          230,211           57,416           67,037          485,062
  SECURITIES LENDING INCOME, NET ..............................                0            5,651           33,665          127,375
                                                                  --------------   --------------   --------------   --------------
TOTAL INVESTMENT INCOME .......................................        2,408,137        1,564,236       23,029,859       23,618,828
                                                                  --------------   --------------   --------------   --------------

EXPENSES
  ADVISORY FEES ...............................................          985,110          688,689        5,551,124          849,970
  CUSTODY FEES ................................................           26,364           18,365          159,297          193,417
  ACCOUNTING FEES .............................................                0                0                0                0
  AUDIT FEES ..................................................            5,721            9,972           10,470           11,619
  LEGAL FEES ..................................................              159               49            5,626              499
  SHAREHOLDER REPORTS .........................................            1,650               49            5,984            9,972
  TRUSTEES' FEES ..............................................            3,684            3,684            3,684            3,684
  OTHER FEES AND EXPENSES .....................................              699            1,103           20,549           28,721
                                                                  --------------   --------------   --------------   --------------
TOTAL EXPENSES ................................................        1,023,387          721,911        5,756,734        1,097,882
                                                                  --------------   --------------   --------------   --------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................          (14,323)              (8)      (1,100,976)        (908,442)
  NET EXPENSES ................................................        1,009,064          721,903        4,655,758          189,440
                                                                  --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS) ..................................        1,399,073          842,333       18,374,101       23,429,388
                                                                  --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND
  FOREIGN CURRENCY TRANSLATION ................................        1,606,644        3,267,066      185,552,770       48,284,021
  FUTURES TRANSACTIONS ........................................                0                0                0          612,054
  AFFILIATED SECURITIES .......................................                0                0                0          455,748
                                                                  --------------   --------------   --------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................        1,606,644        3,267,066      185,552,770       49,351,823
                                                                  --------------   --------------   --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND
  FOREIGN CURRENCY TRANSLATION ................................        8,187,453        7,851,458      (66,942,468)      53,715,790
  FORWARD FOREIGN CURRENCY CONTRACTS ..........................                0                0                0                0
  FUTURES TRANSACTIONS ........................................                0                0                0           83,125
                                                                  --------------   --------------   --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS .................................................        8,187,453        7,851,458      (66,942,468)      53,798,915
                                                                  ==============   ==============   ==============   ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........        9,794,097       11,118,524      118,610,302      103,150,738
                                                                  --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   11,193,170   $   11,960,857   $  136,984,403   $  126,580,126
                                                                  ==============   ==============   ==============   ==============

  (1) NET OF FOREIGN WITHHOLDING TAXES OF .....................   $            0   $            0   $       18,635   $            0
  (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.
  (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE                 WELLS FARGO MASTER PORTFOLIOS
SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   INTERNATIONAL    INTERNATIONAL    INTERNATIONAL        LARGE CAP
                                                                          EQUITY           GROWTH            INDEX     APPRECIATION
                                                                       PORTFOLIO     PORTFOLIO(3)     PORTFOLIO(3)        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ................................................   $    1,648,021   $      823,568   $    1,560,715   $    1,194,878
  INTEREST ....................................................                0           21,727           46,849                0
  INCOME FROM AFFILIATED SECURITIES ...........................           32,881           36,511           20,766           34,431
  SECURITIES LENDING INCOME, NET ..............................           23,107              789              261            2,560
                                                                  --------------   --------------   --------------   --------------
TOTAL INVESTMENT INCOME .......................................        1,704,009          882,595        1,628,591        1,231,869
                                                                  --------------   --------------   --------------   --------------

EXPENSES
  ADVISORY FEES ...............................................          810,608          724,217          271,011          418,221
  CUSTODY FEES ................................................           85,327           76,233           77,432           11,949
  ACCOUNTING FEES .............................................           10,776            3,494            3,494                0
  AUDIT FEES ..................................................           13,064           10,668            7,760            6,234
  LEGAL FEES ..................................................          491,940            1,940               49               49
  SHAREHOLDER REPORTS .........................................              373               48               48               49
  TRUSTEES' FEES ..............................................            3,684            3,684            3,684            3,684
  OTHER FEES AND EXPENSES .....................................            6,519            3,127            3,555              728
                                                                  --------------   --------------   --------------   --------------
TOTAL EXPENSES ................................................          930,400          823,411          368,924          440,914
                                                                  --------------   --------------   --------------   --------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................           (3,236)          (1,428)            (617)              (3)
  NET EXPENSES ................................................          927,164          821,983          368,307          440,911
                                                                  --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS) ..................................          776,845           60,612        1,260,284          790,958
                                                                  --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND
  FOREIGN CURRENCY TRANSLATION ................................       61,097,438        3,774,921        1,839,502        6,341,704
  FUTURES TRANSACTIONS ........................................                0                0          256,101                0
  AFFILIATED SECURITIES .......................................                0                0                0                0
                                                                  --------------   --------------   --------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................       61,097,438        3,774,921        2,095,603        6,341,704
                                                                  --------------   --------------   --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND
  FOREIGN CURRENCY TRANSLATION ................................      (42,007,616)      12,846,773       14,541,006        5,490,526
  FORWARD FOREIGN CURRENCY CONTRACTS ..........................           (3,211)          (9,660)               0                0
  FUTURES TRANSACTIONS ........................................                0                0          (56,926)               0
                                                                  --------------   --------------   --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS .................................................      (42,010,827)      12,837,113       14,484,080        5,490,526
                                                                  ==============   ==============   ==============   ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........       19,086,611       16,612,034       16,579,683       11,832,230
                                                                  --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   19,863,456   $   16,672,646   $   17,839,967   $   12,623,188
                                                                  ==============   ==============   ==============   ==============

  (1) NET OF FOREIGN WITHHOLDING TAXES OF .....................   $      202,214   $      101,356   $      167,550   $            0
  (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.
  (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

                                                                       LARGE CAP    LARGE COMPANY                         SMALL CAP
                                                                           VALUE           GROWTH         OVERSEAS            INDEX
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ................................................   $    3,065,752   $   35,465,412   $    1,754,725   $    1,905,198
  INTEREST ....................................................           37,403                0            6,398            3,858
  INCOME FROM AFFILIATED SECURITIES ...........................           66,598          309,307           16,222           59,395
  SECURITIES LENDING INCOME, NET ..............................            8,964          109,962           35,760           80,568
                                                                  --------------   --------------   --------------   --------------
TOTAL INVESTMENT INCOME .......................................        3,178,717       35,884,681        1,813,105        2,049,019
                                                                  --------------   --------------   --------------   --------------

EXPENSES
  ADVISORY FEES ...............................................        1,091,543       11,669,549          758,426          330,015
  CUSTODY FEES ................................................           29,108          349,491           79,834           33,002
  ACCOUNTING FEES .............................................                0                0           13,712                0
  AUDIT FEES ..................................................            7,730           12,816            9,324            9,375
  LEGAL FEES ..................................................               49           13,563              450               49
  SHAREHOLDER REPORTS .........................................               49           34,405              399               49
  TRUSTEES' FEES ..............................................            3,684            3,684            3,684            3,684
  OTHER FEES AND EXPENSES .....................................              116           20,505            3,667            1,622
                                                                  --------------   --------------   --------------   --------------
TOTAL EXPENSES ................................................        1,132,279       12,104,013          869,496          377,796
                                                                  --------------   --------------   --------------   --------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................                0           (7,127)            (323)        (111,085)
  NET EXPENSES ................................................        1,132,279       12,096,886          869,173          266,711
                                                                  --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS) ..................................        2,046,438       23,787,795          943,932        1,782,308
                                                                  --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND
  FOREIGN CURRENCY TRANSLATION ................................       14,512,774       58,584,176        6,935,042        6,648,999
  FUTURES TRANSACTIONS ........................................                0                0                0          384,036
  AFFILIATED SECURITIES .......................................                0                0                0                0
                                                                  --------------   --------------   --------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................       14,512,774       58,584,176        6,935,042        7,033,035
                                                                  --------------   --------------   --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND
  FOREIGN CURRENCY TRANSLATION ................................       14,597,384      (44,270,558)      16,570,724       24,118,603
  FORWARD FOREIGN CURRENCY CONTRACTS ..........................                0                0                0                0
  FUTURES TRANSACTIONS ........................................                0                0                0         (255,275)
                                                                  --------------   --------------   --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS .................................................       14,597,384      (44,270,558)      16,570,724       23,863,328
                                                                  ==============   ==============   ==============   ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........       29,110,158       14,313,618       23,505,766       30,896,363
                                                                  --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   31,156,596   $   38,101,413   $   24,449,698   $   32,678,671
                                                                  ==============   ==============   ==============   ==============

  (1) NET OF FOREIGN WITHHOLDING TAXES OF .....................   $            0   $            0   $      184,103   $          308
  (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.
  (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

WELLS FARGO MASTER PORTFOLIOS      STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS
                                                ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   SMALL COMPANY    SMALL COMPANY
                                                                          GROWTH            VALUE
                                                                       PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ................................................   $    1,938,810   $    3,223,905
  INTEREST ....................................................           12,901                0
  INCOME FROM AFFILIATED SECURITIES ...........................          198,112          144,303
  SECURITIES LENDING INCOME, NET ..............................           54,251          115,492
                                                                  --------------   --------------
TOTAL INVESTMENT INCOME .......................................        2,204,074        3,483,700
                                                                  --------------   --------------

EXPENSES
  ADVISORY FEES ...............................................        3,727,513        2,239,636
  CUSTODY FEES ................................................           84,773           49,832
  ACCOUNTING FEES .............................................                0                0
  AUDIT FEES ..................................................           10,221            9,375
  LEGAL FEES ..................................................            1,496               49
  SHAREHOLDER REPORTS .........................................            8,974               49
  TRUSTEES' FEES ..............................................            3,684            3,684
  OTHER FEES AND EXPENSES .....................................            4,761            3,072
                                                                  --------------   --------------
TOTAL EXPENSES ................................................        3,841,422        2,305,697
                                                                  --------------   --------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................             (230)         (36,104)
  NET EXPENSES ................................................        3,841,192        2,269,593
                                                                  --------------   --------------
NET INVESTMENT INCOME (LOSS) ..................................       (1,637,118)       1,214,107
                                                                  --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION ......................................       63,885,248       56,273,511
  FUTURES TRANSACTIONS ........................................                0                0
  AFFILIATED SECURITIES .......................................                0                0
                                                                  --------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................       63,885,248       56,273,511
                                                                  --------------   --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN
    CURRENCY TRANSLATION .                                           (22,348,487)          (6,674)
  FORWARD FOREIGN CURRENCY CONTRACTS ..........................                0                0
  FUTURES TRANSACTIONS ........................................                0                0
                                                                  --------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS .................................................      (22,348,487)          (6,674)
                                                                  ==============   ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........       41,536,761       56,266,837
                                                                  --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $   39,899,643   $   57,480,944
                                                                  ==============   ==============
  (1)  NET OF FOREIGN WITHHOLDING TAXES OF ....................   $        5,863   $            0
  (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.
  (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    C&B LARGE CAP
                                                 VALUE PORTFOLIO(1)
                                                 ------------------
                                                        (UNAUDITED)
                                                            FOR THE
                                                       PERIOD ENDED
                                                     MARCH 31, 2005
-------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................   $              0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................          1,399,073
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....          1,606,644
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..............          8,187,453
                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         11,193,170
                                                   ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ...............................        579,430,318
   WITHDRAWALS .................................         (7,792,631)
                                                   ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............        571,637,687
                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........        582,830,857
                                                   ----------------
ENDING NET ASSETS ..............................   $    582,830,857
                                                   ================

(1) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                      DISCIPLINED GROWTH PORTFOLIO               EQUITY INCOME PORTFOLIO
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................   $    178,341,304    $     68,952,232    $  1,739,060,014    $  1,722,271,878

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................            842,333             422,486          18,374,101          33,621,007
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....          3,267,066           8,120,696         185,552,770         120,946,408
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..............          7,851,458           1,213,865         (66,942,468)        130,168,706
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................         11,960,857           9,757,047         136,984,403         284,736,121
                                                   ----------------    ----------------    ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ...............................          2,563,210         117,935,478          13,675,170          62,374,582
   WITHDRAWALS .................................         (8,323,565)        (18,303,453)       (540,773,908)       (330,322,567)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............         (5,760,355)         99,632,025        (527,098,738)       (267,947,985)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........          6,200,502         109,389,072        (390,114,335)         16,788,136
                                                   ----------------    ----------------    ----------------    ----------------
ENDING NET ASSETS ..............................   $    184,541,806    $    178,341,304    $  1,348,945,679    $  1,739,060,014
                                                   ================    ================    ================    ================

                                                             INDEX PORTFOLIO
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................   $  1,846,126,209    $  1,519,471,820

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................         23,429,388          30,419,342
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....         49,351,823          20,460,405
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..............         53,798,915         161,202,670
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................        126,580,126         212,082,417
                                                   ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ...............................         89,553,980         298,540,563
   WITHDRAWALS .................................       (171,896,110)       (183,968,591)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............        (82,342,130)        114,571,972
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........         44,237,996         326,654,389
                                                   ----------------    ----------------
ENDING NET ASSETS ..............................   $  1,890,364,205    $  1,846,126,209
                                                   ================    ================

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            INTERNATIONAL       INTERNATIONAL
                                                                                                GROWTH              INDEX
                                                      INTERNATIONAL EQUITY PORTFOLIO         PORTFOLIO(2)        PORTFOLIO(2)
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)         (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED        PERIOD ENDED        PERIOD ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005      MARCH 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................   $    461,906,264    $    558,639,567    $              0    $              0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................            776,845           4,097,628              60,612           1,260,284
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....         61,097,438          35,988,895           3,774,921           2,095,603
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ............        (42,010,827)         26,097,428          12,837,113          14,484,080
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................         19,863,456          66,183,951          16,672,646          17,839,967
                                                   ----------------    ----------------    ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................         10,736,847          55,396,567         158,335,896         154,700,241
   WITHDRAWALS .................................       (334,157,569)       (218,313,821)        (16,779,333)        (15,052,163)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS
   IN INVESTORS' BENEFICIAL INTERESTS ..........       (323,420,722)       (162,917,254)        141,556,563         139,648,078
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........       (303,557,266)        (96,733,303)        158,229,209         157,488,045
                                                   ----------------    ----------------    ----------------    ----------------
ENDING NET ASSETS ..............................   $    158,348,998    $    461,906,264    $    158,229,209    $    157,488,045
                                                   ================    ================    ================    ================

(2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                     LARGE CAP VALUE
                                                     LARGE CAP APPRECIATION PORTFOLIO                   PORTFOLIO
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................   $    114,158,777    $     87,988,404    $    225,993,634    $    176,504,265

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................            790,958             490,638           2,046,438           2,621,682
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....          6,341,704           8,831,645          14,512,774          13,518,763
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ............          5,490,526             332,152          14,597,384          15,926,689
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ............................         12,623,188           9,654,435          31,156,596          32,067,134
                                                   ----------------    ----------------    ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................          4,968,952          31,152,727         129,693,204          39,668,894
   WITHDRAWALS .................................         (9,556,650)        (14,636,789)        (19,702,645)        (22,246,659)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS
   IN INVESTORS' BENEFICIAL INTERESTS ..........         (4,587,698)         16,515,938         109,990,559          17,422,235
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........          8,035,490          26,170,373         141,147,155          49,489,369
                                                   ----------------    ----------------    ----------------    ----------------
ENDING NET ASSETS ..............................   $    122,194,267    $    114,158,777    $    367,140,789    $    225,993,634
                                                   ================    ================    ================    ================

                                                              LARGE COMPANY
                                                             GROWTH PORTFOLIO
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................   $  3,403,979,864    $  3,142,794,537

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................         23,787,795          (2,998,613)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....         58,584,176          27,110,210
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ............        (44,270,558)         56,425,249
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS ............................         38,101,413          80,536,846
                                                   ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................        117,708,977         617,149,615
   WITHDRAWALS .................................       (278,123,392)       (436,501,134)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS'  BENEFICIAL INTERESTS ............       (160,414,415)        180,648,481
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........       (122,313,002)        261,185,327
                                                   ----------------    ----------------
ENDING NET ASSETS ..............................   $  3,281,666,862    $  3,403,979,864
                                                   ================    ================

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           OVERSEAS PORTFOLIO(3)
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED        PERIOD ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................   $    155,296,981    $              0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................            943,932           3,949,505
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....          6,935,042           6,412,521
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............         16,570,724          18,770,563
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................         24,449,698          29,132,589
                                                   ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................          1,226,639         158,805,034
   WITHDRAWALS .................................        (23,459,060)        (32,640,642)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............        (22,232,421)        126,164,392
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........          2,217,277         155,296,981
                                                   ----------------    ----------------
ENDING NET ASSETS ..............................   $    157,514,258    $    155,296,981
                                                   ================    ================

(3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                         SMALL CAP INDEX PORTFOLIO            SMALL COMPANY GROWTH PORTFOLIO
                                                   ------------------------------------    ------------------------------------
                                                        (UNAUDITED)                             (UNAUDITED)
                                                            FOR THE             FOR THE             FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004      MARCH 31, 2005  SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................   $    311,448,570    $    239,357,242    $    798,352,072    $    673,051,277

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................          1,782,308           2,720,043          (1,637,118)         (4,997,941)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....          7,033,035          19,154,353          63,885,248         133,365,380
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............         23,863,328          36,954,209         (22,348,487)        (43,446,929)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................         32,678,671          58,828,605          39,899,643          84,920,510
                                                   ----------------    ----------------    ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................         14,563,705          53,926,147          59,132,487         128,018,265
   WITHDRAWALS .................................        (25,597,192)        (40,663,424)        (54,321,870)        (87,637,980)
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............        (11,033,487)         13,262,723           4,810,617          40,380,285
                                                   ----------------    ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........         21,645,184          72,091,328          44,710,260         125,300,795
                                                   ----------------    ----------------    ----------------    ----------------
ENDING NET ASSETS ..............................   $    333,093,754    $    311,448,570    $    843,062,332    $    798,352,072
                                                   ================    ================    ================    ================

                                                      SMALL COMPANY VALUE PORTFOLIO
                                                   ------------------------------------
                                                        (UNAUDITED)
                                                            FOR THE             FOR THE
                                                   SIX MONTHS ENDED          YEAR ENDED
                                                     MARCH 31, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................   $    445,746,360    $    291,539,627

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................          1,214,107           2,087,792
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....         56,273,511          49,788,049
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .............             (6,674)         23,772,645
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................         57,480,944          75,648,486
                                                   ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...............................         55,450,923         130,115,327
   WITHDRAWALS .................................        (33,748,090)        (51,557,080)
                                                   ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
  INVESTORS' BENEFICIAL INTERESTS ..............         21,702,833          78,558,247
                                                   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........         79,183,777         154,206,733
                                                   ----------------    ----------------
ENDING NET ASSETS ..............................   $    524,930,137    $    445,746,360
                                                   ================    ================

WELLS FARGO MASTER PORTFOLIOS                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         --------------------------------------------------               PORTFOLIO
                                                         NET INVESTMENT      GROSS     EXPENSES         NET        TOTAL   TURNOVER
                                                          INCOME (LOSS)   EXPENSES       WAIVED    EXPENSES    RETURN(2)       RATE
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 6, 2004(3) TO MARCH 31, 2005 (UNAUDITED) .....        1.06%         0.78%      (0.01)%       0.77%        0.93%         5%

DISCIPLINED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        0.92%         0.79%       0.00%        0.79%        6.67%        28%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.28%         0.80%      (0.26)%       0.54%        9.88%        87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.28%         0.88%      (0.15)%       0.73%       25.65%       117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.27%         0.91%      (0.18)%       0.73%      (12.57)%      156%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        0.15%         0.82%      (0.10)%       0.72%      (20.55)%      181%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        0.20%         0.84%      (0.09)%       0.75%       19.94%       106%

EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        2.31%         0.72%      (0.14)%       0.58%        8.71%         4%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        1.86%         0.77%      (0.21)%       0.56%       17.04%        11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        2.01%         0.78%      (0.11)%       0.67%       20.66%         9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        1.61%         0.78%      (0.10)%       0.68%      (19.49)%       12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        1.29%         0.78%      (0.10)%       0.68%       (8.61)%        3%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        1.42%         0.76%      (0.09)%       0.67%        1.59%         9%

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        2.42%         0.11%      (0.09)%       0.02%        6.87%         3%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        1.71%         0.17%      (0.14)%       0.03%       13.87%         2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        1.70%         0.18%      (0.05)%       0.13%       24.42%         3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        1.40%         0.18%      (0.05)%       0.13%      (20.52)%        4%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        1.23%         0.18%      (0.05)%       0.13%      (26.56)%        2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        1.13%         0.18%      (0.05)%       0.13%       13.21%         8%

INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        0.91%         1.09%       0.00%        1.09%       10.77%        81%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.86%         1.11%      (0.15)%       0.96%       13.84%        33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.81%         1.12%      (0.03)%       1.09%       18.39%        75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.54%         1.26%      (0.02)%       1.24%      (19.04)%       38%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        0.57%         1.31%      (0.04)%       1.27%      (28.86)%       33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        0.06%         1.39%      (0.09)%       1.30%       21.90%        64%

INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 6, 2004(3) TO MARCH 31, 2005 (UNAUDITED) ......        0.08%         1.08%       0.00%        1.08%       11.30%        34%

INTERNATIONAL INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 6, 2004(3) TO MARCH 31, 2005 (UNAUDITED) ......        1.63%         0.48%       0.00%        0.48%       11.90%        12%

LARGE CAP APPRECIATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.32%         0.74%       0.00%        0.74%       11.29%        67%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.50%         0.76%      (0.14)%       0.62%       10.56%       149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.29%         0.81%      (0.09)%       0.72%       18.50%       153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.37%         0.88%      (0.16)%       0.72%      (20.04)%      123%
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 ..............        1.51%         0.79%      (0.07)%       0.72%       (7.01)%       10%

LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.41%         0.78%       0.00%        0.78%       12.10%        75%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        1.25%         0.80%      (0.18)%       0.62%       17.82%       122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 ..............        0.64%         0.86%      (0.32)%       0.54%       (1.80)%        3%

LARGE COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.36%         0.69%       0.00%        0.69%        0.85%         6%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................       (0.09)%        0.76%      (0.08)%       0.68%        2.96%        14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................       (0.24)%        0.78%      (0.02)%       0.76%       27.90%        13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................       (0.34)%        0.78%       0.00%        0.78%      (22.32)%       18%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................       (0.29)%        0.78%       0.00%        0.78%      (39.70)%       13%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................       (0.30)%        0.77%       0.00%        0.77%       33.13%         9%

OVERSEAS PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.18%         1.09%       0.00%        1.09%       16.42%         3%
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004 .............        2.61%         1.02%      (0.18)%       0.84%       20.00%        24%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                               WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                             RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         --------------------------------------------------               PORTFOLIO
                                                         NET INVESTMENT      GROSS     EXPENSES         NET        TOTAL   TURNOVER
                                                          INCOME (LOSS)   EXPENSES       WAIVED    EXPENSES    RETURN(2)       RATE
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        1.08%         0.23%      (0.07)%       0.16%       10.58%         7%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.93%         0.28%      (0.19)%       0.09%       23.97%        17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.74%         0.31%      (0.02)%       0.29%       27.79%        11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.57%         0.33%      (0.01)%       0.32%       (2.60)%       17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        0.90%         0.33%      (0.01)%       0.32%      (12.27)%       25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        1.03%         0.34%      (0.01)%       0.33%       23.09%        42%

SMALL COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........       (0.39)%        0.91%       0.00%        0.91%        5.10%        64%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................       (0.63)%        0.93%      (0.07)%       0.86%       12.70%       145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................       (0.35)%        0.94%      (0.02)%       0.92%       37.90%       163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................       (0.40)%        0.94%       0.00%        0.94%      (19.95)%      169%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................       (0.17)%        0.94%       0.00%        0.94%      (23.09)%      206%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................       (0.28)%        0.94%       0.00%        0.94%       34.41%       203%

SMALL COMPANY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED) .........        0.49%         0.93%      (0.02)%       0.91%       12.61%        41%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .................        0.54%         0.93%      (0.13)%       0.80%       23.72%        64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .................        0.70%         0.95%      (0.16)%       0.79%       38.33%        80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .................        0.68%         0.98%      (0.19)%       0.79%       (2.16)%       98%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .................        1.32%         0.97%      (0.18)%       0.79%       10.70%        90%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .................        1.37%         1.00%      (0.19)%       0.81%       14.05%       114%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower has certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than year are not annualised.

(3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 18 separate investment portfolios. These financial statements present the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, International Growth Portfolio, International Index Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Overseas Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At March 31, 2005, the following Fund(s) held futures contracts:

                                                                                           Net Unrealized
                                                                                           Appreciation
Fund                           Contracts      Type       Expiration Date  Notional Amount  (Depreciation)
INDEX PORTFOLIO                 58 Long   S&P 500 Index     June 2005       $17,160,725      $   5,825
INTERNATIONAL INDEX PORTFOLIO   56 Long   DJ Eurostoxx      June 2005         2,273,581        (14,990)
                                21 Long    FTSE Index       June 2005         2,007,949        (28,926)
                                14 Long       Topix         June 2005         1,589,122        (13,010)
SMALL CAP INDEX PORTFOLIO       16 Long   Russell 2000      June 2005         5,060,875       (117,675)

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2004, Wells Fargo Bank, N.A. was entitled to receive 40% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at March 31, 2005 are shown on the Statement of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                       Sub-Advisory
                                           Advisory Fees**                                                              Fees (% of
                        Average Daily       (% of Average                                         Average Daily        Average Daily
Portfolio                Net Assets       Daily Net Assets)           Sub-Adviser                   Net Assets          Net Assets)
C&B LARGE CAP          $0 - $499 million        0.750            Cooke & Bieler, L.P.               $0 - $249 million      0.45
VALUE PORTFOLIO      $500 - $999 million        0.700                                             $250 - $499 million      0.40
                      $1 - $2.99 billion        0.650                                             $500 - $749 million      0.35
                      $3 - $4.99 billion        0.625                                                  > $750 million      0.30
                         > $4.99 billion        0.600

DISCIPLINED            $0 - $499 million        0.750           Smith Asset Management              $0 - $200 million      0.30
GROWTH PORTFOLIO     $500 - $999 million        0.700                                             $200 - $500 million      0.20
                      $1 - $2.99 billion        0.650                                                  > $500 million      0.15
                      $3 - $4.99 billion        0.625
                         > $4.99 billion        0.600

EQUITY INCOME          $0 - $499 million        0.750          Wells Capital Management             $0 - $200 million      0.25
PORTFOLIO            $500 - $999 million        0.700                Incorporated                 $200 - $400 million      0.20
                      $1 - $2.99 billion        0.650                                                  > $400 million      0.15
                      $3 - $4.99 billion        0.625
                         > $4.99 billion        0.600

INDEX PORTFOLIO        $0 - $999 million        0.100          Wells Capital Management             $0 - $200 million      0.02
                      $1 - $4.99 billion        0.075                Incorporated                      > $200 million      0.01
                         > $4.99 billion        0.050

INTERNATIONAL          $0 - $499 million        0.950                  New Star                      $0 - $50 million      0.35
EQUITY PORTFOLIO*    $500 - $999 million        0.900           Institutional Managers             $50 - $550 million      0.29
                      $1 - $2.99 billion        0.850                   Limited                        > $550 million      0.20
                      $3 - $4.99 billion        0.825
                         > $4.99 billion        0.800

INTERNATIONAL          $0 - $499 million        0.950            Artisan Partners L.P.                                     0.70
GROWTH PORTFOLIO     $500 - $999 million        0.900
                      $1 - $2.99 billion        0.850
                      $3 - $4.99 billion        0.825
                         > $4.99 billion        0.800

INTERNATIONAL          $0 - $999 million        0.350        Barclays Global Fund Advisors                                 0.30
INDEX PORTFOLIO       $1 - $4.99 billion        0.325
                         > $4.99 billion        0.300

LARGE CAP              $0 - $999 million        0.700               Cadence Capital                 $0 - $250 million      0.30
APPRECIATION          $1 - $2.99 billion        0.650                 Management                  $250 - $500 million      0.20
PORTFOLIO             $3 - $4.99 billion        0.625                                       $500 million - $1 billion      0.15
                         > $4.99 billion        0.600                                                    > $1 billion      0.10


WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       Sub-Advisory
                                           Advisory Fees**                                                              Fees (% of
                           Average Daily    (% of Average                                               Average Daily  Average Daily
Portfolio                     Net Assets  Daily Net Assets)           Sub-Adviser                          Net Assets   Net Assets)
LARGE CAP              $0 - $499 million        0.750            Systematic Financial               $0 - $150 million       0.30
VALUE PORTFOLIO      $500 - $999 million        0.700                 Management                  $150 - $350 million       0.20
                      $1 - $2.99 billion        0.650                                             $350 - $750 million       0.15
                      $3 - $4.99 billion        0.625                                        $750 million -$1 billion       0.13
                         > $4.99 billion        0.600                                                    > $1 billion       0.10

LARGE COMPANY          $0 - $499 million        0.750              Peregrine Capital                 $0 - $25 million       0.75
GROWTH PORTFOLIO     $500 - $999 million        0.700                 Management                    $25 - $50 million       0.60
                      $1 - $2.99 billion        0.650                                              $50 - $275 million       0.50
                      $3 - $4.99 billion        0.625                                                  > $275 million       0.30
                         > $4.99 billion        0.600

OVERSEAS PORTFOLIO     $0 - $499 million        0.950            LSV Asset Management               $0 - $150 million       0.35
                     $500 - $999 million        0.900                                             $150 - $500 million       0.40
                      $1 - $2.99 billion        0.850                                             $500 - $750 million       0.35
                      $3 - $4.99 billion        0.825                                        $750 million -$1 billion      0.325
                         > $4.99 billion        0.800                                                    > $1 billion       0.30

SMALL CAP INDEX        $0 - $999 million        0.200          Wells Capital Management             $0 - $200 million       0.02
PORTFOLIO             $1 - $4.99 billion        0.175                Incorporated                      > $200 million       0.01
                         > $4.99 billion        0.150

SMALL COMPANY          $0 - $499 million        0.900              Peregrine Capital                 $0 - $50 million       0.90
GROWTH PORTFOLIO     $500 - $999 million        0.850                 Management                   $50 - $180 million       0.75
                      $1 - $2.99 billion        0.800                                             $180 - $340 million       0.65
                      $3 - $4.99 billion        0.775                                             $340 - $685 million       0.50
                         > $4.99 billion        0.750                                             $685 - $735 million       0.52
                                                                                                       > $735 million       0.55

SMALL COMPANY          $0 - $499 million        0.900              Peregrine Capital                $0 - $175 million       0.50
VALUE PORTFOLIO      $500 - $999 million        0.850                 Management                       > $175 million       0.75
                      $1 - $2.99 billion        0.800
                      $3 - $4.99 billion        0.775
                         > $4.99 billion        0.750

      * Effective October 6, 2004, New Star Institutional Managers Limited began providing sub-advisory services to the International Equity Portfolio subject to the sub-advisory rates referenced above. Prior to October 6, 2004, Wells Capital Management Incorporated served as the Fund's adviser and received a sub-advisory fee at a rate as a percentage of net assets of 0.35% for assets from $0 to $200 million and 0.25% for assets greater than $200 million.

      ** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                                 Advisory Fees
                                                                 (% of Average
Portfolio                                                      Daily Net Assets)

DISCIPLINED GROWTH PORTFOLIO                                         0.75
EQUITY INCOME PORTFOLIO                                              0.75
INDEX PORTFOLIO                                                      0.15
INTERNATIONAL EQUITY PORTFOLIO                                       1.00
LARGE CAP APPRECIATION PORTFOLIO                                     0.70
LARGE CAP VALUE PORTFOLIO                                            0.75
LARGE COMPANY GROWTH PORTFOLIO                                       0.75
OVERSEAS PORTFOLIO                                                   1.00

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                 Advisory Fees
                                                                 (% of Average
Portfolio                                                      Daily Net Assets)

SMALL CAP INDEX PORTFOLIO                                            0.25
SMALL COMPANY GROWTH PORTFOLIO                                       0.90
SMALL COMPANY VALUE PORTFOLIO                                        0.90

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % of Average
Fund                                                            Daily Net Assets

INTERNATIONAL EQUITY PORTFOLIO                                        0.10
OVERSEAS PORTFOLIO                                                    0.10
ALL OTHER FUNDS                                                       0.02


TRANSACTIONS WITH AFFILIATES

      For the 6 months ended March 31, 2005, the Small Company Growth Portfolio and Small Company Value Portfolio paid brokerage commissions of $24,780 and $11,569, respectively, to an affiliated broker dealer.

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended March 31, 2005, were as follows:

Portfolio                             Purchases at Cost         Sales Proceeds

C&B LARGE CAP VALUE PORTFOLIO           $429,481,637             $ 21,242,379
DISCIPLINED GROWTH PORTFOLIO              49,156,344               51,929,169
EQUITY INCOME PORTFOLIO                   67,317,077              582,869,312
INDEX PORTFOLIO                           63,099,733              119,543,812
INTERNATIONAL EQUITY PORTFOLIO           157,341,186              441,947,466
INTERNATIONAL GROWTH PORTFOLIO           191,996,906               52,252,803
INTERNATIONAL INDEX PORTFOLIO            154,494,915               18,724,702
LARGE CAP APPRECIATION PORTFOLIO          77,224,959               80,793,684
LARGE CAP VALUE PORTFOLIO                323,362,233              215,498,540
LARGE COMPANY GROWTH PORTFOLIO           222,521,975              374,014,364
OVERSEAS PORTFOLIO                         4,254,005               29,668,416
SMALL CAP INDEX PORTFOLIO                 24,245,799               32,377,383
SMALL COMPANY GROWTH PORTFOLIO           546,568,573              535,660,052
SMALL COMPANY VALUE PORTFOLIO            222,321,835              198,904,874

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 101 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

---------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
Robert C. Brown****       Trustee since 1992      Retired.                            None
73
---------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee since 1987      Private Investor/Real Estate        None
60                                                Developer; Chairman of White
                                                  Point Capital, LLC.
---------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee since 1987      Associate Professor of Finance,     None
62                                                Wake Forest University,
                                                  Calloway School of Business
                                                  and Accountancy.
---------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee since 1998      Chairman, CEO, and Co-              None
62                        (Chairman since         Founder of Crystal Geyser
                          2004)                   Water Company and President
                                                  of Crystal Geyser Roxane Water
                                                  Company.
---------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee since 1987      Retired. Prior thereto, President   None
71                                                of Richard M. Leach Associates
                                                  (a financial consulting firm).
---------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee since 1996      Senior Counselor to the public      None
53                                                relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a
                                                  public policy organization).
---------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee since 1996      Principal in the law firm of        None
64                                                Willeke & Daniels.
---------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS

---------------------------------------------------------------------------------------------------------
                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE       PAST FIVE YEARS                     OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President since         Executive Vice President of         None
45                        2003                    Wells Fargo Bank, N.A.
                                                  President of Wells Fargo Funds
                                                  Management, LLC. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC
                                                  from 2001 to 2003. Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from 1997 to 2000.
---------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer since 2003    Senior Vice President of Wells      None
36                                                Fargo Bank, N.A. Senior Vice
                                                  President of Operations for
                                                  Wells Fargo Funds Management,
                                                  LLC. Prior thereto, Operations
                                                  Manager at Scudder Weisel
                                                  Capital, LLC (2000 to 2001),
                                                  Director of Shareholder
                                                  Services at BISYS Fund
                                                  Services (1999 to 2000) and
                                                  Assistant Vice President of
                                                  Operations with Nicholas-
                                                  Applegate Capital Management
                                                  (1993 to 1999).
---------------------------------------------------------------------------------------------------------
C. David Messman          Secretary since 2000    Vice President and Managing         None
44                                                Senior Counsel of Wells Fargo
                                                  Bank, N.A. Senior Vice
                                                  President and Secretary of Wells
                                                  Fargo Funds Management, LLC.
                                                  Vice President and Senior
                                                  Counsel of Wells Fargo Bank,
                                                  N.A. from 1996 to 2003.
---------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

****  Robert C. Brown retired as a Trustee effective April 5, 2005.

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER MATTERS

BOARD CONSIDERATION AND APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

C&B LARGE CAP VALUE PORTFOLIO AND INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires that the Board of Trustees (the "Board") of Wells Fargo Master Trust, including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), approve the terms of investment advisory and sub-advisory agreements. The 1940 Act requires the Independent Trustees to cast their votes in person at a meeting called for the purpose of approving advisory arrangements. In this regard, the Board reviewed and approved, during the most recent six months covered by this report: i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Large Cap Value Portfolio; ii) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("C&B") for the C&B Large Cap Value Portfolio; and iii) an investment sub-advisory agreement that replaces Barclays Global Fund Advisors ("BGFA") with SSgA Funds Management, Inc. ("State Street") for the International Index Portfolio. State Street is expected to replace BGFA as investment sub-adviser to the International Index Portfolio on or about May 27, 2005. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with C&B and State Street (the "Sub-Advisers") are each referred to individually as a "New Agreement" and collectively as the "New Agreements". The current investment sub-advisory agreement with BGFA is referred to as the "Current Agreement". The portfolios identified above are collectively referred to as the "Portfolios".

      More specifically, at Board meetings held on November 2, 2004 and February 8, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the New Agreements.

REASONS FOR REPLACING BGFA WITH STATE STREET

      The Board considered Funds Management's reasons for proposing that BGFA be replaced with State Street as the Sub-Adviser to the International Index Portfolio, including that the Current Agreement is an interim arrangement; State Street is a leading manager of global indexed assets and fund offerings; State Street's experience and research in international indexing could provide benefits for portfolio construction and trading strategies; State Street's scale could benefit the Portfolio through trading efficiencies and cross-trade capabilities; State Street's experience and scale, as well as its ongoing commitment to the index asset management business, allows for it to provide a scope and quality of services at least comparable to BGFA.

      The Board concluded that these reasons supported its selection of State Street.

NATURE, EXTENT AND QUALITY OF SERVICES

      The Board received and considered various data and information regarding the nature, extent and quality of services that would be provided to the Portfolios by Funds Management and the Sub-Advisers under the New Agreements. The Board also considered the services provided by BGFA under the Current Agreement and those that would be provided to the International Index Portfolio under the New Agreement with State Street, noting that the nature and extent of services under the Current Agreement and New Agreement were generally similar in that BGFA and State Street were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and the Sub-Advisers. The Board also considered the ability of Funds Management and the Sub-Advisers, including their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services anticipated to be provided to the C&B Large Cap Value Portfolio by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including in respect of Funds Management's oversight of the service providers, such as investment sub-advisers.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to the Portfolios by Funds Management and the Sub-Advisers and that there was a reasonable basis on which to conclude that the quality of investment sub-advisory services to be provided by State Street under the New Agreement should be at least comparable to or exceed the quality of investment sub-advisory services currently provided by BGFA under the Current Agreement.

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE

      The Board received information about and considered the performance of other investment companies managed by the Sub-Advisers, noting that the Sub-Advisers generally outperformed or performed in line with their various benchmarks over relevant periods. While aware that past performance is not necessarily indicative of future results, the Board concluded that the historical performance of registered investment companies advised by the Sub-Advisers provided a meaningful basis on which to conclude that the Sub-Advisers had potential to provide the Portfolios with comparable performance in the future.

      Based on the above-referenced considerations, the Board concluded that the Sub-Advisers' performance supported the approval of the New Agreements.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

      The Board reviewed and considered the proposed contractual investment advisory fee rate (the "Advisory Agreement Rate") payable by the C&B Large Cap Value Portfolio to Funds Management for investment advisory services. The Board also reviewed and considered the proposed contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

      In addition, the Board reviewed and considered the Advisory Agreement Rate currently payable by the other Wells Fargo large cap value funds and noted that the C&B Large Cap Value Portfolio would be charged the same rate as such funds. The Board also reviewed the Sub-Advisory Agreement Rates charged by C&B and State Street, which serve as Sub-Advisers to the Portfolios. The Board noted that the proposed Sub-Advisory Agreement Rate payable by Funds Management to C&B under the New Agreement for the C&B Large Cap Value Portfolio is the same rate currently payable by Funds Management to C&B under the investment sub-advisory agreement with C&B for the Wells Fargo Funds Trust C&B Large Cap Value Fund. In addition, the Board considered the fact that the proposed Sub-Advisory Agreement Rate payable by Funds Management to State Street is lower that the current rate payable by Funds Management to BGFA under the Current Agreement. The Board noted that the difference in BGFA's and State Street's Sub-Advisory Agreement Rates was generally due to the fact that BGFA was retained to serve as investment sub-adviser to the International Index Portfolio on an interim basis.

      The Board concluded that the Advisory Agreement Rate and Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

      Because the engagement of Funds Management and the Sub-Advisers is new, there is no historical profitability with regard to their arrangements with the Portfolios. The Board considered that any projection of profitability would be uncertain, given that such a projection would depend on many assumptions, which are by their nature, speculative. Accordingly, the Board did not request or consider Funds Management's or the Sub-Advisers' profitability with regard to its approval of the New Agreements.

ECONOMIES OF SCALE

      The Board received and considered information regarding the potential for realization of any future economies of scale. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just in respect of a single fund. The Board concluded that any potential economies of scale will be shared reasonably with Portfolio interestholders, including most particularly through Advisory Agreement Rate and Sub-Advisory Agreement Rate breakpoints.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management and the Sub-Advisers to their other clients, including other registered and unregistered investment companies, private accounts and institutional investors. The Board concluded that the Advisory Agreement Rate and the Sub-Advisory Agreement Rates were within a reasonable range of the fee rates offered to other Funds Management and Sub-Adviser clients.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Portfolios. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Portfolios (such as soft-dollar credits) and benefits potentially derived from an increase in business of Funds Management and the Sub-Advisers

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

as a result of their relationship with the Portfolios (such as the ability to market to interestholders other financial products offered by Funds Management and its affiliates or a Sub-Adviser and its affiliates).

      The Board also considered the policies of the Portfolios in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, potential benefits that may be realized by using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also took note of the respective policies of the Sub-Advisers regarding the anticipated allocation of portfolio investment opportunities among the Portfolios and other clients.

OTHER FACTORS AND BROADER REVIEW

      As discussed above, the Board reviewed detailed materials received from Funds Management and the Sub-Advisers as part of the approval process under
Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Portfolios receive throughout the year. In this regard, the Board reviews reports of Funds Management and C&B and will review reports of State Street at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Portfolios at various times throughout the year.

      After considering the above-described factors and based on the deliberations and its evaluation of the information described above, the Board concluded that approval of the New Agreements for the Portfolios was in the best interest of the Portfolios and their interestholders. Accordingly, the Board unanimously approved the New Agreements.

LIST OF ABBREVIATIONS                              WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depository Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

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

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

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

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R)IS AVAILABLE       THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR      SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF
CALL:                                                         THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR
                                                              PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE
WELLS FARGO FUNDS                                             ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A
PO BOX 8266                                                   PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING
BOSTON, MA 02266-8266                                         CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER
                                                              THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF
WELLS FARGO FUNDS INVESTOR SERVICES:  1-800-222-8222 OR       THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER
VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.                INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE
                                                              CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU
                                                              INVEST OR SEND MONEY.

                                                              WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF
                                                              WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND
                                                              ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER
                                                              AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND
                                                              OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY
                                                              STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND
                                                              ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(c)2005 Wells Fargo Funds Management, LLC. All rights reserved.  SAR 002 (05/05)

                                                                    [LOGO] WELLS
                                                                           FARGO

                                                                           FUNDS

[GRAPHIC OMITTED]

WELLS FARGO OVERSEAS FUND

SEMI-ANNUAL REPORT

                 WELLS FARGO OVERSEAS FUND(SM)

                                                                  MARCH 31, 2005

                                                       WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
    Wells Fargo Overseas Fund .............................................    2
Fund Expenses .............................................................    4
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
    Wells Fargo Overseas Fund .............................................    5
Financial Statements
--------------------------------------------------------------------------------
    Statement of Assets and Liabilities ...................................    6
    Statement of Operations ...............................................    7
    Statements of Changes in Net Assets ...................................    8
    Financial Highlights ..................................................   10
Notes to Financial Statements .............................................   12
--------------------------------------------------------------------------------

                                Master Portfolio

Portfolio of Investments
--------------------------------------------------------------------------------
    Wells Fargo Overseas Portfolio ........................................   15
Financial Statements
--------------------------------------------------------------------------------
    Statement of Assets and Liabilities ...................................   20
    Statement of Operations ...............................................   21
    Statements of Changes in Net Assets ...................................   22
    Financial Highlights ..................................................   23
Notes to Financial Statements .............................................   24
--------------------------------------------------------------------------------
Other Information .........................................................   27
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   29
--------------------------------------------------------------------------------

               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                 WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO OVERSEAS FUND(SM) semi-annual report for the six-month period ended March 31, 2005. On the following pages, you will find a discussion of the Fund, including performance highlights, the Fund managers' strategic outlook, and information about the Fund's portfolio.

THE GLOBAL ECONOMY: RALLY AND REST
--------------------------------------------------------------------------------

      Most of the strong gains in the international markets were achieved in the first three months of the reporting period. The final three months were essentially neutral as gains in the markets were eroded by currency weakness in Europe.

      The fourth quarter of 2004 was characterized by strong equity returns as the price of oil retreated. Global economic growth expectations, though slower, pointed to ongoing expansion. Then, in the first quarter of 2005, this growth slowed as the price of oil reversed course and inflation concerns preoccupied U.S. investors, which led to an increase in long-term interest rates. For U.S.-based international investors, the U.S. dollar was an important factor during the period, as it declined against a variety of currencies. The decline resulted in favorable currency conversions, which enhanced returns of international funds.

      During the six-month reporting period, investors favored international small-cap stocks, continuing an extended run of outperformance relative to larger cap stocks. Emerging market stocks outperformed developing market stocks. Though the advantage was relatively small, international value stocks outpaced international growth stocks.

U.S. ECONOMY: SIMILAR PATTERN
--------------------------------------------------------------------------------

      The U.S. economy was on track for solid, broad-based growth as it headed into 2005, but at the end of a generally solid first quarter of 2005, the economy showed signs of losing steam. In the fourth quarter of 2004, consumer spending continued to hold up well, supported by solid gains in household wealth, an improving job market, and a boost to purchasing power from recent declines in fuel costs. Low mortgage rates and strong "affordability" conditions continued to power the housing "boom," while exports showed signs of responding to improved U.S. competitiveness in the wake of the U.S. dollar's recent declines. By first quarter of 2005, rising interest rates and costlier energy looked to be twin threats countering the signs of this economic expansion.

LOOKING AHEAD
--------------------------------------------------------------------------------

      During all market conditions, we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. Thank you for choosing WELLS FARGO FUNDS(R). We appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM.


Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO OVERSEAS FUND                                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO OVERSEAS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO OVERSEAS FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                             SUB-ADVISER
   Wells Fargo Funds Management, LLC                   LSV Asset Management

FUND MANAGERS                                       INCEPTION DATE
   Josef Lakonishok                                    10/31/03
   Robert W. Vishny
   Menno Vermeulen, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 15.71%(1) for the six-month period ended March 31, 2005, excluding sales charges, outperforming its benchmark, the MSCI/EAFE Index(2), which returned 15.13% over the same period. The Fund distributed $0.23 per share dividend income and $0.37 per share in capital gains.

      The six-month period was characterized by a strong fourth quarter of 2004, followed by flat to declining markets in the first quarter of 2005. In general, value stocks held up well during the period, particularly in early 2005, as energy and commodity-related stocks performed well on the heels of higher oil prices. Our overweighting in mid cap stocks also had a positive impact on relative results.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      A major factor affecting the Fund's performance during the period was the volatility of the U.S. dollar. Over 8% of the portfolio's returns in the fourth quarter of 2004 were attributable to the weak U.S. dollar. This reversed somewhat in the first three months of 2005, as the value of the U.S. dollar increased against major currencies when the Federal Reserve Board increased interest rates.

      Our stock selection in Japan, the UK, and Switzerland had a positive impact on the portfolio, as did our underweighting in the health care and information technology sectors.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We purchased several holdings in financial, energy, and pharmaceutical companies, mostly in Japan, such as Joyo Bank, Hokkoaido Electric Power, and Taisho Pharmaceutical. We also purchased shares of Kelda group (water services, UK), Bennetton Group (clothing, Italy), Dexia (banking, Belgium), and MobileOne (cell phone service, Singapore).

      We sold a number of stocks in the portfolio to meet redemptions and sold several holdings that either met their price point or didn't meet expectations.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Our approach is to select stocks that are cheap on various fundamental measures, have poor past performance, and exhibit recent momentum. Our portfolio consistently seeks to trade at a significant valuation discount relative to the market and has a bias toward mid-cap stocks. We expect to remain underweighted in the health care, consumer staples and technology sectors and overweighted in the financials, utilities, and consumer discretionary sectors in the near future.

      On April 11, 2005, the OVERSEAS FUND changed its name to the INTERNATIONAL VALUE FUND.

      INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES. FOR EXAMPLE, INVESTMENTS IN FOREIGN AND EMERGING MARKETS PRESENT SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

--------------------------------------------------------------------------------

The views expressed are as of March 31, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO OVERSEAS FUND.

(1) The Fund's Adviser has committed through April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East (MSCI/EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                 WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

                                                                      Including Sales Charge            Excluding Sales Charge
                                                                 --------------------------------  --------------------------------
                                                                  6-Month*  1 Year  Life of Fund    6-Month*  1 Year  Life of Fund
Wells Fargo Overseas Fund - Class A (Inception date 10/31/2003)    9.05      11.48      20.49        15.71     18.28      25.63

    Benchmark

      MSCI/EAFE Index                                                                                15.13     15.06      21.85

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
Toyota Motor Corporation                                                   2.62%
--------------------------------------------------------------------------------
UBS AG                                                                     2.44%
--------------------------------------------------------------------------------
Shell Transport & Trading Company plc                                      2.24%
--------------------------------------------------------------------------------
Barclays plc                                                               2.11%
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                                       2.02%
--------------------------------------------------------------------------------
BNP Paribas SA                                                             2.02%
--------------------------------------------------------------------------------
Endesa SA                                                                  1.72%
--------------------------------------------------------------------------------
Nordea AB                                                                  1.69%
--------------------------------------------------------------------------------
Repsol YPF SA                                                              1.62%
--------------------------------------------------------------------------------
Societe Generale                                                           1.61%
--------------------------------------------------------------------------------

FUND CHARACTERISTICS(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------
Beta**                                                                      0.88
--------------------------------------------------------------------------------
Price to Earnings Ratio (trailing 12 months)                               12.3x
--------------------------------------------------------------------------------
Price to Book Ratio                                                         1.7x
--------------------------------------------------------------------------------
Median Market Cap. ($B)                                                  $  6.10
--------------------------------------------------------------------------------
Portfolio Turnover                                                            3%
--------------------------------------------------------------------------------

**    A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK
BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Continental Europe      (45%)
Japan                   (22%)
Southeast Asia           (2%)
United Kingdom          (26%)
United States            (1%)
Australia                (4%)

GROWTH OF $10,000 CHART(5) (AS OF MARCH 31, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                                             WELLS FARGO
                                           OVERSEAS FUND -           MSCI
                                               CLASS A            EAFE INDEX
                                          ----------------       ------------
10/31/2003                                     9425                  10,000
11/30/2003                                     9491                  10,222
12/31/2003                                    10254                  11,020
 1/31/2004                                    10509                  11,176
 2/29/2004                                    10867                  11,434
 3/31/2004                                    11008                  11,498
 4/30/2004                                    10735                  11,238
 5/31/2004                                    10735                  11,276
 6/30/2004                                    11140                  11,523
 7/31/2004                                    10886                  11,149
 8/31/2004                                    10924                  11,198
 9/30/2004                                    11253                  11,490
10/31/2004                                    11499                  11,882
11/30/2004                                    12271                  12,694
12/31/2004                                    12893                  13,250
 1/31/2005                                    12843                  13,007
 2/28/2005                                    13455                  13,569
 3/31/2005                                    13021                  13,228

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Portfolio holdings and characteristics are subject to change.

(5) The chart compares the performance of the WELLS FARGO OVERSEAS FUND Class A shares for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO OVERSEAS FUND                                          FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning        Ending
                                               Account        Account        Expenses     Net Annual
                                                Value          Value       Paid During     Expense
                                               10/01/04       3/31/05      the Period*      Ratio
Wells Fargo Overseas Fund
----------------------------------------------------------------------------------------------------
Wells Fargo Overseas Fund - Class A

Actual                                       $  1,000.00     $ 1,157.10       $ 7.96         1.48%

Hypothetical (5% return before expenses)     $  1,000.00     $ 1,017.50       $ 7.44         1.48%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS --                WELLS FARGO OVERSEAS FUND (UNAUDITED)
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                VALUE

INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS  - 97.39%
   N/A       WELLS FARGO OVERSEAS PORTFOLIO                              $29,653

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $24,927)          29,653
                                                                         -------
TOTAL INVESTMENTS IN SECURITIES
(COST $24,927)                                           97.39%          $29,653
OTHER ASSETS AND LIABILITIES, NET                         2.61               794
                                                        ------           -------
TOTAL NET ASSETS                                        100.00%          $30,447
                                                        ======           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OVERSEAS FUND                 STATEMENT OF ASSETS AND LIABILITIES --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                OVERSEAS FUND
-------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .................................................   $    29,653
                                                                                                  -----------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ............................................        29,653
                                                                                                  -----------
  CASH ........................................................................................        18,321
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...........................................         2,762
                                                                                                  -----------
TOTAL ASSETS ..................................................................................        50,736
                                                                                                  -----------
LIABILITIES
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................................................           991
  ACCRUED EXPENSES AND OTHER LIABILITIES ......................................................        19,298
                                                                                                  -----------
TOTAL LIABILITIES .............................................................................        20,289
                                                                                                  -----------
TOTAL NET ASSETS ..............................................................................   $    30,447
                                                                                                  ===========
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .............................................................................   $    25,055
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................................           (31)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................           697
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION
    OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...............................         4,726
                                                                                                  -----------
TOTAL NET ASSETS ..............................................................................   $    30,447
                                                                                                  -----------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ........................................................................   $    30,447
  SHARES OUTSTANDING - CLASS A ................................................................         2,309
  NET ASSET VALUE PER SHARE - CLASS A .........................................................   $     13.19
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...............................................   $     13.99
                                                                                                  -----------
INVESTMENTS AT COST ...........................................................................   $    24,927
                                                                                                  ===========

(1)   THE FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --                             WELLS FARGO OVERSEAS FUND
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              OVERSEAS FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIO(1)..............          $     321
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIO..................               (145)
                                                                                  ---------
TOTAL INVESTMENT INCOME.................................................                176
                                                                                  ---------

EXPENSES
   ADMINISTRATION FEES
      FUND LEVEL........................................................                  7
      CLASS A...........................................................                 39
   SHAREHOLDER SERVICING FEES...........................................                 34
   ACCOUNTING FEES......................................................              9,972
   AUDIT FEES...........................................................              2,344
   LEGAL FEES...........................................................                 49
   SHAREHOLDER REPORTS..................................................                 49
   TRUSTEES' FEES.......................................................              3,684
   OTHER FEES AND EXPENSES..............................................                147
                                                                                  ---------
TOTAL EXPENSES..........................................................             16,325
                                                                                  ---------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3).........................            (16,266)
   NET EXPENSES.........................................................                 59
                                                                                  ---------
NET INVESTMENT INCOME (LOSS)............................................                117
                                                                                  ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS.............                854
                                                                                  ---------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS...............................                854
                                                                                  ---------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS.............              2,808
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM
   MASTER PORTFOLIOS....................................................                 (6)
                                                                                  ---------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS.....              2,802
                                                                                  =========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS..................              3,656
                                                                                  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........          $   3,773
                                                                                  =========

(1)   NET OF FOREIGN WITHHOLDING TAXES OF $32

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OVERSEAS FUND                    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            (UNAUDITED)
                                                                                                FOR THE                  FOR THE
                                                                                       SIX MONTHS ENDED             PERIOD ENDED
                                                                                         MARCH 31, 2005    SEPTEMBER 30, 2004(1)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $   22,873               $        0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................          117                      395
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................          854                      554
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................        2,802                    1,924
                                                                                             ----------               ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        3,773                    2,873
                                                                                             ----------               ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................................         (496)                       0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................................         (758)                       0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................        3,801                   20,000
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................        1,254                        0
                                                                                             ----------               ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A         5,055                   20,000
                                                                                             ----------               ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        5,055                   20,000
                                                                                             ==========               ==========
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        7,574                   22,873
                                                                                             ==========               ==========
ENDING NET ASSETS ........................................................................   $   30,447               $   22,873
                                                                                             ==========               ==========
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................          296                    1,915
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................           98                        0
                                                                                             ----------               ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................          394                    1,915
                                                                                             ----------               ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          394                    1,915
                                                                                             ==========               ==========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $      (31)              $      348
                                                                                             ==========               ==========

(1) THE FUND COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO OVERSEAS FUND                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      NET REALIZED
                                                           BEGINNING         NET               AND  DISTRIBUTIONS
                                                           NET ASSET  INVESTMENT        UNREALIZED       FROM NET
                                                           VALUE PER      INCOME    GAIN (LOSS) ON     INVESTMENT
                                                               SHARE      (LOSS)       INVESTMENTS         INCOME
-----------------------------------------------------------------------------------------------------------------

OVERSEAS FUND

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED).........        $11.94        0.04              1.81          (0.23)
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004.............        $10.00        0.21              1.73           0.00

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflectes the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for the periods less than one year are not annualized.

(3)   Commencement of operations.

(4) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

                                            DISTRIBUTIONS       ENDING          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                 FROM NET    NET ASSET   --------------------------------------------------------
                                                 REALIZED        VALUE    NET INVESTMENT      GROSS      EXPENSES         NET
                                                    GAINS    PER SHARE     INCOME (LOSS)   EXPENSES        WAIVED    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
OVERSEAS FUND

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)       (0.37)      $13.19              0.85%    119.79%(4)   (118.31)%(4)   1.48%(4)
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004            0.00       $11.94              2.46%    282.28%(4)   (280.78)%(4)   1.50%(4)

                                                               PORTFOLIO      NET ASSETS AT
                                                       TOTAL    TURNOVER      END OF PERIOD
                                                   RETURN(2)        RATE    (000'S OMITTED)
-------------------------------------------------------------------------------------------
OVERSEAS FUND

CLASS A
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)       15.71%             3%(5)           $ 30
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004           19.40%            24%(5)           $ 23

WELLS FARGO OVERSEAS FUND              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 74 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Overseas Fund.

      The Overseas Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of the Overseas Fund in each Master Portfolio are as follows:

                                                                  Overseas Fund

OVERSEAS PORTFOLIO                                                    0.02%

      As of March 31, 2005, Wells Fargo Funds Management, LLC owned 45% of the outstanding shares of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)              WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At September 30, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                 Undistributed Net    Undistributed Net
Fund             Investment Income    Realized Gain/Loss      Paid-in Capital

OVERSEAS FUND          $(47)                 $47                    $0

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2005.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

      For each Fund that invests all of its assets in single Master Portfolios, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                          Admin Fees
                         Average Daily                   (% of Average
                          Net Assets                   Daily Net Assets)

FUND LEVEL             $0 - 4.99 billion                     0.05
                       $5 - 9.99 billion                     0.04
                         > $9.99 billion                     0.03

CLASS A                                                      0.28

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

Fund                                      % of Average Daily Net Assets

OVERSEAS FUND                                         0.25

      For the 6 months ended March 31, 2005, shareholder servicing fees paid are disclosed on the Statement of Operations.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

WELLS FARGO OVERSEAS FUND              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the 6 months ended March 31, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from other class specific expenses, if applicable. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                            Net Operating
       Fund                                                 Expense Ratio

       OVERSEAS FUND                                            1.50%

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the 6 months ended March 31, 2005, were as follows:

       Fund                       Purchases at Cost      Sales Proceeds

       OVERSEAS FUND*                   $802                 $5,593


      * This Fund seeks to achieve its investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the 6 months ended March 31, 2005, there were no borrowings under the agreement.

6. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

DISTRIBUTOR CHANGE

      The Board of Trustees has approved the replacement of Stephens Inc. as the funds distributor with Wells Fargo Funds Distributor, LLC, effective April 11, 2005.

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 25, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire certain assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. This acquisition was consummated on December 31, 2004.

      In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. In December 2004, the Strong Funds' shareholders approved the reorganization. The reorganization was consummated at the close of business on April 8, 2005.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS --                         WELLS FARGO MASTER PORTFOLIO
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS - 96.50%

AUSTRALIA - 4.01%
   213,500    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       $  1,434,512
   243,100    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    1,145,254
        32    CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                              383
    25,200    NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   551,748
   162,600    SEVEN NETWORK LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            976,984
   561,900    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                              2,208,839

                                                                                                                        6,317,720
                                                                                                                     ------------

AUSTRIA - 0.58%
     2,900    OMV AG (OIL & GAS EXTRACTION)                                                                               921,393
                                                                                                                     ------------

BELGIUM - 0.66%
    43,400    DEXIA (DEPOSITORY INSTITUTIONS)                                                                           1,032,355
                                                                                                                     ------------

DENMARK - 0.87%
     6,500    BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        435,422
    16,800    DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                   487,429
    10,600    TDS A/S (COMMUNICATIONS)                                                                                    446,792

                                                                                                                        1,369,643
                                                                                                                     ------------

FINLAND - 1.46%
     8,860    KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)+                                                            83,267
    41,700    KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                    645,963
    38,500    KESKO OYJ (FOOD STORES)<<                                                                                   989,163
    48,500    POHJOLA GROUP PLC (INSURANCE CARRIERS)                                                                      585,322

                                                                                                                        2,303,715
                                                                                                                     ------------

FRANCE - 9.33%
     6,753    ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                         530,485
    44,600    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                  3,159,574
     7,600    CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                        538,403
    39,600    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        2,412,662
    10,500    RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                                    583,643
    21,400    RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                     1,911,334
    24,300    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                                2,524,720
     7,800    TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,825,052
    27,100    VALEO SA (TRANSPORTATION EQUIPMENT)                                                                       1,206,349

                                                                                                                       14,692,222
                                                                                                                     ------------

GERMANY - 6.71%
    13,600    AAREAL BANK AG (REAL ESTATE)                                                                                479,525
    22,300    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                     1,580,943
    13,300    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               1,141,163
    11,500    FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            1,323,775
    38,900    IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                                                   1,045,327
    36,800    MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                           1,645,775
    94,700    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)<<                                                              1,950,641

WELLS FARGO MASTER PORTFOLIO                         PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
GERMANY (continued)
    53,300    TUI AG (TRANSPORTATION BY AIR)<<                                                                       $  1,407,414

                                                                                                                       10,574,563
                                                                                                                     ------------

GREECE - 0.28%
    89,000    INTRACOM SA (COMMUNICATIONS)                                                                                445,329
                                                                                                                     ------------

HONG KONG - 1.03%
 1,677,900    CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     903,548
   652,500    SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                                719,474

                                                                                                                        1,623,022
                                                                                                                     ------------

IRELAND - 0.91%
    81,000   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          1,438,497
                                                                                                                     ------------

ITALY - 3.87%
    85,500    BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+               824,599
   403,800    COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                  1,190,834
    68,100    ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                                651,489
    60,395    ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         1,568,142
    89,400    ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                         1,224,943
    26,800    RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                                                      630,543

                                                                                                                        6,090,550
                                                                                                                     ------------

JAPAN - 21.27%
     8,600    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   581,460
   116,500    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                         1,509,079
    71,000    BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  1,305,055
     2,500    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               58,752
    70,100    DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                          1,640,875
    20,500    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                                510,445
    42,200    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            810,706
    31,600    HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             424,064
    70,100    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                    1,425,142
    24,600    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                    1,231,950
   301,000    JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                               1,619,668
    41,400    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                              830,085
    34,000    KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         481,638
   537,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                                                  1,722,727
   474,000    MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                             1,511,779
    58,600    NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      761,259
    74,600    NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               773,619
       540    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                 2,361,839
   117,400    NISSAN MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                 1,203,232
    14,100    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                963,844
    44,500    RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)  1,166,138
    42,800    SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                                415,108
   101,000    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                          865,607

PORTFOLIO OF INVESTMENTS --                         WELLS FARGO MASTER PORTFOLIO
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
JAPAN (continued)
    30,000    TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       $    637,881
    13,100    TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                   882,048
   135,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              1,344,586
   265,000    TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                          946,517
   220,000    TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                                                1,062,762
    19,000    TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                    348,708
   110,300    TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                       4,104,234

                                                                                                                       33,500,807
                                                                                                                     ------------

NETHERLANDS - 4.97%
    65,500    ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                            1,625,125
   167,800    AEGON NV (INSURANCE CARRIERS)                                                                             2,264,364
    61,800    ING GROEP NV (INSURANCE CARRIERS)                                                                         1,866,585
    40,200    OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                             642,529
    23,900    ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                   1,428,863

                                                                                                                        7,827,466
                                                                                                                     ------------

NORWAY - 0.92%
    50,000    DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                               510,916
     9,400    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                      775,836
    10,420    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                                                             158,274

                                                                                                                        1,445,026
                                                                                                                     ------------

PORTUGAL - 0.37%
   211,400  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                        575,477
                                                                                                                     ------------

SINGAPORE - 1.02%
   103,000    FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                            948,417
   545,878    MOBILONE LIMITED (COMMUNICATIONS)                                                                           661,370

                                                                                                                        1,609,787
                                                                                                                     ------------

SPAIN - 3.81%
    63,600    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                774,152
   119,800    ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                           2,694,385
    95,700    REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                    2,533,210

                                                                                                                        6,001,747
                                                                                                                     ------------

SWEDEN - 2.58%
    25,900    FORENINGS SPARBANKEN AB (DEPOSITORY INSTITUTIONS)<<                                                         611,704
   262,300    NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                       2,652,343
    42,100    SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                                  797,833

                                                                                                                        4,061,880
                                                                                                                     ------------

SWITZERLAND - 6.55%
     8,600    CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                                    80,891
     2,100    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                             663,685

WELLS FARGO MASTER PORTFOLIO                         PORTFOLIO OF INVESTMENTS --
                                                      MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
SWITZERLAND (continued)
    16,900    SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                    $  1,109,193
     2,900    SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        1,248,694
     3,000    SWISSCOM AG (COMMUNICATIONS)                                                                              1,099,870
    45,200    UBS AG (DEPOSITORY INSTITUTIONS)                                                                          3,816,897
     2,000    VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                              456,085
     5,200    VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                    876,050
    38,600    VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                                                              960,119

                                                                                                                       10,311,484
                                                                                                                     ------------

UNITED KINGDOM - 25.30%
    78,300    ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                        1,306,553
   126,100    ARRIVA PLC (TRANSPORTATION BY AIR)                                                                        1,251,062
   114,500    AVIVA PLC (INSURANCE CARRIERS)                                                                            1,373,991
   323,400    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                    3,306,297
    53,500    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   666,766
   115,900    BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      660,899
    56,200    BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+               860,783
    17,000    BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                                200,304
   164,400    BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 955,326
   167,300    BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            1,120,771
   479,687    BT GROUP PLC (COMMUNICATIONS)                                                                             1,862,835
   529,200    DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                             1,527,586
   186,000    DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                      553,603
    78,400    FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                                    508,547
    78,300    GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          651,057
   220,900    GKL PLC (TRANSPORTATION EQUIPMENT)                                                                        1,059,269
    31,300    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                           717,480
   175,800    HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       1,662,752
    37,300    HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                          581,524
   166,000    J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                                   907,373
   172,200    JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                                 683,372
   123,700    KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       1,397,898
   350,000    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                            3,161,553
   237,100    NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                                691,132
   676,500    OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                       1,719,470
   688,900    PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   1,542,692
   231,200    SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    1,786,964
    45,800    SEVERN TRENT PLC (WATER TRANSPORTATION)                                                                     791,938
   391,800    SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                           3,516,921
   139,200    UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                  1,659,867
    55,100    WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD & KINDRED PRODUCTS)                                            1,171,409

                                                                                                                       39,857,994
                                                                                                                     ------------

TOTAL COMMON STOCKS (COST $116,635,238)                                                                               152,000,677
                                                                                                                     ------------

PORTFOLIO OF INVESTMENTS --                         WELLS FARGO MASTER PORTFOLIO
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                          INTEREST RATE    MATURITY DATE     VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.50%
   10,233,394  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                      $ 10,233,394
                                                                                                                     ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,233,394)                                                             10,233,394
                                                                                                                     ------------
SHORT-TERM INVESTMENTS - 0.96%

SHARES

MUTUAL FUND - 0.96%
    1,513,097  WELLS FARGO MONEY MARKET TRUST~++                                                                        1,513,097
                                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,513,097)                                                                          1,513,097
                                                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $128,381,729)*                               103.96%                                                           $163,747,168
OTHER ASSETS AND LIABILITIES, NET                   (3.96)                                                             (6,232,910)
                                                   ------                                                            ------------
TOTAL NET ASSETS                                   100.00%                                                           $157,514,258
                                                   ======                                                            ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,513,097.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIO              STATEMENT OF ASSETS AND LIABILITIES --
                                                     MARCH 31, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   OVERSEAS PORTFOLIO
-------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE..............................           $152,000,677
  COLLATERAL FOR SECURITIES LOANED (NOTE 2)...................             10,233,394
  INVESTMENTS IN AFFILIATES...................................              1,513,097
                                                                         ------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW)............            163,747,168
                                                                         ------------
  FOREIGN CURRENCY, AT VALUE..................................              3,170,964
  RECEIVABLES FOR DIVIDENDS AND INTEREST......................                983,785
  PREPAID EXPENSES AND OTHER ASSETS...........................                  5,220
                                                                         ------------
TOTAL ASSETS..................................................            167,907,137
                                                                         ------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED...........................                 16,798
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3).......                140,841
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR.....................                  1,846
  PAYABLE FOR SECURITIES LOANED (NOTE 2)......................             10,233,394
                                                                         ------------
TOTAL LIABILITIES.............................................             10,392,879
                                                                         ------------
TOTAL NET ASSETS..............................................           $157,514,258
                                                                         ============
INVESTMENTS AT COST...........................................           $128,381,729
                                                                         ============
FOREIGN CURRENCIES AT COST....................................           $  3,193,331
                                                                         ============
SECURITIES ON LOAN, AT MARKET VALUE...........................           $  9,707,868
                                                                         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --                          WELLS FARGO MASTER PORTFOLIO
FOR THE SIX MONTHS ENDED MARCH 31, 2005
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                            OVERSEAS PORTFOLIO
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1)........................................................            $  1,754,725
  INTEREST............................................................                   6,398
  INCOME FROM AFFILIATED SECURITIES...................................                  16,222
  SECURITIES LENDING INCOME...........................................                  35,760
                                                                                  ------------
TOTAL INVESTMENT INCOME...............................................               1,813,105
                                                                                  ------------
EXPENSES
  ADVISORY FEES.......................................................                 758,426
  CUSTODY FEES........................................................                  79,834
  ACCOUNTING FEES.....................................................                  13,712
  AUDIT FEES..........................................................                   9,324
  LEGAL FEES..........................................................                     450
  SHAREHOLDER REPORTS.................................................                     399
  TRUSTEES' FEES......................................................                   3,491
  OTHER FEES AND EXPENSES.............................................                   3,860
                                                                                  ------------
TOTAL EXPENSES........................................................                 869,496
                                                                                  ------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3)........................                   (323)
  NET EXPENSES........................................................                 869,173
                                                                                  ------------
NET INVESTMENT INCOME (LOSS)..........................................                 943,932
                                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION.....               6,935,042
                                                                                  ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS.............................               6,935,042
                                                                                  ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION.....              16,570,724
                                                                                  ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS...              16,570,724
                                                                                  ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................              23,505,766
                                                                                  ============
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......            $ 24,449,698
                                                                                  ============

(1)  NET OF FOREIGN WITHHOLDING TAXES OF..............................            $    184,103

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIO                 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       (UNAUDITED) FOR                FOR THE
                                                                                  THE SIX MONTHS ENDED           PERIOD ENDED
                                                                                        MARCH 31, 2005  SEPTEMBER 30, 2004(1)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS.........................................................         $ 155,296,981          $           0

OPERATIONS:
  NET INVESTMENT INCOME (LOSS)..................................................               943,932              3,949,505
  NET REALIZED GAIN (LOSS) ON INVESTMENTS.......................................             6,935,042              6,412,521
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS...........            16,570,724             18,770,563
                                                                                         -------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.................            24,449,698             29,132,589
                                                                                         -------------          -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  CONTRIBUTIONS.................................................................             1,226,639            158,805,034
  WITHDRAWALS...................................................................           (23,459,060)           (32,640,642)
                                                                                         -------------          -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS....           (22,232,421)           126,164,392
                                                                                         -------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS...........................................             2,217,277            155,296,981
                                                                                         =============          =============
ENDING NET ASSETS...............................................................         $ 157,514,258          $ 155,296,981
                                                                                         =============          =============

(1)   THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     ----------------------------------------------------              PORTFOLIO
                                                     NET INVESTMENT         GROSS     EXPENSES        NET      TOTAL    TURNOVER
                                                      INCOME (LOSS)      EXPENSES       WAIVED   EXPENSES   RETURN(2)       RATE
 -------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO MARCH 31, 2005 (UNAUDITED)......           1.18%         1.09%        0.00%      1.09%      16.42%         3%
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004..........           2.61%         1.02%      (0.18)%      0.84%      20.00%        24%

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIO           NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 18 separate investment portfolios (each, a "Fund" and collectively, the "Funds"). These financial statements present the Overseas Portfolio.

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)           WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2004, Wells Fargo Bank, N.A. was entitled to receive 40% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at March 31, 2005 are shown on the Statement of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                 Advisory Fees*                                           Sub-Advisory Fees
                         Average Daily          (% of Average                         Average Daily         (% of Average
Fund                       Net Assets          Daily Net Assets)    Sub-Adviser        Net Assets         Daily Net Assets)
OVERSEAS PORTFOLIO       $0 - 499 million            0.950           LSV Asset       $0 - 150 million          0.350
                       $500 - 999 million            0.900          Management     $150 - 500 million          0.400
                        $1 - 2.99 billion            0.850                         $500 - 750 million          0.350
                        $3 - 4.99 billion            0.825                           $750 - 1 billion          0.325
                           >$4.99 billion            0.800                               > $1 billion          0.300

      * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the annual rate of 1.00% of average daily net assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                           % Of Average
Fund                                                     Daily Net Assets

OVERSEAS PORTFOLIO                                             0.10

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended March 31, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

WELLS FARGO MASTER PORTFOLIO           NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended March 31, 2005, were as follows:

       Fund                       Purchases at Cost          Sales Proceeds

       OVERSEAS PORTFOLIO             $4,254,005              $29,668,416

OTHER INFORMATION (UNAUDITED)                       WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 101 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**


                                     POSITION HELD AND            PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                         LENGTH OF SERVICE ***        PAST FIVE YEARS                    OTHER DIRECTORSHIPS
Robert C. Brown****                  Trustee, since 1992          Retired.                           None
73
--------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                      Trustee, since 1987          Private Investor/Real Estate       None
60                                                                Developer; Chairman of White
                                                                  Point Capital, LLC.
--------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

                                     POSITION HELD AND            PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                         LENGTH OF SERVICE ***        PAST FIVE YEARS                    OTHER DIRECTORSHIPS

Thomas S. Goho                       Trustee, since 1987          Associate Professor of Finance,    None
62                                                                Wake Forest University,
                                                                  Calloway School of Business
                                                                  and Accountancy.
--------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon                      Trustee, since 1998          Chairman, CEO, and Co-             None
62                                   (Chairman since 2004)        Founder of Crystal Geyser
                                                                  Water Company and President
                                                                  of Crystal Geyser Roxane Water
                                                                  Company.
--------------------------------------------------------------------------------------------------------------------------
Richard M. Leach                     Trustee, since 1987          Retired. Prior thereto, President  None
71                                                                of Richard M. Leach Associates
                                                                  (a financial consulting firm).
--------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                     Trustee, since 1996          Senior Counselor to the public     None
53                                                                relations firm of Himle-Horner
                                                                  and Senior Fellow at the
                                                                  Humphrey Institute,
                                                                  Minneapolis, Minnesota (a
                                                                  public policy organization).
--------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke                    Trustee, since 1996          Principal in the law firm of       None
64                                                                Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------------------

WELLS FARGO MASTER PORTFOLIO                       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                                     POSITION HELD AND            PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                         LENGTH OF SERVICE            PAST FIVE YEARS                    OTHER DIRECTORSHIPS
Karla M. Rabusch                     President, since 2003        Executive Vice President of        None
45                                                                Wells Fargo Bank, N.A.
                                                                  President of Wells Fargo Funds
                                                                  Management, LLC. Senior Vice
                                                                  President and Chief
                                                                  Administrative Officer of Wells
                                                                  Fargo Funds Management, LLC
                                                                  from 2001 to 2003. Vice
                                                                  President of Wells Fargo Bank,
                                                                  N.A. from 1997 to 2000.
--------------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo                   Treasurer, since 2003        Senior Vice President of Wells     None
36                                                                Fargo Bank, N.A. Senior Vice
                                                                  President of
                                                                  Operations for
                                                                  Wells Fargo Funds
                                                                  Management, LLC.
                                                                  Prior thereto,
                                                                  Operations Manager
                                                                  at Scudder Weisel
                                                                  Capital, LLC (2000
                                                                  to 2001), Director
                                                                  of Shareholder
                                                                  Services at BISYS
                                                                  Fund Services (1999
                                                                  to 2000) and
                                                                  Assistant Vice
                                                                  President of
                                                                  Operations with
                                                                  Nicholas- Applegate
                                                                  Capital Management
                                                                  (1993 to 1999).
--------------------------------------------------------------------------------------------------------------------------
C. David Messman                     Secretary, since 2000        Vice President and Managing        None
44                                                                Senior Counsel of Wells Fargo
                                                                  Bank, N.A. Senior Vice
                                                                  President and Secretary of Wells
                                                                  Fargo Funds Management, LLC.
                                                                  Vice President and Senior
                                                                  Counsel of Wells Fargo Bank,
                                                                  N.A. from 1996 to 2003.
--------------------------------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

  ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

****  Robert C. Brown retired as a Trustee effective April 5, 2005.

LIST OF ABBREVIATIONS                                  WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depository Receipt
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
Connie Lee  -- Connie Lee Insurance Company
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FFCB        -- Federal Farm Credit Bank
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRN         -- Floating Rate Notes
FSA         -- Financial Security Assurance, Inc
GDR         -- Global Depository Receipt
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
IDR         -- Industrial Development Revenue
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
MTN         -- Medium Term Note
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PLC         -- Private Placement
PSFG        -- Public School Fund Guaranty
RAW         -- Revenue Anticipation Warrants
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
R&D         -- Research & Development
SFHR        -- Single Family Housing Revenue
SFMR        -- Single Family Mortgage Revenue
SLMA        -- Student Loan Marketing Association
STEERS      -- Structured Enhanced Return Trust
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate
WEBS        -- World Equity Benchmark Shares
XLCA        -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

More information about WELLS FARGO FUNDS(R) is available free upon request. To obtain literature, please write or call:

WELLS FARGO FUNDS
PO Box 8266
Boston, MA 02266-8266

WELLS FARGO FUNDS Investor Services: 1-800-222-8222 OR visit our web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, CALL 1-800-222-8222. Please consider the investment objectives, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

(c)2004 Wells Fargo Funds Management, LLC. All rights reserved.  SAR 029 (05/05)




ITEM 2.  CODE OF ETHICS
=======================
Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
Not applicable.


ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
 (a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.


                                                    Wells Fargo Funds Trust

                                                    By:    /s/Karla M. Rabusch
                                                           -------------------
                                                           Karla M. Rabusch
                                                           President

                                                    By:    /s/Stacie D. DeAngelo
                                                           ---------------------
                                                           Stacie D. DeAngelo
                                                           Treasurer

                                                    Date: May 19, 2005